UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026, the immediately following companion submission (the “first companion submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026, the immediately following companion submission (the “second companion submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026, the immediately following companion submission (the “third companion submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026 and the immediately following companion submission (the “fourth companion submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026 provide the information required by Item 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “fifth companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission, the Registrant’s first companion submission, the Registrant’s second companion submission, the Registrant’s third companion submission and the Registrant’s fourth companion submission. Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission, the first companion submission, the second companion submission, the third companion submission and the fourth companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

•	PIMCO All Asset Fund Class A
•	PIMCO All Asset Fund Administrative Class
•	PIMCO All Asset Fund Class C
•	PIMCO All Asset Fund Institutional Class
•	PIMCO All Asset Fund I-2
•	PIMCO All Asset Fund Class R
•	PIMCO All Asset Fund I-3
•	PIMCO All Asset All Authority Fund Class A
•	PIMCO All Asset All Authority Fund Class C
•	PIMCO All Asset All Authority Fund Institutional Class
•	PIMCO All Asset All Authority Fund I-2
•	PIMCO All Asset All Authority Fund I-3
•	PIMCO Global Core Asset Allocation Fund Class A
•	PIMCO Global Core Asset Allocation Fund Class C
•	PIMCO Global Core Asset Allocation Fund Institutional Class
•	PIMCO Global Core Asset Allocation Fund I-2
•	PIMCO California Intermediate Municipal Bond Fund Class A
•	PIMCO California Intermediate Municipal Bond Fund Class C
•	PIMCO California Intermediate Municipal Bond Fund Institutional Class
•	PIMCO California Intermediate Municipal Bond Fund I-2
•	PIMCO California Municipal Bond Fund Class A
•	PIMCO California Municipal Bond Fund Class C
•	PIMCO California Municipal Bond Fund Institutional Class
•	PIMCO California Municipal Bond Fund I-2
•	PIMCO California Short Duration Municipal Income Fund Class A
•	PIMCO California Short Duration Municipal Income Fund Institutional Class
•	PIMCO California Short Duration Municipal Income Fund I-2
•	PIMCO High Yield Municipal Bond Fund Class A
•	PIMCO High Yield Municipal Bond Fund Class C
•	PIMCO High Yield Municipal Bond Fund Institutional Class
•	PIMCO High Yield Municipal Bond Fund I-2
•	PIMCO High Yield Municipal Bond Fund I-3
•	PIMCO Municipal Bond Fund Class A
•	PIMCO Municipal Bond Fund Class C
•	PIMCO Municipal Bond Fund Institutional Class
•	PIMCO Municipal Bond Fund I-2
•	PIMCO Municipal Bond Fund I-3
•	PIMCO National Intermediate Municipal Bond Fund Class A
•	PIMCO National Intermediate Municipal Bond Fund Class C
•	PIMCO National Intermediate Municipal Bond Fund Institutional Class
•	PIMCO National Intermediate Municipal Bond Fund I-2
•	PIMCO New York Municipal Bond Fund Class A
•	PIMCO New York Municipal Bond Fund Class C
•	PIMCO New York Municipal Bond Fund Institutional Class
•	PIMCO New York Municipal Bond Fund I-2
•	PIMCO New York Municipal Bond Fund I-3
•	PIMCO Short Duration Municipal Income Fund Class A
•	PIMCO Short Duration Municipal Income Fund Class C
•	PIMCO Short Duration Municipal Income Fund Institutional Class
•	PIMCO Short Duration Municipal Income Fund I-2
•	PIMCO Short Duration Municipal Income Fund Class C-2
•	PIMCO Short Duration Municipal Income Fund I-3
•	PIMCO California Municipal Opportunistic Value Fund Institutional Class

•	PIMCO National Municipal Opportunistic Value Fund Institutional Class
•	PIMCO Emerging Markets Bond Fund Class A
•	PIMCO Emerging Markets Bond Fund Class C
•	PIMCO Emerging Markets Bond Fund Institutional Class
•	PIMCO Emerging Markets Bond Fund I-2
•	PIMCO Emerging Markets Bond Fund I-3
•	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
•	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
•	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
•	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
•	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
•	PIMCO Emerging Markets Local Currency and Bond Fund Class A
•	PIMCO Emerging Markets Local Currency and Bond Fund Class C
•	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class
•	PIMCO Emerging Markets Local Currency and Bond Fund I-2
•	PIMCO Emerging Markets Local Currency and Bond Fund I-3
•	PIMCO Global Advantage® Strategy Bond Fund Class A
•	PIMCO Global Advantage® Strategy Bond Fund Institutional Class
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2
•	PIMCO International Bond Fund (Unhedged) Class A
•	PIMCO International Bond Fund (Unhedged) Administrative Class
•	PIMCO International Bond Fund (Unhedged) Class C
•	PIMCO International Bond Fund (Unhedged) Institutional Class
•	PIMCO International Bond Fund (Unhedged) I-2
•	PIMCO International Bond Fund (Unhedged) I-3

 Filed under the first companion submission on Form N-CSR:

•	PIMCO RAE Fundamental Advantage PLUS Fund Class A
•	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class
•	PIMCO RAE PLUS EMG Fund Institutional Class
•	PIMCO RAE PLUS EMG Fund I-2
•	PIMCO RAE PLUS EMG Fund Class A
•	PIMCO RAE PLUS EMG Fund Class C
•	PIMCO RAE PLUS Fund Class A
•	PIMCO RAE PLUS Fund Class C
•	PIMCO RAE PLUS Fund Institutional Class
•	PIMCO RAE PLUS Fund I-2
•	PIMCO RAE PLUS Fund I-3
•	PIMCO RAE PLUS International Fund Institutional Class
•	PIMCO RAE PLUS International Fund Class A
•	PIMCO RAE PLUS International Fund I-2
•	PIMCO RAE PLUS Small Fund Institutional Class
•	PIMCO RAE PLUS Small Fund Class A
•	PIMCO RAE PLUS Small Fund Class C
•	PIMCO RAE PLUS Small Fund I-2
•	PIMCO RAE Worldwide Long/Short PLUS Fund Class A
•	PIMCO RAE Worldwide Long/Short PLUS Fund Class C
•	PIMCO RAE Worldwide Long/Short PLUS Fund I-2
•	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class
•	PIMCO StocksPLUS® Absolute Return Fund Class A
•	PIMCO StocksPLUS® Absolute Return Fund Class C
•	PIMCO StocksPLUS® Absolute Return Fund Institutional Class
•	PIMCO StocksPLUS® Absolute Return Fund I-2

•	PIMCO StocksPLUS® Absolute Return Fund I-3
•	PIMCO StocksPLUS® Fund Class A
•	PIMCO StocksPLUS® Fund Class C
•	PIMCO StocksPLUS® Fund Institutional Class
•	PIMCO StocksPLUS® Fund I-2
•	PIMCO StocksPLUS® Fund Class R
•	PIMCO StocksPLUS® Fund I-3
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3
•	PIMCO StocksPLUS® International Fund (Unhedged) Class A
•	PIMCO StocksPLUS® International Fund (Unhedged) Class C
•	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class
•	PIMCO StocksPLUS® International Fund (Unhedged) I-2
•	PIMCO StocksPLUS® International Fund (Unhedged) I-3
•	PIMCO StocksPLUS® Long Duration Fund Institutional Class
•	PIMCO StocksPLUS® Short Fund Class A
•	PIMCO StocksPLUS® Short Fund Class C
•	PIMCO StocksPLUS® Short Fund Institutional Class
•	PIMCO StocksPLUS® Short Fund I-2
•	PIMCO StocksPLUS® Short Fund I-3
•	PIMCO StocksPLUS® Small Fund Class A
•	PIMCO StocksPLUS® Small Fund Class C
•	PIMCO StocksPLUS® Small Fund Institutional Class
•	PIMCO StocksPLUS® Small Fund I-2
•	PIMCO StocksPLUS® Small Fund I-3

 Filed under the second companion submission on Form N-CSR:

•	PIMCO Climate Bond Fund Class A
•	PIMCO Climate Bond Fund Class C
•	PIMCO Climate Bond Fund Institutional Class
•	PIMCO Climate Bond Fund I-2
•	PIMCO Climate Bond Fund I-3
•	PIMCO Dynamic Bond Fund Class A
•	PIMCO Dynamic Bond Fund Class C
•	PIMCO Dynamic Bond Fund Institutional Class
•	PIMCO Dynamic Bond Fund I-2
•	PIMCO Dynamic Bond Fund Class R
•	PIMCO Dynamic Bond Fund I-3
•	PIMCO Extended Duration Fund Institutional Class
•	PIMCO Extended Duration Fund I-2
•	PIMCO GNMA and Government Securities Fund Class A
•	PIMCO GNMA and Government Securities Fund Class C
•	PIMCO GNMA and Government Securities Fund Institutional Class
•	PIMCO GNMA and Government Securities Fund I-2
•	PIMCO GNMA and Government Securities Fund I-3
•	PIMCO Investment Grade Credit Bond Fund Class A
•	PIMCO Investment Grade Credit Bond Fund Administrative Class
•	PIMCO Investment Grade Credit Bond Fund Class C
•	PIMCO Investment Grade Credit Bond Fund Institutional Class
•	PIMCO Investment Grade Credit Bond Fund I-2
•	PIMCO Investment Grade Credit Bond Fund I-3
•	PIMCO Long Duration Total Return Fund Institutional Class
•	PIMCO Long Duration Total Return Fund I-2
•	PIMCO Long Duration Total Return Fund Class A
•	PIMCO Long Duration Total Return Fund Class C
•	PIMCO Long-Term U.S. Government Fund Class A

•	PIMCO Long-Term U.S. Government Fund Class C
•	PIMCO Long-Term U.S. Government Fund Institutional Class
•	PIMCO Long-Term U.S. Government Fund I-2
•	PIMCO Low Duration Opportunities Fund Class A
•	PIMCO Low Duration Opportunities Fund Class C
•	PIMCO Low Duration Opportunities Fund Institutional Class
•	PIMCO Low Duration Opportunities Fund I-2
•	PIMCO Moderate Duration Fund Institutional Class
•	PIMCO Moderate Duration Fund I-2
•	PIMCO Mortgage Opportunities and Bond Fund I-3
•	PIMCO Mortgage Opportunities and Bond Fund Class A
•	PIMCO Mortgage Opportunities and Bond Fund Class C
•	PIMCO Mortgage Opportunities and Bond Fund Institutional Class
•	PIMCO Mortgage Opportunities and Bond Fund I-2
•	PIMCO Total Return ESG Fund Administrative Class
•	PIMCO Total Return ESG Fund Institutional Class
•	PIMCO Total Return ESG Fund I-2
•	PIMCO Total Return ESG Fund Class A
•	PIMCO Total Return ESG Fund Class C
•	PIMCO Total Return ESG Fund I-3
•	PIMCO Total Return Fund II Institutional Class
•	PIMCO Total Return Fund II I-2
•	PIMCO Total Return Fund IV Class A
•	PIMCO Total Return Fund IV Institutional Class
•	PIMCO Total Return Fund V Institutional Class
•	PIMCO Total Return Fund V Class A

 Filed under the third companion submission on Form N-CSR:

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3

•	PIMCO ABS and Short-Term Investments Portfolio

•	PIMCO EM Bond and Short-Term Investments Portfolio

•	PIMCO High Yield and Short-Term Investments Portfolio

•	PIMCO Investment Grade Credit Bond Portfolio

•	PIMCO Long Duration Credit Bond Portfolio

•	PIMCO Low Duration Portfolio

•	PIMCO Moderate Duration Portfolio

•	PIMCO Mortgage and Short-Term Investments Portfolio

•	PIMCO Municipal Portfolio

•	PIMCO Real Return Portfolio

•	PIMCO Sector Fund Series – AM

•	PIMCO Sector Fund Series – H

•	PIMCO Sector Fund Series – I

•	PIMCO Short-Term Portfolio

•	PIMCO Short-Term Floating NAV Portfolio II

•	PIMCO U.S. Government and Short-Term Investments Portfolio

•	PIMCO International Portfolio

•	PIMCO Short Asset Portfolio

•	PIMCO Short-Term Floating NAV Portfolio III

 Filed under the fourth companion submission on Form N-CSR:

•	PIMCO All Asset: Multi-RAE PLUS Fund

•	PIMCO All Asset: Multi-Real Fund

•	PIMCO All Authority: Multi-RAE PLUS Fund

•	PIMCO Income Fund Class A

•	PIMCO Income Fund Administrative Class

•	PIMCO Income Fund Class C

•	PIMCO Income Fund Institutional Class

•	PIMCO Income Fund I-2

•	PIMCO Income Fund Class R

•	PIMCO Income Fund I-3

•	PIMCO Total Return Fund Class A

•	PIMCO Total Return Fund Administrative Class

•	PIMCO Total Return Fund Class C

•	PIMCO Total Return Fund Institutional Class

•	PIMCO Total Return Fund I-2

•	PIMCO Total Return Fund Class R

•	PIMCO Total Return Fund I-3

•	PIMCO Credit Opportunities Bond Fund Class A

•	PIMCO Credit Opportunities Bond Fund Class C

•	PIMCO Credit Opportunities Bond Fund Institutional Class

•	PIMCO Credit Opportunities Bond Fund I-2

•	PIMCO Diversified Income Fund Class A

•	PIMCO Diversified Income Fund Administrative Class

•	PIMCO Diversified Income Fund Class C

•	PIMCO Diversified Income Fund Institutional Class

•	PIMCO Diversified Income Fund I-2

•	PIMCO Diversified Income Fund I-3

•	PIMCO ESG Income Fund Class A

•	PIMCO ESG Income Fund Class C

•	PIMCO ESG Income Fund Institutional Class

•	PIMCO ESG Income Fund I-2

•	PIMCO ESG Income Fund I-3

•	PIMCO High Yield Fund Class A

•	PIMCO High Yield Fund Administrative Class

•	PIMCO High Yield Fund Class C

•	PIMCO High Yield Fund Institutional Class

•	PIMCO High Yield Fund I-2

•	PIMCO High Yield Fund Class R

•	PIMCO High Yield Fund I-3

•	PIMCO High Yield Spectrum Fund Class A

•	PIMCO High Yield Spectrum Fund Class C

•	PIMCO High Yield Spectrum Fund Institutional Class

•	PIMCO High Yield Spectrum Fund I-2

•	PIMCO High Yield Spectrum Fund I-3

•	PIMCO Long-Term Credit Bond Fund Institutional Class

•	PIMCO Long-Term Credit Bond Fund I-2

•	PIMCO Low Duration Credit Fund Class A

•	PIMCO Low Duration Credit Fund Class C

•	PIMCO Low Duration Credit Fund Institutional Class

•	PIMCO Low Duration Credit Fund I-2

•	PIMCO Low Duration Income Fund Class A

•	PIMCO Low Duration Income Fund Class C

•	PIMCO Low Duration Income Fund Institutional Class

•	PIMCO Low Duration Income Fund I-2

•	PIMCO Low Duration Income Fund I-3

•	PIMCO Low Duration Income Fund Class C-2

•	PIMCO Preferred and Capital Securities Fund Class A

•	PIMCO Preferred and Capital Securities Fund Class C

•	PIMCO Preferred and Capital Securities Fund I-2

•	PIMCO Preferred and Capital Securities Fund Institutional Class

•	PIMCO Preferred and Capital Securities Fund I-3

 Filed under this submission (the fifth companion submission) on Form N-CSR:

•	PIMCO Government Money Market Fund Class A

•	PIMCO Government Money Market Fund Class C

•	PIMCO Government Money Market Fund Class M

•	PIMCO Government Money Market Fund I-2

•	PIMCO Government Money Market Fund Institutional Class

•	PIMCO Government Money Market Fund Administrative Class

•	PIMCO Low Duration Fund Class A

•	PIMCO Low Duration Fund Administrative Class

•	PIMCO Low Duration Fund Class C

•	PIMCO Low Duration Fund Institutional Class

•	PIMCO Low Duration Fund I-2

•	PIMCO Low Duration Fund Class R

•	PIMCO Low Duration Fund I-3

•	PIMCO Low Duration Fund Class C-2

•	PIMCO Low Duration Fund II Administrative Class

•	PIMCO Low Duration Fund II Institutional Class

•	PIMCO Low Duration ESG Fund Institutional Class

•	PIMCO Low Duration ESG Fund I-2

•	PIMCO Short Asset Investment Fund Class A

•	PIMCO Short Asset Investment Fund Administrative Class

•	PIMCO Short Asset Investment Fund Institutional Class

•	PIMCO Short Asset Investment Fund I-2

•	PIMCO Short Asset Investment Fund Class M

•	PIMCO Short Asset Investment Fund I-3

•	PIMCO Short-Term Fund Class A

•	PIMCO Short-Term Fund Administrative Class

•	PIMCO Short-Term Fund Class C

•	PIMCO Short-Term Fund Institutional Class

•	PIMCO Short-Term Fund I-2

•	PIMCO Short-Term Fund Class R

•	PIMCO Short-Term Fund I-3

•	PIMCO CommoditiesPLUS® Strategy Fund Class A

•	PIMCO CommoditiesPLUS® Strategy Fund Class C

•	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class

•	PIMCO CommoditiesPLUS® Strategy Fund I-2

•	PIMCO CommoditiesPLUS® Strategy Fund I-3

•	PIMCO CommodityRealReturnStrategy Fund® Class A

•	PIMCO CommodityRealReturnStrategy Fund® Administrative Class

•	PIMCO CommodityRealReturnStrategy Fund® Class C

•	PIMCO CommodityRealReturnStrategy Fund® Institutional Class

•	PIMCO CommodityRealReturnStrategy Fund® I-2

•	PIMCO CommodityRealReturnStrategy Fund® Class R

•	PIMCO CommodityRealReturnStrategy Fund® I-3

•	PIMCO Inflation Response Multi-Asset Fund Class A

•	PIMCO Inflation Response Multi-Asset Fund Institutional Class

•	PIMCO Inflation Response Multi-Asset Fund I-2

•	PIMCO Inflation Response Multi-Asset Fund I-3

•	PIMCO Long-Term Real Return Fund Institutional Class

•	PIMCO Long-Term Real Return Fund I-2

•	PIMCO Real Return Fund Class A

•	PIMCO Real Return Fund Administrative Class

•	PIMCO Real Return Fund Class C

•	PIMCO Real Return Fund Institutional Class

•	PIMCO Real Return Fund I-2

•	PIMCO Real Return Fund Class R

•	PIMCO Real Return Fund I-3

•	PIMCO RealEstateRealReturn Strategy Fund Class A

•	PIMCO RealEstateRealReturn Strategy Fund Class C

•	PIMCO RealEstateRealReturn Strategy Fund Institutional Class

•	PIMCO RealEstateRealReturn Strategy Fund I-2

•	PIMCO RealEstateRealReturn Strategy Fund I-3

•	PIMCO TRENDS Managed Futures Strategy Fund I-3

•	PIMCO TRENDS Managed Futures Strategy Fund Class C

•	PIMCO TRENDS Managed Futures Strategy Fund Class A

•	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class

•	PIMCO TRENDS Managed Futures Strategy Fund I-2

(b)	Not applicable to the open-end investment companies.

Class A: AMAXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.33%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,001	$10,038	$10,002
5/31/16	$10,001	$10,041	$10,004
6/30/16	$10,003	$10,221	$10,006
7/31/16	$10,005	$10,286	$10,009
8/31/16	$10,006	$10,274	$10,011
9/30/16	$10,008	$10,268	$10,013
10/31/16	$10,010	$10,190	$10,016
11/30/16	$10,010	$9,949	$10,019
12/31/16	$10,011	$9,963	$10,022
1/31/17	$10,014	$9,982	$10,025
2/28/17	$10,016	$10,049	$10,029
3/31/17	$10,019	$10,044	$10,034
4/30/17	$10,023	$10,122	$10,039
5/31/17	$10,028	$10,199	$10,045
6/30/17	$10,035	$10,189	$10,052
7/31/17	$10,041	$10,233	$10,060
8/31/17	$10,047	$10,325	$10,069
9/30/17	$10,054	$10,276	$10,078
10/31/17	$10,061	$10,282	$10,087
11/30/17	$10,068	$10,268	$10,096
12/31/17	$10,077	$10,316	$10,106
1/31/18	$10,086	$10,197	$10,117
2/28/18	$10,095	$10,100	$10,128
3/31/18	$10,107	$10,165	$10,141
4/30/18	$10,119	$10,089	$10,155
5/31/18	$10,132	$10,161	$10,170
6/30/18	$10,145	$10,149	$10,185
7/31/18	$10,159	$10,151	$10,202
8/31/18	$10,175	$10,216	$10,219
9/30/18	$10,189	$10,151	$10,236
10/31/18	$10,205	$10,070	$10,255
11/30/18	$10,223	$10,131	$10,274
12/31/18	$10,241	$10,317	$10,294
1/31/19	$10,260	$10,426	$10,315
2/28/19	$10,277	$10,420	$10,334
3/31/19	$10,296	$10,620	$10,356
4/30/19	$10,315	$10,623	$10,377
5/31/19	$10,335	$10,812	$10,398
6/30/19	$10,353	$10,947	$10,419
7/31/19	$10,372	$10,971	$10,440
8/31/19	$10,390	$11,256	$10,460
9/30/19	$10,406	$11,196	$10,478
10/31/19	$10,420	$11,230	$10,496
11/30/19	$10,432	$11,224	$10,511
12/31/19	$10,443	$11,216	$10,526
1/31/20	$10,455	$11,432	$10,540
2/29/20	$10,466	$11,638	$10,554
3/31/20	$10,470	$11,569	$10,567
4/30/20	$10,471	$11,775	$10,576
5/31/20	$10,471	$11,830	$10,580
6/30/20	$10,471	$11,904	$10,581
7/31/20	$10,471	$12,082	$10,582
8/31/20	$10,471	$11,984	$10,584
9/30/20	$10,471	$11,978	$10,585
10/31/20	$10,472	$11,924	$10,586
11/30/20	$10,472	$12,041	$10,586
12/31/20	$10,472	$12,058	$10,587
1/31/21	$10,472	$11,971	$10,588
2/28/21	$10,472	$11,799	$10,589
3/31/21	$10,472	$11,651	$10,589
4/30/21	$10,472	$11,743	$10,590
5/31/21	$10,472	$11,782	$10,590
6/30/21	$10,472	$11,864	$10,590
7/31/21	$10,472	$11,997	$10,590
8/31/21	$10,472	$11,974	$10,590
9/30/21	$10,472	$11,871	$10,591
10/31/21	$10,472	$11,867	$10,591
11/30/21	$10,472	$11,902	$10,592
12/31/21	$10,472	$11,872	$10,592
1/31/22	$10,472	$11,616	$10,593
2/28/22	$10,472	$11,487	$10,593
3/31/22	$10,472	$11,168	$10,595
4/30/22	$10,472	$10,744	$10,598
5/31/22	$10,476	$10,813	$10,603
6/30/22	$10,482	$10,643	$10,610
7/31/22	$10,493	$10,903	$10,621
8/31/22	$10,509	$10,595	$10,637
9/30/22	$10,529	$10,138	$10,658
10/31/22	$10,551	$10,006	$10,684
11/30/22	$10,580	$10,374	$10,715
12/31/22	$10,617	$10,327	$10,751
1/31/23	$10,650	$10,645	$10,791
2/28/23	$10,685	$10,370	$10,829
3/31/23	$10,728	$10,633	$10,872
4/30/23	$10,765	$10,698	$10,915
5/31/23	$10,809	$10,581	$10,961
6/30/23	$10,855	$10,544	$11,008
7/31/23	$10,897	$10,536	$11,058
8/31/23	$10,944	$10,469	$11,110
9/30/23	$10,992	$10,203	$11,160
10/31/23	$11,038	$10,042	$11,212
11/30/23	$11,084	$10,497	$11,264
12/31/23	$11,134	$10,898	$11,317
1/31/24	$11,181	$10,868	$11,369
2/29/24	$11,226	$10,715	$11,419
3/31/24	$11,275	$10,814	$11,472
4/30/24	$11,322	$10,541	$11,523
5/31/24	$11,375	$10,719	$11,577
6/30/24	$11,419	$10,821	$11,629
7/31/24	$11,469	$11,074	$11,683
8/31/24	$11,523	$11,233	$11,737
9/30/24	$11,566	$11,383	$11,788
10/31/24	$11,612	$11,101	$11,839
11/30/24	$11,656	$11,218	$11,886
12/31/24	$11,698	$11,035	$11,933
1/31/25	$11,740	$11,093	$11,979
2/28/25	$11,777	$11,337	$12,020
3/31/25	$11,816	$11,342	$12,064
4/30/25	$11,856	$11,386	$12,108
5/31/25	$11,898	$11,305	$12,153
6/30/25	$11,937	$11,478	$12,196
7/31/25	$11,979	$11,448	$12,242
8/31/25	$12,022	$11,585	$12,287
9/30/25	$12,061	$11,711	$12,331
10/31/25	$12,104	$11,785	$12,375
11/30/25	$12,139	$11,858	$12,416
12/31/25	$12,177	$11,840	$12,457
1/31/26	$12,212	$11,853	$12,498
2/28/26	$12,244	$12,047	$12,534
3/31/26	$12,278	$11,835	$12,573

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.91%	3.23%	2.07%
Class A (including sales charge)	3.91%	3.23%	2.07%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: AMAXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2026

PIMS4099TSRAR_033126

Administrative Class: PGOXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Administrative Class shares (5/13/2016), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Class M shares, adjusted to reflect the fees and other expenses paid by Administrative Class shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,000,207	$1,003,838	$1,000,236
5/31/16	$1,000,344	$1,004,096	$1,000,448
6/30/16	$1,000,627	$1,022,137	$1,000,648
7/31/16	$1,000,909	$1,028,599	$1,000,870
8/31/16	$1,001,154	$1,027,423	$1,001,109
9/30/16	$1,001,498	$1,026,821	$1,001,348
10/31/16	$1,001,754	$1,018,967	$1,001,600
11/30/16	$1,002,059	$994,865	$1,001,858
12/31/16	$1,002,301	$996,268	$1,002,169
1/31/17	$1,002,659	$998,223	$1,002,542
2/28/17	$1,003,003	$1,004,932	$1,002,934
3/31/17	$1,003,477	$1,004,405	$1,003,383
4/30/17	$1,003,993	$1,012,156	$1,003,893
5/31/17	$1,004,584	$1,019,947	$1,004,501
6/30/17	$1,005,384	$1,018,920	$1,005,212
7/31/17	$1,006,111	$1,023,305	$1,006,022
8/31/17	$1,006,930	$1,032,484	$1,006,911
9/30/17	$1,007,760	$1,027,566	$1,007,779
10/31/17	$1,008,551	$1,028,161	$1,008,689
11/30/17	$1,009,392	$1,026,841	$1,009,590
12/31/17	$1,010,425	$1,031,554	$1,010,600
1/31/18	$1,011,468	$1,019,674	$1,011,712
2/28/18	$1,012,441	$1,010,008	$1,012,801
3/31/18	$1,013,774	$1,016,485	$1,014,122
4/30/18	$1,015,123	$1,008,925	$1,015,490
5/31/18	$1,016,538	$1,016,126	$1,017,006
6/30/18	$1,018,060	$1,014,876	$1,018,545
7/31/18	$1,019,592	$1,015,117	$1,020,197
8/31/18	$1,021,336	$1,021,649	$1,021,917
9/30/18	$1,022,774	$1,015,070	$1,023,638
10/31/18	$1,024,597	$1,007,049	$1,025,501
11/30/18	$1,026,527	$1,013,060	$1,027,392
12/31/18	$1,028,462	$1,031,671	$1,029,427
1/31/19	$1,030,451	$1,042,627	$1,031,517
2/28/19	$1,032,294	$1,042,023	$1,033,428
3/31/19	$1,034,370	$1,062,032	$1,035,570
4/30/19	$1,036,389	$1,062,304	$1,037,655
5/31/19	$1,038,573	$1,081,161	$1,039,823
6/30/19	$1,040,418	$1,094,739	$1,041,922
7/31/19	$1,042,506	$1,097,147	$1,044,004
8/31/19	$1,044,436	$1,125,576	$1,045,988
9/30/19	$1,046,133	$1,119,581	$1,047,783
10/31/19	$1,047,715	$1,122,953	$1,049,557
11/30/19	$1,049,020	$1,122,381	$1,051,120
12/31/19	$1,050,295	$1,121,599	$1,052,617
1/31/20	$1,051,639	$1,143,184	$1,054,034
2/29/20	$1,052,830	$1,163,759	$1,055,366
3/31/20	$1,053,302	$1,156,911	$1,056,698
4/30/20	$1,053,469	$1,177,476	$1,057,565
5/31/20	$1,053,478	$1,182,959	$1,058,021
6/30/20	$1,053,481	$1,190,410	$1,058,126
7/31/20	$1,053,495	$1,208,191	$1,058,246
8/31/20	$1,053,498	$1,198,439	$1,058,364
9/30/20	$1,053,501	$1,197,782	$1,058,466
10/31/20	$1,053,508	$1,192,434	$1,058,557
11/30/20	$1,053,515	$1,204,134	$1,058,644
12/31/20	$1,053,521	$1,205,794	$1,058,726
1/31/21	$1,053,522	$1,197,148	$1,058,803
2/28/21	$1,053,537	$1,179,861	$1,058,863
3/31/21	$1,053,538	$1,165,128	$1,058,917
4/30/21	$1,053,538	$1,174,333	$1,058,953
5/31/21	$1,053,549	$1,178,169	$1,058,978
6/30/21	$1,053,549	$1,186,447	$1,058,993
7/31/21	$1,053,549	$1,199,713	$1,059,017
8/31/21	$1,053,550	$1,197,429	$1,059,050
9/30/21	$1,053,565	$1,187,061	$1,059,090
10/31/21	$1,053,570	$1,186,734	$1,059,128
11/30/21	$1,053,570	$1,190,245	$1,059,168
12/31/21	$1,053,581	$1,187,200	$1,059,213
1/31/22	$1,053,584	$1,161,622	$1,059,262
2/28/22	$1,053,585	$1,148,663	$1,059,342
3/31/22	$1,053,638	$1,116,751	$1,059,510
4/30/22	$1,053,749	$1,074,373	$1,059,810
5/31/22	$1,054,212	$1,081,300	$1,060,322
6/30/22	$1,054,989	$1,064,336	$1,061,038
7/31/22	$1,056,215	$1,090,343	$1,062,138
8/31/22	$1,057,993	$1,059,533	$1,063,718
9/30/22	$1,060,100	$1,013,755	$1,065,801
10/31/22	$1,062,439	$1,000,624	$1,068,441
11/30/22	$1,065,453	$1,037,423	$1,071,503
12/31/22	$1,069,320	$1,032,743	$1,075,120
1/31/23	$1,072,849	$1,064,515	$1,079,088
2/28/23	$1,076,485	$1,036,991	$1,082,852
3/31/23	$1,080,901	$1,063,333	$1,087,181
4/30/23	$1,084,806	$1,069,778	$1,091,508
5/31/23	$1,089,379	$1,058,130	$1,096,127
6/30/23	$1,094,154	$1,054,356	$1,100,795
7/31/23	$1,098,526	$1,053,621	$1,105,810
8/31/23	$1,103,400	$1,046,891	$1,110,952
9/30/23	$1,108,313	$1,020,288	$1,115,968
10/31/23	$1,113,106	$1,004,186	$1,121,225
11/30/23	$1,117,929	$1,049,662	$1,126,351
12/31/23	$1,123,126	$1,089,842	$1,131,651
1/31/24	$1,127,978	$1,086,849	$1,136,937
2/29/24	$1,132,679	$1,071,494	$1,141,875
3/31/24	$1,137,736	$1,081,388	$1,147,166
4/30/24	$1,142,655	$1,054,074	$1,152,316
5/31/24	$1,148,069	$1,071,944	$1,157,671
6/30/24	$1,152,709	$1,082,092	$1,162,881
7/31/24	$1,157,905	$1,107,367	$1,168,289
8/31/24	$1,163,454	$1,123,279	$1,173,677
9/30/24	$1,167,986	$1,138,319	$1,178,821
10/31/24	$1,172,746	$1,110,090	$1,183,909
11/30/24	$1,177,304	$1,121,827	$1,188,615
12/31/24	$1,181,774	$1,103,468	$1,193,288
1/31/25	$1,186,167	$1,109,322	$1,197,880
2/28/25	$1,190,065	$1,133,729	$1,201,961
3/31/25	$1,194,082	$1,134,155	$1,206,431
4/30/25	$1,198,276	$1,138,613	$1,210,763
5/31/25	$1,202,728	$1,130,460	$1,215,253
6/30/25	$1,206,765	$1,147,843	$1,219,629
7/31/25	$1,211,131	$1,144,815	$1,224,166
8/31/25	$1,215,647	$1,158,507	$1,228,739
9/30/25	$1,219,733	$1,171,145	$1,233,109
10/31/25	$1,224,246	$1,178,462	$1,237,519
11/30/25	$1,227,938	$1,185,785	$1,241,620
12/31/25	$1,231,944	$1,184,031	$1,245,747
1/31/26	$1,235,675	$1,185,295	$1,249,776
2/28/26	$1,239,059	$1,204,706	$1,253,375
3/31/26	$1,242,677	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.07%	3.36%	2.20%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PGOXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2026

PIMS2169TSRAR_033126

Class C: AMGXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$34	0.33%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,001	$10,038	$10,002
5/31/16	$10,001	$10,041	$10,004
6/30/16	$10,003	$10,221	$10,006
7/31/16	$10,005	$10,286	$10,009
8/31/16	$10,006	$10,274	$10,011
9/30/16	$10,008	$10,268	$10,013
10/31/16	$10,010	$10,190	$10,016
11/30/16	$10,010	$9,949	$10,019
12/31/16	$10,011	$9,963	$10,022
1/31/17	$10,014	$9,982	$10,025
2/28/17	$10,016	$10,049	$10,029
3/31/17	$10,019	$10,044	$10,034
4/30/17	$10,023	$10,122	$10,039
5/31/17	$10,028	$10,199	$10,045
6/30/17	$10,035	$10,189	$10,052
7/31/17	$10,041	$10,233	$10,060
8/31/17	$10,047	$10,325	$10,069
9/30/17	$10,054	$10,276	$10,078
10/31/17	$10,061	$10,282	$10,087
11/30/17	$10,068	$10,268	$10,096
12/31/17	$10,077	$10,316	$10,106
1/31/18	$10,086	$10,197	$10,117
2/28/18	$10,095	$10,100	$10,128
3/31/18	$10,107	$10,165	$10,141
4/30/18	$10,119	$10,089	$10,155
5/31/18	$10,132	$10,161	$10,170
6/30/18	$10,145	$10,149	$10,185
7/31/18	$10,159	$10,151	$10,202
8/31/18	$10,175	$10,216	$10,219
9/30/18	$10,189	$10,151	$10,236
10/31/18	$10,205	$10,070	$10,255
11/30/18	$10,223	$10,131	$10,274
12/31/18	$10,241	$10,317	$10,294
1/31/19	$10,260	$10,426	$10,315
2/28/19	$10,277	$10,420	$10,334
3/31/19	$10,296	$10,620	$10,356
4/30/19	$10,315	$10,623	$10,377
5/31/19	$10,335	$10,812	$10,398
6/30/19	$10,352	$10,947	$10,419
7/31/19	$10,372	$10,971	$10,440
8/31/19	$10,390	$11,256	$10,460
9/30/19	$10,405	$11,196	$10,478
10/31/19	$10,420	$11,230	$10,496
11/30/19	$10,431	$11,224	$10,511
12/31/19	$10,443	$11,216	$10,526
1/31/20	$10,455	$11,432	$10,540
2/29/20	$10,465	$11,638	$10,554
3/31/20	$10,469	$11,569	$10,567
4/30/20	$10,471	$11,775	$10,576
5/31/20	$10,471	$11,830	$10,580
6/30/20	$10,471	$11,904	$10,581
7/31/20	$10,471	$12,082	$10,582
8/31/20	$10,471	$11,984	$10,584
9/30/20	$10,471	$11,978	$10,585
10/31/20	$10,471	$11,924	$10,586
11/30/20	$10,471	$12,041	$10,586
12/31/20	$10,471	$12,058	$10,587
1/31/21	$10,471	$11,971	$10,588
2/28/21	$10,471	$11,799	$10,589
3/31/21	$10,471	$11,651	$10,589
4/30/21	$10,471	$11,743	$10,590
5/31/21	$10,472	$11,782	$10,590
6/30/21	$10,472	$11,864	$10,590
7/31/21	$10,472	$11,997	$10,590
8/31/21	$10,472	$11,974	$10,590
9/30/21	$10,472	$11,871	$10,591
10/31/21	$10,472	$11,867	$10,591
11/30/21	$10,472	$11,902	$10,592
12/31/21	$10,472	$11,872	$10,592
1/31/22	$10,472	$11,616	$10,593
2/28/22	$10,472	$11,487	$10,593
3/31/22	$10,472	$11,168	$10,595
4/30/22	$10,472	$10,744	$10,598
5/31/22	$10,475	$10,813	$10,603
6/30/22	$10,482	$10,643	$10,610
7/31/22	$10,493	$10,903	$10,621
8/31/22	$10,509	$10,595	$10,637
9/30/22	$10,529	$10,138	$10,658
10/31/22	$10,550	$10,006	$10,684
11/30/22	$10,579	$10,374	$10,715
12/31/22	$10,616	$10,327	$10,751
1/31/23	$10,650	$10,645	$10,791
2/28/23	$10,685	$10,370	$10,829
3/31/23	$10,727	$10,633	$10,872
4/30/23	$10,765	$10,698	$10,915
5/31/23	$10,809	$10,581	$10,961
6/30/23	$10,855	$10,544	$11,008
7/31/23	$10,897	$10,536	$11,058
8/31/23	$10,944	$10,469	$11,110
9/30/23	$10,991	$10,203	$11,160
10/31/23	$11,037	$10,042	$11,212
11/30/23	$11,084	$10,497	$11,264
12/31/23	$11,134	$10,898	$11,317
1/31/24	$11,181	$10,868	$11,369
2/29/24	$11,226	$10,715	$11,419
3/31/24	$11,275	$10,814	$11,472
4/30/24	$11,322	$10,541	$11,523
5/31/24	$11,374	$10,719	$11,577
6/30/24	$11,419	$10,821	$11,629
7/31/24	$11,469	$11,074	$11,683
8/31/24	$11,522	$11,233	$11,737
9/30/24	$11,566	$11,383	$11,788
10/31/24	$11,611	$11,101	$11,839
11/30/24	$11,655	$11,218	$11,886
12/31/24	$11,698	$11,035	$11,933
1/31/25	$11,740	$11,093	$11,979
2/28/25	$11,777	$11,337	$12,020
3/31/25	$11,815	$11,342	$12,064
4/30/25	$11,855	$11,386	$12,108
5/31/25	$11,898	$11,305	$12,153
6/30/25	$11,936	$11,478	$12,196
7/31/25	$11,978	$11,448	$12,242
8/31/25	$12,021	$11,585	$12,287
9/30/25	$12,060	$11,711	$12,331
10/31/25	$12,103	$11,785	$12,375
11/30/25	$12,138	$11,858	$12,416
12/31/25	$12,176	$11,840	$12,457
1/31/26	$12,212	$11,853	$12,498
2/28/26	$12,244	$12,047	$12,534
3/31/26	$12,278	$11,835	$12,573

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.92%	3.23%	2.07%
Class C (including sales charge)	3.92%	3.23%	2.07%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: AMGXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2026

PIMS4299TSRAR_033126

Institutional Class: PGYXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Institutional Class shares (5/13/2016), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Class M shares, adjusted to reflect the fees and other expenses paid by Institutional Class shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,000,207	$1,003,838	$1,000,236
5/31/16	$1,000,344	$1,004,096	$1,000,448
6/30/16	$1,000,627	$1,022,137	$1,000,648
7/31/16	$1,000,916	$1,028,599	$1,000,870
8/31/16	$1,001,189	$1,027,423	$1,001,109
9/30/16	$1,001,553	$1,026,821	$1,001,348
10/31/16	$1,001,808	$1,018,967	$1,001,600
11/30/16	$1,002,113	$994,865	$1,001,858
12/31/16	$1,002,279	$996,268	$1,002,169
1/31/17	$1,002,637	$998,223	$1,002,542
2/28/17	$1,002,981	$1,004,932	$1,002,934
3/31/17	$1,003,454	$1,004,405	$1,003,383
4/30/17	$1,003,971	$1,012,156	$1,003,893
5/31/17	$1,004,561	$1,019,947	$1,004,501
6/30/17	$1,005,361	$1,018,920	$1,005,212
7/31/17	$1,006,088	$1,023,305	$1,006,022
8/31/17	$1,006,908	$1,032,484	$1,006,911
9/30/17	$1,007,738	$1,027,566	$1,007,779
10/31/17	$1,008,529	$1,028,161	$1,008,689
11/30/17	$1,009,369	$1,026,841	$1,009,590
12/31/17	$1,010,404	$1,031,554	$1,010,600
1/31/18	$1,011,447	$1,019,674	$1,011,712
2/28/18	$1,012,420	$1,010,008	$1,012,801
3/31/18	$1,013,753	$1,016,485	$1,014,122
4/30/18	$1,015,102	$1,008,925	$1,015,490
5/31/18	$1,016,517	$1,016,126	$1,017,006
6/30/18	$1,018,043	$1,014,876	$1,018,545
7/31/18	$1,019,575	$1,015,117	$1,020,197
8/31/18	$1,021,319	$1,021,649	$1,021,917
9/30/18	$1,022,758	$1,015,070	$1,023,638
10/31/18	$1,024,582	$1,007,049	$1,025,501
11/30/18	$1,026,512	$1,013,060	$1,027,392
12/31/18	$1,028,448	$1,031,671	$1,029,427
1/31/19	$1,030,438	$1,042,627	$1,031,517
2/28/19	$1,032,281	$1,042,023	$1,033,428
3/31/19	$1,034,358	$1,062,032	$1,035,570
4/30/19	$1,036,376	$1,062,304	$1,037,655
5/31/19	$1,038,561	$1,081,161	$1,039,823
6/30/19	$1,040,406	$1,094,739	$1,041,922
7/31/19	$1,042,495	$1,097,147	$1,044,004
8/31/19	$1,044,424	$1,125,576	$1,045,988
9/30/19	$1,046,121	$1,119,581	$1,047,783
10/31/19	$1,047,703	$1,122,953	$1,049,557
11/30/19	$1,049,008	$1,122,381	$1,051,120
12/31/19	$1,050,283	$1,121,599	$1,052,617
1/31/20	$1,051,627	$1,143,184	$1,054,034
2/29/20	$1,052,819	$1,163,759	$1,055,366
3/31/20	$1,053,292	$1,156,911	$1,056,698
4/30/20	$1,053,459	$1,177,476	$1,057,565
5/31/20	$1,053,468	$1,182,959	$1,058,021
6/30/20	$1,053,471	$1,190,410	$1,058,126
7/31/20	$1,053,484	$1,208,191	$1,058,246
8/31/20	$1,053,487	$1,198,439	$1,058,364
9/30/20	$1,053,491	$1,197,782	$1,058,466
10/31/20	$1,053,498	$1,192,434	$1,058,557
11/30/20	$1,053,505	$1,204,134	$1,058,644
12/31/20	$1,053,511	$1,205,794	$1,058,726
1/31/21	$1,053,512	$1,197,148	$1,058,803
2/28/21	$1,053,527	$1,179,861	$1,058,863
3/31/21	$1,053,528	$1,165,128	$1,058,917
4/30/21	$1,053,528	$1,174,333	$1,058,953
5/31/21	$1,053,539	$1,178,169	$1,058,978
6/30/21	$1,053,539	$1,186,447	$1,058,993
7/31/21	$1,053,539	$1,199,713	$1,059,017
8/31/21	$1,053,540	$1,197,429	$1,059,050
9/30/21	$1,053,555	$1,187,061	$1,059,090
10/31/21	$1,053,560	$1,186,734	$1,059,128
11/30/21	$1,053,560	$1,190,245	$1,059,168
12/31/21	$1,053,571	$1,187,200	$1,059,213
1/31/22	$1,053,574	$1,161,622	$1,059,262
2/28/22	$1,053,575	$1,148,663	$1,059,342
3/31/22	$1,053,628	$1,116,751	$1,059,510
4/30/22	$1,053,737	$1,074,373	$1,059,810
5/31/22	$1,054,201	$1,081,300	$1,060,322
6/30/22	$1,054,978	$1,064,336	$1,061,038
7/31/22	$1,056,203	$1,090,343	$1,062,138
8/31/22	$1,057,981	$1,059,533	$1,063,718
9/30/22	$1,060,089	$1,013,755	$1,065,801
10/31/22	$1,062,428	$1,000,624	$1,068,441
11/30/22	$1,065,442	$1,037,423	$1,071,503
12/31/22	$1,069,310	$1,032,743	$1,075,120
1/31/23	$1,072,839	$1,064,515	$1,079,088
2/28/23	$1,076,475	$1,036,991	$1,082,852
3/31/23	$1,080,891	$1,063,333	$1,087,181
4/30/23	$1,084,796	$1,069,778	$1,091,508
5/31/23	$1,089,369	$1,058,130	$1,096,127
6/30/23	$1,094,144	$1,054,356	$1,100,795
7/31/23	$1,098,516	$1,053,621	$1,105,810
8/31/23	$1,103,390	$1,046,891	$1,110,952
9/30/23	$1,108,304	$1,020,288	$1,115,968
10/31/23	$1,113,097	$1,004,186	$1,121,225
11/30/23	$1,117,920	$1,049,662	$1,126,351
12/31/23	$1,123,117	$1,089,842	$1,131,651
1/31/24	$1,127,969	$1,086,849	$1,136,937
2/29/24	$1,132,671	$1,071,494	$1,141,875
3/31/24	$1,137,728	$1,081,388	$1,147,166
4/30/24	$1,142,647	$1,054,074	$1,152,316
5/31/24	$1,148,062	$1,071,944	$1,157,671
6/30/24	$1,152,703	$1,082,092	$1,162,881
7/31/24	$1,157,900	$1,107,367	$1,168,289
8/31/24	$1,163,449	$1,123,279	$1,173,677
9/30/24	$1,167,981	$1,138,319	$1,178,821
10/31/24	$1,172,742	$1,110,090	$1,183,909
11/30/24	$1,177,298	$1,121,827	$1,188,615
12/31/24	$1,181,767	$1,103,468	$1,193,288
1/31/25	$1,186,160	$1,109,322	$1,197,880
2/28/25	$1,190,059	$1,133,729	$1,201,961
3/31/25	$1,194,077	$1,134,155	$1,206,431
4/30/25	$1,198,271	$1,138,613	$1,210,763
5/31/25	$1,202,724	$1,130,460	$1,215,253
6/30/25	$1,206,760	$1,147,843	$1,219,629
7/31/25	$1,211,126	$1,144,815	$1,224,166
8/31/25	$1,215,642	$1,158,507	$1,228,739
9/30/25	$1,219,729	$1,171,145	$1,233,109
10/31/25	$1,224,242	$1,178,462	$1,237,519
11/30/25	$1,227,934	$1,185,785	$1,241,620
12/31/25	$1,231,940	$1,184,031	$1,245,747
1/31/26	$1,235,671	$1,185,295	$1,249,776
2/28/26	$1,239,056	$1,204,706	$1,253,375
3/31/26	$1,242,674	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.07%	3.36%	2.20%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGYXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2026

PIMS2168TSRAR_033126

I-2: PGPXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$29	0.28%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,000,123	$1,003,838	$1,000,236
5/31/16	$1,000,198	$1,004,096	$1,000,448
6/30/16	$1,000,408	$1,022,137	$1,000,648
7/31/16	$1,000,614	$1,028,599	$1,000,870
8/31/16	$1,000,800	$1,027,423	$1,001,109
9/30/16	$1,001,073	$1,026,821	$1,001,348
10/31/16	$1,001,246	$1,018,967	$1,001,600
11/30/16	$1,001,347	$994,865	$1,001,858
12/31/16	$1,001,500	$996,268	$1,002,169
1/31/17	$1,001,773	$998,223	$1,002,542
2/28/17	$1,002,036	$1,004,932	$1,002,934
3/31/17	$1,002,414	$1,004,405	$1,003,383
4/30/17	$1,002,851	$1,012,156	$1,003,893
5/31/17	$1,003,351	$1,019,947	$1,004,501
6/30/17	$1,004,058	$1,018,920	$1,005,212
7/31/17	$1,004,701	$1,023,305	$1,006,022
8/31/17	$1,005,430	$1,032,484	$1,006,911
9/30/17	$1,006,169	$1,027,566	$1,007,779
10/31/17	$1,006,872	$1,028,161	$1,008,689
11/30/17	$1,007,624	$1,026,841	$1,009,590
12/31/17	$1,008,564	$1,031,554	$1,010,600
1/31/18	$1,009,518	$1,019,674	$1,011,712
2/28/18	$1,010,408	$1,010,008	$1,012,801
3/31/18	$1,011,646	$1,016,485	$1,014,122
4/30/18	$1,012,907	$1,008,925	$1,015,490
5/31/18	$1,014,230	$1,016,126	$1,017,006
6/30/18	$1,015,659	$1,014,876	$1,018,545
7/31/18	$1,017,101	$1,015,117	$1,020,197
8/31/18	$1,018,742	$1,021,649	$1,021,917
9/30/18	$1,020,098	$1,015,070	$1,023,638
10/31/18	$1,021,828	$1,007,049	$1,025,501
11/30/18	$1,023,660	$1,013,060	$1,027,392
12/31/18	$1,025,506	$1,031,671	$1,029,427
1/31/19	$1,027,402	$1,042,627	$1,031,517
2/28/19	$1,029,162	$1,042,023	$1,033,428
3/31/19	$1,031,144	$1,062,032	$1,035,570
4/30/19	$1,033,071	$1,062,304	$1,037,655
5/31/19	$1,035,155	$1,081,161	$1,039,823
6/30/19	$1,036,916	$1,094,739	$1,041,922
7/31/19	$1,038,911	$1,097,147	$1,044,004
8/31/19	$1,040,740	$1,125,576	$1,045,988
9/30/19	$1,042,351	$1,119,581	$1,047,783
10/31/19	$1,043,840	$1,122,953	$1,049,557
11/30/19	$1,045,051	$1,122,381	$1,051,120
12/31/19	$1,046,232	$1,121,599	$1,052,617
1/31/20	$1,047,480	$1,143,184	$1,054,034
2/29/20	$1,048,586	$1,163,759	$1,055,366
3/31/20	$1,049,010	$1,156,911	$1,056,698
4/30/20	$1,049,176	$1,177,476	$1,057,565
5/31/20	$1,049,185	$1,182,959	$1,058,021
6/30/20	$1,049,186	$1,190,410	$1,058,126
7/31/20	$1,049,189	$1,208,191	$1,058,246
8/31/20	$1,049,189	$1,198,439	$1,058,364
9/30/20	$1,049,190	$1,197,782	$1,058,466
10/31/20	$1,049,197	$1,192,434	$1,058,557
11/30/20	$1,049,204	$1,204,134	$1,058,644
12/31/20	$1,049,209	$1,205,794	$1,058,726
1/31/21	$1,049,210	$1,197,148	$1,058,803
2/28/21	$1,049,225	$1,179,861	$1,058,863
3/31/21	$1,049,227	$1,165,128	$1,058,917
4/30/21	$1,049,227	$1,174,333	$1,058,953
5/31/21	$1,049,238	$1,178,169	$1,058,978
6/30/21	$1,049,238	$1,186,447	$1,058,993
7/31/21	$1,049,238	$1,199,713	$1,059,017
8/31/21	$1,049,238	$1,197,429	$1,059,050
9/30/21	$1,049,254	$1,187,061	$1,059,090
10/31/21	$1,049,258	$1,186,734	$1,059,128
11/30/21	$1,049,259	$1,190,245	$1,059,168
12/31/21	$1,049,269	$1,187,200	$1,059,213
1/31/22	$1,049,272	$1,161,622	$1,059,262
2/28/22	$1,049,273	$1,148,663	$1,059,342
3/31/22	$1,049,287	$1,116,751	$1,059,510
4/30/22	$1,049,308	$1,074,373	$1,059,810
5/31/22	$1,049,683	$1,081,300	$1,060,322
6/30/22	$1,050,372	$1,064,336	$1,061,038
7/31/22	$1,051,503	$1,090,343	$1,062,138
8/31/22	$1,053,183	$1,059,533	$1,063,718
9/30/22	$1,055,190	$1,013,755	$1,065,801
10/31/22	$1,057,436	$1,000,624	$1,068,441
11/30/22	$1,060,349	$1,037,423	$1,071,503
12/31/22	$1,064,100	$1,032,743	$1,075,120
1/31/23	$1,067,529	$1,064,515	$1,079,088
2/28/23	$1,071,065	$1,036,991	$1,082,852
3/31/23	$1,075,363	$1,063,333	$1,087,181
4/30/23	$1,079,165	$1,069,778	$1,091,508
5/31/23	$1,083,624	$1,058,130	$1,096,127
6/30/23	$1,088,280	$1,054,356	$1,100,795
7/31/23	$1,092,545	$1,053,621	$1,105,810
8/31/23	$1,097,301	$1,046,891	$1,110,952
9/30/23	$1,102,094	$1,020,288	$1,115,968
10/31/23	$1,106,771	$1,004,186	$1,121,225
11/30/23	$1,111,476	$1,049,662	$1,126,351
12/31/23	$1,116,547	$1,089,842	$1,131,651
1/31/24	$1,121,280	$1,086,849	$1,136,937
2/29/24	$1,125,864	$1,071,494	$1,141,875
3/31/24	$1,130,795	$1,081,388	$1,147,166
4/30/24	$1,135,592	$1,054,074	$1,152,316
5/31/24	$1,140,872	$1,071,944	$1,157,671
6/30/24	$1,145,397	$1,082,092	$1,162,881
7/31/24	$1,150,463	$1,107,367	$1,168,289
8/31/24	$1,155,872	$1,123,279	$1,173,677
9/30/24	$1,160,285	$1,138,319	$1,178,821
10/31/24	$1,164,918	$1,110,090	$1,183,909
11/30/24	$1,169,346	$1,121,827	$1,188,615
12/31/24	$1,173,687	$1,103,468	$1,193,288
1/31/25	$1,177,945	$1,109,322	$1,197,880
2/28/25	$1,181,727	$1,133,729	$1,201,961
3/31/25	$1,185,622	$1,134,155	$1,206,431
4/30/25	$1,189,691	$1,138,613	$1,210,763
5/31/25	$1,194,005	$1,130,460	$1,215,253
6/30/25	$1,197,915	$1,147,843	$1,219,629
7/31/25	$1,202,146	$1,144,815	$1,224,166
8/31/25	$1,206,522	$1,158,507	$1,228,739
9/30/25	$1,210,482	$1,171,145	$1,233,109
10/31/25	$1,214,851	$1,178,462	$1,237,519
11/30/25	$1,218,422	$1,185,785	$1,241,620
12/31/25	$1,222,290	$1,184,031	$1,245,747
1/31/26	$1,225,889	$1,185,295	$1,249,776
2/28/26	$1,229,152	$1,204,706	$1,253,375
3/31/26	$1,232,640	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.97%	3.27%	2.11%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGPXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2026

PIMS1941TSRAR_033126

Class M: PGFXX

PIMCO Government Money Market Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$18	0.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to relative performance versus the FTSE 3-month Treasury Bill Index, as repurchase agreements had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Class M	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,000,207	$1,003,838	$1,000,236
5/31/16	$1,000,361	$1,004,096	$1,000,448
6/30/16	$1,000,652	$1,022,137	$1,000,648
7/31/16	$1,000,944	$1,028,599	$1,000,870
8/31/16	$1,001,214	$1,027,423	$1,001,109
9/30/16	$1,001,575	$1,026,821	$1,001,348
10/31/16	$1,001,827	$1,018,967	$1,001,600
11/30/16	$1,002,008	$994,865	$1,001,858
12/31/16	$1,002,251	$996,268	$1,002,169
1/31/17	$1,002,604	$998,223	$1,002,542
2/28/17	$1,002,945	$1,004,932	$1,002,934
3/31/17	$1,003,414	$1,004,405	$1,003,383
4/30/17	$1,003,926	$1,012,156	$1,003,893
5/31/17	$1,004,511	$1,019,947	$1,004,501
6/30/17	$1,005,307	$1,018,920	$1,005,212
7/31/17	$1,006,031	$1,023,305	$1,006,022
8/31/17	$1,006,846	$1,032,484	$1,006,911
9/30/17	$1,007,672	$1,027,566	$1,007,779
10/31/17	$1,008,458	$1,028,161	$1,008,689
11/30/17	$1,009,294	$1,026,841	$1,009,590
12/31/17	$1,010,322	$1,031,554	$1,010,600
1/31/18	$1,011,360	$1,019,674	$1,011,712
2/28/18	$1,012,326	$1,010,008	$1,012,801
3/31/18	$1,013,657	$1,016,485	$1,014,122
4/30/18	$1,015,001	$1,008,925	$1,015,490
5/31/18	$1,016,412	$1,016,126	$1,017,006
6/30/18	$1,017,930	$1,014,876	$1,018,545
7/31/18	$1,019,458	$1,015,117	$1,020,197
8/31/18	$1,021,198	$1,021,649	$1,021,917
9/30/18	$1,022,633	$1,015,070	$1,023,638
10/31/18	$1,024,451	$1,007,049	$1,025,501
11/30/18	$1,026,377	$1,013,060	$1,027,392
12/31/18	$1,028,304	$1,031,671	$1,029,427
1/31/19	$1,030,292	$1,042,627	$1,031,517
2/28/19	$1,032,134	$1,042,023	$1,033,428
3/31/19	$1,034,210	$1,062,032	$1,035,570
4/30/19	$1,036,228	$1,062,304	$1,037,655
5/31/19	$1,038,411	$1,081,161	$1,039,823
6/30/19	$1,040,256	$1,094,739	$1,041,922
7/31/19	$1,042,345	$1,097,147	$1,044,004
8/31/19	$1,044,274	$1,125,576	$1,045,988
9/30/19	$1,045,970	$1,119,581	$1,047,783
10/31/19	$1,047,552	$1,122,953	$1,049,557
11/30/19	$1,048,857	$1,122,381	$1,051,120
12/31/19	$1,050,131	$1,121,599	$1,052,617
1/31/20	$1,051,476	$1,143,184	$1,054,034
2/29/20	$1,052,666	$1,163,759	$1,055,366
3/31/20	$1,053,138	$1,156,911	$1,056,698
4/30/20	$1,053,306	$1,177,476	$1,057,565
5/31/20	$1,053,315	$1,182,959	$1,058,021
6/30/20	$1,053,318	$1,190,410	$1,058,126
7/31/20	$1,053,332	$1,208,191	$1,058,246
8/31/20	$1,053,334	$1,198,439	$1,058,364
9/30/20	$1,053,338	$1,197,782	$1,058,466
10/31/20	$1,053,345	$1,192,434	$1,058,557
11/30/20	$1,053,352	$1,204,134	$1,058,644
12/31/20	$1,053,357	$1,205,794	$1,058,726
1/31/21	$1,053,359	$1,197,148	$1,058,803
2/28/21	$1,053,374	$1,179,861	$1,058,863
3/31/21	$1,053,375	$1,165,128	$1,058,917
4/30/21	$1,053,375	$1,174,333	$1,058,953
5/31/21	$1,053,386	$1,178,169	$1,058,978
6/30/21	$1,053,386	$1,186,447	$1,058,993
7/31/21	$1,053,386	$1,199,713	$1,059,017
8/31/21	$1,053,387	$1,197,429	$1,059,050
9/30/21	$1,053,402	$1,187,061	$1,059,090
10/31/21	$1,053,407	$1,186,734	$1,059,128
11/30/21	$1,053,407	$1,190,245	$1,059,168
12/31/21	$1,053,418	$1,187,200	$1,059,213
1/31/22	$1,053,421	$1,161,622	$1,059,262
2/28/22	$1,053,421	$1,148,663	$1,059,342
3/31/22	$1,053,475	$1,116,751	$1,059,510
4/30/22	$1,053,585	$1,074,373	$1,059,810
5/31/22	$1,054,048	$1,081,300	$1,060,322
6/30/22	$1,054,825	$1,064,336	$1,061,038
7/31/22	$1,056,050	$1,090,343	$1,062,138
8/31/22	$1,057,828	$1,059,533	$1,063,718
9/30/22	$1,059,934	$1,013,755	$1,065,801
10/31/22	$1,062,273	$1,000,624	$1,068,441
11/30/22	$1,065,286	$1,037,423	$1,071,503
12/31/22	$1,069,157	$1,032,743	$1,075,120
1/31/23	$1,072,686	$1,064,515	$1,079,088
2/28/23	$1,076,322	$1,036,991	$1,082,852
3/31/23	$1,080,737	$1,063,333	$1,087,181
4/30/23	$1,084,642	$1,069,778	$1,091,508
5/31/23	$1,089,215	$1,058,130	$1,096,127
6/30/23	$1,093,989	$1,054,356	$1,100,795
7/31/23	$1,098,361	$1,053,621	$1,105,810
8/31/23	$1,103,234	$1,046,891	$1,110,952
9/30/23	$1,108,147	$1,020,288	$1,115,968
10/31/23	$1,112,939	$1,004,186	$1,121,225
11/30/23	$1,117,761	$1,049,662	$1,126,351
12/31/23	$1,122,957	$1,089,842	$1,131,651
1/31/24	$1,127,809	$1,086,849	$1,136,937
2/29/24	$1,132,509	$1,071,494	$1,141,875
3/31/24	$1,137,566	$1,081,388	$1,147,166
4/30/24	$1,142,484	$1,054,074	$1,152,316
5/31/24	$1,147,898	$1,071,944	$1,157,671
6/30/24	$1,152,538	$1,082,092	$1,162,881
7/31/24	$1,157,734	$1,107,367	$1,168,289
8/31/24	$1,163,285	$1,123,279	$1,173,677
9/30/24	$1,167,816	$1,138,319	$1,178,821
10/31/24	$1,172,576	$1,110,090	$1,183,909
11/30/24	$1,177,133	$1,121,827	$1,188,615
12/31/24	$1,181,602	$1,103,468	$1,193,288
1/31/25	$1,185,993	$1,109,322	$1,197,880
2/28/25	$1,189,892	$1,133,729	$1,201,961
3/31/25	$1,193,908	$1,134,155	$1,206,431
4/30/25	$1,198,102	$1,138,613	$1,210,763
5/31/25	$1,202,554	$1,130,460	$1,215,253
6/30/25	$1,206,590	$1,147,843	$1,219,629
7/31/25	$1,210,955	$1,144,815	$1,224,166
8/31/25	$1,215,470	$1,158,507	$1,228,739
9/30/25	$1,219,557	$1,171,145	$1,233,109
10/31/25	$1,224,068	$1,178,462	$1,237,519
11/30/25	$1,227,760	$1,185,785	$1,241,620
12/31/25	$1,231,765	$1,184,031	$1,245,747
1/31/26	$1,235,495	$1,185,295	$1,249,776
2/28/26	$1,238,879	$1,204,706	$1,253,375
3/31/26	$1,242,497	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class M	4.07%	3.36%	2.19%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$5,107,682
# of Portfolio Holdings	18
Total Net Advisory Fees Paid During the Reporting Period	$5,382
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	145.3%
Other Assets and Liabilities, Net	(45.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class M: PGFXX

PIMCO Government Money Market Fund

Annual Shareholder Report |

March 31, 2026

PIMS1940TSRAR_033126

Class A: PTLAX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.76%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,809	$10,038	$10,004
5/31/16	$9,817	$10,041	$9,993
6/30/16	$9,836	$10,221	$10,053
7/31/16	$9,844	$10,286	$10,047
8/31/16	$9,860	$10,274	$10,030
9/30/16	$9,893	$10,268	$10,042
10/31/16	$9,896	$10,190	$10,035
11/30/16	$9,844	$9,949	$9,996
12/31/16	$9,889	$9,963	$9,999
1/31/17	$9,900	$9,982	$10,011
2/28/17	$9,923	$10,049	$10,021
3/31/17	$9,929	$10,044	$10,025
4/30/17	$9,953	$10,122	$10,038
5/31/17	$9,965	$10,199	$10,050
6/30/17	$9,967	$10,189	$10,042
7/31/17	$9,996	$10,233	$10,063
8/31/17	$10,037	$10,325	$10,082
9/30/17	$10,048	$10,276	$10,066
10/31/17	$10,037	$10,282	$10,060
11/30/17	$10,017	$10,268	$10,039
12/31/17	$10,037	$10,316	$10,041
1/31/18	$10,005	$10,197	$10,012
2/28/18	$10,004	$10,100	$10,008
3/31/18	$10,006	$10,165	$10,028
4/30/18	$9,979	$10,089	$10,012
5/31/18	$9,984	$10,161	$10,048
6/30/18	$9,979	$10,149	$10,050
7/31/18	$10,015	$10,151	$10,049
8/31/18	$10,000	$10,216	$10,081
9/30/18	$10,015	$10,151	$10,069
10/31/18	$10,020	$10,070	$10,085
11/30/18	$10,033	$10,131	$10,120
12/31/18	$10,058	$10,317	$10,200
1/31/19	$10,125	$10,426	$10,227
2/28/19	$10,162	$10,420	$10,237
3/31/19	$10,200	$10,620	$10,300
4/30/19	$10,229	$10,623	$10,321
5/31/19	$10,304	$10,812	$10,394
6/30/19	$10,357	$10,947	$10,448
7/31/19	$10,343	$10,971	$10,436
8/31/19	$10,443	$11,256	$10,520
9/30/19	$10,454	$11,196	$10,508
10/31/19	$10,475	$11,230	$10,543
11/30/19	$10,454	$11,224	$10,540
12/31/19	$10,478	$11,216	$10,562
1/31/20	$10,571	$11,432	$10,619
2/29/20	$10,620	$11,638	$10,712
3/31/20	$10,463	$11,569	$10,858
4/30/20	$10,589	$11,775	$10,863
5/31/20	$10,646	$11,830	$10,870
6/30/20	$10,702	$11,904	$10,873
7/31/20	$10,725	$12,082	$10,884
8/31/20	$10,757	$11,984	$10,881
9/30/20	$10,756	$11,978	$10,884
10/31/20	$10,755	$11,924	$10,880
11/30/20	$10,785	$12,041	$10,885
12/31/20	$10,804	$12,058	$10,890
1/31/21	$10,809	$11,971	$10,891
2/28/21	$10,814	$11,799	$10,883
3/31/21	$10,797	$11,651	$10,885
4/30/21	$10,802	$11,743	$10,890
5/31/21	$10,817	$11,782	$10,898
6/30/21	$10,789	$11,864	$10,881
7/31/21	$10,804	$11,997	$10,899
8/31/21	$10,786	$11,974	$10,898
9/30/21	$10,791	$11,871	$10,887
10/31/21	$10,742	$11,867	$10,854
11/30/21	$10,715	$11,902	$10,856
12/31/21	$10,699	$11,872	$10,829
1/31/22	$10,617	$11,616	$10,758
2/28/22	$10,547	$11,487	$10,718
3/31/22	$10,378	$11,168	$10,575
4/30/22	$10,288	$10,744	$10,525
5/31/22	$10,343	$10,813	$10,583
6/30/22	$10,224	$10,643	$10,522
7/31/22	$10,259	$10,903	$10,558
8/31/22	$10,200	$10,595	$10,481
9/30/22	$10,056	$10,138	$10,358
10/31/22	$9,989	$10,006	$10,348
11/30/22	$10,081	$10,374	$10,413
12/31/22	$10,116	$10,327	$10,434
1/31/23	$10,233	$10,645	$10,506
2/28/23	$10,130	$10,370	$10,430
3/31/23	$10,267	$10,633	$10,596
4/30/23	$10,287	$10,698	$10,624
5/31/23	$10,253	$10,581	$10,587
6/30/23	$10,207	$10,544	$10,536
7/31/23	$10,282	$10,536	$10,573
8/31/23	$10,326	$10,469	$10,615
9/30/23	$10,326	$10,203	$10,614
10/31/23	$10,357	$10,042	$10,650
11/30/23	$10,494	$10,497	$10,758
12/31/23	$10,622	$10,898	$10,878
1/31/24	$10,676	$10,868	$10,920
2/29/24	$10,640	$10,715	$10,875
3/31/24	$10,675	$10,814	$10,910
4/30/24	$10,628	$10,541	$10,875
5/31/24	$10,723	$10,719	$10,950
6/30/24	$10,779	$10,821	$11,013
7/31/24	$10,910	$11,074	$11,139
8/31/24	$10,996	$11,233	$11,239
9/30/24	$11,100	$11,383	$11,329
10/31/24	$11,017	$11,101	$11,263
11/30/24	$11,066	$11,218	$11,296
12/31/24	$11,102	$11,035	$11,322
1/31/25	$11,162	$11,093	$11,371
2/28/25	$11,244	$11,337	$11,449
3/31/25	$11,281	$11,342	$11,503
4/30/25	$11,355	$11,386	$11,593
5/31/25	$11,332	$11,305	$11,569
6/30/25	$11,417	$11,478	$11,638
7/31/25	$11,406	$11,448	$11,632
8/31/25	$11,520	$11,585	$11,732
9/30/25	$11,557	$11,711	$11,768
10/31/25	$11,599	$11,785	$11,808
11/30/25	$11,634	$11,858	$11,862
12/31/25	$11,686	$11,840	$11,899
1/31/26	$11,721	$11,853	$11,924
2/28/26	$11,768	$12,047	$11,987
3/31/26	$11,678	$11,835	$11,934

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.52%	1.58%	1.79%
Class A (including sales charge)	1.19%	1.12%	1.56%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTLAX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS4004TSRAR_033126

Administrative Class: PLDAX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$73	0.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,524	$1,003,838	$1,000,360
5/31/16	$1,004,430	$1,004,096	$999,300
6/30/16	$1,006,493	$1,022,137	$1,005,285
7/31/16	$1,007,386	$1,028,599	$1,004,712
8/31/16	$1,009,043	$1,027,423	$1,003,045
9/30/16	$1,012,544	$1,026,821	$1,004,208
10/31/16	$1,012,915	$1,018,967	$1,003,535
11/30/16	$1,007,624	$994,865	$999,551
12/31/16	$1,012,321	$996,268	$999,851
1/31/17	$1,013,575	$998,223	$1,001,111
2/28/17	$1,016,024	$1,004,932	$1,002,132
3/31/17	$1,016,718	$1,004,405	$1,002,453
4/30/17	$1,019,178	$1,012,156	$1,003,846
5/31/17	$1,020,495	$1,019,947	$1,005,011
6/30/17	$1,020,757	$1,018,920	$1,004,207
7/31/17	$1,023,864	$1,023,305	$1,006,346
8/31/17	$1,028,149	$1,032,484	$1,008,248
9/30/17	$1,029,307	$1,027,566	$1,006,594
10/31/17	$1,028,287	$1,028,161	$1,005,980
11/30/17	$1,026,280	$1,026,841	$1,003,948
12/31/17	$1,028,392	$1,031,554	$1,004,068
1/31/18	$1,025,166	$1,019,674	$1,001,187
2/28/18	$1,025,195	$1,010,008	$1,000,806
3/31/18	$1,025,425	$1,016,485	$1,002,768
4/30/18	$1,022,651	$1,008,925	$1,001,214
5/31/18	$1,023,227	$1,016,126	$1,004,838
6/30/18	$1,022,721	$1,014,876	$1,004,989
7/31/18	$1,026,440	$1,015,117	$1,004,938
8/31/18	$1,025,029	$1,021,649	$1,008,134
9/30/18	$1,026,553	$1,015,070	$1,006,945
10/31/18	$1,027,096	$1,007,049	$1,008,475
11/30/18	$1,028,425	$1,013,060	$1,011,974
12/31/18	$1,031,102	$1,031,671	$1,019,969
1/31/19	$1,037,959	$1,042,627	$1,022,713
2/28/19	$1,041,778	$1,042,023	$1,023,746
3/31/19	$1,045,743	$1,062,032	$1,030,001
4/30/19	$1,048,710	$1,062,304	$1,032,092
5/31/19	$1,056,352	$1,081,161	$1,039,420
6/30/19	$1,061,793	$1,094,739	$1,044,814
7/31/19	$1,060,426	$1,097,147	$1,043,581
8/31/19	$1,070,670	$1,125,576	$1,052,003
9/30/19	$1,071,884	$1,119,581	$1,050,835
10/31/19	$1,074,019	$1,122,953	$1,054,293
11/30/19	$1,071,903	$1,122,381	$1,053,955
12/31/19	$1,074,448	$1,121,599	$1,056,189
1/31/20	$1,083,991	$1,143,184	$1,061,904
2/29/20	$1,089,082	$1,163,759	$1,071,153
3/31/20	$1,072,994	$1,156,911	$1,085,849
4/30/20	$1,085,908	$1,177,476	$1,086,305
5/31/20	$1,091,843	$1,182,959	$1,087,011
6/30/20	$1,097,619	$1,190,410	$1,087,294
7/31/20	$1,099,997	$1,208,191	$1,088,392
8/31/20	$1,103,276	$1,198,439	$1,088,131
9/30/20	$1,103,278	$1,197,782	$1,088,424
10/31/20	$1,103,237	$1,192,434	$1,087,967
11/30/20	$1,106,317	$1,204,134	$1,088,468
12/31/20	$1,108,306	$1,205,794	$1,088,968
1/31/21	$1,108,861	$1,197,148	$1,089,132
2/28/21	$1,109,419	$1,179,861	$1,088,260
3/31/21	$1,107,676	$1,165,128	$1,088,467
4/30/21	$1,108,219	$1,174,333	$1,088,957
5/31/21	$1,109,818	$1,178,169	$1,089,785
6/30/21	$1,106,934	$1,186,447	$1,088,095
7/31/21	$1,108,493	$1,199,713	$1,089,902
8/31/21	$1,106,729	$1,197,429	$1,089,815
9/30/21	$1,107,308	$1,187,061	$1,088,725
10/31/21	$1,102,291	$1,186,734	$1,085,415
11/30/21	$1,099,520	$1,190,245	$1,085,621
12/31/21	$1,097,940	$1,187,200	$1,082,929
1/31/22	$1,089,530	$1,161,622	$1,075,836
2/28/22	$1,082,397	$1,148,663	$1,071,812
3/31/22	$1,065,108	$1,116,751	$1,057,546
4/30/22	$1,055,948	$1,074,373	$1,052,523
5/31/22	$1,061,576	$1,081,300	$1,058,343
6/30/22	$1,049,391	$1,064,336	$1,052,226
7/31/22	$1,053,041	$1,090,343	$1,055,751
8/31/22	$1,046,970	$1,059,533	$1,048,150
9/30/22	$1,032,279	$1,013,755	$1,035,803
10/31/22	$1,025,449	$1,000,624	$1,034,777
11/30/22	$1,034,895	$1,037,423	$1,041,286
12/31/22	$1,038,535	$1,032,743	$1,043,420
1/31/23	$1,050,624	$1,064,515	$1,050,568
2/28/23	$1,040,004	$1,036,991	$1,042,983
3/31/23	$1,054,129	$1,063,333	$1,059,618
4/30/23	$1,056,215	$1,069,778	$1,062,363
5/31/23	$1,052,731	$1,058,130	$1,058,698
6/30/23	$1,048,142	$1,054,356	$1,053,563
7/31/23	$1,055,860	$1,053,621	$1,057,314
8/31/23	$1,060,417	$1,046,891	$1,061,469
9/30/23	$1,060,430	$1,020,288	$1,061,373
10/31/23	$1,063,648	$1,004,186	$1,064,961
11/30/23	$1,077,784	$1,049,662	$1,075,759
12/31/23	$1,090,946	$1,089,842	$1,087,819
1/31/24	$1,096,543	$1,086,849	$1,092,007
2/29/24	$1,092,786	$1,071,494	$1,087,508
3/31/24	$1,096,433	$1,081,388	$1,091,042
4/30/24	$1,091,625	$1,054,074	$1,087,507
5/31/24	$1,101,473	$1,071,944	$1,094,978
6/30/24	$1,107,262	$1,082,092	$1,101,296
7/31/24	$1,120,775	$1,107,367	$1,113,895
8/31/24	$1,129,582	$1,123,279	$1,123,887
9/30/24	$1,140,369	$1,138,319	$1,132,923
10/31/24	$1,131,878	$1,110,090	$1,126,284
11/30/24	$1,136,952	$1,121,827	$1,129,584
12/31/24	$1,140,691	$1,103,468	$1,132,250
1/31/25	$1,146,903	$1,109,322	$1,137,141
2/28/25	$1,155,297	$1,133,729	$1,144,931
3/31/25	$1,159,144	$1,134,155	$1,150,266
4/30/25	$1,166,775	$1,138,613	$1,159,319
5/31/25	$1,164,527	$1,130,460	$1,156,861
6/30/25	$1,173,251	$1,147,843	$1,163,802
7/31/25	$1,172,142	$1,144,815	$1,163,208
8/31/25	$1,183,884	$1,158,507	$1,173,212
9/30/25	$1,187,767	$1,171,145	$1,176,802
10/31/25	$1,192,111	$1,178,462	$1,180,756
11/30/25	$1,195,807	$1,185,785	$1,186,164
12/31/25	$1,201,117	$1,184,031	$1,189,948
1/31/26	$1,204,809	$1,185,295	$1,192,435
2/28/26	$1,209,635	$1,204,706	$1,198,695
3/31/26	$1,200,455	$1,183,475	$1,193,433

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.56%	1.62%	1.84%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PLDAX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS0436TSRAR_033126

Class C: PTLCX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	1.11%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,032	$10,038	$10,004
5/31/16	$10,038	$10,041	$9,993
6/30/16	$10,055	$10,221	$10,053
7/31/16	$10,061	$10,286	$10,047
8/31/16	$10,074	$10,274	$10,030
9/30/16	$10,106	$10,268	$10,042
10/31/16	$10,106	$10,190	$10,035
11/30/16	$10,050	$9,949	$9,996
12/31/16	$10,093	$9,963	$9,999
1/31/17	$10,103	$9,982	$10,011
2/28/17	$10,124	$10,049	$10,021
3/31/17	$10,128	$10,044	$10,025
4/30/17	$10,149	$10,122	$10,038
5/31/17	$10,159	$10,199	$10,050
6/30/17	$10,158	$10,189	$10,042
7/31/17	$10,186	$10,233	$10,063
8/31/17	$10,225	$10,325	$10,082
9/30/17	$10,233	$10,276	$10,066
10/31/17	$10,220	$10,282	$10,060
11/30/17	$10,196	$10,268	$10,039
12/31/17	$10,214	$10,316	$10,041
1/31/18	$10,179	$10,197	$10,012
2/28/18	$10,176	$10,100	$10,008
3/31/18	$10,175	$10,165	$10,028
4/30/18	$10,144	$10,089	$10,012
5/31/18	$10,146	$10,161	$10,048
6/30/18	$10,138	$10,149	$10,050
7/31/18	$10,172	$10,151	$10,049
8/31/18	$10,154	$10,216	$10,081
9/30/18	$10,166	$10,151	$10,069
10/31/18	$10,168	$10,070	$10,085
11/30/18	$10,178	$10,131	$10,120
12/31/18	$10,201	$10,317	$10,200
1/31/19	$10,266	$10,426	$10,227
2/28/19	$10,300	$10,420	$10,237
3/31/19	$10,336	$10,620	$10,300
4/30/19	$10,362	$10,623	$10,321
5/31/19	$10,434	$10,812	$10,394
6/30/19	$10,485	$10,947	$10,448
7/31/19	$10,468	$10,971	$10,436
8/31/19	$10,565	$11,256	$10,520
9/30/19	$10,574	$11,196	$10,508
10/31/19	$10,592	$11,230	$10,543
11/30/19	$10,567	$11,224	$10,540
12/31/19	$10,589	$11,216	$10,562
1/31/20	$10,679	$11,432	$10,619
2/29/20	$10,726	$11,638	$10,712
3/31/20	$10,565	$11,569	$10,858
4/30/20	$10,688	$11,775	$10,863
5/31/20	$10,743	$11,830	$10,870
6/30/20	$10,796	$11,904	$10,873
7/31/20	$10,816	$12,082	$10,884
8/31/20	$10,845	$11,984	$10,881
9/30/20	$10,841	$11,978	$10,884
10/31/20	$10,837	$11,924	$10,880
11/30/20	$10,864	$12,041	$10,885
12/31/20	$10,880	$12,058	$10,890
1/31/21	$10,882	$11,971	$10,891
2/28/21	$10,884	$11,799	$10,883
3/31/21	$10,863	$11,651	$10,885
4/30/21	$10,865	$11,743	$10,890
5/31/21	$10,877	$11,782	$10,898
6/30/21	$10,846	$11,864	$10,881
7/31/21	$10,857	$11,997	$10,899
8/31/21	$10,836	$11,974	$10,898
9/30/21	$10,839	$11,871	$10,887
10/31/21	$10,786	$11,867	$10,854
11/30/21	$10,755	$11,902	$10,856
12/31/21	$10,736	$11,872	$10,829
1/31/22	$10,651	$11,616	$10,758
2/28/22	$10,578	$11,487	$10,718
3/31/22	$10,405	$11,168	$10,575
4/30/22	$10,312	$10,744	$10,525
5/31/22	$10,364	$10,813	$10,583
6/30/22	$10,242	$10,643	$10,522
7/31/22	$10,274	$10,903	$10,558
8/31/22	$10,211	$10,595	$10,481
9/30/22	$10,064	$10,138	$10,358
10/31/22	$9,995	$10,006	$10,348
11/30/22	$10,084	$10,374	$10,413
12/31/22	$10,116	$10,327	$10,434
1/31/23	$10,230	$10,645	$10,506
2/28/23	$10,124	$10,370	$10,430
3/31/23	$10,258	$10,633	$10,596
4/30/23	$10,275	$10,698	$10,624
5/31/23	$10,238	$10,581	$10,587
6/30/23	$10,189	$10,544	$10,536
7/31/23	$10,261	$10,536	$10,573
8/31/23	$10,302	$10,469	$10,615
9/30/23	$10,299	$10,203	$10,614
10/31/23	$10,327	$10,042	$10,650
11/30/23	$10,461	$10,497	$10,758
12/31/23	$10,585	$10,898	$10,878
1/31/24	$10,636	$10,868	$10,920
2/29/24	$10,596	$10,715	$10,875
3/31/24	$10,628	$10,814	$10,910
4/30/24	$10,578	$10,541	$10,875
5/31/24	$10,670	$10,719	$10,950
6/30/24	$10,723	$10,821	$11,013
7/31/24	$10,850	$11,074	$11,139
8/31/24	$10,931	$11,233	$11,239
9/30/24	$11,032	$11,383	$11,329
10/31/24	$10,947	$11,101	$11,263
11/30/24	$10,992	$11,218	$11,296
12/31/24	$11,025	$11,035	$11,322
1/31/25	$11,081	$11,093	$11,371
2/28/25	$11,159	$11,337	$11,449
3/31/25	$11,192	$11,342	$11,503
4/30/25	$11,262	$11,386	$11,593
5/31/25	$11,237	$11,305	$11,569
6/30/25	$11,318	$11,478	$11,638
7/31/25	$11,303	$11,448	$11,632
8/31/25	$11,412	$11,585	$11,732
9/30/25	$11,446	$11,711	$11,768
10/31/25	$11,484	$11,785	$11,808
11/30/25	$11,516	$11,858	$11,862
12/31/25	$11,564	$11,840	$11,899
1/31/26	$11,595	$11,853	$11,924
2/28/26	$11,638	$12,047	$11,987
3/31/26	$11,546	$11,835	$11,934

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.16%	1.23%	1.45%
Class C (including sales charge)	2.17%	1.23%	1.45%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTLCX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS4204TSRAR_033126

Institutional Class: PTLDX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.47%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,737	$1,003,838	$1,000,360
5/31/16	$1,004,849	$1,004,096	$999,300
6/30/16	$1,007,120	$1,022,137	$1,005,285
7/31/16	$1,008,227	$1,028,599	$1,004,712
8/31/16	$1,010,100	$1,027,423	$1,003,045
9/30/16	$1,013,826	$1,026,821	$1,004,208
10/31/16	$1,014,399	$1,018,967	$1,003,535
11/30/16	$1,009,310	$994,865	$999,551
12/31/16	$1,014,246	$996,268	$999,851
1/31/17	$1,015,703	$998,223	$1,001,111
2/28/17	$1,018,352	$1,004,932	$1,002,132
3/31/17	$1,019,278	$1,004,405	$1,002,453
4/30/17	$1,021,940	$1,012,156	$1,003,846
5/31/17	$1,023,478	$1,019,947	$1,005,011
6/30/17	$1,023,967	$1,018,920	$1,004,207
7/31/17	$1,027,288	$1,023,305	$1,006,346
8/31/17	$1,031,806	$1,032,484	$1,008,248
9/30/17	$1,033,187	$1,027,566	$1,006,594
10/31/17	$1,032,376	$1,028,161	$1,005,980
11/30/17	$1,030,572	$1,026,841	$1,003,948
12/31/17	$1,032,919	$1,031,554	$1,004,068
1/31/18	$1,029,892	$1,019,674	$1,001,187
2/28/18	$1,030,120	$1,010,008	$1,000,806
3/31/18	$1,030,576	$1,016,485	$1,002,768
4/30/18	$1,027,993	$1,008,925	$1,001,214
5/31/18	$1,028,790	$1,016,126	$1,004,838
6/30/18	$1,028,500	$1,014,876	$1,004,989
7/31/18	$1,032,452	$1,015,117	$1,004,938
8/31/18	$1,031,274	$1,021,649	$1,008,134
9/30/18	$1,032,997	$1,015,070	$1,006,945
10/31/18	$1,033,761	$1,007,049	$1,008,475
11/30/18	$1,035,326	$1,013,060	$1,011,974
12/31/18	$1,038,233	$1,031,671	$1,019,969
1/31/19	$1,045,352	$1,042,627	$1,022,713
2/28/19	$1,049,399	$1,042,023	$1,023,746
3/31/19	$1,053,615	$1,062,032	$1,030,001
4/30/19	$1,056,819	$1,062,304	$1,032,092
5/31/19	$1,064,752	$1,081,161	$1,039,420
6/30/19	$1,070,439	$1,094,739	$1,044,814
7/31/19	$1,069,288	$1,097,147	$1,043,581
8/31/19	$1,079,860	$1,125,576	$1,052,003
9/30/19	$1,081,296	$1,119,581	$1,050,835
10/31/19	$1,083,679	$1,122,953	$1,054,293
11/30/19	$1,081,785	$1,122,381	$1,053,955
12/31/19	$1,084,583	$1,121,599	$1,056,189
1/31/20	$1,094,453	$1,143,184	$1,061,904
2/29/20	$1,099,805	$1,163,759	$1,071,153
3/31/20	$1,083,784	$1,156,911	$1,085,849
4/30/20	$1,097,052	$1,177,476	$1,086,305
5/31/20	$1,103,281	$1,182,959	$1,087,011
6/30/20	$1,109,345	$1,190,410	$1,087,294
7/31/20	$1,112,000	$1,208,191	$1,088,392
8/31/20	$1,115,536	$1,198,439	$1,088,131
9/30/20	$1,115,767	$1,197,782	$1,088,424
10/31/20	$1,115,970	$1,192,434	$1,087,967
11/30/20	$1,119,308	$1,204,134	$1,088,468
12/31/20	$1,121,582	$1,205,794	$1,088,968
1/31/21	$1,122,359	$1,197,148	$1,089,132
2/28/21	$1,123,139	$1,179,861	$1,088,260
3/31/21	$1,121,614	$1,165,128	$1,088,467
4/30/21	$1,122,411	$1,174,333	$1,088,957
5/31/21	$1,124,255	$1,178,169	$1,089,785
6/30/21	$1,121,565	$1,186,447	$1,088,095
7/31/21	$1,123,391	$1,199,713	$1,089,902
8/31/21	$1,121,835	$1,197,429	$1,089,815
9/30/21	$1,122,652	$1,187,061	$1,088,725
10/31/21	$1,117,805	$1,186,734	$1,085,415
11/30/21	$1,115,225	$1,190,245	$1,085,621
12/31/21	$1,113,873	$1,187,200	$1,082,929
1/31/22	$1,105,561	$1,161,622	$1,075,836
2/28/22	$1,098,534	$1,148,663	$1,071,812
3/31/22	$1,081,219	$1,116,751	$1,057,546
4/30/22	$1,072,149	$1,074,373	$1,052,523
5/31/22	$1,078,085	$1,081,300	$1,058,343
6/30/22	$1,065,930	$1,064,336	$1,052,226
7/31/22	$1,069,863	$1,090,343	$1,055,751
8/31/22	$1,063,920	$1,059,533	$1,048,150
9/30/22	$1,049,220	$1,013,755	$1,035,803
10/31/22	$1,042,484	$1,000,624	$1,034,777
11/30/22	$1,052,301	$1,037,423	$1,041,286
12/31/22	$1,056,239	$1,032,743	$1,043,420
1/31/23	$1,068,746	$1,064,515	$1,050,568
2/28/23	$1,058,146	$1,036,991	$1,042,983
3/31/23	$1,072,760	$1,063,333	$1,059,618
4/30/23	$1,075,088	$1,069,778	$1,062,363
5/31/23	$1,071,769	$1,058,130	$1,058,698
6/30/23	$1,067,328	$1,054,356	$1,053,563
7/31/23	$1,075,395	$1,053,621	$1,057,314
8/31/23	$1,080,266	$1,046,891	$1,061,469
9/30/23	$1,080,511	$1,020,288	$1,061,373
10/31/23	$1,084,015	$1,004,186	$1,064,961
11/30/23	$1,098,647	$1,049,662	$1,075,759
12/31/23	$1,112,308	$1,089,842	$1,087,819
1/31/24	$1,118,244	$1,086,849	$1,092,007
2/29/24	$1,114,633	$1,071,494	$1,087,508
3/31/24	$1,118,590	$1,081,388	$1,091,042
4/30/24	$1,113,911	$1,054,074	$1,087,507
5/31/24	$1,124,213	$1,071,944	$1,094,978
6/30/24	$1,130,338	$1,082,092	$1,101,296
7/31/24	$1,144,373	$1,107,367	$1,113,895
8/31/24	$1,153,625	$1,123,279	$1,123,887
9/30/24	$1,164,864	$1,138,319	$1,132,923
10/31/24	$1,156,437	$1,110,090	$1,126,284
11/30/24	$1,161,867	$1,121,827	$1,129,584
12/31/24	$1,165,934	$1,103,468	$1,132,250
1/31/25	$1,172,540	$1,109,322	$1,137,141
2/28/25	$1,181,347	$1,133,729	$1,144,931
3/31/25	$1,185,517	$1,134,155	$1,150,266
4/30/25	$1,193,564	$1,138,613	$1,159,319
5/31/25	$1,191,526	$1,130,460	$1,156,861
6/30/25	$1,200,689	$1,147,843	$1,163,802
7/31/25	$1,199,809	$1,144,815	$1,163,208
8/31/25	$1,212,092	$1,158,507	$1,173,212
9/30/25	$1,216,308	$1,171,145	$1,176,802
10/31/25	$1,221,031	$1,178,462	$1,180,756
11/30/25	$1,225,050	$1,185,785	$1,186,164
12/31/25	$1,230,759	$1,184,031	$1,189,948
1/31/26	$1,234,803	$1,185,295	$1,192,435
2/28/26	$1,239,986	$1,204,706	$1,198,695
3/31/26	$1,230,827	$1,183,475	$1,193,433

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.82%	1.88%	2.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTLDX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS0036TSRAR_033126

I-2: PLDPX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$58	0.57%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,652	$1,003,838	$1,000,360
5/31/16	$1,004,682	$1,004,096	$999,300
6/30/16	$1,006,870	$1,022,137	$1,005,285
7/31/16	$1,007,891	$1,028,599	$1,004,712
8/31/16	$1,009,678	$1,027,423	$1,003,045
9/30/16	$1,013,314	$1,026,821	$1,004,208
10/31/16	$1,013,806	$1,018,967	$1,003,535
11/30/16	$1,008,636	$994,865	$999,551
12/31/16	$1,013,476	$996,268	$999,851
1/31/17	$1,014,852	$998,223	$1,001,111
2/28/17	$1,017,421	$1,004,932	$1,002,132
3/31/17	$1,018,255	$1,004,405	$1,002,453
4/30/17	$1,020,835	$1,012,156	$1,003,846
5/31/17	$1,022,286	$1,019,947	$1,005,011
6/30/17	$1,022,685	$1,018,920	$1,004,207
7/31/17	$1,025,920	$1,023,305	$1,006,346
8/31/17	$1,030,344	$1,032,484	$1,008,248
9/30/17	$1,031,636	$1,027,566	$1,006,594
10/31/17	$1,030,741	$1,028,161	$1,005,980
11/30/17	$1,028,856	$1,026,841	$1,003,948
12/31/17	$1,031,109	$1,031,554	$1,004,068
1/31/18	$1,028,003	$1,019,674	$1,001,187
2/28/18	$1,028,151	$1,010,008	$1,000,806
3/31/18	$1,028,516	$1,016,485	$1,002,768
4/30/18	$1,025,856	$1,008,925	$1,001,214
5/31/18	$1,026,566	$1,016,126	$1,004,838
6/30/18	$1,026,190	$1,014,876	$1,004,989
7/31/18	$1,030,049	$1,015,117	$1,004,938
8/31/18	$1,028,777	$1,021,649	$1,008,134
9/30/18	$1,030,420	$1,015,070	$1,006,945
10/31/18	$1,031,095	$1,007,049	$1,008,475
11/30/18	$1,032,565	$1,013,060	$1,011,974
12/31/18	$1,035,381	$1,031,671	$1,019,969
1/31/19	$1,042,395	$1,042,627	$1,022,713
2/28/19	$1,046,352	$1,042,023	$1,023,746
3/31/19	$1,050,468	$1,062,032	$1,030,001
4/30/19	$1,053,577	$1,062,304	$1,032,092
5/31/19	$1,061,499	$1,081,161	$1,039,420
6/30/19	$1,067,088	$1,094,739	$1,044,814
7/31/19	$1,065,851	$1,097,147	$1,043,581
8/31/19	$1,076,292	$1,125,576	$1,052,003
9/30/19	$1,077,642	$1,119,581	$1,050,835
10/31/19	$1,079,925	$1,122,953	$1,054,293
11/30/19	$1,077,954	$1,122,381	$1,053,955
12/31/19	$1,080,650	$1,121,599	$1,056,189
1/31/20	$1,090,390	$1,143,184	$1,061,904
2/29/20	$1,095,639	$1,163,759	$1,071,153
3/31/20	$1,079,591	$1,156,911	$1,085,849
4/30/20	$1,092,719	$1,177,476	$1,086,305
5/31/20	$1,098,831	$1,182,959	$1,087,011
6/30/20	$1,104,778	$1,190,410	$1,087,294
7/31/20	$1,107,322	$1,208,191	$1,088,392
8/31/20	$1,110,755	$1,198,439	$1,088,131
9/30/20	$1,110,895	$1,197,782	$1,088,424
10/31/20	$1,110,999	$1,192,434	$1,087,967
11/30/20	$1,114,234	$1,204,134	$1,088,468
12/31/20	$1,116,394	$1,205,794	$1,088,968
1/31/21	$1,117,082	$1,197,148	$1,089,132
2/28/21	$1,117,772	$1,179,861	$1,088,260
3/31/21	$1,116,159	$1,165,128	$1,088,467
4/30/21	$1,116,855	$1,174,333	$1,088,957
5/31/21	$1,118,601	$1,178,169	$1,089,785
6/30/21	$1,115,833	$1,186,447	$1,088,095
7/31/21	$1,117,552	$1,199,713	$1,089,902
8/31/21	$1,115,911	$1,197,429	$1,089,815
9/30/21	$1,116,632	$1,187,061	$1,088,725
10/31/21	$1,111,716	$1,186,734	$1,085,415
11/30/21	$1,109,060	$1,190,245	$1,085,621
12/31/21	$1,107,615	$1,187,200	$1,082,929
1/31/22	$1,099,262	$1,161,622	$1,075,836
2/28/22	$1,092,191	$1,148,663	$1,071,812
3/31/22	$1,074,884	$1,116,751	$1,057,546
4/30/22	$1,065,776	$1,074,373	$1,052,523
5/31/22	$1,071,584	$1,081,300	$1,058,343
6/30/22	$1,059,415	$1,064,336	$1,052,226
7/31/22	$1,063,235	$1,090,343	$1,055,751
8/31/22	$1,057,235	$1,059,533	$1,048,150
9/30/22	$1,042,536	$1,013,755	$1,035,803
10/31/22	$1,035,760	$1,000,624	$1,034,777
11/30/22	$1,045,426	$1,037,423	$1,041,286
12/31/22	$1,049,243	$1,032,743	$1,043,420
1/31/23	$1,061,583	$1,064,515	$1,050,568
2/28/23	$1,050,974	$1,036,991	$1,042,983
3/31/23	$1,065,393	$1,063,333	$1,059,618
4/30/23	$1,067,623	$1,069,778	$1,062,363
5/31/23	$1,064,237	$1,058,130	$1,058,698
6/30/23	$1,059,733	$1,054,356	$1,053,563
7/31/23	$1,067,658	$1,053,621	$1,057,314
8/31/23	$1,072,404	$1,046,891	$1,061,469
9/30/23	$1,072,557	$1,020,288	$1,061,373
10/31/23	$1,075,946	$1,004,186	$1,064,961
11/30/23	$1,090,380	$1,049,662	$1,075,759
12/31/23	$1,103,842	$1,089,842	$1,087,819
1/31/24	$1,109,642	$1,086,849	$1,092,007
2/29/24	$1,105,972	$1,071,494	$1,087,508
3/31/24	$1,109,804	$1,081,388	$1,091,042
4/30/24	$1,105,072	$1,054,074	$1,087,507
5/31/24	$1,115,192	$1,071,944	$1,094,978
6/30/24	$1,121,182	$1,082,092	$1,101,296
7/31/24	$1,135,008	$1,107,367	$1,113,895
8/31/24	$1,144,081	$1,123,279	$1,123,887
9/30/24	$1,155,139	$1,138,319	$1,132,923
10/31/24	$1,146,679	$1,110,090	$1,126,284
11/30/24	$1,151,966	$1,121,827	$1,129,584
12/31/24	$1,155,901	$1,103,468	$1,132,250
1/31/25	$1,162,348	$1,109,322	$1,137,141
2/28/25	$1,170,990	$1,133,729	$1,144,931
3/31/25	$1,175,029	$1,134,155	$1,150,266
4/30/25	$1,182,909	$1,138,613	$1,159,319
5/31/25	$1,180,786	$1,130,460	$1,156,861
6/30/25	$1,189,773	$1,147,843	$1,163,802
7/31/25	$1,188,800	$1,144,815	$1,163,208
8/31/25	$1,200,866	$1,158,507	$1,173,212
9/30/25	$1,204,948	$1,171,145	$1,176,802
10/31/25	$1,209,518	$1,178,462	$1,180,756
11/30/25	$1,213,407	$1,185,785	$1,186,164
12/31/25	$1,218,956	$1,184,031	$1,189,948
1/31/26	$1,222,857	$1,185,295	$1,192,435
2/28/26	$1,227,895	$1,204,706	$1,198,695
3/31/26	$1,218,727	$1,183,475	$1,193,433

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.72%	1.77%	2.00%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLDPX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS1901TSRAR_033126

Class R: PLDRX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$108	1.06%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,032	$10,038	$10,004
5/31/16	$10,039	$10,041	$9,993
6/30/16	$10,056	$10,221	$10,053
7/31/16	$10,062	$10,286	$10,047
8/31/16	$10,076	$10,274	$10,030
9/30/16	$10,108	$10,268	$10,042
10/31/16	$10,109	$10,190	$10,035
11/30/16	$10,053	$9,949	$9,996
12/31/16	$10,097	$9,963	$9,999
1/31/17	$10,107	$9,982	$10,011
2/28/17	$10,129	$10,049	$10,021
3/31/17	$10,133	$10,044	$10,025
4/30/17	$10,154	$10,122	$10,038
5/31/17	$10,165	$10,199	$10,050
6/30/17	$10,164	$10,189	$10,042
7/31/17	$10,192	$10,233	$10,063
8/31/17	$10,232	$10,325	$10,082
9/30/17	$10,241	$10,276	$10,066
10/31/17	$10,228	$10,282	$10,060
11/30/17	$10,205	$10,268	$10,039
12/31/17	$10,223	$10,316	$10,041
1/31/18	$10,188	$10,197	$10,012
2/28/18	$10,186	$10,100	$10,008
3/31/18	$10,185	$10,165	$10,028
4/30/18	$10,154	$10,089	$10,012
5/31/18	$10,157	$10,161	$10,048
6/30/18	$10,149	$10,149	$10,050
7/31/18	$10,183	$10,151	$10,049
8/31/18	$10,166	$10,216	$10,081
9/30/18	$10,179	$10,151	$10,069
10/31/18	$10,181	$10,070	$10,085
11/30/18	$10,191	$10,131	$10,120
12/31/18	$10,215	$10,317	$10,200
1/31/19	$10,280	$10,426	$10,227
2/28/19	$10,315	$10,420	$10,237
3/31/19	$10,352	$10,620	$10,300
4/30/19	$10,378	$10,623	$10,321
5/31/19	$10,451	$10,812	$10,394
6/30/19	$10,502	$10,947	$10,448
7/31/19	$10,485	$10,971	$10,436
8/31/19	$10,583	$11,256	$10,520
9/30/19	$10,592	$11,196	$10,508
10/31/19	$10,611	$11,230	$10,543
11/30/19	$10,587	$11,224	$10,540
12/31/19	$10,609	$11,216	$10,562
1/31/20	$10,700	$11,432	$10,619
2/29/20	$10,747	$11,638	$10,712
3/31/20	$10,586	$11,569	$10,858
4/30/20	$10,710	$11,775	$10,863
5/31/20	$10,766	$11,830	$10,870
6/30/20	$10,819	$11,904	$10,873
7/31/20	$10,840	$12,082	$10,884
8/31/20	$10,869	$11,984	$10,881
9/30/20	$10,866	$11,978	$10,884
10/31/20	$10,862	$11,924	$10,880
11/30/20	$10,890	$12,041	$10,885
12/31/20	$10,906	$12,058	$10,890
1/31/21	$10,908	$11,971	$10,891
2/28/21	$10,911	$11,799	$10,883
3/31/21	$10,891	$11,651	$10,885
4/30/21	$10,893	$11,743	$10,890
5/31/21	$10,906	$11,782	$10,898
6/30/21	$10,874	$11,864	$10,881
7/31/21	$10,886	$11,997	$10,899
8/31/21	$10,866	$11,974	$10,898
9/30/21	$10,869	$11,871	$10,887
10/31/21	$10,816	$11,867	$10,854
11/30/21	$10,786	$11,902	$10,856
12/31/21	$10,767	$11,872	$10,829
1/31/22	$10,682	$11,616	$10,758
2/28/22	$10,609	$11,487	$10,718
3/31/22	$10,437	$11,168	$10,575
4/30/22	$10,344	$10,744	$10,525
5/31/22	$10,396	$10,813	$10,583
6/30/22	$10,274	$10,643	$10,522
7/31/22	$10,307	$10,903	$10,558
8/31/22	$10,244	$10,595	$10,481
9/30/22	$10,098	$10,138	$10,358
10/31/22	$10,028	$10,006	$10,348
11/30/22	$10,117	$10,374	$10,413
12/31/22	$10,150	$10,327	$10,434
1/31/23	$10,265	$10,645	$10,506
2/28/23	$10,159	$10,370	$10,430
3/31/23	$10,294	$10,633	$10,596
4/30/23	$10,311	$10,698	$10,624
5/31/23	$10,274	$10,581	$10,587
6/30/23	$10,227	$10,544	$10,536
7/31/23	$10,299	$10,536	$10,573
8/31/23	$10,341	$10,469	$10,615
9/30/23	$10,338	$10,203	$10,614
10/31/23	$10,366	$10,042	$10,650
11/30/23	$10,501	$10,497	$10,758
12/31/23	$10,626	$10,898	$10,878
1/31/24	$10,678	$10,868	$10,920
2/29/24	$10,638	$10,715	$10,875
3/31/24	$10,671	$10,814	$10,910
4/30/24	$10,621	$10,541	$10,875
5/31/24	$10,714	$10,719	$10,950
6/30/24	$10,767	$10,821	$11,013
7/31/24	$10,895	$11,074	$11,139
8/31/24	$10,978	$11,233	$11,239
9/30/24	$11,080	$11,383	$11,329
10/31/24	$10,994	$11,101	$11,263
11/30/24	$11,040	$11,218	$11,296
12/31/24	$11,073	$11,035	$11,322
1/31/25	$11,130	$11,093	$11,371
2/28/25	$11,209	$11,337	$11,449
3/31/25	$11,243	$11,342	$11,503
4/30/25	$11,314	$11,386	$11,593
5/31/25	$11,289	$11,305	$11,569
6/30/25	$11,370	$11,478	$11,638
7/31/25	$11,356	$11,448	$11,632
8/31/25	$11,467	$11,585	$11,732
9/30/25	$11,501	$11,711	$11,768
10/31/25	$11,540	$11,785	$11,808
11/30/25	$11,572	$11,858	$11,862
12/31/25	$11,620	$11,840	$11,899
1/31/26	$11,653	$11,853	$11,924
2/28/26	$11,696	$12,047	$11,987
3/31/26	$11,604	$11,835	$11,934

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	3.21%	1.28%	1.50%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PLDRX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS4504TSRAR_033126

I-3: PTLNX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$63	0.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,614	$1,003,838	$1,000,360
5/31/16	$1,004,599	$1,004,096	$999,300
6/30/16	$1,006,746	$1,022,137	$1,005,285
7/31/16	$1,007,724	$1,028,599	$1,004,712
8/31/16	$1,009,468	$1,027,423	$1,003,045
9/30/16	$1,013,068	$1,026,821	$1,004,208
10/31/16	$1,013,512	$1,018,967	$1,003,535
11/30/16	$1,008,303	$994,865	$999,551
12/31/16	$1,013,106	$996,268	$999,851
1/31/17	$1,014,432	$998,223	$1,001,111
2/28/17	$1,016,961	$1,004,932	$1,002,132
3/31/17	$1,017,757	$1,004,405	$1,002,453
4/30/17	$1,020,289	$1,012,156	$1,003,846
5/31/17	$1,021,695	$1,019,947	$1,005,011
6/30/17	$1,022,057	$1,018,920	$1,004,207
7/31/17	$1,025,241	$1,023,305	$1,006,346
8/31/17	$1,029,620	$1,032,484	$1,008,248
9/30/17	$1,030,871	$1,027,566	$1,006,594
10/31/17	$1,029,930	$1,028,161	$1,005,980
11/30/17	$1,028,004	$1,026,841	$1,003,948
12/31/17	$1,030,214	$1,031,554	$1,004,068
1/31/18	$1,027,064	$1,019,674	$1,001,187
2/28/18	$1,027,173	$1,010,008	$1,000,806
3/31/18	$1,027,497	$1,016,485	$1,002,768
4/30/18	$1,024,801	$1,008,925	$1,001,214
5/31/18	$1,025,453	$1,016,126	$1,004,838
6/30/18	$1,025,051	$1,014,876	$1,004,989
7/31/18	$1,028,879	$1,015,117	$1,004,938
8/31/18	$1,027,560	$1,021,649	$1,008,134
9/30/18	$1,029,162	$1,015,070	$1,006,945
10/31/18	$1,029,788	$1,007,049	$1,008,475
11/30/18	$1,031,212	$1,013,060	$1,011,974
12/31/18	$1,033,988	$1,031,671	$1,019,969
1/31/19	$1,040,962	$1,042,627	$1,022,713
2/28/19	$1,044,878	$1,042,023	$1,023,746
3/31/19	$1,048,952	$1,062,032	$1,030,001
4/30/19	$1,052,023	$1,062,304	$1,032,092
5/31/19	$1,059,795	$1,081,161	$1,039,420
6/30/19	$1,065,339	$1,094,739	$1,044,814
7/31/19	$1,064,055	$1,097,147	$1,043,581
8/31/19	$1,074,437	$1,125,576	$1,052,003
9/30/19	$1,075,748	$1,119,581	$1,050,835
10/31/19	$1,077,983	$1,122,953	$1,054,293
11/30/19	$1,075,963	$1,122,381	$1,053,955
12/31/19	$1,078,614	$1,121,599	$1,056,189
1/31/20	$1,088,299	$1,143,184	$1,061,904
2/29/20	$1,093,506	$1,163,759	$1,071,153
3/31/20	$1,077,450	$1,156,911	$1,085,849
4/30/20	$1,090,496	$1,177,476	$1,086,305
5/31/20	$1,096,556	$1,182,959	$1,087,011
6/30/20	$1,102,461	$1,190,410	$1,087,294
7/31/20	$1,104,940	$1,208,191	$1,088,392
8/31/20	$1,108,325	$1,198,439	$1,088,131
9/30/20	$1,108,420	$1,197,782	$1,088,424
10/31/20	$1,108,476	$1,192,434	$1,087,967
11/30/20	$1,111,658	$1,204,134	$1,088,468
12/31/20	$1,113,763	$1,205,794	$1,088,968
1/31/21	$1,114,404	$1,197,148	$1,089,132
2/28/21	$1,115,050	$1,179,861	$1,088,260
3/31/21	$1,113,401	$1,165,128	$1,088,467
4/30/21	$1,114,046	$1,174,333	$1,088,957
5/31/21	$1,115,744	$1,178,169	$1,089,785
6/30/21	$1,112,936	$1,186,447	$1,088,095
7/31/21	$1,114,604	$1,199,713	$1,089,902
8/31/21	$1,112,922	$1,197,429	$1,089,815
9/30/21	$1,113,596	$1,187,061	$1,088,725
10/31/21	$1,108,646	$1,186,734	$1,085,415
11/30/21	$1,105,950	$1,190,245	$1,085,621
12/31/21	$1,104,459	$1,187,200	$1,082,929
1/31/22	$1,096,085	$1,161,622	$1,075,836
2/28/22	$1,088,993	$1,148,663	$1,071,812
3/31/22	$1,071,687	$1,116,751	$1,057,546
4/30/22	$1,062,556	$1,074,373	$1,052,523
5/31/22	$1,068,311	$1,081,300	$1,058,343
6/30/22	$1,056,129	$1,064,336	$1,052,226
7/31/22	$1,059,897	$1,090,343	$1,055,751
8/31/22	$1,053,868	$1,059,533	$1,048,150
9/30/22	$1,039,150	$1,013,755	$1,035,803
10/31/22	$1,032,352	$1,000,624	$1,034,777
11/30/22	$1,041,962	$1,037,423	$1,041,286
12/31/22	$1,045,720	$1,032,743	$1,043,420
1/31/23	$1,057,990	$1,064,515	$1,050,568
2/28/23	$1,047,362	$1,036,991	$1,042,983
3/31/23	$1,061,702	$1,063,333	$1,059,618
4/30/23	$1,063,882	$1,069,778	$1,062,363
5/31/23	$1,060,451	$1,058,130	$1,058,698
6/30/23	$1,055,909	$1,054,356	$1,053,563
7/31/23	$1,063,770	$1,053,621	$1,057,314
8/31/23	$1,068,466	$1,046,891	$1,061,469
9/30/23	$1,068,576	$1,020,288	$1,061,373
10/31/23	$1,071,918	$1,004,186	$1,064,961
11/30/23	$1,086,280	$1,049,662	$1,075,759
12/31/23	$1,099,663	$1,089,842	$1,087,819
1/31/24	$1,105,409	$1,086,849	$1,092,007
2/29/24	$1,101,710	$1,071,494	$1,087,508
3/31/24	$1,105,485	$1,081,388	$1,091,042
4/30/24	$1,100,722	$1,054,074	$1,087,507
5/31/24	$1,110,759	$1,071,944	$1,094,978
6/30/24	$1,116,688	$1,082,092	$1,101,296
7/31/24	$1,130,436	$1,107,367	$1,113,895
8/31/24	$1,139,431	$1,123,279	$1,123,887
9/30/24	$1,150,406	$1,138,319	$1,132,923
10/31/24	$1,141,903	$1,110,090	$1,126,284
11/30/24	$1,147,133	$1,121,827	$1,129,584
12/31/24	$1,151,009	$1,103,468	$1,132,250
1/31/25	$1,157,395	$1,109,322	$1,137,141
2/28/25	$1,165,976	$1,133,729	$1,144,931
3/31/25	$1,169,960	$1,134,155	$1,150,266
4/30/25	$1,177,779	$1,138,613	$1,159,319
5/31/25	$1,175,624	$1,130,460	$1,156,861
6/30/25	$1,184,546	$1,147,843	$1,163,802
7/31/25	$1,183,529	$1,144,815	$1,163,208
8/31/25	$1,195,502	$1,158,507	$1,173,212
9/30/25	$1,199,523	$1,171,145	$1,176,802
10/31/25	$1,204,020	$1,178,462	$1,180,756
11/30/25	$1,207,849	$1,185,785	$1,186,164
12/31/25	$1,213,330	$1,184,031	$1,189,948
1/31/26	$1,217,168	$1,185,295	$1,192,435
2/28/26	$1,222,145	$1,204,706	$1,198,695
3/31/26	$1,212,971	$1,183,475	$1,193,433

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.68%	1.73%	1.95%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTLNX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS2188TSRAR_033126

Class C-2: PLCCX

PIMCO Low Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$133	1.31%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had a positive total return.

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Index, particularly in financials, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, specifically in the intermediate part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class C-2 shares (10/21/2020), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C-2 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C-2 (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,030	$10,038	$10,004
5/31/16	$10,034	$10,041	$9,993
6/30/16	$10,050	$10,221	$10,053
7/31/16	$10,054	$10,286	$10,047
8/31/16	$10,066	$10,274	$10,030
9/30/16	$10,096	$10,268	$10,042
10/31/16	$10,094	$10,190	$10,035
11/30/16	$10,037	$9,949	$9,996
12/31/16	$10,079	$9,963	$9,999
1/31/17	$10,086	$9,982	$10,011
2/28/17	$10,106	$10,049	$10,021
3/31/17	$10,108	$10,044	$10,025
4/30/17	$10,127	$10,122	$10,038
5/31/17	$10,135	$10,199	$10,050
6/30/17	$10,133	$10,189	$10,042
7/31/17	$10,159	$10,233	$10,063
8/31/17	$10,196	$10,325	$10,082
9/30/17	$10,203	$10,276	$10,066
10/31/17	$10,188	$10,282	$10,060
11/30/17	$10,163	$10,268	$10,039
12/31/17	$10,179	$10,316	$10,041
1/31/18	$10,141	$10,197	$10,012
2/28/18	$10,137	$10,100	$10,008
3/31/18	$10,134	$10,165	$10,028
4/30/18	$10,102	$10,089	$10,012
5/31/18	$10,103	$10,161	$10,048
6/30/18	$10,093	$10,149	$10,050
7/31/18	$10,124	$10,151	$10,049
8/31/18	$10,106	$10,216	$10,081
9/30/18	$10,116	$10,151	$10,069
10/31/18	$10,116	$10,070	$10,085
11/30/18	$10,124	$10,131	$10,120
12/31/18	$10,145	$10,317	$10,200
1/31/19	$10,208	$10,426	$10,227
2/28/19	$10,241	$10,420	$10,237
3/31/19	$10,275	$10,620	$10,300
4/30/19	$10,299	$10,623	$10,321
5/31/19	$10,369	$10,812	$10,394
6/30/19	$10,417	$10,947	$10,448
7/31/19	$10,398	$10,971	$10,436
8/31/19	$10,494	$11,256	$10,520
9/30/19	$10,500	$11,196	$10,508
10/31/19	$10,516	$11,230	$10,543
11/30/19	$10,490	$11,224	$10,540
12/31/19	$10,510	$11,216	$10,562
1/31/20	$10,598	$11,432	$10,619
2/29/20	$10,643	$11,638	$10,712
3/31/20	$10,480	$11,569	$10,858
4/30/20	$10,601	$11,775	$10,863
5/31/20	$10,654	$11,830	$10,870
6/30/20	$10,705	$11,904	$10,873
7/31/20	$10,723	$12,082	$10,884
8/31/20	$10,750	$11,984	$10,881
9/30/20	$10,745	$11,978	$10,884
10/31/20	$10,738	$11,924	$10,880
11/30/20	$10,763	$12,041	$10,885
12/31/20	$10,776	$12,058	$10,890
1/31/21	$10,777	$11,971	$10,891
2/28/21	$10,777	$11,799	$10,883
3/31/21	$10,756	$11,651	$10,885
4/30/21	$10,756	$11,743	$10,890
5/31/21	$10,767	$11,782	$10,898
6/30/21	$10,734	$11,864	$10,881
7/31/21	$10,734	$11,997	$10,899
8/31/21	$10,723	$11,974	$10,898
9/30/21	$10,712	$11,871	$10,887
10/31/21	$10,658	$11,867	$10,854
11/30/21	$10,637	$11,902	$10,856
12/31/21	$10,615	$11,872	$10,829
1/31/22	$10,528	$11,616	$10,758
2/28/22	$10,454	$11,487	$10,718
3/31/22	$10,281	$11,168	$10,575
4/30/22	$10,188	$10,744	$10,525
5/31/22	$10,237	$10,813	$10,583
6/30/22	$10,115	$10,643	$10,522
7/31/22	$10,145	$10,903	$10,558
8/31/22	$10,081	$10,595	$10,481
9/30/22	$9,935	$10,138	$10,358
10/31/22	$9,864	$10,006	$10,348
11/30/22	$9,951	$10,374	$10,413
12/31/22	$9,980	$10,327	$10,434
1/31/23	$10,092	$10,645	$10,506
2/28/23	$9,985	$10,370	$10,430
3/31/23	$10,116	$10,633	$10,596
4/30/23	$10,131	$10,698	$10,624
5/31/23	$10,093	$10,581	$10,587
6/30/23	$10,043	$10,544	$10,536
7/31/23	$10,112	$10,536	$10,573
8/31/23	$10,151	$10,469	$10,615
9/30/23	$10,146	$10,203	$10,614
10/31/23	$10,172	$10,042	$10,650
11/30/23	$10,302	$10,497	$10,758
12/31/23	$10,423	$10,898	$10,878
1/31/24	$10,471	$10,868	$10,920
2/29/24	$10,430	$10,715	$10,875
3/31/24	$10,460	$10,814	$10,910
4/30/24	$10,409	$10,541	$10,875
5/31/24	$10,497	$10,719	$10,950
6/30/24	$10,548	$10,821	$11,013
7/31/24	$10,671	$11,074	$11,139
8/31/24	$10,749	$11,233	$11,239
9/30/24	$10,847	$11,383	$11,329
10/31/24	$10,761	$11,101	$11,263
11/30/24	$10,804	$11,218	$11,296
12/31/24	$10,834	$11,035	$11,322
1/31/25	$10,887	$11,093	$11,371
2/28/25	$10,962	$11,337	$11,449
3/31/25	$10,993	$11,342	$11,503
4/30/25	$11,060	$11,386	$11,593
5/31/25	$11,033	$11,305	$11,569
6/30/25	$11,111	$11,478	$11,638
7/31/25	$11,095	$11,448	$11,632
8/31/25	$11,200	$11,585	$11,732
9/30/25	$11,232	$11,711	$11,768
10/31/25	$11,267	$11,785	$11,808
11/30/25	$11,297	$11,858	$11,862
12/31/25	$11,341	$11,840	$11,899
1/31/26	$11,370	$11,853	$11,924
2/28/26	$11,411	$12,047	$11,987
3/31/26	$11,318	$11,835	$11,934

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	2.96%	1.03%	1.25%
Class C-2 (including sales charge)	1.96%	1.03%	1.25%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C-2 shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,488,948
# of Portfolio Holdings	1,287
Portfolio Turnover Rate	451%
Total Net Advisory Fees Paid During the Reporting Period	$14,924
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.5%
Corporate Bonds & Notes	13.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	6.0%
Sovereign Issues	4.2%
U.S. Treasury Obligations	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	22.0%
Affiliated Investments	18.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PLCCX

PIMCO Low Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS4804TSRAR_033126

Administrative Class: PDFAX

PIMCO Low Duration Fund II

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$77	0.76%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”), as carry contributions offset detractions from widening spreads.

  Overweight exposure to commercial MBS contributed to relative performance versus the Index, as commercial MBS had positive returns.

  Overweight exposure to investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,004,285	$1,003,838	$1,000,360
5/31/16	$1,004,964	$1,004,096	$999,300
6/30/16	$1,009,946	$1,022,137	$1,005,285
7/31/16	$1,011,814	$1,028,599	$1,004,712
8/31/16	$1,013,430	$1,027,423	$1,003,045
9/30/16	$1,016,910	$1,026,821	$1,004,208
10/31/16	$1,016,735	$1,018,967	$1,003,535
11/30/16	$1,009,692	$994,865	$999,551
12/31/16	$1,013,068	$996,268	$999,851
1/31/17	$1,014,780	$998,223	$1,001,111
2/28/17	$1,016,644	$1,004,932	$1,002,132
3/31/17	$1,017,705	$1,004,405	$1,002,453
4/30/17	$1,020,677	$1,012,156	$1,003,846
5/31/17	$1,022,563	$1,019,947	$1,005,011
6/30/17	$1,021,560	$1,018,920	$1,004,207
7/31/17	$1,024,539	$1,023,305	$1,006,346
8/31/17	$1,028,642	$1,032,484	$1,008,248
9/30/17	$1,027,535	$1,027,566	$1,006,594
10/31/17	$1,027,412	$1,028,161	$1,005,980
11/30/17	$1,026,283	$1,026,841	$1,003,948
12/31/17	$1,027,298	$1,031,554	$1,004,068
1/31/18	$1,023,073	$1,019,674	$1,001,187
2/28/18	$1,021,047	$1,010,008	$1,000,806
3/31/18	$1,022,434	$1,016,485	$1,002,768
4/30/18	$1,021,697	$1,008,925	$1,001,214
5/31/18	$1,025,368	$1,016,126	$1,004,838
6/30/18	$1,024,905	$1,014,876	$1,004,989
7/31/18	$1,026,477	$1,015,117	$1,004,938
8/31/18	$1,029,394	$1,021,649	$1,008,134
9/30/18	$1,027,881	$1,015,070	$1,006,945
10/31/18	$1,024,473	$1,007,049	$1,008,475
11/30/18	$1,026,591	$1,013,060	$1,011,974
12/31/18	$1,031,013	$1,031,671	$1,019,969
1/31/19	$1,036,988	$1,042,627	$1,022,713
2/28/19	$1,038,753	$1,042,023	$1,023,746
3/31/19	$1,045,313	$1,062,032	$1,030,001
4/30/19	$1,047,752	$1,062,304	$1,032,092
5/31/19	$1,054,898	$1,081,161	$1,039,420
6/30/19	$1,059,853	$1,094,739	$1,044,814
7/31/19	$1,058,856	$1,097,147	$1,043,581
8/31/19	$1,066,239	$1,125,576	$1,052,003
9/30/19	$1,064,939	$1,119,581	$1,050,835
10/31/19	$1,066,591	$1,122,953	$1,054,293
11/30/19	$1,065,089	$1,122,381	$1,053,955
12/31/19	$1,067,588	$1,121,599	$1,056,189
1/31/20	$1,074,457	$1,143,184	$1,061,904
2/29/20	$1,083,339	$1,163,759	$1,071,153
3/31/20	$1,077,464	$1,156,911	$1,085,849
4/30/20	$1,087,413	$1,177,476	$1,086,305
5/31/20	$1,092,796	$1,182,959	$1,087,011
6/30/20	$1,095,828	$1,190,410	$1,087,294
7/31/20	$1,098,748	$1,208,191	$1,088,392
8/31/20	$1,100,417	$1,198,439	$1,088,131
9/30/20	$1,099,914	$1,197,782	$1,088,424
10/31/20	$1,100,383	$1,192,434	$1,087,967
11/30/20	$1,100,721	$1,204,134	$1,088,468
12/31/20	$1,101,455	$1,205,794	$1,088,968
1/31/21	$1,101,615	$1,197,148	$1,089,132
2/28/21	$1,099,514	$1,179,861	$1,088,260
3/31/21	$1,097,295	$1,165,128	$1,088,467
4/30/21	$1,098,407	$1,174,333	$1,088,957
5/31/21	$1,099,518	$1,178,169	$1,089,785
6/30/21	$1,097,295	$1,186,447	$1,088,095
7/31/21	$1,099,518	$1,199,713	$1,089,902
8/31/21	$1,098,407	$1,197,429	$1,089,815
9/30/21	$1,096,183	$1,187,061	$1,088,725
10/31/21	$1,090,625	$1,186,734	$1,085,415
11/30/21	$1,089,513	$1,190,245	$1,085,621
12/31/21	$1,087,677	$1,187,200	$1,082,929
1/31/22	$1,079,892	$1,161,622	$1,075,836
2/28/22	$1,073,219	$1,148,663	$1,071,812
3/31/22	$1,055,425	$1,116,751	$1,057,546
4/30/22	$1,047,647	$1,074,373	$1,052,523
5/31/22	$1,051,539	$1,081,300	$1,058,343
6/30/22	$1,044,602	$1,064,336	$1,052,226
7/31/22	$1,047,917	$1,090,343	$1,055,751
8/31/22	$1,039,371	$1,059,533	$1,048,150
9/30/22	$1,025,550	$1,013,755	$1,035,803
10/31/22	$1,021,784	$1,000,624	$1,034,777
11/30/22	$1,030,829	$1,037,423	$1,041,286
12/31/22	$1,032,978	$1,032,743	$1,043,420
1/31/23	$1,042,437	$1,064,515	$1,050,568
2/28/23	$1,035,035	$1,036,991	$1,042,983
3/31/23	$1,048,585	$1,063,333	$1,059,618
4/30/23	$1,051,483	$1,069,778	$1,062,363
5/31/23	$1,047,955	$1,058,130	$1,058,698
6/30/23	$1,042,164	$1,054,356	$1,053,563
7/31/23	$1,046,375	$1,053,621	$1,057,314
8/31/23	$1,050,927	$1,046,891	$1,061,469
9/30/23	$1,049,730	$1,020,288	$1,061,373
10/31/23	$1,051,922	$1,004,186	$1,064,961
11/30/23	$1,064,646	$1,049,662	$1,075,759
12/31/23	$1,077,530	$1,089,842	$1,087,819
1/31/24	$1,083,202	$1,086,849	$1,092,007
2/29/24	$1,079,467	$1,071,494	$1,087,508
3/31/24	$1,082,999	$1,081,388	$1,091,042
4/30/24	$1,078,160	$1,054,074	$1,087,507
5/31/24	$1,086,612	$1,071,944	$1,094,978
6/30/24	$1,092,118	$1,082,092	$1,101,296
7/31/24	$1,103,983	$1,107,367	$1,113,895
8/31/24	$1,114,798	$1,123,279	$1,123,887
9/30/24	$1,122,803	$1,138,319	$1,132,923
10/31/24	$1,116,700	$1,110,090	$1,126,284
11/30/24	$1,120,262	$1,121,827	$1,129,584
12/31/24	$1,123,962	$1,103,468	$1,132,250
1/31/25	$1,128,545	$1,109,322	$1,137,141
2/28/25	$1,137,726	$1,133,729	$1,144,931
3/31/25	$1,140,929	$1,134,155	$1,150,266
4/30/25	$1,148,007	$1,138,613	$1,159,319
5/31/25	$1,146,557	$1,130,460	$1,156,861
6/30/25	$1,154,721	$1,147,843	$1,163,802
7/31/25	$1,153,217	$1,144,815	$1,163,208
8/31/25	$1,165,595	$1,158,507	$1,173,212
9/30/25	$1,167,772	$1,171,145	$1,176,802
10/31/25	$1,172,866	$1,178,462	$1,180,756
11/30/25	$1,177,400	$1,185,785	$1,186,164
12/31/25	$1,182,327	$1,184,031	$1,189,948
1/31/26	$1,185,656	$1,185,295	$1,192,435
2/28/26	$1,190,069	$1,204,706	$1,198,695
3/31/26	$1,181,969	$1,183,475	$1,193,433

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.60%	1.50%	1.69%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$274,306
# of Portfolio Holdings	332
Portfolio Turnover Rate	466%
Total Net Advisory Fees Paid During the Reporting Period	$693
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	34.1%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	6.9%
Asset-Backed Securities	2.2%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	60.2%
Affiliated Investments	17.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PDFAX

PIMCO Low Duration Fund II

Annual Shareholder Report |

March 31, 2026

PIMS0407TSRAR_033126

Institutional Class: PLDTX

PIMCO Low Duration Fund II

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.51%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”), as carry contributions offset detractions from widening spreads.

  Overweight exposure to commercial MBS contributed to relative performance versus the Index, as commercial MBS had positive returns.

  Overweight exposure to investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, specifically in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,004,496	$1,003,838	$1,000,360
5/31/16	$1,005,376	$1,004,096	$999,300
6/30/16	$1,010,566	$1,022,137	$1,005,285
7/31/16	$1,012,650	$1,028,599	$1,004,712
8/31/16	$1,014,482	$1,027,423	$1,003,045
9/30/16	$1,018,188	$1,026,821	$1,004,208
10/31/16	$1,018,217	$1,018,967	$1,003,535
11/30/16	$1,011,372	$994,865	$999,551
12/31/16	$1,014,982	$996,268	$999,851
1/31/17	$1,016,897	$998,223	$1,001,111
2/28/17	$1,018,960	$1,004,932	$1,002,132
3/31/17	$1,020,253	$1,004,405	$1,002,453
4/30/17	$1,023,429	$1,012,156	$1,003,846
5/31/17	$1,025,538	$1,019,947	$1,005,011
6/30/17	$1,024,756	$1,018,920	$1,004,207
7/31/17	$1,027,949	$1,023,305	$1,006,346
8/31/17	$1,032,284	$1,032,484	$1,008,248
9/30/17	$1,031,392	$1,027,566	$1,006,594
10/31/17	$1,031,481	$1,028,161	$1,005,980
11/30/17	$1,030,558	$1,026,841	$1,003,948
12/31/17	$1,031,803	$1,031,554	$1,004,068
1/31/18	$1,027,771	$1,019,674	$1,001,187
2/28/18	$1,025,934	$1,010,008	$1,000,806
3/31/18	$1,027,552	$1,016,485	$1,002,768
4/30/18	$1,027,015	$1,008,925	$1,001,214
5/31/18	$1,030,923	$1,016,126	$1,004,838
6/30/18	$1,030,676	$1,014,876	$1,004,989
7/31/18	$1,032,469	$1,015,117	$1,004,938
8/31/18	$1,035,644	$1,021,649	$1,008,134
9/30/18	$1,034,312	$1,015,070	$1,006,945
10/31/18	$1,031,102	$1,007,049	$1,008,475
11/30/18	$1,033,460	$1,013,060	$1,011,974
12/31/18	$1,038,124	$1,031,671	$1,019,969
1/31/19	$1,044,354	$1,042,627	$1,022,713
2/28/19	$1,046,332	$1,042,023	$1,023,746
3/31/19	$1,053,161	$1,062,032	$1,030,001
4/30/19	$1,055,834	$1,062,304	$1,032,092
5/31/19	$1,063,266	$1,081,161	$1,039,420
6/30/19	$1,068,463	$1,094,739	$1,044,814
7/31/19	$1,067,685	$1,097,147	$1,043,581
8/31/19	$1,075,371	$1,125,576	$1,052,003
9/30/19	$1,074,265	$1,119,581	$1,050,835
10/31/19	$1,076,159	$1,122,953	$1,054,293
11/30/19	$1,074,870	$1,122,381	$1,053,955
12/31/19	$1,077,620	$1,121,599	$1,056,189
1/31/20	$1,084,789	$1,143,184	$1,061,904
2/29/20	$1,093,965	$1,163,759	$1,071,153
3/31/20	$1,088,255	$1,156,911	$1,085,849
4/30/20	$1,098,528	$1,177,476	$1,086,305
5/31/20	$1,104,200	$1,182,959	$1,087,011
6/30/20	$1,107,490	$1,190,410	$1,087,294
7/31/20	$1,110,692	$1,208,191	$1,088,392
8/31/20	$1,112,600	$1,198,439	$1,088,131
9/30/20	$1,112,319	$1,197,782	$1,088,424
10/31/20	$1,113,038	$1,192,434	$1,087,967
11/30/20	$1,113,601	$1,204,134	$1,088,468
12/31/20	$1,114,603	$1,205,794	$1,088,968
1/31/21	$1,114,979	$1,197,148	$1,089,132
2/28/21	$1,113,066	$1,179,861	$1,088,260
3/31/21	$1,111,038	$1,165,128	$1,088,467
4/30/21	$1,112,365	$1,174,333	$1,088,957
5/31/21	$1,113,640	$1,178,169	$1,089,785
6/30/21	$1,111,519	$1,186,447	$1,088,095
7/31/21	$1,113,871	$1,199,713	$1,089,902
8/31/21	$1,112,830	$1,197,429	$1,089,815
9/30/21	$1,111,866	$1,187,061	$1,088,725
10/31/21	$1,106,400	$1,186,734	$1,085,415
11/30/21	$1,104,329	$1,190,245	$1,085,621
12/31/21	$1,102,748	$1,187,200	$1,082,929
1/31/22	$1,095,029	$1,161,622	$1,075,836
2/28/22	$1,088,546	$1,148,663	$1,071,812
3/31/22	$1,070,873	$1,116,751	$1,057,546
4/30/22	$1,063,557	$1,074,373	$1,052,523
5/31/22	$1,067,726	$1,081,300	$1,058,343
6/30/22	$1,060,900	$1,064,336	$1,052,226
7/31/22	$1,064,492	$1,090,343	$1,055,751
8/31/22	$1,056,036	$1,059,533	$1,048,150
9/30/22	$1,042,223	$1,013,755	$1,035,803
10/31/22	$1,038,602	$1,000,624	$1,034,777
11/30/22	$1,048,011	$1,037,423	$1,041,286
12/31/22	$1,050,433	$1,032,743	$1,043,420
1/31/23	$1,060,261	$1,064,515	$1,050,568
2/28/23	$1,052,933	$1,036,991	$1,042,983
3/31/23	$1,066,957	$1,063,333	$1,059,618
4/30/23	$1,070,109	$1,069,778	$1,062,363
5/31/23	$1,066,745	$1,058,130	$1,058,698
6/30/23	$1,061,083	$1,054,356	$1,053,563
7/31/23	$1,065,581	$1,053,621	$1,057,314
8/31/23	$1,070,442	$1,046,891	$1,061,469
9/30/23	$1,069,448	$1,020,288	$1,061,373
10/31/23	$1,071,900	$1,004,186	$1,064,961
11/30/23	$1,085,087	$1,049,662	$1,075,759
12/31/23	$1,098,456	$1,089,842	$1,087,819
1/31/24	$1,104,463	$1,086,849	$1,092,007
2/29/24	$1,100,873	$1,071,494	$1,087,508
3/31/24	$1,104,708	$1,081,388	$1,091,042
4/30/24	$1,099,997	$1,054,074	$1,087,507
5/31/24	$1,108,870	$1,071,944	$1,094,978
6/30/24	$1,114,701	$1,082,092	$1,101,296
7/31/24	$1,127,049	$1,107,367	$1,113,895
8/31/24	$1,138,346	$1,123,279	$1,123,887
9/30/24	$1,146,738	$1,138,319	$1,132,923
10/31/24	$1,140,747	$1,110,090	$1,126,284
11/30/24	$1,144,628	$1,121,827	$1,129,584
12/31/24	$1,148,651	$1,103,468	$1,132,250
1/31/25	$1,153,585	$1,109,322	$1,137,141
2/28/25	$1,163,191	$1,133,729	$1,144,931
3/31/25	$1,166,698	$1,134,155	$1,150,266
4/30/25	$1,174,174	$1,138,613	$1,159,319
5/31/25	$1,172,948	$1,130,460	$1,156,861
6/30/25	$1,181,532	$1,147,843	$1,163,802
7/31/25	$1,180,244	$1,144,815	$1,163,208
8/31/25	$1,193,173	$1,158,507	$1,173,212
9/30/25	$1,195,637	$1,171,145	$1,176,802
10/31/25	$1,201,124	$1,178,462	$1,180,756
11/30/25	$1,205,997	$1,185,785	$1,186,164
12/31/25	$1,211,308	$1,184,031	$1,189,948
1/31/26	$1,214,975	$1,185,295	$1,192,435
2/28/26	$1,219,730	$1,204,706	$1,198,695
3/31/26	$1,211,678	$1,183,475	$1,193,433

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.86%	1.75%	1.94%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$274,306
# of Portfolio Holdings	332
Portfolio Turnover Rate	466%
Total Net Advisory Fees Paid During the Reporting Period	$693
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	34.1%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	6.9%
Asset-Backed Securities	2.2%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	60.2%
Affiliated Investments	17.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLDTX

PIMCO Low Duration Fund II

Annual Shareholder Report |

March 31, 2026

PIMS0107TSRAR_033126

Institutional Class: PLDIX

PIMCO Low Duration ESG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.51%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities ("MBS") contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had positive total returns.

  Overweight exposure to commercial MBS contributed to relative performance versus the Index, as commercial MBS had positive total returns.

  Overweight exposure to investment grade corporate credit, specifically in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, particularly in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, particularly in the 10 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,634	$1,003,838	$1,000,360
5/31/16	$1,004,600	$1,004,096	$999,300
6/30/16	$1,006,787	$1,022,137	$1,005,285
7/31/16	$1,007,774	$1,028,599	$1,004,712
8/31/16	$1,009,580	$1,027,423	$1,003,045
9/30/16	$1,014,357	$1,026,821	$1,004,208
10/31/16	$1,013,657	$1,018,967	$1,003,535
11/30/16	$1,009,175	$994,865	$999,551
12/31/16	$1,013,130	$996,268	$999,851
1/31/17	$1,015,609	$998,223	$1,001,111
2/28/17	$1,018,767	$1,004,932	$1,002,132
3/31/17	$1,018,910	$1,004,405	$1,002,453
4/30/17	$1,020,956	$1,012,156	$1,003,846
5/31/17	$1,022,781	$1,019,947	$1,005,011
6/30/17	$1,023,609	$1,018,920	$1,004,207
7/31/17	$1,027,548	$1,023,305	$1,006,346
8/31/17	$1,031,532	$1,032,484	$1,008,248
9/30/17	$1,032,303	$1,027,566	$1,006,594
10/31/17	$1,032,004	$1,028,161	$1,005,980
11/30/17	$1,029,498	$1,026,841	$1,003,948
12/31/17	$1,030,235	$1,031,554	$1,004,068
1/31/18	$1,026,564	$1,019,674	$1,001,187
2/28/18	$1,025,223	$1,010,008	$1,000,806
3/31/18	$1,025,095	$1,016,485	$1,002,768
4/30/18	$1,023,071	$1,008,925	$1,001,214
5/31/18	$1,026,630	$1,016,126	$1,004,838
6/30/18	$1,027,019	$1,014,876	$1,004,989
7/31/18	$1,028,451	$1,015,117	$1,004,938
8/31/18	$1,032,297	$1,021,649	$1,008,134
9/30/18	$1,031,497	$1,015,070	$1,006,945
10/31/18	$1,029,825	$1,007,049	$1,008,475
11/30/18	$1,030,756	$1,013,060	$1,011,974
12/31/18	$1,033,414	$1,031,671	$1,019,969
1/31/19	$1,040,875	$1,042,627	$1,022,713
2/28/19	$1,044,004	$1,042,023	$1,023,746
3/31/19	$1,048,478	$1,062,032	$1,030,001
4/30/19	$1,050,893	$1,062,304	$1,032,092
5/31/19	$1,058,016	$1,081,161	$1,039,420
6/30/19	$1,064,047	$1,094,739	$1,044,814
7/31/19	$1,061,918	$1,097,147	$1,043,581
8/31/19	$1,072,924	$1,125,576	$1,052,003
9/30/19	$1,073,768	$1,119,581	$1,050,835
10/31/19	$1,076,685	$1,122,953	$1,054,293
11/30/19	$1,075,235	$1,122,381	$1,053,955
12/31/19	$1,077,315	$1,121,599	$1,056,189
1/31/20	$1,086,838	$1,143,184	$1,061,904
2/29/20	$1,090,464	$1,163,759	$1,071,153
3/31/20	$1,079,894	$1,156,911	$1,085,849
4/30/20	$1,090,377	$1,177,476	$1,086,305
5/31/20	$1,094,904	$1,182,959	$1,087,011
6/30/20	$1,099,809	$1,190,410	$1,087,294
7/31/20	$1,104,183	$1,208,191	$1,088,392
8/31/20	$1,107,268	$1,198,439	$1,088,131
9/30/20	$1,105,847	$1,197,782	$1,088,424
10/31/20	$1,106,689	$1,192,434	$1,087,967
11/30/20	$1,110,898	$1,204,134	$1,088,468
12/31/20	$1,112,842	$1,205,794	$1,088,968
1/31/21	$1,113,474	$1,197,148	$1,089,132
2/28/21	$1,113,065	$1,179,861	$1,088,260
3/31/21	$1,111,467	$1,165,128	$1,088,467
4/30/21	$1,113,359	$1,174,333	$1,088,957
5/31/21	$1,115,144	$1,178,169	$1,089,785
6/30/21	$1,113,566	$1,186,447	$1,088,095
7/31/21	$1,114,309	$1,199,713	$1,089,902
8/31/21	$1,113,842	$1,197,429	$1,089,815
9/30/21	$1,113,452	$1,187,061	$1,088,725
10/31/21	$1,108,500	$1,186,734	$1,085,415
11/30/21	$1,105,861	$1,190,245	$1,085,621
12/31/21	$1,105,613	$1,187,200	$1,082,929
1/31/22	$1,096,032	$1,161,622	$1,075,836
2/28/22	$1,087,740	$1,148,663	$1,071,812
3/31/22	$1,069,077	$1,116,751	$1,057,546
4/30/22	$1,059,749	$1,074,373	$1,052,523
5/31/22	$1,063,164	$1,081,300	$1,058,343
6/30/22	$1,051,630	$1,064,336	$1,052,226
7/31/22	$1,058,846	$1,090,343	$1,055,751
8/31/22	$1,051,243	$1,059,533	$1,048,150
9/30/22	$1,035,682	$1,013,755	$1,035,803
10/31/22	$1,030,600	$1,000,624	$1,034,777
11/30/22	$1,042,187	$1,037,423	$1,041,286
12/31/22	$1,043,971	$1,032,743	$1,043,420
1/31/23	$1,057,025	$1,064,515	$1,050,568
2/28/23	$1,047,678	$1,036,991	$1,042,983
3/31/23	$1,061,550	$1,063,333	$1,059,618
4/30/23	$1,063,218	$1,069,778	$1,062,363
5/31/23	$1,059,197	$1,058,130	$1,058,698
6/30/23	$1,053,833	$1,054,356	$1,053,563
7/31/23	$1,060,162	$1,053,621	$1,057,314
8/31/23	$1,065,706	$1,046,891	$1,061,469
9/30/23	$1,065,132	$1,020,288	$1,061,373
10/31/23	$1,068,074	$1,004,186	$1,064,961
11/30/23	$1,082,070	$1,049,662	$1,075,759
12/31/23	$1,097,112	$1,089,842	$1,087,819
1/31/24	$1,103,436	$1,086,849	$1,092,007
2/29/24	$1,099,949	$1,071,494	$1,087,508
3/31/24	$1,104,171	$1,081,388	$1,091,042
4/30/24	$1,099,916	$1,054,074	$1,087,507
5/31/24	$1,109,400	$1,071,944	$1,094,978
6/30/24	$1,114,904	$1,082,092	$1,101,296
7/31/24	$1,128,274	$1,107,367	$1,113,895
8/31/24	$1,137,991	$1,123,279	$1,123,887
9/30/24	$1,148,672	$1,138,319	$1,132,923
10/31/24	$1,140,952	$1,110,090	$1,126,284
11/30/24	$1,147,035	$1,121,827	$1,129,584
12/31/24	$1,151,764	$1,103,468	$1,132,250
1/31/25	$1,157,871	$1,109,322	$1,137,141
2/28/25	$1,167,457	$1,133,729	$1,144,931
3/31/25	$1,170,828	$1,134,155	$1,150,266
4/30/25	$1,178,131	$1,138,613	$1,159,319
5/31/25	$1,175,371	$1,130,460	$1,156,861
6/30/25	$1,183,856	$1,147,843	$1,163,802
7/31/25	$1,183,549	$1,144,815	$1,163,208
8/31/25	$1,195,185	$1,158,507	$1,173,212
9/30/25	$1,198,792	$1,171,145	$1,176,802
10/31/25	$1,204,104	$1,178,462	$1,180,756
11/30/25	$1,207,574	$1,185,785	$1,186,164
12/31/25	$1,212,669	$1,184,031	$1,189,948
1/31/26	$1,217,443	$1,185,295	$1,192,435
2/28/26	$1,222,050	$1,204,706	$1,198,695
3/31/26	$1,212,351	$1,183,475	$1,193,433

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.55%	1.75%	1.94%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$328,582
# of Portfolio Holdings	512
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$809
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	27.6%
Corporate Bonds & Notes	11.2%
Asset-Backed Securities	8.3%
Non-Agency Mortgage-Backed Securities	6.7%
U.S. Treasury Obligations	1.5%
Municipal Bonds & Notes	0.6%
Sovereign Issues	0.4%
Short-Term Instruments	80.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(36.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLDIX

PIMCO Low Duration ESG Fund

Annual Shareholder Report |

March 31, 2026

PIMS0121TSRAR_033126

I-2: PLUPX

PIMCO Low Duration ESG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$62	0.61%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities ("MBS") contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index (“Index”); carry contributions offset widening spreads, as agency MBS had positive total returns.

  Overweight exposure to commercial MBS contributed to relative performance versus the Index, as commercial MBS had positive total returns.

  Overweight exposure to investment grade corporate credit, specifically in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Underweight exposure to U.S. duration, particularly in the 3 month and 1 year part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, particularly in the 10 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,549	$1,003,838	$1,000,360
5/31/16	$1,004,434	$1,004,096	$999,300
6/30/16	$1,006,538	$1,022,137	$1,005,285
7/31/16	$1,007,431	$1,028,599	$1,004,712
8/31/16	$1,009,150	$1,027,423	$1,003,045
9/30/16	$1,013,838	$1,026,821	$1,004,208
10/31/16	$1,013,058	$1,018,967	$1,003,535
11/30/16	$1,008,497	$994,865	$999,551
12/31/16	$1,012,360	$996,268	$999,851
1/31/17	$1,014,756	$998,223	$1,001,111
2/28/17	$1,017,833	$1,004,932	$1,002,132
3/31/17	$1,017,883	$1,004,405	$1,002,453
4/30/17	$1,019,849	$1,012,156	$1,003,846
5/31/17	$1,021,584	$1,019,947	$1,005,011
6/30/17	$1,022,321	$1,018,920	$1,004,207
7/31/17	$1,026,174	$1,023,305	$1,006,346
8/31/17	$1,030,065	$1,032,484	$1,008,248
9/30/17	$1,030,747	$1,027,566	$1,006,594
10/31/17	$1,030,365	$1,028,161	$1,005,980
11/30/17	$1,027,777	$1,026,841	$1,003,948
12/31/17	$1,028,422	$1,031,554	$1,004,068
1/31/18	$1,024,673	$1,019,674	$1,001,187
2/28/18	$1,023,255	$1,010,008	$1,000,806
3/31/18	$1,023,040	$1,016,485	$1,002,768
4/30/18	$1,020,939	$1,008,925	$1,001,214
5/31/18	$1,024,403	$1,016,126	$1,004,838
6/30/18	$1,024,705	$1,014,876	$1,004,989
7/31/18	$1,026,050	$1,015,117	$1,004,938
8/31/18	$1,029,791	$1,021,649	$1,008,134
9/30/18	$1,028,908	$1,015,070	$1,006,945
10/31/18	$1,027,160	$1,007,049	$1,008,475
11/30/18	$1,027,999	$1,013,060	$1,011,974
12/31/18	$1,030,565	$1,031,671	$1,019,969
1/31/19	$1,037,920	$1,042,627	$1,022,713
2/28/19	$1,040,961	$1,042,023	$1,023,746
3/31/19	$1,045,333	$1,062,032	$1,030,001
4/30/19	$1,047,655	$1,062,304	$1,032,092
5/31/19	$1,054,664	$1,081,161	$1,039,420
6/30/19	$1,060,597	$1,094,739	$1,044,814
7/31/19	$1,058,385	$1,097,147	$1,043,581
8/31/19	$1,069,258	$1,125,576	$1,052,003
9/30/19	$1,070,019	$1,119,581	$1,050,835
10/31/19	$1,072,835	$1,122,953	$1,054,293
11/30/19	$1,071,299	$1,122,381	$1,053,955
12/31/19	$1,073,281	$1,121,599	$1,056,189
1/31/20	$1,082,674	$1,143,184	$1,061,904
2/29/20	$1,086,203	$1,163,759	$1,071,153
3/31/20	$1,075,590	$1,156,911	$1,085,849
4/30/20	$1,085,941	$1,177,476	$1,086,305
5/31/20	$1,090,357	$1,182,959	$1,087,011
6/30/20	$1,095,152	$1,190,410	$1,087,294
7/31/20	$1,099,401	$1,208,191	$1,088,392
8/31/20	$1,102,383	$1,198,439	$1,088,131
9/30/20	$1,100,879	$1,197,782	$1,088,424
10/31/20	$1,101,620	$1,192,434	$1,087,967
11/30/20	$1,105,723	$1,204,134	$1,088,468
12/31/20	$1,107,557	$1,205,794	$1,088,968
1/31/21	$1,108,102	$1,197,148	$1,089,132
2/28/21	$1,107,610	$1,179,861	$1,088,260
3/31/21	$1,105,926	$1,165,128	$1,088,467
4/30/21	$1,107,710	$1,174,333	$1,088,957
5/31/21	$1,109,398	$1,178,169	$1,089,785
6/30/21	$1,107,738	$1,186,447	$1,088,095
7/31/21	$1,108,379	$1,199,713	$1,089,902
8/31/21	$1,107,823	$1,197,429	$1,089,815
9/30/21	$1,107,345	$1,187,061	$1,088,725
10/31/21	$1,102,326	$1,186,734	$1,085,415
11/30/21	$1,099,612	$1,190,245	$1,085,621
12/31/21	$1,099,266	$1,187,200	$1,082,929
1/31/22	$1,089,653	$1,161,622	$1,075,836
2/28/22	$1,081,326	$1,148,663	$1,071,812
3/31/22	$1,062,682	$1,116,751	$1,057,546
4/30/22	$1,053,319	$1,074,373	$1,052,523
5/31/22	$1,056,627	$1,081,300	$1,058,343
6/30/22	$1,045,078	$1,064,336	$1,052,226
7/31/22	$1,052,160	$1,090,343	$1,055,751
8/31/22	$1,044,516	$1,059,533	$1,048,150
9/30/22	$1,028,964	$1,013,755	$1,035,803
10/31/22	$1,023,834	$1,000,624	$1,034,777
11/30/22	$1,035,261	$1,037,423	$1,041,286
12/31/22	$1,036,938	$1,032,743	$1,043,420
1/31/23	$1,049,822	$1,064,515	$1,050,568
2/28/23	$1,040,458	$1,036,991	$1,042,983
3/31/23	$1,054,139	$1,063,333	$1,059,618
4/30/23	$1,055,715	$1,069,778	$1,062,363
5/31/23	$1,051,632	$1,058,130	$1,058,698
6/30/23	$1,046,214	$1,054,356	$1,053,563
7/31/23	$1,052,415	$1,053,621	$1,057,314
8/31/23	$1,057,828	$1,046,891	$1,061,469
9/30/23	$1,057,165	$1,020,288	$1,061,373
10/31/23	$1,059,999	$1,004,186	$1,064,961
11/30/23	$1,073,801	$1,049,662	$1,075,759
12/31/23	$1,088,633	$1,089,842	$1,087,819
1/31/24	$1,094,819	$1,086,849	$1,092,007
2/29/24	$1,091,272	$1,071,494	$1,087,508
3/31/24	$1,095,368	$1,081,388	$1,091,042
4/30/24	$1,091,057	$1,054,074	$1,087,507
5/31/24	$1,100,366	$1,071,944	$1,094,978
6/30/24	$1,105,740	$1,082,092	$1,101,296
7/31/24	$1,118,906	$1,107,367	$1,113,895
8/31/24	$1,128,440	$1,123,279	$1,123,887
9/30/24	$1,138,945	$1,138,319	$1,132,923
10/31/24	$1,131,191	$1,110,090	$1,126,284
11/30/24	$1,137,126	$1,121,827	$1,129,584
12/31/24	$1,141,718	$1,103,468	$1,132,250
1/31/25	$1,147,672	$1,109,322	$1,137,141
2/28/25	$1,157,086	$1,133,729	$1,144,931
3/31/25	$1,160,334	$1,134,155	$1,150,266
4/30/25	$1,167,476	$1,138,613	$1,159,319
5/31/25	$1,164,640	$1,130,460	$1,156,861
6/30/25	$1,172,956	$1,147,843	$1,163,802
7/31/25	$1,172,552	$1,144,815	$1,163,208
8/31/25	$1,183,977	$1,158,507	$1,173,212
9/30/25	$1,187,455	$1,171,145	$1,176,802
10/31/25	$1,192,610	$1,178,462	$1,180,756
11/30/25	$1,195,953	$1,185,785	$1,186,164
12/31/25	$1,200,895	$1,184,031	$1,189,948
1/31/26	$1,205,521	$1,185,295	$1,192,435
2/28/26	$1,209,990	$1,204,706	$1,198,695
3/31/26	$1,200,288	$1,183,475	$1,193,433

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.44%	1.65%	1.84%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$328,582
# of Portfolio Holdings	512
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$809
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	27.6%
Corporate Bonds & Notes	11.2%
Asset-Backed Securities	8.3%
Non-Agency Mortgage-Backed Securities	6.7%
U.S. Treasury Obligations	1.5%
Municipal Bonds & Notes	0.6%
Sovereign Issues	0.4%
Short-Term Instruments	80.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(36.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLUPX

PIMCO Low Duration ESG Fund

Annual Shareholder Report |

March 31, 2026

PIMS1991TSRAR_033126

Class A: PAIAX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,793	$10,038	$10,002
5/31/16	$9,810	$10,041	$10,004
6/30/16	$9,808	$10,221	$10,006
7/31/16	$9,815	$10,286	$10,009
8/31/16	$9,833	$10,274	$10,011
9/30/16	$9,843	$10,268	$10,013
10/31/16	$9,870	$10,190	$10,016
11/30/16	$9,878	$9,949	$10,019
12/31/16	$9,890	$9,963	$10,022
1/31/17	$9,909	$9,982	$10,025
2/28/17	$9,918	$10,049	$10,029
3/31/17	$9,927	$10,044	$10,034
4/30/17	$9,936	$10,122	$10,039
5/31/17	$9,946	$10,199	$10,045
6/30/17	$9,966	$10,189	$10,052
7/31/17	$9,976	$10,233	$10,060
8/31/17	$9,986	$10,325	$10,069
9/30/17	$10,007	$10,276	$10,078
10/31/17	$10,027	$10,282	$10,087
11/30/17	$10,038	$10,268	$10,096
12/31/17	$10,044	$10,316	$10,106
1/31/18	$10,065	$10,197	$10,117
2/28/18	$10,078	$10,100	$10,128
3/31/18	$10,082	$10,165	$10,141
4/30/18	$10,106	$10,089	$10,155
5/31/18	$10,112	$10,161	$10,170
6/30/18	$10,130	$10,149	$10,185
7/31/18	$10,156	$10,151	$10,202
8/31/18	$10,175	$10,216	$10,219
9/30/18	$10,201	$10,151	$10,236
10/31/18	$10,209	$10,070	$10,255
11/30/18	$10,208	$10,131	$10,274
12/31/18	$10,207	$10,317	$10,294
1/31/19	$10,238	$10,426	$10,315
2/28/19	$10,268	$10,420	$10,334
3/31/19	$10,280	$10,620	$10,356
4/30/19	$10,301	$10,623	$10,377
5/31/19	$10,314	$10,812	$10,398
6/30/19	$10,333	$10,947	$10,419
7/31/19	$10,364	$10,971	$10,440
8/31/19	$10,385	$11,256	$10,460
9/30/19	$10,402	$11,196	$10,478
10/31/19	$10,420	$11,230	$10,496
11/30/19	$10,436	$11,224	$10,511
12/31/19	$10,442	$11,216	$10,526
1/31/20	$10,478	$11,432	$10,540
2/29/20	$10,491	$11,638	$10,554
3/31/20	$10,230	$11,569	$10,567
4/30/20	$10,366	$11,775	$10,576
5/31/20	$10,428	$11,830	$10,580
6/30/20	$10,487	$11,904	$10,581
7/31/20	$10,502	$12,082	$10,582
8/31/20	$10,515	$11,984	$10,584
9/30/20	$10,517	$11,978	$10,585
10/31/20	$10,519	$11,924	$10,586
11/30/20	$10,519	$12,041	$10,586
12/31/20	$10,530	$12,058	$10,587
1/31/21	$10,531	$11,971	$10,588
2/28/21	$10,531	$11,799	$10,589
3/31/21	$10,520	$11,651	$10,589
4/30/21	$10,521	$11,743	$10,590
5/31/21	$10,521	$11,782	$10,590
6/30/21	$10,521	$11,864	$10,590
7/31/21	$10,511	$11,997	$10,590
8/31/21	$10,511	$11,974	$10,590
9/30/21	$10,511	$11,871	$10,591
10/31/21	$10,502	$11,867	$10,591
11/30/21	$10,492	$11,902	$10,592
12/31/21	$10,484	$11,872	$10,592
1/31/22	$10,475	$11,616	$10,593
2/28/22	$10,446	$11,487	$10,593
3/31/22	$10,407	$11,168	$10,595
4/30/22	$10,381	$10,744	$10,598
5/31/22	$10,388	$10,813	$10,603
6/30/22	$10,345	$10,643	$10,610
7/31/22	$10,358	$10,903	$10,621
8/31/22	$10,394	$10,595	$10,637
9/30/22	$10,412	$10,138	$10,658
10/31/22	$10,410	$10,006	$10,684
11/30/22	$10,445	$10,374	$10,715
12/31/22	$10,509	$10,327	$10,751
1/31/23	$10,548	$10,645	$10,791
2/28/23	$10,602	$10,370	$10,829
3/31/23	$10,609	$10,633	$10,872
4/30/23	$10,655	$10,698	$10,915
5/31/23	$10,707	$10,581	$10,961
6/30/23	$10,762	$10,544	$11,008
7/31/23	$10,825	$10,536	$11,058
8/31/23	$10,869	$10,469	$11,110
9/30/23	$10,926	$10,203	$11,160
10/31/23	$10,971	$10,042	$11,212
11/30/23	$11,017	$10,497	$11,264
12/31/23	$11,069	$10,898	$11,317
1/31/24	$11,136	$10,868	$11,369
2/29/24	$11,181	$10,715	$11,419
3/31/24	$11,238	$10,814	$11,472
4/30/24	$11,296	$10,541	$11,523
5/31/24	$11,346	$10,719	$11,577
6/30/24	$11,390	$10,821	$11,629
7/31/24	$11,437	$11,074	$11,683
8/31/24	$11,498	$11,233	$11,737
9/30/24	$11,540	$11,383	$11,788
10/31/24	$11,584	$11,101	$11,839
11/30/24	$11,628	$11,218	$11,886
12/31/24	$11,673	$11,035	$11,933
1/31/25	$11,716	$11,093	$11,979
2/28/25	$11,755	$11,337	$12,020
3/31/25	$11,795	$11,342	$12,064
4/30/25	$11,836	$11,386	$12,108
5/31/25	$11,890	$11,305	$12,153
6/30/25	$11,929	$11,478	$12,196
7/31/25	$11,983	$11,448	$12,242
8/31/25	$12,025	$11,585	$12,287
9/30/25	$12,064	$11,711	$12,331
10/31/25	$12,118	$11,785	$12,375
11/30/25	$12,153	$11,858	$12,416
12/31/25	$12,204	$11,840	$12,457
1/31/26	$12,249	$11,853	$12,498
2/28/26	$12,281	$12,047	$12,534
3/31/26	$12,315	$11,835	$12,573

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.41%	3.20%	2.34%
Class A (including sales charge)	4.41%	3.20%	2.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAIAX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2026

PIMS6042TSRAR_033126

Administrative Class: PAIQX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$63	0.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,001,886	$1,003,838	$1,000,236
5/31/16	$1,003,712	$1,004,096	$1,000,448
6/30/16	$1,003,591	$1,022,137	$1,000,648
7/31/16	$1,004,460	$1,028,599	$1,000,870
8/31/16	$1,006,362	$1,027,423	$1,001,109
9/30/16	$1,007,441	$1,026,821	$1,001,348
10/31/16	$1,010,289	$1,018,967	$1,001,600
11/30/16	$1,011,224	$994,865	$1,001,858
12/31/16	$1,012,511	$996,268	$1,002,169
1/31/17	$1,014,587	$998,223	$1,002,542
2/28/17	$1,015,587	$1,004,932	$1,002,934
3/31/17	$1,016,629	$1,004,405	$1,003,383
4/30/17	$1,017,636	$1,012,156	$1,003,893
5/31/17	$1,018,690	$1,019,947	$1,004,501
6/30/17	$1,020,830	$1,018,920	$1,005,212
7/31/17	$1,021,840	$1,023,305	$1,006,022
8/31/17	$1,022,921	$1,032,484	$1,006,911
9/30/17	$1,025,097	$1,027,566	$1,007,779
10/31/17	$1,027,242	$1,028,161	$1,008,689
11/30/17	$1,028,415	$1,026,841	$1,009,590
12/31/17	$1,029,204	$1,031,554	$1,010,600
1/31/18	$1,031,445	$1,019,674	$1,011,712
2/28/18	$1,032,759	$1,010,008	$1,012,801
3/31/18	$1,033,128	$1,016,485	$1,014,122
4/30/18	$1,035,762	$1,008,925	$1,015,490
5/31/18	$1,036,376	$1,016,126	$1,017,006
6/30/18	$1,038,200	$1,014,876	$1,018,545
7/31/18	$1,040,920	$1,015,117	$1,020,197
8/31/18	$1,042,989	$1,021,649	$1,021,917
9/30/18	$1,045,730	$1,015,070	$1,023,638
10/31/18	$1,046,562	$1,007,049	$1,025,501
11/30/18	$1,046,588	$1,013,060	$1,027,392
12/31/18	$1,046,595	$1,031,671	$1,029,427
1/31/19	$1,049,696	$1,042,627	$1,031,517
2/28/19	$1,052,915	$1,042,023	$1,033,428
3/31/19	$1,054,206	$1,062,032	$1,035,570
4/30/19	$1,056,473	$1,062,304	$1,037,655
5/31/19	$1,057,796	$1,081,161	$1,039,823
6/30/19	$1,059,829	$1,094,739	$1,041,922
7/31/19	$1,063,052	$1,097,147	$1,044,004
8/31/19	$1,065,276	$1,125,576	$1,045,988
9/30/19	$1,067,097	$1,119,581	$1,047,783
10/31/19	$1,068,995	$1,122,953	$1,049,557
11/30/19	$1,070,780	$1,122,381	$1,051,120
12/31/19	$1,071,430	$1,121,599	$1,052,617
1/31/20	$1,075,178	$1,143,184	$1,054,034
2/29/20	$1,076,646	$1,163,759	$1,055,366
3/31/20	$1,049,968	$1,156,911	$1,056,698
4/30/20	$1,063,991	$1,177,476	$1,057,565
5/31/20	$1,070,419	$1,182,959	$1,058,021
6/30/20	$1,076,581	$1,190,410	$1,058,126
7/31/20	$1,078,239	$1,208,191	$1,058,246
8/31/20	$1,079,654	$1,198,439	$1,058,364
9/30/20	$1,079,974	$1,197,782	$1,058,466
10/31/20	$1,080,222	$1,192,434	$1,058,557
11/30/20	$1,080,375	$1,204,134	$1,058,644
12/31/20	$1,081,603	$1,205,794	$1,058,726
1/31/21	$1,081,697	$1,197,148	$1,058,803
2/28/21	$1,081,797	$1,179,861	$1,058,863
3/31/21	$1,080,798	$1,165,128	$1,058,917
4/30/21	$1,080,946	$1,174,333	$1,058,953
5/31/21	$1,081,066	$1,178,169	$1,058,978
6/30/21	$1,081,178	$1,186,447	$1,058,993
7/31/21	$1,080,175	$1,199,713	$1,059,017
8/31/21	$1,080,250	$1,197,429	$1,059,050
9/30/21	$1,080,399	$1,187,061	$1,059,090
10/31/21	$1,079,504	$1,186,734	$1,059,128
11/30/21	$1,078,648	$1,190,245	$1,059,168
12/31/21	$1,077,875	$1,187,200	$1,059,213
1/31/22	$1,077,039	$1,161,622	$1,059,262
2/28/22	$1,074,142	$1,148,663	$1,059,342
3/31/22	$1,070,231	$1,116,751	$1,059,510
4/30/22	$1,067,614	$1,074,373	$1,059,810
5/31/22	$1,068,411	$1,081,300	$1,060,322
6/30/22	$1,064,105	$1,064,336	$1,061,038
7/31/22	$1,065,559	$1,090,343	$1,062,138
8/31/22	$1,069,259	$1,059,533	$1,063,718
9/30/22	$1,071,174	$1,013,755	$1,065,801
10/31/22	$1,071,033	$1,000,624	$1,068,441
11/30/22	$1,074,625	$1,037,423	$1,071,503
12/31/22	$1,081,151	$1,032,743	$1,075,120
1/31/23	$1,085,238	$1,064,515	$1,079,088
2/28/23	$1,090,776	$1,036,991	$1,082,852
3/31/23	$1,091,485	$1,063,333	$1,087,181
4/30/23	$1,096,269	$1,069,778	$1,091,508
5/31/23	$1,101,577	$1,058,130	$1,096,127
6/30/23	$1,107,286	$1,054,356	$1,100,795
7/31/23	$1,113,720	$1,053,621	$1,105,810
8/31/23	$1,118,339	$1,046,891	$1,110,952
9/30/23	$1,124,231	$1,020,288	$1,115,968
10/31/23	$1,128,891	$1,004,186	$1,121,225
11/30/23	$1,133,638	$1,049,662	$1,126,351
12/31/23	$1,139,016	$1,089,842	$1,131,651
1/31/24	$1,145,997	$1,086,849	$1,136,937
2/29/24	$1,150,640	$1,071,494	$1,141,875
3/31/24	$1,156,637	$1,081,388	$1,147,166
4/30/24	$1,162,634	$1,054,074	$1,152,316
5/31/24	$1,167,917	$1,071,944	$1,157,671
6/30/24	$1,172,480	$1,082,092	$1,162,881
7/31/24	$1,177,461	$1,107,367	$1,168,289
8/31/24	$1,183,834	$1,123,279	$1,173,677
9/30/24	$1,188,234	$1,138,319	$1,178,821
10/31/24	$1,192,917	$1,110,090	$1,183,909
11/30/24	$1,197,553	$1,121,827	$1,188,615
12/31/24	$1,202,239	$1,103,468	$1,193,288
1/31/25	$1,206,809	$1,109,322	$1,197,880
2/28/25	$1,210,932	$1,133,729	$1,201,961
3/31/25	$1,215,142	$1,134,155	$1,206,431
4/30/25	$1,219,423	$1,138,613	$1,210,763
5/31/25	$1,225,123	$1,130,460	$1,215,253
6/30/25	$1,229,249	$1,147,843	$1,219,629
7/31/25	$1,234,882	$1,144,815	$1,224,166
8/31/25	$1,239,312	$1,158,507	$1,228,739
9/30/25	$1,243,438	$1,171,145	$1,233,109
10/31/25	$1,249,133	$1,178,462	$1,237,519
11/30/25	$1,252,874	$1,185,785	$1,241,620
12/31/25	$1,258,174	$1,184,031	$1,245,747
1/31/26	$1,262,911	$1,185,295	$1,249,776
2/28/26	$1,266,303	$1,204,706	$1,253,375
3/31/26	$1,269,955	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.51%	3.28%	2.42%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PAIQX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2026

PIMS2067TSRAR_033126

Institutional Class: PAIDX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.37%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,099	$1,003,838	$1,000,236
5/31/16	$1,004,132	$1,004,096	$1,000,448
6/30/16	$1,004,219	$1,022,137	$1,000,648
7/31/16	$1,005,303	$1,028,599	$1,000,870
8/31/16	$1,007,420	$1,027,423	$1,001,109
9/30/16	$1,008,722	$1,026,821	$1,001,348
10/31/16	$1,011,777	$1,018,967	$1,001,600
11/30/16	$1,012,921	$994,865	$1,001,858
12/31/16	$1,014,439	$996,268	$1,002,169
1/31/17	$1,016,672	$998,223	$1,002,542
2/28/17	$1,017,853	$1,004,932	$1,002,934
3/31/17	$1,019,137	$1,004,405	$1,003,383
4/30/17	$1,020,368	$1,012,156	$1,003,893
5/31/17	$1,021,670	$1,019,947	$1,004,501
6/30/17	$1,024,064	$1,018,920	$1,005,212
7/31/17	$1,025,326	$1,023,305	$1,006,022
8/31/17	$1,026,703	$1,032,484	$1,006,911
9/30/17	$1,029,132	$1,027,566	$1,007,779
10/31/17	$1,031,497	$1,028,161	$1,008,689
11/30/17	$1,032,903	$1,026,841	$1,009,590
12/31/17	$1,033,916	$1,031,554	$1,010,600
1/31/18	$1,036,387	$1,019,674	$1,011,712
2/28/18	$1,037,913	$1,010,008	$1,012,801
3/31/18	$1,038,657	$1,016,485	$1,014,122
4/30/18	$1,041,481	$1,008,925	$1,015,490
5/31/18	$1,042,390	$1,016,126	$1,017,006
6/30/18	$1,044,499	$1,014,876	$1,018,545
7/31/18	$1,047,517	$1,015,117	$1,020,197
8/31/18	$1,049,818	$1,021,649	$1,021,917
9/30/18	$1,052,775	$1,015,070	$1,023,638
10/31/18	$1,053,896	$1,007,049	$1,025,501
11/30/18	$1,054,154	$1,013,060	$1,027,392
12/31/18	$1,054,381	$1,031,671	$1,029,427
1/31/19	$1,057,798	$1,042,627	$1,031,517
2/28/19	$1,061,266	$1,042,023	$1,033,428
3/31/19	$1,062,794	$1,062,032	$1,035,570
4/30/19	$1,065,295	$1,062,304	$1,037,655
5/31/19	$1,066,887	$1,081,161	$1,039,823
6/30/19	$1,069,144	$1,094,739	$1,041,922
7/31/19	$1,072,633	$1,097,147	$1,044,004
8/31/19	$1,075,114	$1,125,576	$1,045,988
9/30/19	$1,077,181	$1,119,581	$1,047,783
10/31/19	$1,079,327	$1,122,953	$1,049,557
11/30/19	$1,081,362	$1,122,381	$1,051,120
12/31/19	$1,082,250	$1,121,599	$1,052,617
1/31/20	$1,086,321	$1,143,184	$1,054,034
2/29/20	$1,087,981	$1,163,759	$1,055,366
3/31/20	$1,061,247	$1,156,911	$1,056,698
4/30/20	$1,075,642	$1,177,476	$1,057,565
5/31/20	$1,082,369	$1,182,959	$1,058,021
6/30/20	$1,088,824	$1,190,410	$1,058,126
7/31/20	$1,090,747	$1,208,191	$1,058,246
8/31/20	$1,092,397	$1,198,439	$1,058,364
9/30/20	$1,092,930	$1,197,782	$1,058,466
10/31/20	$1,093,424	$1,192,434	$1,058,557
11/30/20	$1,093,801	$1,204,134	$1,058,644
12/31/20	$1,095,306	$1,205,794	$1,058,726
1/31/21	$1,095,617	$1,197,148	$1,058,803
2/28/21	$1,095,935	$1,179,861	$1,058,863
3/31/21	$1,095,162	$1,165,128	$1,058,917
4/30/21	$1,095,554	$1,174,333	$1,058,953
5/31/21	$1,095,895	$1,178,169	$1,058,978
6/30/21	$1,096,238	$1,186,447	$1,058,993
7/31/21	$1,095,461	$1,199,713	$1,059,017
8/31/21	$1,095,763	$1,197,429	$1,059,050
9/30/21	$1,096,141	$1,187,061	$1,059,090
10/31/21	$1,095,467	$1,186,734	$1,059,128
11/30/21	$1,094,826	$1,190,245	$1,059,168
12/31/21	$1,094,290	$1,187,200	$1,059,213
1/31/22	$1,093,661	$1,161,622	$1,059,262
2/28/22	$1,090,931	$1,148,663	$1,059,342
3/31/22	$1,087,191	$1,116,751	$1,059,510
4/30/22	$1,084,766	$1,074,373	$1,059,810
5/31/22	$1,085,806	$1,081,300	$1,060,322
6/30/22	$1,081,655	$1,064,336	$1,061,038
7/31/22	$1,083,377	$1,090,343	$1,062,138
8/31/22	$1,087,389	$1,059,533	$1,063,718
9/30/22	$1,089,591	$1,013,755	$1,065,801
10/31/22	$1,089,679	$1,000,624	$1,068,441
11/30/22	$1,093,576	$1,037,423	$1,071,503
12/31/22	$1,100,523	$1,032,743	$1,075,120
1/31/23	$1,104,932	$1,064,515	$1,079,088
2/28/23	$1,110,812	$1,036,991	$1,082,852
3/31/23	$1,111,841	$1,063,333	$1,087,181
4/30/23	$1,116,964	$1,069,778	$1,091,508
5/31/23	$1,122,653	$1,058,130	$1,096,127
6/30/23	$1,128,755	$1,054,356	$1,100,795
7/31/23	$1,135,575	$1,053,621	$1,105,810
8/31/23	$1,140,572	$1,046,891	$1,110,952
9/30/23	$1,146,861	$1,020,288	$1,115,968
10/31/23	$1,151,904	$1,004,186	$1,121,225
11/30/23	$1,157,034	$1,049,662	$1,126,351
12/31/23	$1,162,825	$1,089,842	$1,131,651
1/31/24	$1,170,239	$1,086,849	$1,136,937
2/29/24	$1,175,257	$1,071,494	$1,141,875
3/31/24	$1,181,674	$1,081,388	$1,147,166
4/30/24	$1,188,062	$1,054,074	$1,152,316
5/31/24	$1,193,729	$1,071,944	$1,157,671
6/30/24	$1,198,622	$1,082,092	$1,162,881
7/31/24	$1,203,968	$1,107,367	$1,168,289
8/31/24	$1,210,754	$1,123,279	$1,173,677
9/30/24	$1,215,485	$1,138,319	$1,178,821
10/31/24	$1,220,526	$1,110,090	$1,183,909
11/30/24	$1,225,527	$1,121,827	$1,188,615
12/31/24	$1,230,584	$1,103,468	$1,193,288
1/31/25	$1,235,530	$1,109,322	$1,197,880
2/28/25	$1,239,988	$1,133,729	$1,201,961
3/31/25	$1,244,544	$1,134,155	$1,206,431
4/30/25	$1,249,183	$1,138,613	$1,210,763
5/31/25	$1,255,296	$1,130,460	$1,215,253
6/30/25	$1,259,771	$1,147,843	$1,219,629
7/31/25	$1,265,811	$1,144,815	$1,224,166
8/31/25	$1,270,631	$1,158,507	$1,228,739
9/30/25	$1,275,114	$1,171,145	$1,233,109
10/31/25	$1,281,242	$1,178,462	$1,237,519
11/30/25	$1,285,326	$1,185,785	$1,241,620
12/31/25	$1,291,055	$1,184,031	$1,245,747
1/31/26	$1,296,188	$1,185,295	$1,249,776
2/28/26	$1,299,918	$1,204,706	$1,253,375
3/31/26	$1,303,932	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.77%	3.55%	2.69%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAIDX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2026

PIMS2066TSRAR_033126

I-2: PAIPX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$48	0.47%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,014	$1,003,838	$1,000,236
5/31/16	$1,003,964	$1,004,096	$1,000,448
6/30/16	$1,003,969	$1,022,137	$1,000,648
7/31/16	$1,004,966	$1,028,599	$1,000,870
8/31/16	$1,006,998	$1,027,423	$1,001,109
9/30/16	$1,008,210	$1,026,821	$1,001,348
10/31/16	$1,011,180	$1,018,967	$1,001,600
11/30/16	$1,012,238	$994,865	$1,001,858
12/31/16	$1,013,665	$996,268	$1,002,169
1/31/17	$1,015,816	$998,223	$1,002,542
2/28/17	$1,016,916	$1,004,932	$1,002,934
3/31/17	$1,018,108	$1,004,405	$1,003,383
4/30/17	$1,019,261	$1,012,156	$1,003,893
5/31/17	$1,020,475	$1,019,947	$1,004,501
6/30/17	$1,022,777	$1,018,920	$1,005,212
7/31/17	$1,023,956	$1,023,305	$1,006,022
8/31/17	$1,025,244	$1,032,484	$1,006,911
9/30/17	$1,027,581	$1,027,566	$1,007,779
10/31/17	$1,029,859	$1,028,161	$1,008,689
11/30/17	$1,031,178	$1,026,841	$1,009,590
12/31/17	$1,032,099	$1,031,554	$1,010,600
1/31/18	$1,034,480	$1,019,674	$1,011,712
2/28/18	$1,035,923	$1,010,008	$1,012,801
3/31/18	$1,036,575	$1,016,485	$1,014,122
4/30/18	$1,039,311	$1,008,925	$1,015,490
5/31/18	$1,040,130	$1,016,126	$1,017,006
6/30/18	$1,042,146	$1,014,876	$1,018,545
7/31/18	$1,045,072	$1,015,117	$1,020,197
8/31/18	$1,047,270	$1,021,649	$1,021,917
9/30/18	$1,050,142	$1,015,070	$1,023,638
10/31/18	$1,051,172	$1,007,049	$1,025,501
11/30/18	$1,051,337	$1,013,060	$1,027,392
12/31/18	$1,051,477	$1,031,671	$1,029,427
1/31/19	$1,054,798	$1,042,627	$1,031,517
2/28/19	$1,058,175	$1,042,023	$1,033,428
3/31/19	$1,059,610	$1,062,032	$1,035,570
4/30/19	$1,062,016	$1,062,304	$1,037,655
5/31/19	$1,063,514	$1,081,161	$1,039,823
6/30/19	$1,065,683	$1,094,739	$1,041,922
7/31/19	$1,069,068	$1,097,147	$1,044,004
8/31/19	$1,071,444	$1,125,576	$1,045,988
9/30/19	$1,073,422	$1,119,581	$1,047,783
10/31/19	$1,075,469	$1,122,953	$1,049,557
11/30/19	$1,077,406	$1,122,381	$1,051,120
12/31/19	$1,078,199	$1,121,599	$1,052,617
1/31/20	$1,082,162	$1,143,184	$1,054,034
2/29/20	$1,083,732	$1,163,759	$1,055,366
3/31/20	$1,057,020	$1,156,911	$1,056,698
4/30/20	$1,071,270	$1,177,476	$1,057,565
5/31/20	$1,077,879	$1,182,959	$1,058,021
6/30/20	$1,084,218	$1,190,410	$1,058,126
7/31/20	$1,086,033	$1,208,191	$1,058,246
8/31/20	$1,087,590	$1,198,439	$1,058,364
9/30/20	$1,088,030	$1,197,782	$1,058,466
10/31/20	$1,088,427	$1,192,434	$1,058,557
11/30/20	$1,088,715	$1,204,134	$1,058,644
12/31/20	$1,090,112	$1,205,794	$1,058,726
1/31/21	$1,090,338	$1,197,148	$1,058,803
2/28/21	$1,090,570	$1,179,861	$1,058,863
3/31/21	$1,089,708	$1,165,128	$1,058,917
4/30/21	$1,090,002	$1,174,333	$1,058,953
5/31/21	$1,090,255	$1,178,169	$1,058,978
6/30/21	$1,090,506	$1,186,447	$1,058,993
7/31/21	$1,089,637	$1,199,713	$1,059,017
8/31/21	$1,089,848	$1,197,429	$1,059,050
9/30/21	$1,090,134	$1,187,061	$1,059,090
10/31/21	$1,089,372	$1,186,734	$1,059,128
11/30/21	$1,088,645	$1,190,245	$1,059,168
12/31/21	$1,088,015	$1,187,200	$1,059,213
1/31/22	$1,087,300	$1,161,622	$1,059,262
2/28/22	$1,084,504	$1,148,663	$1,059,342
3/31/22	$1,080,695	$1,116,751	$1,059,510
4/30/22	$1,078,193	$1,074,373	$1,059,810
5/31/22	$1,079,137	$1,081,300	$1,060,322
6/30/22	$1,074,922	$1,064,336	$1,061,038
7/31/22	$1,076,542	$1,090,343	$1,062,138
8/31/22	$1,080,439	$1,059,533	$1,063,718
9/30/22	$1,082,533	$1,013,755	$1,065,801
10/31/22	$1,082,534	$1,000,624	$1,068,441
11/30/22	$1,086,318	$1,037,423	$1,071,503
12/31/22	$1,093,120	$1,032,743	$1,075,120
1/31/23	$1,097,411	$1,064,515	$1,079,088
2/28/23	$1,103,164	$1,036,991	$1,082,852
3/31/23	$1,104,086	$1,063,333	$1,087,181
4/30/23	$1,109,089	$1,069,778	$1,091,508
5/31/23	$1,114,643	$1,058,130	$1,096,127
6/30/23	$1,120,603	$1,054,356	$1,100,795
7/31/23	$1,127,287	$1,053,621	$1,105,810
8/31/23	$1,132,151	$1,046,891	$1,110,952
9/30/23	$1,138,299	$1,020,288	$1,115,968
10/31/23	$1,143,212	$1,004,186	$1,121,225
11/30/23	$1,148,208	$1,049,662	$1,126,351
12/31/23	$1,153,855	$1,089,842	$1,131,651
1/31/24	$1,161,117	$1,086,849	$1,136,937
2/29/24	$1,166,003	$1,071,494	$1,141,875
3/31/24	$1,172,271	$1,081,388	$1,147,166
4/30/24	$1,178,511	$1,054,074	$1,152,316
5/31/24	$1,184,025	$1,071,944	$1,157,671
6/30/24	$1,188,787	$1,082,092	$1,162,881
7/31/24	$1,193,988	$1,107,367	$1,168,289
8/31/24	$1,200,610	$1,123,279	$1,173,677
9/30/24	$1,205,210	$1,138,319	$1,178,821
10/31/24	$1,210,114	$1,110,090	$1,183,909
11/30/24	$1,214,971	$1,121,827	$1,188,615
12/31/24	$1,219,882	$1,103,468	$1,193,288
1/31/25	$1,224,679	$1,109,322	$1,197,880
2/28/25	$1,229,004	$1,133,729	$1,201,961
3/31/25	$1,233,427	$1,134,155	$1,206,431
4/30/25	$1,237,922	$1,138,613	$1,210,763
5/31/25	$1,243,867	$1,130,460	$1,215,253
6/30/25	$1,248,205	$1,147,843	$1,219,629
7/31/25	$1,254,084	$1,144,815	$1,224,166
8/31/25	$1,258,748	$1,158,507	$1,228,739
9/30/25	$1,263,088	$1,171,145	$1,233,109
10/31/25	$1,269,044	$1,178,462	$1,237,519
11/30/25	$1,272,989	$1,185,785	$1,241,620
12/31/25	$1,278,551	$1,184,031	$1,245,747
1/31/26	$1,283,526	$1,185,295	$1,249,776
2/28/26	$1,287,121	$1,204,706	$1,253,375
3/31/26	$1,290,991	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.67%	3.45%	2.59%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PAIPX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2026

PIMS2070TSRAR_033126

Class M: PAMSX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$38	0.37%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class M shares (12/21/2015), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class M shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Class M	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,071	$1,003,838	$1,000,236
5/31/16	$1,004,125	$1,004,096	$1,000,448
6/30/16	$1,004,228	$1,022,137	$1,000,648
7/31/16	$1,005,308	$1,028,599	$1,000,870
8/31/16	$1,007,431	$1,027,423	$1,001,109
9/30/16	$1,008,764	$1,026,821	$1,001,348
10/31/16	$1,011,809	$1,018,967	$1,001,600
11/30/16	$1,012,940	$994,865	$1,001,858
12/31/16	$1,014,456	$996,268	$1,002,169
1/31/17	$1,016,688	$998,223	$1,002,542
2/28/17	$1,017,850	$1,004,932	$1,002,934
3/31/17	$1,019,139	$1,004,405	$1,003,383
4/30/17	$1,020,355	$1,012,156	$1,003,893
5/31/17	$1,021,672	$1,019,947	$1,004,501
6/30/17	$1,024,075	$1,018,920	$1,005,212
7/31/17	$1,025,347	$1,023,305	$1,006,022
8/31/17	$1,026,742	$1,032,484	$1,006,911
9/30/17	$1,029,168	$1,027,566	$1,007,779
10/31/17	$1,031,529	$1,028,161	$1,008,689
11/30/17	$1,032,935	$1,026,841	$1,009,590
12/31/17	$1,033,955	$1,031,554	$1,010,600
1/31/18	$1,036,433	$1,019,674	$1,011,712
2/28/18	$1,037,965	$1,010,008	$1,012,801
3/31/18	$1,038,806	$1,016,485	$1,014,122
4/30/18	$1,041,631	$1,008,925	$1,015,490
5/31/18	$1,042,534	$1,016,126	$1,017,006
6/30/18	$1,044,643	$1,014,876	$1,018,545
7/31/18	$1,047,661	$1,015,117	$1,020,197
8/31/18	$1,049,963	$1,021,649	$1,021,917
9/30/18	$1,052,919	$1,015,070	$1,023,638
10/31/18	$1,054,041	$1,007,049	$1,025,501
11/30/18	$1,054,298	$1,013,060	$1,027,392
12/31/18	$1,054,525	$1,031,671	$1,029,427
1/31/19	$1,057,943	$1,042,627	$1,031,517
2/28/19	$1,061,411	$1,042,023	$1,033,428
3/31/19	$1,062,941	$1,062,032	$1,035,570
4/30/19	$1,065,441	$1,062,304	$1,037,655
5/31/19	$1,067,034	$1,081,161	$1,039,823
6/30/19	$1,069,291	$1,094,739	$1,041,922
7/31/19	$1,072,781	$1,097,147	$1,044,004
8/31/19	$1,075,262	$1,125,576	$1,045,988
9/30/19	$1,077,330	$1,119,581	$1,047,783
10/31/19	$1,079,476	$1,122,953	$1,049,557
11/30/19	$1,081,512	$1,122,381	$1,051,120
12/31/19	$1,082,399	$1,121,599	$1,052,617
1/31/20	$1,086,472	$1,143,184	$1,054,034
2/29/20	$1,088,131	$1,163,759	$1,055,366
3/31/20	$1,061,399	$1,156,911	$1,056,698
4/30/20	$1,075,795	$1,177,476	$1,057,565
5/31/20	$1,082,524	$1,182,959	$1,058,021
6/30/20	$1,088,979	$1,190,410	$1,058,126
7/31/20	$1,090,901	$1,208,191	$1,058,246
8/31/20	$1,092,551	$1,198,439	$1,058,364
9/30/20	$1,093,084	$1,197,782	$1,058,466
10/31/20	$1,093,578	$1,192,434	$1,058,557
11/30/20	$1,093,955	$1,204,134	$1,058,644
12/31/20	$1,095,461	$1,205,794	$1,058,726
1/31/21	$1,095,772	$1,197,148	$1,058,803
2/28/21	$1,096,089	$1,179,861	$1,058,863
3/31/21	$1,095,316	$1,165,128	$1,058,917
4/30/21	$1,095,709	$1,174,333	$1,058,953
5/31/21	$1,096,050	$1,178,169	$1,058,978
6/30/21	$1,096,393	$1,186,447	$1,058,993
7/31/21	$1,095,616	$1,199,713	$1,059,017
8/31/21	$1,095,918	$1,197,429	$1,059,050
9/30/21	$1,096,296	$1,187,061	$1,059,090
10/31/21	$1,095,624	$1,186,734	$1,059,128
11/30/21	$1,094,983	$1,190,245	$1,059,168
12/31/21	$1,094,448	$1,187,200	$1,059,213
1/31/22	$1,093,818	$1,161,622	$1,059,262
2/28/22	$1,091,087	$1,148,663	$1,059,342
3/31/22	$1,087,347	$1,116,751	$1,059,510
4/30/22	$1,084,922	$1,074,373	$1,059,810
5/31/22	$1,085,962	$1,081,300	$1,060,322
6/30/22	$1,081,810	$1,064,336	$1,061,038
7/31/22	$1,083,532	$1,090,343	$1,062,138
8/31/22	$1,087,546	$1,059,533	$1,063,718
9/30/22	$1,089,749	$1,013,755	$1,065,801
10/31/22	$1,089,837	$1,000,624	$1,068,441
11/30/22	$1,093,736	$1,037,423	$1,071,503
12/31/22	$1,100,684	$1,032,743	$1,075,120
1/31/23	$1,104,971	$1,064,515	$1,079,088
2/28/23	$1,107,869	$1,036,991	$1,082,852
3/31/23	$1,108,910	$1,063,333	$1,087,181
4/30/23	$1,114,015	$1,069,778	$1,091,508
5/31/23	$1,119,678	$1,058,130	$1,096,127
6/30/23	$1,125,743	$1,054,356	$1,100,795
7/31/23	$1,132,536	$1,053,621	$1,105,810
8/31/23	$1,137,511	$1,046,891	$1,110,952
9/30/23	$1,143,784	$1,020,288	$1,115,968
10/31/23	$1,148,806	$1,004,186	$1,121,225
11/30/23	$1,153,915	$1,049,662	$1,126,351
12/31/23	$1,159,679	$1,089,842	$1,131,651
1/31/24	$1,167,058	$1,086,849	$1,136,937
2/29/24	$1,172,060	$1,071,494	$1,141,875
3/31/24	$1,178,456	$1,081,388	$1,147,166
4/30/24	$1,184,824	$1,054,074	$1,152,316
5/31/24	$1,190,481	$1,071,944	$1,157,671
6/30/24	$1,195,361	$1,082,092	$1,162,881
7/31/24	$1,200,682	$1,107,367	$1,168,289
8/31/24	$1,207,455	$1,123,279	$1,173,677
9/30/24	$1,212,177	$1,138,319	$1,178,821
10/31/24	$1,217,222	$1,110,090	$1,183,909
11/30/24	$1,222,220	$1,121,827	$1,188,615
12/31/24	$1,227,273	$1,103,468	$1,193,288
1/31/25	$1,232,219	$1,109,322	$1,197,880
2/28/25	$1,236,682	$1,133,729	$1,201,961
3/31/25	$1,241,245	$1,134,155	$1,206,431
4/30/25	$1,245,898	$1,138,613	$1,210,763
5/31/25	$1,252,009	$1,130,460	$1,215,253
6/30/25	$1,256,491	$1,147,843	$1,219,629
7/31/25	$1,262,535	$1,144,815	$1,224,166
8/31/25	$1,267,360	$1,158,507	$1,228,739
9/30/25	$1,271,853	$1,171,145	$1,233,109
10/31/25	$1,278,000	$1,178,462	$1,237,519
11/30/25	$1,282,102	$1,185,785	$1,241,620
12/31/25	$1,287,842	$1,184,031	$1,245,747
1/31/26	$1,292,993	$1,185,295	$1,249,776
2/28/26	$1,296,752	$1,204,706	$1,253,375
3/31/26	$1,300,791	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class M	4.80%	3.50%	2.66%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class M: PAMSX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2026

PIMS2163TSRAR_033126

I-3: PANDX

PIMCO Short Asset Investment Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$53	0.52%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to U.S. duration was offset by carry contributions which contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as interest rates fell.

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,001,960	$1,003,838	$1,000,236
5/31/16	$1,003,848	$1,004,096	$1,000,448
6/30/16	$1,003,795	$1,022,137	$1,000,648
7/31/16	$1,004,734	$1,028,599	$1,000,870
8/31/16	$1,006,705	$1,027,423	$1,001,109
9/30/16	$1,007,866	$1,026,821	$1,001,348
10/31/16	$1,010,773	$1,018,967	$1,001,600
11/30/16	$1,011,775	$994,865	$1,001,858
12/31/16	$1,013,145	$996,268	$1,002,169
1/31/17	$1,015,230	$998,223	$1,002,542
2/28/17	$1,016,276	$1,004,932	$1,002,934
3/31/17	$1,017,411	$1,004,405	$1,003,383
4/30/17	$1,018,499	$1,012,156	$1,003,893
5/31/17	$1,019,651	$1,019,947	$1,004,501
6/30/17	$1,021,897	$1,018,920	$1,005,212
7/31/17	$1,023,009	$1,023,305	$1,006,022
8/31/17	$1,024,236	$1,032,484	$1,006,911
9/30/17	$1,026,516	$1,027,566	$1,007,779
10/31/17	$1,028,726	$1,028,161	$1,008,689
11/30/17	$1,029,984	$1,026,841	$1,009,590
12/31/17	$1,030,847	$1,031,554	$1,010,600
1/31/18	$1,033,161	$1,019,674	$1,011,712
2/28/18	$1,034,548	$1,010,008	$1,012,801
3/31/18	$1,035,140	$1,016,485	$1,014,122
4/30/18	$1,037,822	$1,008,925	$1,015,490
5/31/18	$1,038,606	$1,016,126	$1,017,006
6/30/18	$1,040,580	$1,014,876	$1,018,545
7/31/18	$1,043,467	$1,015,117	$1,020,197
8/31/18	$1,045,615	$1,021,649	$1,021,917
9/30/18	$1,048,449	$1,015,070	$1,023,638
10/31/18	$1,049,434	$1,007,049	$1,025,501
11/30/18	$1,049,550	$1,013,060	$1,027,392
12/31/18	$1,049,648	$1,031,671	$1,029,427
1/31/19	$1,052,922	$1,042,627	$1,031,517
2/28/19	$1,056,264	$1,042,023	$1,033,428
3/31/19	$1,057,653	$1,062,032	$1,035,570
4/30/19	$1,060,012	$1,062,304	$1,037,655
5/31/19	$1,061,411	$1,081,161	$1,039,823
6/30/19	$1,063,537	$1,094,739	$1,041,922
7/31/19	$1,066,880	$1,097,147	$1,044,004
8/31/19	$1,069,207	$1,125,576	$1,045,988
9/30/19	$1,071,143	$1,119,581	$1,047,783
10/31/19	$1,073,143	$1,122,953	$1,049,557
11/30/19	$1,075,036	$1,122,381	$1,051,120
12/31/19	$1,075,782	$1,121,599	$1,052,617
1/31/20	$1,079,690	$1,143,184	$1,054,034
2/29/20	$1,081,225	$1,163,759	$1,055,366
3/31/20	$1,054,513	$1,156,911	$1,056,698
4/30/20	$1,068,693	$1,177,476	$1,057,565
5/31/20	$1,075,247	$1,182,959	$1,058,021
6/30/20	$1,081,527	$1,190,410	$1,058,126
7/31/20	$1,083,299	$1,208,191	$1,058,246
8/31/20	$1,084,808	$1,198,439	$1,058,364
9/30/20	$1,085,210	$1,197,782	$1,058,466
10/31/20	$1,085,544	$1,192,434	$1,058,557
11/30/20	$1,085,786	$1,204,134	$1,058,644
12/31/20	$1,087,128	$1,205,794	$1,058,726
1/31/21	$1,087,311	$1,197,148	$1,058,803
2/28/21	$1,087,499	$1,179,861	$1,058,863
3/31/21	$1,086,594	$1,165,128	$1,058,917
4/30/21	$1,086,839	$1,174,333	$1,058,953
5/31/21	$1,087,045	$1,178,169	$1,058,978
6/30/21	$1,087,250	$1,186,447	$1,058,993
7/31/21	$1,086,336	$1,199,713	$1,059,017
8/31/21	$1,086,500	$1,197,429	$1,059,050
9/30/21	$1,086,741	$1,187,061	$1,059,090
10/31/21	$1,085,936	$1,186,734	$1,059,128
11/30/21	$1,085,176	$1,190,245	$1,059,168
12/31/21	$1,084,499	$1,187,200	$1,059,213
1/31/22	$1,083,746	$1,161,622	$1,059,262
2/28/22	$1,080,920	$1,148,663	$1,059,342
3/31/22	$1,077,077	$1,116,751	$1,059,510
4/30/22	$1,074,538	$1,074,373	$1,059,810
5/31/22	$1,075,438	$1,081,300	$1,060,322
6/30/22	$1,071,182	$1,064,336	$1,061,038
7/31/22	$1,072,738	$1,090,343	$1,062,138
8/31/22	$1,076,580	$1,059,533	$1,063,718
9/30/22	$1,078,623	$1,013,755	$1,065,801
10/31/22	$1,078,581	$1,000,624	$1,068,441
11/30/22	$1,082,292	$1,037,423	$1,071,503
12/31/22	$1,089,037	$1,032,743	$1,075,120
1/31/23	$1,093,249	$1,064,515	$1,079,088
2/28/23	$1,098,955	$1,036,991	$1,082,852
3/31/23	$1,099,833	$1,063,333	$1,087,181
4/30/23	$1,104,765	$1,069,778	$1,091,508
5/31/23	$1,110,262	$1,058,130	$1,096,127
6/30/23	$1,116,164	$1,054,356	$1,100,795
7/31/23	$1,122,789	$1,053,621	$1,105,810
8/31/23	$1,127,598	$1,046,891	$1,110,952
9/30/23	$1,133,687	$1,020,288	$1,115,968
10/31/23	$1,138,544	$1,004,186	$1,121,225
11/30/23	$1,143,483	$1,049,662	$1,126,351
12/31/23	$1,149,067	$1,089,842	$1,131,651
1/31/24	$1,156,263	$1,086,849	$1,136,937
2/29/24	$1,161,091	$1,071,494	$1,141,875
3/31/24	$1,167,294	$1,081,388	$1,147,166
4/30/24	$1,173,471	$1,054,074	$1,152,316
5/31/24	$1,178,920	$1,071,944	$1,157,671
6/30/24	$1,183,626	$1,082,092	$1,162,881
7/31/24	$1,188,764	$1,107,367	$1,168,289
8/31/24	$1,195,318	$1,123,279	$1,173,677
9/30/24	$1,199,865	$1,138,319	$1,178,821
10/31/24	$1,204,705	$1,110,090	$1,183,909
11/30/24	$1,209,486	$1,121,827	$1,188,615
12/31/24	$1,214,330	$1,103,468	$1,193,288
1/31/25	$1,219,064	$1,109,322	$1,197,880
2/28/25	$1,223,331	$1,133,729	$1,201,961
3/31/25	$1,227,689	$1,134,155	$1,206,431
4/30/25	$1,232,132	$1,138,613	$1,210,763
5/31/25	$1,238,005	$1,130,460	$1,215,253
6/30/25	$1,242,279	$1,147,843	$1,219,629
7/31/25	$1,248,086	$1,144,815	$1,224,166
8/31/25	$1,252,681	$1,158,507	$1,228,739
9/30/25	$1,256,959	$1,171,145	$1,233,109
10/31/25	$1,262,840	$1,178,462	$1,237,519
11/30/25	$1,266,725	$1,185,785	$1,241,620
12/31/25	$1,272,213	$1,184,031	$1,245,747
1/31/26	$1,277,117	$1,185,295	$1,249,776
2/28/26	$1,280,649	$1,204,706	$1,253,375
3/31/26	$1,284,454	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.62%	3.40%	2.53%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,195,375
# of Portfolio Holdings	501
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid During the Reporting Period	$4,131
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	51.3%
Asset-Backed Securities	12.3%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	2.8%
Sovereign Issues	0.2%
Short-Term Instruments	13.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PANDX

PIMCO Short Asset Investment Fund

Annual Shareholder Report |

March 31, 2026

PIMS2196TSRAR_033126

Class A: PSHAX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,829	$10,038	$10,002
5/31/16	$9,892	$10,041	$10,004
6/30/16	$9,855	$10,221	$10,006
7/31/16	$9,890	$10,286	$10,009
8/31/16	$9,946	$10,274	$10,011
9/30/16	$9,959	$10,268	$10,013
10/31/16	$9,992	$10,190	$10,016
11/30/16	$10,017	$9,949	$10,019
12/31/16	$10,038	$9,963	$10,022
1/31/17	$10,057	$9,982	$10,025
2/28/17	$10,078	$10,049	$10,029
3/31/17	$10,090	$10,044	$10,034
4/30/17	$10,112	$10,122	$10,039
5/31/17	$10,115	$10,199	$10,045
6/30/17	$10,159	$10,189	$10,052
7/31/17	$10,161	$10,233	$10,060
8/31/17	$10,163	$10,325	$10,069
9/30/17	$10,206	$10,276	$10,078
10/31/17	$10,240	$10,282	$10,087
11/30/17	$10,265	$10,268	$10,096
12/31/17	$10,257	$10,316	$10,106
1/31/18	$10,269	$10,197	$10,117
2/28/18	$10,282	$10,100	$10,128
3/31/18	$10,277	$10,165	$10,141
4/30/18	$10,324	$10,089	$10,155
5/31/18	$10,332	$10,161	$10,170
6/30/18	$10,351	$10,149	$10,185
7/31/18	$10,379	$10,151	$10,202
8/31/18	$10,390	$10,216	$10,219
9/30/18	$10,428	$10,151	$10,236
10/31/18	$10,447	$10,070	$10,255
11/30/18	$10,436	$10,131	$10,274
12/31/18	$10,385	$10,317	$10,294
1/31/19	$10,436	$10,426	$10,315
2/28/19	$10,476	$10,420	$10,334
3/31/19	$10,489	$10,620	$10,356
4/30/19	$10,522	$10,623	$10,377
5/31/19	$10,524	$10,812	$10,398
6/30/19	$10,534	$10,947	$10,419
7/31/19	$10,587	$10,971	$10,440
8/31/19	$10,575	$11,256	$10,460
9/30/19	$10,604	$11,196	$10,478
10/31/19	$10,611	$11,230	$10,496
11/30/19	$10,629	$11,224	$10,511
12/31/19	$10,641	$11,216	$10,526
1/31/20	$10,712	$11,432	$10,540
2/29/20	$10,749	$11,638	$10,554
3/31/20	$10,412	$11,569	$10,567
4/30/20	$10,590	$11,775	$10,576
5/31/20	$10,679	$11,830	$10,580
6/30/20	$10,809	$11,904	$10,581
7/31/20	$10,828	$12,082	$10,582
8/31/20	$10,846	$11,984	$10,584
9/30/20	$10,874	$11,978	$10,585
10/31/20	$10,902	$11,924	$10,586
11/30/20	$10,884	$12,041	$10,586
12/31/20	$10,905	$12,058	$10,587
1/31/21	$10,931	$11,971	$10,588
2/28/21	$10,923	$11,799	$10,589
3/31/21	$10,927	$11,651	$10,589
4/30/21	$10,931	$11,743	$10,590
5/31/21	$10,935	$11,782	$10,590
6/30/21	$10,916	$11,864	$10,590
7/31/21	$10,908	$11,997	$10,590
8/31/21	$10,911	$11,974	$10,590
9/30/21	$10,925	$11,871	$10,591
10/31/21	$10,895	$11,867	$10,591
11/30/21	$10,876	$11,902	$10,592
12/31/21	$10,879	$11,872	$10,592
1/31/22	$10,871	$11,616	$10,593
2/28/22	$10,831	$11,487	$10,593
3/31/22	$10,757	$11,168	$10,595
4/30/22	$10,754	$10,744	$10,598
5/31/22	$10,741	$10,813	$10,603
6/30/22	$10,696	$10,643	$10,610
7/31/22	$10,688	$10,903	$10,621
8/31/22	$10,747	$10,595	$10,637
9/30/22	$10,753	$10,138	$10,658
10/31/22	$10,727	$10,006	$10,684
11/30/22	$10,751	$10,374	$10,715
12/31/22	$10,841	$10,327	$10,751
1/31/23	$10,891	$10,645	$10,791
2/28/23	$10,955	$10,370	$10,829
3/31/23	$10,944	$10,633	$10,872
4/30/23	$10,999	$10,698	$10,915
5/31/23	$11,062	$10,581	$10,961
6/30/23	$11,128	$10,544	$11,008
7/31/23	$11,192	$10,536	$11,058
8/31/23	$11,249	$10,469	$11,110
9/30/23	$11,319	$10,203	$11,160
10/31/23	$11,376	$10,042	$11,212
11/30/23	$11,412	$10,497	$11,264
12/31/23	$11,472	$10,898	$11,317
1/31/24	$11,542	$10,868	$11,369
2/29/24	$11,612	$10,715	$11,419
3/31/24	$11,673	$10,814	$11,472
4/30/24	$11,734	$10,541	$11,523
5/31/24	$11,800	$10,719	$11,577
6/30/24	$11,834	$10,821	$11,629
7/31/24	$11,884	$11,074	$11,683
8/31/24	$11,937	$11,233	$11,737
9/30/24	$11,983	$11,383	$11,788
10/31/24	$12,044	$11,101	$11,839
11/30/24	$12,104	$11,218	$11,886
12/31/24	$12,177	$11,035	$11,933
1/31/25	$12,238	$11,093	$11,979
2/28/25	$12,269	$11,337	$12,020
3/31/25	$12,302	$11,342	$12,064
4/30/25	$12,311	$11,386	$12,108
5/31/25	$12,386	$11,305	$12,153
6/30/25	$12,431	$11,478	$12,196
7/31/25	$12,505	$11,448	$12,242
8/31/25	$12,555	$11,585	$12,287
9/30/25	$12,601	$11,711	$12,331
10/31/25	$12,651	$11,785	$12,375
11/30/25	$12,692	$11,858	$12,416
12/31/25	$12,737	$11,840	$12,457
1/31/26	$12,790	$11,853	$12,498
2/28/26	$12,828	$12,047	$12,534
3/31/26	$12,843	$11,835	$12,573

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.40%	3.28%	2.77%
Class A (including sales charge)	2.05%	2.81%	2.53%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSHAX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2026

PIMS4002TSRAR_033126

Administrative Class: PSFAX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$80	0.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,562	$1,003,838	$1,000,236
5/31/16	$1,011,961	$1,004,096	$1,000,448
6/30/16	$1,008,176	$1,022,137	$1,000,648
7/31/16	$1,011,810	$1,028,599	$1,000,870
8/31/16	$1,017,539	$1,027,423	$1,001,109
9/30/16	$1,018,779	$1,026,821	$1,001,348
10/31/16	$1,022,152	$1,018,967	$1,001,600
11/30/16	$1,024,749	$994,865	$1,001,858
12/31/16	$1,026,938	$996,268	$1,002,169
1/31/17	$1,028,857	$998,223	$1,002,542
2/28/17	$1,031,015	$1,004,932	$1,002,934
3/31/17	$1,032,270	$1,004,405	$1,003,383
4/30/17	$1,034,521	$1,012,156	$1,003,893
5/31/17	$1,034,740	$1,019,947	$1,004,501
6/30/17	$1,039,314	$1,018,920	$1,005,212
7/31/17	$1,039,464	$1,023,305	$1,006,022
8/31/17	$1,039,688	$1,032,484	$1,006,911
9/30/17	$1,044,099	$1,027,566	$1,007,779
10/31/17	$1,047,577	$1,028,161	$1,008,689
11/30/17	$1,050,154	$1,026,841	$1,009,590
12/31/17	$1,049,297	$1,031,554	$1,010,600
1/31/18	$1,050,524	$1,019,674	$1,011,712
2/28/18	$1,051,902	$1,010,008	$1,012,801
3/31/18	$1,051,394	$1,016,485	$1,014,122
4/30/18	$1,056,202	$1,008,925	$1,015,490
5/31/18	$1,057,031	$1,016,126	$1,017,006
6/30/18	$1,058,927	$1,014,876	$1,018,545
7/31/18	$1,061,815	$1,015,117	$1,020,197
8/31/18	$1,062,944	$1,021,649	$1,021,917
9/30/18	$1,066,822	$1,015,070	$1,023,638
10/31/18	$1,068,734	$1,007,049	$1,025,501
11/30/18	$1,067,654	$1,013,060	$1,027,392
12/31/18	$1,062,438	$1,031,671	$1,029,427
1/31/19	$1,067,586	$1,042,627	$1,031,517
2/28/19	$1,071,749	$1,042,023	$1,033,428
3/31/19	$1,073,046	$1,062,032	$1,035,570
4/30/19	$1,076,465	$1,062,304	$1,037,655
5/31/19	$1,076,669	$1,081,161	$1,039,823
6/30/19	$1,077,638	$1,094,739	$1,041,922
7/31/19	$1,083,066	$1,097,147	$1,044,004
8/31/19	$1,081,898	$1,125,576	$1,045,988
9/30/19	$1,084,812	$1,119,581	$1,047,783
10/31/19	$1,085,512	$1,122,953	$1,049,557
11/30/19	$1,087,384	$1,122,381	$1,051,120
12/31/19	$1,088,640	$1,121,599	$1,052,617
1/31/20	$1,095,913	$1,143,184	$1,054,034
2/29/20	$1,099,625	$1,163,759	$1,055,366
3/31/20	$1,065,204	$1,156,911	$1,056,698
4/30/20	$1,083,365	$1,177,476	$1,057,565
5/31/20	$1,092,476	$1,182,959	$1,058,021
6/30/20	$1,105,821	$1,190,410	$1,058,126
7/31/20	$1,107,765	$1,208,191	$1,058,246
8/31/20	$1,109,544	$1,198,439	$1,058,364
9/30/20	$1,112,448	$1,197,782	$1,058,466
10/31/20	$1,115,255	$1,192,434	$1,058,557
11/30/20	$1,113,486	$1,204,134	$1,058,644
12/31/20	$1,115,650	$1,205,794	$1,058,726
1/31/21	$1,118,218	$1,197,148	$1,058,803
2/28/21	$1,117,461	$1,179,861	$1,058,863
3/31/21	$1,117,865	$1,165,128	$1,058,917
4/30/21	$1,118,309	$1,174,333	$1,058,953
5/31/21	$1,118,668	$1,178,169	$1,058,978
6/30/21	$1,116,730	$1,186,447	$1,058,993
7/31/21	$1,115,904	$1,199,713	$1,059,017
8/31/21	$1,116,185	$1,197,429	$1,059,050
9/30/21	$1,117,633	$1,187,061	$1,059,090
10/31/21	$1,114,537	$1,186,734	$1,059,128
11/30/21	$1,112,589	$1,190,245	$1,059,168
12/31/21	$1,112,951	$1,187,200	$1,059,213
1/31/22	$1,112,119	$1,161,622	$1,059,262
2/28/22	$1,107,982	$1,148,663	$1,059,342
3/31/22	$1,100,503	$1,116,751	$1,059,510
4/30/22	$1,100,172	$1,074,373	$1,059,810
5/31/22	$1,098,828	$1,081,300	$1,060,322
6/30/22	$1,094,272	$1,064,336	$1,061,038
7/31/22	$1,093,392	$1,090,343	$1,062,138
8/31/22	$1,099,441	$1,059,533	$1,063,718
9/30/22	$1,100,080	$1,013,755	$1,065,801
10/31/22	$1,097,440	$1,000,624	$1,068,441
11/30/22	$1,099,888	$1,037,423	$1,071,503
12/31/22	$1,109,072	$1,032,743	$1,075,120
1/31/23	$1,114,175	$1,064,515	$1,079,088
2/28/23	$1,120,705	$1,036,991	$1,082,852
3/31/23	$1,119,566	$1,063,333	$1,087,181
4/30/23	$1,125,264	$1,069,778	$1,091,508
5/31/23	$1,131,632	$1,058,130	$1,096,127
6/30/23	$1,138,451	$1,054,356	$1,100,795
7/31/23	$1,144,977	$1,053,621	$1,105,810
8/31/23	$1,150,755	$1,046,891	$1,110,952
9/30/23	$1,157,918	$1,020,288	$1,115,968
10/31/23	$1,163,833	$1,004,186	$1,121,225
11/30/23	$1,167,428	$1,049,662	$1,126,351
12/31/23	$1,173,610	$1,089,842	$1,131,651
1/31/24	$1,180,744	$1,086,849	$1,136,937
2/29/24	$1,187,920	$1,071,494	$1,141,875
3/31/24	$1,194,133	$1,081,388	$1,147,166
4/30/24	$1,200,377	$1,054,074	$1,152,316
5/31/24	$1,207,125	$1,071,944	$1,157,671
6/30/24	$1,210,639	$1,082,092	$1,162,881
7/31/24	$1,215,763	$1,107,367	$1,168,289
8/31/24	$1,221,207	$1,123,279	$1,173,677
9/30/24	$1,225,911	$1,138,319	$1,178,821
10/31/24	$1,232,098	$1,110,090	$1,183,909
11/30/24	$1,238,304	$1,121,827	$1,188,615
12/31/24	$1,245,760	$1,103,468	$1,193,288
1/31/25	$1,251,936	$1,109,322	$1,197,880
2/28/25	$1,255,174	$1,133,729	$1,201,961
3/31/25	$1,258,491	$1,134,155	$1,206,431
4/30/25	$1,259,431	$1,138,613	$1,210,763
5/31/25	$1,267,096	$1,130,460	$1,215,253
6/30/25	$1,271,754	$1,147,843	$1,219,629
7/31/25	$1,279,293	$1,144,815	$1,224,166
8/31/25	$1,284,387	$1,158,507	$1,228,739
9/30/25	$1,289,054	$1,171,145	$1,233,109
10/31/25	$1,294,169	$1,178,462	$1,237,519
11/30/25	$1,298,419	$1,185,785	$1,241,620
12/31/25	$1,303,061	$1,184,031	$1,245,747
1/31/26	$1,308,412	$1,185,295	$1,249,776
2/28/26	$1,312,353	$1,204,706	$1,253,375
3/31/26	$1,313,852	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.40%	3.28%	2.77%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PSFAX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2026

PIMS0437TSRAR_033126

Class C: PFTCX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	1.08%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,053	$10,038	$10,002
5/31/16	$10,115	$10,041	$10,004
6/30/16	$10,074	$10,221	$10,006
7/31/16	$10,108	$10,286	$10,009
8/31/16	$10,163	$10,274	$10,011
9/30/16	$10,172	$10,268	$10,013
10/31/16	$10,204	$10,190	$10,016
11/30/16	$10,227	$9,949	$10,019
12/31/16	$10,246	$9,963	$10,022
1/31/17	$10,263	$9,982	$10,025
2/28/17	$10,282	$10,049	$10,029
3/31/17	$10,292	$10,044	$10,034
4/30/17	$10,312	$10,122	$10,039
5/31/17	$10,311	$10,199	$10,045
6/30/17	$10,354	$10,189	$10,052
7/31/17	$10,353	$10,233	$10,060
8/31/17	$10,353	$10,325	$10,069
9/30/17	$10,394	$10,276	$10,078
10/31/17	$10,426	$10,282	$10,087
11/30/17	$10,449	$10,268	$10,096
12/31/17	$10,438	$10,316	$10,106
1/31/18	$10,448	$10,197	$10,117
2/28/18	$10,459	$10,100	$10,128
3/31/18	$10,451	$10,165	$10,141
4/30/18	$10,496	$10,089	$10,155
5/31/18	$10,502	$10,161	$10,170
6/30/18	$10,518	$10,149	$10,185
7/31/18	$10,544	$10,151	$10,202
8/31/18	$10,552	$10,216	$10,219
9/30/18	$10,589	$10,151	$10,236
10/31/18	$10,605	$10,070	$10,255
11/30/18	$10,592	$10,131	$10,274
12/31/18	$10,537	$10,317	$10,294
1/31/19	$10,586	$10,426	$10,315
2/28/19	$10,625	$10,420	$10,334
3/31/19	$10,635	$10,620	$10,356
4/30/19	$10,666	$10,623	$10,377
5/31/19	$10,665	$10,812	$10,398
6/30/19	$10,672	$10,947	$10,419
7/31/19	$10,723	$10,971	$10,440
8/31/19	$10,709	$11,256	$10,460
9/30/19	$10,735	$11,196	$10,478
10/31/19	$10,740	$11,230	$10,496
11/30/19	$10,755	$11,224	$10,511
12/31/19	$10,765	$11,216	$10,526
1/31/20	$10,834	$11,432	$10,540
2/29/20	$10,868	$11,638	$10,554
3/31/20	$10,525	$11,569	$10,567
4/30/20	$10,702	$11,775	$10,576
5/31/20	$10,790	$11,830	$10,580
6/30/20	$10,919	$11,904	$10,581
7/31/20	$10,935	$12,082	$10,582
8/31/20	$10,950	$11,984	$10,584
9/30/20	$10,976	$11,978	$10,585
10/31/20	$11,001	$11,924	$10,586
11/30/20	$10,981	$12,041	$10,586
12/31/20	$10,999	$12,058	$10,587
1/31/21	$11,022	$11,971	$10,588
2/28/21	$11,012	$11,799	$10,589
3/31/21	$11,013	$11,651	$10,589
4/30/21	$11,014	$11,743	$10,590
5/31/21	$11,015	$11,782	$10,590
6/30/21	$10,993	$11,864	$10,590
7/31/21	$10,982	$11,997	$10,590
8/31/21	$10,982	$11,974	$10,590
9/30/21	$10,994	$11,871	$10,591
10/31/21	$10,961	$11,867	$10,591
11/30/21	$10,939	$11,902	$10,592
12/31/21	$10,939	$11,872	$10,592
1/31/22	$10,929	$11,616	$10,593
2/28/22	$10,885	$11,487	$10,593
3/31/22	$10,809	$11,168	$10,595
4/30/22	$10,803	$10,744	$10,598
5/31/22	$10,787	$10,813	$10,603
6/30/22	$10,740	$10,643	$10,610
7/31/22	$10,729	$10,903	$10,621
8/31/22	$10,785	$10,595	$10,637
9/30/22	$10,789	$10,138	$10,658
10/31/22	$10,760	$10,006	$10,684
11/30/22	$10,782	$10,374	$10,715
12/31/22	$10,869	$10,327	$10,751
1/31/23	$10,916	$10,645	$10,791
2/28/23	$10,978	$10,370	$10,829
3/31/23	$10,963	$10,633	$10,872
4/30/23	$11,017	$10,698	$10,915
5/31/23	$11,076	$10,581	$10,961
6/30/23	$11,140	$10,544	$11,008
7/31/23	$11,201	$10,536	$11,058
8/31/23	$11,255	$10,469	$11,110
9/30/23	$11,322	$10,203	$11,160
10/31/23	$11,377	$10,042	$11,212
11/30/23	$11,410	$10,497	$11,264
12/31/23	$11,467	$10,898	$11,317
1/31/24	$11,534	$10,868	$11,369
2/29/24	$11,601	$10,715	$11,419
3/31/24	$11,659	$10,814	$11,472
4/30/24	$11,717	$10,541	$11,523
5/31/24	$11,780	$10,719	$11,577
6/30/24	$11,811	$10,821	$11,629
7/31/24	$11,858	$11,074	$11,683
8/31/24	$11,908	$11,233	$11,737
9/30/24	$11,951	$11,383	$11,788
10/31/24	$12,009	$11,101	$11,839
11/30/24	$12,066	$11,218	$11,886
12/31/24	$12,136	$11,035	$11,933
1/31/25	$12,193	$11,093	$11,979
2/28/25	$12,221	$11,337	$12,020
3/31/25	$12,251	$11,342	$12,064
4/30/25	$12,257	$11,386	$12,108
5/31/25	$12,328	$11,305	$12,153
6/30/25	$12,371	$11,478	$12,196
7/31/25	$12,441	$11,448	$12,242
8/31/25	$12,487	$11,585	$12,287
9/30/25	$12,529	$11,711	$12,331
10/31/25	$12,576	$11,785	$12,375
11/30/25	$12,614	$11,858	$12,416
12/31/25	$12,656	$11,840	$12,457
1/31/26	$12,705	$11,853	$12,498
2/28/26	$12,740	$12,047	$12,534
3/31/26	$12,751	$11,835	$12,573

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.09%	2.98%	2.46%
Class C (including sales charge)	3.09%	2.98%	2.46%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFTCX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2026

PIMS4202TSRAR_033126

Institutional Class: PTSHX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,775	$1,003,838	$1,000,236
5/31/16	$1,012,382	$1,004,096	$1,000,448
6/30/16	$1,008,803	$1,022,137	$1,000,648
7/31/16	$1,012,654	$1,028,599	$1,000,870
8/31/16	$1,018,602	$1,027,423	$1,001,109
9/30/16	$1,020,067	$1,026,821	$1,001,348
10/31/16	$1,023,644	$1,018,967	$1,001,600
11/30/16	$1,026,458	$994,865	$1,001,858
12/31/16	$1,028,883	$996,268	$1,002,169
1/31/17	$1,031,010	$998,223	$1,002,542
2/28/17	$1,033,369	$1,004,932	$1,002,934
3/31/17	$1,034,861	$1,004,405	$1,003,383
4/30/17	$1,037,316	$1,012,156	$1,003,893
5/31/17	$1,037,756	$1,019,947	$1,004,501
6/30/17	$1,042,570	$1,018,920	$1,005,212
7/31/17	$1,042,928	$1,023,305	$1,006,022
8/31/17	$1,043,374	$1,032,484	$1,006,911
9/30/17	$1,048,023	$1,027,566	$1,007,779
10/31/17	$1,051,729	$1,028,161	$1,008,689
11/30/17	$1,054,533	$1,026,841	$1,009,590
12/31/17	$1,053,903	$1,031,554	$1,010,600
1/31/18	$1,055,353	$1,019,674	$1,011,712
2/28/18	$1,056,940	$1,010,008	$1,012,801
3/31/18	$1,056,661	$1,016,485	$1,014,122
4/30/18	$1,061,704	$1,008,925	$1,015,490
5/31/18	$1,062,763	$1,016,126	$1,017,006
6/30/18	$1,064,897	$1,014,876	$1,018,545
7/31/18	$1,068,019	$1,015,117	$1,020,197
8/31/18	$1,069,404	$1,021,649	$1,021,917
9/30/18	$1,073,503	$1,015,070	$1,023,638
10/31/18	$1,075,653	$1,007,049	$1,025,501
11/30/18	$1,074,803	$1,013,060	$1,027,392
12/31/18	$1,069,772	$1,031,671	$1,029,427
1/31/19	$1,075,176	$1,042,627	$1,031,517
2/28/19	$1,079,575	$1,042,023	$1,033,428
3/31/19	$1,081,110	$1,062,032	$1,035,570
4/30/19	$1,084,776	$1,062,304	$1,037,655
5/31/19	$1,085,219	$1,081,161	$1,039,823
6/30/19	$1,086,403	$1,094,739	$1,041,922
7/31/19	$1,092,105	$1,097,147	$1,044,004
8/31/19	$1,091,176	$1,125,576	$1,045,988
9/30/19	$1,094,324	$1,119,581	$1,047,783
10/31/19	$1,095,262	$1,122,953	$1,049,557
11/30/19	$1,097,383	$1,122,381	$1,051,120
12/31/19	$1,098,882	$1,121,599	$1,052,617
1/31/20	$1,106,465	$1,143,184	$1,054,034
2/29/20	$1,110,424	$1,163,759	$1,055,366
3/31/20	$1,075,887	$1,156,911	$1,056,698
4/30/20	$1,094,453	$1,177,476	$1,057,565
5/31/20	$1,103,891	$1,182,959	$1,058,021
6/30/20	$1,117,604	$1,190,410	$1,058,126
7/31/20	$1,119,823	$1,208,191	$1,058,246
8/31/20	$1,121,845	$1,198,439	$1,058,364
9/30/20	$1,125,014	$1,197,782	$1,058,466
10/31/20	$1,128,100	$1,192,434	$1,058,557
11/30/20	$1,126,534	$1,204,134	$1,058,644
12/31/20	$1,128,986	$1,205,794	$1,058,726
1/31/21	$1,131,802	$1,197,148	$1,058,803
2/28/21	$1,131,254	$1,179,861	$1,058,863
3/31/21	$1,131,903	$1,165,128	$1,058,917
4/30/21	$1,132,601	$1,174,333	$1,058,953
5/31/21	$1,133,189	$1,178,169	$1,058,978
6/30/21	$1,131,458	$1,186,447	$1,058,993
7/31/21	$1,130,870	$1,199,713	$1,059,017
8/31/21	$1,131,387	$1,197,429	$1,059,050
9/30/21	$1,133,089	$1,187,061	$1,059,090
10/31/21	$1,130,190	$1,186,734	$1,059,128
11/30/21	$1,128,446	$1,190,245	$1,059,168
12/31/21	$1,129,069	$1,187,200	$1,059,213
1/31/22	$1,128,449	$1,161,622	$1,059,262
2/28/22	$1,124,468	$1,148,663	$1,059,342
3/31/22	$1,117,117	$1,116,751	$1,059,510
4/30/22	$1,117,016	$1,074,373	$1,059,810
5/31/22	$1,115,882	$1,081,300	$1,060,322
6/30/22	$1,111,483	$1,064,336	$1,061,038
7/31/22	$1,110,826	$1,090,343	$1,062,138
8/31/22	$1,117,207	$1,059,533	$1,063,718
9/30/22	$1,118,101	$1,013,755	$1,065,801
10/31/22	$1,115,640	$1,000,624	$1,068,441
11/30/22	$1,118,358	$1,037,423	$1,071,503
12/31/22	$1,127,949	$1,032,743	$1,075,120
1/31/23	$1,133,362	$1,064,515	$1,079,088
2/28/23	$1,140,222	$1,036,991	$1,082,852
3/31/23	$1,139,321	$1,063,333	$1,087,181
4/30/23	$1,145,338	$1,069,778	$1,091,508
5/31/23	$1,152,063	$1,058,130	$1,096,127
6/30/23	$1,159,256	$1,054,356	$1,100,795
7/31/23	$1,166,131	$1,053,621	$1,105,810
8/31/23	$1,172,265	$1,046,891	$1,110,952
9/30/23	$1,179,810	$1,020,288	$1,115,968
10/31/23	$1,186,078	$1,004,186	$1,121,225
11/30/23	$1,189,985	$1,049,662	$1,126,351
12/31/23	$1,196,547	$1,089,842	$1,131,651
1/31/24	$1,204,067	$1,086,849	$1,136,937
2/29/24	$1,211,624	$1,071,494	$1,141,875
3/31/24	$1,218,219	$1,081,388	$1,147,166
4/30/24	$1,224,839	$1,054,074	$1,152,316
5/31/24	$1,232,002	$1,071,944	$1,157,671
6/30/24	$1,235,823	$1,082,092	$1,162,881
7/31/24	$1,241,317	$1,107,367	$1,168,289
8/31/24	$1,247,157	$1,123,279	$1,173,677
9/30/24	$1,252,201	$1,138,319	$1,178,821
10/31/24	$1,258,787	$1,110,090	$1,183,909
11/30/24	$1,265,395	$1,121,827	$1,188,615
12/31/24	$1,273,283	$1,103,468	$1,193,288
1/31/25	$1,279,875	$1,109,322	$1,197,880
2/28/25	$1,283,429	$1,133,729	$1,201,961
3/31/25	$1,287,075	$1,134,155	$1,206,431
4/30/25	$1,288,300	$1,138,613	$1,210,763
5/31/25	$1,296,425	$1,130,460	$1,215,253
6/30/25	$1,301,448	$1,147,843	$1,219,629
7/31/25	$1,309,440	$1,144,815	$1,224,166
8/31/25	$1,314,941	$1,158,507	$1,228,739
9/30/25	$1,319,981	$1,171,145	$1,233,109
10/31/25	$1,325,517	$1,178,462	$1,237,519
11/30/25	$1,330,124	$1,185,785	$1,241,620
12/31/25	$1,335,171	$1,184,031	$1,245,747
1/31/26	$1,340,939	$1,185,295	$1,249,776
2/28/26	$1,345,235	$1,204,706	$1,253,375
3/31/26	$1,347,047	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.66%	3.54%	3.02%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSHX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2026

PIMS0037TSRAR_033126

I-2: PTSPX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	0.63%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,689	$1,003,838	$1,000,236
5/31/16	$1,012,213	$1,004,096	$1,000,448
6/30/16	$1,008,551	$1,022,137	$1,000,648
7/31/16	$1,012,316	$1,028,599	$1,000,870
8/31/16	$1,018,177	$1,027,423	$1,001,109
9/30/16	$1,019,553	$1,026,821	$1,001,348
10/31/16	$1,023,047	$1,018,967	$1,001,600
11/30/16	$1,025,787	$994,865	$1,001,858
12/31/16	$1,028,117	$996,268	$1,002,169
1/31/17	$1,030,161	$998,223	$1,002,542
2/28/17	$1,032,439	$1,004,932	$1,002,934
3/31/17	$1,033,835	$1,004,405	$1,003,383
4/30/17	$1,036,208	$1,012,156	$1,003,893
5/31/17	$1,036,559	$1,019,947	$1,004,501
6/30/17	$1,041,277	$1,018,920	$1,005,212
7/31/17	$1,041,551	$1,023,305	$1,006,022
8/31/17	$1,041,908	$1,032,484	$1,006,911
9/30/17	$1,046,462	$1,027,566	$1,007,779
10/31/17	$1,050,077	$1,028,161	$1,008,689
11/30/17	$1,052,790	$1,026,841	$1,009,590
12/31/17	$1,052,065	$1,031,554	$1,010,600
1/31/18	$1,053,419	$1,019,674	$1,011,712
2/28/18	$1,054,922	$1,010,008	$1,012,801
3/31/18	$1,054,551	$1,016,485	$1,014,122
4/30/18	$1,059,500	$1,008,925	$1,015,490
5/31/18	$1,060,467	$1,016,126	$1,017,006
6/30/18	$1,062,505	$1,014,876	$1,018,545
7/31/18	$1,065,534	$1,015,117	$1,020,197
8/31/18	$1,066,816	$1,021,649	$1,021,917
9/30/18	$1,070,826	$1,015,070	$1,023,638
10/31/18	$1,072,882	$1,007,049	$1,025,501
11/30/18	$1,071,940	$1,013,060	$1,027,392
12/31/18	$1,066,835	$1,031,671	$1,029,427
1/31/19	$1,072,137	$1,042,627	$1,031,517
2/28/19	$1,076,441	$1,042,023	$1,033,428
3/31/19	$1,077,880	$1,062,032	$1,035,570
4/30/19	$1,081,447	$1,062,304	$1,037,655
5/31/19	$1,081,794	$1,081,161	$1,039,823
6/30/19	$1,082,892	$1,094,739	$1,041,922
7/31/19	$1,088,484	$1,097,147	$1,044,004
8/31/19	$1,087,460	$1,125,576	$1,045,988
9/30/19	$1,090,514	$1,119,581	$1,047,783
10/31/19	$1,091,356	$1,122,953	$1,049,557
11/30/19	$1,093,377	$1,122,381	$1,051,120
12/31/19	$1,094,779	$1,121,599	$1,052,617
1/31/20	$1,102,237	$1,143,184	$1,054,034
2/29/20	$1,106,097	$1,163,759	$1,055,366
3/31/20	$1,071,606	$1,156,911	$1,056,698
4/30/20	$1,090,010	$1,177,476	$1,057,565
5/31/20	$1,099,316	$1,182,959	$1,058,021
6/30/20	$1,112,882	$1,190,410	$1,058,126
7/31/20	$1,114,992	$1,208,191	$1,058,246
8/31/20	$1,116,914	$1,198,439	$1,058,364
9/30/20	$1,119,978	$1,197,782	$1,058,466
10/31/20	$1,122,951	$1,192,434	$1,058,557
11/30/20	$1,121,304	$1,204,134	$1,058,644
12/31/20	$1,123,640	$1,205,794	$1,058,726
1/31/21	$1,126,356	$1,197,148	$1,058,803
2/28/21	$1,125,724	$1,179,861	$1,058,863
3/31/21	$1,126,274	$1,165,128	$1,058,917
4/30/21	$1,126,870	$1,174,333	$1,058,953
5/31/21	$1,127,366	$1,178,169	$1,058,978
6/30/21	$1,125,552	$1,186,447	$1,058,993
7/31/21	$1,124,869	$1,199,713	$1,059,017
8/31/21	$1,125,290	$1,197,429	$1,059,050
9/30/21	$1,126,890	$1,187,061	$1,059,090
10/31/21	$1,123,911	$1,186,734	$1,059,128
11/30/21	$1,122,085	$1,190,245	$1,059,168
12/31/21	$1,122,603	$1,187,200	$1,059,213
1/31/22	$1,121,897	$1,161,622	$1,059,262
2/28/22	$1,117,853	$1,148,663	$1,059,342
3/31/22	$1,110,450	$1,116,751	$1,059,510
4/30/22	$1,110,257	$1,074,373	$1,059,810
5/31/22	$1,109,039	$1,081,300	$1,060,322
6/30/22	$1,104,576	$1,064,336	$1,061,038
7/31/22	$1,103,828	$1,090,343	$1,062,138
8/31/22	$1,110,075	$1,059,533	$1,063,718
9/30/22	$1,110,867	$1,013,755	$1,065,801
10/31/22	$1,108,334	$1,000,624	$1,068,441
11/30/22	$1,110,944	$1,037,423	$1,071,503
12/31/22	$1,120,370	$1,032,743	$1,075,120
1/31/23	$1,125,658	$1,064,515	$1,079,088
2/28/23	$1,132,385	$1,036,991	$1,082,852
3/31/23	$1,131,388	$1,063,333	$1,087,181
4/30/23	$1,137,276	$1,069,778	$1,091,508
5/31/23	$1,143,857	$1,058,130	$1,096,127
6/30/23	$1,150,899	$1,054,356	$1,100,795
7/31/23	$1,157,633	$1,053,621	$1,105,810
8/31/23	$1,163,624	$1,046,891	$1,110,952
9/30/23	$1,171,015	$1,020,288	$1,115,968
10/31/23	$1,177,140	$1,004,186	$1,121,225
11/30/23	$1,180,921	$1,049,662	$1,126,351
12/31/23	$1,187,330	$1,089,842	$1,131,651
1/31/24	$1,194,694	$1,086,849	$1,136,937
2/29/24	$1,202,097	$1,071,494	$1,141,875
3/31/24	$1,208,538	$1,081,388	$1,147,166
4/30/24	$1,215,006	$1,054,074	$1,152,316
5/31/24	$1,222,002	$1,071,944	$1,157,671
6/30/24	$1,225,700	$1,082,092	$1,162,881
7/31/24	$1,231,045	$1,107,367	$1,168,289
8/31/24	$1,236,724	$1,123,279	$1,173,677
9/30/24	$1,241,632	$1,138,319	$1,178,821
10/31/24	$1,248,056	$1,110,090	$1,183,909
11/30/24	$1,254,502	$1,121,827	$1,188,615
12/31/24	$1,262,215	$1,103,468	$1,193,288
1/31/25	$1,268,640	$1,109,322	$1,197,880
2/28/25	$1,272,066	$1,133,729	$1,201,961
3/31/25	$1,275,579	$1,134,155	$1,206,431
4/30/25	$1,276,688	$1,138,613	$1,210,763
5/31/25	$1,284,627	$1,130,460	$1,215,253
6/30/25	$1,289,503	$1,147,843	$1,219,629
7/31/25	$1,297,312	$1,144,815	$1,224,166
8/31/25	$1,302,648	$1,158,507	$1,228,739
9/30/25	$1,307,537	$1,171,145	$1,233,109
10/31/25	$1,312,903	$1,178,462	$1,237,519
11/30/25	$1,317,365	$1,185,785	$1,241,620
12/31/25	$1,322,249	$1,184,031	$1,245,747
1/31/26	$1,327,848	$1,185,295	$1,249,776
2/28/26	$1,332,000	$1,204,706	$1,253,375
3/31/26	$1,333,685	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.56%	3.44%	2.92%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTSPX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2026

PIMS1900TSRAR_033126

Class R: PTSRX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,053	$10,038	$10,002
5/31/16	$10,115	$10,041	$10,004
6/30/16	$10,075	$10,221	$10,006
7/31/16	$10,110	$10,286	$10,009
8/31/16	$10,165	$10,274	$10,011
9/30/16	$10,175	$10,268	$10,013
10/31/16	$10,207	$10,190	$10,016
11/30/16	$10,231	$9,949	$10,019
12/31/16	$10,250	$9,963	$10,022
1/31/17	$10,267	$9,982	$10,025
2/28/17	$10,287	$10,049	$10,029
3/31/17	$10,297	$10,044	$10,034
4/30/17	$10,317	$10,122	$10,039
5/31/17	$10,317	$10,199	$10,045
6/30/17	$10,361	$10,189	$10,052
7/31/17	$10,360	$10,233	$10,060
8/31/17	$10,360	$10,325	$10,069
9/30/17	$10,402	$10,276	$10,078
10/31/17	$10,435	$10,282	$10,087
11/30/17	$10,458	$10,268	$10,096
12/31/17	$10,447	$10,316	$10,106
1/31/18	$10,457	$10,197	$10,117
2/28/18	$10,469	$10,100	$10,128
3/31/18	$10,462	$10,165	$10,141
4/30/18	$10,507	$10,089	$10,155
5/31/18	$10,513	$10,161	$10,170
6/30/18	$10,530	$10,149	$10,185
7/31/18	$10,556	$10,151	$10,202
8/31/18	$10,565	$10,216	$10,219
9/30/18	$10,602	$10,151	$10,236
10/31/18	$10,619	$10,070	$10,255
11/30/18	$10,606	$10,131	$10,274
12/31/18	$10,552	$10,317	$10,294
1/31/19	$10,601	$10,426	$10,315
2/28/19	$10,640	$10,420	$10,334
3/31/19	$10,650	$10,620	$10,356
4/30/19	$10,682	$10,623	$10,377
5/31/19	$10,682	$10,812	$10,398
6/30/19	$10,689	$10,947	$10,419
7/31/19	$10,741	$10,971	$10,440
8/31/19	$10,727	$11,256	$10,460
9/30/19	$10,754	$11,196	$10,478
10/31/19	$10,759	$11,230	$10,496
11/30/19	$10,775	$11,224	$10,511
12/31/19	$10,785	$11,216	$10,526
1/31/20	$10,855	$11,432	$10,540
2/29/20	$10,889	$11,638	$10,554
3/31/20	$10,546	$11,569	$10,567
4/30/20	$10,724	$11,775	$10,576
5/31/20	$10,812	$11,830	$10,580
6/30/20	$10,942	$11,904	$10,581
7/31/20	$10,958	$12,082	$10,582
8/31/20	$10,974	$11,984	$10,584
9/30/20	$11,000	$11,978	$10,585
10/31/20	$11,026	$11,924	$10,586
11/30/20	$11,006	$12,041	$10,586
12/31/20	$11,025	$12,058	$10,587
1/31/21	$11,048	$11,971	$10,588
2/28/21	$11,039	$11,799	$10,589
3/31/21	$11,040	$11,651	$10,589
4/30/21	$11,042	$11,743	$10,590
5/31/21	$11,043	$11,782	$10,590
6/30/21	$11,022	$11,864	$10,590
7/31/21	$11,012	$11,997	$10,590
8/31/21	$11,012	$11,974	$10,590
9/30/21	$11,024	$11,871	$10,591
10/31/21	$10,991	$11,867	$10,591
11/30/21	$10,970	$11,902	$10,592
12/31/21	$10,971	$11,872	$10,592
1/31/22	$10,960	$11,616	$10,593
2/28/22	$10,918	$11,487	$10,593
3/31/22	$10,842	$11,168	$10,595
4/30/22	$10,836	$10,744	$10,598
5/31/22	$10,821	$10,813	$10,603
6/30/22	$10,774	$10,643	$10,610
7/31/22	$10,763	$10,903	$10,621
8/31/22	$10,820	$10,595	$10,637
9/30/22	$10,824	$10,138	$10,658
10/31/22	$10,796	$10,006	$10,684
11/30/22	$10,818	$10,374	$10,715
12/31/22	$10,905	$10,327	$10,751
1/31/23	$10,953	$10,645	$10,791
2/28/23	$11,016	$10,370	$10,829
3/31/23	$11,002	$10,633	$10,872
4/30/23	$11,056	$10,698	$10,915
5/31/23	$11,116	$10,581	$10,961
6/30/23	$11,180	$10,544	$11,008
7/31/23	$11,242	$10,536	$11,058
8/31/23	$11,297	$10,469	$11,110
9/30/23	$11,365	$10,203	$11,160
10/31/23	$11,420	$10,042	$11,212
11/30/23	$11,453	$10,497	$11,264
12/31/23	$11,511	$10,898	$11,317
1/31/24	$11,579	$10,868	$11,369
2/29/24	$11,647	$10,715	$11,419
3/31/24	$11,706	$10,814	$11,472
4/30/24	$11,764	$10,541	$11,523
5/31/24	$11,828	$10,719	$11,577
6/30/24	$11,860	$10,821	$11,629
7/31/24	$11,908	$11,074	$11,683
8/31/24	$11,958	$11,233	$11,737
9/30/24	$12,002	$11,383	$11,788
10/31/24	$12,060	$11,101	$11,839
11/30/24	$12,118	$11,218	$11,886
12/31/24	$12,189	$11,035	$11,933
1/31/25	$12,246	$11,093	$11,979
2/28/25	$12,276	$11,337	$12,020
3/31/25	$12,306	$11,342	$12,064
4/30/25	$12,312	$11,386	$12,108
5/31/25	$12,385	$11,305	$12,153
6/30/25	$12,428	$11,478	$12,196
7/31/25	$12,499	$11,448	$12,242
8/31/25	$12,546	$11,585	$12,287
9/30/25	$12,589	$11,711	$12,331
10/31/25	$12,636	$11,785	$12,375
11/30/25	$12,675	$11,858	$12,416
12/31/25	$12,717	$11,840	$12,457
1/31/26	$12,767	$11,853	$12,498
2/28/26	$12,803	$12,047	$12,534
3/31/26	$12,815	$11,835	$12,573

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	4.14%	3.03%	2.51%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PTSRX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2026

PIMS4502TSRAR_033126

I-3: PTSNX

PIMCO Short-Term Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$70	0.68%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”), contributed to relative performance versus the Index as ABS and CLO both had positive total returns.

  Overweight exposure to Australian duration, particularly in the 3 year and 5 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,652	$1,003,838	$1,000,236
5/31/16	$1,012,130	$1,004,096	$1,000,448
6/30/16	$1,008,428	$1,022,137	$1,000,648
7/31/16	$1,012,149	$1,028,599	$1,000,870
8/31/16	$1,017,965	$1,027,423	$1,001,109
9/30/16	$1,019,304	$1,026,821	$1,001,348
10/31/16	$1,022,749	$1,018,967	$1,001,600
11/30/16	$1,025,435	$994,865	$1,001,858
12/31/16	$1,027,727	$996,268	$1,002,169
1/31/17	$1,029,720	$998,223	$1,002,542
2/28/17	$1,031,958	$1,004,932	$1,002,934
3/31/17	$1,033,316	$1,004,405	$1,003,383
4/30/17	$1,035,640	$1,012,156	$1,003,893
5/31/17	$1,035,947	$1,019,947	$1,004,501
6/30/17	$1,040,625	$1,018,920	$1,005,212
7/31/17	$1,040,850	$1,023,305	$1,006,022
8/31/17	$1,041,163	$1,032,484	$1,006,911
9/30/17	$1,045,673	$1,027,566	$1,007,779
10/31/17	$1,049,238	$1,028,161	$1,008,689
11/30/17	$1,051,906	$1,026,841	$1,009,590
12/31/17	$1,051,144	$1,031,554	$1,010,600
1/31/18	$1,052,455	$1,019,674	$1,011,712
2/28/18	$1,053,917	$1,010,008	$1,012,801
3/31/18	$1,053,505	$1,016,485	$1,014,122
4/30/18	$1,058,411	$1,008,925	$1,015,490
5/31/18	$1,059,335	$1,016,126	$1,017,006
6/30/18	$1,061,343	$1,014,876	$1,018,545
7/31/18	$1,064,333	$1,015,117	$1,020,197
8/31/18	$1,065,568	$1,021,649	$1,021,917
9/30/18	$1,069,540	$1,015,070	$1,023,638
10/31/18	$1,071,566	$1,007,049	$1,025,501
11/30/18	$1,070,578	$1,013,060	$1,027,392
12/31/18	$1,065,434	$1,031,671	$1,029,427
1/31/19	$1,070,690	$1,042,627	$1,031,517
2/28/19	$1,074,951	$1,042,023	$1,033,428
3/31/19	$1,076,347	$1,062,032	$1,035,570
4/30/19	$1,079,867	$1,062,304	$1,037,655
5/31/19	$1,080,166	$1,081,161	$1,039,823
6/30/19	$1,081,220	$1,094,739	$1,041,922
7/31/19	$1,086,763	$1,097,147	$1,044,004
8/31/19	$1,085,692	$1,125,576	$1,045,988
9/30/19	$1,088,701	$1,119,581	$1,047,783
10/31/19	$1,089,498	$1,122,953	$1,049,557
11/30/19	$1,091,471	$1,122,381	$1,051,120
12/31/19	$1,092,825	$1,121,599	$1,052,617
1/31/20	$1,100,227	$1,143,184	$1,054,034
2/29/20	$1,104,041	$1,163,759	$1,055,366
3/31/20	$1,069,553	$1,156,911	$1,056,698
4/30/20	$1,087,886	$1,177,476	$1,057,565
5/31/20	$1,097,125	$1,182,959	$1,058,021
6/30/20	$1,110,627	$1,190,410	$1,058,126
7/31/20	$1,112,683	$1,208,191	$1,058,246
8/31/20	$1,114,559	$1,198,439	$1,058,364
9/30/20	$1,117,571	$1,197,782	$1,058,466
10/31/20	$1,120,491	$1,192,434	$1,058,557
11/30/20	$1,118,802	$1,204,134	$1,058,644
12/31/20	$1,121,081	$1,205,794	$1,058,726
1/31/21	$1,123,750	$1,197,148	$1,058,803
2/28/21	$1,123,076	$1,179,861	$1,058,863
3/31/21	$1,123,578	$1,165,128	$1,058,917
4/30/21	$1,124,124	$1,174,333	$1,058,953
5/31/21	$1,124,575	$1,178,169	$1,058,978
6/30/21	$1,122,718	$1,186,447	$1,058,993
7/31/21	$1,121,986	$1,199,713	$1,059,017
8/31/21	$1,122,361	$1,197,429	$1,059,050
9/30/21	$1,123,910	$1,187,061	$1,059,090
10/31/21	$1,120,891	$1,186,734	$1,059,128
11/30/21	$1,119,023	$1,190,245	$1,059,168
12/31/21	$1,119,489	$1,187,200	$1,059,213
1/31/22	$1,118,741	$1,161,622	$1,059,262
2/28/22	$1,114,664	$1,148,663	$1,059,342
3/31/22	$1,107,233	$1,116,751	$1,059,510
4/30/22	$1,106,994	$1,074,373	$1,059,810
5/31/22	$1,105,733	$1,081,300	$1,060,322
6/30/22	$1,101,239	$1,064,336	$1,061,038
7/31/22	$1,100,447	$1,090,343	$1,062,138
8/31/22	$1,106,633	$1,059,533	$1,063,718
9/30/22	$1,107,376	$1,013,755	$1,065,801
10/31/22	$1,104,804	$1,000,624	$1,068,441
11/30/22	$1,107,360	$1,037,423	$1,071,503
12/31/22	$1,116,717	$1,032,743	$1,075,120
1/31/23	$1,121,953	$1,064,515	$1,079,088
2/28/23	$1,128,625	$1,036,991	$1,082,852
3/31/23	$1,127,584	$1,063,333	$1,087,181
4/30/23	$1,133,416	$1,069,778	$1,091,508
5/31/23	$1,139,935	$1,058,130	$1,096,127
6/30/23	$1,146,915	$1,054,356	$1,100,795
7/31/23	$1,153,595	$1,053,621	$1,105,810
8/31/23	$1,159,524	$1,046,891	$1,110,952
9/30/23	$1,166,853	$1,020,288	$1,115,968
10/31/23	$1,172,921	$1,004,186	$1,121,225
11/30/23	$1,176,652	$1,049,662	$1,126,351
12/31/23	$1,182,995	$1,089,842	$1,131,651
1/31/24	$1,190,296	$1,086,849	$1,136,937
2/29/24	$1,197,637	$1,071,494	$1,141,875
3/31/24	$1,204,016	$1,081,388	$1,147,166
4/30/24	$1,210,421	$1,054,074	$1,152,316
5/31/24	$1,217,352	$1,071,944	$1,157,671
6/30/24	$1,220,999	$1,082,092	$1,162,881
7/31/24	$1,226,281	$1,107,367	$1,168,289
8/31/24	$1,231,901	$1,123,279	$1,173,677
9/30/24	$1,236,754	$1,138,319	$1,178,821
10/31/24	$1,243,109	$1,110,090	$1,183,909
11/30/24	$1,249,487	$1,121,827	$1,188,615
12/31/24	$1,257,131	$1,103,468	$1,193,288
1/31/25	$1,263,488	$1,109,322	$1,197,880
2/28/25	$1,266,857	$1,133,729	$1,201,961
3/31/25	$1,270,309	$1,134,155	$1,206,431
4/30/25	$1,271,369	$1,138,613	$1,210,763
5/31/25	$1,279,232	$1,130,460	$1,215,253
6/30/25	$1,284,043	$1,147,843	$1,219,629
7/31/25	$1,291,781	$1,144,815	$1,224,166
8/31/25	$1,297,051	$1,158,507	$1,228,739
9/30/25	$1,301,877	$1,171,145	$1,233,109
10/31/25	$1,307,174	$1,178,462	$1,237,519
11/30/25	$1,311,576	$1,185,785	$1,241,620
12/31/25	$1,316,389	$1,184,031	$1,245,747
1/31/26	$1,321,916	$1,185,295	$1,249,776
2/28/26	$1,326,005	$1,204,706	$1,253,375
3/31/26	$1,327,632	$1,183,475	$1,257,326

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.51%	3.39%	2.87%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,409,461
# of Portfolio Holdings	1,423
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$24,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.7%
U.S. Government Agencies	19.9%
Asset-Backed Securities	15.7%
Non-Agency Mortgage-Backed Securities	6.6%
Sovereign Issues	4.1%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	33.5%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTSNX

PIMCO Short-Term Fund

Annual Shareholder Report |

March 31, 2026

PIMS2197TSRAR_033126

Class A: PCLAX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.23%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized assets, including U.S. agency mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the UBS Prompt Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Underweight exposure to natural gas contributed to relative performance versus the Index, as this commodity posted negative returns.

  Overweight exposure to precious metals contributed to relative performance versus the Index, as the sector posted positive returns.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/16	$9,448	$10,000	$10,000
4/30/16	$10,463	$10,039	$11,044
5/31/16	$10,552	$10,219	$11,179
6/30/16	$10,704	$10,246	$11,334
7/31/16	$10,045	$10,623	$10,555
8/31/16	$10,205	$10,638	$10,663
9/30/16	$10,704	$10,640	$11,135
10/31/16	$10,633	$10,446	$10,969
11/30/16	$10,953	$10,833	$11,257
12/31/16	$11,309	$11,047	$11,633
1/31/17	$11,416	$11,257	$11,627
2/28/17	$11,452	$11,704	$11,672
3/31/17	$10,999	$11,717	$11,249
4/30/17	$10,732	$11,838	$10,945
5/31/17	$10,553	$12,004	$10,789
6/30/17	$10,415	$12,079	$10,632
7/31/17	$10,976	$12,327	$11,160
8/31/17	$11,013	$12,365	$11,160
9/30/17	$11,326	$12,620	$11,448
10/31/17	$11,795	$12,915	$11,877
11/30/17	$11,990	$13,311	$12,043
12/31/17	$12,472	$13,459	$12,524
1/31/18	$12,877	$14,229	$12,930
2/28/18	$12,573	$13,705	$12,615
3/31/18	$12,877	$13,357	$12,870
4/30/18	$13,403	$13,408	$13,435
5/31/18	$13,687	$13,731	$13,707
6/30/18	$13,587	$13,815	$13,611
7/31/18	$13,184	$14,329	$13,183
8/31/18	$13,248	$14,796	$13,236
9/30/18	$13,696	$14,881	$13,663
10/31/18	$12,966	$13,864	$13,031
11/30/18	$11,506	$14,146	$11,792
12/31/18	$10,902	$12,869	$11,090
1/31/19	$11,842	$13,900	$12,017
2/28/19	$12,453	$14,346	$12,492
3/31/19	$12,601	$14,625	$12,616
4/30/19	$12,978	$15,217	$12,922
5/31/19	$11,940	$14,250	$12,055
6/30/19	$12,429	$15,255	$12,566
7/31/19	$12,453	$15,474	$12,547
8/31/19	$11,717	$15,229	$11,922
9/30/19	$11,910	$15,514	$12,156
10/31/19	$12,125	$15,850	$12,372
11/30/19	$12,125	$16,425	$12,355
12/31/19	$12,993	$16,921	$13,186
1/31/20	$11,792	$16,914	$12,038
2/29/20	$10,832	$15,522	$11,128
3/31/20	$7,809	$13,605	$8,422
4/30/20	$7,448	$15,349	$7,882
5/31/20	$8,894	$16,080	$9,357
6/30/20	$9,390	$16,399	$9,870
7/31/20	$9,921	$17,324	$10,329
8/31/20	$10,477	$18,569	$10,887
9/30/20	$10,121	$17,864	$10,511
10/31/20	$9,687	$17,389	$10,037
11/30/20	$11,015	$19,292	$11,415
12/31/20	$11,740	$20,034	$12,120
1/31/21	$12,295	$19,832	$12,669
2/28/21	$13,600	$20,378	$14,022
3/31/21	$13,358	$21,271	$13,767
4/30/21	$14,421	$22,406	$14,882
5/31/21	$14,856	$22,563	$15,304
6/30/21	$15,494	$23,089	$15,972
7/31/21	$15,758	$23,638	$16,287
8/31/21	$15,560	$24,357	$16,043
9/30/21	$16,257	$23,224	$16,854
10/31/21	$17,144	$24,851	$17,761
11/30/21	$15,569	$24,679	$16,126
12/31/21	$16,834	$25,785	$17,371
1/31/22	$18,386	$24,450	$19,117
2/28/22	$19,695	$23,718	$20,594
3/31/22	$21,504	$24,599	$22,499
4/30/22	$22,323	$22,454	$23,359
5/31/22	$23,215	$22,495	$24,268
6/30/22	$21,324	$20,638	$22,423
7/31/22	$21,429	$22,541	$22,466
8/31/22	$20,877	$21,622	$21,945
9/30/22	$19,364	$19,631	$20,551
10/31/22	$20,282	$21,220	$21,485
11/30/22	$20,568	$22,406	$21,796
12/31/22	$20,657	$21,115	$21,797
1/31/23	$20,940	$22,442	$21,962
2/28/23	$20,247	$21,894	$21,121
3/31/23	$20,081	$22,698	$20,965
4/30/23	$20,049	$23,052	$20,882
5/31/23	$18,738	$23,152	$19,526
6/30/23	$19,474	$24,682	$20,244
7/31/23	$21,392	$25,475	$22,220
8/31/23	$21,456	$25,069	$22,243
9/30/23	$21,787	$23,874	$22,728
10/31/23	$21,210	$23,372	$22,145
11/30/23	$20,826	$25,507	$21,603
12/31/23	$20,376	$26,665	$21,111
1/31/24	$20,930	$27,114	$21,647
2/29/24	$20,995	$28,561	$21,763
3/31/24	$22,057	$29,480	$22,911
4/30/24	$22,417	$28,276	$23,392
5/31/24	$22,319	$29,678	$23,244
6/30/24	$22,351	$30,743	$23,297
7/31/24	$21,549	$31,117	$22,436
8/31/24	$21,282	$31,872	$22,170
9/30/24	$21,504	$32,553	$22,414
10/31/24	$21,470	$32,258	$22,389
11/30/24	$21,504	$34,151	$22,472
12/31/24	$22,042	$33,337	$23,021
1/31/25	$22,673	$34,265	$23,769
2/28/25	$22,357	$33,818	$23,443
3/31/25	$22,932	$31,913	$24,115
4/30/25	$20,944	$31,696	$22,114
5/31/25	$21,157	$33,692	$22,399
6/30/25	$22,085	$35,405	$23,441
7/31/25	$22,764	$36,199	$24,088
8/31/25	$22,836	$36,933	$24,036
9/30/25	$23,071	$38,281	$24,206
10/31/25	$23,394	$39,178	$24,551
11/30/25	$23,250	$39,274	$24,504
12/31/25	$23,388	$39,298	$24,556
1/31/26	$25,018	$39,868	$26,743
2/28/26	$25,669	$39,565	$27,361
3/31/26	$30,237	$37,594	$32,672

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	31.86%	17.75%	12.34%
Class A (including sales charge)	24.53%	16.43%	11.70%
S&P 500 Index	17.80%	12.06%	14.16%
UBS Prompt Commodity Index Total Return	35.48%	18.87%	12.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,601,114
# of Portfolio Holdings	987
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$23,710
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Asset-Backed Securities	8.9%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	5.5%
Sovereign Issues	2.0%
U.S. Treasury Obligations	1.6%
Non-Agency Mortgage-Backed Securities	0.9%
Commodities	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	80.0%
Affiliated Investments	10.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(20.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCLAX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS6016TSRAR_033126

Class C: PCPCX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	1.98%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized assets, including U.S. agency mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the UBS Prompt Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Underweight exposure to natural gas contributed to relative performance versus the Index, as this commodity posted negative returns.

  Overweight exposure to precious metals contributed to relative performance versus the Index, as the sector posted positive returns.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/16	$10,000	$10,000	$10,000
4/30/16	$11,064	$10,039	$11,044
5/31/16	$11,161	$10,219	$11,179
6/30/16	$11,296	$10,246	$11,334
7/31/16	$10,619	$10,623	$10,555
8/31/16	$10,774	$10,638	$10,663
9/30/16	$11,277	$10,640	$11,135
10/31/16	$11,199	$10,446	$10,969
11/30/16	$11,528	$10,833	$11,257
12/31/16	$11,915	$11,047	$11,633
1/31/17	$11,992	$11,257	$11,627
2/28/17	$12,031	$11,704	$11,672
3/31/17	$11,567	$11,717	$11,249
4/30/17	$11,277	$11,838	$10,945
5/31/17	$11,083	$12,004	$10,789
6/30/17	$10,915	$12,079	$10,632
7/31/17	$11,504	$12,327	$11,160
8/31/17	$11,544	$12,365	$11,160
9/30/17	$11,848	$12,620	$11,448
10/31/17	$12,336	$12,915	$11,877
11/30/17	$12,527	$13,311	$12,043
12/31/17	$13,026	$13,459	$12,524
1/31/18	$13,444	$14,229	$12,930
2/28/18	$13,114	$13,705	$12,615
3/31/18	$13,422	$13,357	$12,870
4/30/18	$13,971	$13,408	$13,435
5/31/18	$14,256	$13,731	$13,707
6/30/18	$14,134	$13,815	$13,611
7/31/18	$13,720	$14,329	$13,183
8/31/18	$13,766	$14,796	$13,236
9/30/18	$14,229	$14,881	$13,663
10/31/18	$13,459	$13,864	$13,031
11/30/18	$11,945	$14,146	$11,792
12/31/18	$11,313	$12,869	$11,090
1/31/19	$12,283	$13,900	$12,017
2/28/19	$12,896	$14,346	$12,492
3/31/19	$13,035	$14,625	$12,616
4/30/19	$13,419	$15,217	$12,922
5/31/19	$12,343	$14,250	$12,055
6/30/19	$12,829	$15,255	$12,566
7/31/19	$12,855	$15,474	$12,547
8/31/19	$12,082	$15,229	$11,922
9/30/19	$12,266	$15,514	$12,156
10/31/19	$12,500	$15,850	$12,372
11/30/19	$12,500	$16,425	$12,355
12/31/19	$13,360	$16,921	$13,186
1/31/20	$12,115	$16,914	$12,038
2/29/20	$11,129	$15,522	$11,128
3/31/20	$8,002	$13,605	$8,422
4/30/20	$7,664	$15,349	$7,882
5/31/20	$9,119	$16,080	$9,357
6/30/20	$9,645	$16,399	$9,870
7/31/20	$10,164	$17,324	$10,329
8/31/20	$10,736	$18,569	$10,887
9/30/20	$10,346	$17,864	$10,511
10/31/20	$9,905	$17,389	$10,037
11/30/20	$11,256	$19,292	$11,415
12/31/20	$11,984	$20,034	$12,120
1/31/21	$12,530	$19,832	$12,669
2/28/21	$13,882	$20,378	$14,022
3/31/21	$13,622	$21,271	$13,767
4/30/21	$14,701	$22,406	$14,882
5/31/21	$15,130	$22,563	$15,304
6/30/21	$15,766	$23,089	$15,972
7/31/21	$16,015	$23,638	$16,287
8/31/21	$15,816	$24,357	$16,043
9/30/21	$16,515	$23,224	$16,854
10/31/21	$17,390	$24,851	$17,761
11/30/21	$15,814	$24,679	$16,126
12/31/21	$17,065	$25,785	$17,371
1/31/22	$18,642	$24,450	$19,117
2/28/22	$19,943	$23,718	$20,594
3/31/22	$21,768	$24,599	$22,499
4/30/22	$22,564	$22,454	$23,359
5/31/22	$23,470	$22,495	$24,268
6/30/22	$21,542	$20,638	$22,423
7/31/22	$21,663	$22,541	$22,466
8/31/22	$21,058	$21,622	$21,945
9/30/22	$19,525	$19,631	$20,551
10/31/22	$20,426	$21,220	$21,485
11/30/22	$20,693	$22,406	$21,796
12/31/22	$20,781	$21,115	$21,797
1/31/23	$21,041	$22,442	$21,962
2/28/23	$20,335	$21,894	$21,121
3/31/23	$20,149	$22,698	$20,965
4/30/23	$20,112	$23,052	$20,882
5/31/23	$18,791	$23,152	$19,526
6/30/23	$19,546	$24,682	$20,244
7/31/23	$21,432	$25,475	$22,220
8/31/23	$21,470	$25,069	$22,243
9/30/23	$21,810	$23,874	$22,728
10/31/23	$21,206	$23,372	$22,145
11/30/23	$20,791	$25,507	$21,603
12/31/23	$20,371	$26,665	$21,111
1/31/24	$20,870	$27,114	$21,647
2/29/24	$20,947	$28,561	$21,763
3/31/24	$22,012	$29,480	$22,911
4/30/24	$22,320	$28,276	$23,392
5/31/24	$22,243	$29,678	$23,244
6/30/24	$22,251	$30,743	$23,297
7/31/24	$21,462	$31,117	$22,436
8/31/24	$21,147	$31,872	$22,170
9/30/24	$21,374	$32,553	$22,414
10/31/24	$21,334	$32,258	$22,389
11/30/24	$21,334	$34,151	$22,472
12/31/24	$21,846	$33,337	$23,021
1/31/25	$22,471	$34,265	$23,769
2/28/25	$22,138	$33,818	$23,443
3/31/25	$22,704	$31,913	$24,115
4/30/25	$20,720	$31,696	$22,114
5/31/25	$20,931	$33,692	$22,399
6/30/25	$21,840	$35,405	$23,441
7/31/25	$22,478	$36,199	$24,088
8/31/25	$22,520	$36,933	$24,036
9/30/25	$22,762	$38,281	$24,206
10/31/25	$23,061	$39,178	$24,551
11/30/25	$22,890	$39,274	$24,504
12/31/25	$23,011	$39,298	$24,556
1/31/26	$24,603	$39,868	$26,743
2/28/26	$25,248	$39,565	$27,361
3/31/26	$29,700	$37,594	$32,672

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	30.82%	16.87%	11.50%
Class C (including sales charge)	29.82%	16.87%	11.50%
S&P 500 Index	17.80%	12.06%	14.16%
UBS Prompt Commodity Index Total Return	35.48%	18.87%	12.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,601,114
# of Portfolio Holdings	987
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$23,710
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Asset-Backed Securities	8.9%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	5.5%
Sovereign Issues	2.0%
U.S. Treasury Obligations	1.6%
Non-Agency Mortgage-Backed Securities	0.9%
Commodities	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	80.0%
Affiliated Investments	10.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(20.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class C shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCPCX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS6216TSRAR_033126

Institutional Class: PCLIX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$94	0.81%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized assets, including U.S. agency mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the UBS Prompt Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Underweight exposure to natural gas contributed to relative performance versus the Index, as this commodity posted negative returns.

  Overweight exposure to precious metals contributed to relative performance versus the Index, as the sector posted positive returns.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,108,007	$1,003,877	$1,104,424
5/31/16	$1,117,318	$1,021,904	$1,117,925
6/30/16	$1,134,214	$1,024,552	$1,133,447
7/31/16	$1,065,191	$1,062,326	$1,055,538
8/31/16	$1,081,980	$1,063,818	$1,066,290
9/30/16	$1,136,079	$1,064,019	$1,113,465
10/31/16	$1,128,617	$1,044,610	$1,096,883
11/30/16	$1,162,196	$1,083,297	$1,125,682
12/31/16	$1,201,371	$1,104,710	$1,163,349
1/31/17	$1,212,564	$1,125,662	$1,162,716
2/28/17	$1,216,295	$1,170,357	$1,167,220
3/31/17	$1,170,543	$1,171,723	$1,124,943
4/30/17	$1,142,450	$1,183,756	$1,094,537
5/31/17	$1,123,722	$1,200,415	$1,078,937
6/30/17	$1,108,286	$1,207,907	$1,063,175
7/31/17	$1,169,202	$1,232,745	$1,116,008
8/31/17	$1,175,097	$1,236,519	$1,116,024
9/30/17	$1,207,529	$1,262,026	$1,144,827
10/31/17	$1,256,816	$1,291,476	$1,187,692
11/30/17	$1,279,406	$1,331,085	$1,204,287
12/31/17	$1,331,580	$1,345,885	$1,252,409
1/31/18	$1,374,190	$1,422,942	$1,293,047
2/28/18	$1,342,232	$1,370,497	$1,261,485
3/31/18	$1,375,470	$1,335,668	$1,286,961
4/30/18	$1,433,048	$1,340,793	$1,343,507
5/31/18	$1,462,903	$1,373,082	$1,370,728
6/30/18	$1,453,602	$1,381,533	$1,361,131
7/31/18	$1,411,178	$1,432,945	$1,318,316
8/31/18	$1,417,876	$1,479,638	$1,323,564
9/30/18	$1,464,764	$1,488,060	$1,366,332
10/31/18	$1,387,794	$1,386,351	$1,303,094
11/30/18	$1,231,522	$1,414,602	$1,179,224
12/31/18	$1,169,982	$1,286,877	$1,109,027
1/31/19	$1,269,133	$1,390,001	$1,201,738
2/28/19	$1,336,060	$1,434,632	$1,249,212
3/31/19	$1,352,770	$1,462,509	$1,261,614
4/30/19	$1,392,631	$1,521,726	$1,292,179
5/31/19	$1,283,014	$1,425,023	$1,205,513
6/30/19	$1,333,351	$1,525,453	$1,256,580
7/31/19	$1,338,373	$1,547,377	$1,254,738
8/31/19	$1,260,531	$1,522,866	$1,192,206
9/30/19	$1,280,027	$1,551,360	$1,215,560
10/31/19	$1,305,374	$1,584,962	$1,237,233
11/30/19	$1,305,374	$1,642,494	$1,235,544
12/31/19	$1,396,458	$1,692,068	$1,318,625
1/31/20	$1,269,276	$1,691,405	$1,203,793
2/29/20	$1,167,531	$1,552,170	$1,112,762
3/31/20	$840,802	$1,360,457	$842,218
4/30/20	$805,023	$1,534,859	$788,202
5/31/20	$958,360	$1,607,961	$935,728
6/30/20	$1,014,198	$1,639,939	$987,012
7/31/20	$1,070,542	$1,732,407	$1,032,891
8/31/20	$1,132,009	$1,856,933	$1,088,720
9/30/20	$1,093,053	$1,786,376	$1,051,069
10/31/20	$1,044,302	$1,738,869	$1,003,705
11/30/20	$1,190,556	$1,929,213	$1,141,526
12/31/20	$1,268,723	$2,003,388	$1,211,985
1/31/21	$1,327,793	$1,983,162	$1,266,889
2/28/21	$1,471,616	$2,037,848	$1,402,189
3/31/21	$1,445,933	$2,127,097	$1,376,715
4/30/21	$1,562,790	$2,240,617	$1,488,197
5/31/21	$1,610,302	$2,256,266	$1,530,389
6/30/21	$1,679,994	$2,308,938	$1,597,198
7/31/21	$1,707,648	$2,363,787	$1,628,682
8/31/21	$1,686,907	$2,435,659	$1,604,263
9/30/21	$1,763,567	$2,322,377	$1,685,440
10/31/21	$1,858,958	$2,485,087	$1,776,126
11/30/21	$1,691,442	$2,467,868	$1,612,562
12/31/21	$1,827,385	$2,578,469	$1,737,068
1/31/22	$1,999,648	$2,445,041	$1,911,749
2/28/22	$2,141,649	$2,371,833	$2,059,390
3/31/22	$2,340,006	$2,459,898	$2,249,888
4/30/22	$2,428,356	$2,245,390	$2,335,877
5/31/22	$2,526,803	$2,249,509	$2,426,752
6/30/22	$2,320,133	$2,063,826	$2,242,299
7/31/22	$2,336,607	$2,254,120	$2,246,587
8/31/22	$2,276,201	$2,162,193	$2,194,480
9/30/22	$2,109,854	$1,963,058	$2,055,085
10/31/22	$2,211,462	$2,121,990	$2,148,508
11/30/22	$2,241,346	$2,240,575	$2,179,575
12/31/22	$2,253,314	$2,111,486	$2,179,663
1/31/23	$2,286,065	$2,244,159	$2,196,217
2/28/23	$2,210,736	$2,189,404	$2,112,063
3/31/23	$2,192,099	$2,269,786	$2,096,477
4/30/23	$2,188,777	$2,305,214	$2,088,162
5/31/23	$2,049,280	$2,315,234	$1,952,626
6/30/23	$2,132,314	$2,468,213	$2,024,414
7/31/23	$2,341,560	$2,547,505	$2,221,975
8/31/23	$2,348,203	$2,506,944	$2,224,340
9/30/23	$2,387,021	$2,387,418	$2,272,788
10/31/23	$2,323,679	$2,337,219	$2,214,489
11/30/23	$2,280,339	$2,550,667	$2,160,344
12/31/23	$2,236,369	$2,666,546	$2,111,122
1/31/24	$2,294,060	$2,711,355	$2,164,717
2/29/24	$2,304,241	$2,856,129	$2,176,314
3/31/24	$2,419,826	$2,948,024	$2,291,134
4/30/24	$2,460,666	$2,827,613	$2,339,184
5/31/24	$2,450,456	$2,967,819	$2,324,445
6/30/24	$2,455,929	$3,074,311	$2,329,697
7/31/24	$2,368,963	$3,111,733	$2,243,594
8/31/24	$2,337,655	$3,187,213	$2,216,957
9/30/24	$2,366,909	$3,255,283	$2,241,433
10/31/24	$2,363,339	$3,225,762	$2,238,913
11/30/24	$2,366,909	$3,415,118	$2,247,203
12/31/24	$2,425,995	$3,333,707	$2,302,054
1/31/25	$2,499,068	$3,426,543	$2,376,897
2/28/25	$2,462,532	$3,381,833	$2,344,335
3/31/25	$2,527,968	$3,191,285	$2,411,544
4/30/25	$2,309,912	$3,169,646	$2,211,396
5/31/25	$2,335,783	$3,369,158	$2,239,851
6/30/25	$2,438,271	$3,540,489	$2,344,085
7/31/25	$2,512,722	$3,619,947	$2,408,775
8/31/25	$2,520,167	$3,693,330	$2,403,556
9/30/25	$2,547,336	$3,828,137	$2,420,559
10/31/25	$2,588,543	$3,917,767	$2,455,087
11/30/25	$2,569,813	$3,927,370	$2,450,350
12/31/25	$2,586,888	$3,929,774	$2,455,566
1/31/26	$2,768,159	$3,986,756	$2,674,330
2/28/26	$2,839,912	$3,956,458	$2,736,114
3/31/26	$3,348,920	$3,759,445	$3,267,172

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	32.47%	18.29%	12.85%
S&P 500 Index	17.80%	12.06%	14.16%
UBS Prompt Commodity Index Total Return	35.48%	18.87%	12.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,601,114
# of Portfolio Holdings	987
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$23,710
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Asset-Backed Securities	8.9%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	5.5%
Sovereign Issues	2.0%
U.S. Treasury Obligations	1.6%
Non-Agency Mortgage-Backed Securities	0.9%
Commodities	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	80.0%
Affiliated Investments	10.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(20.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCLIX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS1970TSRAR_033126

I-2: PCLPX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$106	0.91%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized assets, including U.S. agency mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the UBS Prompt Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Underweight exposure to natural gas contributed to relative performance versus the Index, as this commodity posted negative returns.

  Overweight exposure to precious metals contributed to relative performance versus the Index, as the sector posted positive returns.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,106,542	$1,003,877	$1,104,424
5/31/16	$1,117,757	$1,021,904	$1,117,925
6/30/16	$1,134,531	$1,024,552	$1,133,447
7/31/16	$1,065,261	$1,062,326	$1,055,538
8/31/16	$1,082,110	$1,063,818	$1,066,290
9/30/16	$1,134,531	$1,064,019	$1,113,465
10/31/16	$1,128,914	$1,044,610	$1,096,883
11/30/16	$1,162,613	$1,083,297	$1,125,682
12/31/16	$1,201,929	$1,104,710	$1,163,349
1/31/17	$1,211,289	$1,125,662	$1,162,716
2/28/17	$1,215,034	$1,170,357	$1,167,220
3/31/17	$1,169,908	$1,171,723	$1,124,943
4/30/17	$1,141,740	$1,183,756	$1,094,537
5/31/17	$1,122,961	$1,200,415	$1,078,937
6/30/17	$1,107,242	$1,207,907	$1,063,175
7/31/17	$1,168,318	$1,232,745	$1,116,008
8/31/17	$1,172,258	$1,236,519	$1,116,024
9/30/17	$1,206,399	$1,262,026	$1,144,827
10/31/17	$1,255,808	$1,291,476	$1,187,692
11/30/17	$1,276,395	$1,331,085	$1,204,287
12/31/17	$1,328,378	$1,345,885	$1,252,409
1/31/18	$1,373,226	$1,422,942	$1,293,047
2/28/18	$1,339,056	$1,370,497	$1,261,485
3/31/18	$1,372,348	$1,335,668	$1,286,961
4/30/18	$1,430,064	$1,340,793	$1,343,507
5/31/18	$1,459,990	$1,373,082	$1,370,728
6/30/18	$1,450,536	$1,381,533	$1,361,131
7/31/18	$1,408,005	$1,432,945	$1,318,316
8/31/18	$1,414,720	$1,479,638	$1,323,564
9/30/18	$1,463,588	$1,488,060	$1,366,332
10/31/18	$1,386,434	$1,386,351	$1,303,094
11/30/18	$1,229,788	$1,414,602	$1,179,224
12/31/18	$1,165,357	$1,286,877	$1,109,027
1/31/19	$1,267,233	$1,390,001	$1,201,738
2/28/19	$1,331,837	$1,434,632	$1,249,212
3/31/19	$1,348,378	$1,462,509	$1,261,614
4/30/19	$1,388,330	$1,521,726	$1,292,179
5/31/19	$1,278,462	$1,425,023	$1,205,513
6/30/19	$1,331,167	$1,525,453	$1,256,580
7/31/19	$1,333,683	$1,547,377	$1,254,738
8/31/19	$1,255,676	$1,522,866	$1,192,206
9/30/19	$1,277,434	$1,551,360	$1,215,560
10/31/19	$1,300,291	$1,584,962	$1,237,233
11/30/19	$1,300,291	$1,642,494	$1,235,544
12/31/19	$1,391,229	$1,692,068	$1,318,625
1/31/20	$1,263,827	$1,691,405	$1,203,793
2/29/20	$1,161,906	$1,552,170	$1,112,762
3/31/20	$836,842	$1,360,457	$842,218
4/30/20	$801,014	$1,534,859	$788,202
5/31/20	$954,563	$1,607,961	$935,728
6/30/20	$1,010,407	$1,639,939	$987,012
7/31/20	$1,066,825	$1,732,407	$1,032,891
8/31/20	$1,125,809	$1,856,933	$1,088,720
9/30/20	$1,086,509	$1,786,376	$1,051,069
10/31/20	$1,040,274	$1,738,869	$1,003,705
11/30/20	$1,184,115	$1,929,213	$1,141,526
12/31/20	$1,264,795	$2,003,388	$1,211,985
1/31/21	$1,323,922	$1,983,162	$1,266,889
2/28/21	$1,465,311	$2,037,848	$1,402,189
3/31/21	$1,438,319	$2,127,097	$1,376,715
4/30/21	$1,554,001	$2,240,617	$1,488,197
5/31/21	$1,601,560	$2,256,266	$1,530,389
6/30/21	$1,671,467	$2,308,938	$1,597,198
7/31/21	$1,699,287	$2,363,787	$1,628,682
8/31/21	$1,678,422	$2,435,659	$1,604,263
9/30/21	$1,754,891	$2,322,377	$1,685,440
10/31/21	$1,848,485	$2,485,087	$1,776,126
11/30/21	$1,682,355	$2,467,868	$1,612,562
12/31/21	$1,818,612	$2,578,469	$1,737,068
1/31/22	$1,987,132	$2,445,041	$1,911,749
2/28/22	$2,127,566	$2,371,833	$2,059,390
3/31/22	$2,324,079	$2,459,898	$2,249,888
4/30/22	$2,412,978	$2,245,390	$2,335,877
5/31/22	$2,512,037	$2,249,509	$2,426,752
6/30/22	$2,306,446	$2,063,826	$2,242,299
7/31/22	$2,320,274	$2,254,120	$2,246,587
8/31/22	$2,259,432	$2,162,193	$2,194,480
9/30/22	$2,096,552	$1,963,058	$2,055,085
10/31/22	$2,195,958	$2,121,990	$2,148,508
11/30/22	$2,229,093	$2,240,575	$2,179,575
12/31/22	$2,236,975	$2,111,486	$2,179,663
1/31/23	$2,270,017	$2,244,159	$2,196,217
2/28/23	$2,194,020	$2,189,404	$2,112,063
3/31/23	$2,178,062	$2,269,786	$2,096,477
4/30/23	$2,174,711	$2,305,214	$2,088,162
5/31/23	$2,033,974	$2,315,234	$1,952,626
6/30/23	$2,114,395	$2,468,213	$2,024,414
7/31/23	$2,325,500	$2,547,505	$2,221,975
8/31/23	$2,328,850	$2,506,944	$2,224,340
9/30/23	$2,370,478	$2,387,418	$2,272,788
10/31/23	$2,306,593	$2,337,219	$2,214,489
11/30/23	$2,262,882	$2,550,667	$2,160,344
12/31/23	$2,217,913	$2,666,546	$2,111,122
1/31/24	$2,276,099	$2,711,355	$2,164,717
2/29/24	$2,286,367	$2,856,129	$2,176,314
3/31/24	$2,402,509	$2,948,024	$2,291,134
4/30/24	$2,440,263	$2,827,613	$2,339,184
5/31/24	$2,429,966	$2,967,819	$2,324,445
6/30/24	$2,435,012	$3,074,311	$2,329,697
7/31/24	$2,350,804	$3,111,733	$2,243,594
8/31/24	$2,319,226	$3,187,213	$2,216,957
9/30/24	$2,348,227	$3,255,283	$2,241,433
10/31/24	$2,344,625	$3,225,762	$2,238,913
11/30/24	$2,344,625	$3,415,118	$2,247,203
12/31/24	$2,403,653	$3,333,707	$2,302,054
1/31/25	$2,473,698	$3,426,543	$2,376,897
2/28/25	$2,440,519	$3,381,833	$2,344,335
3/31/25	$2,506,094	$3,191,285	$2,411,544
4/30/25	$2,289,795	$3,169,646	$2,211,396
5/31/25	$2,315,900	$3,369,158	$2,239,851
6/30/25	$2,415,227	$3,540,489	$2,344,085
7/31/25	$2,490,351	$3,619,947	$2,408,775
8/31/25	$2,497,864	$3,693,330	$2,403,556
9/30/25	$2,524,709	$3,828,137	$2,420,559
10/31/25	$2,562,504	$3,917,767	$2,455,087
11/30/25	$2,547,386	$3,927,370	$2,450,350
12/31/25	$2,560,187	$3,929,774	$2,455,566
1/31/26	$2,743,057	$3,986,756	$2,674,330
2/28/26	$2,815,444	$3,956,458	$2,736,114
3/31/26	$3,316,887	$3,759,445	$3,267,172

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	32.35%	18.19%	12.74%
S&P 500 Index	17.80%	12.06%	14.16%
UBS Prompt Commodity Index Total Return	35.48%	18.87%	12.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,601,114
# of Portfolio Holdings	987
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$23,710
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Asset-Backed Securities	8.9%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	5.5%
Sovereign Issues	2.0%
U.S. Treasury Obligations	1.6%
Non-Agency Mortgage-Backed Securities	0.9%
Commodities	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	80.0%
Affiliated Investments	10.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(20.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCLPX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS1980TSRAR_033126

I-3: PCLNX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$112	0.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized assets, including U.S. agency mortgage-backed securities and collateralized loan obligations, contributed to relative performance versus the UBS Prompt Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Underweight exposure to natural gas contributed to relative performance versus the Index, as this commodity posted negative returns.

  Overweight exposure to precious metals contributed to relative performance versus the Index, as the sector posted positive returns.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	S&P 500 Index	UBS Prompt Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,107,880	$1,003,877	$1,104,424
5/31/16	$1,117,051	$1,021,904	$1,117,925
6/30/16	$1,133,803	$1,024,552	$1,133,447
7/31/16	$1,064,665	$1,062,326	$1,055,538
8/31/16	$1,081,306	$1,063,818	$1,066,290
9/30/16	$1,135,236	$1,064,019	$1,113,465
10/31/16	$1,127,634	$1,044,610	$1,096,883
11/30/16	$1,161,046	$1,083,297	$1,125,682
12/31/16	$1,200,031	$1,104,710	$1,163,349
1/31/17	$1,211,057	$1,125,662	$1,162,716
2/28/17	$1,214,643	$1,170,357	$1,167,220
3/31/17	$1,168,806	$1,171,723	$1,124,943
4/30/17	$1,140,610	$1,183,756	$1,094,537
5/31/17	$1,121,768	$1,200,415	$1,078,937
6/30/17	$1,106,225	$1,207,907	$1,063,175
7/31/17	$1,166,886	$1,232,745	$1,116,008
8/31/17	$1,172,622	$1,236,519	$1,116,024
9/30/17	$1,204,839	$1,262,026	$1,144,827
10/31/17	$1,253,861	$1,291,476	$1,187,692
11/30/17	$1,276,240	$1,331,085	$1,204,287
12/31/17	$1,328,121	$1,345,885	$1,252,409
1/31/18	$1,370,448	$1,422,942	$1,293,047
2/28/18	$1,338,423	$1,370,497	$1,261,485
3/31/18	$1,371,395	$1,335,668	$1,286,961
4/30/18	$1,428,676	$1,340,793	$1,343,507
5/31/18	$1,458,573	$1,373,082	$1,370,728
6/30/18	$1,445,525	$1,381,533	$1,361,131
7/31/18	$1,405,247	$1,432,945	$1,318,316
8/31/18	$1,411,960	$1,479,638	$1,323,564
9/30/18	$1,458,928	$1,488,060	$1,366,332
10/31/18	$1,381,773	$1,386,351	$1,303,094
11/30/18	$1,227,463	$1,414,602	$1,179,224
12/31/18	$1,162,706	$1,286,877	$1,109,027
1/31/19	$1,264,567	$1,390,001	$1,201,738
2/28/19	$1,329,162	$1,434,632	$1,249,212
3/31/19	$1,345,429	$1,462,509	$1,261,614
4/30/19	$1,385,368	$1,521,726	$1,292,179
5/31/19	$1,275,537	$1,425,023	$1,205,513
6/30/19	$1,328,063	$1,525,453	$1,256,580
7/31/19	$1,330,578	$1,547,377	$1,254,738
8/31/19	$1,252,605	$1,522,866	$1,192,206
9/30/19	$1,274,153	$1,551,360	$1,215,560
10/31/19	$1,296,996	$1,584,962	$1,237,233
11/30/19	$1,296,996	$1,642,494	$1,235,544
12/31/19	$1,387,675	$1,692,068	$1,318,625
1/31/20	$1,260,365	$1,691,405	$1,203,793
2/29/20	$1,158,518	$1,552,170	$1,112,762
3/31/20	$836,183	$1,360,457	$842,218
4/30/20	$797,826	$1,534,859	$788,202
5/31/20	$951,254	$1,607,961	$935,728
6/30/20	$1,006,951	$1,639,939	$987,012
7/31/20	$1,063,320	$1,732,407	$1,032,891
8/31/20	$1,124,813	$1,856,933	$1,088,720
9/30/20	$1,085,345	$1,786,376	$1,051,069
10/31/20	$1,036,594	$1,738,869	$1,003,705
11/30/20	$1,180,280	$1,929,213	$1,141,526
12/31/20	$1,260,482	$2,003,388	$1,211,985
1/31/21	$1,319,527	$1,983,162	$1,266,889
2/28/21	$1,460,722	$2,037,848	$1,402,189
3/31/21	$1,433,766	$2,127,097	$1,376,715
4/30/21	$1,549,289	$2,240,617	$1,488,197
5/31/21	$1,596,782	$2,256,266	$1,530,389
6/30/21	$1,666,631	$2,308,938	$1,597,198
7/31/21	$1,694,447	$2,363,787	$1,628,682
8/31/21	$1,673,585	$2,435,659	$1,604,263
9/30/21	$1,749,034	$2,322,377	$1,685,440
10/31/21	$1,844,903	$2,485,087	$1,776,126
11/30/21	$1,676,547	$2,467,868	$1,612,562
12/31/21	$1,812,332	$2,578,469	$1,737,068
1/31/22	$1,980,704	$2,445,041	$1,911,749
2/28/22	$2,121,013	$2,371,833	$2,059,390
3/31/22	$2,317,499	$2,459,898	$2,249,888
4/30/22	$2,406,340	$2,245,390	$2,335,877
5/31/22	$2,502,797	$2,249,509	$2,426,752
6/30/22	$2,299,600	$2,063,826	$2,242,299
7/31/22	$2,313,420	$2,254,120	$2,246,587
8/31/22	$2,252,613	$2,162,193	$2,194,480
9/30/22	$2,089,398	$1,963,058	$2,055,085
10/31/22	$2,188,750	$2,121,990	$2,148,508
11/30/22	$2,218,856	$2,240,575	$2,179,575
12/31/22	$2,229,018	$2,111,486	$2,179,663
1/31/23	$2,262,041	$2,244,159	$2,196,217
2/28/23	$2,186,089	$2,189,404	$2,112,063
3/31/23	$2,169,852	$2,269,786	$2,096,477
4/30/23	$2,166,503	$2,305,214	$2,088,162
5/31/23	$2,025,865	$2,315,234	$1,952,626
6/30/23	$2,106,230	$2,468,213	$2,024,414
7/31/23	$2,313,839	$2,547,505	$2,221,975
8/31/23	$2,320,536	$2,506,944	$2,224,340
9/30/23	$2,358,345	$2,387,418	$2,272,788
10/31/23	$2,297,875	$2,337,219	$2,214,489
11/30/23	$2,254,202	$2,550,667	$2,160,344
12/31/23	$2,209,466	$2,666,546	$2,111,122
1/31/24	$2,267,610	$2,711,355	$2,164,717
2/29/24	$2,277,871	$2,856,129	$2,176,314
3/31/24	$2,390,315	$2,948,024	$2,291,134
4/30/24	$2,431,468	$2,827,613	$2,339,184
5/31/24	$2,421,180	$2,967,819	$2,324,445
6/30/24	$2,426,019	$3,074,311	$2,329,697
7/31/24	$2,338,374	$3,111,733	$2,243,594
8/31/24	$2,310,327	$3,187,213	$2,216,957
9/30/24	$2,335,336	$3,255,283	$2,241,433
10/31/24	$2,331,737	$3,225,762	$2,238,913
11/30/24	$2,335,336	$3,415,118	$2,247,203
12/31/24	$2,394,094	$3,333,707	$2,302,054
1/31/25	$2,464,075	$3,426,543	$2,376,897
2/28/25	$2,430,926	$3,381,833	$2,344,335
3/31/25	$2,492,524	$3,191,285	$2,411,544
4/30/25	$2,280,156	$3,169,646	$2,211,396
5/31/25	$2,302,511	$3,369,158	$2,239,851
6/30/25	$2,405,185	$3,540,489	$2,344,085
7/31/25	$2,476,478	$3,619,947	$2,408,775
8/31/25	$2,483,982	$3,693,330	$2,403,556
9/30/25	$2,510,728	$3,828,137	$2,420,559
10/31/25	$2,548,483	$3,917,767	$2,455,087
11/30/25	$2,533,381	$3,927,370	$2,450,350
12/31/25	$2,549,573	$3,929,774	$2,455,566
1/31/26	$2,728,424	$3,986,756	$2,674,330
2/28/26	$2,800,725	$3,956,458	$2,736,114
3/31/26	$3,297,505	$3,759,445	$3,267,172

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	32.30%	18.12%	12.67%
S&P 500 Index	17.80%	12.06%	14.16%
UBS Prompt Commodity Index Total Return	35.48%	18.87%	12.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,601,114
# of Portfolio Holdings	987
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$23,710
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Asset-Backed Securities	8.9%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	5.5%
Sovereign Issues	2.0%
U.S. Treasury Obligations	1.6%
Non-Agency Mortgage-Backed Securities	0.9%
Commodities	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	80.0%
Affiliated Investments	10.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(20.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCLNX

PIMCO CommoditiesPLUS® Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS2176TSRAR_033126

Class A: PCRAX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$167	1.45%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$9,444	$10,000	$10,000
4/30/16	$10,271	$10,039	$10,851
5/31/16	$10,195	$10,219	$10,831
6/30/16	$10,713	$10,246	$11,278
7/31/16	$10,186	$10,623	$10,702
8/31/16	$9,990	$10,638	$10,513
9/30/16	$10,375	$10,640	$10,842
10/31/16	$10,315	$10,446	$10,789
11/30/16	$10,391	$10,833	$10,933
12/31/16	$10,607	$11,047	$11,130
1/31/17	$10,682	$11,257	$11,145
2/28/17	$10,697	$11,704	$11,169
3/31/17	$10,423	$11,717	$10,871
4/30/17	$10,256	$11,838	$10,708
5/31/17	$10,088	$12,004	$10,565
6/30/17	$10,001	$12,079	$10,545
7/31/17	$10,268	$12,327	$10,784
8/31/17	$10,330	$12,365	$10,827
9/30/17	$10,305	$12,620	$10,811
10/31/17	$10,561	$12,915	$11,043
11/30/17	$10,497	$13,311	$10,992
12/31/17	$10,854	$13,459	$11,320
1/31/18	$11,051	$14,229	$11,545
2/28/18	$10,805	$13,705	$11,345
3/31/18	$10,805	$13,357	$11,275
4/30/18	$11,068	$13,408	$11,566
5/31/18	$11,215	$13,731	$11,730
6/30/18	$10,842	$13,815	$11,320
7/31/18	$10,575	$14,329	$11,078
8/31/18	$10,408	$14,796	$10,882
9/30/18	$10,590	$14,881	$11,091
10/31/18	$10,217	$13,864	$10,851
11/30/18	$9,979	$14,146	$10,790
12/31/18	$9,309	$12,869	$10,047
1/31/19	$9,930	$13,900	$10,594
2/28/19	$10,102	$14,346	$10,701
3/31/19	$10,161	$14,625	$10,682
4/30/19	$10,195	$15,217	$10,637
5/31/19	$9,780	$14,250	$10,279
6/30/19	$10,111	$15,255	$10,555
7/31/19	$10,023	$15,474	$10,485
8/31/19	$9,743	$15,229	$10,241
9/30/19	$9,792	$15,514	$10,362
10/31/19	$10,023	$15,850	$10,571
11/30/19	$9,792	$16,425	$10,300
12/31/19	$10,403	$16,921	$10,820
1/31/20	$9,616	$16,914	$10,024
2/29/20	$9,114	$15,522	$9,519
3/31/20	$7,435	$13,605	$8,299
4/30/20	$7,542	$15,349	$8,172
5/31/20	$8,027	$16,080	$8,526
6/30/20	$8,326	$16,399	$8,721
7/31/20	$8,904	$17,324	$9,219
8/31/20	$9,626	$18,569	$9,842
9/30/20	$9,280	$17,864	$9,512
10/31/20	$9,371	$17,389	$9,646
11/30/20	$9,806	$19,292	$9,985
12/31/20	$10,447	$20,034	$10,482
1/31/21	$10,810	$19,832	$10,757
2/28/21	$11,519	$20,378	$11,453
3/31/21	$11,337	$21,271	$11,207
4/30/21	$12,354	$22,406	$12,136
5/31/21	$12,809	$22,563	$12,467
6/30/21	$13,012	$23,089	$12,698
7/31/21	$13,389	$23,638	$12,932
8/31/21	$13,322	$24,357	$12,893
9/30/21	$13,930	$23,224	$13,535
10/31/21	$14,337	$24,851	$13,885
11/30/21	$13,274	$24,679	$12,870
12/31/21	$13,873	$25,785	$13,323
1/31/22	$14,916	$24,450	$14,493
2/28/22	$15,936	$23,718	$15,396
3/31/22	$17,230	$24,599	$16,727
4/30/22	$17,907	$22,454	$17,420
5/31/22	$18,221	$22,495	$17,685
6/30/22	$15,912	$20,638	$15,780
7/31/22	$16,893	$22,541	$16,452
8/31/22	$16,522	$21,622	$16,467
9/30/22	$14,551	$19,631	$15,132
10/31/22	$15,024	$21,220	$15,433
11/30/22	$15,438	$22,406	$15,856
12/31/22	$15,044	$21,115	$15,467
1/31/23	$15,012	$22,442	$15,392
2/28/23	$14,266	$21,894	$14,668
3/31/23	$14,392	$22,698	$14,638
4/30/23	$14,279	$23,052	$14,528
5/31/23	$13,281	$23,152	$13,709
6/30/23	$13,734	$24,682	$14,263
7/31/23	$14,664	$25,475	$15,155
8/31/23	$14,517	$25,069	$15,039
9/30/23	$14,336	$23,874	$14,935
10/31/23	$14,313	$23,372	$14,975
11/30/23	$14,131	$25,507	$14,637
12/31/23	$13,859	$26,665	$14,244
1/31/24	$13,950	$27,114	$14,300
2/29/24	$13,666	$28,561	$14,090
3/31/24	$14,167	$29,480	$14,556
4/30/24	$14,384	$28,276	$14,948
5/31/24	$14,681	$29,678	$15,210
6/30/24	$14,489	$30,743	$14,976
7/31/24	$14,016	$31,117	$14,372
8/31/24	$14,005	$31,872	$14,379
9/30/24	$14,740	$32,553	$15,078
10/31/24	$14,345	$32,258	$14,798
11/30/24	$14,380	$34,151	$14,858
12/31/24	$14,444	$33,337	$15,010
1/31/25	$15,051	$34,265	$15,603
2/28/25	$15,284	$33,818	$15,725
3/31/25	$15,981	$31,913	$16,343
4/30/25	$15,184	$31,696	$15,557
5/31/25	$15,008	$33,692	$15,467
6/30/25	$15,447	$35,405	$15,840
7/31/25	$15,435	$36,199	$15,768
8/31/25	$16,001	$36,933	$16,072
9/30/25	$16,316	$38,281	$16,417
10/31/25	$16,786	$39,178	$16,892
11/30/25	$17,207	$39,274	$17,433
12/31/25	$17,159	$39,298	$17,377
1/31/26	$18,660	$39,868	$19,178
2/28/26	$18,976	$39,565	$19,389
3/31/26	$20,805	$37,594	$21,620

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	30.18%	12.91%	8.22%
Class A (including sales charge)	23.05%	11.65%	7.60%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCRAX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2026

PIMS4049TSRAR_033126

Administrative Class: PCRRX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$147	1.28%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,087,163	$1,003,877	$1,085,121
5/31/16	$1,079,239	$1,021,904	$1,083,071
6/30/16	$1,133,778	$1,024,552	$1,127,811
7/31/16	$1,078,200	$1,062,326	$1,070,163
8/31/16	$1,057,557	$1,063,818	$1,051,305
9/30/16	$1,098,817	$1,064,019	$1,084,233
10/31/16	$1,092,437	$1,044,610	$1,078,936
11/30/16	$1,100,411	$1,083,297	$1,093,324
12/31/16	$1,123,689	$1,104,710	$1,113,031
1/31/17	$1,131,670	$1,125,662	$1,114,539
2/28/17	$1,133,266	$1,170,357	$1,116,866
3/31/17	$1,104,794	$1,171,723	$1,087,140
4/30/17	$1,087,104	$1,183,756	$1,070,772
5/31/17	$1,069,414	$1,200,415	$1,056,550
6/30/17	$1,060,634	$1,207,907	$1,054,519
7/31/17	$1,088,763	$1,232,745	$1,078,363
8/31/17	$1,095,382	$1,236,519	$1,082,709
9/30/17	$1,093,276	$1,262,026	$1,081,096
10/31/17	$1,120,396	$1,291,476	$1,104,278
11/30/17	$1,115,311	$1,331,085	$1,099,184
12/31/17	$1,151,991	$1,345,885	$1,132,000
1/31/18	$1,172,779	$1,422,942	$1,154,481
2/28/18	$1,146,794	$1,370,497	$1,134,514
3/31/18	$1,146,794	$1,335,668	$1,127,463
4/30/18	$1,174,511	$1,340,793	$1,156,602
5/31/18	$1,191,834	$1,373,082	$1,172,987
6/30/18	$1,151,141	$1,381,533	$1,131,979
7/31/18	$1,122,892	$1,432,945	$1,107,819
8/31/18	$1,105,236	$1,479,638	$1,088,206
9/30/18	$1,125,001	$1,488,060	$1,109,073
10/31/18	$1,087,322	$1,386,351	$1,085,131
11/30/18	$1,062,202	$1,414,602	$1,079,020
12/31/18	$988,495	$1,286,877	$1,004,702
1/31/19	$1,055,975	$1,390,001	$1,059,422
2/28/19	$1,076,037	$1,434,632	$1,070,147
3/31/19	$1,080,839	$1,462,509	$1,068,237
4/30/19	$1,084,503	$1,521,726	$1,063,734
5/31/19	$1,040,536	$1,425,023	$1,027,944
6/30/19	$1,076,034	$1,525,453	$1,055,550
7/31/19	$1,066,742	$1,547,377	$1,048,450
8/31/19	$1,037,007	$1,522,866	$1,024,131
9/30/19	$1,044,540	$1,551,360	$1,036,161
10/31/19	$1,067,165	$1,584,962	$1,057,112
11/30/19	$1,042,654	$1,642,494	$1,030,044
12/31/19	$1,108,127	$1,692,068	$1,081,973
1/31/20	$1,024,638	$1,691,405	$1,002,373
2/29/20	$971,509	$1,552,170	$951,852
3/31/20	$793,945	$1,360,457	$829,928
4/30/20	$803,464	$1,534,859	$817,160
5/31/20	$856,775	$1,607,961	$852,628
6/30/20	$886,803	$1,639,939	$872,087
7/31/20	$950,010	$1,732,407	$921,862
8/31/20	$1,028,539	$1,856,933	$984,209
9/30/20	$990,505	$1,786,376	$951,225
10/31/20	$1,000,121	$1,738,869	$964,624
11/30/20	$1,046,281	$1,929,213	$998,506
12/31/20	$1,115,544	$2,003,388	$1,048,173
1/31/21	$1,154,144	$1,983,162	$1,075,695
2/28/21	$1,231,345	$2,037,848	$1,145,298
3/31/21	$1,210,115	$2,127,097	$1,120,709
4/30/21	$1,320,125	$2,240,617	$1,213,623
5/31/21	$1,368,375	$2,256,266	$1,246,735
6/30/21	$1,390,430	$2,308,938	$1,269,816
7/31/21	$1,430,494	$2,363,787	$1,293,162
8/31/21	$1,425,780	$2,435,659	$1,289,337
9/30/21	$1,491,010	$2,322,377	$1,353,485
10/31/21	$1,534,227	$2,485,087	$1,388,460
11/30/21	$1,418,980	$2,467,868	$1,286,956
12/31/21	$1,482,627	$2,578,469	$1,332,324
1/31/22	$1,595,750	$2,445,041	$1,449,286
2/28/22	$1,706,465	$2,371,833	$1,539,572
3/31/22	$1,844,501	$2,459,898	$1,672,699
4/30/22	$1,918,896	$2,245,390	$1,741,960
5/31/22	$1,952,246	$2,249,509	$1,768,524
6/30/22	$1,702,415	$2,063,826	$1,577,974
7/31/22	$1,809,343	$2,254,120	$1,645,235
8/31/22	$1,769,948	$2,162,193	$1,646,684
9/30/22	$1,558,598	$1,963,058	$1,513,164
10/31/22	$1,608,774	$2,121,990	$1,543,292
11/30/22	$1,652,678	$2,240,575	$1,585,550
12/31/22	$1,612,254	$2,111,486	$1,546,738
1/31/23	$1,612,254	$2,244,159	$1,539,159
2/28/23	$1,529,750	$2,189,404	$1,466,834
3/31/23	$1,543,749	$2,269,786	$1,463,813
4/30/23	$1,531,726	$2,305,214	$1,452,813
5/31/23	$1,424,722	$2,315,234	$1,370,928
6/30/23	$1,472,814	$2,468,213	$1,426,304
7/31/23	$1,573,807	$2,547,505	$1,515,539
8/31/23	$1,558,177	$2,506,944	$1,503,927
9/30/23	$1,538,940	$2,387,418	$1,493,485
10/31/23	$1,536,535	$2,337,219	$1,497,452
11/30/23	$1,518,501	$2,550,667	$1,463,719
12/31/23	$1,487,781	$2,666,546	$1,424,350
1/31/24	$1,498,606	$2,711,355	$1,430,017
2/29/24	$1,468,537	$2,856,129	$1,408,983
3/31/24	$1,522,234	$2,948,024	$1,455,593
4/30/24	$1,546,454	$2,827,613	$1,494,763
5/31/24	$1,577,940	$2,967,819	$1,521,005
6/30/24	$1,556,999	$3,074,311	$1,497,612
7/31/24	$1,506,891	$3,111,733	$1,437,167
8/31/24	$1,505,669	$3,187,213	$1,437,867
9/30/24	$1,585,740	$3,255,283	$1,507,770
10/31/24	$1,543,815	$3,225,762	$1,479,828
11/30/24	$1,547,514	$3,415,118	$1,485,847
12/31/24	$1,555,328	$3,333,707	$1,500,992
1/31/25	$1,619,772	$3,426,543	$1,560,338
2/28/25	$1,645,797	$3,381,833	$1,572,492
3/31/25	$1,720,682	$3,191,285	$1,634,276
4/30/25	$1,634,711	$3,169,646	$1,555,686
5/31/25	$1,616,021	$3,369,158	$1,546,719
6/30/25	$1,663,292	$3,540,489	$1,583,976
7/31/25	$1,663,292	$3,619,947	$1,576,783
8/31/25	$1,724,753	$3,693,330	$1,607,158
9/30/25	$1,759,065	$3,828,137	$1,641,720
10/31/25	$1,809,061	$3,917,767	$1,689,234
11/30/25	$1,855,110	$3,927,370	$1,743,329
12/31/25	$1,849,328	$3,929,774	$1,737,729
1/31/26	$2,011,596	$3,986,756	$1,917,837
2/28/26	$2,046,464	$3,956,458	$1,938,908
3/31/26	$2,243,600	$3,759,445	$2,161,975

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	30.39%	13.14%	8.42%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PCRRX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2026

PIMS0410TSRAR_033126

Class C: PCRCX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$252	2.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,864	$10,039	$10,851
5/31/16	$10,781	$10,219	$10,831
6/30/16	$11,321	$10,246	$11,278
7/31/16	$10,756	$10,623	$10,702
8/31/16	$10,540	$10,638	$10,513
9/30/16	$10,927	$10,640	$10,842
10/31/16	$10,861	$10,446	$10,789
11/30/16	$10,944	$10,833	$10,933
12/31/16	$11,161	$11,047	$11,130
1/31/17	$11,244	$11,257	$11,145
2/28/17	$11,244	$11,704	$11,169
3/31/17	$10,943	$11,717	$10,871
4/30/17	$10,758	$11,838	$10,708
5/31/17	$10,574	$12,004	$10,565
6/30/17	$10,476	$12,079	$10,545
7/31/17	$10,752	$12,327	$10,784
8/31/17	$10,803	$12,365	$10,827
9/30/17	$10,789	$12,620	$10,811
10/31/17	$11,054	$12,915	$11,043
11/30/17	$10,965	$13,311	$10,992
12/31/17	$11,335	$13,459	$11,320
1/31/18	$11,533	$14,229	$11,545
2/28/18	$11,263	$13,705	$11,345
3/31/18	$11,245	$13,357	$11,275
4/30/18	$11,515	$13,408	$11,566
5/31/18	$11,677	$13,731	$11,730
6/30/18	$11,270	$13,815	$11,320
7/31/18	$10,995	$14,329	$11,078
8/31/18	$10,812	$14,796	$10,882
9/30/18	$10,991	$14,881	$11,091
10/31/18	$10,600	$13,864	$10,851
11/30/18	$10,359	$14,146	$10,790
12/31/18	$9,638	$12,869	$10,047
1/31/19	$10,280	$13,900	$10,594
2/28/19	$10,468	$14,346	$10,701
3/31/19	$10,514	$14,625	$10,682
4/30/19	$10,533	$15,217	$10,637
5/31/19	$10,098	$14,250	$10,279
6/30/19	$10,426	$15,255	$10,555
7/31/19	$10,350	$15,474	$10,485
8/31/19	$10,043	$15,229	$10,241
9/30/19	$10,094	$15,514	$10,362
10/31/19	$10,327	$15,850	$10,571
11/30/19	$10,075	$16,425	$10,300
12/31/19	$10,697	$16,921	$10,820
1/31/20	$9,878	$16,914	$10,024
2/29/20	$9,352	$15,522	$9,519
3/31/20	$7,647	$13,605	$8,299
4/30/20	$7,725	$15,349	$8,172
5/31/20	$8,232	$16,080	$8,526
6/30/20	$8,527	$16,399	$8,721
7/31/20	$9,115	$17,324	$9,219
8/31/20	$9,859	$18,569	$9,842
9/30/20	$9,489	$17,864	$9,512
10/31/20	$9,567	$17,389	$9,646
11/30/20	$10,019	$19,292	$9,985
12/31/20	$10,654	$20,034	$10,482
1/31/21	$11,027	$19,832	$10,757
2/28/21	$11,755	$20,378	$11,453
3/31/21	$11,539	$21,271	$11,207
4/30/21	$12,580	$22,406	$12,136
5/31/21	$13,032	$22,563	$12,467
6/30/21	$13,223	$23,089	$12,698
7/31/21	$13,613	$23,638	$12,932
8/31/21	$13,540	$24,357	$12,893
9/30/21	$14,136	$23,224	$13,535
10/31/21	$14,558	$24,851	$13,885
11/30/21	$13,466	$24,679	$12,870
12/31/21	$14,049	$25,785	$13,323
1/31/22	$15,092	$24,450	$14,493
2/28/22	$16,134	$23,718	$15,396
3/31/22	$17,434	$24,599	$16,727
4/30/22	$18,099	$22,454	$17,420
5/31/22	$18,418	$22,495	$17,685
6/30/22	$16,074	$20,638	$15,780
7/31/22	$17,044	$22,541	$16,452
8/31/22	$16,662	$21,622	$16,467
9/30/22	$14,655	$19,631	$15,132
10/31/22	$15,118	$21,220	$15,433
11/30/22	$15,548	$22,406	$15,856
12/31/22	$15,135	$21,115	$15,467
1/31/23	$15,098	$22,442	$15,392
2/28/23	$14,331	$21,894	$14,668
3/31/23	$14,453	$22,698	$14,638
4/30/23	$14,325	$23,052	$14,528
5/31/23	$13,322	$23,152	$13,709
6/30/23	$13,759	$24,682	$14,263
7/31/23	$14,684	$25,475	$15,155
8/31/23	$14,530	$25,069	$15,039
9/30/23	$14,337	$23,874	$14,935
10/31/23	$14,312	$23,372	$14,975
11/30/23	$14,119	$25,507	$14,637
12/31/23	$13,836	$26,665	$14,244
1/31/24	$13,926	$27,114	$14,300
2/29/24	$13,631	$28,561	$14,090
3/31/24	$14,113	$29,480	$14,556
4/30/24	$14,320	$28,276	$14,948
5/31/24	$14,617	$29,678	$15,210
6/30/24	$14,406	$30,743	$14,976
7/31/24	$13,923	$31,117	$14,372
8/31/24	$13,910	$31,872	$14,379
9/30/24	$14,625	$32,553	$15,078
10/31/24	$14,230	$32,258	$14,798
11/30/24	$14,257	$34,151	$14,858
12/31/24	$14,311	$33,337	$15,010
1/31/25	$14,904	$34,265	$15,603
2/28/25	$15,128	$33,818	$15,725
3/31/25	$15,803	$31,913	$16,343
4/30/25	$15,009	$31,696	$15,557
5/31/25	$14,824	$33,692	$15,467
6/30/25	$15,246	$35,405	$15,840
7/31/25	$15,232	$36,199	$15,768
8/31/25	$15,777	$36,933	$16,072
9/30/25	$16,079	$38,281	$16,417
10/31/25	$16,528	$39,178	$16,892
11/30/25	$16,935	$39,274	$17,433
12/31/25	$16,877	$39,298	$17,377
1/31/26	$18,338	$39,868	$19,178
2/28/26	$18,639	$39,565	$19,389
3/31/26	$20,415	$37,594	$21,620

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	29.19%	12.09%	7.40%
Class C (including sales charge)	28.19%	12.09%	7.40%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class C shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCRCX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2026

PIMS4249TSRAR_033126

Institutional Class: PCRIX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$119	1.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,087,227	$1,003,877	$1,085,121
5/31/16	$1,079,439	$1,021,904	$1,083,071
6/30/16	$1,135,563	$1,024,552	$1,127,811
7/31/16	$1,079,331	$1,062,326	$1,070,163
8/31/16	$1,059,026	$1,063,818	$1,051,305
9/30/16	$1,100,306	$1,064,019	$1,084,233
10/31/16	$1,094,028	$1,044,610	$1,078,936
11/30/16	$1,103,446	$1,083,297	$1,093,324
12/31/16	$1,125,757	$1,104,710	$1,113,031
1/31/17	$1,135,190	$1,125,662	$1,114,539
2/28/17	$1,136,763	$1,170,357	$1,116,866
3/31/17	$1,107,696	$1,171,723	$1,087,140
4/30/17	$1,090,265	$1,183,756	$1,070,772
5/31/17	$1,072,833	$1,200,415	$1,056,550
6/30/17	$1,063,030	$1,207,907	$1,054,519
7/31/17	$1,092,378	$1,232,745	$1,078,363
8/31/17	$1,098,900	$1,236,519	$1,082,709
9/30/17	$1,097,514	$1,262,026	$1,081,096
10/31/17	$1,125,912	$1,291,476	$1,104,278
11/30/17	$1,119,230	$1,331,085	$1,099,184
12/31/17	$1,156,103	$1,345,885	$1,132,000
1/31/18	$1,178,303	$1,422,942	$1,154,481
2/28/18	$1,152,688	$1,370,497	$1,134,514
3/31/18	$1,152,688	$1,335,668	$1,127,463
4/30/18	$1,181,719	$1,340,793	$1,156,602
5/31/18	$1,198,796	$1,373,082	$1,172,987
6/30/18	$1,159,184	$1,381,533	$1,131,979
7/31/18	$1,131,335	$1,432,945	$1,107,819
8/31/18	$1,112,190	$1,479,638	$1,088,206
9/30/18	$1,132,520	$1,488,060	$1,109,073
10/31/18	$1,093,590	$1,386,351	$1,085,131
11/30/18	$1,068,816	$1,414,602	$1,079,020
12/31/18	$996,875	$1,286,877	$1,004,702
1/31/19	$1,063,453	$1,390,001	$1,059,422
2/28/19	$1,083,246	$1,434,632	$1,070,147
3/31/19	$1,090,318	$1,462,509	$1,068,237
4/30/19	$1,093,934	$1,521,726	$1,063,734
5/31/19	$1,050,538	$1,425,023	$1,027,944
6/30/19	$1,084,236	$1,525,453	$1,055,550
7/31/19	$1,076,897	$1,547,377	$1,048,450
8/31/19	$1,045,710	$1,522,866	$1,024,131
9/30/19	$1,053,785	$1,551,360	$1,036,161
10/31/19	$1,077,988	$1,584,962	$1,057,112
11/30/19	$1,051,923	$1,642,494	$1,030,044
12/31/19	$1,119,155	$1,692,068	$1,081,973
1/31/20	$1,034,797	$1,691,405	$1,002,373
2/29/20	$980,433	$1,552,170	$951,852
3/31/20	$801,684	$1,360,457	$829,928
4/30/20	$812,976	$1,534,859	$817,160
5/31/20	$865,669	$1,607,961	$852,628
6/30/20	$897,574	$1,639,939	$872,087
7/31/20	$960,064	$1,732,407	$921,862
8/31/20	$1,039,596	$1,856,933	$984,209
9/30/20	$1,002,599	$1,786,376	$951,225
10/31/20	$1,012,111	$1,738,869	$964,624
11/30/20	$1,059,673	$1,929,213	$998,506
12/31/20	$1,128,298	$2,003,388	$1,048,173
1/31/21	$1,168,390	$1,983,162	$1,075,695
2/28/21	$1,246,665	$2,037,848	$1,145,298
3/31/21	$1,225,664	$2,127,097	$1,120,709
4/30/21	$1,338,303	$2,240,617	$1,213,623
5/31/21	$1,386,032	$2,256,266	$1,246,735
6/30/21	$1,407,938	$2,308,938	$1,269,816
7/31/21	$1,452,009	$2,363,787	$1,293,162
8/31/21	$1,445,050	$2,435,659	$1,289,337
9/30/21	$1,510,126	$2,322,377	$1,353,485
10/31/21	$1,555,028	$2,485,087	$1,388,460
11/30/21	$1,441,592	$2,467,868	$1,286,956
12/31/21	$1,506,055	$2,578,469	$1,332,324
1/31/22	$1,619,898	$2,445,041	$1,449,286
2/28/22	$1,731,370	$2,371,833	$1,539,572
3/31/22	$1,872,789	$2,459,898	$1,672,699
4/30/22	$1,948,509	$2,245,390	$1,741,960
5/31/22	$1,983,844	$2,249,509	$1,768,524
6/30/22	$1,731,259	$2,063,826	$1,577,974
7/31/22	$1,838,945	$2,254,120	$1,645,235
8/31/22	$1,800,288	$2,162,193	$1,646,684
9/30/22	$1,582,720	$1,963,058	$1,513,164
10/31/22	$1,637,931	$2,121,990	$1,543,292
11/30/22	$1,683,941	$2,240,575	$1,585,550
12/31/22	$1,639,339	$2,111,486	$1,546,738
1/31/23	$1,639,339	$2,244,159	$1,539,159
2/28/23	$1,555,529	$2,189,404	$1,466,834
3/31/23	$1,572,183	$2,269,786	$1,463,813
4/30/23	$1,559,306	$2,305,214	$1,452,813
5/31/23	$1,451,606	$2,315,234	$1,370,928
6/30/23	$1,500,773	$2,468,213	$1,426,304
7/31/23	$1,603,790	$2,547,505	$1,515,539
8/31/23	$1,588,572	$2,506,944	$1,503,927
9/30/23	$1,568,671	$2,387,418	$1,493,485
10/31/23	$1,567,500	$2,337,219	$1,497,452
11/30/23	$1,548,770	$2,550,667	$1,463,719
12/31/23	$1,518,495	$2,666,546	$1,424,350
1/31/24	$1,529,048	$2,711,355	$1,430,017
2/29/24	$1,498,561	$2,856,129	$1,408,983
3/31/24	$1,554,015	$2,948,024	$1,455,593
4/30/24	$1,577,632	$2,827,613	$1,494,763
5/31/24	$1,611,877	$2,967,819	$1,521,005
6/30/24	$1,591,006	$3,074,311	$1,497,612
7/31/24	$1,538,569	$3,111,733	$1,437,167
8/31/24	$1,538,569	$3,187,213	$1,437,867
9/30/24	$1,619,644	$3,255,283	$1,507,770
10/31/24	$1,577,559	$3,225,762	$1,479,828
11/30/24	$1,581,166	$3,415,118	$1,485,847
12/31/24	$1,589,748	$3,333,707	$1,500,992
1/31/25	$1,657,448	$3,426,543	$1,560,338
2/28/25	$1,684,044	$3,381,833	$1,572,492
3/31/25	$1,760,280	$3,191,285	$1,634,276
4/30/25	$1,673,968	$3,169,646	$1,555,686
5/31/25	$1,654,517	$3,369,158	$1,546,719
6/30/25	$1,702,547	$3,540,489	$1,583,976
7/31/25	$1,702,547	$3,619,947	$1,576,783
8/31/25	$1,766,205	$3,693,330	$1,607,158
9/30/25	$1,801,811	$3,828,137	$1,641,720
10/31/25	$1,853,071	$3,917,767	$1,689,234
11/30/25	$1,901,769	$3,927,370	$1,743,329
12/31/25	$1,896,065	$3,929,774	$1,737,729
1/31/26	$2,063,211	$3,986,756	$1,917,837
2/28/26	$2,099,774	$3,956,458	$1,938,908
3/31/26	$2,300,872	$3,759,445	$2,161,975

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	30.71%	13.42%	8.69%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCRIX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2026

PIMS0045TSRAR_033126

I-2: PCRPX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$130	1.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,087,500	$1,003,877	$1,085,121
5/31/16	$1,079,688	$1,021,904	$1,083,071
6/30/16	$1,135,748	$1,024,552	$1,127,811
7/31/16	$1,079,352	$1,062,326	$1,070,163
8/31/16	$1,058,987	$1,063,818	$1,051,305
9/30/16	$1,100,018	$1,064,019	$1,084,233
10/31/16	$1,093,723	$1,044,610	$1,078,936
11/30/16	$1,103,165	$1,083,297	$1,093,324
12/31/16	$1,125,245	$1,104,710	$1,113,031
1/31/17	$1,134,701	$1,125,662	$1,114,539
2/28/17	$1,136,277	$1,170,357	$1,116,866
3/31/17	$1,106,936	$1,171,723	$1,087,140
4/30/17	$1,089,466	$1,183,756	$1,070,772
5/31/17	$1,071,997	$1,200,415	$1,056,550
6/30/17	$1,061,974	$1,207,907	$1,054,519
7/31/17	$1,091,382	$1,232,745	$1,078,363
8/31/17	$1,097,917	$1,236,519	$1,082,709
9/30/17	$1,096,206	$1,262,026	$1,081,096
10/31/17	$1,124,657	$1,291,476	$1,104,278
11/30/17	$1,117,963	$1,331,085	$1,099,184
12/31/17	$1,154,561	$1,345,885	$1,132,000
1/31/18	$1,176,797	$1,422,942	$1,154,481
2/28/18	$1,151,140	$1,370,497	$1,134,514
3/31/18	$1,151,140	$1,335,668	$1,127,463
4/30/18	$1,178,508	$1,340,793	$1,156,602
5/31/18	$1,195,612	$1,373,082	$1,172,987
6/30/18	$1,155,830	$1,381,533	$1,131,979
7/31/18	$1,127,937	$1,432,945	$1,107,819
8/31/18	$1,110,503	$1,479,638	$1,088,206
9/30/18	$1,130,556	$1,488,060	$1,109,073
10/31/18	$1,091,571	$1,386,351	$1,085,131
11/30/18	$1,066,763	$1,414,602	$1,079,020
12/31/18	$994,255	$1,286,877	$1,004,702
1/31/19	$1,060,899	$1,390,001	$1,059,422
2/28/19	$1,080,712	$1,434,632	$1,070,147
3/31/19	$1,087,553	$1,462,509	$1,068,237
4/30/19	$1,091,172	$1,521,726	$1,063,734
5/31/19	$1,047,742	$1,425,023	$1,027,944
6/30/19	$1,081,246	$1,525,453	$1,055,550
7/31/19	$1,073,903	$1,547,377	$1,048,450
8/31/19	$1,042,695	$1,522,866	$1,024,131
9/30/19	$1,050,550	$1,551,360	$1,036,161
10/31/19	$1,074,765	$1,584,962	$1,057,112
11/30/19	$1,048,687	$1,642,494	$1,030,044
12/31/19	$1,115,680	$1,692,068	$1,081,973
1/31/20	$1,031,301	$1,691,405	$1,002,373
2/29/20	$978,798	$1,552,170	$951,852
3/31/20	$799,879	$1,360,457	$829,928
4/30/20	$809,290	$1,534,859	$817,160
5/31/20	$861,988	$1,607,961	$852,628
6/30/20	$893,841	$1,639,939	$872,087
7/31/20	$956,334	$1,732,407	$921,862
8/31/20	$1,035,871	$1,856,933	$984,209
9/30/20	$998,672	$1,786,376	$951,225
10/31/20	$1,006,281	$1,738,869	$964,624
11/30/20	$1,053,836	$1,929,213	$998,506
12/31/20	$1,124,121	$2,003,388	$1,048,173
1/31/21	$1,162,292	$1,983,162	$1,075,695
2/28/21	$1,240,541	$2,037,848	$1,145,298
3/31/21	$1,219,548	$2,127,097	$1,120,709
4/30/21	$1,332,151	$2,240,617	$1,213,623
5/31/21	$1,379,864	$2,256,266	$1,246,735
6/30/21	$1,401,791	$2,308,938	$1,269,816
7/31/21	$1,443,566	$2,363,787	$1,293,162
8/31/21	$1,438,924	$2,435,659	$1,289,337
9/30/21	$1,503,590	$2,322,377	$1,353,485
10/31/21	$1,548,508	$2,485,087	$1,388,460
11/30/21	$1,432,666	$2,467,868	$1,286,956
12/31/21	$1,496,724	$2,578,469	$1,332,324
1/31/22	$1,610,580	$2,445,041	$1,449,286
2/28/22	$1,722,063	$2,371,833	$1,539,572
3/31/22	$1,863,189	$2,459,898	$1,672,699
4/30/22	$1,936,404	$2,245,390	$1,741,960
5/31/22	$1,971,749	$2,249,509	$1,768,524
6/30/22	$1,721,410	$2,063,826	$1,577,974
7/31/22	$1,829,171	$2,254,120	$1,645,235
8/31/22	$1,787,724	$2,162,193	$1,646,684
9/30/22	$1,575,254	$1,963,058	$1,513,164
10/31/22	$1,627,456	$2,121,990	$1,543,292
11/30/22	$1,673,516	$2,240,575	$1,585,550
12/31/22	$1,631,762	$2,111,486	$1,546,738
1/31/23	$1,628,405	$2,244,159	$1,539,159
2/28/23	$1,544,467	$2,189,404	$1,466,834
3/31/23	$1,561,976	$2,269,786	$1,463,813
4/30/23	$1,549,077	$2,305,214	$1,452,813
5/31/23	$1,441,193	$2,315,234	$1,370,928
6/30/23	$1,490,444	$2,468,213	$1,426,304
7/31/23	$1,592,465	$2,547,505	$1,515,539
8/31/23	$1,577,221	$2,506,944	$1,503,927
9/30/23	$1,557,285	$2,387,418	$1,493,485
10/31/23	$1,556,113	$2,337,219	$1,497,452
11/30/23	$1,537,350	$2,550,667	$1,463,719
12/31/23	$1,506,804	$2,666,546	$1,424,350
1/31/24	$1,518,539	$2,711,355	$1,430,017
2/29/24	$1,486,854	$2,856,129	$1,408,983
3/31/24	$1,542,043	$2,948,024	$1,455,593
4/30/24	$1,565,676	$2,827,613	$1,494,763
5/31/24	$1,598,762	$2,967,819	$1,521,005
6/30/24	$1,577,581	$3,074,311	$1,497,612
7/31/24	$1,527,499	$3,111,733	$1,437,167
8/31/24	$1,526,307	$3,187,213	$1,437,867
9/30/24	$1,607,341	$3,255,283	$1,507,770
10/31/24	$1,565,233	$3,225,762	$1,479,828
11/30/24	$1,568,842	$3,415,118	$1,485,847
12/31/24	$1,576,968	$3,333,707	$1,500,992
1/31/25	$1,643,482	$3,426,543	$1,560,338
2/28/25	$1,668,878	$3,381,833	$1,572,492
3/31/25	$1,744,808	$3,191,285	$1,634,276
4/30/25	$1,658,480	$3,169,646	$1,555,686
5/31/25	$1,639,026	$3,369,158	$1,546,719
6/30/25	$1,688,000	$3,540,489	$1,583,976
7/31/25	$1,688,000	$3,619,947	$1,576,783
8/31/25	$1,750,426	$3,693,330	$1,607,158
9/30/25	$1,785,705	$3,828,137	$1,641,720
10/31/25	$1,836,981	$3,917,767	$1,689,234
11/30/25	$1,884,412	$3,927,370	$1,743,329
12/31/25	$1,878,366	$3,929,774	$1,737,729
1/31/26	$2,042,952	$3,986,756	$1,917,837
2/28/26	$2,079,527	$3,956,458	$1,938,908
3/31/26	$2,279,380	$3,759,445	$2,161,975

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	30.64%	13.32%	8.59%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCRPX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2026

PIMS1921TSRAR_033126

Class R: PCSRX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$195	1.70%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,877	$10,039	$10,851
5/31/16	$10,795	$10,219	$10,831
6/30/16	$11,350	$10,246	$11,278
7/31/16	$10,781	$10,623	$10,702
8/31/16	$10,569	$10,638	$10,513
9/30/16	$10,961	$10,640	$10,842
10/31/16	$10,896	$10,446	$10,789
11/30/16	$10,994	$10,833	$10,933
12/31/16	$11,206	$11,047	$11,130
1/31/17	$11,288	$11,257	$11,145
2/28/17	$11,304	$11,704	$11,169
3/31/17	$11,003	$11,717	$10,871
4/30/17	$10,822	$11,838	$10,708
5/31/17	$10,658	$12,004	$10,565
6/30/17	$10,559	$12,079	$10,545
7/31/17	$10,829	$12,327	$10,784
8/31/17	$10,897	$12,365	$10,827
9/30/17	$10,879	$12,620	$10,811
10/31/17	$11,139	$12,915	$11,043
11/30/17	$11,070	$13,311	$10,992
12/31/17	$11,431	$13,459	$11,320
1/31/18	$11,643	$14,229	$11,545
2/28/18	$11,395	$13,705	$11,345
3/31/18	$11,378	$13,357	$11,275
4/30/18	$11,660	$13,408	$11,566
5/31/18	$11,819	$13,731	$11,730
6/30/18	$11,412	$13,815	$11,320
7/31/18	$11,124	$14,329	$11,078
8/31/18	$10,944	$14,796	$10,882
9/30/18	$11,152	$14,881	$11,091
10/31/18	$10,750	$13,864	$10,851
11/30/18	$10,512	$14,146	$10,790
12/31/18	$9,783	$12,869	$10,047
1/31/19	$10,433	$13,900	$10,594
2/28/19	$10,618	$14,346	$10,701
3/31/19	$10,676	$14,625	$10,682
4/30/19	$10,713	$15,217	$10,637
5/31/19	$10,285	$14,250	$10,279
6/30/19	$10,618	$15,255	$10,555
7/31/19	$10,524	$15,474	$10,485
8/31/19	$10,221	$15,229	$10,241
9/30/19	$10,287	$15,514	$10,362
10/31/19	$10,516	$15,850	$10,571
11/30/19	$10,267	$16,425	$10,300
12/31/19	$10,899	$16,921	$10,820
1/31/20	$10,090	$16,914	$10,024
2/29/20	$9,551	$15,522	$9,519
3/31/20	$7,798	$13,605	$8,299
4/30/20	$7,895	$15,349	$8,172
5/31/20	$8,416	$16,080	$8,526
6/30/20	$8,714	$16,399	$8,721
7/31/20	$9,335	$17,324	$9,219
8/31/20	$10,092	$18,569	$9,842
9/30/20	$9,716	$17,864	$9,512
10/31/20	$9,794	$17,389	$9,646
11/30/20	$10,261	$19,292	$9,985
12/31/20	$10,923	$20,034	$10,482
1/31/21	$11,313	$19,832	$10,757
2/28/21	$12,054	$20,378	$11,453
3/31/21	$11,859	$21,271	$11,207
4/30/21	$12,932	$22,406	$12,136
5/31/21	$13,380	$22,563	$12,467
6/30/21	$13,594	$23,089	$12,698
7/31/21	$14,002	$23,638	$12,932
8/31/21	$13,930	$24,357	$12,893
9/30/21	$14,553	$23,224	$13,535
10/31/21	$14,968	$24,851	$13,885
11/30/21	$13,869	$24,679	$12,870
12/31/21	$14,482	$25,785	$13,323
1/31/22	$15,558	$24,450	$14,493
2/28/22	$16,634	$23,718	$15,396
3/31/22	$17,976	$24,599	$16,727
4/30/22	$18,681	$22,454	$17,420
5/31/22	$19,021	$22,495	$17,685
6/30/22	$16,572	$20,638	$15,780
7/31/22	$17,608	$22,541	$16,452
8/31/22	$17,205	$21,622	$16,467
9/30/22	$15,142	$19,631	$15,132
10/31/22	$15,658	$21,220	$15,433
11/30/22	$16,077	$22,406	$15,856
12/31/22	$15,670	$21,115	$15,467
1/31/23	$15,634	$22,442	$15,392
2/28/23	$14,854	$21,894	$14,668
3/31/23	$14,974	$22,698	$14,638
4/30/23	$14,849	$23,052	$14,528
5/31/23	$13,818	$23,152	$13,709
6/30/23	$14,278	$24,682	$14,263
7/31/23	$15,247	$25,475	$15,155
8/31/23	$15,098	$25,069	$15,039
9/30/23	$14,899	$23,874	$14,935
10/31/23	$14,874	$23,372	$14,975
11/30/23	$14,688	$25,507	$14,637
12/31/23	$14,390	$26,665	$14,244
1/31/24	$14,489	$27,114	$14,300
2/29/24	$14,191	$28,561	$14,090
3/31/24	$14,708	$29,480	$14,556
4/30/24	$14,921	$28,276	$14,948
5/31/24	$15,233	$29,678	$15,210
6/30/24	$15,029	$30,743	$14,976
7/31/24	$14,537	$31,117	$14,372
8/31/24	$14,512	$31,872	$14,379
9/30/24	$15,283	$32,553	$15,078
10/31/24	$14,876	$32,258	$14,798
11/30/24	$14,902	$34,151	$14,858
12/31/24	$14,962	$33,337	$15,010
1/31/25	$15,588	$34,265	$15,603
2/28/25	$15,831	$33,818	$15,725
3/31/25	$16,550	$31,913	$16,343
4/30/25	$15,715	$31,696	$15,557
5/31/25	$15,523	$33,692	$15,467
6/30/25	$15,970	$35,405	$15,840
7/31/25	$15,970	$36,199	$15,768
8/31/25	$16,552	$36,933	$16,072
9/30/25	$16,874	$38,281	$16,417
10/31/25	$17,350	$39,178	$16,892
11/30/25	$17,785	$39,274	$17,433
12/31/25	$17,736	$39,298	$17,377
1/31/26	$19,274	$39,868	$19,178
2/28/26	$19,606	$39,565	$19,389
3/31/26	$21,477	$37,594	$21,620

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	29.77%	12.61%	7.94%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class R shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class R shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PCSRX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2026

PIMS4549TSRAR_033126

I-3: PCRNX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$136	1.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities (“MBS”) and non-agency MBS, contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as securitized spreads tightened.

  Overweight exposure to U.S. interest rates contributed to relative performance versus the structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”), as yields declined across maturities.

  Active petroleum strategies detracted from relative performance versus the Index, driven by crude oil curve positioning.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Structural allocation to short-term TIPS as collateral detracted from relative performance versus the Index, as short-term TIPS underperformed 3-month Treasury-Bill collateral assumed in the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	S&P 500 Index	Bloomberg Commodity Index Total Return
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,087,101	$1,003,877	$1,085,121
5/31/16	$1,079,178	$1,021,904	$1,083,071
6/30/16	$1,135,150	$1,024,552	$1,127,811
7/31/16	$1,078,799	$1,062,326	$1,070,163
8/31/16	$1,058,366	$1,063,818	$1,051,305
9/30/16	$1,099,489	$1,064,019	$1,084,233
10/31/16	$1,093,074	$1,044,610	$1,078,936
11/30/16	$1,102,352	$1,083,297	$1,093,324
12/31/16	$1,124,498	$1,104,710	$1,113,031
1/31/17	$1,133,777	$1,125,662	$1,114,539
2/28/17	$1,135,216	$1,170,357	$1,116,866
3/31/17	$1,106,049	$1,171,723	$1,087,140
4/30/17	$1,088,508	$1,183,756	$1,070,772
5/31/17	$1,070,967	$1,200,415	$1,056,550
6/30/17	$1,061,052	$1,207,907	$1,054,519
7/31/17	$1,090,209	$1,232,745	$1,078,363
8/31/17	$1,096,580	$1,236,519	$1,082,709
9/30/17	$1,095,061	$1,262,026	$1,081,096
10/31/17	$1,123,255	$1,291,476	$1,104,278
11/30/17	$1,116,449	$1,331,085	$1,099,184
12/31/17	$1,153,089	$1,345,885	$1,132,000
1/31/18	$1,175,082	$1,422,942	$1,154,481
2/28/18	$1,149,405	$1,370,497	$1,134,514
3/31/18	$1,149,259	$1,335,668	$1,127,463
4/30/18	$1,178,083	$1,340,793	$1,156,602
5/31/18	$1,195,157	$1,373,082	$1,172,987
6/30/18	$1,156,010	$1,381,533	$1,131,979
7/31/18	$1,128,154	$1,432,945	$1,107,819
8/31/18	$1,109,004	$1,479,638	$1,088,206
9/30/18	$1,129,378	$1,488,060	$1,109,073
10/31/18	$1,090,433	$1,386,351	$1,085,131
11/30/18	$1,065,651	$1,414,602	$1,079,020
12/31/18	$992,718	$1,286,877	$1,004,702
1/31/19	$1,061,058	$1,390,001	$1,059,422
2/28/19	$1,079,042	$1,434,632	$1,070,147
3/31/19	$1,085,758	$1,462,509	$1,068,237
4/30/19	$1,089,371	$1,521,726	$1,063,734
5/31/19	$1,046,013	$1,425,023	$1,027,944
6/30/19	$1,081,131	$1,525,453	$1,055,550
7/31/19	$1,071,969	$1,547,377	$1,048,450
8/31/19	$1,040,818	$1,522,866	$1,024,131
9/30/19	$1,048,474	$1,551,360	$1,036,161
10/31/19	$1,072,641	$1,584,962	$1,057,112
11/30/19	$1,048,474	$1,642,494	$1,030,044
12/31/19	$1,113,227	$1,692,068	$1,081,973
1/31/20	$1,030,904	$1,691,405	$1,002,373
2/29/20	$976,646	$1,552,170	$951,852
3/31/20	$797,978	$1,360,457	$829,928
4/30/20	$807,366	$1,534,859	$817,160
5/31/20	$861,817	$1,607,961	$852,628
6/30/20	$891,801	$1,639,939	$872,087
7/31/20	$954,152	$1,732,407	$921,862
8/31/20	$1,033,507	$1,856,933	$984,209
9/30/20	$996,320	$1,786,376	$951,225
10/31/20	$1,005,809	$1,738,869	$964,624
11/30/20	$1,053,253	$1,929,213	$998,506
12/31/20	$1,121,219	$2,003,388	$1,048,173
1/31/21	$1,161,194	$1,983,162	$1,075,695
2/28/21	$1,237,338	$2,037,848	$1,145,298
3/31/21	$1,218,302	$2,127,097	$1,120,709
4/30/21	$1,328,711	$2,240,617	$1,213,623
5/31/21	$1,376,301	$2,256,266	$1,246,735
6/30/21	$1,398,412	$2,308,938	$1,269,816
7/31/21	$1,440,086	$2,363,787	$1,293,162
8/31/21	$1,435,456	$2,435,659	$1,289,337
9/30/21	$1,499,742	$2,322,377	$1,353,485
10/31/21	$1,544,546	$2,485,087	$1,388,460
11/30/21	$1,429,000	$2,467,868	$1,286,956
12/31/21	$1,492,725	$2,578,469	$1,332,324
1/31/22	$1,606,277	$2,445,041	$1,449,286
2/28/22	$1,717,462	$2,371,833	$1,539,572
3/31/22	$1,858,229	$2,459,898	$1,672,699
4/30/22	$1,931,249	$2,245,390	$1,741,960
5/31/22	$1,966,500	$2,249,509	$1,768,524
6/30/22	$1,716,445	$2,063,826	$1,577,974
7/31/22	$1,823,895	$2,254,120	$1,645,235
8/31/22	$1,782,568	$2,162,193	$1,646,684
9/30/22	$1,570,583	$1,963,058	$1,513,164
10/31/22	$1,622,630	$2,121,990	$1,543,292
11/30/22	$1,668,553	$2,240,575	$1,585,550
12/31/22	$1,626,160	$2,111,486	$1,546,738
1/31/23	$1,622,814	$2,244,159	$1,539,159
2/28/23	$1,542,510	$2,189,404	$1,466,834
3/31/23	$1,556,517	$2,269,786	$1,463,813
4/30/23	$1,543,663	$2,305,214	$1,452,813
5/31/23	$1,437,324	$2,315,234	$1,370,928
6/30/23	$1,485,235	$2,468,213	$1,426,304
7/31/23	$1,586,900	$2,547,505	$1,515,539
8/31/23	$1,571,708	$2,506,944	$1,503,927
9/30/23	$1,551,843	$2,387,418	$1,493,485
10/31/23	$1,550,674	$2,337,219	$1,497,452
11/30/23	$1,531,977	$2,550,667	$1,463,719
12/31/23	$1,501,270	$2,666,546	$1,424,350
1/31/24	$1,512,963	$2,711,355	$1,430,017
2/29/24	$1,481,394	$2,856,129	$1,408,983
3/31/24	$1,536,241	$2,948,024	$1,455,593
4/30/24	$1,559,785	$2,827,613	$1,494,763
5/31/24	$1,592,747	$2,967,819	$1,521,005
6/30/24	$1,571,661	$3,074,311	$1,497,612
7/31/24	$1,520,579	$3,111,733	$1,437,167
8/31/24	$1,520,579	$3,187,213	$1,437,867
9/30/24	$1,601,116	$3,255,283	$1,507,770
10/31/24	$1,559,171	$3,225,762	$1,479,828
11/30/24	$1,561,568	$3,415,118	$1,485,847
12/31/24	$1,570,426	$3,333,707	$1,500,992
1/31/25	$1,636,664	$3,426,543	$1,560,338
2/28/25	$1,661,954	$3,381,833	$1,572,492
3/31/25	$1,738,535	$3,191,285	$1,634,276
4/30/25	$1,652,577	$3,169,646	$1,555,686
5/31/25	$1,633,206	$3,369,158	$1,546,719
6/30/25	$1,680,564	$3,540,489	$1,583,976
7/31/25	$1,680,564	$3,619,947	$1,576,783
8/31/25	$1,742,715	$3,693,330	$1,607,158
9/30/25	$1,777,593	$3,828,137	$1,641,720
10/31/25	$1,828,636	$3,917,767	$1,689,234
11/30/25	$1,875,852	$3,927,370	$1,743,329
12/31/25	$1,870,703	$3,929,774	$1,737,729
1/31/26	$2,033,203	$3,986,756	$1,917,837
2/28/26	$2,069,603	$3,956,458	$1,938,908
3/31/26	$2,268,504	$3,759,445	$2,161,975

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	30.48%	13.24%	8.54%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg Commodity Index Total Return	32.29%	14.04%	8.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,560,350
# of Portfolio Holdings	1,192
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$18,179
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	73.1%
U.S. Government Agencies	15.7%
Sovereign Issues	8.7%
Asset-Backed Securities	7.0%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	34.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(42.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCRNX

PIMCO CommodityRealReturn Strategy Fund®

Annual Shareholder Report |

March 31, 2026

PIMS2177TSRAR_033126

Class A: PZRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$265	2.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Inflation Response Index ("Index"), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Positioning within precious metals, including a discretionary long gold versus short silver relative value position, detracted from relative performance versus the Index, as silver outperformed gold.

  Long exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within agriculture, including underweight exposure to soybeans and soybean oil, and overweight exposure to coffee, detracted from relative performance versus the Index, as soybeans and soybean oil posted positive returns while coffee posted negative returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/16	$9,455	$10,000	$10,000
4/30/16	$9,710	$10,038	$10,214
5/31/16	$9,583	$10,041	$10,093
6/30/16	$9,907	$10,221	$10,460
7/31/16	$9,977	$10,286	$10,469
8/31/16	$9,919	$10,274	$10,344
9/30/16	$10,058	$10,268	$10,432
10/31/16	$10,012	$10,190	$10,297
11/30/16	$9,803	$9,949	$10,088
12/31/16	$9,912	$9,963	$10,157
1/31/17	$10,098	$9,982	$10,267
2/28/17	$10,191	$10,049	$10,391
3/31/17	$10,119	$10,044	$10,325
4/30/17	$10,166	$10,122	$10,338
5/31/17	$10,154	$10,199	$10,331
6/30/17	$10,117	$10,189	$10,283
7/31/17	$10,283	$10,233	$10,405
8/31/17	$10,437	$10,325	$10,512
9/30/17	$10,403	$10,276	$10,442
10/31/17	$10,463	$10,282	$10,466
11/30/17	$10,546	$10,268	$10,523
12/31/17	$10,700	$10,316	$10,672
1/31/18	$10,737	$10,197	$10,702
2/28/18	$10,528	$10,100	$10,506
3/31/18	$10,688	$10,165	$10,598
4/30/18	$10,725	$10,089	$10,632
5/31/18	$10,725	$10,161	$10,671
6/30/18	$10,660	$10,149	$10,596
7/31/18	$10,610	$10,151	$10,522
8/31/18	$10,547	$10,216	$10,481
9/30/18	$10,557	$10,151	$10,453
10/31/18	$10,378	$10,070	$10,314
11/30/18	$10,366	$10,131	$10,407
12/31/18	$10,267	$10,317	$10,260
1/31/19	$10,650	$10,426	$10,625
2/28/19	$10,732	$10,420	$10,643
3/31/19	$10,801	$10,620	$10,728
4/30/19	$10,828	$10,623	$10,726
5/31/19	$10,746	$10,812	$10,738
6/30/19	$10,925	$10,947	$10,980
7/31/19	$10,966	$10,971	$11,012
8/31/19	$11,007	$11,256	$11,124
9/30/19	$10,990	$11,196	$11,092
10/31/19	$11,114	$11,230	$11,229
11/30/19	$11,004	$11,224	$11,118
12/31/19	$11,239	$11,216	$11,317
1/31/20	$11,197	$11,432	$11,285
2/29/20	$10,975	$11,638	$11,096
3/31/20	$10,000	$11,569	$10,410
4/30/20	$10,404	$11,775	$10,671
5/31/20	$10,668	$11,830	$10,824
6/30/20	$10,927	$11,904	$10,991
7/31/20	$11,402	$12,082	$11,390
8/31/20	$11,625	$11,984	$11,615
9/30/20	$11,444	$11,978	$11,416
10/31/20	$11,374	$11,924	$11,383
11/30/20	$11,807	$12,041	$11,654
12/31/20	$12,241	$12,058	$11,979
1/31/21	$12,339	$11,971	$12,016
2/28/21	$12,409	$11,799	$12,059
3/31/21	$12,395	$11,651	$12,016
4/30/21	$12,900	$11,743	$12,457
5/31/21	$13,194	$11,782	$12,729
6/30/21	$13,203	$11,864	$12,728
7/31/21	$13,477	$11,997	$13,015
8/31/21	$13,535	$11,974	$13,035
9/30/21	$13,416	$11,871	$12,972
10/31/21	$13,655	$11,867	$13,237
11/30/21	$13,401	$11,902	$13,030
12/31/21	$13,856	$11,872	$13,324
1/31/22	$13,716	$11,616	$13,328
2/28/22	$13,888	$11,487	$13,538
3/31/22	$14,281	$11,168	$13,708
4/30/22	$14,138	$10,744	$13,541
5/31/22	$14,043	$10,813	$13,398
6/30/22	$13,313	$10,643	$12,736
7/31/22	$13,832	$10,903	$13,162
8/31/22	$13,459	$10,595	$12,884
9/30/22	$12,417	$10,138	$12,038
10/31/22	$12,751	$10,006	$12,198
11/30/22	$13,136	$10,374	$12,602
12/31/22	$13,104	$10,327	$12,507
1/31/23	$13,405	$10,645	$12,866
2/28/23	$13,051	$10,370	$12,499
3/31/23	$13,263	$10,633	$12,758
4/30/23	$13,334	$10,698	$12,775
5/31/23	$12,997	$10,581	$12,494
6/30/23	$13,157	$10,544	$12,635
7/31/23	$13,582	$10,536	$12,904
8/31/23	$13,458	$10,469	$12,742
9/30/23	$13,175	$10,203	$12,444
10/31/23	$13,157	$10,042	$12,447
11/30/23	$13,600	$10,497	$12,773
12/31/23	$13,883	$10,898	$13,034
1/31/24	$13,954	$10,868	$12,965
2/29/24	$13,901	$10,715	$12,892
3/31/24	$14,184	$10,814	$13,157
4/30/24	$13,971	$10,541	$13,063
5/31/24	$14,255	$10,719	$13,316
6/30/24	$14,265	$10,821	$13,343
7/31/24	$14,480	$11,074	$13,493
8/31/24	$14,659	$11,233	$13,711
9/30/24	$15,031	$11,383	$14,091
10/31/24	$14,741	$11,101	$13,882
11/30/24	$14,832	$11,218	$13,927
12/31/24	$14,601	$11,035	$13,712
1/31/25	$14,913	$11,093	$14,039
2/28/25	$15,206	$11,337	$14,272
3/31/25	$15,481	$11,342	$14,539
4/30/25	$15,389	$11,386	$14,514
5/31/25	$15,408	$11,305	$14,517
6/30/25	$15,690	$11,478	$14,688
7/31/25	$15,746	$11,448	$14,642
8/31/25	$16,226	$11,585	$14,975
9/30/25	$16,575	$11,711	$15,261
10/31/25	$16,779	$11,785	$15,404
11/30/25	$16,965	$11,858	$15,665
12/31/25	$16,963	$11,840	$15,655
1/31/26	$17,319	$11,853	$16,222
2/28/26	$17,901	$12,047	$16,678
3/31/26	$17,563	$11,835	$16,601

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	13.45%	7.22%	6.39%
Class A (including sales charge)	7.23%	6.00%	5.79%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Supplemental IndexFootnote Reference1	14.18%	6.68%	5.20%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,252,767
# of Portfolio Holdings	1,151
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$7,277
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.3%
U.S. Government Agencies	33.5%
Sovereign Issues	10.3%
Asset-Backed Securities	5.7%
Real Estate Investment Trusts	4.0%
Corporate Bonds & Notes	2.5%
Non-Agency Mortgage-Backed Securities	2.3%
Commodities	0.6%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	49.7%
Affiliated Investments	10.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(76.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS6034TSRAR_033126

Institutional Class: PIRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$220	2.06%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Inflation Response Index ("Index"), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Positioning within precious metals, including a discretionary long gold versus short silver relative value position, detracted from relative performance versus the Index, as silver outperformed gold.

  Long exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within agriculture, including underweight exposure to soybeans and soybean oil, and overweight exposure to coffee, detracted from relative performance versus the Index, as soybeans and soybean oil posted positive returns while coffee posted negative returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,026,764	$1,003,838	$1,021,450
5/31/16	$1,013,382	$1,004,096	$1,009,312
6/30/16	$1,047,445	$1,022,137	$1,046,015
7/31/16	$1,055,961	$1,028,599	$1,046,921
8/31/16	$1,049,878	$1,027,423	$1,034,384
9/30/16	$1,064,477	$1,026,821	$1,043,189
10/31/16	$1,060,827	$1,018,967	$1,029,747
11/30/16	$1,038,929	$994,865	$1,008,841
12/31/16	$1,050,152	$996,268	$1,015,652
1/31/17	$1,070,935	$998,223	$1,026,739
2/28/17	$1,081,938	$1,004,932	$1,039,131
3/31/17	$1,074,142	$1,004,405	$1,032,464
4/30/17	$1,079,069	$1,012,156	$1,033,841
5/31/17	$1,077,837	$1,019,947	$1,033,116
6/30/17	$1,074,865	$1,018,920	$1,028,297
7/31/17	$1,093,569	$1,023,305	$1,040,508
8/31/17	$1,111,026	$1,032,484	$1,051,159
9/30/17	$1,107,579	$1,027,566	$1,044,203
10/31/17	$1,113,894	$1,028,161	$1,046,631
11/30/17	$1,122,734	$1,026,841	$1,052,319
12/31/17	$1,140,349	$1,031,554	$1,067,210
1/31/18	$1,144,259	$1,019,674	$1,070,217
2/28/18	$1,122,103	$1,010,008	$1,050,580
3/31/18	$1,139,046	$1,016,485	$1,059,819
4/30/18	$1,144,259	$1,008,925	$1,063,152
5/31/18	$1,144,259	$1,016,126	$1,067,138
6/30/18	$1,138,320	$1,014,876	$1,059,566
7/31/18	$1,134,335	$1,015,117	$1,052,174
8/31/18	$1,126,365	$1,021,649	$1,048,116
9/30/18	$1,128,717	$1,015,070	$1,045,290
10/31/18	$1,109,793	$1,007,049	$1,031,449
11/30/18	$1,108,441	$1,013,060	$1,040,725
12/31/18	$1,098,099	$1,031,671	$1,025,978
1/31/19	$1,140,166	$1,042,627	$1,062,464
2/28/19	$1,148,870	$1,042,023	$1,064,276
3/31/19	$1,157,573	$1,062,032	$1,072,826
4/30/19	$1,160,474	$1,062,304	$1,072,645
5/31/19	$1,151,771	$1,081,161	$1,073,805
6/30/19	$1,171,647	$1,094,739	$1,098,043
7/31/19	$1,176,013	$1,097,147	$1,101,232
8/31/19	$1,181,835	$1,125,576	$1,112,428
9/30/19	$1,179,885	$1,119,581	$1,109,239
10/31/19	$1,193,044	$1,122,953	$1,122,899
11/30/19	$1,182,809	$1,122,381	$1,111,848
12/31/19	$1,208,198	$1,121,599	$1,131,703
1/31/20	$1,203,756	$1,143,184	$1,128,479
2/29/20	$1,180,066	$1,163,759	$1,109,566
3/31/20	$1,074,941	$1,156,911	$1,040,978
4/30/20	$1,120,841	$1,177,476	$1,067,102
5/31/20	$1,148,973	$1,182,959	$1,082,355
6/30/20	$1,177,392	$1,190,410	$1,099,058
7/31/20	$1,227,873	$1,208,191	$1,139,022
8/31/20	$1,254,598	$1,198,439	$1,161,486
9/30/20	$1,233,812	$1,197,782	$1,141,558
10/31/20	$1,227,873	$1,192,434	$1,138,261
11/30/20	$1,275,384	$1,204,134	$1,165,399
12/31/20	$1,321,288	$1,205,794	$1,197,899
1/31/21	$1,333,232	$1,197,148	$1,201,594
2/28/21	$1,340,696	$1,179,861	$1,205,906
3/31/21	$1,340,696	$1,165,128	$1,201,594
4/30/21	$1,394,444	$1,174,333	$1,245,653
5/31/21	$1,427,289	$1,178,169	$1,272,899
6/30/21	$1,428,815	$1,186,447	$1,272,754
7/31/21	$1,459,575	$1,199,713	$1,301,486
8/31/21	$1,465,727	$1,197,429	$1,303,478
9/30/21	$1,454,280	$1,187,061	$1,297,174
10/31/21	$1,479,850	$1,186,734	$1,323,732
11/30/21	$1,452,682	$1,190,245	$1,303,007
12/31/21	$1,503,996	$1,187,200	$1,332,355
1/31/22	$1,487,359	$1,161,622	$1,332,754
2/28/22	$1,507,324	$1,148,663	$1,353,841
3/31/22	$1,550,403	$1,116,751	$1,370,761
4/30/22	$1,535,186	$1,074,373	$1,354,058
5/31/22	$1,525,042	$1,081,300	$1,339,783
6/30/22	$1,446,220	$1,064,336	$1,273,587
7/31/22	$1,503,307	$1,090,343	$1,316,232
8/31/22	$1,463,519	$1,059,533	$1,288,442
9/30/22	$1,352,117	$1,013,755	$1,203,768
10/31/22	$1,387,840	$1,000,624	$1,219,819
11/30/22	$1,430,708	$1,037,423	$1,260,181
12/31/22	$1,426,937	$1,032,743	$1,250,689
1/31/23	$1,461,002	$1,064,515	$1,286,595
2/28/23	$1,421,259	$1,036,991	$1,249,928
3/31/23	$1,447,754	$1,063,333	$1,275,761
4/30/23	$1,453,432	$1,069,778	$1,277,500
5/31/23	$1,417,474	$1,058,130	$1,249,420
6/30/23	$1,436,399	$1,054,356	$1,263,479
7/31/23	$1,483,711	$1,053,621	$1,290,435
8/31/23	$1,470,464	$1,046,891	$1,274,167
9/30/23	$1,440,184	$1,020,288	$1,244,421
10/31/23	$1,438,292	$1,004,186	$1,244,674
11/30/23	$1,487,496	$1,049,662	$1,277,283
12/31/23	$1,519,708	$1,089,842	$1,303,406
1/31/24	$1,527,288	$1,086,849	$1,296,486
2/29/24	$1,521,603	$1,071,494	$1,289,239
3/31/24	$1,554,799	$1,081,388	$1,315,688
4/30/24	$1,532,046	$1,054,074	$1,306,341
5/31/24	$1,562,383	$1,071,944	$1,331,594
6/30/24	$1,565,012	$1,082,092	$1,334,312
7/31/24	$1,588,027	$1,107,367	$1,349,348
8/31/24	$1,609,124	$1,123,279	$1,371,051
9/30/24	$1,650,922	$1,138,319	$1,409,058
10/31/24	$1,619,882	$1,110,090	$1,388,152
11/30/24	$1,629,582	$1,121,827	$1,392,718
12/31/24	$1,603,074	$1,103,468	$1,371,160
1/31/25	$1,640,446	$1,109,322	$1,403,949
2/28/25	$1,671,918	$1,133,729	$1,427,174
3/31/25	$1,704,866	$1,134,155	$1,453,913
4/30/25	$1,693,054	$1,138,613	$1,451,377
5/31/25	$1,696,992	$1,130,460	$1,451,739
6/30/25	$1,728,825	$1,147,843	$1,468,768
7/31/25	$1,734,779	$1,144,815	$1,464,239
8/31/25	$1,790,356	$1,158,507	$1,497,464
9/30/25	$1,827,931	$1,171,145	$1,526,051
10/31/25	$1,849,906	$1,178,462	$1,540,399
11/30/25	$1,871,881	$1,185,785	$1,566,522
12/31/25	$1,871,594	$1,184,031	$1,565,544
1/31/26	$1,912,017	$1,185,295	$1,622,210
2/28/26	$1,976,694	$1,204,706	$1,667,790
3/31/26	$1,940,313	$1,183,475	$1,660,145

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.81%	7.67%	6.85%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Supplemental IndexFootnote Reference1	14.18%	6.68%	5.20%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,252,767
# of Portfolio Holdings	1,151
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$7,277
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.3%
U.S. Government Agencies	33.5%
Sovereign Issues	10.3%
Asset-Backed Securities	5.7%
Real Estate Investment Trusts	4.0%
Corporate Bonds & Notes	2.5%
Non-Agency Mortgage-Backed Securities	2.3%
Commodities	0.6%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	49.7%
Affiliated Investments	10.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(76.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS2031TSRAR_033126

I-2: PPRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$231	2.16%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Inflation Response Index ("Index"), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Positioning within precious metals, including a discretionary long gold versus short silver relative value position, detracted from relative performance versus the Index, as silver outperformed gold.

  Long exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within agriculture, including underweight exposure to soybeans and soybean oil, and overweight exposure to coffee, detracted from relative performance versus the Index, as soybeans and soybean oil posted positive returns while coffee posted negative returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,026,764	$1,003,838	$1,021,450
5/31/16	$1,014,599	$1,004,096	$1,009,312
6/30/16	$1,048,662	$1,022,137	$1,046,015
7/31/16	$1,057,178	$1,028,599	$1,046,921
8/31/16	$1,051,095	$1,027,423	$1,034,384
9/30/16	$1,065,693	$1,026,821	$1,043,189
10/31/16	$1,062,044	$1,018,967	$1,029,747
11/30/16	$1,040,146	$994,865	$1,008,841
12/31/16	$1,050,948	$996,268	$1,015,652
1/31/17	$1,071,722	$998,223	$1,026,739
2/28/17	$1,082,721	$1,004,932	$1,039,131
3/31/17	$1,074,746	$1,004,405	$1,032,464
4/30/17	$1,079,671	$1,012,156	$1,033,841
5/31/17	$1,078,440	$1,019,947	$1,033,116
6/30/17	$1,075,337	$1,018,920	$1,028,297
7/31/17	$1,092,781	$1,023,305	$1,040,508
8/31/17	$1,110,226	$1,032,484	$1,051,159
9/30/17	$1,106,537	$1,027,566	$1,044,203
10/31/17	$1,114,107	$1,028,161	$1,046,631
11/30/17	$1,122,939	$1,026,841	$1,052,319
12/31/17	$1,139,002	$1,031,554	$1,067,210
1/31/18	$1,144,209	$1,019,674	$1,070,217
2/28/18	$1,122,080	$1,010,008	$1,050,580
3/31/18	$1,139,002	$1,016,485	$1,059,819
4/30/18	$1,142,907	$1,008,925	$1,063,152
5/31/18	$1,142,907	$1,016,126	$1,067,138
6/30/18	$1,136,902	$1,014,876	$1,059,566
7/31/18	$1,132,923	$1,015,117	$1,052,174
8/31/18	$1,124,963	$1,021,649	$1,048,116
9/30/18	$1,127,032	$1,015,070	$1,045,290
10/31/18	$1,109,485	$1,007,049	$1,031,449
11/30/18	$1,106,786	$1,013,060	$1,040,725
12/31/18	$1,096,256	$1,031,671	$1,025,978
1/31/19	$1,138,253	$1,042,627	$1,062,464
2/28/19	$1,146,942	$1,042,023	$1,064,276
3/31/19	$1,155,631	$1,062,032	$1,072,826
4/30/19	$1,158,527	$1,062,304	$1,072,645
5/31/19	$1,149,838	$1,081,161	$1,073,805
6/30/19	$1,169,478	$1,094,739	$1,098,043
7/31/19	$1,173,837	$1,097,147	$1,101,232
8/31/19	$1,179,648	$1,125,576	$1,112,428
9/30/19	$1,178,872	$1,119,581	$1,109,239
10/31/19	$1,190,544	$1,122,953	$1,122,899
11/30/19	$1,180,331	$1,122,381	$1,111,848
12/31/19	$1,205,297	$1,121,599	$1,131,703
1/31/20	$1,200,866	$1,143,184	$1,128,479
2/29/20	$1,177,233	$1,163,759	$1,109,566
3/31/20	$1,072,360	$1,156,911	$1,040,978
4/30/20	$1,116,673	$1,177,476	$1,067,102
5/31/20	$1,146,214	$1,182,959	$1,082,355
6/30/20	$1,172,974	$1,190,410	$1,099,058
7/31/20	$1,224,810	$1,208,191	$1,139,022
8/31/20	$1,249,987	$1,198,439	$1,161,486
9/30/20	$1,229,253	$1,197,782	$1,141,558
10/31/20	$1,223,329	$1,192,434	$1,138,261
11/30/20	$1,270,721	$1,204,134	$1,165,399
12/31/20	$1,317,619	$1,205,794	$1,197,899
1/31/21	$1,328,041	$1,197,148	$1,201,594
2/28/21	$1,336,974	$1,179,861	$1,205,906
3/31/21	$1,335,485	$1,165,128	$1,201,594
4/30/21	$1,390,572	$1,174,333	$1,245,653
5/31/21	$1,421,838	$1,178,169	$1,272,899
6/30/21	$1,423,176	$1,186,447	$1,272,754
7/31/21	$1,453,848	$1,199,713	$1,301,486
8/31/21	$1,459,983	$1,197,429	$1,303,478
9/30/21	$1,448,476	$1,187,061	$1,297,174
10/31/21	$1,473,971	$1,186,734	$1,323,732
11/30/21	$1,446,882	$1,190,245	$1,303,007
12/31/21	$1,498,025	$1,187,200	$1,332,355
1/31/22	$1,481,436	$1,161,622	$1,332,754
2/28/22	$1,501,343	$1,148,663	$1,353,841
3/31/22	$1,544,158	$1,116,751	$1,370,761
4/30/22	$1,528,987	$1,074,373	$1,354,058
5/31/22	$1,518,872	$1,081,300	$1,339,783
6/30/22	$1,440,226	$1,064,336	$1,273,587
7/31/22	$1,497,145	$1,090,343	$1,316,232
8/31/22	$1,455,749	$1,059,533	$1,288,442
9/30/22	$1,346,019	$1,013,755	$1,203,768
10/31/22	$1,379,848	$1,000,624	$1,219,819
11/30/22	$1,424,359	$1,037,423	$1,260,181
12/31/22	$1,419,645	$1,032,743	$1,250,689
1/31/23	$1,453,581	$1,064,515	$1,286,595
2/28/23	$1,413,990	$1,036,991	$1,249,928
3/31/23	$1,438,499	$1,063,333	$1,275,761
4/30/23	$1,446,040	$1,069,778	$1,277,500
5/31/23	$1,410,219	$1,058,130	$1,249,420
6/30/23	$1,429,072	$1,054,356	$1,263,479
7/31/23	$1,474,320	$1,053,621	$1,290,435
8/31/23	$1,463,008	$1,046,891	$1,274,167
9/30/23	$1,432,843	$1,020,288	$1,244,421
10/31/23	$1,430,957	$1,004,186	$1,244,674
11/30/23	$1,478,090	$1,049,662	$1,277,283
12/31/23	$1,510,143	$1,089,842	$1,303,406
1/31/24	$1,517,684	$1,086,849	$1,296,486
2/29/24	$1,512,028	$1,071,494	$1,289,239
3/31/24	$1,544,701	$1,081,388	$1,315,688
4/30/24	$1,522,068	$1,054,074	$1,306,341
5/31/24	$1,552,245	$1,071,944	$1,331,594
6/30/24	$1,554,554	$1,082,092	$1,334,312
7/31/24	$1,577,443	$1,107,367	$1,349,348
8/31/24	$1,598,425	$1,123,279	$1,371,051
9/30/24	$1,639,176	$1,138,319	$1,409,058
10/31/24	$1,608,321	$1,110,090	$1,388,152
11/30/24	$1,617,963	$1,121,827	$1,392,718
12/31/24	$1,592,955	$1,103,468	$1,371,160
1/31/25	$1,628,137	$1,109,322	$1,403,949
2/28/25	$1,661,364	$1,133,729	$1,427,174
3/31/25	$1,691,838	$1,134,155	$1,453,913
4/30/25	$1,680,103	$1,138,613	$1,451,377
5/31/25	$1,684,014	$1,130,460	$1,451,739
6/30/25	$1,715,323	$1,147,843	$1,468,768
7/31/25	$1,721,237	$1,144,815	$1,464,239
8/31/25	$1,776,443	$1,158,507	$1,497,464
9/30/25	$1,813,377	$1,171,145	$1,526,051
10/31/25	$1,837,185	$1,178,462	$1,540,399
11/30/25	$1,857,025	$1,185,785	$1,566,522
12/31/25	$1,858,236	$1,184,031	$1,565,544
1/31/26	$1,896,364	$1,185,295	$1,622,210
2/28/26	$1,960,580	$1,204,706	$1,667,790
3/31/26	$1,924,458	$1,183,475	$1,660,145

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	13.75%	7.58%	6.77%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Supplemental IndexFootnote Reference1	14.18%	6.68%	5.20%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,252,767
# of Portfolio Holdings	1,151
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$7,277
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.3%
U.S. Government Agencies	33.5%
Sovereign Issues	10.3%
Asset-Backed Securities	5.7%
Real Estate Investment Trusts	4.0%
Corporate Bonds & Notes	2.5%
Non-Agency Mortgage-Backed Securities	2.3%
Commodities	0.6%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	49.7%
Affiliated Investments	10.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(76.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS2033TSRAR_033126

I-3: PFRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$236	2.21%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Inflation Response Index ("Index"), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Positioning within precious metals, including a discretionary long gold versus short silver relative value position, detracted from relative performance versus the Index, as silver outperformed gold.

  Long exposure to California Carbon Allowances ("CCAs") detracted from relative performance versus the Index, as CCAs posted negative returns.

  Positioning within agriculture, including underweight exposure to soybeans and soybean oil, and overweight exposure to coffee, detracted from relative performance versus the Index, as soybeans and soybean oil posted positive returns while coffee posted negative returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (9/15/2022), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,026,641	$1,003,838	$1,021,450
5/31/16	$1,013,131	$1,004,096	$1,009,312
6/30/16	$1,047,059	$1,022,137	$1,046,015
7/31/16	$1,055,438	$1,028,599	$1,046,921
8/31/16	$1,049,224	$1,027,423	$1,034,384
9/30/16	$1,063,684	$1,026,821	$1,043,189
10/31/16	$1,059,902	$1,018,967	$1,029,747
11/30/16	$1,037,896	$994,865	$1,008,841
12/31/16	$1,048,974	$996,268	$1,015,652
1/31/17	$1,069,599	$998,223	$1,026,739
2/28/17	$1,080,464	$1,004,932	$1,039,131
3/31/17	$1,072,543	$1,004,405	$1,032,464
4/30/17	$1,077,330	$1,012,156	$1,033,841
5/31/17	$1,075,964	$1,019,947	$1,033,116
6/30/17	$1,072,864	$1,018,920	$1,028,297
7/31/17	$1,091,396	$1,023,305	$1,040,508
8/31/17	$1,108,679	$1,032,484	$1,051,159
9/30/17	$1,105,102	$1,027,566	$1,044,203
10/31/17	$1,111,261	$1,028,161	$1,046,631
11/30/17	$1,119,942	$1,026,841	$1,052,319
12/31/17	$1,137,371	$1,031,554	$1,067,210
1/31/18	$1,141,125	$1,019,674	$1,070,217
2/28/18	$1,118,901	$1,010,008	$1,050,580
3/31/18	$1,135,652	$1,016,485	$1,059,819
4/30/18	$1,140,709	$1,008,925	$1,063,152
5/31/18	$1,140,564	$1,016,126	$1,067,138
6/30/18	$1,134,504	$1,014,876	$1,059,566
7/31/18	$1,130,389	$1,015,117	$1,052,174
8/31/18	$1,122,304	$1,021,649	$1,048,116
9/30/18	$1,124,510	$1,015,070	$1,045,290
10/31/18	$1,105,513	$1,007,049	$1,031,449
11/30/18	$1,104,030	$1,013,060	$1,040,725
12/31/18	$1,093,590	$1,031,671	$1,025,978
1/31/19	$1,135,342	$1,042,627	$1,062,464
2/28/19	$1,143,878	$1,042,023	$1,064,276
3/31/19	$1,152,397	$1,062,032	$1,072,826
4/30/19	$1,155,143	$1,062,304	$1,072,645
5/31/19	$1,146,333	$1,081,161	$1,073,805
6/30/19	$1,165,973	$1,094,739	$1,098,043
7/31/19	$1,170,169	$1,097,147	$1,101,232
8/31/19	$1,175,813	$1,125,576	$1,112,428
9/30/19	$1,173,727	$1,119,581	$1,109,239
10/31/19	$1,186,667	$1,122,953	$1,122,899
11/30/19	$1,176,341	$1,122,381	$1,111,848
12/31/19	$1,201,440	$1,121,599	$1,131,703
1/31/20	$1,196,869	$1,143,184	$1,128,479
2/29/20	$1,173,172	$1,163,759	$1,109,566
3/31/20	$1,068,522	$1,156,911	$1,040,978
4/30/20	$1,114,011	$1,177,476	$1,067,102
5/31/20	$1,141,830	$1,182,959	$1,082,355
6/30/20	$1,169,929	$1,190,410	$1,099,058
7/31/20	$1,219,939	$1,208,191	$1,139,022
8/31/20	$1,246,335	$1,198,439	$1,161,486
9/30/20	$1,225,534	$1,197,782	$1,141,558
10/31/20	$1,219,478	$1,192,434	$1,138,261
11/30/20	$1,266,510	$1,204,134	$1,165,399
12/31/20	$1,311,930	$1,205,794	$1,197,899
1/31/21	$1,323,621	$1,197,148	$1,201,594
2/28/21	$1,330,878	$1,179,861	$1,205,906
3/31/21	$1,330,708	$1,165,128	$1,201,594
4/30/21	$1,383,887	$1,174,333	$1,245,653
5/31/21	$1,416,305	$1,178,169	$1,272,899
6/30/21	$1,417,644	$1,186,447	$1,272,754
7/31/21	$1,447,981	$1,199,713	$1,301,486
8/31/21	$1,453,902	$1,197,429	$1,303,478
9/30/21	$1,442,369	$1,187,061	$1,297,174
10/31/21	$1,467,542	$1,186,734	$1,323,732
11/30/21	$1,440,419	$1,190,245	$1,303,007
12/31/21	$1,491,114	$1,187,200	$1,332,355
1/31/22	$1,474,431	$1,161,622	$1,332,754
2/28/22	$1,494,053	$1,148,663	$1,353,841
3/31/22	$1,536,557	$1,116,751	$1,370,761
4/30/22	$1,521,287	$1,074,373	$1,354,058
5/31/22	$1,511,043	$1,081,300	$1,339,783
6/30/22	$1,432,762	$1,064,336	$1,273,587
7/31/22	$1,489,135	$1,090,343	$1,316,232
8/31/22	$1,449,534	$1,059,533	$1,288,442
9/30/22	$1,337,344	$1,013,755	$1,203,768
10/31/22	$1,372,723	$1,000,624	$1,219,819
11/30/22	$1,416,947	$1,037,423	$1,260,181
12/31/22	$1,413,329	$1,032,743	$1,250,689
1/31/23	$1,445,195	$1,064,515	$1,286,595
2/28/23	$1,405,831	$1,036,991	$1,249,928
3/31/23	$1,432,074	$1,063,333	$1,275,761
4/30/23	$1,437,697	$1,069,778	$1,277,500
5/31/23	$1,403,957	$1,058,130	$1,249,420
6/30/23	$1,422,701	$1,054,356	$1,263,479
7/31/23	$1,467,688	$1,053,621	$1,290,435
8/31/23	$1,456,441	$1,046,891	$1,274,167
9/30/23	$1,426,450	$1,020,288	$1,244,421
10/31/23	$1,424,576	$1,004,186	$1,244,674
11/30/23	$1,471,437	$1,049,662	$1,277,283
12/31/23	$1,504,132	$1,089,842	$1,303,406
1/31/24	$1,511,644	$1,086,849	$1,296,486
2/29/24	$1,506,010	$1,071,494	$1,289,239
3/31/24	$1,536,771	$1,081,388	$1,315,688
4/30/24	$1,514,227	$1,054,074	$1,306,341
5/31/24	$1,544,286	$1,071,944	$1,331,594
6/30/24	$1,546,580	$1,082,092	$1,334,312
7/31/24	$1,569,379	$1,107,367	$1,349,348
8/31/24	$1,590,279	$1,123,279	$1,371,051
9/30/24	$1,631,250	$1,138,319	$1,409,058
10/31/24	$1,600,508	$1,110,090	$1,388,152
11/30/24	$1,610,114	$1,121,827	$1,392,718
12/31/24	$1,585,077	$1,103,468	$1,371,160
1/31/25	$1,620,128	$1,109,322	$1,403,949
2/28/25	$1,651,284	$1,133,729	$1,427,174
3/31/25	$1,683,496	$1,134,155	$1,453,913
4/30/25	$1,671,805	$1,138,613	$1,451,377
5/31/25	$1,675,702	$1,130,460	$1,451,739
6/30/25	$1,704,795	$1,147,843	$1,468,768
7/31/25	$1,712,651	$1,144,815	$1,464,239
8/31/25	$1,765,680	$1,158,507	$1,497,464
9/30/25	$1,802,247	$1,171,145	$1,526,051
10/31/25	$1,825,960	$1,178,462	$1,540,399
11/30/25	$1,845,722	$1,185,785	$1,566,522
12/31/25	$1,846,771	$1,184,031	$1,565,544
1/31/26	$1,884,745	$1,185,295	$1,622,210
2/28/26	$1,950,702	$1,204,706	$1,667,790
3/31/26	$1,912,727	$1,183,475	$1,660,145

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	13.62%	7.53%	6.70%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Supplemental IndexFootnote Reference1	14.18%	6.68%	5.20%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,252,767
# of Portfolio Holdings	1,151
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$7,277
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.3%
U.S. Government Agencies	33.5%
Sovereign Issues	10.3%
Asset-Backed Securities	5.7%
Real Estate Investment Trusts	4.0%
Corporate Bonds & Notes	2.5%
Non-Agency Mortgage-Backed Securities	2.3%
Commodities	0.6%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	49.7%
Affiliated Investments	10.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(76.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFRMX

PIMCO Inflation Response Multi-Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS2238TSRAR_033126

Institutional Class: PRAIX

PIMCO Long-Term Real Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$198	2.01%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized assets, particularly U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index (“Index”), as agency MBS spreads tightened.

  Interest rate strategies in the U.S., including a yield curve steepening position, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Long exposure to short and intermediate maturity eurozone breakeven inflation contributed to relative performance versus the Index, as short to intermediate eurozone breakeven inflation rose.

  Overweight exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

  Active currency strategies, including short exposure to the Australian dollar and the Taiwan dollar, detracted from relative performance versus the Index, as both currencies appreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,010,079	$1,003,838	$1,006,582
5/31/16	$995,812	$1,004,096	$994,538
6/30/16	$1,035,099	$1,022,137	$1,031,970
7/31/16	$1,066,552	$1,028,599	$1,061,243
8/31/16	$1,065,571	$1,027,423	$1,058,631
9/30/16	$1,071,015	$1,026,821	$1,056,295
10/31/16	$1,055,599	$1,018,967	$1,041,202
11/30/16	$1,011,229	$994,865	$1,004,104
12/31/16	$1,004,405	$996,268	$995,278
1/31/17	$1,019,411	$998,223	$1,007,449
2/28/17	$1,035,533	$1,004,932	$1,021,918
3/31/17	$1,033,383	$1,004,405	$1,016,397
4/30/17	$1,042,416	$1,012,156	$1,028,591
5/31/17	$1,041,530	$1,019,947	$1,028,417
6/30/17	$1,028,038	$1,018,920	$1,012,226
7/31/17	$1,031,945	$1,023,305	$1,014,409
8/31/17	$1,055,936	$1,032,484	$1,040,244
9/30/17	$1,044,712	$1,027,566	$1,027,235
10/31/17	$1,052,069	$1,028,161	$1,031,578
11/30/17	$1,062,321	$1,026,841	$1,042,661
12/31/17	$1,093,055	$1,031,554	$1,070,330
1/31/18	$1,077,909	$1,019,674	$1,056,738
2/28/18	$1,044,980	$1,010,008	$1,022,720
3/31/18	$1,064,042	$1,016,485	$1,043,810
4/30/18	$1,067,182	$1,008,925	$1,046,683
5/31/18	$1,063,589	$1,016,126	$1,049,329
6/30/18	$1,081,530	$1,014,876	$1,059,305
7/31/18	$1,072,017	$1,015,117	$1,049,755
8/31/18	$1,076,661	$1,021,649	$1,059,579
9/30/18	$1,050,893	$1,015,070	$1,030,875
10/31/18	$1,003,660	$1,007,049	$983,708
11/30/18	$1,011,801	$1,013,060	$995,872
12/31/18	$1,021,783	$1,031,671	$1,008,075
1/31/19	$1,051,102	$1,042,627	$1,032,736
2/28/19	$1,040,973	$1,042,023	$1,026,439
3/31/19	$1,088,649	$1,062,032	$1,072,443
4/30/19	$1,085,879	$1,062,304	$1,070,486
5/31/19	$1,140,385	$1,081,161	$1,122,830
6/30/19	$1,137,473	$1,094,739	$1,123,969
7/31/19	$1,152,168	$1,097,147	$1,140,962
8/31/19	$1,244,558	$1,125,576	$1,237,294
9/30/19	$1,206,330	$1,119,581	$1,187,329
10/31/19	$1,197,450	$1,122,953	$1,188,871
11/30/19	$1,210,605	$1,122,381	$1,199,374
12/31/19	$1,196,533	$1,121,599	$1,183,451
1/31/20	$1,280,439	$1,143,184	$1,261,340
2/29/20	$1,314,883	$1,163,759	$1,312,648
3/31/20	$1,294,774	$1,156,911	$1,293,909
4/30/20	$1,382,788	$1,177,476	$1,377,732
5/31/20	$1,376,006	$1,182,959	$1,361,219
6/30/20	$1,399,610	$1,190,410	$1,379,833
7/31/20	$1,499,208	$1,208,191	$1,470,780
8/31/20	$1,488,267	$1,198,439	$1,464,406
9/30/20	$1,484,239	$1,197,782	$1,457,789
10/31/20	$1,459,791	$1,192,434	$1,432,489
11/30/20	$1,508,839	$1,204,134	$1,473,081
12/31/20	$1,522,085	$1,205,794	$1,483,198
1/31/21	$1,512,693	$1,197,148	$1,467,087
2/28/21	$1,422,260	$1,179,861	$1,379,571
3/31/21	$1,392,068	$1,165,128	$1,352,773
4/30/21	$1,424,633	$1,174,333	$1,380,483
5/31/21	$1,456,729	$1,178,169	$1,416,733
6/30/21	$1,507,700	$1,186,447	$1,462,575
7/31/21	$1,572,776	$1,199,713	$1,527,867
8/31/21	$1,570,609	$1,197,429	$1,525,926
9/30/21	$1,538,031	$1,187,061	$1,494,390
10/31/21	$1,572,851	$1,186,734	$1,533,878
11/30/21	$1,633,589	$1,190,245	$1,594,287
12/31/21	$1,632,591	$1,187,200	$1,587,359
1/31/22	$1,530,681	$1,161,622	$1,495,173
2/28/22	$1,533,254	$1,148,663	$1,499,734
3/31/22	$1,487,265	$1,116,751	$1,446,709
4/30/22	$1,378,155	$1,074,373	$1,340,828
5/31/22	$1,291,155	$1,081,300	$1,260,968
6/30/22	$1,194,742	$1,064,336	$1,171,656
7/31/22	$1,300,076	$1,090,343	$1,275,708
8/31/22	$1,246,558	$1,059,533	$1,222,310
9/30/22	$1,052,920	$1,013,755	$1,033,650
10/31/22	$1,075,002	$1,000,624	$1,056,087
11/30/22	$1,136,325	$1,037,423	$1,115,177
12/31/22	$1,103,730	$1,032,743	$1,080,346
1/31/23	$1,158,089	$1,064,515	$1,134,322
2/28/23	$1,125,589	$1,036,991	$1,106,161
3/31/23	$1,164,435	$1,063,333	$1,143,869
4/30/23	$1,161,223	$1,069,778	$1,139,487
5/31/23	$1,138,614	$1,058,130	$1,121,740
6/30/23	$1,147,847	$1,054,356	$1,127,833
7/31/23	$1,128,615	$1,053,621	$1,106,801
8/31/23	$1,087,472	$1,046,891	$1,067,055
9/30/23	$1,013,316	$1,020,288	$994,382
10/31/23	$967,461	$1,004,186	$948,679
11/30/23	$1,043,338	$1,049,662	$1,025,138
12/31/23	$1,106,680	$1,089,842	$1,092,864
1/31/24	$1,105,894	$1,086,849	$1,081,833
2/29/24	$1,082,338	$1,071,494	$1,058,886
3/31/24	$1,090,351	$1,081,388	$1,069,041
4/30/24	$1,032,198	$1,054,074	$1,009,309
5/31/24	$1,071,987	$1,071,944	$1,047,095
6/30/24	$1,081,734	$1,082,092	$1,056,696
7/31/24	$1,122,341	$1,107,367	$1,094,848
8/31/24	$1,137,734	$1,123,279	$1,109,471
9/30/24	$1,168,293	$1,138,319	$1,139,673
10/31/24	$1,115,157	$1,110,090	$1,088,668
11/30/24	$1,124,664	$1,121,827	$1,096,066
12/31/24	$1,060,895	$1,103,468	$1,034,072
1/31/25	$1,082,378	$1,109,322	$1,053,068
2/28/25	$1,136,501	$1,133,729	$1,104,629
3/31/25	$1,122,934	$1,134,155	$1,088,378
4/30/25	$1,087,401	$1,138,613	$1,058,683
5/31/25	$1,070,068	$1,130,460	$1,040,576
6/30/25	$1,091,781	$1,147,843	$1,058,798
7/31/25	$1,083,034	$1,144,815	$1,050,105
8/31/25	$1,093,397	$1,158,507	$1,055,177
9/30/25	$1,127,244	$1,171,145	$1,088,903
10/31/25	$1,145,562	$1,178,462	$1,105,882
11/30/25	$1,138,870	$1,185,785	$1,097,665
12/31/25	$1,116,263	$1,184,031	$1,079,061
1/31/26	$1,111,519	$1,185,295	$1,072,306
2/28/26	$1,154,208	$1,204,706	$1,114,037
3/31/26	$1,094,336	$1,183,475	$1,060,096

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(2.55%)	(4.70%)	0.91%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	(2.60%)	(4.76%)	0.59%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$196,730
# of Portfolio Holdings	615
Portfolio Turnover Rate	162%
Total Net Advisory Fees Paid During the Reporting Period	$866
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	104.4%
U.S. Government Agencies	20.5%
Sovereign Issues	15.5%
Asset-Backed Securities	10.5%
Non-Agency Mortgage-Backed Securities	4.4%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	10.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(67.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.32% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRAIX

PIMCO Long-Term Real Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS0066TSRAR_033126

I-2: PRTPX

PIMCO Long-Term Real Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$208	2.11%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized assets, particularly U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance versus the Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index (“Index”), as agency MBS spreads tightened.

  Interest rate strategies in the U.S., including a yield curve steepening position, contributed to relative performance versus the Index, as the U.S. yield curve steepened.

  Long exposure to short and intermediate maturity eurozone breakeven inflation contributed to relative performance versus the Index, as short to intermediate eurozone breakeven inflation rose.

  Overweight exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

  Active currency strategies, including short exposure to the Australian dollar and the Taiwan dollar, detracted from relative performance versus the Index, as both currencies appreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,009,995	$1,003,838	$1,006,582
5/31/16	$995,648	$1,004,096	$994,538
6/30/16	$1,034,850	$1,022,137	$1,031,970
7/31/16	$1,066,211	$1,028,599	$1,061,243
8/31/16	$1,065,152	$1,027,423	$1,058,631
9/30/16	$1,070,503	$1,026,821	$1,056,295
10/31/16	$1,055,010	$1,018,967	$1,041,202
11/30/16	$1,010,583	$994,865	$1,004,104
12/31/16	$1,003,672	$996,268	$995,278
1/31/17	$1,018,588	$998,223	$1,007,449
2/28/17	$1,034,619	$1,004,932	$1,021,918
3/31/17	$1,032,380	$1,004,405	$1,016,397
4/30/17	$1,041,326	$1,012,156	$1,028,591
5/31/17	$1,040,353	$1,019,947	$1,028,417
6/30/17	$1,026,786	$1,018,920	$1,012,226
7/31/17	$1,030,607	$1,023,305	$1,014,409
8/31/17	$1,054,478	$1,032,484	$1,040,244
9/30/17	$1,043,180	$1,027,566	$1,027,235
10/31/17	$1,050,437	$1,028,161	$1,031,578
11/30/17	$1,060,585	$1,026,841	$1,042,661
12/31/17	$1,091,176	$1,031,554	$1,070,330
1/31/18	$1,075,968	$1,019,674	$1,056,738
2/28/18	$1,043,017	$1,010,008	$1,022,720
3/31/18	$1,061,954	$1,016,485	$1,043,810
4/30/18	$1,065,005	$1,008,925	$1,046,683
5/31/18	$1,061,330	$1,016,126	$1,049,329
6/30/18	$1,079,143	$1,014,876	$1,059,305
7/31/18	$1,069,563	$1,015,117	$1,049,755
8/31/18	$1,074,097	$1,021,649	$1,059,579
9/30/18	$1,048,312	$1,015,070	$1,030,875
10/31/18	$1,001,110	$1,007,049	$983,708
11/30/18	$1,009,143	$1,013,060	$995,872
12/31/18	$1,019,012	$1,031,671	$1,008,075
1/31/19	$1,048,154	$1,042,627	$1,032,736
2/28/19	$1,037,969	$1,042,023	$1,026,439
3/31/19	$1,085,417	$1,062,032	$1,072,443
4/30/19	$1,082,567	$1,062,304	$1,070,486
5/31/19	$1,136,808	$1,081,161	$1,122,830
6/30/19	$1,133,819	$1,094,739	$1,123,969
7/31/19	$1,148,370	$1,097,147	$1,140,962
8/31/19	$1,240,350	$1,125,576	$1,237,294
9/30/19	$1,202,159	$1,119,581	$1,187,329
10/31/19	$1,193,205	$1,122,953	$1,188,871
11/30/19	$1,206,211	$1,122,381	$1,199,374
12/31/19	$1,192,089	$1,121,599	$1,183,451
1/31/20	$1,275,576	$1,143,184	$1,261,340
2/29/20	$1,309,792	$1,163,759	$1,312,648
3/31/20	$1,289,657	$1,156,911	$1,293,909
4/30/20	$1,377,220	$1,177,476	$1,377,732
5/31/20	$1,370,355	$1,182,959	$1,361,219
6/30/20	$1,393,745	$1,190,410	$1,379,833
7/31/20	$1,492,807	$1,208,191	$1,470,780
8/31/20	$1,481,800	$1,198,439	$1,464,406
9/30/20	$1,477,672	$1,197,782	$1,457,789
10/31/20	$1,453,206	$1,192,434	$1,432,489
11/30/20	$1,501,917	$1,204,134	$1,473,081
12/31/20	$1,514,969	$1,205,794	$1,483,198
1/31/21	$1,505,500	$1,197,148	$1,467,087
2/28/21	$1,415,386	$1,179,861	$1,379,571
3/31/21	$1,385,220	$1,165,128	$1,352,773
4/30/21	$1,417,501	$1,174,333	$1,380,483
5/31/21	$1,449,325	$1,178,169	$1,416,733
6/30/21	$1,499,916	$1,186,447	$1,462,575
7/31/21	$1,564,524	$1,199,713	$1,527,867
8/31/21	$1,562,234	$1,197,429	$1,525,926
9/30/21	$1,529,700	$1,187,061	$1,494,390
10/31/21	$1,564,184	$1,186,734	$1,533,878
11/30/21	$1,624,457	$1,190,245	$1,594,287
12/31/21	$1,623,326	$1,187,200	$1,587,359
1/31/22	$1,521,876	$1,161,622	$1,495,173
2/28/22	$1,524,321	$1,148,663	$1,499,734
3/31/22	$1,478,464	$1,116,751	$1,446,709
4/30/22	$1,369,884	$1,074,373	$1,340,828
5/31/22	$1,283,308	$1,081,300	$1,260,968
6/30/22	$1,187,378	$1,064,336	$1,171,656
7/31/22	$1,291,961	$1,090,343	$1,275,708
8/31/22	$1,238,671	$1,059,533	$1,222,310
9/30/22	$1,046,147	$1,013,755	$1,033,650
10/31/22	$1,067,995	$1,000,624	$1,056,087
11/30/22	$1,128,827	$1,037,423	$1,115,177
12/31/22	$1,096,344	$1,032,743	$1,080,346
1/31/23	$1,150,246	$1,064,515	$1,134,322
2/28/23	$1,117,880	$1,036,991	$1,106,161
3/31/23	$1,156,357	$1,063,333	$1,143,869
4/30/23	$1,153,080	$1,069,778	$1,139,487
5/31/23	$1,130,535	$1,058,130	$1,121,740
6/30/23	$1,139,603	$1,054,356	$1,127,833
7/31/23	$1,120,421	$1,053,621	$1,106,801
8/31/23	$1,079,487	$1,046,891	$1,067,055
9/30/23	$1,005,787	$1,020,288	$994,382
10/31/23	$960,198	$1,004,186	$948,679
11/30/23	$1,035,422	$1,049,662	$1,025,138
12/31/23	$1,098,189	$1,089,842	$1,092,864
1/31/24	$1,097,320	$1,086,849	$1,081,833
2/29/24	$1,073,862	$1,071,494	$1,058,886
3/31/24	$1,081,722	$1,081,388	$1,069,041
4/30/24	$1,023,943	$1,054,074	$1,009,309
5/31/24	$1,063,319	$1,071,944	$1,047,095
6/30/24	$1,072,904	$1,082,092	$1,056,696
7/31/24	$1,113,081	$1,107,367	$1,094,848
8/31/24	$1,128,245	$1,123,279	$1,109,471
9/30/24	$1,158,462	$1,138,319	$1,139,673
10/31/24	$1,105,679	$1,110,090	$1,088,668
11/30/24	$1,115,014	$1,121,827	$1,096,066
12/31/24	$1,051,700	$1,103,468	$1,034,072
1/31/25	$1,072,904	$1,109,322	$1,053,068
2/28/25	$1,126,468	$1,133,729	$1,104,629
3/31/25	$1,112,934	$1,134,155	$1,088,378
4/30/25	$1,077,631	$1,138,613	$1,058,683
5/31/25	$1,060,362	$1,130,460	$1,040,576
6/30/25	$1,081,793	$1,147,843	$1,058,798
7/31/25	$1,073,034	$1,144,815	$1,050,105
8/31/25	$1,083,205	$1,158,507	$1,055,177
9/30/25	$1,116,649	$1,171,145	$1,088,903
10/31/25	$1,134,695	$1,178,462	$1,105,882
11/30/25	$1,127,980	$1,185,785	$1,097,665
12/31/25	$1,105,493	$1,184,031	$1,079,061
1/31/26	$1,100,699	$1,185,295	$1,072,306
2/28/26	$1,142,886	$1,204,706	$1,114,037
3/31/26	$1,083,517	$1,183,475	$1,060,096

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	(2.64%)	(4.79%)	0.81%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	(2.60%)	(4.76%)	0.59%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$196,730
# of Portfolio Holdings	615
Portfolio Turnover Rate	162%
Total Net Advisory Fees Paid During the Reporting Period	$866
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	104.4%
U.S. Government Agencies	20.5%
Sovereign Issues	15.5%
Asset-Backed Securities	10.5%
Non-Agency Mortgage-Backed Securities	4.4%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	10.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(67.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.32% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRTPX

PIMCO Long-Term Real Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS1993TSRAR_033126

Class A: PRTNX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.02%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,673	$10,038	$10,035
5/31/16	$9,589	$10,041	$9,964
6/30/16	$9,796	$10,221	$10,171
7/31/16	$9,879	$10,286	$10,259
8/31/16	$9,848	$10,274	$10,213
9/30/16	$9,923	$10,268	$10,269
10/31/16	$9,883	$10,190	$10,228
11/30/16	$9,685	$9,949	$10,031
12/31/16	$9,680	$9,963	$10,022
1/31/17	$9,791	$9,982	$10,106
2/28/17	$9,839	$10,049	$10,153
3/31/17	$9,852	$10,044	$10,148
4/30/17	$9,907	$10,122	$10,208
5/31/17	$9,899	$10,199	$10,204
6/30/17	$9,814	$10,189	$10,107
7/31/17	$9,858	$10,233	$10,152
8/31/17	$9,957	$10,325	$10,260
9/30/17	$9,898	$10,276	$10,194
10/31/17	$9,918	$10,282	$10,216
11/30/17	$9,924	$10,268	$10,229
12/31/17	$10,020	$10,316	$10,323
1/31/18	$9,933	$10,197	$10,234
2/28/18	$9,828	$10,100	$10,135
3/31/18	$9,909	$10,165	$10,241
4/30/18	$9,905	$10,089	$10,236
5/31/18	$9,909	$10,161	$10,279
6/30/18	$9,975	$10,149	$10,320
7/31/18	$9,939	$10,151	$10,271
8/31/18	$9,973	$10,216	$10,345
9/30/18	$9,885	$10,151	$10,236
10/31/18	$9,723	$10,070	$10,089
11/30/18	$9,758	$10,131	$10,137
12/31/18	$9,783	$10,317	$10,193
1/31/19	$9,954	$10,426	$10,330
2/28/19	$9,939	$10,420	$10,328
3/31/19	$10,120	$10,620	$10,518
4/30/19	$10,152	$10,623	$10,553
5/31/19	$10,320	$10,812	$10,728
6/30/19	$10,382	$10,947	$10,820
7/31/19	$10,415	$10,971	$10,858
8/31/19	$10,598	$11,256	$11,117
9/30/19	$10,489	$11,196	$10,965
10/31/19	$10,493	$11,230	$10,993
11/30/19	$10,518	$11,224	$11,010
12/31/19	$10,574	$11,216	$11,052
1/31/20	$10,805	$11,432	$11,284
2/29/20	$10,894	$11,638	$11,440
3/31/20	$10,645	$11,569	$11,239
4/30/20	$10,981	$11,775	$11,551
5/31/20	$11,061	$11,830	$11,586
6/30/20	$11,207	$11,904	$11,715
7/31/20	$11,496	$12,082	$11,985
8/31/20	$11,624	$11,984	$12,116
9/30/20	$11,581	$11,978	$12,071
10/31/20	$11,507	$11,924	$11,993
11/30/20	$11,660	$12,041	$12,127
12/31/20	$11,805	$12,058	$12,267
1/31/21	$11,867	$11,971	$12,307
2/28/21	$11,660	$11,799	$12,109
3/31/21	$11,636	$11,651	$12,086
4/30/21	$11,815	$11,743	$12,255
5/31/21	$11,944	$11,782	$12,404
6/30/21	$11,999	$11,864	$12,479
7/31/21	$12,298	$11,997	$12,811
8/31/21	$12,273	$11,974	$12,789
9/30/21	$12,177	$11,871	$12,697
10/31/21	$12,257	$11,867	$12,841
11/30/21	$12,354	$11,902	$12,956
12/31/21	$12,425	$11,872	$12,997
1/31/22	$12,126	$11,616	$12,734
2/28/22	$12,206	$11,487	$12,843
3/31/22	$12,037	$11,168	$12,604
4/30/22	$11,784	$10,744	$12,347
5/31/22	$11,653	$10,813	$12,224
6/30/22	$11,252	$10,643	$11,837
7/31/22	$11,749	$10,903	$12,353
8/31/22	$11,427	$10,595	$12,024
9/30/22	$10,632	$10,138	$11,228
10/31/22	$10,797	$10,006	$11,368
11/30/22	$10,986	$10,374	$11,576
12/31/22	$10,907	$10,327	$11,458
1/31/23	$11,097	$10,645	$11,667
2/28/23	$10,938	$10,370	$11,507
3/31/23	$11,223	$10,633	$11,840
4/30/23	$11,238	$10,698	$11,853
5/31/23	$11,081	$10,581	$11,711
6/30/23	$11,056	$10,544	$11,672
7/31/23	$11,085	$10,536	$11,686
8/31/23	$10,982	$10,469	$11,582
9/30/23	$10,789	$10,203	$11,368
10/31/23	$10,698	$10,042	$11,286
11/30/23	$10,995	$10,497	$11,592
12/31/23	$11,270	$10,898	$11,904
1/31/24	$11,320	$10,868	$11,925
2/29/24	$11,212	$10,715	$11,797
3/31/24	$11,297	$10,814	$11,894
4/30/24	$11,104	$10,541	$11,693
5/31/24	$11,313	$10,719	$11,894
6/30/24	$11,388	$10,821	$11,988
7/31/24	$11,612	$11,074	$12,201
8/31/24	$11,701	$11,233	$12,297
9/30/24	$11,866	$11,383	$12,482
10/31/24	$11,633	$11,101	$12,258
11/30/24	$11,708	$11,218	$12,317
12/31/24	$11,515	$11,035	$12,122
1/31/25	$11,682	$11,093	$12,279
2/28/25	$11,952	$11,337	$12,547
3/31/25	$12,046	$11,342	$12,627
4/30/25	$12,028	$11,386	$12,642
5/31/25	$11,956	$11,305	$12,568
6/30/25	$12,102	$11,478	$12,688
7/31/25	$12,121	$11,448	$12,704
8/31/25	$12,341	$11,585	$12,899
9/30/25	$12,387	$11,711	$12,955
10/31/25	$12,452	$11,785	$13,001
11/30/25	$12,475	$11,858	$13,025
12/31/25	$12,407	$11,840	$12,972
1/31/26	$12,448	$11,853	$13,012
2/28/26	$12,596	$12,047	$13,182
3/31/26	$12,374	$11,835	$13,006

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.72%	1.24%	2.54%
Class A (including sales charge)	(1.13%)	0.47%	2.15%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRTNX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS4010TSRAR_033126

Administrative Class: PARRX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$88	0.87%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,129	$1,003,838	$1,003,462
5/31/16	$996,502	$1,004,096	$996,365
6/30/16	$1,018,124	$1,022,137	$1,017,077
7/31/16	$1,026,944	$1,028,599	$1,025,894
8/31/16	$1,023,838	$1,027,423	$1,021,292
9/30/16	$1,031,766	$1,026,821	$1,026,882
10/31/16	$1,027,702	$1,018,967	$1,022,774
11/30/16	$1,007,190	$994,865	$1,003,146
12/31/16	$1,006,896	$996,268	$1,002,162
1/31/17	$1,018,483	$998,223	$1,010,587
2/28/17	$1,023,606	$1,004,932	$1,015,346
3/31/17	$1,025,141	$1,004,405	$1,014,803
4/30/17	$1,030,949	$1,012,156	$1,020,806
5/31/17	$1,030,303	$1,019,947	$1,020,368
6/30/17	$1,021,502	$1,018,920	$1,010,694
7/31/17	$1,026,247	$1,023,305	$1,015,197
8/31/17	$1,036,693	$1,032,484	$1,025,998
9/30/17	$1,030,717	$1,027,566	$1,019,424
10/31/17	$1,032,889	$1,028,161	$1,021,605
11/30/17	$1,033,636	$1,026,841	$1,022,931
12/31/17	$1,043,761	$1,031,554	$1,032,296
1/31/18	$1,034,878	$1,019,674	$1,023,444
2/28/18	$1,024,058	$1,010,008	$1,013,498
3/31/18	$1,032,549	$1,016,485	$1,024,144
4/30/18	$1,032,263	$1,008,925	$1,023,556
5/31/18	$1,032,819	$1,016,126	$1,027,920
6/30/18	$1,039,834	$1,014,876	$1,032,044
7/31/18	$1,036,278	$1,015,117	$1,027,078
8/31/18	$1,039,956	$1,021,649	$1,034,476
9/30/18	$1,030,824	$1,015,070	$1,023,582
10/31/18	$1,014,052	$1,007,049	$1,008,911
11/30/18	$1,017,879	$1,013,060	$1,013,731
12/31/18	$1,020,625	$1,031,671	$1,019,270
1/31/19	$1,038,571	$1,042,627	$1,032,983
2/28/19	$1,037,154	$1,042,023	$1,032,848
3/31/19	$1,056,115	$1,062,032	$1,051,833
4/30/19	$1,059,581	$1,062,304	$1,055,329
5/31/19	$1,077,294	$1,081,161	$1,072,766
6/30/19	$1,083,904	$1,094,739	$1,081,965
7/31/19	$1,087,469	$1,097,147	$1,085,809
8/31/19	$1,106,751	$1,125,576	$1,111,650
9/30/19	$1,095,445	$1,119,581	$1,096,518
10/31/19	$1,095,990	$1,122,953	$1,099,322
11/30/19	$1,098,750	$1,122,381	$1,100,999
12/31/19	$1,104,806	$1,121,599	$1,105,173
1/31/20	$1,129,031	$1,143,184	$1,128,378
2/29/20	$1,138,445	$1,163,759	$1,143,995
3/31/20	$1,112,625	$1,156,911	$1,123,882
4/30/20	$1,147,823	$1,177,476	$1,155,144
5/31/20	$1,156,362	$1,182,959	$1,158,615
6/30/20	$1,171,809	$1,190,410	$1,171,548
7/31/20	$1,202,180	$1,208,191	$1,198,467
8/31/20	$1,215,666	$1,198,439	$1,211,560
9/30/20	$1,211,365	$1,197,782	$1,207,092
10/31/20	$1,203,791	$1,192,434	$1,199,296
11/30/20	$1,219,876	$1,204,134	$1,212,744
12/31/20	$1,235,264	$1,205,794	$1,226,657
1/31/21	$1,241,923	$1,197,148	$1,230,713
2/28/21	$1,220,390	$1,179,861	$1,210,888
3/31/21	$1,218,032	$1,165,128	$1,208,598
4/30/21	$1,236,854	$1,174,333	$1,225,511
5/31/21	$1,250,591	$1,178,169	$1,240,355
6/30/21	$1,256,446	$1,186,447	$1,247,867
7/31/21	$1,287,949	$1,199,713	$1,281,123
8/31/21	$1,285,448	$1,197,429	$1,278,870
9/30/21	$1,275,614	$1,187,061	$1,269,727
10/31/21	$1,284,112	$1,186,734	$1,284,134
11/30/21	$1,294,488	$1,190,245	$1,295,618
12/31/21	$1,302,096	$1,187,200	$1,299,718
1/31/22	$1,270,857	$1,161,622	$1,273,431
2/28/22	$1,279,400	$1,148,663	$1,284,307
3/31/22	$1,261,839	$1,116,751	$1,260,428
4/30/22	$1,235,452	$1,074,373	$1,234,667
5/31/22	$1,221,884	$1,081,300	$1,222,418
6/30/22	$1,180,045	$1,064,336	$1,183,735
7/31/22	$1,232,287	$1,090,343	$1,235,269
8/31/22	$1,198,644	$1,059,533	$1,202,417
9/30/22	$1,115,414	$1,013,755	$1,122,842
10/31/22	$1,132,878	$1,000,624	$1,136,792
11/30/22	$1,152,858	$1,037,423	$1,157,553
12/31/22	$1,144,713	$1,032,743	$1,145,757
1/31/23	$1,164,793	$1,064,515	$1,166,747
2/28/23	$1,148,174	$1,036,991	$1,150,748
3/31/23	$1,178,334	$1,063,333	$1,184,009
4/30/23	$1,180,032	$1,069,778	$1,185,307
5/31/23	$1,163,678	$1,058,130	$1,171,128
6/30/23	$1,161,210	$1,054,356	$1,167,183
7/31/23	$1,164,362	$1,053,621	$1,168,648
8/31/23	$1,153,671	$1,046,891	$1,158,211
9/30/23	$1,133,598	$1,020,288	$1,136,833
10/31/23	$1,124,166	$1,004,186	$1,128,608
11/30/23	$1,155,516	$1,049,662	$1,159,183
12/31/23	$1,184,574	$1,089,842	$1,190,389
1/31/24	$1,189,931	$1,086,849	$1,192,502
2/29/24	$1,178,722	$1,071,494	$1,179,688
3/31/24	$1,187,785	$1,081,388	$1,189,396
4/30/24	$1,167,734	$1,054,074	$1,169,341
5/31/24	$1,189,844	$1,071,944	$1,189,428
6/30/24	$1,197,879	$1,082,092	$1,198,763
7/31/24	$1,221,516	$1,107,367	$1,220,143
8/31/24	$1,231,098	$1,123,279	$1,229,715
9/30/24	$1,248,607	$1,138,319	$1,248,175
10/31/24	$1,224,233	$1,110,090	$1,225,783
11/30/24	$1,232,257	$1,121,827	$1,231,723
12/31/24	$1,212,169	$1,103,468	$1,212,246
1/31/25	$1,229,886	$1,109,322	$1,227,924
2/28/25	$1,258,484	$1,133,729	$1,254,696
3/31/25	$1,268,515	$1,134,155	$1,262,741
4/30/25	$1,266,762	$1,138,613	$1,264,242
5/31/25	$1,259,362	$1,130,460	$1,256,813
6/30/25	$1,274,848	$1,147,843	$1,268,808
7/31/25	$1,277,006	$1,144,815	$1,270,358
8/31/25	$1,300,372	$1,158,507	$1,289,898
9/30/25	$1,305,342	$1,171,145	$1,295,494
10/31/25	$1,312,405	$1,178,462	$1,300,088
11/30/25	$1,314,975	$1,185,785	$1,302,485
12/31/25	$1,307,918	$1,184,031	$1,297,224
1/31/26	$1,312,427	$1,185,295	$1,301,241
2/28/26	$1,328,229	$1,204,706	$1,318,245
3/31/26	$1,304,942	$1,183,475	$1,300,619

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	2.87%	1.39%	2.70%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PARRX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS0422TSRAR_033126

Class C: PRTCX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.52%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,046	$10,038	$10,035
5/31/16	$9,954	$10,041	$9,964
6/30/16	$10,165	$10,221	$10,171
7/31/16	$10,247	$10,286	$10,259
8/31/16	$10,211	$10,274	$10,213
9/30/16	$10,284	$10,268	$10,269
10/31/16	$10,238	$10,190	$10,228
11/30/16	$10,028	$9,949	$10,031
12/31/16	$10,020	$9,963	$10,022
1/31/17	$10,130	$9,982	$10,106
2/28/17	$10,176	$10,049	$10,153
3/31/17	$10,185	$10,044	$10,148
4/30/17	$10,237	$10,122	$10,208
5/31/17	$10,225	$10,199	$10,204
6/30/17	$10,132	$10,189	$10,107
7/31/17	$10,174	$10,233	$10,152
8/31/17	$10,272	$10,325	$10,260
9/30/17	$10,207	$10,276	$10,194
10/31/17	$10,223	$10,282	$10,216
11/30/17	$10,225	$10,268	$10,229
12/31/17	$10,319	$10,316	$10,323
1/31/18	$10,226	$10,197	$10,234
2/28/18	$10,114	$10,100	$10,135
3/31/18	$10,192	$10,165	$10,241
4/30/18	$10,184	$10,089	$10,236
5/31/18	$10,184	$10,161	$10,279
6/30/18	$10,248	$10,149	$10,320
7/31/18	$10,207	$10,151	$10,271
8/31/18	$10,237	$10,216	$10,345
9/30/18	$10,142	$10,151	$10,236
10/31/18	$9,972	$10,070	$10,089
11/30/18	$10,004	$10,131	$10,137
12/31/18	$10,025	$10,317	$10,193
1/31/19	$10,196	$10,426	$10,330
2/28/19	$10,177	$10,420	$10,328
3/31/19	$10,358	$10,620	$10,518
4/30/19	$10,386	$10,623	$10,553
5/31/19	$10,554	$10,812	$10,728
6/30/19	$10,613	$10,947	$10,820
7/31/19	$10,642	$10,971	$10,858
8/31/19	$10,825	$11,256	$11,117
9/30/19	$10,709	$11,196	$10,965
10/31/19	$10,709	$11,230	$10,993
11/30/19	$10,729	$11,224	$11,010
12/31/19	$10,782	$11,216	$11,052
1/31/20	$11,013	$11,432	$11,284
2/29/20	$11,099	$11,638	$11,440
3/31/20	$10,842	$11,569	$11,239
4/30/20	$11,179	$11,775	$11,551
5/31/20	$11,256	$11,830	$11,586
6/30/20	$11,400	$11,904	$11,715
7/31/20	$11,688	$12,082	$11,985
8/31/20	$11,814	$11,984	$12,116
9/30/20	$11,765	$11,978	$12,071
10/31/20	$11,685	$11,924	$11,993
11/30/20	$11,835	$12,041	$12,127
12/31/20	$11,982	$12,058	$12,267
1/31/21	$12,041	$11,971	$12,307
2/28/21	$11,826	$11,799	$12,109
3/31/21	$11,790	$11,651	$12,086
4/30/21	$11,965	$11,743	$12,255
5/31/21	$12,092	$11,782	$12,404
6/30/21	$12,142	$11,864	$12,479
7/31/21	$12,440	$11,997	$12,811
8/31/21	$12,409	$11,974	$12,789
9/30/21	$12,307	$11,871	$12,697
10/31/21	$12,383	$11,867	$12,841
11/30/21	$12,476	$11,902	$12,956
12/31/21	$12,542	$11,872	$12,997
1/31/22	$12,235	$11,616	$12,734
2/28/22	$12,311	$11,487	$12,843
3/31/22	$12,135	$11,168	$12,604
4/30/22	$11,875	$10,744	$12,347
5/31/22	$11,738	$10,813	$12,224
6/30/22	$11,330	$10,643	$11,837
7/31/22	$11,826	$10,903	$12,353
8/31/22	$11,496	$10,595	$12,024
9/30/22	$10,692	$10,138	$11,228
10/31/22	$10,854	$10,006	$11,368
11/30/22	$11,039	$10,374	$11,576
12/31/22	$10,955	$10,327	$11,458
1/31/23	$11,141	$10,645	$11,667
2/28/23	$10,977	$10,370	$11,507
3/31/23	$11,258	$10,633	$11,840
4/30/23	$11,269	$10,698	$11,853
5/31/23	$11,107	$10,581	$11,711
6/30/23	$11,077	$10,544	$11,672
7/31/23	$11,101	$10,536	$11,686
8/31/23	$10,993	$10,469	$11,582
9/30/23	$10,796	$10,203	$11,368
10/31/23	$10,700	$10,042	$11,286
11/30/23	$10,993	$10,497	$11,592
12/31/23	$11,263	$10,898	$11,904
1/31/24	$11,308	$10,868	$11,925
2/29/24	$11,196	$10,715	$11,797
3/31/24	$11,275	$10,814	$11,894
4/30/24	$11,079	$10,541	$11,693
5/31/24	$11,282	$10,719	$11,894
6/30/24	$11,353	$10,821	$11,988
7/31/24	$11,571	$11,074	$12,201
8/31/24	$11,654	$11,233	$12,297
9/30/24	$11,814	$11,383	$12,482
10/31/24	$11,577	$11,101	$12,258
11/30/24	$11,647	$11,218	$12,317
12/31/24	$11,450	$11,035	$12,122
1/31/25	$11,611	$11,093	$12,279
2/28/25	$11,875	$11,337	$12,547
3/31/25	$11,964	$11,342	$12,627
4/30/25	$11,941	$11,386	$12,642
5/31/25	$11,865	$11,305	$12,568
6/30/25	$12,004	$11,478	$12,688
7/31/25	$12,018	$11,448	$12,704
8/31/25	$12,231	$11,585	$12,899
9/30/25	$12,271	$11,711	$12,955
10/31/25	$12,331	$11,785	$13,001
11/30/25	$12,349	$11,858	$13,025
12/31/25	$12,275	$11,840	$12,972
1/31/26	$12,311	$11,853	$13,012
2/28/26	$12,453	$12,047	$13,182
3/31/26	$12,228	$11,835	$13,006

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.21%	0.73%	2.03%
Class C (including sales charge)	1.21%	0.73%	2.03%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PRTCX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS4210TSRAR_033126

Institutional Class: PRRIX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,341	$1,003,838	$1,003,462
5/31/16	$996,918	$1,004,096	$996,365
6/30/16	$1,018,757	$1,022,137	$1,017,077
7/31/16	$1,027,800	$1,028,599	$1,025,894
8/31/16	$1,024,909	$1,027,423	$1,021,292
9/30/16	$1,033,071	$1,026,821	$1,026,882
10/31/16	$1,029,207	$1,018,967	$1,022,774
11/30/16	$1,008,873	$994,865	$1,003,146
12/31/16	$1,008,805	$996,268	$1,002,162
1/31/17	$1,020,617	$998,223	$1,010,587
2/28/17	$1,025,945	$1,004,932	$1,015,346
3/31/17	$1,027,714	$1,004,405	$1,014,803
4/30/17	$1,033,735	$1,012,156	$1,020,806
5/31/17	$1,033,306	$1,019,947	$1,020,368
6/30/17	$1,024,705	$1,018,920	$1,010,694
7/31/17	$1,029,669	$1,023,305	$1,015,197
8/31/17	$1,040,370	$1,032,484	$1,025,998
9/30/17	$1,034,593	$1,027,566	$1,019,424
10/31/17	$1,036,987	$1,028,161	$1,021,605
11/30/17	$1,037,950	$1,026,841	$1,022,931
12/31/17	$1,048,346	$1,031,554	$1,032,296
1/31/18	$1,039,638	$1,019,674	$1,023,444
2/28/18	$1,028,967	$1,010,008	$1,013,498
3/31/18	$1,037,724	$1,016,485	$1,024,144
4/30/18	$1,037,643	$1,008,925	$1,023,556
5/31/18	$1,038,421	$1,016,126	$1,027,920
6/30/18	$1,045,694	$1,014,876	$1,032,044
7/31/18	$1,042,332	$1,015,117	$1,027,078
8/31/18	$1,046,275	$1,021,649	$1,034,476
9/30/18	$1,037,280	$1,015,070	$1,023,582
10/31/18	$1,020,616	$1,007,049	$1,008,911
11/30/18	$1,024,697	$1,013,060	$1,013,731
12/31/18	$1,027,678	$1,031,671	$1,019,270
1/31/19	$1,045,960	$1,042,627	$1,032,983
2/28/19	$1,044,734	$1,042,023	$1,032,848
3/31/19	$1,064,058	$1,062,032	$1,051,833
4/30/19	$1,067,768	$1,062,304	$1,055,329
5/31/19	$1,085,851	$1,081,161	$1,072,766
6/30/19	$1,092,721	$1,094,739	$1,081,965
7/31/19	$1,096,547	$1,097,147	$1,085,809
8/31/19	$1,116,240	$1,125,576	$1,111,650
9/30/19	$1,105,049	$1,119,581	$1,096,518
10/31/19	$1,105,833	$1,122,953	$1,099,322
11/30/19	$1,108,852	$1,122,381	$1,100,999
12/31/19	$1,115,201	$1,121,599	$1,105,173
1/31/20	$1,139,899	$1,143,184	$1,128,378
2/29/20	$1,149,621	$1,163,759	$1,143,995
3/31/20	$1,123,777	$1,156,911	$1,123,882
4/30/20	$1,159,565	$1,177,476	$1,155,144
5/31/20	$1,168,438	$1,182,959	$1,158,615
6/30/20	$1,184,288	$1,190,410	$1,171,548
7/31/20	$1,215,253	$1,208,191	$1,198,467
8/31/20	$1,229,127	$1,198,439	$1,211,560
9/30/20	$1,225,028	$1,197,782	$1,207,092
10/31/20	$1,217,631	$1,192,434	$1,199,296
11/30/20	$1,234,142	$1,204,134	$1,212,744
12/31/20	$1,249,997	$1,205,794	$1,226,657
1/31/21	$1,256,974	$1,197,148	$1,230,713
2/28/21	$1,235,419	$1,179,861	$1,210,888
3/31/21	$1,233,293	$1,165,128	$1,208,598
4/30/21	$1,252,622	$1,174,333	$1,225,511
5/31/21	$1,266,782	$1,178,169	$1,240,355
6/30/21	$1,272,971	$1,186,447	$1,247,867
7/31/21	$1,305,169	$1,199,713	$1,281,123
8/31/21	$1,302,900	$1,197,429	$1,278,870
9/30/21	$1,293,212	$1,187,061	$1,269,727
10/31/21	$1,302,110	$1,186,734	$1,284,134
11/30/21	$1,312,901	$1,190,245	$1,295,618
12/31/21	$1,320,913	$1,187,200	$1,299,718
1/31/22	$1,289,478	$1,161,622	$1,273,431
2/28/22	$1,298,389	$1,148,663	$1,284,307
3/31/22	$1,280,843	$1,116,751	$1,260,428
4/30/22	$1,254,324	$1,074,373	$1,234,667
5/31/22	$1,240,802	$1,081,300	$1,222,418
6/30/22	$1,198,566	$1,064,336	$1,183,735
7/31/22	$1,251,883	$1,090,343	$1,235,269
8/31/22	$1,217,967	$1,059,533	$1,202,417
9/30/22	$1,133,655	$1,013,755	$1,122,842
10/31/22	$1,151,633	$1,000,624	$1,136,792
11/30/22	$1,172,181	$1,037,423	$1,157,553
12/31/22	$1,164,164	$1,032,743	$1,145,757
1/31/23	$1,184,820	$1,064,515	$1,166,747
2/28/23	$1,168,140	$1,036,991	$1,150,748
3/31/23	$1,199,091	$1,063,333	$1,184,009
4/30/23	$1,201,050	$1,069,778	$1,185,307
5/31/23	$1,184,656	$1,058,130	$1,171,128
6/30/23	$1,182,403	$1,054,356	$1,167,183
7/31/23	$1,185,847	$1,053,621	$1,168,648
8/31/23	$1,175,205	$1,046,891	$1,158,211
9/30/23	$1,155,002	$1,020,288	$1,136,833
10/31/23	$1,145,626	$1,004,186	$1,128,608
11/30/23	$1,177,813	$1,049,662	$1,159,183
12/31/23	$1,207,693	$1,089,842	$1,190,389
1/31/24	$1,213,400	$1,086,849	$1,192,502
2/29/24	$1,202,207	$1,071,494	$1,179,688
3/31/24	$1,211,708	$1,081,388	$1,189,396
4/30/24	$1,191,498	$1,054,074	$1,169,341
5/31/24	$1,214,331	$1,071,944	$1,189,428
6/30/24	$1,222,766	$1,082,092	$1,198,763
7/31/24	$1,247,156	$1,107,367	$1,220,143
8/31/24	$1,257,222	$1,123,279	$1,229,715
9/30/24	$1,275,346	$1,138,319	$1,248,175
10/31/24	$1,250,718	$1,110,090	$1,225,783
11/30/24	$1,259,181	$1,121,827	$1,231,723
12/31/24	$1,238,919	$1,103,468	$1,212,246
1/31/25	$1,257,301	$1,109,322	$1,227,924
2/28/25	$1,286,779	$1,133,729	$1,254,696
3/31/25	$1,297,290	$1,134,155	$1,262,741
4/30/25	$1,295,759	$1,138,613	$1,264,242
5/31/25	$1,288,470	$1,130,460	$1,256,813
6/30/25	$1,304,570	$1,147,843	$1,268,808
7/31/25	$1,307,055	$1,144,815	$1,270,358
8/31/25	$1,331,260	$1,158,507	$1,289,898
9/30/25	$1,336,613	$1,171,145	$1,295,494
10/31/25	$1,344,150	$1,178,462	$1,300,088
11/30/25	$1,347,039	$1,185,785	$1,302,485
12/31/25	$1,340,104	$1,184,031	$1,297,224
1/31/26	$1,345,009	$1,185,295	$1,301,241
2/28/26	$1,361,463	$1,204,706	$1,318,245
3/31/26	$1,337,870	$1,183,475	$1,300,619

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.13%	1.64%	2.95%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRRIX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS0122TSRAR_033126

I-2: PRLPX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$73	0.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,257	$1,003,838	$1,003,462
5/31/16	$996,751	$1,004,096	$996,365
6/30/16	$1,018,504	$1,022,137	$1,017,077
7/31/16	$1,027,457	$1,028,599	$1,025,894
8/31/16	$1,024,480	$1,027,423	$1,021,292
9/30/16	$1,032,549	$1,026,821	$1,026,882
10/31/16	$1,028,604	$1,018,967	$1,022,774
11/30/16	$1,008,199	$994,865	$1,003,146
12/31/16	$1,008,041	$996,268	$1,002,162
1/31/17	$1,019,763	$998,223	$1,010,587
2/28/17	$1,025,009	$1,004,932	$1,015,346
3/31/17	$1,026,689	$1,004,405	$1,014,803
4/30/17	$1,032,625	$1,012,156	$1,020,806
5/31/17	$1,032,109	$1,019,947	$1,020,368
6/30/17	$1,023,427	$1,018,920	$1,010,694
7/31/17	$1,028,304	$1,023,305	$1,015,197
8/31/17	$1,038,904	$1,032,484	$1,025,998
9/30/17	$1,033,047	$1,027,566	$1,019,424
10/31/17	$1,035,352	$1,028,161	$1,021,605
11/30/17	$1,036,229	$1,026,841	$1,022,931
12/31/17	$1,046,517	$1,031,554	$1,032,296
1/31/18	$1,037,739	$1,019,674	$1,023,444
2/28/18	$1,027,008	$1,010,008	$1,013,498
3/31/18	$1,035,659	$1,016,485	$1,024,144
4/30/18	$1,035,496	$1,008,925	$1,023,556
5/31/18	$1,036,186	$1,016,126	$1,027,920
6/30/18	$1,043,354	$1,014,876	$1,032,044
7/31/18	$1,039,914	$1,015,117	$1,027,078
8/31/18	$1,043,751	$1,021,649	$1,034,476
9/30/18	$1,034,701	$1,015,070	$1,023,582
10/31/18	$1,017,992	$1,007,049	$1,008,911
11/30/18	$1,021,969	$1,013,060	$1,013,731
12/31/18	$1,024,859	$1,031,671	$1,019,270
1/31/19	$1,043,006	$1,042,627	$1,032,983
2/28/19	$1,041,703	$1,042,023	$1,032,848
3/31/19	$1,060,881	$1,062,032	$1,051,833
4/30/19	$1,064,494	$1,062,304	$1,055,329
5/31/19	$1,082,429	$1,081,161	$1,072,766
6/30/19	$1,089,194	$1,094,739	$1,081,965
7/31/19	$1,092,915	$1,097,147	$1,085,809
8/31/19	$1,112,443	$1,125,576	$1,111,650
9/30/19	$1,101,205	$1,119,581	$1,096,518
10/31/19	$1,101,893	$1,122,953	$1,099,322
11/30/19	$1,104,808	$1,122,381	$1,100,999
12/31/19	$1,111,040	$1,121,599	$1,105,173
1/31/20	$1,135,548	$1,143,184	$1,128,378
2/29/20	$1,145,146	$1,163,759	$1,143,995
3/31/20	$1,119,312	$1,156,911	$1,123,882
4/30/20	$1,154,863	$1,177,476	$1,155,144
5/31/20	$1,163,602	$1,182,959	$1,158,615
6/30/20	$1,179,290	$1,190,410	$1,171,548
7/31/20	$1,210,016	$1,208,191	$1,198,467
8/31/20	$1,223,734	$1,198,439	$1,211,560
9/30/20	$1,219,555	$1,197,782	$1,207,092
10/31/20	$1,212,083	$1,192,434	$1,199,296
11/30/20	$1,228,423	$1,204,134	$1,212,744
12/31/20	$1,244,089	$1,205,794	$1,226,657
1/31/21	$1,250,939	$1,197,148	$1,230,713
2/28/21	$1,229,392	$1,179,861	$1,210,888
3/31/21	$1,227,172	$1,165,128	$1,208,598
4/30/21	$1,246,297	$1,174,333	$1,225,511
5/31/21	$1,260,286	$1,178,169	$1,240,355
6/30/21	$1,266,341	$1,186,447	$1,247,867
7/31/21	$1,298,260	$1,199,713	$1,281,123
8/31/21	$1,295,897	$1,197,429	$1,278,870
9/30/21	$1,286,155	$1,187,061	$1,269,727
10/31/21	$1,294,896	$1,186,734	$1,284,134
11/30/21	$1,305,521	$1,190,245	$1,295,618
12/31/21	$1,313,371	$1,187,200	$1,299,718
1/31/22	$1,282,014	$1,161,622	$1,273,431
2/28/22	$1,290,776	$1,148,663	$1,284,307
3/31/22	$1,273,224	$1,116,751	$1,260,428
4/30/22	$1,246,757	$1,074,373	$1,234,667
5/31/22	$1,233,213	$1,081,300	$1,222,418
6/30/22	$1,191,135	$1,064,336	$1,183,735
7/31/22	$1,244,020	$1,090,343	$1,235,269
8/31/22	$1,210,212	$1,059,533	$1,202,417
9/30/22	$1,126,333	$1,013,755	$1,122,842
10/31/22	$1,144,104	$1,000,624	$1,136,792
11/30/22	$1,164,423	$1,037,423	$1,157,553
12/31/22	$1,156,353	$1,032,743	$1,145,757
1/31/23	$1,176,777	$1,064,515	$1,166,747
2/28/23	$1,160,120	$1,036,991	$1,150,748
3/31/23	$1,190,753	$1,063,333	$1,184,009
4/30/23	$1,192,606	$1,069,778	$1,185,307
5/31/23	$1,176,228	$1,058,130	$1,171,128
6/30/23	$1,173,887	$1,054,356	$1,167,183
7/31/23	$1,177,213	$1,053,621	$1,168,648
8/31/23	$1,166,550	$1,046,891	$1,158,211
9/30/23	$1,146,397	$1,020,288	$1,136,833
10/31/23	$1,136,998	$1,004,186	$1,128,608
11/30/23	$1,168,847	$1,049,662	$1,159,183
12/31/23	$1,198,395	$1,089,842	$1,190,389
1/31/24	$1,203,960	$1,086,849	$1,192,502
2/29/24	$1,192,760	$1,071,494	$1,179,688
3/31/24	$1,202,083	$1,081,388	$1,189,396
4/30/24	$1,181,937	$1,054,074	$1,169,341
5/31/24	$1,204,478	$1,071,944	$1,189,428
6/30/24	$1,212,751	$1,082,092	$1,198,763
7/31/24	$1,236,838	$1,107,367	$1,220,143
8/31/24	$1,246,709	$1,123,279	$1,229,715
9/30/24	$1,264,585	$1,138,319	$1,248,175
10/31/24	$1,240,058	$1,110,090	$1,225,783
11/30/24	$1,248,343	$1,121,827	$1,231,723
12/31/24	$1,228,151	$1,103,468	$1,212,246
1/31/25	$1,246,265	$1,109,322	$1,227,924
2/28/25	$1,275,388	$1,133,729	$1,254,696
3/31/25	$1,285,705	$1,134,155	$1,262,741
4/30/25	$1,284,084	$1,138,613	$1,264,242
5/31/25	$1,276,749	$1,130,460	$1,256,813
6/30/25	$1,292,601	$1,147,843	$1,268,808
7/31/25	$1,294,953	$1,144,815	$1,270,358
8/31/25	$1,318,821	$1,158,507	$1,289,898
9/30/25	$1,324,018	$1,171,145	$1,295,494
10/31/25	$1,331,364	$1,178,462	$1,300,088
11/30/25	$1,334,124	$1,185,785	$1,302,485
12/31/25	$1,327,140	$1,184,031	$1,297,224
1/31/26	$1,331,884	$1,185,295	$1,301,241
2/28/26	$1,348,075	$1,204,706	$1,318,245
3/31/26	$1,324,605	$1,183,475	$1,300,619

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.03%	1.54%	2.85%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRLPX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS1920TSRAR_033126

Class R: PRRRX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.27%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,048	$10,038	$10,035
5/31/16	$9,958	$10,041	$9,964
6/30/16	$10,171	$10,221	$10,171
7/31/16	$10,256	$10,286	$10,259
8/31/16	$10,221	$10,274	$10,213
9/30/16	$10,297	$10,268	$10,269
10/31/16	$10,253	$10,190	$10,228
11/30/16	$10,045	$9,949	$10,031
12/31/16	$10,039	$9,963	$10,022
1/31/17	$10,151	$9,982	$10,106
2/28/17	$10,199	$10,049	$10,153
3/31/17	$10,210	$10,044	$10,148
4/30/17	$10,265	$10,122	$10,208
5/31/17	$10,255	$10,199	$10,204
6/30/17	$10,164	$10,189	$10,107
7/31/17	$10,208	$10,233	$10,152
8/31/17	$10,308	$10,325	$10,260
9/30/17	$10,246	$10,276	$10,194
10/31/17	$10,264	$10,282	$10,216
11/30/17	$10,268	$10,268	$10,229
12/31/17	$10,365	$10,316	$10,323
1/31/18	$10,273	$10,197	$10,234
2/28/18	$10,163	$10,100	$10,135
3/31/18	$10,243	$10,165	$10,241
4/30/18	$10,237	$10,089	$10,236
5/31/18	$10,239	$10,161	$10,279
6/30/18	$10,305	$10,149	$10,320
7/31/18	$10,267	$10,151	$10,271
8/31/18	$10,299	$10,216	$10,345
9/30/18	$10,206	$10,151	$10,236
10/31/18	$10,036	$10,070	$10,089
11/30/18	$10,071	$10,131	$10,137
12/31/18	$10,095	$10,317	$10,193
1/31/19	$10,269	$10,426	$10,330
2/28/19	$10,252	$10,420	$10,328
3/31/19	$10,436	$10,620	$10,518
4/30/19	$10,466	$10,623	$10,553
5/31/19	$10,638	$10,812	$10,728
6/30/19	$10,700	$10,947	$10,820
7/31/19	$10,731	$10,971	$10,858
8/31/19	$10,918	$11,256	$11,117
9/30/19	$10,803	$11,196	$10,965
10/31/19	$10,804	$11,230	$10,993
11/30/19	$10,828	$11,224	$11,010
12/31/19	$10,884	$11,216	$11,052
1/31/20	$11,119	$11,432	$11,284
2/29/20	$11,208	$11,638	$11,440
3/31/20	$10,950	$11,569	$11,239
4/30/20	$11,293	$11,775	$11,551
5/31/20	$11,373	$11,830	$11,586
6/30/20	$11,521	$11,904	$11,715
7/31/20	$11,816	$12,082	$11,985
8/31/20	$11,945	$11,984	$12,116
9/30/20	$11,898	$11,978	$12,071
10/31/20	$11,820	$11,924	$11,993
11/30/20	$11,974	$12,041	$12,127
12/31/20	$12,123	$12,058	$12,267
1/31/21	$12,182	$11,971	$12,307
2/28/21	$11,967	$11,799	$12,109
3/31/21	$11,940	$11,651	$12,086
4/30/21	$12,120	$11,743	$12,255
5/31/21	$12,251	$11,782	$12,404
6/30/21	$12,304	$11,864	$12,479
7/31/21	$12,608	$11,997	$12,811
8/31/21	$12,580	$11,974	$12,789
9/30/21	$12,480	$11,871	$12,697
10/31/21	$12,559	$11,867	$12,841
11/30/21	$12,656	$11,902	$12,956
12/31/21	$12,726	$11,872	$12,997
1/31/22	$12,416	$11,616	$12,734
2/28/22	$12,496	$11,487	$12,843
3/31/22	$12,320	$11,168	$12,604
4/30/22	$12,059	$10,744	$12,347
5/31/22	$11,922	$10,813	$12,224
6/30/22	$11,510	$10,643	$11,837
7/31/22	$12,016	$10,903	$12,353
8/31/22	$11,684	$10,595	$12,024
9/30/22	$10,869	$10,138	$11,228
10/31/22	$11,035	$10,006	$11,368
11/30/22	$11,226	$10,374	$11,576
12/31/22	$11,143	$10,327	$11,458
1/31/23	$11,335	$10,645	$11,667
2/28/23	$11,170	$10,370	$11,507
3/31/23	$11,459	$10,633	$11,840
4/30/23	$11,472	$10,698	$11,853
5/31/23	$11,309	$10,581	$11,711
6/30/23	$11,281	$10,544	$11,672
7/31/23	$11,308	$10,536	$11,686
8/31/23	$11,201	$10,469	$11,582
9/30/23	$11,002	$10,203	$11,368
10/31/23	$10,907	$10,042	$11,286
11/30/23	$11,207	$10,497	$11,592
12/31/23	$11,485	$10,898	$11,904
1/31/24	$11,533	$10,868	$11,925
2/29/24	$11,421	$10,715	$11,797
3/31/24	$11,505	$10,814	$11,894
4/30/24	$11,307	$10,541	$11,693
5/31/24	$11,517	$10,719	$11,894
6/30/24	$11,591	$10,821	$11,988
7/31/24	$11,816	$11,074	$12,201
8/31/24	$11,904	$11,233	$12,297
9/30/24	$12,070	$11,383	$12,482
10/31/24	$11,830	$11,101	$12,258
11/30/24	$11,904	$11,218	$12,317
12/31/24	$11,706	$11,035	$12,122
1/31/25	$11,873	$11,093	$12,279
2/28/25	$12,145	$11,337	$12,547
3/31/25	$12,238	$11,342	$12,627
4/30/25	$12,217	$11,386	$12,642
5/31/25	$12,142	$11,305	$12,568
6/30/25	$12,287	$11,478	$12,688
7/31/25	$12,304	$11,448	$12,704
8/31/25	$12,524	$11,585	$12,899
9/30/25	$12,568	$11,711	$12,955
10/31/25	$12,632	$11,785	$13,001
11/30/25	$12,653	$11,858	$13,025
12/31/25	$12,580	$11,840	$12,972
1/31/26	$12,619	$11,853	$13,012
2/28/26	$12,767	$12,047	$13,182
3/31/26	$12,539	$11,835	$13,006

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	2.46%	0.98%	2.29%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PRRRX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS4510TSRAR_033126

I-3: PRNPX

PIMCO Real Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$78	0.77%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S. and eurozone, including a yield curve steepening position, contributed to relative performance versus the Bloomberg U.S. TIPS Index (“Index”), as the U.S. and eurozone yield curve steepened.

  Long exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Index, as agency MBS spreads tightened.

  Long exposure to securitized credit, particularly non-agency MBS and collateralized loan obligations , contributed to relative performance versus the Index, as spreads broadly tightened.

  Overweight exposure to U.S. breakevens detracted from relative performance versus the Index, as breakevens fell across the curve.

  Long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly across maturities.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,219	$1,003,838	$1,003,462
5/31/16	$996,669	$1,004,096	$996,365
6/30/16	$1,018,379	$1,022,137	$1,017,077
7/31/16	$1,027,288	$1,028,599	$1,025,894
8/31/16	$1,024,269	$1,027,423	$1,021,292
9/30/16	$1,032,300	$1,026,821	$1,026,882
10/31/16	$1,028,308	$1,018,967	$1,022,774
11/30/16	$1,007,868	$994,865	$1,003,146
12/31/16	$1,007,672	$996,268	$1,002,162
1/31/17	$1,019,342	$998,223	$1,010,587
2/28/17	$1,024,546	$1,004,932	$1,015,346
3/31/17	$1,026,183	$1,004,405	$1,014,803
4/30/17	$1,032,068	$1,012,156	$1,020,806
5/31/17	$1,031,509	$1,019,947	$1,020,368
6/30/17	$1,022,796	$1,018,920	$1,010,694
7/31/17	$1,027,621	$1,023,305	$1,015,197
8/31/17	$1,038,169	$1,032,484	$1,025,998
9/30/17	$1,032,276	$1,027,566	$1,019,424
10/31/17	$1,034,533	$1,028,161	$1,021,605
11/30/17	$1,035,367	$1,026,841	$1,022,931
12/31/17	$1,045,604	$1,031,554	$1,032,296
1/31/18	$1,036,787	$1,019,674	$1,023,444
2/28/18	$1,026,026	$1,010,008	$1,013,498
3/31/18	$1,034,627	$1,016,485	$1,024,144
4/30/18	$1,034,426	$1,008,925	$1,023,556
5/31/18	$1,035,056	$1,016,126	$1,027,920
6/30/18	$1,042,191	$1,014,876	$1,032,044
7/31/18	$1,038,730	$1,015,117	$1,027,078
8/31/18	$1,042,502	$1,021,649	$1,034,476
9/30/18	$1,033,430	$1,015,070	$1,023,582
10/31/18	$1,016,700	$1,007,049	$1,008,911
11/30/18	$1,020,640	$1,013,060	$1,013,731
12/31/18	$1,023,484	$1,031,671	$1,019,270
1/31/19	$1,041,565	$1,042,627	$1,032,983
2/28/19	$1,040,224	$1,042,023	$1,032,848
3/31/19	$1,059,331	$1,062,032	$1,051,833
4/30/19	$1,062,856	$1,062,304	$1,055,329
5/31/19	$1,080,716	$1,081,161	$1,072,766
6/30/19	$1,087,395	$1,094,739	$1,081,965
7/31/19	$1,091,061	$1,097,147	$1,085,809
8/31/19	$1,110,491	$1,125,576	$1,111,650
9/30/19	$1,099,230	$1,119,581	$1,096,518
10/31/19	$1,099,871	$1,122,953	$1,099,322
11/30/19	$1,102,735	$1,122,381	$1,100,999
12/31/19	$1,108,908	$1,121,599	$1,105,173
1/31/20	$1,133,322	$1,143,184	$1,128,378
2/29/20	$1,142,859	$1,163,759	$1,143,995
3/31/20	$1,117,030	$1,156,911	$1,123,882
4/30/20	$1,152,465	$1,177,476	$1,155,144
5/31/20	$1,161,136	$1,182,959	$1,158,615
6/30/20	$1,176,748	$1,190,410	$1,171,548
7/31/20	$1,207,353	$1,208,191	$1,198,467
8/31/20	$1,220,994	$1,198,439	$1,211,560
9/30/20	$1,216,773	$1,197,782	$1,207,092
10/31/20	$1,209,266	$1,192,434	$1,199,296
11/30/20	$1,225,519	$1,204,134	$1,212,744
12/31/20	$1,241,092	$1,205,794	$1,226,657
1/31/21	$1,247,877	$1,197,148	$1,230,713
2/28/21	$1,226,335	$1,179,861	$1,210,888
3/31/21	$1,224,067	$1,165,128	$1,208,598
4/30/21	$1,243,090	$1,174,333	$1,225,511
5/31/21	$1,256,995	$1,178,169	$1,240,355
6/30/21	$1,262,982	$1,186,447	$1,247,867
7/31/21	$1,294,761	$1,199,713	$1,281,123
8/31/21	$1,292,353	$1,197,429	$1,278,870
9/30/21	$1,282,586	$1,187,061	$1,269,727
10/31/21	$1,291,249	$1,186,734	$1,284,134
11/30/21	$1,301,790	$1,190,245	$1,295,618
12/31/21	$1,309,560	$1,187,200	$1,299,718
1/31/22	$1,278,242	$1,161,622	$1,273,431
2/28/22	$1,286,930	$1,148,663	$1,284,307
3/31/22	$1,269,376	$1,116,751	$1,260,428
4/30/22	$1,242,937	$1,074,373	$1,234,667
5/31/22	$1,229,386	$1,081,300	$1,222,418
6/30/22	$1,187,388	$1,064,336	$1,183,735
7/31/22	$1,240,057	$1,090,343	$1,235,269
8/31/22	$1,206,306	$1,059,533	$1,202,417
9/30/22	$1,122,647	$1,013,755	$1,122,842
10/31/22	$1,140,314	$1,000,624	$1,136,792
11/30/22	$1,160,519	$1,037,423	$1,157,553
12/31/22	$1,152,424	$1,032,743	$1,145,757
1/31/23	$1,172,732	$1,064,515	$1,166,747
2/28/23	$1,156,088	$1,036,991	$1,150,748
3/31/23	$1,186,561	$1,063,333	$1,184,009
4/30/23	$1,188,363	$1,069,778	$1,185,307
5/31/23	$1,171,993	$1,058,130	$1,171,128
6/30/23	$1,169,610	$1,054,356	$1,167,183
7/31/23	$1,172,878	$1,053,621	$1,168,648
8/31/23	$1,162,205	$1,046,891	$1,158,211
9/30/23	$1,142,078	$1,020,288	$1,136,833
10/31/23	$1,132,667	$1,004,186	$1,128,608
11/30/23	$1,164,354	$1,049,662	$1,159,183
12/31/23	$1,193,736	$1,089,842	$1,190,389
1/31/24	$1,199,231	$1,086,849	$1,192,502
2/29/24	$1,188,019	$1,071,494	$1,179,688
3/31/24	$1,197,255	$1,081,388	$1,189,396
4/30/24	$1,177,141	$1,054,074	$1,169,341
5/31/24	$1,199,537	$1,071,944	$1,189,428
6/30/24	$1,207,729	$1,082,092	$1,198,763
7/31/24	$1,231,664	$1,107,367	$1,220,143
8/31/24	$1,241,435	$1,123,279	$1,229,715
9/30/24	$1,259,187	$1,138,319	$1,248,175
10/31/24	$1,234,712	$1,110,090	$1,225,783
11/30/24	$1,242,909	$1,121,827	$1,231,723
12/31/24	$1,222,752	$1,103,468	$1,212,246
1/31/25	$1,240,733	$1,109,322	$1,227,924
2/28/25	$1,269,678	$1,133,729	$1,254,696
3/31/25	$1,279,899	$1,134,155	$1,262,741
4/30/25	$1,278,232	$1,138,613	$1,264,242
5/31/25	$1,270,873	$1,130,460	$1,256,813
6/30/25	$1,286,603	$1,147,843	$1,268,808
7/31/25	$1,288,890	$1,144,815	$1,270,358
8/31/25	$1,312,596	$1,158,507	$1,289,898
9/30/25	$1,317,719	$1,171,145	$1,295,494
10/31/25	$1,324,970	$1,178,462	$1,300,088
11/30/25	$1,327,667	$1,185,785	$1,302,485
12/31/25	$1,320,640	$1,184,031	$1,297,224
1/31/26	$1,325,312	$1,185,295	$1,301,241
2/28/26	$1,341,372	$1,204,706	$1,318,245
3/31/26	$1,317,961	$1,183,475	$1,300,619

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	2.97%	1.49%	2.80%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,754,894
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	201%
Total Net Advisory Fees Paid During the Reporting Period	$19,228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	79.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.6%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	1.1%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(15.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PRNPX

PIMCO Real Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS2194TSRAR_033126

Class A: PETAX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$467	4.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities ("MBS") and U.S. non-agency residential MBS, contributed to relative performance versus the Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index (“Index”), as spreads broadly tightened across these sectors.

  Active REIT strategies, notably an underweight exposure to office REITs and overweight exposures to mall and data center REITs, contributed to relative performance versus the Index, as office REITs posted negative returns, while mall and data center REITs posted positive returns.

  The structural allocation to short-term Treasury Inflation-Protected Securities ("TIPS”) collateral detracted from relative performance versus the Index, as short-term TIPS underperformed the Secured Overnight Financing Rate implied in the Index.

  Within the underlying collateral, long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/16	$9,444	$10,000	$10,000
4/30/16	$9,173	$10,039	$9,707
5/31/16	$9,328	$10,219	$9,902
6/30/16	$10,032	$10,246	$10,542
7/31/16	$10,446	$10,623	$11,003
8/31/16	$10,045	$10,638	$10,631
9/30/16	$9,926	$10,640	$10,412
10/31/16	$9,368	$10,446	$9,826
11/30/16	$9,173	$10,833	$9,693
12/31/16	$9,641	$11,047	$10,148
1/31/17	$9,628	$11,257	$10,061
2/28/17	$9,978	$11,704	$10,414
3/31/17	$9,712	$11,717	$10,121
4/30/17	$9,686	$11,838	$10,097
5/31/17	$9,621	$12,004	$10,041
6/30/17	$9,793	$12,079	$10,286
7/31/17	$9,911	$12,327	$10,381
8/31/17	$9,858	$12,365	$10,298
9/30/17	$9,845	$12,620	$10,326
10/31/17	$9,754	$12,915	$10,213
11/30/17	$10,015	$13,311	$10,527
12/31/17	$10,021	$13,459	$10,530
1/31/18	$9,599	$14,229	$10,113
2/28/18	$8,875	$13,705	$9,384
3/31/18	$9,244	$13,357	$9,748
4/30/18	$9,349	$13,408	$9,892
5/31/18	$9,652	$13,731	$10,286
6/30/18	$10,047	$13,815	$10,722
7/31/18	$10,086	$14,329	$10,781
8/31/18	$10,389	$14,796	$11,102
9/30/18	$10,100	$14,881	$10,799
10/31/18	$9,755	$13,864	$10,524
11/30/18	$10,206	$14,146	$11,034
12/31/18	$9,346	$12,869	$10,086
1/31/19	$10,461	$13,900	$11,237
2/28/19	$10,594	$14,346	$11,345
3/31/19	$10,997	$14,625	$11,672
4/30/19	$11,024	$15,217	$11,649
5/31/19	$11,106	$14,250	$11,610
6/30/19	$11,290	$15,255	$11,767
7/31/19	$11,456	$15,474	$11,955
8/31/19	$11,817	$15,229	$12,239
9/30/19	$12,000	$15,514	$12,571
10/31/19	$12,201	$15,850	$12,705
11/30/19	$12,086	$16,425	$12,534
12/31/19	$12,048	$16,921	$12,416
1/31/20	$12,237	$16,914	$12,468
2/29/20	$11,295	$15,522	$11,420
3/31/20	$8,761	$13,605	$8,875
4/30/20	$9,529	$15,349	$9,570
5/31/20	$9,673	$16,080	$9,509
6/30/20	$9,965	$16,399	$9,684
7/31/20	$10,532	$17,324	$10,007
8/31/20	$10,651	$18,569	$10,076
9/30/20	$10,315	$17,864	$9,764
10/31/20	$10,013	$17,389	$9,511
11/30/20	$11,070	$19,292	$10,679
12/31/20	$11,572	$20,034	$11,026
1/31/21	$11,635	$19,832	$11,004
2/28/21	$12,092	$20,378	$11,591
3/31/21	$12,771	$21,271	$12,129
4/30/21	$13,988	$22,406	$13,133
5/31/21	$14,201	$22,563	$13,251
6/30/21	$14,538	$23,089	$13,555
7/31/21	$15,583	$23,638	$14,276
8/31/21	$15,932	$24,357	$14,527
9/30/21	$14,978	$23,224	$13,724
10/31/21	$16,230	$24,851	$14,847
11/30/21	$16,111	$24,679	$14,758
12/31/21	$17,732	$25,785	$16,088
1/31/22	$16,312	$24,450	$15,049
2/28/22	$15,808	$23,718	$14,518
3/31/22	$16,768	$24,599	$15,491
4/30/22	$16,130	$22,454	$14,771
5/31/22	$15,136	$22,495	$13,753
6/30/22	$13,724	$20,638	$12,687
7/31/22	$15,246	$22,541	$13,816
8/31/22	$14,062	$21,622	$12,958
9/30/22	$11,822	$19,631	$11,371
10/31/22	$12,415	$21,220	$11,882
11/30/22	$13,155	$22,406	$12,570
12/31/22	$12,473	$21,115	$11,911
1/31/23	$13,825	$22,442	$13,219
2/28/23	$12,997	$21,894	$12,568
3/31/23	$12,921	$22,698	$12,242
4/30/23	$13,011	$23,052	$12,326
5/31/23	$12,383	$23,152	$11,986
6/30/23	$12,894	$24,682	$12,599
7/31/23	$13,266	$25,475	$12,960
8/31/23	$12,790	$25,069	$12,547
9/30/23	$11,852	$23,874	$11,667
10/31/23	$11,307	$23,372	$11,139
11/30/23	$12,680	$25,507	$12,338
12/31/23	$13,956	$26,665	$13,574
1/31/24	$13,439	$27,114	$13,026
2/29/24	$13,632	$28,561	$13,269
3/31/24	$13,811	$29,480	$13,521
4/30/24	$12,618	$28,276	$12,532
5/31/24	$13,266	$29,678	$13,139
6/30/24	$13,604	$30,743	$13,499
7/31/24	$14,453	$31,117	$14,289
8/31/24	$15,322	$31,872	$15,198
9/30/24	$15,737	$32,553	$15,600
10/31/24	$15,059	$32,258	$15,111
11/30/24	$15,800	$34,151	$15,802
12/31/24	$14,611	$33,337	$14,674
1/31/25	$14,847	$34,265	$14,852
2/28/25	$15,533	$33,818	$15,425
3/31/25	$15,066	$31,913	$14,845
4/30/25	$14,726	$31,696	$14,436
5/31/25	$14,910	$33,692	$14,735
6/30/25	$14,804	$35,405	$14,591
7/31/25	$14,663	$36,199	$14,485
8/31/25	$15,518	$36,933	$15,160
9/30/25	$15,576	$38,281	$15,334
10/31/25	$15,327	$39,178	$15,131
11/30/25	$15,789	$39,274	$15,598
12/31/25	$15,369	$39,298	$15,213
1/31/26	$15,854	$39,868	$15,671
2/28/26	$17,132	$39,565	$16,877
3/31/26	$15,986	$37,594	$15,919

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.11%	4.59%	5.40%
Class A (including sales charge)	0.27%	3.42%	4.80%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones U.S. Select REIT Total Return Index	7.23%	5.59%	4.76%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$503,202
# of Portfolio Holdings	725
Portfolio Turnover Rate	128%
Total Net Advisory Fees Paid During the Reporting Period	$2,459
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	111.3%
Real Estate Investment Trusts	42.1%
U.S. Government Agencies	14.7%
Asset-Backed Securities	11.1%
Sovereign Issues	6.5%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.4%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	1.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PETAX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS4061TSRAR_033126

Class C: PETCX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$542	5.28%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities ("MBS") and U.S. non-agency residential MBS, contributed to relative performance versus the Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index (“Index”), as spreads broadly tightened across these sectors.

  Active REIT strategies, notably an underweight exposure to office REITs and overweight exposures to mall and data center REITs, contributed to relative performance versus the Index, as office REITs posted negative returns, while mall and data center REITs posted positive returns.

  The structural allocation to short-term Treasury Inflation-Protected Securities ("TIPS”) collateral detracted from relative performance versus the Index, as short-term TIPS underperformed the Secured Overnight Financing Rate implied in the Index.

  Within the underlying collateral, long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$9,704	$10,039	$9,707
5/31/16	$9,875	$10,219	$9,902
6/30/16	$10,600	$10,246	$10,542
7/31/16	$11,037	$10,623	$11,003
8/31/16	$10,600	$10,638	$10,631
9/30/16	$10,468	$10,640	$10,412
10/31/16	$9,873	$10,446	$9,826
11/30/16	$9,670	$10,833	$9,693
12/31/16	$10,155	$11,047	$10,148
1/31/17	$10,124	$11,257	$10,061
2/28/17	$10,483	$11,704	$10,414
3/31/17	$10,202	$11,717	$10,121
4/30/17	$10,171	$11,838	$10,097
5/31/17	$10,092	$12,004	$10,041
6/30/17	$10,270	$12,079	$10,286
7/31/17	$10,380	$12,327	$10,381
8/31/17	$10,317	$12,365	$10,298
9/30/17	$10,302	$12,620	$10,326
10/31/17	$10,208	$12,915	$10,213
11/30/17	$10,474	$13,311	$10,527
12/31/17	$10,477	$13,459	$10,530
1/31/18	$10,019	$14,229	$10,113
2/28/18	$9,262	$13,705	$9,384
3/31/18	$9,640	$13,357	$9,748
4/30/18	$9,735	$13,408	$9,892
5/31/18	$10,051	$13,731	$10,286
6/30/18	$10,461	$13,815	$10,722
7/31/18	$10,493	$14,329	$10,781
8/31/18	$10,792	$14,796	$11,102
9/30/18	$10,491	$14,881	$10,799
10/31/18	$10,122	$13,864	$10,524
11/30/18	$10,587	$14,146	$11,034
12/31/18	$9,689	$12,869	$10,086
1/31/19	$10,844	$13,900	$11,237
2/28/19	$10,973	$14,346	$11,345
3/31/19	$11,380	$14,625	$11,672
4/30/19	$11,413	$15,217	$11,649
5/31/19	$11,479	$14,250	$11,610
6/30/19	$11,672	$15,255	$11,767
7/31/19	$11,824	$15,474	$11,955
8/31/19	$12,178	$15,229	$12,239
9/30/19	$12,381	$15,514	$12,571
10/31/19	$12,574	$15,850	$12,705
11/30/19	$12,434	$16,425	$12,534
12/31/19	$12,398	$16,921	$12,416
1/31/20	$12,592	$16,914	$12,468
2/29/20	$11,621	$15,522	$11,420
3/31/20	$9,007	$13,605	$8,875
4/30/20	$9,784	$15,349	$9,570
5/31/20	$9,925	$16,080	$9,509
6/30/20	$10,217	$16,399	$9,684
7/31/20	$10,783	$17,324	$10,007
8/31/20	$10,911	$18,569	$10,076
9/30/20	$10,554	$17,864	$9,764
10/31/20	$10,239	$17,389	$9,511
11/30/20	$11,313	$19,292	$10,679
12/31/20	$11,818	$20,034	$11,026
1/31/21	$11,876	$19,832	$11,004
2/28/21	$12,324	$20,378	$11,591
3/31/21	$13,019	$21,271	$12,129
4/30/21	$14,241	$22,406	$13,133
5/31/21	$14,465	$22,563	$13,251
6/30/21	$14,784	$23,089	$13,555
7/31/21	$15,855	$23,638	$14,276
8/31/21	$16,183	$24,357	$14,527
9/30/21	$15,206	$23,224	$13,724
10/31/21	$16,467	$24,851	$14,847
11/30/21	$16,338	$24,679	$14,758
12/31/21	$17,985	$25,785	$16,088
1/31/22	$16,530	$24,450	$15,049
2/28/22	$16,004	$23,718	$14,518
3/31/22	$16,971	$24,599	$15,491
4/30/22	$16,294	$22,454	$14,771
5/31/22	$15,293	$22,495	$13,753
6/30/22	$13,835	$20,638	$12,687
7/31/22	$15,395	$22,541	$13,816
8/31/22	$14,167	$21,622	$12,958
9/30/22	$11,902	$19,631	$11,371
10/31/22	$12,516	$21,220	$11,882
11/30/22	$13,232	$22,406	$12,570
12/31/22	$12,540	$21,115	$11,911
1/31/23	$13,893	$22,442	$13,219
2/28/23	$13,057	$21,894	$12,568
3/31/23	$12,978	$22,698	$12,242
4/30/23	$13,057	$23,052	$12,326
5/31/23	$12,420	$23,152	$11,986
6/30/23	$12,918	$24,682	$12,599
7/31/23	$13,286	$25,475	$12,960
8/31/23	$12,799	$25,069	$12,547
9/30/23	$11,853	$23,874	$11,667
10/31/23	$11,306	$23,372	$11,139
11/30/23	$12,669	$25,507	$12,338
12/31/23	$13,933	$26,665	$13,574
1/31/24	$13,406	$27,114	$13,026
2/29/24	$13,585	$28,561	$13,269
3/31/24	$13,764	$29,480	$13,521
4/30/24	$12,570	$28,276	$12,532
5/31/24	$13,207	$29,678	$13,139
6/30/24	$13,535	$30,743	$13,499
7/31/24	$14,361	$31,117	$14,289
8/31/24	$15,217	$31,872	$15,198
9/30/24	$15,624	$32,553	$15,600
10/31/24	$14,936	$32,258	$15,111
11/30/24	$15,664	$34,151	$15,802
12/31/24	$14,478	$33,337	$14,674
1/31/25	$14,697	$34,265	$14,852
2/28/25	$15,376	$33,818	$15,425
3/31/25	$14,904	$31,913	$14,845
4/30/25	$14,555	$31,696	$14,436
5/31/25	$14,719	$33,692	$14,735
6/30/25	$14,616	$35,405	$14,591
7/31/25	$14,462	$36,199	$14,485
8/31/25	$15,294	$36,933	$15,160
9/30/25	$15,347	$38,281	$15,334
10/31/25	$15,089	$39,178	$15,131
11/30/25	$15,533	$39,274	$15,598
12/31/25	$15,114	$39,298	$15,213
1/31/26	$15,581	$39,868	$15,671
2/28/26	$16,825	$39,565	$16,877
3/31/26	$15,685	$37,594	$15,919

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.24%	3.80%	4.60%
Class C (including sales charge)	4.24%	3.80%	4.60%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones U.S. Select REIT Total Return Index	7.23%	5.59%	4.76%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$503,202
# of Portfolio Holdings	725
Portfolio Turnover Rate	128%
Total Net Advisory Fees Paid During the Reporting Period	$2,459
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	111.3%
Real Estate Investment Trusts	42.1%
U.S. Government Agencies	14.7%
Asset-Backed Securities	11.1%
Sovereign Issues	6.5%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.4%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	1.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PETCX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS4261TSRAR_033126

Institutional Class: PRRSX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$426	4.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities ("MBS") and U.S. non-agency residential MBS, contributed to relative performance versus the Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index (“Index”), as spreads broadly tightened across these sectors.

  Active REIT strategies, notably an underweight exposure to office REITs and overweight exposures to mall and data center REITs, contributed to relative performance versus the Index, as office REITs posted negative returns, while mall and data center REITs posted positive returns.

  The structural allocation to short-term Treasury Inflation-Protected Securities ("TIPS”) collateral detracted from relative performance versus the Index, as short-term TIPS underperformed the Secured Overnight Financing Rate implied in the Index.

  Within the underlying collateral, long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$971,429	$1,003,877	$970,707
5/31/16	$988,820	$1,021,904	$990,194
6/30/16	$1,062,102	$1,024,552	$1,054,236
7/31/16	$1,106,927	$1,062,326	$1,100,343
8/31/16	$1,064,593	$1,063,818	$1,063,119
9/30/16	$1,052,904	$1,064,019	$1,041,209
10/31/16	$994,131	$1,044,610	$982,589
11/30/16	$974,124	$1,083,297	$969,319
12/31/16	$1,024,143	$1,104,710	$1,014,822
1/31/17	$1,021,642	$1,125,662	$1,006,110
2/28/17	$1,059,156	$1,170,357	$1,041,367
3/31/17	$1,031,879	$1,171,723	$1,012,076
4/30/17	$1,029,365	$1,183,756	$1,009,654
5/31/17	$1,023,081	$1,200,415	$1,004,058
6/30/17	$1,041,704	$1,207,907	$1,028,640
7/31/17	$1,054,315	$1,232,745	$1,038,072
8/31/17	$1,048,009	$1,236,519	$1,029,825
9/30/17	$1,047,695	$1,262,026	$1,032,572
10/31/17	$1,038,859	$1,291,476	$1,021,323
11/30/17	$1,066,629	$1,331,085	$1,052,726
12/31/17	$1,068,307	$1,345,885	$1,053,014
1/31/18	$1,022,523	$1,422,942	$1,011,283
2/28/18	$946,215	$1,370,497	$938,429
3/31/18	$985,641	$1,335,668	$974,827
4/30/18	$997,087	$1,340,793	$989,239
5/31/18	$1,030,153	$1,373,082	$1,028,573
6/30/18	$1,073,394	$1,381,533	$1,072,189
7/31/18	$1,077,210	$1,432,945	$1,078,087
8/31/18	$1,110,277	$1,479,638	$1,110,177
9/30/18	$1,078,841	$1,488,060	$1,079,922
10/31/18	$1,043,050	$1,386,351	$1,052,396
11/30/18	$1,091,623	$1,414,602	$1,103,427
12/31/18	$999,570	$1,286,877	$1,008,588
1/31/19	$1,120,031	$1,390,001	$1,123,674
2/28/19	$1,134,127	$1,434,632	$1,134,517
3/31/19	$1,177,578	$1,462,509	$1,167,186
4/30/19	$1,181,525	$1,521,726	$1,164,937
5/31/19	$1,189,419	$1,425,023	$1,160,967
6/30/19	$1,210,406	$1,525,453	$1,176,732
7/31/19	$1,227,755	$1,547,377	$1,195,542
8/31/19	$1,266,456	$1,522,866	$1,223,934
9/30/19	$1,287,829	$1,551,360	$1,257,094
10/31/19	$1,309,866	$1,584,962	$1,270,494
11/30/19	$1,297,470	$1,642,494	$1,253,378
12/31/19	$1,295,043	$1,692,068	$1,241,608
1/31/20	$1,315,886	$1,691,405	$1,246,772
2/29/20	$1,214,450	$1,552,170	$1,141,979
3/31/20	$942,102	$1,360,457	$887,518
4/30/20	$1,024,084	$1,534,859	$956,970
5/31/20	$1,042,148	$1,607,961	$950,922
6/30/20	$1,071,971	$1,639,939	$968,378
7/31/20	$1,134,776	$1,732,407	$1,000,656
8/31/20	$1,147,623	$1,856,933	$1,007,637
9/30/20	$1,110,875	$1,786,376	$976,398
10/31/20	$1,079,095	$1,738,869	$951,127
11/30/20	$1,193,216	$1,929,213	$1,067,929
12/31/20	$1,248,471	$2,003,388	$1,102,574
1/31/21	$1,255,965	$1,983,162	$1,100,389
2/28/21	$1,305,424	$2,037,848	$1,159,075
3/31/21	$1,379,382	$2,127,097	$1,212,862
4/30/21	$1,510,307	$2,240,617	$1,313,262
5/31/21	$1,533,686	$2,256,266	$1,325,078
6/30/21	$1,570,942	$2,308,938	$1,355,501
7/31/21	$1,685,849	$2,363,787	$1,427,648
8/31/21	$1,721,962	$2,435,659	$1,452,675
9/30/21	$1,620,141	$2,322,377	$1,372,448
10/31/21	$1,756,226	$2,485,087	$1,484,683
11/30/21	$1,743,353	$2,467,868	$1,475,802
12/31/21	$1,920,586	$2,578,469	$1,608,800
1/31/22	$1,769,016	$2,445,041	$1,504,882
2/28/22	$1,712,955	$2,371,833	$1,451,763
3/31/22	$1,817,720	$2,459,898	$1,549,119
4/30/22	$1,749,449	$2,245,390	$1,477,147
5/31/22	$1,640,642	$2,249,509	$1,375,321
6/30/22	$1,488,496	$2,063,826	$1,268,678
7/31/22	$1,653,643	$2,254,120	$1,381,599
8/31/22	$1,527,610	$2,162,193	$1,295,767
9/30/22	$1,283,665	$1,963,058	$1,137,060
10/31/22	$1,347,849	$2,121,990	$1,188,154
11/30/22	$1,429,738	$2,240,575	$1,256,990
12/31/22	$1,356,382	$2,111,486	$1,191,135
1/31/23	$1,501,969	$2,244,159	$1,321,925
2/28/23	$1,414,617	$2,189,404	$1,256,808
3/31/23	$1,406,124	$2,269,786	$1,224,182
4/30/23	$1,416,437	$2,305,214	$1,232,637
5/31/23	$1,348,496	$2,315,234	$1,198,625
6/30/23	$1,404,911	$2,468,213	$1,259,893
7/31/23	$1,445,554	$2,547,505	$1,296,015
8/31/23	$1,393,992	$2,506,944	$1,254,688
9/30/23	$1,292,081	$2,387,418	$1,166,699
10/31/23	$1,233,240	$2,337,219	$1,113,878
11/30/23	$1,383,680	$2,550,667	$1,233,814
12/31/23	$1,523,200	$2,666,546	$1,357,414
1/31/24	$1,467,392	$2,711,355	$1,302,629
2/29/24	$1,488,623	$2,856,129	$1,326,920
3/31/24	$1,509,248	$2,948,024	$1,352,116
4/30/24	$1,379,433	$2,827,613	$1,253,164
5/31/24	$1,450,407	$2,967,819	$1,313,888
6/30/24	$1,488,017	$3,074,311	$1,349,930
7/31/24	$1,580,828	$3,111,733	$1,428,937
8/31/24	$1,676,673	$3,187,213	$1,519,843
9/30/24	$1,723,051	$3,255,283	$1,559,980
10/31/24	$1,648,771	$3,225,762	$1,511,059
11/30/24	$1,730,357	$3,415,118	$1,580,228
12/31/24	$1,601,042	$3,333,707	$1,467,402
1/31/25	$1,627,279	$3,426,543	$1,485,181
2/28/25	$1,703,548	$3,381,833	$1,542,464
3/31/25	$1,652,469	$3,191,285	$1,484,537
4/30/25	$1,615,858	$3,169,646	$1,443,605
5/31/25	$1,636,336	$3,369,158	$1,473,488
6/30/25	$1,625,787	$3,540,489	$1,459,145
7/31/25	$1,610,273	$3,619,947	$1,448,465
8/31/25	$1,704,594	$3,693,330	$1,516,013
9/30/25	$1,712,287	$3,828,137	$1,533,406
10/31/25	$1,684,831	$3,917,767	$1,513,054
11/30/25	$1,736,000	$3,927,370	$1,559,782
12/31/25	$1,691,003	$3,929,774	$1,521,309
1/31/26	$1,744,864	$3,986,756	$1,567,139
2/28/26	$1,886,407	$3,956,458	$1,687,705
3/31/26	$1,759,979	$3,759,445	$1,591,935

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.51%	4.99%	5.82%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones U.S. Select REIT Total Return Index	7.23%	5.59%	4.76%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$503,202
# of Portfolio Holdings	725
Portfolio Turnover Rate	128%
Total Net Advisory Fees Paid During the Reporting Period	$2,459
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	111.3%
Real Estate Investment Trusts	42.1%
U.S. Government Agencies	14.7%
Asset-Backed Securities	11.1%
Sovereign Issues	6.5%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.4%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	1.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRRSX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS0347TSRAR_033126

I-2: PETPX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$437	4.23%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities ("MBS") and U.S. non-agency residential MBS, contributed to relative performance versus the Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index (“Index”), as spreads broadly tightened across these sectors.

  Active REIT strategies, notably an underweight exposure to office REITs and overweight exposures to mall and data center REITs, contributed to relative performance versus the Index, as office REITs posted negative returns, while mall and data center REITs posted positive returns.

  The structural allocation to short-term Treasury Inflation-Protected Securities ("TIPS”) collateral detracted from relative performance versus the Index, as short-term TIPS underperformed the Secured Overnight Financing Rate implied in the Index.

  Within the underlying collateral, long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$970,923	$1,003,877	$970,707
5/31/16	$988,622	$1,021,904	$990,194
6/30/16	$1,061,741	$1,024,552	$1,054,236
7/31/16	$1,106,086	$1,062,326	$1,100,343
8/31/16	$1,064,275	$1,063,818	$1,063,119
9/30/16	$1,052,190	$1,064,019	$1,041,209
10/31/16	$993,664	$1,044,610	$982,589
11/30/16	$973,307	$1,083,297	$969,319
12/31/16	$1,022,927	$1,104,710	$1,014,822
1/31/17	$1,021,655	$1,125,662	$1,006,110
2/28/17	$1,058,551	$1,170,357	$1,041,367
3/31/17	$1,030,036	$1,171,723	$1,012,076
4/30/17	$1,028,758	$1,183,756	$1,009,654
5/31/17	$1,022,368	$1,200,415	$1,004,058
6/30/17	$1,039,767	$1,207,907	$1,028,640
7/31/17	$1,052,587	$1,232,745	$1,038,072
8/31/17	$1,047,459	$1,236,519	$1,029,825
9/30/17	$1,045,503	$1,262,026	$1,032,572
10/31/17	$1,037,806	$1,291,476	$1,021,323
11/30/17	$1,064,746	$1,331,085	$1,052,726
12/31/17	$1,066,103	$1,345,885	$1,053,014
1/31/18	$1,020,874	$1,422,942	$1,011,283
2/28/18	$944,632	$1,370,497	$938,429
3/31/18	$983,399	$1,335,668	$974,827
4/30/18	$995,029	$1,340,793	$989,239
5/31/18	$1,027,335	$1,373,082	$1,028,573
6/30/18	$1,069,979	$1,381,533	$1,072,189
7/31/18	$1,075,148	$1,432,945	$1,078,087
8/31/18	$1,107,455	$1,479,638	$1,110,177
9/30/18	$1,076,539	$1,488,060	$1,079,922
10/31/18	$1,040,091	$1,386,351	$1,052,396
11/30/18	$1,088,255	$1,414,602	$1,103,427
12/31/18	$996,844	$1,286,877	$1,008,588
1/31/19	$1,116,882	$1,390,001	$1,123,674
2/28/19	$1,131,235	$1,434,632	$1,134,517
3/31/19	$1,174,027	$1,462,509	$1,167,186
4/30/19	$1,178,048	$1,521,726	$1,164,937
5/31/19	$1,186,089	$1,425,023	$1,160,967
6/30/19	$1,207,387	$1,525,453	$1,176,732
7/31/19	$1,223,703	$1,547,377	$1,195,542
8/31/19	$1,263,133	$1,522,866	$1,223,934
9/30/19	$1,283,423	$1,551,360	$1,257,094
10/31/19	$1,304,485	$1,584,962	$1,270,494
11/30/19	$1,291,848	$1,642,494	$1,253,378
12/31/19	$1,290,512	$1,692,068	$1,241,608
1/31/20	$1,310,344	$1,691,405	$1,246,772
2/29/20	$1,209,767	$1,552,170	$1,141,979
3/31/20	$937,782	$1,360,457	$887,518
4/30/20	$1,019,944	$1,534,859	$956,970
5/31/20	$1,036,943	$1,607,961	$950,922
6/30/20	$1,067,323	$1,639,939	$968,378
7/31/20	$1,129,935	$1,732,407	$1,000,656
8/31/20	$1,143,040	$1,856,933	$1,007,637
9/30/20	$1,105,074	$1,786,376	$976,398
10/31/20	$1,074,132	$1,738,869	$951,127
11/30/20	$1,187,586	$1,929,213	$1,067,929
12/31/20	$1,242,504	$2,003,388	$1,102,574
1/31/21	$1,250,155	$1,983,162	$1,100,389
2/28/21	$1,299,121	$2,037,848	$1,159,075
3/31/21	$1,371,198	$2,127,097	$1,212,862
4/30/21	$1,501,789	$2,240,617	$1,313,262
5/31/21	$1,525,677	$2,256,266	$1,325,078
6/30/21	$1,562,263	$2,308,938	$1,355,501
7/31/21	$1,676,493	$2,363,787	$1,427,648
8/31/21	$1,713,450	$2,435,659	$1,452,675
9/30/21	$1,610,856	$2,322,377	$1,372,448
10/31/21	$1,746,825	$2,485,087	$1,484,683
11/30/21	$1,733,606	$2,467,868	$1,475,802
12/31/21	$1,909,536	$2,578,469	$1,608,800
1/31/22	$1,757,543	$2,445,041	$1,504,882
2/28/22	$1,704,025	$2,371,833	$1,451,763
3/31/22	$1,807,267	$2,459,898	$1,549,119
4/30/22	$1,739,027	$2,245,390	$1,477,147
5/31/22	$1,631,163	$2,249,509	$1,375,321
6/30/22	$1,478,292	$2,063,826	$1,268,678
7/31/22	$1,644,291	$2,254,120	$1,381,599
8/31/22	$1,516,427	$2,162,193	$1,295,767
9/30/22	$1,275,593	$1,963,058	$1,137,060
10/31/22	$1,339,602	$2,121,990	$1,188,154
11/30/22	$1,421,898	$2,240,575	$1,256,990
12/31/22	$1,347,754	$2,111,486	$1,191,135
1/31/23	$1,491,078	$2,244,159	$1,321,925
2/28/23	$1,403,072	$2,189,404	$1,256,808
3/31/23	$1,396,786	$2,269,786	$1,224,182
4/30/23	$1,406,844	$2,305,214	$1,232,637
5/31/23	$1,338,953	$2,315,234	$1,198,625
6/30/23	$1,394,900	$2,468,213	$1,259,893
7/31/23	$1,435,132	$2,547,505	$1,296,015
8/31/23	$1,384,214	$2,506,944	$1,254,688
9/30/23	$1,282,378	$2,387,418	$1,166,699
10/31/23	$1,223,916	$2,337,219	$1,113,878
11/30/23	$1,372,899	$2,550,667	$1,233,814
12/31/23	$1,511,194	$2,666,546	$1,357,414
1/31/24	$1,455,876	$2,711,355	$1,302,629
2/29/24	$1,476,620	$2,856,129	$1,326,920
3/31/24	$1,497,365	$2,948,024	$1,352,116
4/30/24	$1,368,498	$2,827,613	$1,253,164
5/31/24	$1,438,903	$2,967,819	$1,313,888
6/30/24	$1,475,992	$3,074,311	$1,349,930
7/31/24	$1,567,770	$3,111,733	$1,428,937
8/31/24	$1,662,691	$3,187,213	$1,519,843
9/30/24	$1,708,147	$3,255,283	$1,559,980
10/31/24	$1,634,950	$3,225,762	$1,511,059
11/30/24	$1,715,719	$3,415,118	$1,580,228
12/31/24	$1,586,829	$3,333,707	$1,467,402
1/31/25	$1,612,750	$3,426,543	$1,485,181
2/28/25	$1,688,614	$3,381,833	$1,542,464
3/31/25	$1,637,825	$3,191,285	$1,484,537
4/30/25	$1,601,157	$3,169,646	$1,443,605
5/31/25	$1,621,743	$3,369,158	$1,473,488
6/30/25	$1,610,807	$3,540,489	$1,459,145
7/31/25	$1,595,367	$3,619,947	$1,448,465
8/31/25	$1,688,645	$3,693,330	$1,516,013
9/30/25	$1,696,334	$3,828,137	$1,533,406
10/31/25	$1,669,172	$3,917,767	$1,513,054
11/30/25	$1,719,616	$3,927,370	$1,559,782
12/31/25	$1,675,165	$3,929,774	$1,521,309
1/31/26	$1,728,386	$3,986,756	$1,567,139
2/28/26	$1,867,929	$3,956,458	$1,687,705
3/31/26	$1,743,004	$3,759,445	$1,591,935

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.42%	4.92%	5.71%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones U.S. Select REIT Total Return Index	7.23%	5.59%	4.76%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$503,202
# of Portfolio Holdings	725
Portfolio Turnover Rate	128%
Total Net Advisory Fees Paid During the Reporting Period	$2,459
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	111.3%
Real Estate Investment Trusts	42.1%
U.S. Government Agencies	14.7%
Asset-Backed Securities	11.1%
Sovereign Issues	6.5%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.4%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	1.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PETPX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS1923TSRAR_033126

I-3: PNRNX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$442	4.28%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within the underlying collateral, exposure to securitized assets, including U.S. agency mortgage-backed securities ("MBS") and U.S. non-agency residential MBS, contributed to relative performance versus the Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index (“Index”), as spreads broadly tightened across these sectors.

  Active REIT strategies, notably an underweight exposure to office REITs and overweight exposures to mall and data center REITs, contributed to relative performance versus the Index, as office REITs posted negative returns, while mall and data center REITs posted positive returns.

  The structural allocation to short-term Treasury Inflation-Protected Securities ("TIPS”) collateral detracted from relative performance versus the Index, as short-term TIPS underperformed the Secured Overnight Financing Rate implied in the Index.

  Within the underlying collateral, long exposure to U.K. interest rates detracted from relative performance versus the Index, as U.K. interest rates rose broadly.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	S&P 500 Index	Dow Jones U.S. Select REIT Total Return Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$971,308	$1,003,877	$970,707
5/31/16	$988,570	$1,021,904	$990,194
6/30/16	$1,061,710	$1,024,552	$1,054,236
7/31/16	$1,106,381	$1,062,326	$1,100,343
8/31/16	$1,063,931	$1,063,818	$1,063,119
9/30/16	$1,052,120	$1,064,019	$1,041,209
10/31/16	$993,263	$1,044,610	$982,589
11/30/16	$973,155	$1,083,297	$969,319
12/31/16	$1,022,997	$1,104,710	$1,014,822
1/31/17	$1,020,368	$1,125,662	$1,006,110
2/28/17	$1,057,717	$1,170,357	$1,041,367
3/31/17	$1,030,346	$1,171,723	$1,012,076
4/30/17	$1,027,707	$1,183,756	$1,009,654
5/31/17	$1,021,303	$1,200,415	$1,004,058
6/30/17	$1,039,765	$1,207,907	$1,028,640
7/31/17	$1,052,220	$1,232,745	$1,038,072
8/31/17	$1,045,795	$1,236,519	$1,029,825
9/30/17	$1,045,351	$1,262,026	$1,032,572
10/31/17	$1,036,401	$1,291,476	$1,021,323
11/30/17	$1,063,974	$1,331,085	$1,052,726
12/31/17	$1,065,513	$1,345,885	$1,053,014
1/31/18	$1,019,718	$1,422,942	$1,011,283
2/28/18	$943,509	$1,370,497	$938,429
3/31/18	$982,699	$1,335,668	$974,827
4/30/18	$995,221	$1,340,793	$989,239
5/31/18	$1,027,534	$1,373,082	$1,028,573
6/30/18	$1,070,186	$1,381,533	$1,072,189
7/31/18	$1,074,063	$1,432,945	$1,078,087
8/31/18	$1,106,376	$1,479,638	$1,110,177
9/30/18	$1,074,916	$1,488,060	$1,079,922
10/31/18	$1,039,864	$1,386,351	$1,052,396
11/30/18	$1,086,600	$1,414,602	$1,103,427
12/31/18	$996,369	$1,286,877	$1,008,588
1/31/19	$1,116,037	$1,390,001	$1,123,674
2/28/19	$1,130,345	$1,434,632	$1,134,517
3/31/19	$1,172,691	$1,462,509	$1,167,186
4/30/19	$1,176,698	$1,521,726	$1,164,937
5/31/19	$1,186,048	$1,425,023	$1,160,967
6/30/19	$1,205,840	$1,525,453	$1,176,732
7/31/19	$1,223,453	$1,547,377	$1,195,542
8/31/19	$1,261,390	$1,522,866	$1,223,934
9/30/19	$1,283,586	$1,551,360	$1,257,094
10/31/19	$1,303,161	$1,584,962	$1,270,494
11/30/19	$1,291,975	$1,642,494	$1,253,378
12/31/19	$1,288,981	$1,692,068	$1,241,608
1/31/20	$1,308,725	$1,691,405	$1,246,772
2/29/20	$1,208,596	$1,552,170	$1,141,979
3/31/20	$936,415	$1,360,457	$887,518
4/30/20	$1,019,621	$1,534,859	$956,970
5/31/20	$1,036,544	$1,607,961	$950,922
6/30/20	$1,067,374	$1,639,939	$968,378
7/31/20	$1,128,202	$1,732,407	$1,000,656
8/31/20	$1,141,236	$1,856,933	$1,007,637
9/30/20	$1,104,846	$1,786,376	$976,398
10/31/20	$1,074,075	$1,738,869	$951,127
11/30/20	$1,186,904	$1,929,213	$1,067,929
12/31/20	$1,241,513	$2,003,388	$1,102,574
1/31/21	$1,249,121	$1,983,162	$1,100,389
2/28/21	$1,297,807	$2,037,848	$1,159,075
3/31/21	$1,370,643	$2,127,097	$1,212,862
4/30/21	$1,500,427	$2,240,617	$1,313,262
5/31/21	$1,524,168	$2,256,266	$1,325,078
6/30/21	$1,560,491	$2,308,938	$1,355,501
7/31/21	$1,673,981	$2,363,787	$1,427,648
8/31/21	$1,710,699	$2,435,659	$1,452,675
9/30/21	$1,609,367	$2,322,377	$1,372,448
10/31/21	$1,744,419	$2,485,087	$1,484,683
11/30/21	$1,731,289	$2,467,868	$1,475,802
12/31/21	$1,907,778	$2,578,469	$1,608,800
1/31/22	$1,754,816	$2,445,041	$1,504,882
2/28/22	$1,701,704	$2,371,833	$1,451,763
3/31/22	$1,804,185	$2,459,898	$1,549,119
4/30/22	$1,736,474	$2,245,390	$1,477,147
5/31/22	$1,627,261	$2,249,509	$1,375,321
6/30/22	$1,475,390	$2,063,826	$1,268,678
7/31/22	$1,642,290	$2,254,120	$1,381,599
8/31/22	$1,515,446	$2,162,193	$1,295,767
9/30/22	$1,273,166	$1,963,058	$1,137,060
10/31/22	$1,336,598	$2,121,990	$1,188,154
11/30/22	$1,418,153	$2,240,575	$1,256,990
12/31/22	$1,344,979	$2,111,486	$1,191,135
1/31/23	$1,489,440	$2,244,159	$1,321,925
2/28/23	$1,402,265	$2,189,404	$1,256,808
3/31/23	$1,394,171	$2,269,786	$1,224,182
4/30/23	$1,404,133	$2,305,214	$1,232,637
5/31/23	$1,336,262	$2,315,234	$1,198,625
6/30/23	$1,391,680	$2,468,213	$1,259,893
7/31/23	$1,432,154	$2,547,505	$1,296,015
8/31/23	$1,381,094	$2,506,944	$1,254,688
9/30/23	$1,279,598	$2,387,418	$1,166,699
10/31/23	$1,221,067	$2,337,219	$1,113,878
11/30/23	$1,369,886	$2,550,667	$1,233,814
12/31/23	$1,507,498	$2,666,546	$1,357,414
1/31/24	$1,452,080	$2,711,355	$1,302,629
2/29/24	$1,473,250	$2,856,129	$1,326,920
3/31/24	$1,493,176	$2,948,024	$1,352,116
4/30/24	$1,364,905	$2,827,613	$1,253,164
5/31/24	$1,435,267	$2,967,819	$1,313,888
6/30/24	$1,472,005	$3,074,311	$1,349,930
7/31/24	$1,563,538	$3,111,733	$1,428,937
8/31/24	$1,658,185	$3,187,213	$1,519,843
9/30/24	$1,703,530	$3,255,283	$1,559,980
10/31/24	$1,630,441	$3,225,762	$1,511,059
11/30/24	$1,711,026	$3,415,118	$1,580,228
12/31/24	$1,582,457	$3,333,707	$1,467,402
1/31/25	$1,608,111	$3,426,543	$1,485,181
2/28/25	$1,683,198	$3,381,833	$1,542,464
3/31/25	$1,633,335	$3,191,285	$1,484,537
4/30/25	$1,596,417	$3,169,646	$1,443,605
5/31/25	$1,616,149	$3,369,158	$1,473,488
6/30/25	$1,605,965	$3,540,489	$1,459,145
7/31/25	$1,590,688	$3,619,947	$1,448,465
8/31/25	$1,683,621	$3,693,330	$1,516,013
9/30/25	$1,690,218	$3,828,137	$1,533,406
10/31/25	$1,663,348	$3,917,767	$1,513,054
11/30/25	$1,713,888	$3,927,370	$1,559,782
12/31/25	$1,668,999	$3,929,774	$1,521,309
1/31/26	$1,722,278	$3,986,756	$1,567,139
2/28/26	$1,861,575	$3,956,458	$1,687,705
3/31/26	$1,736,549	$3,759,445	$1,591,935

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.32%	4.85%	5.67%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones U.S. Select REIT Total Return Index	7.23%	5.59%	4.76%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$503,202
# of Portfolio Holdings	725
Portfolio Turnover Rate	128%
Total Net Advisory Fees Paid During the Reporting Period	$2,459
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	111.3%
Real Estate Investment Trusts	42.1%
U.S. Government Agencies	14.7%
Asset-Backed Securities	11.1%
Sovereign Issues	6.5%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Common Stocks	0.4%
Preferred Securities	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	1.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.36% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PNRNX

PIMCO RealEstateRealReturn Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS2195TSRAR_033126

Class A: PQTAX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$201	1.91%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets. The Fund’s investment strategy represents a composite of financial futures and derivatives designed to provide exposure to global financial market price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices.

  Long positions across global equity indices, notably in South Korea, Taiwan, and Japan, contributed to performance, as prices increased.

  Long positions across precious metals, notably in silver and gold, contributed to performance, as prices increased.

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed.

  Positioning in industrial metal commodities, notably iron ore and copper, detracted from performance, as prices reversed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,450	$10,000	$10,000
4/30/16	$9,325	$10,038	$10,005
5/31/16	$9,132	$10,041	$10,011
6/30/16	$9,257	$10,221	$10,016
7/31/16	$9,364	$10,286	$10,021
8/31/16	$9,344	$10,274	$10,026
9/30/16	$9,161	$10,268	$10,032
10/31/16	$8,997	$10,190	$10,039
11/30/16	$8,997	$9,949	$10,046
12/31/16	$9,103	$9,963	$10,053
1/31/17	$8,959	$9,982	$10,061
2/28/17	$9,036	$10,049	$10,069
3/31/17	$8,968	$10,044	$10,078
4/30/17	$8,978	$10,122	$10,087
5/31/17	$9,007	$10,199	$10,097
6/30/17	$8,795	$10,189	$10,107
7/31/17	$9,016	$10,233	$10,118
8/31/17	$9,161	$10,325	$10,128
9/30/17	$8,964	$10,276	$10,139
10/31/17	$9,224	$10,282	$10,151
11/30/17	$9,272	$10,268	$10,162
12/31/17	$9,272	$10,316	$10,173
1/31/18	$9,581	$10,197	$10,188
2/28/18	$9,002	$10,100	$10,202
3/31/18	$9,108	$10,165	$10,216
4/30/18	$9,012	$10,089	$10,236
5/31/18	$8,993	$10,161	$10,256
6/30/18	$9,142	$10,149	$10,275
7/31/18	$9,036	$10,151	$10,295
8/31/18	$9,191	$10,216	$10,315
9/30/18	$8,896	$10,151	$10,335
10/31/18	$8,983	$10,070	$10,356
11/30/18	$9,041	$10,131	$10,377
12/31/18	$9,456	$10,317	$10,397
1/31/19	$9,080	$10,426	$10,421
2/28/19	$9,118	$10,420	$10,446
3/31/19	$9,466	$10,620	$10,470
4/30/19	$9,592	$10,623	$10,493
5/31/19	$9,543	$10,812	$10,516
6/30/19	$9,577	$10,947	$10,538
7/31/19	$9,791	$10,971	$10,559
8/31/19	$10,083	$11,256	$10,579
9/30/19	$9,650	$11,196	$10,600
10/31/19	$9,523	$11,230	$10,618
11/30/19	$9,543	$11,224	$10,637
12/31/19	$9,694	$11,216	$10,656
1/31/20	$9,536	$11,432	$10,673
2/29/20	$9,764	$11,638	$10,690
3/31/20	$10,376	$11,569	$10,708
4/30/20	$10,287	$11,775	$10,721
5/31/20	$10,257	$11,830	$10,734
6/30/20	$9,949	$11,904	$10,747
7/31/20	$10,262	$12,082	$10,749
8/31/20	$10,151	$11,984	$10,752
9/30/20	$9,852	$11,978	$10,755
10/31/20	$9,873	$11,924	$10,757
11/30/20	$10,046	$12,041	$10,759
12/31/20	$10,518	$12,058	$10,761
1/31/21	$10,467	$11,971	$10,763
2/28/21	$10,632	$11,799	$10,765
3/31/21	$10,839	$11,651	$10,768
4/30/21	$11,014	$11,743	$10,769
5/31/21	$11,273	$11,782	$10,771
6/30/21	$11,373	$11,864	$10,773
7/31/21	$11,498	$11,997	$10,774
8/31/21	$11,705	$11,974	$10,776
9/30/21	$12,081	$11,871	$10,777
10/31/21	$12,425	$11,867	$10,778
11/30/21	$11,821	$11,902	$10,779
12/31/21	$12,045	$11,872	$10,781
1/31/22	$12,066	$11,616	$10,783
2/28/22	$12,436	$11,487	$10,785
3/31/22	$13,130	$11,168	$10,787
4/30/22	$13,992	$10,744	$10,796
5/31/22	$13,811	$10,813	$10,805
6/30/22	$14,394	$10,643	$10,814
7/31/22	$13,746	$10,903	$10,828
8/31/22	$13,854	$10,595	$10,850
9/30/22	$14,802	$10,138	$10,872
10/31/22	$14,791	$10,006	$10,900
11/30/22	$13,457	$10,374	$10,934
12/31/22	$13,376	$10,327	$10,972
1/31/23	$13,461	$10,645	$11,013
2/28/23	$13,448	$10,370	$11,052
3/31/23	$12,505	$10,633	$11,096
4/30/23	$12,735	$10,698	$11,140
5/31/23	$13,219	$10,581	$11,188
6/30/23	$13,219	$10,544	$11,236
7/31/23	$12,904	$10,536	$11,285
8/31/23	$12,408	$10,469	$11,336
9/30/23	$12,940	$10,203	$11,387
10/31/23	$13,061	$10,042	$11,439
11/30/23	$12,300	$10,497	$11,490
12/31/23	$12,771	$10,898	$11,543
1/31/24	$12,650	$10,868	$11,596
2/29/24	$13,001	$10,715	$11,645
3/31/24	$13,219	$10,814	$11,699
4/30/24	$13,400	$10,541	$11,751
5/31/24	$13,013	$10,719	$11,805
6/30/24	$12,662	$10,821	$11,854
7/31/24	$12,529	$11,074	$11,912
8/31/24	$12,118	$11,233	$11,967
9/30/24	$12,251	$11,383	$12,018
10/31/24	$11,779	$11,101	$12,068
11/30/24	$12,033	$11,218	$12,116
12/31/24	$12,348	$11,035	$12,163
1/31/25	$12,118	$11,093	$12,208
2/28/25	$11,828	$11,337	$12,250
3/31/25	$11,779	$11,342	$12,295
4/30/25	$11,429	$11,386	$12,340
5/31/25	$11,102	$11,305	$12,386
6/30/25	$11,332	$11,478	$12,430
7/31/25	$11,247	$11,448	$12,477
8/31/25	$11,610	$11,585	$12,524
9/30/25	$11,961	$11,711	$12,569
10/31/25	$12,166	$11,785	$12,614
11/30/25	$12,312	$11,858	$12,656
12/31/25	$12,602	$11,840	$12,697
1/31/26	$13,001	$11,853	$12,738
2/28/26	$13,485	$12,047	$12,774
3/31/26	$13,074	$11,835	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	10.99%	3.82%	3.30%
Class A (including sales charge)	4.85%	2.65%	2.72%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,730,542
# of Portfolio Holdings	757
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$17,883
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Commodities	14.0%
U.S. Government Agencies	8.6%
Asset-Backed Securities	6.1%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	0.7%
Short-Term Instruments	33.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PQTAX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS6047TSRAR_033126

Class C: PQTCX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$279	2.66%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets. The Fund’s investment strategy represents a composite of financial futures and derivatives designed to provide exposure to global financial market price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices.

  Long positions across global equity indices, notably in South Korea, Taiwan, and Japan, contributed to performance, as prices increased.

  Long positions across precious metals, notably in silver and gold, contributed to performance, as prices increased.

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed.

  Positioning in industrial metal commodities, notably iron ore and copper, detracted from performance, as prices reversed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class C shares (5/26/2023), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$9,856	$10,038	$10,005
5/31/16	$9,642	$10,041	$10,011
6/30/16	$9,773	$10,221	$10,016
7/31/16	$9,883	$10,286	$10,021
8/31/16	$9,841	$10,274	$10,026
9/30/16	$9,647	$10,268	$10,032
10/31/16	$9,474	$10,190	$10,039
11/30/16	$9,464	$9,949	$10,046
12/31/16	$9,553	$9,963	$10,053
1/31/17	$9,401	$9,982	$10,061
2/28/17	$9,481	$10,049	$10,069
3/31/17	$9,389	$10,044	$10,078
4/30/17	$9,399	$10,122	$10,087
5/31/17	$9,428	$10,199	$10,097
6/30/17	$9,187	$10,189	$10,107
7/31/17	$9,405	$10,233	$10,118
8/31/17	$9,554	$10,325	$10,128
9/30/17	$9,348	$10,276	$10,139
10/31/17	$9,606	$10,282	$10,151
11/30/17	$9,645	$10,268	$10,162
12/31/17	$9,644	$10,316	$10,173
1/31/18	$9,950	$10,197	$10,188
2/28/18	$9,344	$10,100	$10,202
3/31/18	$9,452	$10,165	$10,216
4/30/18	$9,342	$10,089	$10,236
5/31/18	$9,311	$10,161	$10,256
6/30/18	$9,461	$10,149	$10,275
7/31/18	$9,340	$10,151	$10,295
8/31/18	$9,498	$10,216	$10,315
9/30/18	$9,187	$10,151	$10,335
10/31/18	$9,275	$10,070	$10,356
11/30/18	$9,315	$10,131	$10,377
12/31/18	$9,738	$10,317	$10,397
1/31/19	$9,344	$10,426	$10,421
2/28/19	$9,374	$10,420	$10,446
3/31/19	$9,725	$10,620	$10,470
4/30/19	$9,853	$10,623	$10,493
5/31/19	$9,793	$10,812	$10,516
6/30/19	$9,824	$10,947	$10,538
7/31/19	$10,030	$10,971	$10,559
8/31/19	$10,325	$11,256	$10,579
9/30/19	$9,877	$11,196	$10,600
10/31/19	$9,737	$11,230	$10,618
11/30/19	$9,747	$11,224	$10,637
12/31/19	$9,894	$11,216	$10,656
1/31/20	$9,733	$11,432	$10,673
2/29/20	$9,953	$11,638	$10,690
3/31/20	$10,569	$11,569	$10,708
4/30/20	$10,469	$11,775	$10,721
5/31/20	$10,428	$11,830	$10,734
6/30/20	$10,116	$11,904	$10,747
7/31/20	$10,419	$12,082	$10,749
8/31/20	$10,307	$11,984	$10,752
9/30/20	$9,999	$11,978	$10,755
10/31/20	$10,009	$11,924	$10,757
11/30/20	$10,174	$12,041	$10,759
12/31/20	$10,654	$12,058	$10,761
1/31/21	$10,592	$11,971	$10,763
2/28/21	$10,759	$11,799	$10,765
3/31/21	$10,957	$11,651	$10,768
4/30/21	$11,122	$11,743	$10,769
5/31/21	$11,390	$11,782	$10,771
6/30/21	$11,474	$11,864	$10,773
7/31/21	$11,598	$11,997	$10,774
8/31/21	$11,793	$11,974	$10,776
9/30/21	$12,158	$11,871	$10,777
10/31/21	$12,509	$11,867	$10,778
11/30/21	$11,896	$11,902	$10,779
12/31/21	$12,099	$11,872	$10,781
1/31/22	$12,129	$11,616	$10,783
2/28/22	$12,485	$11,487	$10,785
3/31/22	$13,180	$11,168	$10,787
4/30/22	$14,021	$10,744	$10,796
5/31/22	$13,838	$10,813	$10,805
6/30/22	$14,419	$10,643	$10,814
7/31/22	$13,754	$10,903	$10,828
8/31/22	$13,847	$10,595	$10,850
9/30/22	$14,794	$10,138	$10,872
10/31/22	$14,769	$10,006	$10,900
11/30/22	$13,431	$10,374	$10,934
12/31/22	$13,347	$10,327	$10,972
1/31/23	$13,429	$10,645	$11,013
2/28/23	$13,406	$10,370	$11,052
3/31/23	$12,455	$10,633	$11,096
4/30/23	$12,680	$10,698	$11,140
5/31/23	$13,144	$10,581	$11,188
6/30/23	$13,144	$10,544	$11,236
7/31/23	$12,824	$10,536	$11,285
8/31/23	$12,315	$10,469	$11,336
9/30/23	$12,836	$10,203	$11,387
10/31/23	$12,954	$10,042	$11,439
11/30/23	$12,196	$10,497	$11,490
12/31/23	$12,646	$10,898	$11,543
1/31/24	$12,516	$10,868	$11,596
2/29/24	$12,859	$10,715	$11,645
3/31/24	$13,061	$10,814	$11,699
4/30/24	$13,238	$10,541	$11,751
5/31/24	$12,848	$10,719	$11,805
6/30/24	$12,492	$10,821	$11,854
7/31/24	$12,362	$11,074	$11,912
8/31/24	$11,948	$11,233	$11,967
9/30/24	$12,066	$11,383	$12,018
10/31/24	$11,581	$11,101	$12,068
11/30/24	$11,829	$11,218	$12,116
12/31/24	$12,137	$11,035	$12,163
1/31/25	$11,889	$11,093	$12,208
2/28/25	$11,604	$11,337	$12,250
3/31/25	$11,557	$11,342	$12,295
4/30/25	$11,202	$11,386	$12,340
5/31/25	$10,870	$11,305	$12,386
6/30/25	$11,095	$11,478	$12,430
7/31/25	$11,000	$11,448	$12,477
8/31/25	$11,344	$11,585	$12,524
9/30/25	$11,687	$11,711	$12,569
10/31/25	$11,877	$11,785	$12,614
11/30/25	$12,019	$11,858	$12,656
12/31/25	$12,291	$11,840	$12,697
1/31/26	$12,670	$11,853	$12,738
2/28/26	$13,132	$12,047	$12,774
3/31/26	$12,729	$11,835	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	10.14%	3.04%	2.44%
Class C (including sales charge)	9.14%	3.04%	2.44%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,730,542
# of Portfolio Holdings	757
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$17,883
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Commodities	14.0%
U.S. Government Agencies	8.6%
Asset-Backed Securities	6.1%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	0.7%
Short-Term Instruments	33.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PQTCX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS6247TSRAR_033126

Institutional Class: PQTIX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$160	1.51%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets. The Fund’s investment strategy represents a composite of financial futures and derivatives designed to provide exposure to global financial market price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices.

  Long positions across global equity indices, notably in South Korea, Taiwan, and Japan, contributed to performance, as prices increased.

  Long positions across precious metals, notably in silver and gold, contributed to performance, as prices increased.

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed.

  Positioning in industrial metal commodities, notably iron ore and copper, detracted from performance, as prices reversed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$986,775	$1,003,838	$1,000,526
5/31/16	$966,429	$1,004,096	$1,001,052
6/30/16	$980,671	$1,022,137	$1,001,578
7/31/16	$992,879	$1,028,599	$1,002,105
8/31/16	$989,827	$1,027,423	$1,002,632
9/30/16	$971,516	$1,026,821	$1,003,159
10/31/16	$955,239	$1,018,967	$1,003,860
11/30/16	$955,239	$994,865	$1,004,560
12/31/16	$965,412	$996,268	$1,005,261
1/31/17	$951,170	$998,223	$1,006,097
2/28/17	$960,326	$1,004,932	$1,006,934
3/31/17	$952,187	$1,004,405	$1,007,772
4/30/17	$954,222	$1,012,156	$1,008,736
5/31/17	$958,291	$1,019,947	$1,009,699
6/30/17	$934,893	$1,018,920	$1,010,664
7/31/17	$958,291	$1,023,305	$1,011,756
8/31/17	$974,568	$1,032,484	$1,012,848
9/30/17	$954,645	$1,027,566	$1,013,943
10/31/17	$982,183	$1,028,161	$1,015,069
11/30/17	$987,282	$1,026,841	$1,016,196
12/31/17	$988,302	$1,031,554	$1,017,325
1/31/18	$1,020,940	$1,019,674	$1,018,760
2/28/18	$959,744	$1,010,008	$1,020,198
3/31/18	$971,983	$1,016,485	$1,021,638
4/30/18	$961,784	$1,008,925	$1,023,597
5/31/18	$959,744	$1,016,126	$1,025,561
6/30/18	$976,324	$1,014,876	$1,027,529
7/31/18	$965,090	$1,015,117	$1,029,527
8/31/18	$982,451	$1,021,649	$1,031,530
9/30/18	$951,295	$1,015,070	$1,033,537
10/31/18	$961,524	$1,007,049	$1,035,592
11/30/18	$966,639	$1,013,060	$1,037,651
12/31/18	$1,011,670	$1,031,671	$1,039,715
1/31/19	$971,736	$1,042,627	$1,042,143
2/28/19	$975,831	$1,042,023	$1,044,577
3/31/19	$1,013,525	$1,062,032	$1,047,017
4/30/19	$1,027,902	$1,062,304	$1,049,286
5/31/19	$1,022,767	$1,081,161	$1,051,561
6/30/19	$1,027,119	$1,094,739	$1,053,840
7/31/19	$1,049,829	$1,097,147	$1,055,886
8/31/19	$1,081,829	$1,125,576	$1,057,936
9/30/19	$1,035,931	$1,119,581	$1,059,991
10/31/19	$1,022,396	$1,122,953	$1,061,850
11/30/19	$1,024,479	$1,122,381	$1,063,711
12/31/19	$1,040,959	$1,121,599	$1,065,577
1/31/20	$1,025,202	$1,143,184	$1,067,304
2/29/20	$1,049,362	$1,163,759	$1,069,033
3/31/20	$1,115,538	$1,156,911	$1,070,765
4/30/20	$1,106,084	$1,177,476	$1,072,060
5/31/20	$1,102,933	$1,182,959	$1,073,355
6/30/20	$1,070,987	$1,190,410	$1,074,652
7/31/20	$1,104,221	$1,208,191	$1,074,928
8/31/20	$1,093,501	$1,198,439	$1,075,203
9/30/20	$1,061,760	$1,197,782	$1,075,480
10/31/20	$1,063,933	$1,192,434	$1,075,677
11/30/20	$1,082,408	$1,204,134	$1,075,874
12/31/20	$1,134,649	$1,205,794	$1,076,072
1/31/21	$1,129,135	$1,197,148	$1,076,299
2/28/21	$1,147,881	$1,179,861	$1,076,527
3/31/21	$1,170,202	$1,165,128	$1,076,755
4/30/21	$1,188,952	$1,174,333	$1,076,937
5/31/21	$1,218,731	$1,178,169	$1,077,119
6/30/21	$1,228,944	$1,186,447	$1,077,300
7/31/21	$1,243,363	$1,199,713	$1,077,433
8/31/21	$1,265,546	$1,197,429	$1,077,565
9/30/21	$1,305,884	$1,187,061	$1,077,697
10/31/21	$1,344,882	$1,186,734	$1,077,815
11/30/21	$1,280,257	$1,190,245	$1,077,933
12/31/21	$1,303,340	$1,187,200	$1,078,052
1/31/22	$1,307,862	$1,161,622	$1,078,252
2/28/22	$1,347,426	$1,148,663	$1,078,453
3/31/22	$1,423,816	$1,116,751	$1,078,655
4/30/22	$1,516,080	$1,074,373	$1,079,559
5/31/22	$1,497,855	$1,081,300	$1,080,464
6/30/22	$1,562,126	$1,064,336	$1,081,370
7/31/22	$1,491,646	$1,090,343	$1,082,840
8/31/22	$1,503,200	$1,059,533	$1,084,974
9/30/22	$1,607,430	$1,013,755	$1,087,187
10/31/22	$1,606,259	$1,000,624	$1,090,024
11/30/22	$1,462,152	$1,037,423	$1,093,382
12/31/22	$1,454,496	$1,032,743	$1,097,197
1/31/23	$1,464,867	$1,064,515	$1,101,269
2/28/23	$1,463,570	$1,036,991	$1,105,156
3/31/23	$1,361,159	$1,063,333	$1,109,554
4/30/23	$1,387,086	$1,069,778	$1,114,015
5/31/23	$1,438,940	$1,058,130	$1,118,838
6/30/23	$1,440,236	$1,054,356	$1,123,559
7/31/23	$1,406,531	$1,053,621	$1,128,492
8/31/23	$1,352,085	$1,046,891	$1,133,649
9/30/23	$1,410,420	$1,020,288	$1,138,672
10/31/23	$1,424,680	$1,004,186	$1,143,887
11/30/23	$1,343,011	$1,049,662	$1,148,966
12/31/23	$1,393,568	$1,089,842	$1,154,251
1/31/24	$1,380,604	$1,086,849	$1,159,560
2/29/24	$1,419,495	$1,071,494	$1,164,535
3/31/24	$1,444,125	$1,081,388	$1,169,880
4/30/24	$1,464,867	$1,054,074	$1,175,074
5/31/24	$1,423,384	$1,071,944	$1,180,456
6/30/24	$1,385,790	$1,082,092	$1,185,355
7/31/24	$1,371,530	$1,107,367	$1,191,175
8/31/24	$1,326,158	$1,123,279	$1,196,655
9/30/24	$1,341,714	$1,138,319	$1,201,824
10/31/24	$1,289,861	$1,110,090	$1,206,847
11/30/24	$1,318,380	$1,121,827	$1,211,567
12/31/24	$1,353,381	$1,103,468	$1,216,304
1/31/25	$1,327,454	$1,109,322	$1,220,841
2/28/25	$1,296,342	$1,133,729	$1,224,967
3/31/25	$1,292,453	$1,134,155	$1,229,536
4/30/25	$1,253,563	$1,138,613	$1,233,987
5/31/25	$1,218,562	$1,130,460	$1,238,578
6/30/25	$1,244,489	$1,147,843	$1,243,036
7/31/25	$1,234,118	$1,144,815	$1,247,698
8/31/25	$1,275,601	$1,158,507	$1,252,364
9/30/25	$1,314,491	$1,171,145	$1,256,860
10/31/25	$1,336,529	$1,178,462	$1,261,410
11/30/25	$1,353,381	$1,185,785	$1,265,611
12/31/25	$1,385,790	$1,184,031	$1,269,736
1/31/26	$1,431,162	$1,185,295	$1,273,762
2/28/26	$1,484,312	$1,204,706	$1,277,392
3/31/26	$1,440,236	$1,183,475	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	11.43%	4.24%	3.72%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,730,542
# of Portfolio Holdings	757
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$17,883
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Commodities	14.0%
U.S. Government Agencies	8.6%
Asset-Backed Securities	6.1%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	0.7%
Short-Term Instruments	33.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PQTIX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS2087TSRAR_033126

I-2: PQTPX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$170	1.61%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets. The Fund’s investment strategy represents a composite of financial futures and derivatives designed to provide exposure to global financial market price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices.

  Long positions across global equity indices, notably in South Korea, Taiwan, and Japan, contributed to performance, as prices increased.

  Long positions across precious metals, notably in silver and gold, contributed to performance, as prices increased.

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed.

  Positioning in industrial metal commodities, notably iron ore and copper, detracted from performance, as prices reversed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$986,789	$1,003,838	$1,000,526
5/31/16	$965,447	$1,004,096	$1,001,052
6/30/16	$979,675	$1,022,137	$1,001,578
7/31/16	$991,870	$1,028,599	$1,002,105
8/31/16	$988,821	$1,027,423	$1,002,632
9/30/16	$970,528	$1,026,821	$1,003,159
10/31/16	$953,252	$1,018,967	$1,003,860
11/30/16	$953,252	$994,865	$1,004,560
12/31/16	$964,431	$996,268	$1,005,261
1/31/17	$949,187	$998,223	$1,006,097
2/28/17	$958,333	$1,004,932	$1,006,934
3/31/17	$951,220	$1,004,405	$1,007,772
4/30/17	$952,236	$1,012,156	$1,008,736
5/31/17	$956,301	$1,019,947	$1,009,699
6/30/17	$932,927	$1,018,920	$1,010,664
7/31/17	$956,301	$1,023,305	$1,011,756
8/31/17	$972,561	$1,032,484	$1,012,848
9/30/17	$952,172	$1,027,566	$1,013,943
10/31/17	$980,686	$1,028,161	$1,015,069
11/30/17	$985,778	$1,026,841	$1,016,196
12/31/17	$985,778	$1,031,554	$1,017,325
1/31/18	$1,018,366	$1,019,674	$1,018,760
2/28/18	$957,264	$1,010,008	$1,020,198
3/31/18	$968,466	$1,016,485	$1,021,638
4/30/18	$959,300	$1,008,925	$1,023,597
5/31/18	$957,264	$1,016,126	$1,025,561
6/30/18	$973,783	$1,014,876	$1,027,529
7/31/18	$962,567	$1,015,117	$1,029,527
8/31/18	$978,882	$1,021,649	$1,031,530
9/30/18	$948,511	$1,015,070	$1,033,537
10/31/18	$957,700	$1,007,049	$1,035,592
11/30/18	$963,826	$1,013,060	$1,037,651
12/31/18	$1,008,433	$1,031,671	$1,039,715
1/31/19	$968,586	$1,042,627	$1,042,143
2/28/19	$972,673	$1,042,023	$1,044,577
3/31/19	$1,010,025	$1,062,032	$1,047,017
4/30/19	$1,024,366	$1,062,304	$1,049,286
5/31/19	$1,018,220	$1,081,161	$1,051,561
6/30/19	$1,022,541	$1,094,739	$1,053,840
7/31/19	$1,046,225	$1,097,147	$1,055,886
8/31/19	$1,077,118	$1,125,576	$1,057,936
9/30/19	$1,031,112	$1,119,581	$1,059,991
10/31/19	$1,017,613	$1,122,953	$1,061,850
11/30/19	$1,019,690	$1,122,381	$1,063,711
12/31/19	$1,037,004	$1,121,599	$1,065,577
1/31/20	$1,020,244	$1,143,184	$1,067,304
2/29/20	$1,044,336	$1,163,759	$1,069,033
3/31/20	$1,109,280	$1,156,911	$1,070,765
4/30/20	$1,100,900	$1,177,476	$1,072,060
5/31/20	$1,097,758	$1,182,959	$1,073,355
6/30/20	$1,064,684	$1,190,410	$1,074,652
7/31/20	$1,098,890	$1,208,191	$1,074,928
8/31/20	$1,087,132	$1,198,439	$1,075,203
9/30/20	$1,056,313	$1,197,782	$1,075,480
10/31/20	$1,057,396	$1,192,434	$1,075,677
11/30/20	$1,075,814	$1,204,134	$1,075,874
12/31/20	$1,127,868	$1,205,794	$1,076,072
1/31/21	$1,122,371	$1,197,148	$1,076,299
2/28/21	$1,139,960	$1,179,861	$1,076,527
3/31/21	$1,163,053	$1,165,128	$1,076,755
4/30/21	$1,181,741	$1,174,333	$1,076,937
5/31/21	$1,210,322	$1,178,169	$1,077,119
6/30/21	$1,220,299	$1,186,447	$1,077,300
7/31/21	$1,234,668	$1,199,713	$1,077,433
8/31/21	$1,256,775	$1,197,429	$1,077,565
9/30/21	$1,297,814	$1,187,061	$1,077,697
10/31/21	$1,335,561	$1,186,734	$1,077,815
11/30/21	$1,271,170	$1,190,245	$1,077,933
12/31/21	$1,295,141	$1,187,200	$1,078,052
1/31/22	$1,297,394	$1,161,622	$1,078,252
2/28/22	$1,337,937	$1,148,663	$1,078,453
3/31/22	$1,412,734	$1,116,751	$1,078,655
4/30/22	$1,505,782	$1,074,373	$1,079,559
5/31/22	$1,486,492	$1,081,300	$1,080,464
6/30/22	$1,550,399	$1,064,336	$1,081,370
7/31/22	$1,480,188	$1,090,343	$1,082,840
8/31/22	$1,491,698	$1,059,533	$1,084,974
9/30/22	$1,595,158	$1,013,755	$1,087,187
10/31/22	$1,593,991	$1,000,624	$1,090,024
11/30/22	$1,450,462	$1,037,423	$1,093,382
12/31/22	$1,442,226	$1,032,743	$1,097,197
1/31/23	$1,452,555	$1,064,515	$1,101,269
2/28/23	$1,451,264	$1,036,991	$1,105,156
3/31/23	$1,349,262	$1,063,333	$1,109,554
4/30/23	$1,375,086	$1,069,778	$1,114,015
5/31/23	$1,426,732	$1,058,130	$1,118,838
6/30/23	$1,426,732	$1,054,356	$1,123,559
7/31/23	$1,394,453	$1,053,621	$1,128,492
8/31/23	$1,340,224	$1,046,891	$1,133,649
9/30/23	$1,398,326	$1,020,288	$1,138,672
10/31/23	$1,412,529	$1,004,186	$1,143,887
11/30/23	$1,329,895	$1,049,662	$1,148,966
12/31/23	$1,381,541	$1,089,842	$1,154,251
1/31/24	$1,368,630	$1,086,849	$1,159,560
2/29/24	$1,406,073	$1,071,494	$1,164,535
3/31/24	$1,430,605	$1,081,388	$1,169,880
4/30/24	$1,449,973	$1,054,074	$1,175,074
5/31/24	$1,409,947	$1,071,944	$1,180,456
6/30/24	$1,371,212	$1,082,092	$1,185,355
7/31/24	$1,358,300	$1,107,367	$1,191,175
8/31/24	$1,313,110	$1,123,279	$1,196,655
9/30/24	$1,328,604	$1,138,319	$1,201,824
10/31/24	$1,276,957	$1,110,090	$1,206,847
11/30/24	$1,304,072	$1,121,827	$1,211,567
12/31/24	$1,338,933	$1,103,468	$1,216,304
1/31/25	$1,314,401	$1,109,322	$1,220,841
2/28/25	$1,283,413	$1,133,729	$1,224,967
3/31/25	$1,278,249	$1,134,155	$1,229,536
4/30/25	$1,240,805	$1,138,613	$1,233,987
5/31/25	$1,205,944	$1,130,460	$1,238,578
6/30/25	$1,230,476	$1,147,843	$1,243,036
7/31/25	$1,221,437	$1,144,815	$1,247,698
8/31/25	$1,261,463	$1,158,507	$1,252,364
9/30/25	$1,300,198	$1,171,145	$1,256,860
10/31/25	$1,322,148	$1,178,462	$1,261,410
11/30/25	$1,338,933	$1,185,785	$1,265,611
12/31/25	$1,371,212	$1,184,031	$1,269,736
1/31/26	$1,415,112	$1,185,295	$1,273,762
2/28/26	$1,468,049	$1,204,706	$1,277,392
3/31/26	$1,422,858	$1,183,475	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	11.31%	4.11%	3.59%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,730,542
# of Portfolio Holdings	757
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$17,883
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Commodities	14.0%
U.S. Government Agencies	8.6%
Asset-Backed Securities	6.1%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	0.7%
Short-Term Instruments	33.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PQTPX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS2089TSRAR_033126

I-3: PQTNX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$175	1.66%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets. The Fund’s investment strategy represents a composite of financial futures and derivatives designed to provide exposure to global financial market price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices.

  Long positions across global equity indices, notably in South Korea, Taiwan, and Japan, contributed to performance, as prices increased.

  Long positions across precious metals, notably in silver and gold, contributed to performance, as prices increased.

  Positioning across global interest rates, notably in United Kingdom, Canadian, and Hungarian rates, detracted from performance, as rates reversed.

  Positioning in industrial metal commodities, notably iron ore and copper, detracted from performance, as prices reversed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$986,652	$1,003,838	$1,000,526
5/31/16	$966,186	$1,004,096	$1,001,052
6/30/16	$980,306	$1,022,137	$1,001,578
7/31/16	$992,384	$1,028,599	$1,002,105
8/31/16	$989,207	$1,027,423	$1,002,632
9/30/16	$970,787	$1,026,821	$1,003,159
10/31/16	$954,400	$1,018,967	$1,003,860
11/30/16	$954,283	$994,865	$1,004,560
12/31/16	$964,323	$996,268	$1,005,261
1/31/17	$949,975	$998,223	$1,006,097
2/28/17	$959,009	$1,004,932	$1,006,934
3/31/17	$950,761	$1,004,405	$1,007,772
4/30/17	$952,675	$1,012,156	$1,008,736
5/31/17	$956,616	$1,019,947	$1,009,699
6/30/17	$933,141	$1,018,920	$1,010,664
7/31/17	$956,375	$1,023,305	$1,011,756
8/31/17	$972,498	$1,032,484	$1,012,848
9/30/17	$952,498	$1,027,566	$1,013,943
10/31/17	$979,851	$1,028,161	$1,015,069
11/30/17	$984,818	$1,026,841	$1,016,196
12/31/17	$985,709	$1,031,554	$1,017,325
1/31/18	$1,018,132	$1,019,674	$1,018,760
2/28/18	$956,993	$1,010,008	$1,020,198
3/31/18	$969,074	$1,016,485	$1,021,638
4/30/18	$958,801	$1,008,925	$1,023,597
5/31/18	$956,765	$1,016,126	$1,025,561
6/30/18	$973,339	$1,014,876	$1,027,529
7/31/18	$961,109	$1,015,117	$1,029,527
8/31/18	$979,454	$1,021,649	$1,031,530
9/30/18	$948,372	$1,015,070	$1,033,537
10/31/18	$957,550	$1,007,049	$1,035,592
11/30/18	$963,669	$1,013,060	$1,037,651
12/31/18	$1,007,809	$1,031,671	$1,039,715
1/31/19	$969,008	$1,042,627	$1,042,143
2/28/19	$973,092	$1,042,023	$1,044,577
3/31/19	$1,010,594	$1,062,032	$1,047,017
4/30/19	$1,023,904	$1,062,304	$1,049,286
5/31/19	$1,018,785	$1,081,161	$1,051,561
6/30/19	$1,022,866	$1,094,739	$1,053,840
7/31/19	$1,045,505	$1,097,147	$1,055,886
8/31/19	$1,077,405	$1,125,576	$1,057,936
9/30/19	$1,031,195	$1,119,581	$1,059,991
10/31/19	$1,017,709	$1,122,953	$1,061,850
11/30/19	$1,019,783	$1,122,381	$1,063,711
12/31/19	$1,036,793	$1,121,599	$1,065,577
1/31/20	$1,020,054	$1,143,184	$1,067,304
2/29/20	$1,044,117	$1,163,759	$1,069,033
3/31/20	$1,110,028	$1,156,911	$1,070,765
4/30/20	$1,100,612	$1,177,476	$1,072,060
5/31/20	$1,097,474	$1,182,959	$1,073,355
6/30/20	$1,065,372	$1,190,410	$1,074,652
7/31/20	$1,098,465	$1,208,191	$1,074,928
8/31/20	$1,086,722	$1,198,439	$1,075,203
9/30/20	$1,055,822	$1,197,782	$1,075,480
10/31/20	$1,057,985	$1,192,434	$1,075,677
11/30/20	$1,076,376	$1,204,134	$1,075,874
12/31/20	$1,127,872	$1,205,794	$1,076,072
1/31/21	$1,122,387	$1,197,148	$1,076,299
2/28/21	$1,139,941	$1,179,861	$1,076,527
3/31/21	$1,162,983	$1,165,128	$1,076,755
4/30/21	$1,181,635	$1,174,333	$1,076,937
5/31/21	$1,210,161	$1,178,169	$1,077,119
6/30/21	$1,220,096	$1,186,447	$1,077,300
7/31/21	$1,234,438	$1,199,713	$1,077,433
8/31/21	$1,256,501	$1,197,429	$1,077,565
9/30/21	$1,297,242	$1,187,061	$1,077,697
10/31/21	$1,334,907	$1,186,734	$1,077,815
11/30/21	$1,270,654	$1,190,245	$1,077,933
12/31/21	$1,294,008	$1,187,200	$1,078,052
1/31/22	$1,297,377	$1,161,622	$1,078,252
2/28/22	$1,336,692	$1,148,663	$1,078,453
3/31/22	$1,411,492	$1,116,751	$1,078,655
4/30/22	$1,504,308	$1,074,373	$1,079,559
5/31/22	$1,486,198	$1,081,300	$1,080,464
6/30/22	$1,548,656	$1,064,336	$1,081,370
7/31/22	$1,479,776	$1,090,343	$1,082,840
8/31/22	$1,491,256	$1,059,533	$1,084,974
9/30/22	$1,594,265	$1,013,755	$1,087,187
10/31/22	$1,591,938	$1,000,624	$1,090,024
11/30/22	$1,448,803	$1,037,423	$1,093,382
12/31/22	$1,440,076	$1,032,743	$1,097,197
1/31/23	$1,450,371	$1,064,515	$1,101,269
2/28/23	$1,450,371	$1,036,991	$1,105,156
3/31/23	$1,347,416	$1,063,333	$1,109,554
4/30/23	$1,373,155	$1,069,778	$1,114,015
5/31/23	$1,425,919	$1,058,130	$1,118,838
6/30/23	$1,425,919	$1,054,356	$1,123,559
7/31/23	$1,392,459	$1,053,621	$1,128,492
8/31/23	$1,339,695	$1,046,891	$1,133,649
9/30/23	$1,396,320	$1,020,288	$1,138,672
10/31/23	$1,410,476	$1,004,186	$1,143,887
11/30/23	$1,328,113	$1,049,662	$1,148,966
12/31/23	$1,379,590	$1,089,842	$1,154,251
1/31/24	$1,366,720	$1,086,849	$1,159,560
2/29/24	$1,404,041	$1,071,494	$1,164,535
3/31/24	$1,428,493	$1,081,388	$1,169,880
4/30/24	$1,447,797	$1,054,074	$1,175,074
5/31/24	$1,407,902	$1,071,944	$1,180,456
6/30/24	$1,369,294	$1,082,092	$1,185,355
7/31/24	$1,356,425	$1,107,367	$1,191,175
8/31/24	$1,311,382	$1,123,279	$1,196,655
9/30/24	$1,326,826	$1,138,319	$1,201,824
10/31/24	$1,274,061	$1,110,090	$1,206,847
11/30/24	$1,302,374	$1,121,827	$1,211,567
12/31/24	$1,337,121	$1,103,468	$1,216,304
1/31/25	$1,311,382	$1,109,322	$1,220,841
2/28/25	$1,280,496	$1,133,729	$1,224,967
3/31/25	$1,276,635	$1,134,155	$1,229,536
4/30/25	$1,238,027	$1,138,613	$1,233,987
5/31/25	$1,203,280	$1,130,460	$1,238,578
6/30/25	$1,229,019	$1,147,843	$1,243,036
7/31/25	$1,218,723	$1,144,815	$1,247,698
8/31/25	$1,258,618	$1,158,507	$1,252,364
9/30/25	$1,297,226	$1,171,145	$1,256,860
10/31/25	$1,319,104	$1,178,462	$1,261,410
11/30/25	$1,335,834	$1,185,785	$1,265,611
12/31/25	$1,368,007	$1,184,031	$1,269,736
1/31/26	$1,411,763	$1,185,295	$1,273,762
2/28/26	$1,464,527	$1,204,706	$1,277,392
3/31/26	$1,419,485	$1,183,475	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	11.19%	4.07%	3.57%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,730,542
# of Portfolio Holdings	757
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$17,883
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Commodities	14.0%
U.S. Government Agencies	8.6%
Asset-Backed Securities	6.1%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	0.7%
Short-Term Instruments	33.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PQTNX

PIMCO TRENDS Managed Futures Strategy Fund

Annual Shareholder Report |

March 31, 2026

PIMS2205TSRAR_033126

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Steven Lipiner, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Lipiner is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees

	March 31, 2026	$6,576,508
	March 31, 2025	$6,503,548

(b)	Fiscal Year Ended	Audit-Related Fees (1)

	March 31, 2026	$—
	March 31, 2025	$—

(c)	Fiscal Year Ended	Tax Fees

	March 31, 2026	$—
	March 31, 2025	$6,500

(d)	Fiscal Year Ended	All Other Fees (2)

	March 31, 2026	$—
	March 31, 2025	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) There were no “Audit-Related Fees” for the last two fiscal years.

(2) There were no “All Other Fees” for the last two fiscal years.

(e) Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Aggregate Non-Audit Fees Billed to Entity
Entity	March 31, 2026	March 31, 2025
PIMCO Funds	$ —	$ 6,500
Pacific Investment Management Company LLC (“PIMCO”)	23,837,833	26,548,184

Totals	$ 23,837,833	$ 26,554,684

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner (Chair)

Peter B. McCarthy*

Ronald C. Parker

*Mr. McCarthy retired from the Board of Trustees effective as of May 14.

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

•	Short Duration Strategy Funds
•	Real Return Strategy Funds
•	TRENDS Managed Futures Strategy Fund

Filed under the initially filed submission on Form N-CSR:

•	Asset Allocation Funds
•	Tax-Efficient Strategy Funds
•	Municipal Value Funds
•	International Bond Funds

Filed under the first companion submission on Form N-CSR:

•	Equity-Related Strategy Funds

Filed under the second companion submission on Form N-CSR:

•	Bond Funds

Filed under the third companion submission on Form N-CSR:

•	International Bond Fund (U.S. Dollar-Hedged)
•	PAPS Portfolio

Filed under the fourth companion submission on Form N-CSR:

•	PAPS – All Asset Funds
•	Income Fund
•	Credit Bond Funds
•	Total Return Fund

(b)	Not applicable.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration ESG Fund

PIMCO Short Asset Investment Fund

PIMCO Short-Term Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Government Money Market Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

The PIMCO Government Money Market Fund operates as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”). Government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost valuation method.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO SHORT DURATION STRATEGY FUNDS

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R	Diversification Status
PIMCO Government Money Market Fund	01/27/09	05/13/16	01/27/09	05/14/09	—	05/13/16	05/14/09	05/14/09	—	—	Diversified
PIMCO Low Duration Fund	05/11/87	05/11/87	—	04/30/08	04/27/18	01/03/95	01/13/97	01/13/97	10/21/20	12/31/02	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	—	—	02/02/98	—	—	—	—	Diversified
PIMCO Low Duration ESG Fund	12/31/96	12/31/96	—	11/19/10	—	—	—	—	—	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	04/27/18	05/31/12	05/31/12	—	—	—	Diversified
PIMCO Short-Term Fund	10/07/87	10/07/87	—	04/30/08	04/27/18	02/01/96	01/20/97	01/20/97	—	12/31/02	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Funds	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds, other than the PIMCO Government Money Market Fund, file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’, other than the PIMCO Government Money Market Fund, complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more. The PIMCO Government Money

Market Fund files its complete schedule of portfolio holdings on a monthly basis with the SEC on Form N-MFP. The PIMCO Government Money Market Fund’s complete schedule of portfolio holdings as of the end of each month will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO SHORT DURATION STRATEGY FUNDS

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Government Money Market Fund
Institutional Class

03/31/2026	$1.00	$0.04	$0.00	$0.04	$(0.04)	$0.00	$0.00	$(0.04)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class M

03/31/2026	1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
I-2

03/31/2026	1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Administrative Class

03/31/2026	1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A

03/31/2026	1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.03	(0.01)	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C

03/31/2026	1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

PIMCO Low Duration Fund
Institutional Class

03/31/2026	$9.31	$0.38	$(0.03)	$0.35	$(0.36)	$0.00	$(0.03)	$(0.39)

03/31/2025	9.16	0.40	0.14	0.54	(0.38)	0.00	(0.01)	(0.39)

03/31/2024	9.15	0.40	(0.02)	0.38	(0.37)	0.00	0.00	(0.37)

03/31/2023	9.50	0.24	(0.33)	(0.09)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.93	0.07	(0.42)	(0.35)	(0.05)	0.00	(0.03)	(0.08)
I-2

03/31/2026	9.31	0.37	(0.03)	0.34	(0.35)	0.00	(0.03)	(0.38)

03/31/2025	9.16	0.39	0.14	0.53	(0.37)	0.00	(0.01)	(0.38)

03/31/2024	9.15	0.39	(0.02)	0.37	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.50	0.20	(0.30)	(0.10)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.93	0.06	(0.42)	(0.36)	(0.05)	0.00	(0.02)	(0.07)
I-3

03/31/2026	9.31	0.37	(0.03)	0.34	(0.35)	0.00	(0.03)	(0.38)

03/31/2025	9.16	0.39	0.13	0.52	(0.36)	0.00	(0.01)	(0.37)

03/31/2024	9.15	0.38	(0.01)	0.37	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.50	0.20	(0.30)	(0.10)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.93	0.06	(0.42)	(0.36)	(0.05)	0.00	(0.02)	(0.07)

6	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$1.00	4.07%	$1,686,067	0.18%	0.18%	0.18%	0.18%	3.98%	N/A

1.00	4.95	1,370,681	0.18	0.18	0.18	0.18	4.85	N/A

1.00	5.26	618,619	0.18	0.18	0.18	0.18	5.16	N/A

1.00	2.59	808,072	0.19	0.19	0.19	0.19	2.68	N/A

1.00	0.01	468,163	0.07	0.18	0.07	0.18	0.00	N/A

1.00	4.07	282,517	0.18	0.18	0.18	0.18	4.01	N/A

1.00	4.95	341,747	0.18	0.18	0.18	0.18	4.98	N/A

1.00	5.26	452,897	0.18	0.18	0.18	0.18	5.18	N/A

1.00	2.59	263,410	0.19	0.19	0.19	0.19	2.45	N/A

1.00	0.01	245,324	0.07	0.18	0.07	0.18	0.00	N/A

1.00	3.97	11,255	0.28	0.28	0.28	0.28	3.93	N/A

1.00	4.85	17,751	0.28	0.28	0.28	0.28	4.75	N/A

1.00	5.15	18,995	0.28	0.28	0.28	0.28	5.09	N/A

1.00	2.49	14,995	0.29	0.29	0.29	0.29	2.36	N/A

1.00	0.01	13,610	0.07	0.28	0.07	0.28	0.00	N/A

1.00	4.07	45,988	0.18	0.18	0.18	0.18	4.04	N/A

1.00	4.95	84,382	0.18	0.18	0.18	0.18	4.65	N/A

1.00	5.26	32,276	0.18	0.18	0.18	0.18	5.02	N/A

1.00	2.59	192,735	0.19	0.19	0.19	0.19	2.35	N/A

1.00	0.01	72,795	0.07	0.18	0.07	0.18	0.00	N/A

1.00	3.91	3,036,160	0.33	0.33	0.33	0.33	3.83	N/A

1.00	4.80	2,589,956	0.33	0.33	0.33	0.33	4.63	N/A

1.00	5.10	1,490,557	0.33	0.33	0.33	0.33	5.05	N/A

1.00	2.44	765,348	0.34	0.34	0.34	0.34	2.59	N/A

1.00	0.01	470,297	0.07	0.33	0.07	0.33	0.00	N/A

1.00	3.92	45,695	0.33	0.33	0.33	0.33	3.86	N/A

1.00	4.80	58,110	0.33	0.33	0.33	0.33	4.67	N/A

1.00	5.10	61,216	0.33	0.33	0.33	0.33	5.04	N/A

1.00	2.44	33,380	0.34	0.34	0.34	0.34	2.45	N/A

1.00	0.01	30,409	0.07	0.33	0.07	0.33	0.00	N/A

$9.27	3.82%	$3,344,795	0.47%	0.47%	0.46%	0.46%	4.07%	451%

9.31	5.98	5,424,052	0.48	0.48	0.46	0.46	4.32	497

9.16	4.27	4,619,872	0.50	0.50	0.46	0.46	4.40	360

9.15	(0.89)	4,937,764	0.48	0.48	0.46	0.46	2.56	259

9.50	(3.50)	5,661,777	0.46	0.46	0.46	0.46	0.76	421

9.27	3.72	538,297	0.57	0.57	0.56	0.56	3.96	451

9.31	5.88	550,513	0.58	0.58	0.56	0.56	4.23	497

9.16	4.17	623,372	0.60	0.60	0.56	0.56	4.29	360

9.15	(0.99)	710,362	0.58	0.58	0.56	0.56	2.11	259

9.50	(3.60)	2,160,225	0.56	0.56	0.56	0.56	0.66	421

9.27	3.68	25,975	0.62	0.67	0.61	0.66	3.92	451

9.31	5.83	28,176	0.63	0.68	0.61	0.66	4.19	497

9.16	4.12	30,048	0.65	0.70	0.61	0.66	4.24	360

9.15	(1.04)	34,342	0.63	0.68	0.61	0.66	2.17	259

9.50	(3.65)	67,416	0.61	0.66	0.61	0.66	0.61	421

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Fund (Cont.)
Administrative Class

03/31/2026	$9.31	$0.36	$(0.03)	$0.33	$(0.34)	$0.00	$(0.03)	$(0.37)

03/31/2025	9.16	0.38	0.13	0.51	(0.35)	0.00	(0.01)	(0.36)

03/31/2024	9.15	0.37	(0.01)	0.36	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.50	0.22	(0.33)	(0.11)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.93	0.05	(0.42)	(0.37)	(0.04)	0.00	(0.02)	(0.06)
Class A

03/31/2026	9.31	0.35	(0.03)	0.32	(0.33)	0.00	(0.03)	(0.36)

03/31/2025	9.16	0.37	0.14	0.51	(0.35)	0.00	(0.01)	(0.36)

03/31/2024	9.15	0.37	(0.01)	0.36	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.50	0.21	(0.32)	(0.11)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.93	0.05	(0.42)	(0.37)	(0.04)	0.00	(0.02)	(0.06)
Class C

03/31/2026	9.31	0.32	(0.03)	0.29	(0.30)	0.00	(0.03)	(0.33)

03/31/2025	9.16	0.34	0.14	0.48	(0.32)	0.00	(0.01)	(0.33)

03/31/2024	9.15	0.34	(0.02)	0.32	(0.31)	0.00	0.00	(0.31)

03/31/2023	9.50	0.17	(0.32)	(0.15)	(0.20)	0.00	0.00	(0.20)

03/31/2022	9.93	0.01	(0.42)	(0.41)	(0.01)	0.00	(0.01)	(0.02)
Class C-2

03/31/2026	9.31	0.30	(0.03)	0.27	(0.28)	0.00	(0.03)	(0.31)

03/31/2025	9.16	0.32	0.14	0.46	(0.30)	0.00	(0.01)	(0.31)

03/31/2024	9.15	0.32	(0.01)	0.31	(0.30)	0.00	0.00	(0.30)

03/31/2023	9.50	0.18	(0.34)	(0.16)	(0.19)	0.00	0.00	(0.19)

03/31/2022	9.93	(0.01)	(0.42)	(0.43)	0.00	0.00	0.00	0.00
Class R

03/31/2026	9.31	0.32	(0.02)	0.30	(0.31)	0.00	(0.03)	(0.34)

03/31/2025	9.16	0.35	0.13	0.48	(0.32)	0.00	(0.01)	(0.33)

03/31/2024	9.15	0.34	(0.01)	0.33	(0.32)	0.00	0.00	(0.32)

03/31/2023	9.50	0.17	(0.31)	(0.14)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.93	0.02	(0.42)	(0.40)	(0.02)	0.00	(0.01)	(0.03)

PIMCO Low Duration Fund II
Institutional Class

03/31/2026	$9.31	$0.35	$0.00	$0.35	$(0.35)	$0.00	$0.00	$(0.35)

03/31/2025	9.17	0.36	0.14	0.50	(0.36)	0.00	0.00	(0.36)

03/31/2024	9.22	0.37	(0.05)	0.32	(0.37)	0.00	0.00	(0.37)

03/31/2023	9.49	0.22	(0.26)	(0.04)	(0.23)	0.00	0.00	(0.23)

03/31/2022	9.87	0.02	(0.38)	(0.36)	(0.02)	0.00	0.00	(0.02)
Administrative Class

03/31/2026	9.31	0.32	0.01	0.33	(0.33)	0.00	0.00	(0.33)

03/31/2025	9.17	0.34	0.14	0.48	(0.34)	0.00	0.00	(0.34)

03/31/2024	9.22	0.35	(0.05)	0.30	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.49	0.20	(0.26)	(0.06)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.87	(0.01)	(0.37)	(0.38)	0.00	0.00	0.00	0.00

PIMCO Low Duration ESG Fund
Institutional Class

03/31/2026	$9.19	$0.34	$(0.02)	$0.32	$(0.31)	$0.00	$(0.02)	$(0.33)

03/31/2025	8.98	0.34	0.19	0.53	(0.32)	0.00	0.00	(0.32)

03/31/2024	8.92	0.31	0.04	0.35	(0.26)	0.00	(0.03)	(0.29)

03/31/2023	9.24	0.19	(0.26)	(0.07)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.69	0.08	(0.45)	(0.37)	(0.06)	0.00	(0.02)	(0.08)
I-2

03/31/2026	9.19	0.33	(0.02)	0.31	(0.30)	0.00	(0.02)	(0.32)

03/31/2025	8.98	0.33	0.19	0.52	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.92	0.31	0.03	0.34	(0.25)	0.00	(0.03)	(0.28)

03/31/2023	9.24	0.19	(0.27)	(0.08)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.69	0.07	(0.45)	(0.38)	(0.05)	0.00	(0.02)	(0.07)

8	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.27	3.56%	$18,034	0.72%	0.72%	0.71%	0.71%	3.82%	451%

9.31	5.72	19,489	0.73	0.73	0.71	0.71	4.07	497

9.16	4.01	19,618	0.75	0.75	0.71	0.71	4.14	360

9.15	(1.14)	26,326	0.73	0.73	0.71	0.71	2.37	259

9.50	(3.74)	28,891	0.71	0.71	0.71	0.71	0.50	421

9.27	3.52	473,166	0.76	0.76	0.75	0.75	3.78	451

9.31	5.68	514,395	0.77	0.77	0.75	0.75	4.04	497

9.16	3.97	568,065	0.79	0.79	0.75	0.75	4.11	360

9.15	(1.18)	649,202	0.77	0.77	0.75	0.75	2.23	259

9.50	(3.78)	858,919	0.75	0.75	0.75	0.75	0.46	421

9.27	3.16	17,044	1.11	1.11	1.10	1.10	3.43	451

9.31	5.31	19,556	1.12	1.12	1.10	1.10	3.69	497

9.16	3.61	23,899	1.14	1.14	1.10	1.10	3.75	360

9.15	(1.52)	34,741	1.12	1.12	1.10	1.10	1.87	259

9.50	(4.12)	49,234	1.10	1.10	1.10	1.10	0.10	421

9.27	2.96	1,087	1.31	1.31	1.30	1.30	3.22	451

9.31	5.10	1,104	1.32	1.32	1.30	1.30	3.48	497

9.16	3.40	855	1.34	1.34	1.30	1.30	3.57	360

9.15	(1.72)	736	1.32	1.32	1.30	1.30	1.91	259

9.50	(4.31)	491	1.30	1.30	1.30	1.30	(0.08)	421

9.27	3.21	70,550	1.06	1.06	1.05	1.05	3.47	451

9.31	5.36	75,797	1.07	1.07	1.05	1.05	3.74	497

9.16	3.66	82,231	1.09	1.09	1.05	1.05	3.81	360

9.15	(1.47)	89,948	1.07	1.07	1.05	1.05	1.88	259

9.50	(4.07)	116,879	1.05	1.05	1.05	1.05	0.17	421

$9.31	3.86%	$264,011	0.51%	0.51%	0.50%	0.50%	3.70%	466%

9.31	5.61	263,477	0.51	0.51	0.50	0.50	3.94	322

9.17	3.54	312,375	0.52	0.52	0.50	0.50	4.12	270

9.22	(0.37)	300,041	0.51	0.51	0.50	0.50	2.38	353

9.49	(3.62)	338,497	0.50	0.50	0.50	0.50	0.17	500

9.31	3.60	10,295	0.76	0.76	0.75	0.75	3.45	466

9.31	5.35	10,118	0.76	0.76	0.75	0.75	3.68	322

9.17	3.28	9,444	0.77	0.77	0.75	0.75	3.87	270

9.22	(0.65)	9,171	0.76	0.76	0.75	0.75	2.15	353

9.49	(3.82)	9,468	0.75	0.75	0.75	0.75	(0.08)	500

$9.18	3.55%	$267,434	0.51%	0.51%	0.50%	0.50%	3.68%	117%

9.19	6.04	248,914	0.52	0.52	0.50	0.50	3.76	80

8.98	4.01	250,416	0.61	0.61	0.50	0.50	3.56	245

8.92	(0.70)	298,401	0.52	0.52	0.50	0.50	2.15	322

9.24	(3.81)	322,801	0.50	0.50	0.50	0.50	0.84	219

9.18	3.44	61,148	0.61	0.61	0.60	0.60	3.59	117

9.19	5.93	61,944	0.62	0.62	0.60	0.60	3.66	80

8.98	3.91	72,819	0.71	0.71	0.60	0.60	3.46	245

8.92	(0.80)	106,520	0.62	0.62	0.60	0.60	2.06	322

9.24	(3.91)	118,436	0.60	0.60	0.60	0.60	0.74	219

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short Asset Investment Fund
Institutional Class

03/31/2026	$9.95	$0.40	$0.07	$0.47	$(0.42)	$0.00	$0.00	$(0.42)

03/31/2025	9.93	0.49	0.03	0.52	(0.50)	0.00	0.00	(0.50)

03/31/2024	9.84	0.51	0.09	0.60	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.88	0.24	(0.02)	0.22	(0.26)	0.00	0.00	(0.26)

03/31/2022	10.00	0.04	(0.11)	(0.07)	(0.05)	0.00	0.00	(0.05)
Class M

03/31/2026	9.95	0.41	0.06	0.47	(0.42)	0.00	0.00	(0.42)

03/31/2025	9.93	0.49	0.03	0.52	(0.50)	0.00	0.00	(0.50)

03/31/2024	9.84	0.51	0.09	0.60	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.88	0.22	(0.03)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.04	(0.11)	(0.07)	(0.05)	0.00	0.00	(0.05)
I-2

03/31/2026	9.95	0.40	0.06	0.46	(0.41)	0.00	0.00	(0.41)

03/31/2025	9.93	0.48	0.03	0.51	(0.49)	0.00	0.00	(0.49)

03/31/2024	9.84	0.50	0.09	0.59	(0.50)	0.00	0.00	(0.50)

03/31/2023	9.88	0.24	(0.03)	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.00	0.03	(0.11)	(0.08)	(0.04)	0.00	0.00	(0.04)
I-3

03/31/2026	9.95	0.39	0.06	0.45	(0.40)	0.00	0.00	(0.40)

03/31/2025	9.93	0.48	0.02	0.50	(0.48)	0.00	0.00	(0.48)

03/31/2024	9.84	0.50	0.09	0.59	(0.50)	0.00	0.00	(0.50)

03/31/2023	9.88	0.21	0.00	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.00	0.04	(0.13)	(0.09)	(0.03)	0.00	0.00	(0.03)
Administrative Class

03/31/2026	9.95	0.38	0.06	0.44	(0.39)	0.00	0.00	(0.39)

03/31/2025	9.93	0.47	0.02	0.49	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.84	0.48	0.09	0.57	(0.48)	0.00	0.00	(0.48)

03/31/2023	9.88	0.20	(0.01)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.02	(0.12)	(0.10)	(0.02)	0.00	0.00	(0.02)
Class A

03/31/2026	9.95	0.37	0.06	0.43	(0.38)	0.00	0.00	(0.38)

03/31/2025	9.93	0.46	0.02	0.48	(0.46)	0.00	0.00	(0.46)

03/31/2024	9.84	0.47	0.10	0.57	(0.48)	0.00	0.00	(0.48)

03/31/2023	9.88	0.21	(0.02)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.01	(0.12)	(0.11)	(0.01)	0.00	0.00	(0.01)

PIMCO Short-Term Fund
Institutional Class

03/31/2026	$9.67	$0.43	$0.01	$0.44	$(0.41)	$0.00	$(0.03)	$(0.44)

03/31/2025	9.63	0.48	0.05	0.53	(0.44)	0.00	(0.05)	(0.49)

03/31/2024	9.46	0.48	0.16	0.64	(0.44)	0.00	(0.03)	(0.47)

03/31/2023	9.64	0.23	(0.03)	0.20	(0.38)	0.00	0.00	(0.38)

03/31/2022	9.84	0.08	(0.22)	(0.14)	(0.06)	0.00	0.00	(0.06)
I-2

03/31/2026	9.67	0.42	0.01	0.43	(0.40)	0.00	(0.03)	(0.43)

03/31/2025	9.63	0.47	0.05	0.52	(0.43)	0.00	(0.05)	(0.48)

03/31/2024	9.46	0.47	0.16	0.63	(0.43)	0.00	(0.03)	(0.46)

03/31/2023	9.64	0.22	(0.03)	0.19	(0.37)	0.00	0.00	(0.37)

03/31/2022	9.84	0.07	(0.22)	(0.15)	(0.05)	0.00	0.00	(0.05)
I-3

03/31/2026	9.67	0.42	0.01	0.43	(0.40)	0.00	(0.03)	(0.43)

03/31/2025	9.63	0.47	0.05	0.52	(0.43)	0.00	(0.05)	(0.48)

03/31/2024	9.46	0.46	0.17	0.63	(0.43)	0.00	(0.03)	(0.46)

03/31/2023	9.64	0.24	(0.06)	0.18	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.84	0.06	(0.21)	(0.15)	(0.05)	0.00	0.00	(0.05)

10	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.00	4.77%	$1,878,241	0.37%	0.37%	0.34%	0.34%	4.04%	74%

9.95	5.32	1,685,475	0.39	0.39	0.34	0.34	4.98	86

9.93	6.28	2,163,183	0.36	0.36	0.34	0.34	5.18	77

9.84	2.27	2,476,229	0.36	0.36	0.35	0.35	2.42	95

9.88	(0.73)	2,772,603	0.35	0.35	0.35	0.35	0.42	112

10.00	4.80	12	0.37	0.37	0.34	0.34	4.07	74

9.95	5.33	11	0.39	0.39	0.34	0.34	4.95	86

9.93	6.27	11	0.36	0.36	0.34	0.34	5.18	77

9.84	1.98	10	0.36	0.36	0.35	0.35	2.18	95

9.88	(0.73)	7,718	0.35	0.35	0.35	0.35	0.44	112

10.00	4.67	158,495	0.47	0.47	0.44	0.44	3.98	74

9.95	5.22	228,603	0.49	0.49	0.44	0.44	4.82	86

9.93	6.18	161,856	0.46	0.46	0.44	0.44	5.08	77

9.84	2.16	181,277	0.46	0.46	0.45	0.45	2.44	95

9.88	(0.83)	224,354	0.45	0.45	0.45	0.45	0.32	112

10.00	4.62	34,074	0.52	0.57	0.49	0.54	3.89	74

9.95	5.17	19,957	0.54	0.59	0.49	0.54	4.79	86

9.93	6.13	15,184	0.51	0.56	0.49	0.54	5.09	77

9.84	2.11	22,656	0.51	0.56	0.50	0.55	2.13	95

9.88	(0.88)	19,500	0.50	0.55	0.50	0.55	0.42	112

10.00	4.51	411	0.62	0.62	0.59	0.59	3.83	74

9.95	5.06	550	0.64	0.64	0.59	0.59	4.69	86

9.93	5.97	474	0.61	0.61	0.59	0.59	4.92	77

9.84	1.99	505	0.61	0.61	0.60	0.60	2.01	95

9.88	(0.98)	1,492	0.60	0.60	0.60	0.60	0.17	112

10.00	4.41	124,142	0.72	0.72	0.69	0.69	3.68	74

9.95	4.95	101,369	0.74	0.74	0.69	0.69	4.61	86

9.93	5.93	105,584	0.69	0.71	0.67	0.69	4.82	77

9.84	1.94	155,144	0.71	0.71	0.70	0.70	2.08	95

9.88	(1.08)	240,291	0.70	0.70	0.70	0.70	0.07	112

$9.67	4.66%	$7,183,599	0.53%	0.53%	0.45%	0.45%	4.49%	124%

9.67	5.65	6,784,844	0.49	0.49	0.45	0.45	5.02	108

9.63	6.93	7,488,965	0.48	0.48	0.45	0.45	5.01	78

9.46	2.09	7,946,218	0.47	0.47	0.45	0.45	2.42	62

9.64	(1.41)	12,139,504	0.45	0.45	0.45	0.45	0.78	93

9.67	4.56	2,188,451	0.63	0.63	0.55	0.55	4.39	124

9.67	5.55	2,010,990	0.59	0.59	0.55	0.55	4.92	108

9.63	6.82	2,099,340	0.58	0.58	0.55	0.55	4.91	78

9.46	1.99	2,392,831	0.57	0.57	0.55	0.55	2.34	62

9.64	(1.51)	2,915,639	0.55	0.55	0.55	0.55	0.67	93

9.67	4.51	106,771	0.68	0.73	0.60	0.65	4.33	124

9.67	5.51	87,240	0.64	0.69	0.60	0.65	4.86	108

9.63	6.78	63,136	0.63	0.68	0.60	0.65	4.86	78

9.46	1.94	74,739	0.62	0.67	0.60	0.65	2.50	62

9.64	(1.56)	44,897	0.60	0.65	0.60	0.65	0.62	93

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short-Term Fund (Cont.)
Administrative Class

03/31/2026	$9.67	$0.41	$0.01	$0.42	$(0.39)	$0.00	$(0.03)	$(0.42)

03/31/2025	9.63	0.46	0.05	0.51	(0.42)	0.00	(0.05)	(0.47)

03/31/2024	9.46	0.45	0.17	0.62	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	9.64	0.21	(0.04)	0.17	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.84	0.05	(0.21)	(0.16)	(0.04)	0.00	0.00	(0.04)
Class A

03/31/2026	9.67	0.41	0.01	0.42	(0.39)	0.00	(0.03)	(0.42)

03/31/2025	9.63	0.46	0.05	0.51	(0.42)	0.00	(0.05)	(0.47)

03/31/2024	9.46	0.45	0.17	0.62	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	9.64	0.21	(0.04)	0.17	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.84	0.05	(0.21)	(0.16)	(0.04)	0.00	0.00	(0.04)
Class C

03/31/2026	9.67	0.38	0.01	0.39	(0.36)	0.00	(0.03)	(0.39)

03/31/2025	9.63	0.43	0.05	0.48	(0.39)	0.00	(0.05)	(0.44)

03/31/2024	9.46	0.42	0.17	0.59	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	9.64	0.18	(0.04)	0.14	(0.32)	0.00	0.00	(0.32)

03/31/2022	9.84	0.02	(0.21)	(0.19)	(0.01)	0.00	0.00	(0.01)
Class R

03/31/2026	9.67	0.39	0.00	0.39	(0.36)	0.00	(0.03)	(0.39)

03/31/2025	9.63	0.44	0.04	0.48	(0.39)	0.00	(0.05)	(0.44)

03/31/2024	9.46	0.43	0.16	0.59	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	9.64	0.20	(0.05)	0.15	(0.33)	0.00	0.00	(0.33)

03/31/2022	9.84	0.03	(0.22)	(0.19)	(0.01)	0.00	0.00	(0.01)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

12	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.67	4.40%	$14,480	0.78%	0.78%	0.70%	0.70%	4.25%	124%

9.67	5.39	15,515	0.74	0.74	0.70	0.70	4.78	108

9.63	6.66	17,564	0.73	0.73	0.70	0.70	4.75	78

9.46	1.84	21,559	0.72	0.72	0.70	0.70	2.21	62

9.64	(1.66)	23,672	0.70	0.70	0.70	0.70	0.52	93

9.67	4.40	769,712	0.78	0.78	0.70	0.70	4.25	124

9.67	5.39	736,386	0.74	0.74	0.70	0.70	4.77	108

9.63	6.66	771,094	0.73	0.73	0.70	0.70	4.75	78

9.46	1.84	962,000	0.72	0.72	0.70	0.70	2.15	62

9.64	(1.66)	1,436,600	0.70	0.70	0.70	0.70	0.52	93

9.67	4.09	57,066	1.08	1.08	1.00	1.00	3.95	124

9.67	5.08	56,397	1.04	1.04	1.00	1.00	4.46	108

9.63	6.34	52,946	1.03	1.03	1.00	1.00	4.45	78

9.46	1.53	64,350	1.02	1.02	1.00	1.00	1.92	62

9.64	(1.95)	76,762	1.00	1.00	1.00	1.00	0.21	93

9.67	4.14	89,382	1.03	1.03	0.95	0.95	4.00	124

9.67	5.13	98,254	0.99	0.99	0.95	0.95	4.53	108

9.63	6.40	121,168	0.98	0.98	0.95	0.95	4.49	78

9.46	1.58	158,601	0.97	0.97	0.95	0.95	2.06	62

9.64	(1.90)	140,966	0.95	0.95	0.95	0.95	0.28	93

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Assets:

Investments, at value
Investments in securities*	$7,423,500	$4,501,310	$310,248	$448,931	$2,014,145	$13,824,027
Investments in Affiliates	0	833,368	48,331	0	190,609	478,696
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	4,116	163	293	395	6,549
Over the counter	0	12,191	59	747	1,345	47,940
Cash	2,105	0	11	17	333	0
Deposits with counterparty	0	17,435	3,524	3,749	15,292	36,786
Foreign currency, at value	0	7,870	0	674	0	9,337
Receivable for investments sold	0	4,419	1,215	61	41,213	802
Receivable for TBA investments sold	0	3,948,940	155,226	73,477	0	1,169,749
Receivable for Fund shares sold	27,572	2,024	0	7,147	4,220	7,885
Interest and/or dividends receivable	528	13,386	435	881	9,901	55,831
Dividends receivable from Affiliates	0	2,604	154	0	632	1,625
Reimbursement receivable from PIMCO	0	1	0	0	1	4
Total Assets	7,453,705	9,347,664	519,366	535,977	2,278,086	15,639,231

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$438,022
Payable for short sales	0	415,298	16,410	19,069	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	1,955	102	163	358	2,934
Over the counter	0	22,835	4	414	0	16,478
Payable for investments purchased	2,300,000	78,887	52,394	113,120	75,623	2,936,697
Payable for investments in Affiliates purchased	0	68,993	159	0	654	1,681
Payable for investments purchased on a delayed-delivery basis	0	26,454	0	0	0	0
Payable for TBA investments purchased	0	4,220,341	175,268	73,625	0	1,762,606
Deposits from counterparty	0	9,292	0	290	1,824	45,484
Payable for Fund shares redeemed	44,310	11,555	555	510	3,528	19,776
Distributions payable	653	843	52	65	60	1,752
Overdraft due to custodian	0	141	0	0	0	50
Accrued investment advisory fees	457	1,039	57	67	359	2,144
Accrued supervisory and administrative fees	602	943	57	72	279	1,910
Accrued distribution fees	0	23	2	0	0	36
Accrued servicing fees	0	116	0	0	26	185
Foreign capital gains tax payable	0	0	0	0	0	14
Other liabilities	1	1	0	0	0	1
Total Liabilities	2,346,023	4,858,716	245,060	207,395	82,711	5,229,770

Commitments and Contingent Liabilities^

Net Assets	$5,107,682	$4,488,948	$274,306	$328,582	$2,195,375	$10,409,461

Net Assets Consist of:
Paid in capital	$5,107,820	$5,361,987	$299,861	$352,262	$2,254,114	$10,822,247
Distributable earnings (accumulated loss)	(138)	(873,039)	(25,555)	(23,680)	(58,739)	(412,786)

Net Assets	$5,107,682	$4,488,948	$274,306	$328,582	$2,195,375	$10,409,461

Cost of investments in securities	$7,423,500	$4,535,693	$312,480	$450,665	$2,021,338	$13,836,567
Cost of investments in Affiliates	$0	$821,499	$47,684	$0	$190,338	$478,507
Cost of foreign currency held	$0	$7,801	$0	$677	$0	$9,566
Proceeds received on short sales	$0	$414,476	$16,420	$19,162	$0	$0
Cost or premiums of financial derivative instruments, net	$0	$(2,520)	$528	$959	$1,966	$27,407

* Includes repurchase agreements of:	$7,423,500	$294,400	$118,500	$238,500	$8,600	$35,300

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Net Assets:

Institutional Class	$1,686,067	$3,344,795	$264,011	$267,434	$1,878,241	$7,183,599
Class M	282,517	N/A	N/A	N/A	12	N/A
I-2	11,255	538,297	N/A	61,148	158,495	2,188,451
I-3	N/A	25,975	N/A	N/A	34,074	106,771
Administrative Class	45,988	18,034	10,295	N/A	411	14,480
Class A	3,036,160	473,166	N/A	N/A	124,142	769,712
Class C	45,695	17,044	N/A	N/A	N/A	57,066
Class C-2	N/A	1,087	N/A	N/A	N/A	N/A
Class R	N/A	70,550	N/A	N/A	N/A	89,382

Shares Issued and Outstanding:

Institutional Class	1,686,121	360,857	28,363	29,126	187,830	742,819
Class M	282,526	N/A	N/A	N/A	1	N/A
I-2	11,255	58,070	N/A	6,660	15,850	226,296
I-3	N/A	2,802	N/A	N/A	3,407	11,041
Administrative Class	45,992	1,946	1,106	N/A	41	1,497
Class A	3,036,234	51,044	N/A	N/A	12,415	79,592
Class C	45,698	1,839	N/A	N/A	N/A	5,901
Class C-2	N/A	117	N/A	N/A	N/A	N/A
Class R	N/A	7,611	N/A	N/A	N/A	9,243

Net Asset Value Per Share Outstanding(a):
Institutional Class	$1.00	$9.27	$9.31	$9.18	$10.00	$9.67
Class M	1.00	N/A	N/A	N/A	10.00	N/A
I-2	1.00	9.27	N/A	9.18	10.00	9.67
I-3	N/A	9.27	N/A	N/A	10.00	9.67
Administrative Class	1.00	9.27	9.31	N/A	10.00	9.67
Class A	1.00	9.27	N/A	N/A	10.00	9.67
Class C	1.00	9.27	N/A	N/A	N/A	9.67
Class C-2	N/A	9.27	N/A	N/A	N/A	N/A
Class R	N/A	9.27	N/A	N/A	N/A	9.67

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Investment Income:

Interest, net of foreign taxes*	$186,818	$240,726	$9,846	$13,582	$84,684	$483,047
Dividends	0	129	26	0	0	422
Dividends from Investments in Affiliates	0	30,008	1,817	0	6,472	10,188
Miscellaneous Income	2	0	0	0	0	0
Total Income	186,820	270,863	11,689	13,582	91,156	493,657

Expenses:
Investment advisory fees	5,382	14,924	693	809	4,131	24,595
Supervisory and administrative fees	6,991	13,431	693	872	3,218	21,918
Distribution and/or servicing fees - Administrative Class	0	47	26	0	1	37
Distribution and/or servicing fees - Class A	0	1,244	0	0	274	1,812
Distribution and/or servicing fees - Class C	0	101	0	0	0	322
Distribution and/or servicing fees - C-2	0	8	0	0	0	0
Distribution and/or servicing fees - Class R	0	368	0	0	0	472
Trustee fees	28	40	2	2	14	63
Interest expense	0	624	35	44	641	7,400
Miscellaneous expense	0	3	0	0	0	1
Total Expenses	12,401	30,790	1,449	1,727	8,279	56,620
Waiver and/or Reimbursement by PIMCO	0	(14)	0	0	(13)	(45)
Net Expenses	12,401	30,776	1,449	1,727	8,266	56,575

Net Investment Income (Loss)	174,419	240,087	10,240	11,855	82,890	437,082

Net Realized Gain (Loss):

Investments in securities	37	11,307	(193)	(348)	2,727	32,171
Investments in Affiliates	0	(6)	0	0	(1)	(4)
Exchange-traded or centrally cleared financial derivative instruments	0	16,972	735	777	6,078	4,854
Over the counter financial derivative instruments	0	(19,009)	125	(1,686)	(1,003)	(60,397)
Short sales	0	0	0	0	0	(6,746)
Foreign currency	0	1,112	0	53	0	5,657

Net Realized Gain (Loss)	37	10,376	667	(1,204)	7,801	(24,465)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	0	43,089	1,737	3,552	4,131	23,875
Investments in Affiliates	0	10,180	257	0	284	136
Exchange-traded or centrally cleared financial derivative instruments	0	(57,945)	(2,550)	(3,257)	1,108	4,269
Over the counter financial derivative instruments	0	(14,291)	36	507	(203)	2,211
Short sales	0	0	0	0	0	1,115
Foreign currency assets and liabilities	0	(3,536)	0	(195)	0	(3,221)

Net Change in Unrealized Appreciation (Depreciation)	0	(22,503)	(520)	607	5,320	28,385

Net Increase (Decrease) in Net Assets Resulting from Operations	$174,456	$227,960	$10,387	$11,258	$96,011	$441,002
* Foreign tax withholdings	$0	$0	$0	$0	$0	$343

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$174,419	$165,584	$240,087	$253,955
Net realized gain (loss)	37	64	10,376	1,905
Net change in unrealized appreciation (depreciation)	0	0	(22,503)	86,777

Net Increase (Decrease) in Net Assets Resulting from Operations	174,456	165,648	227,960	342,637

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(45,860)	(40,510)	(182,563)	(192,616)
Class M	(15,995)	(25,919)	N/A	N/A
I-2	(517)	(933)	(20,687)	(23,545)
I-3	N/A	N/A	(1,014)	(1,482)
Administrative Class	(2,524)	(2,315)	(665)	(806)
Class A	(107,641)	(93,272)	(17,566)	(20,863)
Class C	(1,975)	(2,715)	(583)	(757)
Class C-2	N/A	N/A	(31)	(36)
Class R	N/A	N/A	(2,376)	(2,732)

Tax basis return of capital
Institutional Class	0	0	(17,781)	(2,852)
Class M	0	0	N/A	N/A
I-2	0	0	(2,074)	(357)
I-3	N/A	N/A	(103)	(23)
Administrative Class	0	0	(69)	(13)
Class A	0	0	(1,854)	(332)
Class C	0	0	(68)	(13)
Class C-2	N/A	N/A	(4)	(1)
Class R	N/A	N/A	(274)	(47)

Total Distributions(a)	(174,512)	(165,664)	(247,712)	(246,475)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	645,111	1,788,083	(2,124,382)	568,960

Total Increase (Decrease) in Net Assets	645,055	1,788,067	(2,144,134)	665,122

Net Assets:

Beginning of year	4,462,627	2,674,560	6,633,082	5,967,960
End of year	$5,107,682	$4,462,627	$4,488,948	$6,633,082

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Low Duration Fund II		PIMCO Low Duration ESG Fund		PIMCO Short Asset Investment Fund		PIMCO Short-Term Fund

Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

$10,240	$11,520	$11,855	$11,823	$82,890	$124,475	$437,082	$503,863
667	(512)	(1,204)	244	7,801	1,488	(24,465)	(8,203)
(520)	5,007	607	6,379	5,320	3,554	28,385	55,641

10,387	16,015	11,258	18,446	96,011	129,517	441,002	551,301

(10,131)	(11,210)	(8,815)	(8,851)	(73,248)	(111,925)	(287,063)	(322,658)
N/A	N/A	N/A	N/A	0	(1)	N/A	N/A
N/A	N/A	(2,104)	(2,341)	(6,794)	(8,094)	(85,102)	(93,936)
N/A	N/A	N/A	N/A	(1,032)	(724)	(3,668)	(3,380)
(361)	(362)	N/A	N/A	(20)	(25)	(597)	(716)
N/A	N/A	N/A	N/A	(4,164)	(4,652)	(28,852)	(30,912)
N/A	N/A	N/A	N/A	N/A	N/A	(2,158)	(2,117)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	(3,527)	(4,456)

0	0	(540)	0	0	0	(22,410)	(37,356)
N/A	N/A	N/A	N/A	0	0	N/A	N/A
N/A	N/A	(133)	0	0	0	(6,802)	(11,135)
N/A	N/A	N/A	N/A	0	0	(298)	(406)
0	0	N/A	N/A	0	0	(49)	(88)
N/A	N/A	N/A	N/A	0	0	(2,391)	(3,791)
N/A	N/A	N/A	N/A	N/A	N/A	(193)	(279)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	(311)	(578)

(10,492)	(11,572)	(11,592)	(11,192)	(85,258)	(125,421)	(443,421)	(511,808)

816	(52,667)	18,058	(19,631)	148,657	(414,423)	622,254	(864,080)

711	(48,224)	17,724	(12,377)	159,410	(410,327)	619,835	(824,587)

273,595	321,819	310,858	323,235	2,035,965	2,446,292	9,789,626	10,614,213
$274,306	$273,595	$328,582	$310,858	$2,195,375	$2,035,965	$10,409,461	$9,789,626

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Schedule of Investments	PIMCO Government Money Market Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 145.3%

SHORT-TERM INSTRUMENTS 145.3%

REPURCHASE AGREEMENTS (a) 145.3%
$7,423,500

Total Short-Term Instruments (Cost $7,423,500)	7,423,500

Total Investments in Securities (Cost $7,423,500)	7,423,500

Total Investments 145.3% (Cost $7,423,500)	$7,423,500

Other Assets and Liabilities, net (45.3)%	(2,315,818)

Net Assets 100.0%	$5,107,682

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	3.670%	04/01/2026	04/02/2026	$350,000	U.S. Treasury Notes 1.625% - 4.125% due 09/30/2026 - 02/15/2032	$(356,911)	$350,000	$350,000
	3.700	03/31/2026	04/01/2026	350,000	U.S. Treasury Notes 1.625% - 4.125% due 09/30/2026 - 02/15/2032	(357,471)	350,000	350,036
BOS	3.710	04/01/2026	04/02/2026	500,000	U.S. Treasury Notes 1.000% due 07/31/2028	(509,910)	500,000	500,000
	3.720	03/31/2026	04/01/2026	650,000	U.S. Treasury Notes 0.500% - 4.000% due 08/31/2027 - 07/31/2029	(663,535)	650,000	650,067
	3.740	03/31/2026	04/01/2026	500,000	U.S. Treasury Notes 4.375% due 07/15/2027	(510,622)	500,000	500,052
BPS	3.710	04/01/2026	04/02/2026	500,000	U.S. Treasury Bonds 3.250% due 05/15/2042	(509,320)	500,000	500,000
	3.720	03/31/2026	04/01/2026	577,100	U.S. Treasury Bonds 4.000% due 11/15/2052	(586,865)	577,100	577,160
	3.740	03/31/2026	04/01/2026	500,000	U.S. Treasury Bonds 4.625% due 02/15/2055	(509,839)	500,000	500,052
BRC	3.710	04/01/2026	04/02/2026	500,000	U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/2026	(510,371)	500,000	500,000
	3.740	03/31/2026	04/01/2026	500,000	U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/2026	(509,889)	500,000	500,052
FICC STR	3.660	03/31/2026	04/01/2026	298,300	U.S. Treasury Bonds 2.875% - 5.000% due 05/15/2045 - 11/15/2048	(256,484)	298,300	298,330
					U.S. Treasury Notes 3.625% due 08/31/2027	(47,782)
JPS	3.710	04/01/2026	04/02/2026	350,000	U.S. Treasury Notes 4.000% due 02/28/2030	(357,034)	350,000	350,000
	3.720	03/31/2026	04/01/2026	100,000	U.S. Treasury Notes 3.875% due 03/31/2028	(102,077)	100,000	100,010
	3.740	03/31/2026	04/01/2026	350,000	U.S. Treasury Notes 4.000% due 02/28/2030	(357,486)	350,000	350,036
SAL	3.620	03/31/2026	04/01/2026	48,100	U.S. Treasury Notes 3.875% due 07/31/2027	(49,109)	48,100	48,105
	3.660	03/31/2026	04/01/2026	1,150,000	U.S. Treasury Bills 0.000% due 05/26/2026 - 09/17/2026	(1,173,561)	1,150,000	1,150,117
SCX	3.700	04/01/2026	04/02/2026	100,000	U.S. Treasury Inflation-Indexed Notes 0.750% due 07/15/2028	(102,107)	100,000	100,000
	3.740	03/31/2026	04/01/2026	100,000	U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/2030	(102,154)	100,000	100,011

Total Repurchase Agreements						$(7,572,527)	$7,423,500	$7,424,028

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
AZD	$700,036	$0	$0	$700,036	$(714,382)	$(14,346)
BOS	1,650,119	0	0	1,650,119	(1,684,067)	(33,948)
BPS	1,577,212	0	0	1,577,212	(1,606,024)	(28,812)
BRC	1,000,052	0	0	1,000,052	(1,020,260)	(20,208)
FICC STR	298,330	0	0	298,330	(304,266)	(5,936)
JPS	800,046	0	0	800,046	(816,597)	(16,551)
SAL	1,198,222	0	0	1,198,222	(1,222,670)	(24,448)
SCX	200,011	0	0	200,011	(204,261)	(4,250)

Total Borrowings and Other Financing Transactions	$7,424,028	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$7,423,500	$0	$7,423,500

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Schedule of Investments	PIMCO Low Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

FPS Finance Co. 1 LLC
6.610% (EUR003M + 2.950%) due 05/26/2028 «~		$1,400	$1,400

Total Loan Participations and Assignments (Cost $1,400)			1,400

CORPORATE BONDS & NOTES 13.9%

BANKING & FINANCE 9.6%

ABN AMRO Bank NV
4.718% due 01/22/2027		17,900	17,985

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		3,900	3,971

American Honda Finance Corp.
4.390% due 08/13/2027 •		14,300	14,289

Athene Global Funding
3.024% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	8,200	9,489
4.417% due 07/16/2026 •		$16,500	16,510

Banco Bilbao Vizcaya Argentaria SA
4.150% due 03/03/2029		800	791
4.535% (SOFRRATE + 0.880%) due 03/03/2029 ~		1,600	1,601

Bank of America Corp.
4.623% due 05/09/2029 •		15,000	15,067

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		5,150	5,219

Barclays PLC
4.219% due 05/24/2030 •		2,600	2,561

BGC Group, Inc.
6.150% due 04/02/2030		3,200	3,256

BPCE SA
6.612% due 10/19/2027 •		20,200	20,426

Citibank NA
4.876% due 11/19/2027 •		6,550	6,572
4.929% due 08/06/2026		12,900	12,933

Cooperatieve Rabobank UA
4.273% (SOFRINDX + 0.620%) due 08/28/2026 ~		6,800	6,807

Corebridge Global Funding
4.550% due 01/09/2031		10,300	10,175

Danske Bank AS
4.662% due 03/27/2029 •		6,800	6,816
5.427% due 03/01/2028 •		8,000	8,077

Deutsche Bank AG
4.879% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	19,053

Extra Space Storage LP
3.500% due 07/01/2026		7,000	6,985

Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	2,005
5.800% due 03/05/2027		6,200	6,236
5.918% due 03/20/2028		3,500	3,546
6.800% due 05/12/2028		200	206
7.350% due 11/04/2027		300	310

General Motors Financial Co., Inc.
2.400% due 04/10/2028		350	336
5.050% due 04/04/2028		1,550	1,564
5.400% due 05/08/2027		14,700	14,833

Goldman Sachs Group, Inc.
4.148% due 01/21/2029 •		6,300	6,263
4.153% due 10/21/2029 •		3,600	3,567
4.937% due 04/23/2028 •		11,900	11,960

Hardwood Funding LLC
4.840% due 06/07/2028 «(g)		1,500	1,502

HSBC Holdings PLC
4.398% due 03/10/2030 •		3,600	3,574
5.230% (SOFRRATE + 1.570%) due 08/14/2027 ~		3,200	3,209

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,700	2,663

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.411% (SOFRRATE + 0.765%) due 09/22/2027 ~	$19,100	$19,111
4.586% (SOFRRATE + 0.920%) due 04/22/2028 ~	5,000	5,016
5.571% due 04/22/2028 •	2,800	2,835
6.070% due 10/22/2027 •	8,300	8,380

Lloyds Banking Group PLC
4.431% (SOFRINDX + 0.770%) due 02/10/2030 ~	7,300	7,265

Morgan Stanley
4.687% (SOFRRATE + 1.020%) due 04/13/2028 ~	7,500	7,528

Morgan Stanley Bank NA
4.968% due 07/14/2028 •	800	805
5.016% due 01/12/2029 •	1,600	1,617

Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •	9,500	9,470

NatWest Group PLC
4.905% (SOFRRATE + 1.250%) due 03/01/2028 ~	2,400	2,410
5.583% due 03/01/2028 •	2,800	2,828

Protective Life Global Funding
4.166% (SOFRRATE + 0.500%) due 07/22/2026 ~	9,000	9,002

Royal Bank of Canada
4.124% (SOFRINDX + 0.460%) due 08/03/2026 ~	4,800	4,802

Santander Holdings USA, Inc.
3.244% due 10/05/2026	3,100	3,083

Santander U.K. Group Holdings PLC
4.716% (SOFRINDX + 1.070%) due 09/22/2029 ~	7,500	7,506

Societe Generale SA
2.797% due 01/19/2028 •	800	789

Stellantis Finance U.S., Inc.
5.350% due 03/17/2028	2,000	2,015

Swedbank AB
5.337% due 09/20/2027	20,000	20,285

Takeoff Merger Sub, Inc.
4.400% due 03/24/2028	5,100	5,074
4.500% due 03/24/2029	3,000	2,981

Toyota Motor Credit Corp.
4.550% due 08/07/2026	4,900	4,907

UBS AG
4.302% due 03/16/2029 •	3,650	3,646

UBS Group AG
4.214% due 04/10/2030 •	8,600	8,493
4.550% due 04/17/2026	2,100	2,100
4.703% due 08/05/2027 •	5,000	5,002
6.327% due 12/22/2027 •	700	709

Wells Fargo & Co.
4.446% (SOFRRATE + 0.780%) due 01/24/2028 ~	15,000	14,998
4.970% due 04/23/2029 •	16,300	16,443
5.707% due 04/22/2028 •	3,400	3,444

		432,901

INDUSTRIALS 3.9%

AbbVie, Inc.
4.800% due 03/15/2027	16,100	16,185

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029	14,700	14,486

Bayer U.S. Finance LLC
6.125% due 11/21/2026	600	606

Beignet Investor LLC
6.581% due 05/30/2049	9,100	9,363

BMW U.S. Capital LLC
4.750% due 03/21/2028	11,790	11,859
5.050% due 08/11/2028	9,996	10,131

Continental Resources, Inc.
2.268% due 11/15/2026	1,200	1,181

Hyundai Capital America
1.800% due 01/10/2028	200	191
4.875% due 06/23/2027	3,300	3,314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.900% due 06/23/2028	$3,300	$3,315
5.169% (SOFRRATE + 1.500%) due 01/08/2027 ~	17,300	17,420

Las Vegas Sands Corp.
5.625% due 06/15/2028	9,300	9,423

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028	11,850	11,934
4.900% due 11/15/2027	3,350	3,383

National Football League
5.480% due 10/05/2028 «(g)	2,400	2,424

NTT Finance Corp.
4.620% due 07/16/2028	500	502
4.748% (SOFRRATE + 1.080%) due 07/16/2028 ~	1,100	1,109

Oracle Corp.
4.424% (SOFRRATE + 0.760%) due 08/03/2028 ~	3,400	3,351
4.772% (SOFRINDX + 1.110%) due 02/04/2029 ~	3,700	3,668

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	11,100	11,039

Philip Morris International, Inc.
4.125% due 04/28/2028	15,000	14,977

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	23,145	23,299

		173,160

UTILITIES 0.4%

Constellation Energy Generation LLC
3.900% due 01/08/2028	900	893
4.269% (SOFRRATE + 0.600%) due 01/08/2028 ~	2,300	2,297

Emera U.S. Finance LLC
4.500% due 04/01/2029	1,600	1,598

ENEL Finance International NV
1.625% due 07/12/2026	3,200	3,176

FirstEnergy Corp.
3.900% due 07/15/2027	300	298

NextEra Energy Capital Holdings, Inc.
4.462% (SOFRINDX + 0.800%) due 02/04/2028 ~	5,750	5,759

Public Service Co. of Colorado
3.700% due 06/15/2028	500	493

Southern California Edison Co.
3.650% due 03/01/2028	700	689
4.700% due 06/01/2027	1,100	1,101
5.650% due 10/01/2028	100	103
5.850% due 11/01/2027	600	611

		17,018

Total Corporate Bonds & Notes (Cost $620,431)		623,079

U.S. GOVERNMENT AGENCIES 44.5%

Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026 (j)	83,100	81,679
2.500% due 12/01/2032	1,300	1,257
3.000% due 01/01/2027 - 03/01/2052	11,190	9,862
3.500% due 02/01/2047 - 06/01/2047	5,494	5,146
4.000% due 12/01/2047	2,261	2,168
4.500% due 04/01/2053 - 09/01/2053	5,502	5,327
5.000% due 12/01/2049 - 08/01/2054	18,337	18,181
5.500% due 08/01/2053 - 12/01/2053	27,061	27,255
6.000% due 01/01/2053 - 04/01/2055	22,932	23,823
6.114% due 04/01/2035 •	140	143
6.318% due 02/01/2037 •	1	1
6.375% due 10/01/2035 •	84	86
6.500% due 08/01/2035 •	102	105
6.738% due 03/01/2035 •	67	68

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.797% due 07/01/2035 •	$2	$2
6.835% due 05/01/2037 •	6	6
7.000% due 01/01/2030 - 04/01/2032	3	3

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	8,760	8,511

Federal Home Loan Mortgage Corp. REMICS
1.250% due 10/15/2027	2,638	2,594
1.375% due 11/15/2027	2,010	1,976
2.500% due 10/25/2049	92	81
2.683% due 07/15/2036 •(a)	584	56
3.000% due 03/15/2027 - 05/15/2027 (a)	665	6
3.363% due 08/15/2036 •(a)	1,537	166
4.117% due 02/15/2037 •	16	16
4.127% due 02/15/2037 •	23	23
4.137% due 07/15/2043 •	3,147	3,102
4.237% due 11/15/2030 - 06/15/2042 •	3,858	3,820
4.307% due 05/15/2036 •	12	11
4.337% due 01/15/2042 •	9	8
4.481% due 02/15/2051 •	24,705	24,326
4.602% due 11/25/2054 •	13,756	13,847
4.612% due 02/25/2055 •	3,604	3,627
4.632% due 08/25/2054 •	6,506	6,550
4.642% due 01/15/2038 - 08/25/2055 •	41,975	42,334
4.662% due 02/25/2055 - 06/25/2055 •	15,396	15,536
4.812% due 03/25/2055 - 08/25/2055 •	6,844	6,895
4.862% due 02/25/2055 - 08/25/2055 •	92,164	93,039
5.012% due 02/25/2054 •	27,217	27,417
5.500% due 07/15/2034	155	157
6.000% due 12/15/2028 - 07/15/2029	6	6
6.500% due 03/15/2029 - 06/15/2032	280	290
7.500% due 07/15/2030	10	11

Federal Home Loan Mortgage Corp. STRIPS
2.163% due 08/15/2043 •(a)	14,204	1,436
3.621% due 08/15/2044 •	3,721	3,815
4.187% due 05/15/2037 •	4	4

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.053% due 08/25/2031 •	195	195
4.056% due 09/25/2031 •	231	232
4.562% due 08/15/2032 ~	2	2
5.259% due 07/25/2044 •	757	739
6.500% due 07/25/2043	4,871	5,028

Federal National Mortgage Association
2.080% due 10/01/2026	3,780	3,737
2.500% due 02/01/2035	1,083	1,047
2.770% due 04/01/2026	1,961	1,956
3.000% due 12/01/2026 - 04/01/2052	202,963	179,793
3.500% due 02/01/2047 - 12/01/2047	130,681	120,936
4.000% due 01/01/2046 - 06/01/2053	50,305	48,381
4.479% due 03/01/2035 •	34	33
4.500% due 05/01/2026 - 06/01/2053	5,780	5,615
4.714% due 12/01/2036 •	1	1
5.000% due 05/01/2027 - 08/01/2054	69,964	69,372
5.114% due 07/01/2042 - 07/01/2044 •	80	81
5.164% due 09/01/2041 •	9	9
5.314% due 10/01/2030 - 11/01/2039 •	30	30
5.491% due 03/01/2035 •	443	451
5.500% due 07/01/2053	4,735	4,774
5.510% due 09/01/2034 •	1	1
5.750% due 01/01/2035 •	264	269
5.842% due 12/01/2033 •	28	29
5.864% due 11/01/2034 •	50	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/01/2032 - 01/01/2039	$1,239	$1,293
6.095% due 11/01/2027 •	1	1
6.125% due 08/01/2029 •	23	23
6.143% due 07/01/2035 •	61	62
6.155% due 04/01/2034 •	70	72
6.209% due 07/01/2035 •	37	38
6.220% due 10/01/2035 •	106	109
6.287% due 11/01/2035 •	6	6
6.315% due 05/01/2035 •	19	19
6.375% due 08/01/2035 •	295	302
6.390% due 09/01/2035 •	77	79
6.425% due 03/01/2035 •	40	41
6.455% due 09/01/2035 •	5	5
6.472% due 08/01/2035 •	79	82
6.494% due 09/01/2032 •	81	83
6.500% due 09/01/2033 - 03/01/2038	162	171
6.508% due 06/01/2035 •	71	73
6.811% due 06/01/2035 •	21	22
7.000% due 04/01/2034	5	5
8.000% due 04/01/2030 - 11/01/2031	76	78

Federal National Mortgage Association REMICS
1.000% due 01/25/2043	220	191
2.000% due 11/25/2046	10,784	10,094
2.274% due 10/25/2042 •(a)	7,301	777
2.374% due 11/25/2042 •(a)	6,150	334
2.500% due 05/25/2028 (a)	859	16
2.874% due 01/25/2042 •(a)	680	95
3.842% due 12/25/2036 •	146	143
3.902% due 06/25/2034 •	22	21
3.962% due 11/25/2050 •	910	877
4.026% due 01/25/2037 •	2	2
4.076% due 03/25/2037 •	260	257
4.126% due 03/25/2037 - 07/25/2037 •	227	225
4.136% due 03/25/2037 •	13	13
4.156% due 07/25/2037 •	303	301
4.176% due 06/25/2032 - 10/25/2040 •	43	42
4.226% due 12/25/2040 •	6	6
4.246% due 07/25/2037 - 09/25/2046 •	2,106	2,091
4.250% due 05/25/2033	65	65
4.276% due 08/25/2037 •	14	14
4.446% due 03/25/2038 •	13	13
4.481% due 01/25/2051 •	822	825
4.526% due 03/25/2038 - 01/25/2040 •	150	151
4.562% due 03/25/2055 •	7,353	7,388
4.612% due 11/25/2053 •	2,440	2,455
4.626% due 02/25/2040 •	96	97
4.712% due 01/25/2055 •	2,978	2,993
4.812% due 03/25/2055 •	9,548	9,623
4.822% due 03/25/2055 •	11,716	11,815
4.862% due 07/25/2055 - 08/25/2055 •	113,493	114,627
5.162% due 12/25/2054 •	11,623	11,704
5.500% due 08/25/2034	213	216
6.500% due 07/25/2031 - 04/25/2032	292	301

Federal National Mortgage Association REMICS Trust
4.668% due 12/25/2042 ~	426	425

Federal National Mortgage Association Trust
4.126% due 03/25/2044 •	13	13

Government National Mortgage Association
4.500% due 08/20/2048	652	642
5.125% due 11/20/2026 - 12/20/2027 •	12	12
5.375% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	1	0
5.375% due 07/20/2027 - 07/20/2034 •	20	20
5.625% due 01/20/2027 - 02/20/2032 •	265	268

Government National Mortgage Association REMICS
3.973% due 09/20/2071 - 09/20/2073 •	2,133	2,124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.083% due 05/20/2068 •	$134	$133
4.133% due 12/20/2062 •	41	40
4.183% due 12/20/2060 •	113	113
4.283% due 08/20/2069 •	9,314	9,316
4.383% due 03/20/2065 - 07/20/2065 •	2,437	2,439
4.433% due 10/20/2064 - 11/20/2074 •	2,774	2,784
4.467% due 02/20/2060 •	260	260
4.473% due 04/20/2072 •	9,357	9,399
4.523% due 05/20/2074 •	478	483
4.553% due 10/20/2066 •	110	111
4.573% due 08/20/2073 •	4,200	4,259
4.583% due 05/20/2066 •	582	584
4.623% due 09/20/2073 •	12,548	12,763
4.633% due 08/20/2073 •	11,712	11,904
4.653% due 09/20/2073 •	4,242	4,308
4.683% due 04/20/2066 •	816	819
4.727% due 12/20/2066 •	2,371	2,395
4.773% due 05/20/2073 •	3,435	3,478
4.833% due 11/20/2072 •	72,766	74,417
4.843% due 11/20/2072 •	85,831	87,856
5.033% due 08/20/2070 •	16,766	17,082
5.173% due 08/20/2071 •	8,172	8,398
5.756% due 05/20/2041 ~	102	101

Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 06/01/2056	74,000	69,788
4.500% due 04/01/2041	50	50
5.000% due 05/01/2056 - 06/01/2056	240,090	236,448
5.500% due 05/01/2056	5,000	5,017
6.000% due 06/01/2056 - 07/01/2056	366,190	372,678

Vendee Mortgage Trust
6.500% due 05/15/2029	1,217	1,235

Total U.S. Government Agencies (Cost $2,030,853)		2,000,032

U.S. TREASURY OBLIGATIONS 3.0%

U.S. Treasury Bonds
4.875% due 08/15/2045	261	260

U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	24,961	23,559
1.125% due 01/15/2033	47,361	45,631

U.S. Treasury Notes
4.375% due 11/30/2028 (j)(l)	31,200	31,636
4.875% due 04/30/2026	36,100	36,132

Total U.S. Treasury Obligations (Cost $136,282)		137,218

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	6,950	6,662

280 Park Avenue Mortgage Trust
4.850% due 09/15/2034 •	10,200	10,152

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	13	13

American Home Mortgage Assets Trust
4.333% due 11/25/2035 •	100	98

Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~	6,263	5,612
5.338% due 05/27/2069 þ	705	705

Ashford Hospitality Trust
4.745% due 04/15/2035 •	284	284

Atrium Hotel Portfolio Trust
4.900% due 12/15/2036 •	8,212	8,112

BAMLL Commercial Mortgage Securities Trust
4.837% due 09/15/2038 •	4,100	3,950

Banc of America Alternative Loan Trust
5.500% due 10/25/2033	1,327	1,336

Banc of America Funding Trust
5.243% due 05/25/2035 ~	36	35
5.500% due 09/25/2035	148	150

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.710% due 02/20/2036 ~		$148	$142

Banc of America Mortgage Trust
4.758% due 02/25/2035 ~		33	32
5.054% due 09/25/2035 ~		758	683

Bear Stearns ALT-A Trust
4.031% due 04/25/2035 ~		690	678
4.718% due 09/25/2035 ~		793	415
5.158% due 05/25/2035 ~		131	127
6.201% due 09/25/2034 ~		77	77

Bear Stearns ARM Trust
4.690% due 11/25/2030 ~		4	4
4.846% due 08/25/2035 ~		379	331
4.865% due 08/25/2035 ~		2,305	2,171
4.991% due 01/25/2035 ~		135	132
5.125% due 01/25/2035 ~		1	1
5.714% due 01/25/2034 ~		4	4
5.739% due 08/25/2033 ~		18	18
6.000% due 04/25/2033 ~		95	97
6.122% due 10/25/2036 ~		39	38
6.125% due 02/25/2033 ~		2	2
6.375% due 08/25/2033 ~		83	82

Bear Stearns Structured Products, Inc. Trust
4.788% due 01/26/2036 ~		1,187	850

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.073% due 01/25/2035 •		40	39

CHL Mortgage Pass-Through Trust
6.148% due 02/20/2036 •		3,372	3,192

Citigroup Mortgage Loan Trust, Inc.
5.004% due 03/25/2036 ~		416	411
5.750% due 09/25/2035 •		4	4
6.033% due 03/25/2034 ~		144	135

CLNY Trust
5.163% due 11/15/2038 •		4,035	3,996

COMM Mortgage Trust
4.720% due 06/15/2034 •		3,400	3,276
5.087% due 12/15/2038 •		19,379	19,205

Countrywide Alternative Loan Trust
4.193% due 06/25/2036 •		326	128

Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~		149	145

CSFB Mortgage-Backed Pass-Through Certificates
6.611% due 10/25/2033 ~		9	9

CSMC Trust
6.611% due 06/01/2050 ~		13,458	13,418

DBGS Mortgage Trust
5.332% due 10/15/2039 •		1,220	1,218

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.193% due 06/25/2037 •		5,305	4,783

DROP Mortgage Trust
4.937% due 10/15/2043 •		23,100	23,045

EMF-NL Prime BV
2.883% due 04/17/2041 •	EUR	3,000	3,296

Eurosail-U.K. PLC
4.815% (SONIO/N + 1.069%) due 06/13/2045 ~	GBP	1,021	1,349

First Horizon Alternative Mortgage Securities Trust
4.782% due 09/25/2034 ~		$14	14
4.817% due 09/25/2035 ~		84	75

Government National Mortgage Association REMICS
4.453% due 10/20/2075 •		14,870	14,994

GS Mortgage Securities Corp. Trust
4.970% due 11/15/2032 •		2,514	2,503
5.040% due 12/15/2036 •		228	228

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		20,086	17,442

GSR Mortgage Loan Trust
4.860% due 09/25/2035 ~		105	101
5.100% due 09/25/2035 ~		8	8
5.986% due 09/25/2035 ~		32	32
6.000% due 03/25/2032		13	13
6.281% due 07/25/2035 ~		471	238

HarborView Mortgage Loan Trust
4.685% due 07/19/2035 ~		1,156	869

IndyMac INDX Mortgage Loan Trust
4.213% due 05/25/2046 •		743	692

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Commercial Mortgage Securities Trust
5.137% due 12/15/2036 •		$7,000	$3,220

JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~		96	51
5.094% due 08/25/2035 ~		750	671
6.178% due 07/25/2035 ~		9	9

MASTR Adjustable Rate Mortgages Trust
5.598% due 11/21/2034 ~		28	28

Morgan Stanley Capital I Trust
4.737% due 12/15/2036 •		100	77

Morgan Stanley Mortgage Loan Trust
4.053% due 04/25/2035 •		495	495
4.088% due 08/25/2034 ~		38	36
4.113% due 01/25/2035 •		128	123
5.500% due 11/25/2035		817	711

MortgageIT Trust
4.433% due 02/25/2035 •		63	63

Natixis Commercial Mortgage Securities Trust
4.887% due 08/15/2038 •		4,826	4,741

New Orleans Hotel Trust
4.709% due 04/15/2032 •		1,400	1,386

Newgate Funding PLC
2.750% due 12/15/2050 •	EUR	505	581

NYO Commercial Mortgage Trust
4.882% due 11/15/2038 •		$4,700	4,693

OBX Trust
3.000% due 01/25/2052 ~		18,486	16,031
4.562% due 10/25/2051 •		4,824	4,517

One Market Plaza Trust
3.614% due 02/10/2032		6,282	6,055

Prime Mortgage Trust
4.193% due 02/25/2034 •		75	71

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	88,700	61,199

SFO Commercial Mortgage Trust
4.937% due 05/15/2038 •		$3,500	3,496

STARM Mortgage Loan Trust
6.341% due 01/25/2037 ~		396	223

Structured Adjustable Rate Mortgage Loan Trust
5.939% due 02/25/2034 ~		8	8

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •		34	13
4.353% due 02/25/2036 •		617	529

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		31	30
4.451% due 09/19/2032 •		69	66

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.132% due 06/25/2033 ~		5	5

Thornburg Mortgage Securities Trust
3.238% due 12/25/2045 •		382	346
6.774% due 10/25/2045 •		464	517

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		1,501	1,444
4.793% due 05/25/2058 •		1,951	1,987

UWM Mortgage Trust
4.612% due 12/25/2051 •		16,713	15,602

VASA Trust
4.687% due 07/15/2039 •		5,000	4,913

VNDO Trust
3.903% due 01/10/2035 ~		4,620	4,613

WaMu Mortgage Pass-Through Certificates Trust
4.373% due 10/25/2045 •		16	16
4.533% due 11/25/2034 •		904	889
4.650% due 01/25/2036 ~		51	49
4.859% due 08/25/2046 •		18	17
5.259% due 06/25/2042 •		120	114
6.000% due 06/25/2034		300	307

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.975% due 02/25/2033 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $304,892)			297,795

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 6.0%

AUTOMOBILE SEQUENTIAL 0.4%

Chase Auto Owner Trust
5.680% due 01/25/2029		$1,079	$1,088

Chesapeake Funding II LLC
5.520% due 05/15/2036		539	544

Citizens Auto Receivables Trust
5.840% due 01/18/2028		207	208

GLS Auto Receivables Issuer Trust
4.750% due 03/15/2028		569	569

Oscar U.S. Funding XIV LLC
2.820% due 04/10/2029		8,518	8,453

Oscar U.S. Funding XVII LLC
4.630% due 12/10/2027		240	240

SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028		797	801

Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027		5,524	5,534

			17,437

CMBS OTHER 1.3%

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •		1,773	1,776

AREIT Trust
4.922% due 01/20/2037 •		9,314	9,313

BDS Ltd.
5.144% due 12/16/2036 •		4,798	4,804

GPMT Ltd.
5.139% due 12/15/2036 •		11,219	11,205

MF1 LLC
5.827% due 06/19/2037 •		13,613	13,618

MF1 Ltd.
5.027% due 02/19/2037 •		8,623	8,631

TRTX Issuer Ltd.
5.328% due 02/15/2039 •		11,721	11,751

			61,098

CREDIT CARD OTHER 0.4%

Synchrony Card Funding LLC
5.740% due 10/15/2029		17,600	17,757

FINANCE CONSUMER LOANS 0.0%

SLM Student Loan Trust
2.700% due 12/15/2033 •	EUR	359	392

HOME EQUITY OTHER 0.3%

Asset-Backed Securities Corp. Home Equity Loan Trust
4.307% due 06/15/2031 •		$4	4

Bear Stearns Asset-Backed Securities Trust
4.793% due 11/25/2042 •		87	87
5.593% due 03/25/2043 •		594	589

Centex Home Equity Loan Trust
4.723% due 09/25/2034 •		774	766

Countrywide Asset-Backed Certificates Trust
4.543% due 03/25/2034 •		190	198

EquiFirst Mortgage Loan Trust
4.273% due 01/25/2034 •		121	120

Fremont Home Loan Trust
3.913% due 01/25/2037 •		158	73

GSAMP Trust
3.933% due 12/25/2036 •		1,220	603

Home Equity Asset Trust
4.353% due 08/25/2036 •		2,476	2,467

HSI Asset Securitization Corp. Trust
3.893% due 10/25/2036 •		27	9

Morgan Stanley ABS Capital I, Inc. Trust
4.043% due 05/25/2037 •		2,554	2,344
4.498% due 12/25/2034 •		303	303

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley IXIS Real Estate Capital Trust
3.843% due 11/25/2036 •		$13	$4

New Century Home Equity Loan Trust
4.513% due 03/25/2035 •		1,273	1,286

NovaStar Mortgage Funding Trust
4.113% due 05/25/2036 •		383	381

RAAC Trust
4.493% due 03/25/2034 •		35	35

Renaissance Home Equity Loan Trust
4.493% due 08/25/2032 •		40	38

Saxon Asset Securities Trust
1.966% due 03/25/2035 •		107	92

Securitized Asset-Backed Receivables LLC Trust
3.913% due 12/25/2036 •		2,714	563
4.053% due 05/25/2037 •		298	234

Soundview Home Loan Trust
3.913% due 11/25/2036 •		1,056	279

Structured Asset Investment Loan Trust
4.498% due 03/25/2034 •		1,278	1,367
4.693% due 09/25/2034 •		51	49

			11,891

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Mid-State Trust XI
4.864% due 07/15/2038		18	18

WHOLE LOAN COLLATERAL 0.1%

First Franklin Mortgage Loan Trust
4.618% due 05/25/2034 •		605	597

GSAMP Trust
3.782% due 11/25/2034 •		678	663

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.353% due 12/25/2035 •		1,221	1,216

			2,476

OTHER ABS 3.5%

AGL CLO 14 Ltd.
4.800% due 12/02/2034 •		1,000	1,001

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •		1,300	1,300

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •		1,100	1,100

Apidos CLO XI
4.908% due 04/17/2034 •		1,000	1,001

ARES XLIV CLO Ltd.
4.802% due 04/15/2034 •		2,600	2,603

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •		1,100	1,101

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •		1,800	1,798

Bain Capital Credit CLO Ltd.
4.830% due 07/17/2035 •		1,700	1,700

BNPP AM Euro CLO DAC
2.616% due 04/15/2031 •	EUR	258	299

Canyon Capital CLO Ltd.
4.682% due 10/15/2034 •		$1,000	999

Capital Four CLO X DAC
3.279% due 10/25/2038 •	EUR	1,000	1,154

Capital Street Master Trust
4.772% due 08/16/2029 •		$1,000	999

Carlyle Euro CLO DAC
2.874% due 08/15/2032 •	EUR	3,115	3,604

CIFC Funding Ltd.
4.880% due 10/24/2030 •		$237	237

DataBank Issuer II LLC
5.180% due 09/27/2055		4,800	4,666

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •		1,100	1,100

Elevation CLO Ltd.
4.798% due 07/25/2034 •		3,300	3,303

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Flatiron CLO 19 Ltd.
4.833% due 11/16/2034 •		$604	$604

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		1,500	1,500

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		1,000	1,000

Hayfin Emerald CLO VI DAC
3.266% due 10/15/2038 •	EUR	900	1,040

ICG U.S. CLO Ltd.
4.818% due 10/20/2034 •		$3,100	3,104

Indigo Credit Management I DAC
3.276% due 10/15/2037 •	EUR	1,000	1,155

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		$1,200	1,201

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •		1,300	1,302

KKR CLO 42 Ltd.
4.818% due 07/20/2034 •		1,100	1,101

Madison Park Euro Funding XIV DAC
2.816% due 07/15/2032 •	EUR	4,950	5,714

Marble Point CLO XXII Ltd.
4.888% due 07/25/2034 •		$3,500	3,498

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •		442	442

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •		700	700

Northwoods Capital 25 Ltd.
4.788% due 07/20/2034 •		800	801

Ocean Trails CLO XI
4.698% due 07/20/2034 •		3,400	3,401

Pagaya AI Debt Grantor Trust
5.065% due 03/15/2032		142	142
5.108% due 03/15/2033		500	501

Palmer Square European Loan Funding DAC
0.000% due 10/15/2035 «•(b)	EUR	1,000	1,156
2.866% due 10/15/2034 •		918	1,060
2.954% due 08/15/2033 •		477	552
3.047% due 07/15/2035 •		600	694
3.134% due 02/15/2035 •		1,991	2,304

Palmer Square Loan Funding Ltd.
4.489% due 01/15/2033 •		$4,300	4,295

PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042		1,327	1,339

Rockford Tower Europe CLO DAC
2.990% due 01/24/2035 •	EUR	500	576

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		$1,200	1,201

RRE 3 Loan Management DAC
3.306% due 12/15/2039 •	EUR	500	577

Silver Rock CLO II Ltd.
4.708% due 01/20/2035 •		$1,200	1,200

SMB Private Education Loan Trust
0.010%		1	5
3.940% due 02/16/2055		10,219	9,912
4.849% due 11/16/2054 «		2,749	2,749
5.122% due 02/16/2055 •		10,219	10,322
5.190% due 11/16/2054 «		20,158	20,036
5.380% due 07/15/2053		1,956	1,986
5.670% due 11/15/2052		7,319	7,471
5.710% due 11/16/2054 «		1,212	1,203
6.14% due 11/16/2054 «		242	240
6.93% due 11/16/2054 «		1,939	1,923

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		1,300	1,300

Symphony CLO XXIV Ltd.
4.801% due 10/23/2035 •		1,200	1,198

Symphony CLO XXXII Ltd.
4.821% due 10/23/2035		2,400	2,400

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •		2,400	2,403

Tikehau CLO IX DAC
3.246% due 01/20/2037 •	EUR	4,900	5,663

Tikehau CLO V DAC
3.216% due 10/15/2038 •		2,500	2,889

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toro European CLO 3 DAC
3.006% due 07/15/2034 •	EUR	500	$578

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •		$1,900	1,902

Trinitas CLO XX Ltd.
4.708% due 07/20/2035 •		2,000	2,000

Trysail CLO Ltd.
4.907% due 10/20/2033 •		1,000	1,001

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •		7,378	7,387

Wellfleet CLO Ltd.
4.822% due 07/15/2034 •		900	901
4.848% due 04/20/2034 •		700	701

Wind River CLO Ltd.
4.778% due 07/20/2034 •		1,700	1,701

			157,996

Total Asset-Backed Securities (Cost $271,232)			269,065

SOVEREIGN ISSUES 4.2%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	4,000	772
0.000% due 07/01/2026 (d)		318,200	59,491
0.000% due 10/01/2026 (d)		521,500	94,319

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$11,300	11,795

Israel Government International Bonds
5.375% due 02/19/2030		6,300	6,401

Saudi Government International Bonds
5.125% due 01/13/2028		16,100	16,275

Total Sovereign Issues (Cost $186,926)			189,053

SHORT-TERM INSTRUMENTS 22.0%

COMMERCIAL PAPER 3.4%

AES Corp.
4.150% due 04/02/2026		1,350	1,350
4.150% due 04/13/2026		300	300
4.150% due 04/17/2026		1,250	1,248

Air Lease Corp.
4.320% due 04/02/2026		4,900	4,899
4.350% due 04/14/2026		3,850	3,844
4.400% due 04/14/2026		250	250
4.400% due 04/16/2026		450	449

Alimentation Couche-Tard, Inc.
3.930% due 04/01/2026		1,200	1,200
3.940% due 04/10/2026		450	449
4.100% due 04/21/2026		2,850	2,843

AMETEK, Inc.
3.930% due 04/06/2026		300	300
4.150% due 04/27/2026		300	299

Black Hills Corp.
3.890% due 04/13/2026		300	300

Boston Properties LP
4.200% due 04/27/2026		250	249

CBRE Services, Inc.
3.970% due 06/12/2026		3,100	3,074

Constellation Energy Generation LLC
3.870% due 04/01/2026		6,850	6,849
3.870% due 04/02/2026		4,100	4,099
3.900% due 04/06/2026		2,200	2,198

Crown Castle, Inc.
4.300% due 04/21/2026		3,550	3,541

Edison International
4.380% due 04/17/2026		650	649

Electricite de France SA
3.900% due 04/01/2026		2,550	2,550

Elevance Health, Inc.
4.050% due 04/13/2026		1,650	1,648

ERAC USA Finance LLC
3.980% due 04/10/2026		950	949
4.000% due 04/17/2026		1,100	1,098

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.130% due 04/13/2026	$250	$250
4.150% due 04/24/2026	1,750	1,745
4.170% due 04/20/2026	1,350	1,347

Eversource Energy
4.050% due 04/09/2026	600	599

Extra Space Storage LP
4.180% due 04/22/2026	950	948

Fidelity National Information Services, Inc.
4.150% due 04/17/2026	250	250
4.170% due 04/23/2026	600	598
4.170% due 04/24/2026	1,100	1,097

Genuine Parts Co.
4.250% due 04/01/2026	300	300
4.280% due 04/06/2026	450	450
4.300% due 04/23/2026	350	349
4.340% due 04/28/2026	550	548
4.350% due 04/23/2026	350	349

Glencore Funding LLC
4.150% due 05/04/2026	4,100	4,084

Global Payments, Inc.
4.200% due 04/01/2026	1,150	1,150
4.200% due 04/02/2026	2,200	2,199
4.200% due 04/06/2026	2,050	2,049
4.220% due 04/02/2026	550	550
4.220% due 04/06/2026	1,500	1,499
4.220% due 04/07/2026	4,250	4,247
4.230% due 04/02/2026	350	350
4.230% due 04/07/2026	2,700	2,698
4.250% due 04/06/2026	2,100	2,099

Harley-Davidson Financial Services, Inc.
4.170% due 04/07/2026	350	350
4.170% due 04/08/2026	550	550
4.230% due 04/08/2026	250	250

HCA, Inc.
4.150% due 04/16/2026	1,250	1,248
4.150% due 04/17/2026	250	250
4.200% due 05/11/2026	9,950	9,900
4.200% due 05/18/2026	3,700	3,678
4.250% due 05/13/2026	1,150	1,144
4.380% due 04/23/2026	2,450	2,443
4.380% due 05/01/2026	3,150	3,138

Jabil, Inc.
4.050% due 04/08/2026	500	500
4.050% due 04/16/2026	800	798
4.120% due 04/08/2026	4,250	4,246
4.150% due 05/13/2026	4,150	4,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jones Lang LaSalle Finance BV
3.990% due 04/08/2026	$900	$899
4.000% due 04/08/2026	600	599
4.250% due 04/08/2026	500	500
4.250% due 04/09/2026	250	250

JTI Financial Services North America LLC
4.070% due 05/20/2026	3,350	3,332

Keurig Dr. Pepper, Inc.
3.900% due 04/23/2026	1,150	1,147
3.910% due 04/07/2026	300	300
3.910% due 04/23/2026	350	349
3.910% due 04/27/2026	350	349
3.920% due 04/27/2026	1,300	1,296
3.970% due 04/15/2026	3,850	3,843
4.350% due 04/20/2026	1,950	1,945

NextEra Energy Capital Holdings, Inc.
3.800% due 04/07/2026	700	699

Phillips 66
4.000% due 04/01/2026	750	750
4.000% due 04/02/2026	4,450	4,449
4.050% due 04/08/2026	5,050	5,045
4.150% due 04/20/2026	700	698
4.200% due 04/14/2026	400	399
4.300% due 04/24/2026	3,700	3,690
4.330% due 04/27/2026	2,100	2,094
4.350% due 05/01/2026	3,600	3,587
4.360% due 05/01/2026	2,800	2,790
4.370% due 05/01/2026	250	249
4.400% due 05/29/2026	1,750	1,738

S&P Global, Inc.
4.000% due 04/06/2026	1,800	1,799

Targa Resources Corp.
3.950% due 05/04/2026	950	946

		150,754

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (f)	936,867	937

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (h) 6.6%
		$294,400

U.S. TREASURY BILLS 12.0%
3.701% due 04/07/2026 - 07/30/2026 (c)(d)(j)(l)	$541,113	537,577

Total Short-Term Instruments (Cost $983,677)		983,668

Total Investments in Securities (Cost $4,535,693)		4,501,310

	SHARES
INVESTMENTS IN AFFILIATES 18.6%

SHORT-TERM INSTRUMENTS 18.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.6%

PIMCO Short Asset Portfolio	78,152,631	767,068

PIMCO Short-Term Floating NAV Portfolio III	6,807,680	66,300

Total Short-Term Instruments (Cost $821,499)		833,368

Total Investments in Affiliates (Cost $821,499)		833,368

Total Investments 118.8% (Cost $5,357,192)		$5,334,678

Financial Derivative Instruments (i)(k) (0.2)% (Cost or Premiums, net $(2,520))		(8,483)

Other Assets and Liabilities, net (18.6)%		(837,247)

Net Assets 100.0%		$4,488,948

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.840%	06/07/2028	03/11/2025	$1,500	$1,502	0.03%
National Football League	5.480	10/05/2028	03/14/2024	2,400	2,424	0.06

				$3,900	$3,926	0.09%

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	03/13/2026	04/07/2026	$250,000	U.S. Treasury Notes 0.375% - 3.375% due 09/30/2027 - 11/30/2027	$(254,846)	$250,000	$250,487
	3.710	03/31/2026	04/01/2026	44,400	U.S. Treasury Notes 4.125% due 03/31/2029	(45,348)	44,400	44,404

Total Repurchase Agreements						$(300,194)	$294,400	$294,891

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.3)%
Uniform Mortgage-Backed Security, TBA	3.000%	06/01/2040	$265,050	$(231,960)	$(232,451)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	176,500	(160,891)	(161,457)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2056	22,685	(21,625)	(21,390)

Total Short Sales (9.3)%				$(414,476)	$(415,298)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOO	$0	$0	$0	$0	$(864)	$(864)
BOS	294,891	0	0	294,891	(300,194)	(5,303)

Total Borrowings and Other Financing Transactions	$294,891	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(23) at a weighted average interest rate of 4.120%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2026	934	$262,280	$(856)	$0	$0
Euro-Bobl June Futures	06/2026	34	4,536	(72)	18	0
U.S. Treasury 2-Year Note June Futures	06/2026	17,309	3,590,671	(26,590)	1,352	0
U.S. Treasury 5-Year Note June Futures	06/2026	8,103	876,580	(12,145)	1,140	0
U.S. Treasury 10-Year Note June Futures	06/2026	104	11,549	(99)	24	0

				$(39,762)	$2,534	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2026	4	$(580)	$4	$0	$(4)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	3,836	(435,446)	9,706	0	(1,139)

				$9,710	$0	$(1,143)

Total Futures Contracts				$(30,052)	$2,534	$(1,143)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.312%	$2,350	$15	$(10)	$5	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303	15,900	82	(53)	29	1	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622	4,900	107	(221)	(114)	9	0

						$204	$(284)	$(80)	$10	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$2,000	$35	$0	$35	$4	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	61,030	$(1,276)	$(1,326)	$(2,602)	$194	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	36,630,000	1,266	290	1,556	0	(132)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		$150,400	(572)	(4,499)	(5,071)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		64,400	143	(526)	(383)	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		9,900	(19)	(76)	(95)	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		950	0	6	6	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		500	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		24,690	0	87	87	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		18,500	0	63	63	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		12,900	0	0	0	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		8,500	0	(16)	(16)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,900	0	(17)	(17)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		2,200	0	(6)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		26,300	0	(80)	(80)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		19,400	0	(61)	(61)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		25,400	0	(122)	(122)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		2,900	0	(15)	(15)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,300	0	(50)	(50)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		13,700	0	(80)	(80)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		243,080	23	(733)	(710)	0	(286)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,160	(4)	(2)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		2,200	(8)	1	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		700	(2)	16	14	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,700	(10)	63	53	0	(3)

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.565%	Annual	08/28/2034		$2,700	$(10)	$61	$51	$0	$(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	10	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		2,500	(9)	66	57	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,200	(9)	77	68	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		2,500	(10)	87	77	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		300	(1)	14	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,500	(7)	73	66	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		2,500	(11)	113	102	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,000	(4)	45	41	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,000	(4)	48	44	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,390	(5)	65	60	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		500	(2)	(5)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,250	(5)	(2)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		3,700	(13)	(13)	(26)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,300	(5)	(1)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		5,600	(19)	(6)	(25)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		3,500	(12)	(10)	(22)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,500	(7)	(10)	(17)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		5,400	(15)	(50)	(65)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,700	(17)	(32)	(49)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,700	(11)	(8)	(19)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		27,680	590	861	1,451	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		5,375	(35)	84	49	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		3,800	(8)	44	36	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		4,500	(9)	41	32	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		3,675	121	91	212	6	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	124,450	2,095	(5,338)	(3,243)	1,087	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	2,400	(3)	(21)	(24)	0	(7)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		3,500	(7)	69	62	0	(12)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,700	(3)	11	8	0	(7)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,030	(3)	24	21	0	(8)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		800	(2)	46	44	0	(6)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,100	(4)	37	33	0	(9)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		700	(2)	29	27	0	(6)

							$2,092	$(10,575)	$(8,483)	$1,325	$(812)

Total Swap Agreements							$2,331	$(10,859)	$(8,528)	$1,339	$(812)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,777	$1,339	$4,116	$0	$(1,143)	$(812)	$(1,955)

(j)

Securities with an aggregate market value of $48,795 and cash of $17,435 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $243 for closed futures is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	33,071		$24,143	$369	$0
	04/2026	SGD	29		23	0	0

BOA	04/2026	BRL	57,561		11,036	0	(76)
	04/2026	CNH	5,255		762	0	(1)
	04/2026	INR	174,916		1,863	16	0
	04/2026	KRW	699,958		478	13	0
	04/2026	PLN	4,419		1,195	5	0
	04/2026		$11,009	BRL	57,560	103	0
	04/2026		4,112	CAD	5,644	0	(55)
	04/2026		34,111	INR	3,099,534	2	(1,366)
	06/2026	ILS	8,119		$2,628	40	0
	06/2026	MXN	108,712		6,046	18	0
	06/2026		$325	BRL	1,724	3	0
	10/2026	BRL	21,400		$3,916	0	(45)

BPS	04/2026	AUD	1,484		1,056	32	0
	04/2026	BRL	257,024		47,233	0	(2,387)
	04/2026	CNH	1,380		201	0	0
	04/2026	GBP	627		832	2	0
	04/2026	ILS	8,042		2,605	46	0
	04/2026	KRW	1,498,469		997	3	(3)
	04/2026	PLN	1,912		514	0	(1)
	04/2026	THB	170,693		5,310	128	0
	04/2026		$7,434	AUD	10,568	0	(143)
	04/2026		48,966	BRL	257,024	654	0
	04/2026		7,585	IDR	128,186,297	0	(33)
	04/2026		1,919	ILS	6,078	14	0
	04/2026		756	JPY	120,600	4	0
	04/2026		906	KRW	1,350,306	3	(10)
	04/2026		816	PLN	2,948	0	(22)

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$3	THB	80	$0	$0
	04/2026		2,797	TWD	89,348	0	(9)
	04/2026	ZAR	51,887		$3,064	2	0
	05/2026	ILS	6,071		1,919	0	(15)
	05/2026	INR	403,981		4,270	0	(18)
	05/2026	TWD	92,609		2,874	0	(13)
	05/2026		$1,670	BRL	8,766	12	0
	05/2026		2,139	IDR	36,411,541	5	0
	05/2026		426	THB	13,985	0	(1)
	06/2026	IDR	9,958,910		$592	6	0
	06/2026		$6,308	BRL	33,519	78	0
	06/2026		4,494	IDR	75,650,485	0	(46)
	06/2026		314	TWD	10,069	0	0
	07/2026	BRL	59,300		$11,018	0	(199)
	07/2026		$18,910	BRL	101,586	306	0
	10/2026	BRL	143,700		$26,214	0	(382)

BRC	04/2026	CAD	34		24	0	0
	04/2026		$3,965	NZD	6,824	0	(44)
	04/2026		127	PLN	456	0	(4)
	04/2026		2,920	SEK	26,493	0	(121)
	04/2026		5,459	SGD	6,998	0	(16)
	04/2026		4,085	ZAR	66,844	0	(140)
	05/2026		24	CAD	34	0	0
	06/2026	IDR	25,389,958		$1,493	0	0
	06/2026	ILS	100		32	1	0

BSH	04/2026	BRL	296,000		53,462	0	(3,682)
	04/2026	JPY	1,122,633		7,032	0	(42)
	04/2026		$56,996	BRL	296,000	149	0
	04/2026		18,521	NZD	32,081	0	(85)
	04/2026		1,295	PLN	4,684	0	(33)
	05/2026	NZD	32,081		$18,541	86	0
	05/2026		$7,032	JPY	1,119,250	41	0
	10/2026	BRL	315,600		$58,256	0	(156)

CBK	04/2026	AUD	1,173		826	17	0
	04/2026	EUR	1,275		1,475	2	0
	04/2026	GBP	766		1,026	12	0
	04/2026	INR	1,532,434		16,413	229	0
	04/2026	NOK	9,020		929	0	(3)
	04/2026	SEK	10,365		1,112	17	0
	04/2026	THB	188		6	0	0
	04/2026	TWD	9,989		313	1	0
	04/2026		$965	CNH	6,651	1	0
	04/2026		17,036	INR	1,591,774	29	(131)
	05/2026		536	AUD	782	3	0
	05/2026		0	JPY	25	0	0
	06/2026	ILS	2,125		$689	12	0
	06/2026		$702	IDR	11,790,896	0	(8)

DUB	04/2026	CNH	1,350		$196	0	(1)
	04/2026	ILS	16,226		5,242	79	0
	04/2026	INR	553,533		5,884	46	(7)
	04/2026		$17,496	AUD	25,505	101	0
	04/2026		2,290	IDR	38,805,195	0	(4)
	04/2026		6,042	INR	569,746	41	(26)
	04/2026		26,517	SGD	33,872	0	(171)
	04/2026		2,258	THB	73,732	0	(19)
	05/2026	AUD	25,505		$17,490	0	(101)
	05/2026	SGD	33,797		26,517	170	0
	05/2026		$146	CNH	1,009	1	0
	06/2026	THB	73,582		$2,258	13	0
	06/2026	TWD	32,565		1,023	10	0
	06/2026		$33,163	MXN	579,604	0	(1,024)

FAR	04/2026	AUD	14,191		$10,057	266	0
	04/2026	CHF	6,554		8,492	295	0
	04/2026	GBP	4,779		6,403	77	0
	04/2026	JPY	1,355,004		8,490	0	(48)
	04/2026	SGD	5		4	0	0
	04/2026		$5,307	CHF	4,229	0	(18)
	04/2026		8,368	GBP	6,220	0	(135)
	04/2026		3,362	JPY	525,356	0	(52)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$141	PLN	508	$0	$(4)
	04/2026		143	SGD	183	0	(1)
	05/2026	CHF	4,214		$5,307	18	0
	05/2026	ILS	10,097		3,191	0	(25)
	05/2026	SGD	183		143	1	0
	05/2026		$6,403	GBP	4,779	0	(78)
	05/2026		8,490	JPY	1,350,911	47	0
	06/2026	ILS	5,779		$1,875	33	0

GLM	04/2026	BRL	443,282		78,342	0	(7,237)
	04/2026	ILS	7,836		2,521	27	0
	04/2026	INR	24,493		269	10	0
	04/2026		$83,272	BRL	443,282	2,306	0
	04/2026		862	CNH	5,919	0	(3)
	04/2026		295	IDR	4,985,241	0	(1)
	04/2026		117	INR	10,640	0	(5)
	04/2026		1,256	THB	41,202	0	(5)
	05/2026		4,606	BRL	24,171	32	0
	05/2026		11	GBP	9	0	0
	06/2026	BRL	72,031		$13,377	0	(347)
	06/2026	IDR	15,781,294		936	8	0
	06/2026	MXN	8,543		479	6	0
	06/2026	THB	41,129		1,256	1	0
	06/2026		$972	BRL	5,174	13	0
	06/2026		628	IDR	10,683,550	0	0
	07/2026	BRL	199,900		$37,097	0	(716)
	07/2026		$881	BRL	4,734	15	0

IND	04/2026	DKK	6,304		$970	0	(5)
	04/2026	EUR	35,534		41,957	886	0
	04/2026		$310	KRW	463,019	0	(2)
	05/2026		970	DKK	6,295	5	0

JPM	04/2026	BRL	95,400		$17,137	0	(1,281)
	04/2026	CNH	4,585		664	0	(2)
	04/2026	INR	276,778		2,944	21	0
	04/2026	PLN	23,069		6,236	40	(18)
	04/2026	SGD	41,019		32,549	645	0
	04/2026		$18,059	BRL	95,400	358	0
	04/2026		2,944	INR	277,252	6	0
	04/2026		793	NZD	1,360	0	(11)
	04/2026		19,657	PLN	71,193	0	(480)
	04/2026		1,303	THB	42,518	0	(12)
	04/2026		10,157	ZAR	169,605	0	(147)
	04/2026	ZAR	61,940		$3,646	2	(11)
	05/2026	AUD	1,700		1,165	0	(7)
	05/2026		$154	CNH	1,061	1	0
	05/2026		82	JPY	13,005	0	0
	06/2026	ILS	2,688		$865	8	0
	06/2026	MXN	35,489		1,978	10	0
	06/2026		$16	IDR	269,577	0	0
	06/2026		880	ILS	2,733	0	(9)
	07/2026	BRL	59,000		$10,906	0	(255)
	10/2026		40,800		7,429	0	(122)

MBC	04/2026	AUD	1,920		1,339	15	0
	04/2026	CHF	649		821	9	0
	04/2026	GBP	1,907		2,531	6	0
	04/2026	INR	509,670		5,472	90	0
	04/2026	JPY	657,833		4,116	0	(29)
	04/2026	KRW	6,016,192		4,111	110	0
	04/2026	NOK	1,555		160	0	(1)
	04/2026	SEK	12,050		1,293	20	0
	04/2026	THB	73,311		2,301	75	0
	04/2026		$3,121	AUD	4,455	0	(47)
	04/2026		2,963	CHF	2,336	0	(42)
	04/2026		997	DKK	6,307	0	(21)
	04/2026		1,950	GBP	1,456	0	(23)
	04/2026		5,063	JPY	792,074	4	(75)
	04/2026		1,065	NOK	10,197	2	(14)
	05/2026	NOK	1,468		$150	0	(2)
	05/2026		$65	GBP	49	0	0
	05/2026		4,116	JPY	655,849	29	0

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	MXN	6,817		$377	$0	$0
	06/2026		$3,214	ILS	10,004	0	(26)

MYI	04/2026	PLN	1,027		$290	14	0
	06/2026	IDR	231,425		14	0	0

NGF	04/2026		$39	NOK	377	0	0

SCX	04/2026	JPY	984,200		$6,211	9	0
	04/2026	NZD	40,265		24,073	935	0
	04/2026	THB	6,215		195	7	0
	04/2026		$19,835	CAD	27,461	0	(93)
	04/2026		604	GBP	454	0	(3)
	04/2026		74	INR	6,739	0	(3)
	04/2026		2,649	JPY	413,171	0	(45)
	04/2026		1,148	PLN	4,155	0	(29)
	05/2026	CAD	27,423		$19,835	93	0
	06/2026		$270	IDR	4,564,958	0	(2)

SOG	04/2026	BRL	22,518		$4,316	0	(31)
	04/2026	SEK	4,086		428	0	(4)
	04/2026		$4,314	BRL	22,518	33	0
	04/2026		822	CHF	635	0	(28)
	04/2026		42,477	EUR	36,808	68	0
	04/2026		14,646	JPY	2,278,899	0	(287)
	04/2026		2,120	TWD	67,640	0	(9)
	05/2026	EUR	36,809		$42,543	0	(66)
	05/2026		$428	SEK	4,079	4	0
	06/2026	ILS	4,076		$1,321	22	0

SSB	04/2026	AUD	21,760		15,485	472	0
	04/2026		$17	JPY	2,671	0	0

UAG	04/2026	PLN	4,099		$1,114	10	0
	04/2026	THB	43,323		1,320	4	0
	04/2026		$923	PLN	3,335	0	(25)
	06/2026	ILS	6,623		$2,143	32	0
	06/2026	MXN	8,693		484	2	0

Total Forward Foreign Currency Contracts						$10,127	$(22,585)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	210,000	$172	$466

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	328,500	253	730

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	1,400	1	3

Total Purchased Options							$426	$1,199

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Call - OTC USD versus JPY	JPY	157.700	04/24/2026	13,316	$(87)	$(154)
ULO	Call - OTC USD versus JPY		157.700	04/24/2026	50	0	(1)

						$(87)	$(155)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	1,700	$(5)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	1,700	(6)	(10)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	7,300	(26)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	7,300	(26)	(20)

							$(63)	$(53)

Total Written Options							$(150)	$(208)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.728%	$38,000	$(1,834)	$1,921	$87	$0

BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	3,000	(144)	143	0	(1)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	600	(53)	51	0	(2)

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869	1,800	(88)	91	3	0

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869	7,200	(352)	361	9	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	1,800	(65)	65	0	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728	9,200	(444)	465	21	0

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	1,100	(40)	40	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	600	(53)	51	0	(2)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.478	11,400	1,594	(956)	638	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	1,600	(14)	12	0	(2)

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	9,400	(424)	423	0	(1)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	10,800	(963)	929	0	(34)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728	46,800	(2,247)	2,354	107	0

Total Swap Agreements							$(5,127)	$5,950	$865	$(42)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$369	$0	$0	$369	$0	$0	$0	$0	$369	$(270)	$99
BOA	200	0	87	287	(1,543)	(12)	0	(1,555)	(1,268)	1,088	(180)
BPS	1,295	0	0	1,295	(3,282)	0	(3)	(3,285)	(1,990)	1,576	(414)
BRC	1	0	3	4	(325)	0	0	(325)	(321)	443	122
BSH	276	0	0	276	(3,998)	0	0	(3,998)	(3,722)	2,962	(760)
CBK	323	0	30	353	(142)	0	0	(142)	211	0	211
DUB	461	466	0	927	(1,353)	0	0	(1,353)	(426)	471	45
FAR	737	0	0	737	(361)	0	0	(361)	376	(300)	76
GLM	2,418	0	0	2,418	(8,314)	(41)	0	(8,355)	(5,937)	5,513	(424)
GST	0	0	638	638	0	0	(4)	(4)	634	(860)	(226)
IND	891	0	0	891	(7)	0	0	(7)	884	(990)	(106)
JPM	1,091	0	0	1,091	(2,355)	0	0	(2,355)	(1,264)	1,048	(216)
MBC	360	0	0	360	(280)	0	0	(280)	80	0	80
MYC	0	730	107	837	0	0	(35)	(35)	802	(920)	(118)
MYI	14	0	0	14	0	(154)	0	(154)	(140)	73	(67)
NGF	0	3	0	3	0	0	0	0	3	0	3
SCX	1,044	0	0	1,044	(175)	0	0	(175)	869	(860)	9
SOG	127	0	0	127	(425)	0	0	(425)	(298)	281	(17)
SSB	472	0	0	472	0	0	0	0	472	(330)	142
UAG	48	0	0	48	(25)	0	0	(25)	23	0	23
ULO	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)

Total Over the Counter	$10,127	$1,199	$865	$12,191	$(22,585)	$(208)	$(42)	$(22,835)

(l)

Securities with an aggregate market value of $13,455 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,777	$2,777
Swap Agreements	0	14	0	0	1,325	1,339

	$0	$14	$0	$0	$4,102	$4,116

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,127	$0	$10,127
Purchased Options	0	0	0	0	1,199	1,199
Swap Agreements	0	865	0	0	0	865

	$0	$865	$0	$10,127	$1,199	$12,191

	$0	$879	$0	$10,127	$5,301	$16,307

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,143	$1,143
Swap Agreements	0	0	0	0	812	812

	$0	$0	$0	$0	$1,955	$1,955

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,585	$0	$22,585
Written Options	0	0	0	155	53	208
Swap Agreements	0	42	0	0	0	42

	$0	$42	$0	$22,740	$53	$22,835

	$0	$42	$0	$22,740	$2,008	$24,790

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,547	$1,547
Futures	0	0	0	0	15,975	15,975
Swap Agreements	0	186	0	0	(736)	(550)

	$0	$186	$0	$0	$16,786	$16,972

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24,269)	$0	$(24,269)
Purchased Options	0	0	0	0	(4,496)	(4,496)
Written Options	0	38	0	0	7,803	7,841
Swap Agreements	0	1,915	0	0	0	1,915

	$0	$1,953	$0	$(24,269)	$3,307	$(19,009)

	$0	$2,139	$0	$(24,269)	$20,093	$(2,037)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(55,498)	$(55,498)
Swap Agreements	0	(282)	0	0	(2,165)	(2,447)

	$0	$(282)	$0	$0	$(57,663)	$(57,945)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,821)	$0	$(14,821)
Purchased Options	0	0	0	0	4,001	4,001
Written Options	0	0	0	(68)	(3,427)	(3,495)
Swap Agreements	0	24	0	0	0	24

	$0	$24	$0	$(14,889)	$574	$(14,291)

	$0	$(258)	$0	$(14,889)	$(57,089)	$(72,236)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,400	$1,400
Corporate Bonds & Notes
Banking & Finance	0	431,399	1,502	432,901
Industrials	0	170,736	2,424	173,160
Utilities	0	17,018	0	17,018
U.S. Government Agencies	0	2,000,032	0	2,000,032
U.S. Treasury Obligations	0	137,218	0	137,218
Non-Agency Mortgage-Backed Securities	0	236,596	61,199	297,795
Asset-Backed Securities
Automobile Sequential	0	17,437	0	17,437
CMBS Other	0	61,098	0	61,098
Credit Card Other	0	17,757	0	17,757
Finance Consumer Loans	0	392	0	392
Home Equity Other	0	11,891	0	11,891
Manufacturing House Sequential	0	18	0	18
Whole Loan Collateral	0	2,476	0	2,476
Other ABS	0	130,689	27,307	157,996
Sovereign Issues	0	189,053	0	189,053
Short-Term Instruments
Commercial Paper	599	150,155	0	150,754
Mutual Funds	937	0	0	937
Repurchase Agreements	0	294,400	0	294,400
U.S. Treasury Bills	0	537,577	0	537,577

	$1,536	$4,405,942	$93,832	$4,501,310

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$833,368	$0	$0	$833,368

Total Investments	$834,904	$4,405,942	$93,832	$5,334,678

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(415,298)	$0	$(415,298)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	3,855	0	3,873
Over the counter	0	12,191	0	12,191

	$18	$16,046	$0	$16,064

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(1,951)	0	(1,955)
Over the counter	0	(22,835)	0	(22,835)

	$(4)	$(24,786)	$0	$(24,790)

Total Financial Derivative Instruments	$14	$(8,740)	$0	$(8,726)

Totals	$834,918	$3,981,904	$93,832	$4,910,654

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,400	$0	$0	$0	$0	$0	$0	$1,400	$0
Corporate Bonds & Notes
Banking & Finance	1,506	0	0	0	0	(4)	0	0	1,502	(4)
Industrials	2,426	0	0	0	0	(2)	0	0	2,424	0
Non-Agency Mortgage-Backed Securities	0	57,996	0	0	0	3,203	0	0	61,199	3,203
Asset-Backed Securities
Other ABS	1,081	27,442	(608)	0	47	(103)	0	(552)	27,307	(136)

Totals	$5,013	$86,838	$(608)	$0	$47	$3,094	$0	$(552)	$93,832	$3,063

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,400	Discounted Cash Flow	Discount Rate	6.790	—
Corporate Bonds & Notes
Banking & Finance	1,502	Discounted Cash Flow	Discount Rate	4.775	—
Industrials	2,424	Discounted Cash Flow	Discount Rate	4.943-5.080	5.011
Non-Agency Mortgage-Backed Securities	61,199	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	23,402	Proxy pricing	Base Price	99.939-99.988	99.960
	3,905	Recent transaction	Purchase price	100.000	—

Total	$93,832

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Schedule of Investments	PIMCO Low Duration Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.1%

CORPORATE BONDS & NOTES 6.9%

BANKING & FINANCE 3.6%

American Honda Finance Corp.
4.269% due 12/11/2026 •	$300	$300
4.390% due 08/13/2027 •	600	600

Athene Global Funding
4.417% due 07/16/2026 •	700	700

Bank of America Corp.
4.623% due 05/09/2029 •	600	603

Citibank NA
4.876% due 11/19/2027 •	300	301

Corebridge Global Funding
4.550% due 01/09/2031	500	494

Goldman Sachs Group, Inc.
4.148% due 01/21/2029 •	500	497
4.153% due 10/21/2029 •	600	594

JPMorgan Chase & Co.
4.411% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	1,001
4.596% (SOFRRATE + 0.930%) due 07/22/2028 ~	600	601

MassMutual Global Funding II
4.000% due 01/22/2029	400	396

Morgan Stanley Bank NA
4.968% due 07/14/2028 •	300	302

Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •	700	698

Protective Life Global Funding
4.166% (SOFRRATE + 0.500%) due 07/22/2026 ~	400	400

RGA Global Funding
4.600% due 11/25/2030	200	198

Toyota Motor Credit Corp.
4.550% due 08/07/2026	300	300

Wells Fargo & Co.
4.970% due 04/23/2029 •	200	202
5.707% due 04/22/2028 •	800	810

Wells Fargo Bank NA
5.254% due 12/11/2026	800	806

		9,803

INDUSTRIALS 2.7%

AbbVie, Inc.
4.800% due 03/15/2027	1,000	1,005

American Airlines Pass-Through Trust
3.575% due 07/15/2029	822	811

Beignet Investor LLC
6.581% due 05/30/2049	450	463

BMW U.S. Capital LLC
4.750% due 03/21/2028	500	503
5.050% due 08/11/2028	400	405

Glencore Funding LLC
4.000% due 03/27/2027	600	598

Hyundai Capital America
1.800% due 01/10/2028	100	95
4.875% due 06/23/2027	300	301
5.300% due 03/19/2027	1,000	1,008

Mars, Inc.
4.450% due 03/01/2027	200	201

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028	450	453
4.900% due 11/15/2027	150	152

Philip Morris International, Inc.
4.125% due 04/28/2028	600	599

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	500	502
5.050% due 03/27/2028	400	403

		7,499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.6%

NextEra Energy Capital Holdings, Inc.
4.462% (SOFRINDX + 0.800%) due 02/04/2028 ~	$200	$200

Niagara Mohawk Power Corp.
4.278% due 12/15/2028	1,100	1,094

PacifiCorp
4.650% due 04/15/2029	100	100

Public Service Co. of Colorado
4.150% due 03/13/2029	200	200

		1,594

Total Corporate Bonds & Notes (Cost $18,944)		18,896

U.S. GOVERNMENT AGENCIES 34.1%

Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026	2,600	2,556
2.500% due 12/01/2032	325	314
3.000% due 01/01/2027 - 05/01/2029	21	20
3.500% due 05/01/2032	170	167
4.000% due 08/01/2048 - 08/01/2052	8,242	7,809
5.000% due 07/01/2053 - 08/01/2053	3,374	3,342
6.000% due 04/01/2055	720	748
6.797% due 07/01/2035 •	8	9

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.219% due 08/25/2027 •	90	90

Federal Home Loan Mortgage Corp. REMICS
0.000% due 05/15/2037 (b)(d)	27	25
2.663% due 04/15/2037 •(a)	412	41
4.146% due 07/15/2044 •	169	166
4.196% due 12/15/2042 •	221	218
4.337% due 07/15/2041 •	203	202
4.481% due 03/15/2050 •	373	368
4.507% due 05/15/2037 •	87	87
4.562% due 11/25/2055 •	481	483
4.581% due 12/15/2050 •	260	259
4.602% due 11/25/2054 •	361	363
4.612% due 03/25/2055 •	373	377
4.632% due 08/25/2054 •	443	446
4.642% due 08/25/2055 •	1,644	1,658
4.762% due 07/25/2055 •	435	437
4.812% due 03/25/2055 - 08/25/2055 •	731	737
4.862% due 08/25/2055 •	5,317	5,368
5.062% due 03/25/2055 •	301	304
5.500% due 01/25/2047	159	159

Federal Home Loan Mortgage Corp. STRIPS
3.621% due 08/15/2044 •	183	188

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 02/25/2045 •	147	143
6.500% due 07/25/2043	216	223

Federal National Mortgage Association
2.080% due 10/01/2026	200	198
2.500% due 11/01/2027 - 06/01/2028	269	265
3.000% due 12/01/2026 - 04/01/2052	7,328	6,524
3.500% due 09/01/2035 - 11/01/2047	4,498	4,198
4.000% due 08/01/2048	268	258
4.430% due 08/01/2028	500	503
4.451% due 09/01/2028 •	2	2
4.500% due 08/01/2033 - 01/01/2036	736	730
5.000% due 06/01/2053	378	374
5.114% due 07/01/2042 •	14	14
5.164% due 09/01/2041 •	42	43
5.314% due 08/01/2030 •	20	20
5.750% due 01/01/2035 •	11	12
6.209% due 07/01/2035 •	2	2
6.232% due 11/01/2034 •	40	42
6.383% due 05/01/2038 •	66	69
6.811% due 06/01/2035 •	44	45

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association REMICS
2.000% due 06/25/2042 - 11/25/2046	$1,087	$1,025
2.474% due 01/25/2040 •(a)	483	44
4.196% due 03/25/2049 •	376	373
4.226% due 10/25/2030 •	5	5
4.481% due 01/25/2051 •	329	330
4.562% due 03/25/2055 •	397	399
4.822% due 03/25/2055 •	397	401
4.862% due 08/25/2055 •	2,578	2,604
5.162% due 12/25/2054 •	534	538

Federal National Mortgage Association REMICS Trust
4.668% due 12/25/2042 ~	22	22

Government National Mortgage Association
3.000% due 03/20/2030 - 06/20/2030	94	92
4.500% due 08/20/2048	768	756
5.375% due 07/20/2030 •	8	8
5.625% due 04/20/2027 - 05/20/2027 •	4	3

Government National Mortgage Association REMICS
4.257% due 06/20/2065 •	30	30
4.283% due 07/20/2067 •	182	182
4.323% due 02/20/2074 •	264	264
4.383% due 03/20/2065 •	352	352
4.413% due 03/20/2065 •	159	159
4.473% due 04/20/2072 •	492	495
4.553% due 10/20/2066 •	143	144
4.573% due 01/20/2073 - 08/20/2073 •	1,526	1,547
4.583% due 05/20/2066 - 07/20/2066 •	160	161
4.633% due 04/20/2066 •	181	182
4.673% due 05/20/2073 •	902	918
4.683% due 04/20/2066 - 09/20/2069 •	650	654
4.773% due 05/20/2073 •	1,007	1,031
4.823% due 05/20/2073 •	745	758
4.833% due 11/20/2072 •	483	494
4.843% due 11/20/2072 •	592	606
5.033% due 08/20/2070 •	1,119	1,140
5.173% due 08/20/2071 •	481	494
5.577% due 09/20/2067 •	616	625

Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2056	900	756
5.000% due 05/01/2056	19,900	19,603
5.500% due 05/01/2056	2,000	2,007
6.000% due 06/01/2056	13,600	13,843

Total U.S. Government Agencies (Cost $94,604)		93,651

U.S. TREASURY OBLIGATIONS 2.2%

U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	1,567	1,479
1.125% due 01/15/2033	2,729	2,630

U.S. Treasury Notes
4.875% due 04/30/2026	1,900	1,901

Total U.S. Treasury Obligations (Cost $5,985)		6,010

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%

280 Park Avenue Mortgage Trust
4.850% due 09/15/2034 •	900	896

Atrium Hotel Portfolio Trust
4.900% due 12/15/2036 •	743	734

BAMLL Commercial Mortgage Securities Trust
4.837% due 09/15/2038 •	900	867

Banc of America Funding Trust
5.243% due 05/25/2035 ~	72	69

BBCMS Mortgage Trust
3.662% due 04/15/2055 ~	1,700	1,569
4.970% due 07/15/2037 •	900	876

Bear Stearns ALT-A Trust
5.158% due 05/25/2035 ~	54	52

Bear Stearns ARM Trust
4.512% due 02/25/2036 ~	1	1
5.714% due 01/25/2034 ~	16	16

CHL Mortgage Pass-Through Trust
4.787% due 11/25/2034 ~	20	19

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.023% due 02/20/2035 ~	$2	$2
6.148% due 02/20/2036 •	143	135

Citigroup Mortgage Loan Trust, Inc.
5.750% due 09/25/2035 •	8	8
6.190% due 09/25/2035 •	4	4

CLNY Trust
5.163% due 11/15/2038 •	349	346

COMM Mortgage Trust
4.720% due 06/15/2034 •	900	867
5.087% due 12/15/2038 •	740	733

Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~	9	9

CSMC Trust
5.187% due 07/15/2038 •	100	89

DROP Mortgage Trust
4.937% due 10/15/2043 •	1,100	1,097

Government National Mortgage Association REMICS
4.373% due 10/20/2075 •	758	762
4.443% due 09/20/2075 •	1,738	1,754

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	709	591
3.000% due 09/25/2052 ~	791	687

GSR Mortgage Loan Trust
4.394% due 06/25/2034 ~	102	99
4.860% due 09/25/2035 ~	66	63

Impac CMB Trust
4.493% due 02/25/2036 •	156	151

JP Morgan Chase Commercial Mortgage Securities Trust
5.137% due 12/15/2036 •	900	414

MASTR Adjustable Rate Mortgages Trust
5.598% due 11/21/2034 ~	108	108

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.647% due 08/15/2032 •	188	188

Merrill Lynch Mortgage Investors Trust
5.135% due 02/25/2035 ~	35	34

New Orleans Hotel Trust
4.709% due 04/15/2032 •	900	891

OBX Trust
3.000% due 01/25/2052 ~	666	577
4.562% due 10/25/2051 •	749	701

One Market Plaza Trust
3.614% due 02/10/2032	1,315	1,267

Prime Mortgage Trust
4.193% due 02/25/2034 •	4	4

SFO Commercial Mortgage Trust
4.937% due 05/15/2038 •	1,900	1,898

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •	94	37
4.291% due 07/19/2035 •	14	14
4.551% due 05/19/2035 •	205	203

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	19	19
4.451% due 09/19/2032 •	4	4

UWM Mortgage Trust
4.612% due 12/25/2051 •	749	700

VNDO Trust
3.805% due 01/10/2035	300	300

WaMu Mortgage Pass-Through Certificates Trust
4.333% due 07/25/2045 •	21	21
4.333% due 12/25/2045 •	20	20
4.373% due 10/25/2045 •	13	12
4.929% due 01/25/2046 •	110	108
5.259% due 06/25/2042 •	5	5

Wells Fargo Mortgage-Backed Securities Trust
3.916% due 11/25/2048 ~	468	444

Total Non-Agency Mortgage-Backed Securities (Cost $21,551)		20,465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 2.2%

AUTOMOBILE ABS OTHER 0.1%

Chesapeake Funding II LLC
4.442% due 05/15/2036 •	$359	$360

AUTOMOBILE SEQUENTIAL 0.6%

Carvana Auto Receivables Trust
5.420% due 04/10/2028	156	156

Chesapeake Funding II LLC
5.520% due 05/15/2036	359	363

Ford Credit Auto Owner Trust
4.850% due 08/15/2035	500	505

GLS Auto Receivables Issuer Trust
4.040% due 11/15/2028	600	600

		1,624

CMBS OTHER 0.2%

MF1 LLC
5.827% due 06/19/2037 •	545	545

CREDIT CARD OTHER 0.4%

Synchrony Card Funding LLC
5.740% due 10/15/2029	1,000	1,009

HOME EQUITY OTHER 0.0%

Asset-Backed Securities Corp. Home Equity Loan Trust
5.437% due 03/15/2032 •	7	8

C-BASS Trust
3.913% due 11/25/2036 •	10	5

Fremont Home Loan Trust
3.913% due 01/25/2037 •	6	3

GSAMP Trust
3.933% due 12/25/2036 •	39	19

HSI Asset Loan Obligation Trust
3.913% due 12/25/2036 •	68	19

Securitized Asset-Backed Receivables LLC Trust
3.913% due 12/25/2036 •	77	16

		70

OTHER ABS 0.9%

Mosaic Solar Loan Trust
2.640% due 01/20/2053	556	487

Navient Private Education Loan Trust
5.237% due 07/16/2040 •	188	189

Pagaya AI Debt Trust
6.258% due 10/15/2031	128	128

SMB Private Education Loan Trust
3.940% due 02/16/2055	412	400
5.122% due 02/16/2055 •	412	416
5.670% due 11/15/2052	429	438

Stonepeak ABS
2.301% due 02/28/2033	274	268

		2,326

Total Asset-Backed Securities (Cost $6,104)		5,934

SHORT-TERM INSTRUMENTS 60.2%

COMMERCIAL PAPER 2.0%

CBRE Services, Inc.
3.970% due 06/12/2026	1,350	1,339

ERAC USA Finance LLC
4.000% due 04/17/2026	300	300
4.170% due 04/20/2026	450	449
4.170% due 04/23/2026	600	598

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JTI Financial Services North America LLC
3.880% due 05/04/2026	$1,350	$1,345

S&P Global, Inc.
4.000% due 04/06/2026	1,350	1,349

		5,380

	SHARES
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (f)	424,389	424

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 43.2%
		118,500

U.S. TREASURY BILLS 14.9%
3.699% due 04/14/2026 - 07/30/2026 (c)(d)	$41,242	40,988

Total Short-Term Instruments (Cost $165,292)		165,292

Total Investments in Securities (Cost $312,480)		310,248

	SHARES
INVESTMENTS IN AFFILIATES 17.6%

SHORT-TERM INSTRUMENTS 17.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.6%

PIMCO Short Asset Portfolio	3,959,153	38,859

PIMCO Short-Term Floating NAV Portfolio III	972,545	9,472

Total Short-Term Instruments (Cost $47,684)		48,331

Total Investments in Affiliates (Cost $47,684)		48,331

Total Investments 130.7% (Cost $360,164)		$358,579

Financial Derivative Instruments (h)(i) 0.0% (Cost or Premiums, net $528)		116

Other Assets and Liabilities, net (30.7)%		(84,389)

Net Assets 100.0%		$274,306

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$51,100	U.S. Treasury Notes 4.125% due 03/31/2029	$(52,125)	$51,100	$51,100
	3.710	03/31/2026	04/01/2026	61,100	U.S. Treasury Notes 4.125% due 03/31/2029	(62,405)	61,100	61,106
SAL	3.670	04/01/2026	04/02/2026	100	U.S. Treasury Notes 3.625% due 03/31/2028	(102)	100	100
	3.720	03/31/2026	04/01/2026	6,200	U.S. Treasury Bills 0.000% due 04/28/2026	(6,327)	6,200	6,201

Total Repurchase Agreements						$(120,959)	$118,500	$118,507

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.0)%
Uniform Mortgage-Backed Security, TBA	3.000%	06/01/2040	$9,100	$(7,964)	$(7,981)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	5,200	(4,740)	(4,757)
Uniform Mortgage-Backed Security, TBA	4.000	06/11/2056	3,900	(3,716)	(3,672)

Total Short Sales (6.0)%				$(16,420)	$(16,410)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$112,206	$0	$0	$112,206	$(114,530)	$(2,324)
SAL	6,301	0	0	6,301	(6,429)	(128)

Total Borrowings and Other Financing Transactions	$118,507	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(2) at a weighted average interest rate of 4.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	3	$3	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	3	3	(1)	(1)

Total Written Options					$(2)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	1,200	$248,934	$(1,837)	$94	$0
U.S. Treasury 5-Year Note June Futures	06/2026	433	46,842	(628)	55	(1)
U.S. Treasury 10-Year Note June Futures	06/2026	47	5,219	(76)	11	0

				$(2,541)	$160	$(1)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	220	$(24,973)	$571	$0	$(65)

Total Futures Contracts				$(1,970)	$160	$(66)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.312%	$	100	$1	$(1)	$0	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		750	4	(2)	2	0	0

							$5	$(3)	$2	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	5.000%	Annual	07/10/2026	$	19,000	$355	$(158)	$197	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		6,100	(187)	(19)	(206)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		500	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		1,690	(30)	33	3	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		500	(10)	10	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		300	(7)	6	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		300	(7)	6	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		1,200	(28)	24	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		500	(12)	11	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,100	(28)	23	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		800	(21)	17	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		400	(10)	8	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		11,600	(3)	(31)	(34)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		4,380	408	59	467	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		100	(5)	4	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	(4)	4	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	(4)	4	0	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.532%	Annual	08/20/2034	$	70	$(1)	$3	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	1	3	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	2	7	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	1	3	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		300	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		5,000	107	155	262	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		225	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		600	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		175	6	4	10	0	0

							$508	$204	$712	$3	$(34)

Total Swap Agreements							$513	$201	$714	$3	$(34)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$160	$3	$163		$(2)	$(66)	$(34)	$(102)

Cash of $3,524 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	10,200	$8	$23

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	16,100	13	36

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	100	0	0

Total Purchased Options							$21	$59

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	200	$(1)	$0

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	200	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	400	(1)	(1)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	400	(1)	(2)

Total Written Options							$(4)	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(1)	$0	$(1)	$(1)	$0	$(1)
DUB	0	23	0	23	0	0	0	0	23	0	23
GLM	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
MYC	0	36	0	36	0	0	0	0	36	0	36

Total Over the Counter	$0	$59	$0	$59	$0	$(4)	$0	$(4)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$160	$160
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$0	$163	$163

Over the counter
Purchased Options	$0	$0	$0	$0	$59	$59

	$0	$0	$0	$0	$222	$222

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	66	66
Swap Agreements	0	0	0	0	34	34
	$0	$0	$0	$0	$102	$102

Over the counter
Written Options	$0	$0	$0	$0	$4	$4

	$0	$0	$0	$0	$106	$106

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)	March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$72	$72
Futures	0	0	0	0	812	812
Swap Agreements	0	5	0	0	(154)	(149)

	$0	$5	$0	$0	$730	$735

Over the counter
Purchased Options	$0	$0	$0	$0	$(233)	$(233)
Written Options	0	0	0	0	358	358

	$0	$0	$0	$0	$125	$125

	$0	$5	$0	$0	$855	$860

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,893)	$(2,893)
Swap Agreements	0	(3)	0	0	346	343

	$0	$(3)	$0	$0	$(2,547)	$(2,550)

Over the counter
Purchased Options	$0	$0	$0	$0	$207	$207
Written Options	0	0	0	0	(171)	(171)

	$0	$0	$0	$0	$36	$36

	$0	$(3)	$0	$0	$(2,511)	$(2,514)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,803	$0	$9,803
Industrials	0	7,499	0	7,499
Utilities	0	1,594	0	1,594
U.S. Government Agencies	0	93,651	0	93,651
U.S. Treasury Obligations	0	6,010	0	6,010
Non-Agency Mortgage-Backed Securities	0	20,465	0	20,465
Asset-Backed Securities
Automobile ABS Other	0	360	0	360
Automobile Sequential	0	1,624	0	1,624
CMBS Other	0	545	0	545
Credit Card Other	0	1,009	0	1,009
Home Equity Other	0	70	0	70
Other ABS	0	2,326	0	2,326
Short-Term Instruments
Commercial Paper	0	5,380	0	5,380
Mutual Funds	424	0	0	424
Repurchase Agreements	0	118,500	0	118,500
U.S. Treasury Bills	0	40,988	0	40,988

	$424	$309,824	$0	$310,248

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$48,331	$0	$0	$48,331

Total Investments	$48,755	$309,824	$0	$358,579

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,410)	$0	$(16,410)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	163	0	163
Over the counter	0	59	0	59

	$0	$222	$0	$222

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(102)	0	(102)
Over the counter	0	(4)	0	(4)

	$0	$(106)	$0	$(106)

Total Financial Derivative Instruments	$0	$116	$0	$116

Totals	$48,755	$293,530	$0	$342,285

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration ESG Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.6%

CORPORATE BONDS & NOTES 11.2%

BANKING & FINANCE 8.0%

American Express Co.
5.645% due 04/23/2027 •		$1,000	$1,001

Athene Global Funding
3.024% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	600	694

Bank of America Corp.
4.623% due 05/09/2029 •		$700	703

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		400	405

BPCE SA
6.612% due 10/19/2027 •		800	809

Citibank NA
4.876% due 11/19/2027 •		600	602

Cooperatieve Rabobank UA
4.273% (SOFRINDX + 0.620%) due 08/28/2026 ~		500	501

Corebridge Global Funding
4.550% due 01/09/2031		600	593

CTP NV
0.625% due 09/27/2026	EUR	1,100	1,257

Danske Bank AS
4.662% due 03/27/2029 •		$1,000	1,002

Deutsche Bank AG
4.999% due 09/11/2030 •		600	603

Equitable Financial Life Global Funding
1.300% due 07/12/2026		1,700	1,686

Goldman Sachs Bank USA
4.406% (SOFRRATE + 0.750%) due 05/21/2027 ~		800	800

Goldman Sachs Group, Inc.
4.148% due 01/21/2029 •		200	199
4.937% due 04/23/2028 •		800	804

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		183	182

JPMorgan Chase & Co.
5.571% due 04/22/2028 •		1,300	1,316
6.070% due 10/22/2027 •		1,000	1,010

KEB Hana Bank
5.375% due 04/23/2027		1,500	1,519

Lloyds Banking Group PLC
4.241% due 02/10/2030 •		700	693

Morgan Stanley
4.687% (SOFRRATE + 1.020%) due 04/13/2028 ~		800	803

Morgan Stanley Bank NA
5.016% due 01/12/2029 •		800	809

Norinchukin Bank
1.284% due 09/22/2026		2,200	2,168
5.094% due 10/16/2029		500	506
5.430% due 03/09/2028		600	610

Pacific Life Global Funding II
1.375% due 04/14/2026		1,900	1,898

Santander U.K. Group Holdings PLC
4.716% (SOFRINDX + 1.070%) due 09/22/2029 ~		300	300

Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028		400	408

Toronto-Dominion Bank
5.264% due 12/11/2026		1,200	1,208

Toyota Motor Credit Corp.
4.550% due 08/07/2026		200	200

UBS AG
4.302% due 03/16/2029 •		300	300

UBS Group AG
4.501% (SOFRRATE + 0.840%) due 04/10/2030 ~		800	793

			26,382

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 2.3%

Beignet Investor LLC
6.581% due 05/30/2049	$530	$545

BMW U.S. Capital LLC
4.750% due 03/21/2028	430	433
5.050% due 08/11/2028	670	679

Denso Corp.
4.420% due 09/11/2029	500	499

Global Payments, Inc.
4.500% due 11/15/2028	300	297

JSW Hydro Energy Ltd.
4.125% due 05/18/2031	765	700

NTT Finance Corp.
4.567% due 07/16/2027	200	201

Oracle Corp.
4.772% (SOFRINDX + 1.110%) due 02/04/2029 ~	800	793

Snam SpA
5.000% due 05/28/2030	700	707

Weir Group PLC
2.200% due 05/13/2026	2,500	2,492

		7,346

UTILITIES 0.9%

AES Corp.
5.450% due 06/01/2028	1,000	1,009

Constellation Energy Generation LLC
3.900% due 01/08/2028	200	199

ENEL Finance International NV
1.625% due 07/12/2026	1,500	1,489

NBN Co. Ltd.
4.000% due 10/01/2027	300	299

		2,996

Total Corporate Bonds & Notes (Cost $36,635)		36,724

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.3%

California Health Facilities Financing Authority Revenue Notes, Series 2020
1.168% due 06/01/2026	1,000	995

NEW YORK 0.3%

New York City, New York Housing Development Corp. Revenue Notes, Series 2021
1.023% due 05/01/2026	650	649
1.123% due 11/01/2026	250	246

		895

Total Municipal Bonds & Notes (Cost $1,900)		1,890

U.S. GOVERNMENT AGENCIES 27.6%

Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026	1,700	1,671
2.500% due 07/01/2050	1,395	1,187
3.000% due 01/01/2027	2	3
4.000% due 06/01/2048 - 10/01/2053	4,168	3,945
4.500% due 07/01/2053 - 10/01/2053	9,481	9,170
5.000% due 10/01/2033 - 10/01/2053	7,934	7,867
5.500% due 08/01/2053	723	729
6.368% due 08/01/2035 •	3	3
6.504% due 06/01/2035 •	7	7
6.797% due 07/01/2035 •	2	2

Federal Home Loan Mortgage Corp. Multiclass Certificates
0.826% due 02/25/2031	1,945	1,771

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.133% due 09/25/2030 ~(a)	$13,570	$538
2.875% due 04/25/2026	177	177
2.939% due 04/25/2029	1,900	1,828

Federal Home Loan Mortgage Corp. REMICS
4.196% due 12/15/2042 •	255	252
4.497% due 10/15/2037 •	16	16

Federal Home Loan Mortgage Corp. STRIPS
3.621% due 08/15/2044 •	86	88

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 02/25/2045 •	9	8
6.500% due 07/25/2043	27	27

Federal National Mortgage Association
3.000% due 12/01/2026 - 04/01/2052	7,948	7,076
4.000% due 08/01/2047 - 07/01/2053	1,862	1,768
4.378% due 08/01/2029 •	1	1
4.500% due 07/01/2053	5,345	5,177
5.000% due 04/01/2053 - 11/01/2053	16,871	16,708
5.114% due 07/01/2042 •	3	3
5.164% due 09/01/2041 •	8	8
5.647% due 11/01/2035 •	2	2
5.864% due 11/01/2034 •	1	1
5.893% due 02/01/2031 •	1	1
6.315% due 05/01/2035 •	1	1
6.472% due 08/01/2035 •	12	12

Federal National Mortgage Association REMICS
1.000% due 01/25/2043	3	3
3.500% due 02/25/2043 (a)	86	2
5.000% due 01/25/2040 - 07/25/2040	68	69
5.750% due 10/25/2035	2	2

Federal National Mortgage Association REMICS Trust
4.668% due 12/25/2042 ~	2	2

Federal National Mortgage Association Trust
4.132% due 09/25/2042 •	18	18

Government National Mortgage Association
3.500% due 05/20/2049 - 08/20/2049	1,371	1,272
4.000% due 06/20/2048	477	449
5.625% due 06/20/2027 - 02/20/2032 •	5	5

Government National Mortgage Association REMICS
4.082% due 10/20/2043 •	196	190
4.243% due 02/20/2067 •	60	60
4.247% due 04/20/2065 •	14	14
4.257% due 06/20/2065 •	15	15
4.283% due 07/20/2067 •	86	86
4.363% due 05/20/2066 •	1	1
4.383% due 04/20/2065 •	91	91
4.413% due 03/20/2065 •	152	152
4.433% due 11/20/2065 •	10	11
4.503% due 02/20/2066 •	13	13
4.553% due 10/20/2066 •	110	111
4.633% due 08/20/2073 •	625	635
4.833% due 11/20/2072 •	3,575	3,657
4.843% due 11/20/2072 •	4,110	4,207
5.227% due 06/20/2067 •	320	324

Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2056	10,264	9,017
4.000% due 04/01/2056	4,100	3,869
5.500% due 05/01/2056	1,800	1,806
6.000% due 06/01/2056	4,500	4,581

Total U.S. Government Agencies (Cost $90,860)		90,709

U.S. TREASURY OBLIGATIONS 1.5%

U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	2,351	2,218
1.125% due 01/15/2033	2,184	2,104
1.625% due 04/15/2030	715	723

Total U.S. Treasury Obligations (Cost $5,022)		5,045

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%

Banc of America Funding Trust
5.243% due 05/25/2035 ~		$32	$31

Banc of America Mortgage Trust
5.479% due 08/25/2034 ~		7	7
5.518% due 03/25/2033 ~		52	50

BBCCRE Trust
3.966% due 08/10/2033		2,200	2,057

Bear Stearns ALT-A Trust
4.718% due 09/25/2035 ~		5	3
5.158% due 05/25/2035 ~		10	9

Bear Stearns ARM Trust
5.714% due 01/25/2034 ~		3	2

Beast Mortgage Trust
4.837% due 03/15/2036 •		700	624

BSREP Commercial Mortgage Trust
4.737% due 08/15/2038 •		3,153	3,000

CHL Mortgage Pass-Through Trust
4.787% due 11/25/2034 ~		8	7
5.023% due 02/20/2035 ~		1	1
6.148% due 02/20/2036 •		23	21

Citigroup Mortgage Loan Trust, Inc.
3.863% due 01/25/2037 •		16	15
6.480% due 10/25/2035 •		1	1

DROP Mortgage Trust
4.937% due 10/15/2043 •		2,200	2,195

Eurosail-U.K. PLC
4.815% (SONIO/N + 1.069%) due 06/13/2045 ~	GBP	166	219

First Horizon Alternative Mortgage Securities Trust
5.316% due 01/25/2035 ~		$40	40

GMACM Mortgage Loan Trust
3.319% due 11/19/2035 ~		3	1

GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~		12	11
4.394% due 06/25/2034 ~		4	3
4.860% due 09/25/2035 ~		10	10

JP Morgan Chase Commercial Mortgage Securities Trust
4.797% due 06/15/2038 •		2,200	2,129

JP Morgan Mortgage Trust
5.750% due 01/25/2036		21	9

Morgan Stanley Capital I Trust
4.956% due 12/15/2038 •		1,100	1,066

One New York Plaza Trust
4.737% due 01/15/2036 •		2,077	2,006

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	5,100	3,519

Structured Adjustable Rate Mortgage Loan Trust
5.259% due 01/25/2035 •		$19	18
5.939% due 02/25/2034 ~		7	6

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •		34	13
4.291% due 07/19/2035 •		2	2
4.353% due 02/25/2036 •		6	5

SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,633
2.850% due 02/12/2041		300	264

VASA Trust
4.687% due 07/15/2039 •		2,900	2,850

WaMu Mortgage Pass-Through Certificates Trust
4.333% due 12/25/2045 •		4	4
4.373% due 10/25/2045 •		22	21
4.533% due 11/25/2034 •		13	13
5.259% due 06/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $22,668)			21,867

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 8.3%

AUTOMOBILE SEQUENTIAL 0.6%

FHF Issuer Trust
5.690% due 02/15/2030		$301	$303

FHF Trust
6.570% due 06/15/2028		94	95

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		500	501
5.570% due 09/25/2029		1,000	1,023

			1,922

CMBS OTHER 0.2%

Arbor Realty Commercial Real Estate Notes Ltd.
5.137% due 11/15/2036 •		458	459

MF1 Ltd.
4.874% due 10/16/2036 •		299	299

			758

HOME EQUITY OTHER 0.4%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.903% due 03/25/2035 •		551	545

Countrywide Asset-Backed Certificates Trust
4.533% due 12/25/2034 •		637	627

GE-WMC Mortgage Securities Trust
3.873% due 08/25/2036 •		2	1

Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 07/25/2036 •		8	3

NovaStar Mortgage Funding Trust
4.113% due 05/25/2036 •		25	24

Securitized Asset-Backed Receivables LLC Trust
3.913% due 12/25/2036 •		38	8

Structured Asset Investment Loan Trust
4.498% due 03/25/2034 •		30	32

			1,240

WHOLE LOAN COLLATERAL 0.0%

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.353% due 12/25/2035 •		15	15

OTHER ABS 7.1%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •		1,000	1,001

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •		700	700

Anchorage Capital CLO 20 Ltd.
4.768% due 01/20/2035 •		1,000	1,000

Arbour CLO VII DAC
3.330% due 12/15/2038 •	EUR	900	1,042

ARES European CLO XIV DAC
3.063% due 10/21/2034 •		204	236

Capital Four CLO IV DAC
3.175% due 04/15/2038 •		500	576

College Avenue Student Loans LLC
4.993% due 12/26/2047 •		$1,247	1,249

CVC Cordatus Loan Fund XXX DAC
3.229% due 05/15/2037 •	EUR	500	578

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		$1,452	1,128

GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027		869	871

Greywolf CLO III Ltd.
4.899% due 04/22/2033 •		328	328

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	900	$1,040

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		$700	700

Harvest CLO XVI DAC
3.336% due 10/15/2038 •	EUR	1,000	1,155

Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •		1,300	1,499

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		$677	535

Margay CLO II DAC
3.244% due 07/15/2037 •	EUR	1,000	1,153

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •		$3	4

Mosaic Solar Loan Trust
2.640% due 01/20/2053		1,358	1,191

Ocean Trails CLO X
4.972% due 10/15/2034 •		1,000	1,001

Palmer Square European Loan Funding DAC
2.954% due 08/15/2033 •	EUR	477	552

Service Experts Issuer LLC
2.670% due 02/02/2032		$251	247

Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		1,917	1,610

Sunnova Sol V Issuer LLC
5.400% due 04/30/2058		464	453

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		2,409	2,190

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		650	650

Trinitas CLO XIX Ltd.
4.778% due 10/20/2033 •		797	797

			23,486

Total Asset-Backed Securities (Cost $28,360)			27,421

SOVEREIGN ISSUES 0.4%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		1,000	1,044

Korea Housing Finance Corp.
4.875% due 08/27/2027		400	404

Total Sovereign Issues (Cost $1,394)			1,448

SHORT-TERM INSTRUMENTS 80.3%

REPURCHASE AGREEMENTS (f) 72.6%
			238,500

U.S. TREASURY BILLS 7.7%
3.700% due 04/23/2026 - 07/21/2026 (c)(d)		25,500	25,327

Total Short-Term Instruments (Cost $263,826)			263,827

Total Investments in Securities (Cost $450,665)			448,931

Total Investments 136.6% (Cost $450,665)			$448,931

Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $959)			463

Other Assets and Liabilities, net (36.7)%			(120,812)

Net Assets 100.0%			$328,582

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$109,500	U.S. Treasury Notes 4.125% due 03/31/2029	$(111,697)	$109,500	$109,500
	3.710	03/31/2026	04/01/2026	109,600	U.S. Treasury Notes 4.125% due 03/31/2029	(111,941)	109,600	109,611
	3.720	03/31/2026	04/01/2026	19,300	U.S. Treasury Notes 4.125% due 10/31/2029	(19,696)	19,300	19,302
SAL	3.670	04/01/2026	04/02/2026	100	U.S. Treasury Notes 3.625% due 03/31/2028	(102)	100	100

Total Repurchase Agreements						$(243,436)	$238,500	$238,513

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.8)%
Uniform Mortgage-Backed Security, TBA	2.500%	05/01/2056	$600	$(502)	$(504)
Uniform Mortgage-Backed Security, TBA	3.000	06/01/2040	10,264	(8,983)	(9,002)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2056	10,100	(8,977)	(8,873)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2056	700	(700)	(690)

Total Short Sales (5.8)%				$(19,162)	$(19,069)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$238,413	$0	$0	$238,413	$(243,334)	$(4,921)
SAL	100	0	0	100	(102)	(2)

Total Borrowings and Other Financing Transactions	$238,513	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(234) at a weighted average interest rate of 3.627%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	4	$4	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	4	4	(1)	(1)

Total Written Options					$(2)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2026	56	$15,726	$(51)	$0	$0
Euro-Bobl June Futures	06/2026	2	267	(5)	1	0
Euro-Bund June Futures	06/2026	2	290	(8)	2	0
U.S. Treasury 2-Year Note June Futures	06/2026	1,291	267,812	(1,977)	101	0
U.S. Treasury 5-Year Note June Futures	06/2026	609	65,881	(813)	72	(2)

				$(2,854)	$176	$(2)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2026	131	$(14,547)	$286	$0	$(31)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	272	(30,876)	705	0	(81)

				$991	$0	$(112)

Total Futures Contracts				$(1,863)	$176	$(114)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.312%	$100	$1	$(1)	$0	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303	800	2	0	2	0	0

						$3	$(1)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$100	$2	$0	$2	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	5,120	$(22)	$(196)	$(218)	$16	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(4)	(4)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	2,630,000	96	16	112	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		$7,100	(27)	(212)	(239)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,700	8	(30)	(22)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		400	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		300	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		200	0	0	0	0	0

48	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.677%	Annual	10/31/2030		$100	$0	$0	$0	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		800	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		300	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		740	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		400	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		13,400	(3)	(36)	(39)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		7,140	737	24	761	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		140	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		120	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		300	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		300	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		300	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		325	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		300	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		175	6	4	10	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	9,600	162	(412)	(250)	84	0
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	200	0	(2)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		90	0	5	5	0	(1)

							$940	$(808)	$132	$103	$(47)

Total Swap Agreements							$945	$(809)	$136	$103	$(47)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)		Total	Market Value		Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$190	$103	$293		$(2)		$(114)		$(47)	$(163)

Cash of $3,749 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $14 for closed futures is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	2,084		$1,522	$23	$0

BOA	04/2026	INR	13,913		148	1	0
	04/2026	PLN	111		30	0	0
	04/2026	THB	2,446		78	4	0
	04/2026		$2,150	INR	195,444	0	(85)
	04/2026		30	KRW	43,747	0	(1)
	06/2026	MXN	1,833		$102	1	0

BPS	04/2026	BRL	922		176	0	(2)
	04/2026	KRW	100,593		66	0	(1)
	04/2026	THB	11,132		346	8	0
	04/2026		$177	BRL	922	1	0
	04/2026		569	IDR	9,635,046	0	(2)
	04/2026		390	KRW	581,977	1	(3)
	04/2026		8	PLN	30	0	0
	04/2026		0	THB	3	0	0
	04/2026		219	TWD	7,006	0	(1)
	04/2026	ZAR	2,378		$140	0	0
	05/2026	INR	29,180		308	0	(1)
	05/2026	THB	2,167		66	0	0
	05/2026	TWD	4,253		132	0	(1)
	05/2026		$100	BRL	525	1	0
	05/2026		155	IDR	2,629,716	0	0
	06/2026		422		7,093,778	0	(4)

BRC	04/2026		8	PLN	29	0	0
	04/2026		177	SEK	1,606	0	(7)
	04/2026		192	ZAR	3,143	0	(7)

BSH	04/2026	JPY	126,102		$790	0	(5)
	04/2026		$261	GBP	196	0	(2)
	04/2026		1,529	NZD	2,648	0	(7)
	04/2026		95	PLN	343	0	(2)
	05/2026	GBP	196		$261	2	0
	05/2026	NZD	2,648		1,530	7	0
	05/2026		$790	JPY	125,722	5	0

CBK	04/2026	CNH	170		$25	0	0
	04/2026	EUR	55		63	0	(1)
	04/2026	GBP	55		73	1	0
	04/2026	INR	106,185		1,136	15	0
	04/2026	SEK	560		60	1	0
	04/2026		$1,136	INR	106,362	2	(7)
	04/2026		30	PLN	106	0	(1)
	04/2026		0	THB	2	0	0
	06/2026	IDR	503,942		$30	0	0
	06/2026		$90	IDR	1,515,972	0	(1)

DUB	04/2026	INR	39,443		$418	2	(1)
	04/2026		$1,600	AUD	2,333	9	0
	04/2026		447	INR	42,255	3	(1)
	04/2026		1,885	SGD	2,408	0	(12)
	04/2026		135	THB	4,408	0	(1)
	05/2026	AUD	2,333		$1,600	0	(9)
	05/2026	SGD	2,402		1,885	12	0
	06/2026	THB	4,399		135	1	0

FAR	04/2026	AUD	838		594	16	0
	04/2026	CHF	23		29	0	0
	04/2026	GBP	141		191	4	0
	04/2026	JPY	157,008		984	0	(6)
	04/2026		$30	CHF	23	0	(1)
	04/2026		315	JPY	49,185	0	(5)
	04/2026		9	PLN	33	0	0
	04/2026		10	SGD	13	0	0

50	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	SGD	13		$10	$0	$0
	05/2026		$29	CHF	23	0	0
	05/2026		984	JPY	156,534	6	0

GLM	04/2026	BRL	11,049		$2,081	0	(52)
	04/2026	INR	2,721		30	1	0
	04/2026		$2,050	BRL	11,049	83	0
	04/2026		12	IDR	210,140	0	0
	04/2026		75	THB	2,461	0	0
	06/2026	IDR	1,340,204		$79	1	0
	06/2026	MXN	431		24	0	0
	06/2026	THB	2,457		75	0	0
	06/2026		$1,992	BRL	10,727	52	0
	06/2026		1,978	MXN	34,501	0	(65)

IND	04/2026	EUR	8,079		$9,540	202	0

JPM	04/2026	INR	22,015		234	2	0
	04/2026	KRW	57,555		39	1	0
	04/2026	PLN	260		70	0	0
	04/2026	SGD	2,421		1,921	38	0
	04/2026		$234	INR	22,053	1	0
	04/2026		1,324	PLN	4,795	0	(32)
	04/2026		435	ZAR	7,266	0	(6)
	04/2026	ZAR	2,385		$140	0	0
	06/2026	MXN	932		52	0	0

MBC	04/2026	AUD	144		100	1	0
	04/2026	JPY	69,972		438	0	(3)
	04/2026	KRW	1,774,168		1,212	33	0
	04/2026	NOK	94		10	0	0
	04/2026	THB	4,676		147	5	0
	04/2026		$343	JPY	53,251	0	(7)
	04/2026		55	NOK	543	1	0
	05/2026	NOK	543		$55	0	(1)
	05/2026		$438	JPY	69,760	3	0
	05/2026		80	KRW	122,308	1	0
	05/2026		34	THB	1,046	0	(2)
	06/2026	MXN	236		$13	0	0

MYI	04/2026	PLN	106		30	1	0
	05/2026	NOK	195		20	0	0

NGF	04/2026		449		47	0	0

SCX	04/2026	NZD	2,648		1,583	62	0
	04/2026	THB	371		12	0	0
	04/2026		$1,507	CAD	2,087	0	(7)
	04/2026		248	JPY	38,682	0	(4)
	04/2026		190	TWD	6,075	0	(1)
	05/2026	CAD	2,084		$1,507	7	0

SOG	04/2026	EUR	396		469	11	0
	04/2026	SEK	1,047		110	0	(1)
	04/2026		$9,844	EUR	8,530	16	0
	04/2026		1,371	JPY	213,356	0	(27)
	05/2026	EUR	8,530		$9,860	0	(15)
	05/2026		$110	SEK	1,046	1	0

SSB	04/2026	AUD	1,351		$961	29	0

UAG	04/2026	PLN	177		48	0	0
	04/2026		$66	PLN	239	0	(2)
	06/2026	MXN	300		$17	0	0

Total Forward Foreign Currency Contracts						$678	$(402)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	12,000	$10	$27

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	18,800	14	42

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	100	0	0

Total Purchased Options							$24	$69

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Call - OTC USD versus JPY	JPY	157.700	04/24/2026	815	$ (5)	$ (10)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695%	04/27/2026	400	$(2)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	400	(1)	(1)

							$(3)	$(2)

Total Written Options							$(8)	$(12)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$23	$0	$0	$23	$0	$0	$0	$0	$23	$0	$23
BOA	6	0	0	6	(86)	0	0	(86)	(80)	0	(80)
BPS	11	0	0	11	(15)	0	0	(15)	(4)	0	(4)
BRC	0	0	0	0	(14)	0	0	(14)	(14)	0	(14)
BSH	14	0	0	14	(16)	0	0	(16)	(2)	0	(2)
CBK	19	0	0	19	(10)	0	0	(10)	9	0	9
DUB	27	27	0	54	(24)	0	0	(24)	30	0	30
FAR	26	0	0	26	(12)	0	0	(12)	14	0	14
GLM	137	0	0	137	(117)	(2)	0	(119)	18	0	18
IND	202	0	0	202	0	0	0	0	202	(290)	(88)
JPM	42	0	0	42	(38)	0	0	(38)	4	0	4
MBC	44	0	0	44	(13)	0	0	(13)	31	0	31
MYC	0	42	0	42	0	0	0	0	42	0	42
MYI	1	0	0	1	0	(10)	0	(10)	(9)	0	(9)
SCX	69	0	0	69	(12)	0	0	(12)	57	0	57
SOG	28	0	0	28	(43)	0	0	(43)	(15)	0	(15)
SSB	29	0	0	29	0	0	0	0	29	0	29
UAG	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

Total Over the Counter	$678	$69	$0	$747	$(402)	$(12)	$0	$(414)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

52	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$190	$190
Swap Agreements	0	0	0	0	103	103

	$0	$0	$0	$0	$293	$293

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$678	$0	$678
Purchased Options	0	0	0	0	69	69

	$0	$0	$0	$678	$69	$747

	$0	$0	$0	$678	$362	$1,040

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	114	114
Swap Agreements	0	0	0	0	47	47

	$0	$0	$0	$0	$163	$163

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$402	$0	$402
Written Options	0	0	0	10	2	12

	$0	$0	$0	$412	$2	$414

	$0	$0	$0	$412	$165	$577

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$85	$85
Futures	0	0	0	0	514	514
Swap Agreements	0	5	0	0	173	178

	$0	$5	$0	$0	$772	$777

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,854)	$0	$(1,854)
Purchased Options	0	0	0	0	(240)	(240)
Written Options	0	2	0	0	406	408

	$0	$2	$0	$(1,854)	$166	$(1,686)

	$0	$7	$0	$(1,854)	$938	$(909)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,799)	$(2,799)
Swap Agreements	0	(2)	0	0	(456)	(458)

	$0	$(2)	$0	$0	$(3,255)	$(3,257)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$474	$0	$474
Purchased Options	0	0	0	0	220	220
Written Options	0	0	0	(4)	(183)	(187)

	$0	$0	$0	$470	$37	$507

	$0	$(2)	$0	$470	$(3,218)	$(2,750)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$26,382	$0	$26,382
Industrials	0	7,346	0	7,346
Utilities	0	2,996	0	2,996
Municipal Bonds & Notes
California	0	995	0	995
New York	0	895	0	895
U.S. Government Agencies	0	90,709	0	90,709
U.S. Treasury Obligations	0	5,045	0	5,045
Non-Agency Mortgage-Backed Securities	0	18,348	3,519	21,867
Asset-Backed Securities
Automobile Sequential	0	1,922	0	1,922
CMBS Other	0	758	0	758
Home Equity Other	0	1,240	0	1,240
Whole Loan Collateral	0	15	0	15
Other ABS	0	23,486	0	23,486
Sovereign Issues	0	1,448	0	1,448
Short-Term Instruments
Repurchase Agreements	0	238,500	0	238,500
U.S. Treasury Bills	0	25,327	0	25,327

Total Investments	$0	$445,412	$3,519	$448,931

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,069)	$0	$(19,069)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	276	0	279
Over the counter	0	747	0	747

	$3	$1,023	$0	$1,026

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(163)	0	(163)
Over the counter	0	(414)	0	(414)

	$0	$(577)	$0	$(577)

Total Financial Derivative Instruments	$3	$446	$0	$449

Totals	$3	$426,789	$3,519	$430,311

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$3,335	$0	$0	$0	$184	$0	$0	$3,519	$184
Asset-Backed Securities
Other ABS	1,081	0	(608)	0	46	32	0	(551)	0	0

Totals	$1,081	$3,335	$(608)	$0	$46	$216	$0	$(551)	$3,519	$184

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$3,519	Recent Transaction	Purchase Price	100.000	—

Total	$3,519

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

54	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Short Asset Investment Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.7%

CORPORATE BONDS & NOTES 51.3%

BANKING & FINANCE 31.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$11,090	$10,970
6.100% due 01/15/2027	9,423	9,528
6.450% due 04/15/2027	400	408

Air Lease Corp.
1.875% due 08/15/2026	6,859	6,790
2.200% due 01/15/2027	5,837	5,730
3.750% due 06/01/2026	1,430	1,428

American Express Co.
4.312% (SOFRINDX + 0.650%) due 11/04/2026 ~	17,358	17,389
4.635% (SOFRINDX + 0.970%) due 07/28/2027 ~	1,920	1,922

American Honda Finance Corp.
4.210% due 05/11/2026 •	132	132
4.269% due 12/11/2026 •	6,000	5,991
4.273% due 10/06/2026 •	2,800	2,800
4.309% due 05/20/2026 •	1,296	1,296
4.379% due 03/08/2027 •	15,565	15,569
4.398% (SOFRINDX + 0.720%) due 10/05/2026 ~	358	358

American Tower Corp.
1.450% due 09/15/2026	2,423	2,392
1.600% due 04/15/2026	4,603	4,598
2.750% due 01/15/2027	1,373	1,356
3.125% due 01/15/2027	5,900	5,837
3.375% due 10/15/2026	1,149	1,142
3.650% due 03/15/2027	1,021	1,014

Aozora Bank Ltd.
5.900% due 09/08/2026	3,290	3,311

Athene Global Funding
4.341% due 08/10/2026 •	1,667	1,668
4.417% due 07/16/2026 •	11,643	11,650
4.500% (SOFRINDX + 0.830%) due 01/07/2027 ~	16,600	16,599

Aviation Capital Group LLC
1.950% due 09/20/2026	180	178

Avolon Holdings Funding Ltd.
3.250% due 02/15/2027	2,600	2,571
4.250% due 04/15/2026	9,615	9,615

Bank of America Corp.
1.734% due 07/22/2027 •	11,800	11,702
3.559% due 04/23/2027 •	5,300	5,297
4.636% (SOFRRATE + 0.970%) due 07/22/2027 ~	1,858	1,860
4.997% (SOFRRATE + 1.350%) due 09/15/2027 ~	3,176	3,188

Bank of Montreal
4.268% (SOFRINDX + 0.620%) due 09/15/2026 ~	5,550	5,556
4.529% (SOFRINDX + 0.880%) due 09/10/2027 ~	1,715	1,717

Bank of New York Mellon
4.377% (SOFRINDX + 0.710%) due 04/20/2027 ~	712	712

Banque Federative du Credit Mutuel SA
5.068% (SOFRINDX + 1.400%) due 07/13/2026 ~	7,657	7,680

Barclays PLC
2.279% due 11/24/2027 •	13,775	13,568
5.528% (SOFRRATE + 1.880%) due 09/13/2027 ~	4,688	4,707

BNP Paribas SA
2.591% due 01/20/2028 •	3,800	3,742

BPCE SA
5.203% due 01/18/2027	900	906

Canadian Imperial Bank of Commerce
1.150% due 07/08/2026	3,700	3,671
4.579% (SOFRINDX + 0.930%) due 09/11/2027 ~	7,487	7,494

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.587% (SOFRRATE + 0.940%) due 06/28/2027 ~	$3,200	$3,217
4.899% (SOFRRATE + 1.220%) due 10/02/2026 ~	13,400	13,443

Citigroup, Inc.
1.462% due 06/09/2027 •	10,400	10,340
3.887% due 01/10/2028 •	3,500	3,484

CNH Industrial Capital LLC
1.450% due 07/15/2026	2,795	2,770

CNO Global Funding
1.750% due 10/07/2026	1,300	1,284

Corebridge Global Funding
5.350% due 06/24/2026	530	531

Credit Agricole SA
4.968% (SOFRRATE + 1.290%) due 07/05/2026 ~	3,405	3,413

Crown Castle, Inc.
1.050% due 07/15/2026	8,324	8,245
3.700% due 06/15/2026	782	781

CubeSmart LP
3.125% due 09/01/2026	3,002	2,987

Deutsche Bank AG
5.706% due 02/08/2028 •	9,164	9,242
7.146% due 07/13/2027 •	3,725	3,750

Equinix, Inc.
1.450% due 05/15/2026	2,950	2,941
2.900% due 11/18/2026	213	211

Equitable America Global Funding
4.358% (SOFRRATE + 0.710%) due 09/15/2027 ~	3,300	3,306

Equitable Financial Life Global Funding
1.300% due 07/12/2026	2,424	2,404

F&G Global Funding
1.750% due 06/30/2026	15,480	15,368

Federation des Caisses Desjardins du Quebec
4.296% (SOFRRATE + 0.630%) due 01/27/2027 ~	12,000	12,014

Ford Motor Credit Co. LLC
4.271% due 01/09/2027	19,485	19,400
4.542% due 08/01/2026	6,400	6,392
5.125% due 11/05/2026	220	221

General Motors Financial Co., Inc.
1.500% due 06/10/2026	517	514
4.350% due 01/17/2027	18,423	18,401

Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •	13,970	13,747
4.469% (SOFRRATE + 0.820%) due 09/10/2027 ~	5,000	5,002
5.683% (US0003M + 1.750%) due 10/28/2027 ~	1,061	1,069

HSBC Holdings PLC
4.041% due 03/13/2028 •	14,300	14,236

HSBC USA, Inc.
4.612% (SOFRRATE + 0.960%) due 03/04/2027 ~	200	201

ING Groep NV
1.726% due 04/01/2027 •	12,400	12,400
4.696% due 04/01/2027 •	1,500	1,500

Jackson National Life Global Funding
3.050% due 04/29/2026	14,044	14,030
5.600% due 04/10/2026	970	970

John Deere Capital Corp.
4.441% due 06/08/2026 •	171	171

JPMorgan Chase & Co.
1.470% due 09/22/2027 •	5,800	5,721
1.578% due 04/22/2027 •	13,400	13,379
4.551% (SOFRRATE + 0.885%) due 04/22/2027 ~	5,068	5,070
4.866% (SOFRRATE + 1.200%) due 01/23/2028 ~	2,000	2,009

Lloyds Banking Group PLC
3.750% due 01/11/2027	690	687
3.750% due 03/18/2028 •	9,400	9,339
5.222% (SOFRINDX + 1.560%) due 08/07/2027 ~	400	401

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.985% due 08/07/2027 •	$11,459	$11,514

Macquarie Bank Ltd.
4.849% (SOFRRATE + 1.200%) due 12/07/2026 ~	955	960

MassMutual Global Funding II
4.435% due 01/29/2027 •	400	401

Morgan Stanley
1.593% due 05/04/2027 •	18,302	18,251

Morgan Stanley Bank NA
4.352% (SOFRRATE + 0.685%) due 10/15/2027 ~	1,000	999
4.830% (SOFRRATE + 1.165%) due 10/30/2026 ~	2,573	2,584

National Securities Clearing Corp.
4.227% (SOFRRATE + 0.570%) due 05/20/2027 ~	500	501

NatWest Group PLC
1.642% due 06/14/2027 •	8,100	8,051

NatWest Markets PLC
4.407% (SOFRRATE + 0.760%) due 09/29/2026 ~	6,144	6,153

New York Life Global Funding
4.199% (SOFRRATE + 0.550%) due 06/11/2027 ~	12,300	12,317

Nomura Holdings, Inc.
1.653% due 07/14/2026	4,479	4,447
2.329% due 01/22/2027	4,800	4,721

ORIX Corp.
3.950% due 01/19/2027	300	299

Pacific Life Global Funding II
4.142% (SOFRRATE + 0.480%) due 02/04/2027 ~	2,000	2,000
4.266% (SOFRRATE + 0.600%) due 01/27/2028 ~	10,000	10,001

Royal Bank of Canada
4.124% (SOFRINDX + 0.460%) due 08/03/2026 ~	31,851	31,867
4.236% (SOFRINDX + 0.570%) due 04/27/2026 ~	3,311	3,312
4.456% (SOFRINDX + 0.790%) due 07/23/2027 ~	1,110	1,111

Sammons Financial Group Global Funding
4.504% due 09/02/2027 •	3,400	3,415

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	8,609	8,556
2.469% due 01/11/2028 •	1,250	1,230

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	900	888

Societe Generale SA
2.797% due 01/19/2028 •	1,500	1,479
5.250% due 02/19/2027	5,300	5,334

Standard Chartered PLC
5.603% (SOFRRATE + 1.930%) due 07/06/2027 ~	1,900	1,907

Sumitomo Mitsui Financial Group, Inc.
4.969% (SOFRRATE + 1.300%) due 07/13/2026 ~	795	797

Sumitomo Mitsui Trust Bank Ltd.
4.798% (SOFRRATE + 1.150%) due 09/14/2026 ~	1,270	1,274

Svenska Handelsbanken AB
4.898% due 06/15/2026 •	8,450	8,468
4.898% (SOFRRATE + 1.250%) due 06/15/2026 ~	500	501

Swedbank AB
5.028% due 06/15/2026 •	2,450	2,454

Synchrony Financial
3.700% due 08/04/2026	158	158

Temasek Financial I Ltd.
4.040% (SOFRRATE + 0.380%) due 08/20/2027 ~	10,000	10,017

Toronto-Dominion Bank
2.800% due 03/10/2027	761	751
5.532% due 07/17/2026	800	803

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	55

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Motor Credit Corp.
4.060% due 06/09/2027 •	$14,200	$14,199
4.110% (SOFRRATE + 0.450%) due 05/15/2026 ~	192	192
4.431% (SOFRRATE + 0.770%) due 08/07/2026 ~	168	168

U.S. Bank NA
4.507% due 10/22/2027 •	5,926	5,931

UBS AG
4.160% (SOFRRATE + 0.500%) due 05/17/2027 ~	3,500	3,499
7.750% due 09/01/2026	375	379

UBS Group AG
4.125% due 04/15/2026	9,852	9,852
4.703% due 08/05/2027 •	1,810	1,811

WEA Finance LLC
2.875% due 01/15/2027	2,500	2,470

Wells Fargo & Co.
3.526% due 03/24/2028 •	4,100	4,067
4.900% due 01/24/2028 •	14,100	14,153

Wells Fargo Bank NA
4.721% (SOFRRATE + 1.060%) due 08/07/2026 ~	405	406

Weyerhaeuser Co.
4.750% due 05/15/2026	969	969

WP Carey, Inc.
4.250% due 10/01/2026	300	300

		684,550

INDUSTRIALS 15.3%

Alcon Finance Corp.
2.750% due 09/23/2026	7,200	7,143

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ	7,500	7,507

Amazon.com, Inc.
4.088% (SOFRRATE + 0.440%) due 03/13/2028 ~	10,000	9,998

Amcor Finance USA, Inc.
3.625% due 04/28/2026	21,200	21,189

American Airlines Pass-Through Trust
3.700% due 04/01/2028	1,625	1,619

AutoZone, Inc.
3.125% due 04/21/2026	1,482	1,481
5.050% due 07/15/2026	184	184

Bacardi Ltd.
2.750% due 07/15/2026	1,500	1,493

Bayer U.S. Finance LLC
6.125% due 11/21/2026	2,300	2,321

BMW U.S. Capital LLC
4.229% (SOFRINDX + 0.550%) due 04/02/2026 ~	9,645	9,645
4.426% (SOFRINDX + 0.780%) due 03/19/2027 ~	7,080	7,098
4.460% (SOFRINDX + 0.800%) due 08/13/2026 ~	4,503	4,507

Boeing Co.
2.700% due 02/01/2027	329	325
2.800% due 03/01/2027	2,704	2,663

Bunge Ltd. Finance Corp.
2.000% due 04/21/2026	7,000	6,990
3.250% due 08/15/2026	137	136

Campbell’s Co.
5.200% due 03/19/2027	5,722	5,754

Conagra Brands, Inc.
5.300% due 10/01/2026	3,000	3,014

Constellation Brands, Inc.
3.700% due 12/06/2026	7,446	7,415

Cox Communications, Inc.
3.350% due 09/15/2026	11,792	11,739

Danone SA
2.947% due 11/02/2026	2,000	1,987

Diamondback Energy, Inc.
5.200% due 04/18/2027	2,000	2,016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Element Fleet Management Corp.
6.271% due 06/26/2026	$4,308	$4,319

Enbridge, Inc.
4.250% due 12/01/2026	200	200

Energy Transfer LP
3.900% due 07/15/2026	12,997	12,984
4.400% due 03/15/2027	760	760
6.050% due 12/01/2026	1,241	1,253

ERAC USA Finance LLC
3.300% due 12/01/2026	1,617	1,607

FedEx Corp.
3.250% due 04/01/2026	709	709

Fiserv, Inc.
3.200% due 07/01/2026	455	454
5.150% due 03/15/2027	2,000	2,010

General Electric Co.
4.305% (US0003M + 0.380%) due 05/05/2026 ~	6,834	6,833

Georgia-Pacific LLC
0.950% due 05/15/2026	315	314

Glencore Funding LLC
1.625% due 04/27/2026	100	100

Global Payments, Inc.
2.150% due 01/15/2027	2,600	2,553

HCA, Inc.
4.500% due 02/15/2027	1,796	1,796
5.250% due 06/15/2026	1,411	1,412

Hyundai Capital America
1.500% due 06/15/2026	3,100	3,081
3.000% due 02/10/2027	2,091	2,064
4.686% (SOFRRATE + 1.040%) due 03/19/2027 ~	889	893
4.687% (SOFRRATE + 1.040%) due 06/24/2027 ~	5,593	5,608
4.850% due 03/25/2027	800	803
5.169% (SOFRRATE + 1.500%) due 01/08/2027 ~	1,307	1,316
5.650% due 06/26/2026	735	737

Hyundai Capital Services, Inc.
5.125% due 02/05/2027	5,000	5,026

Illumina, Inc.
4.650% due 09/09/2026	4,000	4,001

Imperial Brands Finance PLC
3.500% due 07/26/2026	2,534	2,527

Intel Corp.
2.600% due 05/19/2026	2,000	1,995

Keurig Dr. Pepper, Inc.
4.240% (SOFRRATE + 0.580%) due 11/15/2026 ~	6,000	5,991
5.100% due 03/15/2027	6,155	6,181

Kia Corp.
3.250% due 04/21/2026	1,350	1,349

Kraft Heinz Foods Co.
3.000% due 06/01/2026	9,166	9,144

Kubota Credit Corp. USA
4.958% due 05/31/2026	4,560	4,568

Lowe’s Cos., Inc.
2.500% due 04/15/2026	688	688

Marathon Petroleum Corp.
5.125% due 12/15/2026	7,700	7,726

Marriott International, Inc.
5.450% due 09/15/2026	1,100	1,104

Mars, Inc.
0.875% due 07/16/2026	123	122

Marvell Technology, Inc.
1.650% due 04/15/2026	2,256	2,254

Mercedes-Benz Finance North America LLC
4.296% (SOFRRATE + 0.630%) due 07/31/2026 ~	9,165	9,173
4.800% due 01/11/2027	3,760	3,775

Molson Coors Beverage Co.
3.000% due 07/15/2026	11,627	11,584

NTT Finance Corp.
1.162% due 04/03/2026	21,552	21,548

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026	$3,120	$3,116

Penske Truck Leasing Co. LP/PTL Finance Corp.
3.400% due 11/15/2026	7,385	7,333
4.200% due 04/01/2027	2,595	2,589
5.350% due 01/12/2027	3,455	3,474
5.750% due 05/24/2026	6,313	6,318

Rogers Communications, Inc.
3.200% due 03/15/2027	1,200	1,185

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	1,859	1,863

Spectra Energy Partners LP
3.375% due 10/15/2026	2,650	2,637

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	6,496	6,490

Telefonica Emisiones SA
4.103% due 03/08/2027	9,200	9,164

UnitedHealth Group, Inc.
4.167% (SOFRRATE + 0.500%) due 07/15/2026 ~	2,445	2,447

Valero Energy Corp.
3.400% due 09/15/2026	1,500	1,494

VMware LLC
1.400% due 08/15/2026	3,300	3,266

Volkswagen Group of America Finance LLC
5.700% due 09/12/2026	17,200	17,293

Zimmer Biomet Holdings, Inc.
4.700% due 02/19/2027	200	201

		335,656

UTILITIES 4.8%

Black Hills Corp.
3.150% due 01/15/2027	1,823	1,809

CenterPoint Energy, Inc.
1.450% due 06/01/2026	3,396	3,380

Dominion Energy, Inc.
1.450% due 04/15/2026	7,432	7,423

DTE Energy Co.
2.850% due 10/01/2026	1,000	993

Emera U.S. Finance LP
3.550% due 06/15/2026	700	698

ENEL Finance International NV
1.625% due 07/12/2026	300	298

Entergy Corp.
2.950% due 09/01/2026	5,661	5,629

Eversource Energy
1.400% due 08/15/2026	14,360	14,202
5.000% due 01/01/2027	1,028	1,031

Exelon Corp.
3.400% due 04/15/2026	1,902	1,901

Fells Point Funding Trust
3.046% due 01/31/2027	14,471	14,311

Georgia Power Co.
3.928% (SOFRINDX + 0.280%) due 09/15/2026 ~	923	922

National Rural Utilities Cooperative Finance Corp.
4.091% (SOFRINDX + 0.430%) due 08/09/2027 ~	1,900	1,899
4.235% (SOFRRATE + 0.580%) due 11/22/2026 ~	8,000	8,009

New York State Electric & Gas Corp.
3.250% due 12/01/2026	4,306	4,275

ONEOK, Inc.
5.550% due 11/01/2026	2,900	2,917

PPL Capital Funding, Inc.
3.100% due 05/15/2026	1,283	1,281

Sempra
5.400% due 08/01/2026	1,600	1,603

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	3,010	3,002

Southern California Edison Co.
4.400% due 09/06/2026	1,100	1,100

56	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.900% due 06/01/2026	$17,400	$17,378

Southern Co. Gas Capital Corp.
3.250% due 06/15/2026	1,700	1,697

Southwestern Electric Power Co.
2.750% due 10/01/2026	1,995	1,979

Vistra Operations Co. LLC
5.050% due 12/30/2026	7,197	7,222

Xcel Energy, Inc.
3.350% due 12/01/2026	1,345	1,337

		106,296

Total Corporate Bonds & Notes (Cost $1,126,975)		1,126,502

U.S. GOVERNMENT AGENCIES 12.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.219% due 08/25/2027 •	1,792	1,791

Federal Home Loan Mortgage Corp. REMICS
1.000% due 09/15/2044 - 11/25/2050	17,093	14,818
4.087% due 04/15/2037 •	129	128
4.116% due 05/15/2038 •	329	319
4.117% due 07/15/2037 •	136	134
4.126% due 05/15/2041 •	315	311
4.136% due 06/15/2040 •	725	707
4.146% due 10/15/2037 •	3,851	3,780
4.187% due 03/15/2040 - 11/15/2043 •	197	196
4.237% due 06/15/2049 •	1,747	1,712
4.287% due 08/15/2041 •	6	6
4.307% due 12/15/2041 •	178	177
4.337% due 09/15/2037 - 11/15/2041 •	312	311
4.367% due 07/15/2037 •	283	282
4.387% due 11/15/2037 •	34	34
4.632% due 08/25/2054 •	6,849	6,895
4.642% due 02/25/2055 •	4,005	4,033
4.662% due 09/25/2054 - 02/25/2055 •	17,013	17,163
4.737% due 01/15/2032 •	68	69
4.762% due 11/25/2054 •	14,428	14,477
4.787% due 01/15/2039 •	19	19
5.283% due 05/15/2033 •	64	66

Federal National Mortgage Association
6.383% due 05/01/2038 •	1,501	1,561

Federal National Mortgage Association REMICS
4.076% due 04/25/2036 - 06/25/2042 •	620	612
4.126% due 07/25/2036 - 06/25/2043 •	111	110
4.146% due 11/25/2044 - 09/25/2055 •	8,777	8,694
4.176% due 02/25/2042 •	197	196
4.196% due 09/25/2049 •	2,963	2,893
4.226% due 08/25/2049 •	211	207
4.246% due 08/25/2050 •	1,415	1,400
4.276% due 02/25/2042 •	155	154
4.296% due 03/25/2042 •	24	24
4.316% due 07/25/2037 •	29	29
4.326% due 10/25/2041 •	50	50
4.596% due 05/25/2050 •	3,869	3,858
4.632% due 08/25/2054 •	5,039	5,066

Government National Mortgage Association
6.001% due 06/20/2071 •	2,153	2,202

Government National Mortgage Association REMICS
3.680% due 02/20/2071 •	977	973
3.700% due 05/20/2067 •	15	15
3.950% due 08/20/2069 •	26	26
4.100% due 04/20/2037 •	269	267
4.183% due 12/20/2060 - 10/20/2069 •	1,116	1,113
4.202% due 07/20/2043 •	254	254
4.213% due 10/20/2064 •	274	273
4.233% due 12/20/2068 - 07/20/2070 •	953	947
4.240% due 06/20/2049 •	3,643	3,588

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 05/20/2049 •	$1,175	$1,156
4.253% due 08/20/2065 •	130	130
4.263% due 03/20/2061 •	25	25
4.273% due 02/20/2061 •	12	12
4.283% due 12/20/2060 - 07/20/2070 •	530	528
4.306% due 02/20/2068 •	1,865	1,871
4.313% due 01/20/2070 •	3,857	3,859
4.323% due 02/20/2074 - 05/20/2074 •	4,513	4,519
4.353% due 04/20/2062 •	45	45
4.373% due 02/20/2074 •	180	180
4.391% due 01/20/2068 •	3,109	3,124
4.433% due 12/20/2063 •	25	25
4.443% due 12/20/2065 •	28	28
4.463% due 08/20/2061 •	19	19
4.473% due 09/20/2075 •	78,563	79,377
4.483% due 10/20/2065 •	1	1
4.487% due 01/16/2040 •	493	494
4.491% due 12/20/2068 •	822	831
4.523% due 12/20/2053 - 04/20/2054 •	11,251	11,262
4.530% due 02/20/2040 •	398	399
4.533% due 10/20/2066 - 08/20/2067 •	600	602
4.540% due 03/20/2040 •	1,230	1,234
4.553% due 02/20/2066 •	2	3
4.560% due 04/20/2040 •	915	918
4.573% due 09/20/2071 •	2,201	2,217
4.583% due 05/20/2066 - 06/20/2066 •	538	539
4.590% due 03/20/2040 •	960	964
4.623% due 01/20/2055 - 12/20/2055 •	8,848	8,873
4.677% due 06/20/2068 •	3,251	3,274
4.741% due 01/20/2067 •	1,090	1,101
4.773% due 05/20/2073 •	76	77
4.783% due 01/20/2066 •	58	59
4.823% due 08/20/2055 •	19,369	19,546
4.892% due 02/20/2067 •	1,222	1,236
4.977% due 04/20/2068 •	853	869
5.033% due 04/20/2070 •	44	45
5.232% due 10/20/2067 •	3,111	3,153
5.332% due 07/20/2067 •	6,205	6,293
5.577% due 09/20/2067 •	2,217	2,250
6.920% due 09/20/2066 ~	658	672

Total U.S. Government Agencies (Cost $265,351)		263,750

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	2,112	1,928

BX Commercial Mortgage Trust
4.517% due 10/15/2036 •	5,653	5,650

COLT Mortgage Loan Trust
1.397% due 10/25/2066 ~	9,640	8,237

COMM Mortgage Trust
4.720% due 06/15/2034 •	2,700	2,601

GS Mortgage-Backed Securities Trust
4.512% due 01/25/2052 •	682	638

JP Morgan Mortgage Trust
5.012% due 02/25/2055 •	1,141	1,144

MFA Trust
1.381% due 04/25/2065 ~	879	864

OBX Trust
1.957% due 10/25/2061 ~	9,232	7,979
2.305% due 11/25/2061 ~	8,405	7,625
3.783% due 01/25/2062 þ	8,760	8,499

Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	3,194	2,993
3.750% due 05/25/2058 ~	5,911	5,809
4.793% due 05/25/2058 •	390	397

VNDO Trust
3.903% due 01/10/2035 ~	6,579	6,569

Total Non-Agency Mortgage-Backed Securities (Cost $65,714)		60,933

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 12.3%

AUTOMOBILE ABS OTHER 3.9%

BMW Vehicle Lease Trust
4.082% due 01/25/2027 •	$279	$279

CarMax Auto Owner Trust
4.042% due 04/16/2029 •	5,000	5,003
4.082% due 03/15/2029 •	9,300	9,300
4.102% due 03/15/2028 •	4,455	4,454
4.362% due 07/17/2028 •	6,484	6,494

Ford Credit Auto Owner Trust
3.972% due 06/15/2028 •	15,000	14,995

Hyundai Auto Lease Securitization Trust
4.062% due 01/18/2028	7,397	7,400
4.072% due 06/15/2027 •	6,630	6,633
4.372% due 09/15/2027 •	3,826	3,832

Nissan Auto Lease Trust
4.082% due 06/15/2027 •	3,692	3,693

SFS Auto Receivables Securitization Trust
4.133% due 08/20/2029 •	4,400	4,400

Toyota Auto Receivables Owner Trust
4.212% due 03/15/2028 •	6,073	6,078

Toyota Lease Owner Trust
4.003% due 02/22/2028 •	4,800	4,794
4.083% due 07/20/2027 •	7,538	7,541

		84,896

AUTOMOBILE SEQUENTIAL 4.9%

ARI Fleet Lease Trust
5.540% due 04/15/2033	3,715	3,734

Bank of America Auto Trust
5.530% due 02/15/2028	1,344	1,352

BMW Vehicle Owner Trust
5.470% due 02/25/2028	607	610

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	1,486	1,500

CarMax Auto Owner Trust
4.750% due 10/15/2027	146	146
4.920% due 10/16/2028	6,735	6,773
5.280% due 05/15/2028	1,491	1,498
5.340% due 08/16/2027	1,548	1,550
5.500% due 01/16/2029	1,268	1,281

Carvana Auto Receivables Trust
4.070% due 02/12/2029	4,205	4,202
4.190% due 03/12/2029	15,000	14,997
5.330% due 07/10/2029	3,448	3,472

Chase Auto Owner Trust
4.400% due 11/26/2027	2	2
4.400% due 07/25/2028	10,707	10,723

Citizens Auto Receivables Trust
5.330% due 08/15/2028	2,488	2,498
5.830% due 02/15/2028	607	610

Enterprise Fleet Financing LLC
3.849% due 02/22/2027	4,614	4,614
4.000% due 10/20/2028	5,000	4,990

Fifth Third Auto Trust
5.530% due 08/15/2028	1,407	1,416

GMF Floorplan Owner Revolving Trust
5.340% due 06/15/2028	10,000	10,029

Hyundai Auto Lease Securitization Trust
5.020% due 03/15/2027	1,990	1,992

Mercedes-Benz Auto Receivables Trust
4.510% due 11/15/2027	515	516
4.800% due 04/16/2029	3,370	3,386

Nissan Auto Lease Trust
3.900% due 05/15/2028	5,600	5,588

SBNA Auto Lease Trust
4.680% due 04/20/2027	277	277
5.560% due 11/22/2027	6,522	6,542

SFS Auto Receivables Securitization Trust
5.330% due 11/20/2029	6,470	6,529

Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027	2,728	2,733

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	57

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Auto Receivables Owner Trust
5.330% due 01/16/2029	$3,641	$3,673

World Omni Auto Receivables Trust
4.660% due 05/15/2028	1,161	1,163

		108,396

CMBS OTHER 0.0%

MF1 Ltd.
4.874% due 10/16/2036 •	684	684

CREDIT CARD BULLET 0.6%

Evergreen Credit Card Trust
4.231% due 10/15/2029 •	13,000	13,043

CREDIT CARD OTHER 1.0%

Golden Credit Card Trust
1.140% due 08/15/2028	12,000	11,870

Trillium Credit Card Trust II
4.225% due 09/26/2030 •	9,900	9,944

		21,814

OTHER ABS 1.9%

CIFC Funding Ltd.
4.880% due 10/24/2030 •	6	6

Crown Point CLO 7 Ltd.
4.898% due 10/20/2031 •	262	262

DLLAA LLC
4.700% due 10/20/2027	6,619	6,636

DLLAD LLC
4.790% due 01/20/2028	1,092	1,096
5.500% due 08/20/2027	1,107	1,110

Kubota Credit Owner Trust
5.450% due 04/15/2027	1,492	1,494

LCM 30 Ltd.
5.009% due 04/20/2031 •	435	435

Navient Private Education Loan Trust
4.507% due 12/15/2059 •	28	28

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	2,549	2,423
1.580% due 04/15/2070	5,717	5,168
1.690% due 05/15/2069	1,030	985
2.230% due 07/15/2070	858	780
3.130% due 02/15/2068	233	231

Nelnet Student Loan Trust
1.420% due 04/20/2062	1,087	1,030

Northwoods Capital XIV-B Ltd.
4.883% due 11/13/2031 •	2,819	2,822

Palmer Square Loan Funding Ltd.
4.660% due 01/15/2034 •	900	900

PHEAA Student Loan Trust
4.726% due 11/25/2065 •	1,414	1,414

SLM Private Credit Student Loan Trust
4.246% due 12/15/2038 •	746	740

Sound Point CLO XXVIII Ltd.
4.948% due 01/25/2032 •	3,584	3,582

TCI-Symphony CLO Ltd.
4.933% due 10/13/2032 •	156	156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Master Trust
4.343% due 08/20/2030 •	$10,000	$10,050

		41,348

Total Asset-Backed Securities (Cost $270,498)		270,181

SOVEREIGN ISSUES 0.2%

Korea National Oil Corp.
4.739% (SOFRRATE + 1.080%) due 11/14/2026 ~	3,623	3,638

Total Sovereign Issues (Cost $3,637)		3,638

SHORT-TERM INSTRUMENTS 13.1%

CERTIFICATES OF DEPOSIT 1.8%

Banco Itau Chile
4.150% due 08/12/2026	7,400	7,399

National Bank of Kuwait
4.030% (SOFRRATE + 0.380%) due 05/26/2026	21,800	21,802
4.100% due 11/12/2026	10,600	10,589

		39,790

COMMERCIAL PAPER 10.5%

AES Corp.
4.300% due 04/17/2026	3,200	3,194

Air Lease Corp.
4.320% due 04/02/2026	11,800	11,797

Crown Castle, Inc.
4.180% due 04/16/2026	4,600	4,591
4.200% due 04/14/2026	7,400	7,388
4.200% due 04/16/2026	4,400	4,392
4.300% due 04/21/2026	5,200	5,187

Edison International
4.380% due 04/27/2026	9,500	9,470

ERAC USA Finance LLC
4.150% due 04/13/2026	300	300
4.170% due 04/20/2026	15,100	15,066

Genuine Parts Co.
4.340% due 04/28/2026	6,800	6,777

Global Payments, Inc.
4.200% due 04/01/2026	1,900	1,900
4.220% due 04/07/2026	12,200	12,191
4.230% due 04/02/2026	1,800	1,800
4.250% due 04/06/2026	15,000	14,990

Harley-Davidson Financial Services, Inc.
4.230% due 04/08/2026	8,300	8,292

HCA, Inc.
4.100% due 04/02/2026	353	353
4.150% due 04/16/2026	4,100	4,092
4.150% due 04/17/2026	2,200	2,196
4.200% due 05/06/2026	8,400	8,363
4.200% due 05/12/2026	8,100	8,059
4.200% due 05/18/2026	4,100	4,076
4.380% due 04/23/2026	1,500	1,496

Jabil, Inc.
4.120% due 04/08/2026	300	300

Jones Lang LaSalle Finance BV
4.180% due 04/23/2026	9,241	9,217
4.210% due 04/23/2026	8,400	8,378

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JTI Financial Services North America LLC
4.070% due 05/20/2026	$22,000	$21,885

Keurig Dr. Pepper, Inc.
4.300% due 05/01/2026	13,300	13,251
4.320% due 04/28/2026	3,200	3,189

Phillips 66
4.100% due 04/08/2026	18,300	18,284
4.150% due 04/20/2026	3,200	3,193
4.350% due 05/01/2026	4,500	4,484
4.400% due 05/29/2026	4,600	4,569

Rogers Communications, Inc.
4.150% due 04/16/2026	6,000	5,989

VW Credit, Inc.
4.220% due 05/06/2026	2,000	1,992

		230,701

REPURCHASE AGREEMENTS (a) 0.4%
		8,600

SHORT-TERM NOTES 0.4%

Carvana Auto Receivables Trust
3.930% due 03/10/2027	3,900	3,900

HPEFS Equipment Trust
4.153% due 10/20/2026	6,148	6,150

		10,050

Total Short-Term Instruments (Cost $289,163)		289,141

Total Investments in Securities (Cost $2,021,338)		2,014,145

	SHARES
INVESTMENTS IN AFFILIATES 8.7%

SHORT-TERM INSTRUMENTS 8.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%

PIMCO Short Asset Portfolio	19,420,182	190,609

Total Short-Term Instruments (Cost $190,338)		190,609

Total Investments in Affiliates (Cost $190,338)		190,609

Total Investments 100.4% (Cost $2,211,676)		$2,204,754

Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $1,966)		1,382

Other Assets and Liabilities, net (0.5)%		(10,761)

Net Assets 100.0%		$2,195,375

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

58	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	3.620%	03/31/2026	04/01/2026	$6,100	U.S. Treasury Bonds 4.625% due 11/15/2044	$(6,213)	$6,100	$6,101
SAL	3.660	03/31/2026	04/01/2026	2,500	U.S. Treasury Bills 0.000% due 05/26/2026	(2,551)	2,500	2,500

Total Repurchase Agreements						$(8,764)	$8,600	$8,601

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$6,101	$0	$0	$6,101	$(6,213)	$(112)
SAL	2,500	0	0	2,500	(2,551)	(51)

Total Borrowings and Other Financing Transactions	$8,601	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(12,153) at a weighted average interest rate of 4.291%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2028	893	$215,648	$(474)	$45	$0
U.S. Treasury 5-Year Note June Futures	06/2026	2,493	269,692	(3,294)	350	0

				$(3,768)	$395	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2026	86	$(9,550)	$187	$0	$(20)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	127	(14,416)	329	0	(38)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	15	(1,748)	59	0	(3)

				$575	$0	$(61)

Total Futures Contracts				$(3,193)	$395	$(61)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$	89,700	$127	$1,660	$1,787	$0	$(87)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		180,949	588	1,207	1,795	0	(179)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		4,600	0	44	44	0	(5)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	59

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.369%	Annual	08/31/2030	$	4,600	$0	$38	$38	$0	$(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.376	Annual	08/31/2030		16,600	0	132	132	0	(16)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		1,800	0	12	12	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		2,600	0	16	16	0	(3)

Total Swap Agreements							$715	$3,109	$3,824	$0	$(297)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$395	$0	$395	$0	$(61)	$(297)	$(358)

Cash of $15,292 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	5,300	$2	$6

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	319,100	286	215
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	548,000	250	580

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	94,800	71	60
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	336,200	377	246

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	352,400	247	224
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	20,700	18	14

Total Purchased Options							$1,251	$1,345

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$0	$6	$0	$6	$0	$0	$0	$0	$6	$0	$6
FAR	0	795	0	795	0	0	0	0	795	(1,210)	(415)
GLM	0	306	0	306	0	0	0	0	306	(350)	(44)
NGF	0	238	0	238	0	0	0	0	238	(260)	(22)

Total Over the Counter	$0	$1,345	$0	$1,345	$0	$0	$0	$0

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

60	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$395	$395

Over the counter
Purchased Options	$0	$0	$0	$0	$1,345	$1,345

	$0	$0	$0	$0	$1,740	$1,740

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$61	$61
Swap Agreements	0	0	0	0	297	297

	$0	$0	$0	$0	$358	$358

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8,198	$8,198
Swap Agreements	0	0	0	0	(2,120)	(2,120)

	$0	$0	$0	$0	$6,078	$6,078

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,003)	$(1,003)

	$0	$0	$0	$0	$5,075	$5,075

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(3,962)	$(3,962)
Swap Agreements	0	0	0	0	5,070	5,070

	$0	$0	$0	$0	$1,108	$1,108

Over the counter
Purchased Options	$0	$0	$0	$0	$(203)	$(203)

	$0	$0	$0	$0	$905	$905

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$684,550	$0	$684,550
Industrials	0	335,656	0	335,656
Utilities	0	106,296	0	106,296
U.S. Government Agencies	0	263,750	0	263,750
Non-Agency Mortgage-Backed Securities	0	60,933	0	60,933
Asset-Backed Securities
Automobile ABS Other	0	84,896	0	84,896
Automobile Sequential	0	108,396	0	108,396
CMBS Other	0	684	0	684

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Credit Card Bullet	$0	$13,043	$0	$13,043
Credit Card Other	0	21,814	0	21,814
Other ABS	0	41,348	0	41,348
Sovereign Issues	0	3,638	0	3,638
Short-Term Instruments
Certificates of Deposit	0	39,790	0	39,790
Commercial Paper	0	230,701	0	230,701
Repurchase Agreements	0	8,600	0	8,600
Short-Term Notes	0	10,050	0	10,050

	$0	$2,014,145	$0	$2,014,145

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)	March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$190,609	$0	$0	$190,609

Total Investments	$190,609	$2,014,145	$0	$2,204,754

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	395	0	395
Over the counter	0	1,345	0	1,345

	$0	$1,740	$0	$1,740

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(358)	$0	$(358)

Total Financial Derivative Instruments	$0	$1,382	$0	$1,382

Totals	$190,609	$2,015,527	$0	$2,206,136

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

62	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.8%

CORPORATE BONDS & NOTES 52.7%

BANKING & FINANCE 33.9%

ABN AMRO Bank NV
4.653% (SOFRINDX + 1.000%) due 12/03/2028 ~		$95,195	$95,590
5.427% due 09/18/2027 •		5,500	5,529

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		70,862	70,093
3.650% due 07/21/2027		4,550	4,503
6.100% due 01/15/2027		16,493	16,676

Air Lease Corp.
1.875% due 08/15/2026		35,229	34,874
2.200% due 01/15/2027		40,616	39,872
3.625% due 04/01/2027		10,089	9,943
3.625% due 12/01/2027		592	583
3.750% due 06/01/2026		1,232	1,230
5.300% due 06/25/2026		14,877	14,904

Aircastle Ltd.
4.250% due 06/15/2026		6,444	6,436

American Express Co.
4.251% (SOFRRATE + 0.590%) due 02/09/2029 ~		31,500	31,419

American Honda Finance Corp.
4.206% due 05/21/2026 •		2,245	2,245
4.308% due 11/19/2027 •		14,914	14,858
4.317% due 07/15/2026 •		1,735	1,735
4.379% due 03/08/2027 •		23,300	23,306
4.386% (SOFRRATE + 0.720%) due 10/22/2027 ~		1,125	1,120
4.390% due 08/13/2027 •		35,500	35,474
4.538% (SOFRRATE + 0.870%) due 07/09/2027 ~		33,700	33,727

American Tower Corp.
1.450% due 09/15/2026		4,308	4,252
1.600% due 04/15/2026		10,000	9,990
3.650% due 03/15/2027		1,659	1,647

Aozora Bank Ltd.
5.900% due 09/08/2026		1,900	1,912

Athene Global Funding
4.341% due 08/10/2026 •		24,400	24,412
4.684% (SOFRINDX + 1.030%) due 08/27/2026 ~		9,755	9,773
4.857% (SOFRINDX + 1.210%) due 03/25/2027 ~		98,345	98,467
4.950% due 01/07/2027		10,000	10,030

Aviation Capital Group LLC
1.950% due 09/20/2026		35,141	34,728
3.500% due 11/01/2027		4,286	4,210

Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		7,031	6,954
4.200% due 04/15/2029		8,300	8,147
4.250% due 04/15/2026		6,101	6,101
4.375% due 05/01/2026		6,645	6,645
6.375% due 05/04/2028		18,112	18,649

Banco Santander SA
4.788% (SOFRRATE + 1.120%) due 07/15/2028 ~		32,800	32,941
4.800% due 07/19/2027	AUD	1,600	1,094
5.552% due 03/14/2028 •		$1,800	1,816

Bank Hapoalim BM
4.722% due 07/14/2029		29,300	28,963

Bank Leumi Le-Israel BM
5.125% due 07/27/2027		11,508	11,502

Bank of America Corp.
1.734% due 07/22/2027 •		67,037	66,480
3.559% due 04/23/2027 •		40,070	40,050
4.636% (SOFRRATE + 0.970%) due 07/22/2027 ~		915	916

Bank of America NA
4.680% (SOFRRATE + 1.020%) due 08/18/2026 ~		700	701

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of Montreal
4.396% (SOFRINDX + 0.750%) due 09/22/2028 ~		$6,400	$6,402
4.529% (SOFRINDX + 0.880%) due 09/10/2027 ~		20,816	20,834

Bank of Nova Scotia
4.432% (SOFRINDX + 0.780%) due 06/04/2027 ~		3,707	3,719
4.649% (SOFRRATE + 1.000%) due 09/08/2028 ~		5,005	5,025

Banque Federative du Credit Mutuel SA
4.730% (SOFRINDX + 1.070%) due 02/16/2028 ~		38,024	38,166
4.796% (SOFRRATE + 1.130%) due 01/23/2027 ~		20,700	20,799
5.058% (BBSW3M + 1.070%) due 05/24/2027 ~	AUD	1,750	1,211
5.790% due 07/13/2028		$9,000	9,236

Barclays Bank PLC
4.531% due 11/26/2027 •		9,000	9,018

Barclays PLC
2.279% due 11/24/2027 •		15,822	15,585
4.586% (SOFRRATE + 0.930%) due 05/24/2030 ~		30,000	29,932
5.138% (SOFRRATE + 1.490%) due 03/12/2028 ~		14,200	14,301
5.528% (SOFRRATE + 1.880%) due 09/13/2027 ~		7,348	7,377
5.674% due 03/12/2028 •		300	303
5.829% due 05/09/2027 •		23,400	23,426

BNP Paribas SA
1.675% due 06/30/2027 •		8,739	8,674
2.591% due 01/20/2028 •		11,268	11,097
3.500% due 11/16/2027		7,900	7,779

BPCE SA
5.647% (SOFRINDX + 1.980%) due 10/19/2027 ~		8,710	8,768
6.612% due 10/19/2027 •		2,270	2,295

Brighthouse Financial Global Funding
1.550% due 05/24/2026		7,753	7,719
5.550% due 04/09/2027		20,040	20,175

Brown & Brown, Inc.
4.600% due 12/23/2026		2,500	2,508

Canadian Imperial Bank of Commerce
4.388% (SOFRRATE + 0.720%) due 01/13/2028 ~		26,319	26,334
4.449% (SOFRRATE + 0.800%) due 09/08/2028 ~		52,400	52,419
4.579% (SOFRINDX + 0.930%) due 09/11/2027 ~		6,815	6,821
4.587% (SOFRRATE + 0.940%) due 06/28/2027 ~		1,450	1,458
4.899% (SOFRRATE + 1.220%) due 10/02/2026 ~		16,400	16,452

Cantor Fitzgerald LP
4.500% due 04/14/2027		4,673	4,660

Citibank NA
4.368% (SOFRRATE + 0.708%) due 08/06/2026 ~		29,550	29,582
4.712% (SOFRINDX + 1.060%) due 12/04/2026 ~		11,850	11,903

Citigroup, Inc.
1.462% due 06/09/2027 •		6,100	6,065

CNO Global Funding
1.750% due 10/07/2026		2,879	2,843

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		14,600	14,364
4.267% (SOFRRATE + 0.600%) due 01/21/2028 ~		2,000	2,004

Corebridge Financial, Inc.
3.650% due 04/05/2027		1,340	1,328

Corebridge Global Funding
4.420% (SOFRRATE + 0.750%) due 01/07/2028 ~		33,500	33,485
4.508% (SOFRRATE + 0.860%) due 12/15/2028 ~		7,400	7,389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Agricole SA
4.125% due 01/10/2027		$9,364	$9,353
4.400% due 07/06/2027	AUD	4,300	2,919
4.519% (SOFRRATE + 0.870%) due 03/11/2027 ~		$8,483	8,504
4.859% (SOFRRATE + 1.210%) due 09/11/2028 ~		9,690	9,734
4.968% (SOFRRATE + 1.290%) due 07/05/2026 ~		16,500	16,539

Crown Castle, Inc.
1.050% due 07/15/2026		14,269	14,134
3.700% due 06/15/2026		13,742	13,721
4.000% due 03/01/2027		2,477	2,467

CubeSmart LP
3.125% due 09/01/2026		16,054	15,972

Deutsche Bank AG
2.311% due 11/16/2027 •		48,417	47,762
2.552% due 01/07/2028 •		26,502	26,093
4.879% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,891	18,944
5.706% due 02/08/2028 •		11,400	11,497
7.146% due 07/13/2027 •		21,497	21,643

EPR Properties
4.750% due 12/15/2026		10,620	10,616

Equitable America Global Funding
4.358% (SOFRRATE + 0.710%) due 09/15/2027 ~		5,600	5,611

F&G Global Funding
1.750% due 06/30/2026		39,851	39,563
2.300% due 04/11/2027		699	682
5.875% due 06/10/2027		10,357	10,481

Federation des Caisses Desjardins du Quebec
4.296% (SOFRRATE + 0.630%) due 01/27/2027 ~		24,350	24,379

Fifth Third Bank NA
4.475% (SOFRRATE + 0.810%) due 01/28/2028 ~		5,871	5,875

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,490	1,479
4.125% due 08/17/2027		3,500	3,456
4.271% due 01/09/2027		34,327	34,178
4.542% due 08/01/2026		10,600	10,586
4.950% due 05/28/2027		16,396	16,396
5.125% due 11/05/2026		26,344	26,403
5.800% due 03/05/2027		9,200	9,253
5.850% due 05/17/2027		8,400	8,464
6.950% due 06/10/2026		12,506	12,536

GA Global Funding Trust
2.250% due 01/06/2027		8,479	8,339
4.400% due 09/23/2027		48,405	48,114

GATX Corp.
5.400% due 03/15/2027		10,640	10,720

General Motors Financial Co., Inc.
2.350% due 02/26/2027		950	932
4.000% due 10/06/2026		10,632	10,608
4.694% (SOFRRATE + 1.040%) due 02/26/2027 ~		13,727	13,725
4.717% (SOFRINDX + 1.050%) due 07/15/2027 ~		7,300	7,309
5.000% due 07/15/2027		7,200	7,239
5.011% (SOFRINDX + 1.350%) due 05/08/2027 ~		19,103	19,218
5.400% due 04/06/2026		14,880	14,881
5.400% due 05/08/2027		341	344

Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% due 12/15/2027		13,428	13,021

Goldman Sachs Bank USA
4.406% (SOFRRATE + 0.750%) due 05/21/2027 ~		32,083	32,090

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •		4,313	4,257
1.948% due 10/21/2027 •		12,128	11,964
2.640% due 02/24/2028 •		1,500	1,476
4.377% (SOFRRATE + 0.710%) due 01/21/2029 ~		18,900	18,882

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.469% (SOFRRATE + 0.820%) due 09/10/2027 ~		$7,549	$7,552
4.587% (SOFRRATE + 0.920%) due 10/21/2027 ~		2,695	2,701
4.776% (SOFRRATE + 1.120%) due 02/24/2028 ~		13,599	13,658
4.956% (SOFRRATE + 1.290%) due 04/23/2028 ~		2,730	2,747
5.263% (BBSW3M + 0.950%) due 06/22/2027 ~	AUD	3,200	2,209

Hardwood Funding LLC
4.360% due 06/08/2029 «(b)(g)		$7,600	7,564

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		22,876	22,797

HSBC Holdings PLC
2.013% due 09/22/2028 •		7,700	7,424
4.700% (SOFRRATE + 1.040%) due 11/19/2028 ~		3,103	3,113
5.230% (SOFRRATE + 1.570%) due 08/14/2027 ~		19,351	19,407
5.887% due 08/14/2027 •		7,300	7,336

ING Groep NV
3.950% due 03/29/2027		3,570	3,560
4.017% due 03/28/2028 •		10,133	10,088
4.696% due 04/01/2027 •		36,069	36,069
5.209% (SOFRINDX + 1.560%) due 09/11/2027 ~		400	402

Intesa Sanpaolo SpA
3.875% due 07/14/2027		5,200	5,164

Jackson National Life Global Funding
4.638% (SOFRRATE + 0.970%) due 01/14/2028 ~		13,500	13,483

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		43,347	42,757
1.578% due 04/22/2027 •		8,700	8,686
4.411% (SOFRRATE + 0.765%) due 09/22/2027 ~		24,500	24,514
4.586% (SOFRRATE + 0.920%) due 04/22/2028 ~		25,916	26,001
4.596% (SOFRRATE + 0.930%) due 07/22/2028 ~		2,400	2,405
4.836% (SOFRRATE + 1.180%) due 02/24/2028 ~		11,085	11,147
4.866% (SOFRRATE + 1.200%) due 01/23/2028 ~		14,194	14,254

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027		5,407	5,345

Lendlease Finance Ltd.
3.400% due 10/27/2027	AUD	1,800	1,197

Lloyds Banking Group PLC
4.431% (SOFRINDX + 0.770%) due 02/10/2030 ~		$19,200	19,108
4.716% (SOFRINDX + 1.060%) due 11/26/2028 ~		15,000	15,067
5.222% (SOFRINDX + 1.560%) due 08/07/2027 ~		7,557	7,581
5.265% (SOFRINDX + 1.580%) due 01/05/2028 ~		21,500	21,671
5.462% due 01/05/2028 •		11,100	11,183
5.985% due 08/07/2027 •		16,758	16,839

Mitsubishi UFJ Financial Group, Inc.
4.780% (SOFRRATE + 1.130%) due 09/12/2031 ~		1,000	1,005

Mizuho Bank Ltd.
5.024% (BBSW3M + 0.850%) due 09/14/2026 ~	AUD	11,300	7,811

Morgan Stanley
1.593% due 05/04/2027 •		$1,967	1,962

Morgan Stanley Bank NA
4.352% (SOFRRATE + 0.685%) due 10/15/2027 ~		74,868	74,814
4.518% (SOFRRATE + 0.865%) due 05/26/2028 ~		19,200	19,209
4.747% (SOFRRATE + 1.080%) due 01/14/2028 ~		21,100	21,194

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MUFG Bank Ltd.
5.018% (BBSW3M + 0.730%) due 09/20/2027 ~	AUD	15,000	$10,386

National Bank of Canada
4.709% (SOFRINDX + 1.030%) due 07/02/2027 ~		$75,590	75,696

Nationwide Building Society
4.950% (SOFRRATE + 1.290%) due 02/16/2028 ~		9,920	9,960

NatWest Group PLC
4.800% due 04/05/2026		9,880	9,880
4.905% (SOFRRATE + 1.250%) due 03/01/2028 ~		11,277	11,326
5.583% due 03/01/2028 •		16,959	17,129

NatWest Markets PLC
4.407% (SOFRRATE + 0.760%) due 09/29/2026 ~		7,610	7,621
4.560% (SOFRRATE + 0.900%) due 05/17/2027 ~		15,413	15,466
4.596% (SOFRRATE + 0.950%) due 03/21/2028 ~		15,525	15,589

New York Life Global Funding
4.234% (SOFRRATE + 0.580%) due 08/28/2026 ~		249	249

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		43,594	42,868
6.950% due 09/15/2026		1,540	1,548

Nomura Holdings, Inc.
1.653% due 07/14/2026		14,000	13,899
2.329% due 01/22/2027		16,705	16,429
4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~		19,632	19,755

Oversea-Chinese Banking Corp. Ltd.
4.746% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	5,500	3,796

Pacific Life Global Funding II
4.272% (SOFRRATE + 0.620%) due 06/04/2026 ~		$2,322	2,324

PNC Bank NA
4.397% (SOFRRATE + 0.730%) due 07/21/2028 ~		13,800	13,825

Reliance Standard Life Global Funding II
1.512% due 09/28/2026		1,344	1,325
2.750% due 01/21/2027		3,000	2,959

RGA Global Funding
2.000% due 11/30/2026		6,247	6,152

Royal Bank of Canada
4.387% (SOFRINDX + 0.720%) due 10/18/2027 ~		16,628	16,631
4.456% (SOFRINDX + 0.790%) due 07/23/2027 ~		31,900	31,931
4.467% (SOFRINDX + 0.820%) due 03/27/2028 ~		52,267	52,331
4.527% (SOFRINDX + 0.860%) due 10/18/2028 ~		7,394	7,400
5.069% due 07/23/2027 •		5,094	5,104

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(g)		25,000	24,679

Sammons Financial Group Global Funding
4.504% due 09/02/2027 •		31,510	31,652

Sammons Financial Group, Inc.
4.450% due 05/12/2027		2,475	2,461

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		11,937	11,736
3.244% due 10/05/2026		26,057	25,911
4.400% due 07/13/2027		4,140	4,132

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •		8,100	8,050
2.469% due 01/11/2028 •		23,615	23,229

SBA Tower Trust
1.840% due 04/15/2027		7,100	6,930

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	5,100	5,869

Skandinaviska Enskilda Banken AB
4.541% (SOFRRATE + 0.890%) due 03/05/2027 ~		$1,432	1,438

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026		$5,309	$5,235

Societe Generale SA
1.792% due 06/09/2027 •		23,048	22,928
2.797% due 01/19/2028 •		5,800	5,718
4.758% due 02/19/2027 •		2,530	2,539
5.250% due 02/19/2027		1,705	1,716
5.327% due 01/19/2028 •		7,100	7,154

SRC Sukuk Ltd.
5.000% due 02/27/2028		500	501

Standard Chartered PLC
4.830% (SOFRRATE + 1.170%) due 05/14/2028 ~		22,030	22,143
5.603% (SOFRRATE + 1.930%) due 07/06/2027 ~		14,996	15,052
5.688% due 05/14/2028 •		3,200	3,238
5.691% (SOFRRATE + 2.030%) due 02/08/2028 ~		19,780	20,004
7.767% due 11/16/2028 •		1,050	1,101

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		46,411	45,274
5.350% due 03/17/2028		8,900	8,967
5.625% due 01/12/2028		6,033	6,097

Stellantis Financial Services U.S. Corp.
5.338% (SOFRRATE + 1.690%) due 09/15/2028 ~		2,798	2,805

Sumitomo Mitsui Banking Corp.
4.863% (BBSW3M + 1.050%) due 07/28/2026 ~	AUD	17,010	11,761

Sumitomo Mitsui Financial Group, Inc.
4.969% (SOFRRATE + 1.300%) due 07/13/2026 ~		$2,495	2,501

Sumitomo Mitsui Trust Bank Ltd.
4.400% (SOFRRATE + 0.750%) due 09/11/2028 ~		700	701
4.798% (SOFRRATE + 1.150%) due 09/14/2026 ~		7,255	7,273

Svenska Handelsbanken AB
4.314% (SOFRRATE + 0.660%) due 05/28/2027 ~		12,235	12,256

Swedbank AB
5.337% due 09/20/2027		19,598	19,877

Takeoff Merger Sub, Inc.
4.400% due 03/24/2028		24,800	24,676

UBS Group AG
4.703% due 08/05/2027 •		14,267	14,272

UniCredit SpA
1.982% due 06/03/2027 •		1,940	1,931

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		2,480	2,462
4.250% due 12/01/2026		57,668	57,520
4.500% due 09/01/2026		15,691	15,675
5.750% due 02/01/2027		12,210	12,282

WEA Finance LLC
2.875% due 01/15/2027		6,950	6,865

Wells Fargo & Co.
1.500% due 05/24/2027	EUR	7,526	8,555
4.406% (SOFRRATE + 0.740%) due 01/23/2030 ~		$14,300	14,223
4.446% (SOFRRATE + 0.780%) due 01/24/2028 ~		25,847	25,843
4.736% (SOFRRATE + 1.070%) due 04/22/2028 ~		7,854	7,884

WP Carey, Inc.
4.250% due 10/01/2026		1,700	1,699

			3,523,730

INDUSTRIALS 14.7%

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		44,171	44,210

American Airlines Pass-Through Trust
3.700% due 04/01/2028		6,130	6,110

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		1,529	1,531

64	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Baxter International, Inc.
1.915% due 02/01/2027	$4,756	$4,645

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	3,323	3,290

Bayer U.S. Finance LLC
6.125% due 11/21/2026	22,339	22,545

Berry Global, Inc.
4.875% due 07/15/2026	39,536	39,541

BMW U.S. Capital LLC
4.229% (SOFRINDX + 0.550%) due 04/02/2026 ~	1,561	1,561
4.370% (SOFRRATE + 0.710%) due 08/11/2027 ~	500	500
4.426% (SOFRINDX + 0.780%) due 03/19/2027 ~	23,650	23,711
4.460% (SOFRINDX + 0.800%) due 08/13/2026 ~	30,342	30,373
4.566% (SOFRINDX + 0.920%) due 03/21/2028 ~	44,555	44,696
4.580% (SOFRINDX + 0.920%) due 08/13/2027 ~	881	883

Boeing Co.
2.250% due 06/15/2026	600	597
2.700% due 02/01/2027	2,500	2,466

Campbell’s Co.
5.200% due 03/19/2027	10,500	10,559

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	14,593	14,425

Coca-Cola Europacific Partners PLC
1.500% due 01/15/2027	4,060	3,969

Cox Communications, Inc.
3.350% due 09/15/2026	32,634	32,488

Daimler Truck Finance North America LLC
4.508% (SOFRRATE + 0.840%) due 01/13/2028 ~	4,365	4,369
4.606% (SOFRRATE + 0.960%) due 09/25/2027 ~	2,590	2,597

Diamondback Energy, Inc.
3.250% due 12/01/2026	36,163	35,936
5.200% due 04/18/2027	5,337	5,380

Enbridge, Inc.
1.600% due 10/04/2026	3,625	3,577
4.250% due 12/01/2026	699	699

Energy Transfer LP
5.500% due 06/01/2027	2,726	2,752

Expand Energy Corp.
6.750% due 04/15/2029	2,584	2,586

FactSet Research Systems, Inc.
2.900% due 03/01/2027	2,902	2,853

Fidelity National Information Services, Inc.
4.450% due 03/10/2028	10,500	10,474

Fiserv, Inc.
2.250% due 06/01/2027	1,498	1,458
5.150% due 03/15/2027	3,000	3,015

Ford Motor Co.
7.500% due 08/01/2026	4,400	4,443

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	12,790	12,545

Frontier Communications Holdings LLC
5.000% due 05/01/2028	14,700	14,706

Genpact Luxembourg SARL/Genpact USA, Inc.
1.750% due 04/10/2026	2,175	2,172

Glencore Funding LLC
4.396% (SOFRINDX + 0.750%) due 10/01/2026 ~	31,250	31,302

Global Payments, Inc.
2.150% due 01/15/2027	17,391	17,079
4.550% due 03/15/2028	22,600	22,509
4.800% due 04/01/2026	836	836

Haleon U.S. Capital LLC
3.375% due 03/24/2027	4,400	4,359

Hanwha Solutions Corp.
4.768% (SOFRRATE + 1.100%) due 10/13/2028 ~	10,000	10,105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harbour Energy PLC
5.500% due 10/15/2026	$7,708	$7,683

Harley-Davidson Financial Services, Inc.
3.050% due 02/14/2027	2,977	2,935

HCA, Inc.
4.500% due 02/15/2027	107,364	107,376
4.524% (SOFRRATE + 0.870%) due 03/01/2028 ~	1,385	1,387
5.375% due 09/01/2026	12,257	12,267

Hewlett Packard Enterprise Co.
4.626% (SOFRINDX + 0.980%) due 03/23/2028 ~	34,400	34,390

Hyatt Hotels Corp.
5.750% due 01/30/2027	9,651	9,737

Hyundai Capital America
4.300% due 09/24/2027	3,155	3,144
4.590% (SOFRRATE + 0.920%) due 01/07/2028 ~	5,400	5,371
4.637% (SOFRRATE + 0.990%) due 03/25/2027 ~	34,246	34,323
4.677% (SOFRRATE + 1.030%) due 09/24/2027 ~	18,278	18,328
4.686% (SOFRRATE + 1.040%) due 03/19/2027 ~	900	903
4.687% (SOFRRATE + 1.040%) due 06/24/2027 ~	11,449	11,479
4.717% due 09/18/2028 •	500	501
4.766% (SOFRRATE + 1.120%) due 06/23/2027 ~	4,400	4,415
5.169% (SOFRRATE + 1.500%) due 01/08/2027 ~	25,800	25,978
5.250% due 01/08/2027	3,000	3,017
5.300% due 03/19/2027	8,500	8,567
5.950% due 09/21/2026	100	101

Illumina, Inc.
4.650% due 09/09/2026	17,200	17,204

Imperial Brands Finance PLC
3.500% due 07/26/2026	2,831	2,823

JDE Peet’s NV
1.375% due 01/15/2027	20,388	19,888

Keurig Dr. Pepper, Inc.
2.550% due 09/15/2026	3,850	3,815
4.240% (SOFRRATE + 0.580%) due 11/15/2026 ~	27,109	27,066
4.528% (SOFRINDX + 0.880%) due 03/15/2027 ~	27,673	27,712

Kyndryl Holdings, Inc.
2.050% due 10/15/2026	75,739	74,521

Las Vegas Sands Corp.
3.500% due 08/18/2026	14,111	14,065
5.900% due 06/01/2027	7,600	7,701

Marvell Technology, Inc.
1.650% due 04/15/2026	2,429	2,426

Mercedes-Benz Finance North America LLC
4.296% (SOFRRATE + 0.630%) due 07/31/2026 ~	31,950	31,977
4.359% (SOFRRATE + 0.710%) due 03/10/2028 ~	10,000	10,001
4.426% (SOFRRATE + 0.780%) due 04/01/2027 ~	29,297	29,348
4.510% (SOFRRATE + 0.850%) due 11/15/2027 ~	780	782
4.576% (SOFRRATE + 0.930%) due 03/31/2028 ~	27,600	27,706

Mitsubishi Corp.
4.355% (SOFRRATE + 0.700%) due 09/09/2028 ~	10,300	10,303

MPLX LP
4.125% due 03/01/2027	14,575	14,542

National Fuel Gas Co.
5.500% due 10/01/2026	20,946	21,042

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026	2,989	2,985

Occidental Petroleum Corp.
3.000% due 02/15/2027	2,417	2,389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
2.650% due 07/15/2026		$14,053	$13,978

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026		4,400	4,376
3.400% due 11/15/2026		1,024	1,017
5.350% due 01/12/2027		17,705	17,803

QatarEnergy
1.375% due 09/12/2026		12,150	11,989

Rogers Communications, Inc.
3.200% due 03/15/2027		9,900	9,780

Rolls-Royce PLC
5.750% due 10/15/2027		3,100	3,150

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027		39,320	39,473
5.500% due 04/01/2028		20,402	20,640
7.500% due 10/15/2027		1,189	1,240

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		8,912	8,930

SK Hynix, Inc.
5.500% due 01/16/2027		7,400	7,474

Skyworks Solutions, Inc.
1.800% due 06/01/2026		5,787	5,760

Smith & Nephew PLC
5.150% due 03/20/2027		5,862	5,893

Spectra Energy Partners LP
3.375% due 10/15/2026		13,645	13,579

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		8,500	8,508

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		1,841	1,839

Telefonica Emisiones SA
4.103% due 03/08/2027		45,651	45,471

Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/2026		4,800	4,788

Textron, Inc.
3.650% due 03/15/2027		8,700	8,640

Toyota Finance Australia Ltd.
5.174% (BBSW3M + 1.000%) due 09/15/2026 ~	AUD	3,050	2,108

Transurban Finance Co. Pty. Ltd.
3.375% due 03/22/2027		$1,134	1,124

Uber Technologies, Inc.
4.500% due 08/15/2029		29,607	29,372

United Airlines Pass-Through Trust
4.000% due 10/11/2027		1,342	1,340

Universal Health Services, Inc.
1.650% due 09/01/2026		20,348	20,107

Var Energi ASA
5.000% due 05/18/2027		11,016	11,071

Volkswagen Group of America Finance LLC
4.707% (SOFRRATE + 1.060%) due 03/25/2027 ~		28,416	28,476
4.720% (SOFRRATE + 1.060%) due 08/14/2026 ~		42,875	42,987
4.950% due 03/25/2027		3,800	3,816

Vontier Corp.
1.800% due 04/01/2026		20,158	20,158

Western Midstream Operating LP
4.650% due 07/01/2026		8,777	8,777

Woodside Finance Ltd.
3.700% due 09/15/2026		864	861

			1,528,575

UTILITIES 4.1%

Appalachian Power Co.
3.300% due 06/01/2027		653	644

Black Hills Corp.
3.150% due 01/15/2027		14,252	14,141

Dominion Energy, Inc.
1.450% due 04/15/2026		2,669	2,666

DTE Energy Co.
2.850% due 10/01/2026		4,800	4,764

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Energy Corp.
4.850% due 01/05/2027		$22,385	$22,489

Emera U.S. Finance LP
3.550% due 06/15/2026		4,620	4,610

Enel Americas SA
4.000% due 10/25/2026		1,239	1,237

ENEL Finance International NV
3.500% due 04/06/2028		4,400	4,316
3.625% due 05/25/2027		8,685	8,612
4.625% due 06/15/2027		11,858	11,885

Eversource Energy
2.900% due 03/01/2027		14,225	14,045
4.600% due 07/01/2027		691	692
5.000% due 01/01/2027		2,500	2,508

Fells Point Funding Trust
3.046% due 01/31/2027		13,900	13,746

FirstEnergy Corp.
3.900% due 07/15/2027		18,308	18,163

Fortis, Inc.
3.055% due 10/04/2026		32,000	31,780

Israel Electric Corp. Ltd.
4.250% due 08/14/2028		55,275	54,258
7.875% due 12/15/2026		1,683	1,721

New York State Electric & Gas Corp.
3.250% due 12/01/2026		6,400	6,354

NextEra Energy Capital Holdings, Inc.
4.462% (SOFRINDX + 0.800%) due 02/04/2028 ~		4,657	4,664

ONEOK, Inc.
4.250% due 09/24/2027		15,400	15,365
5.550% due 11/01/2026		12,832	12,908

Pacific Gas & Electric Co.
3.300% due 03/15/2027		27,924	27,599
5.000% due 06/04/2028		2,512	2,534

Pinnacle West Capital Corp.
4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~		16,671	16,684

Plains All American Pipeline LP/PAA Finance Corp.
4.500% due 12/15/2026		30,732	30,750

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026		3,612	3,602
3.500% due 07/07/2027		7,700	7,611

Southern California Edison Co.
4.400% due 09/06/2026		15,589	15,587
4.700% due 06/01/2027		3,130	3,133
4.875% due 02/01/2027		1,600	1,604
4.900% due 06/01/2026		4,332	4,327
5.850% due 11/01/2027		1,100	1,121

Southwestern Electric Power Co.
2.750% due 10/01/2026		9,378	9,305

Victoria Power Networks Finance Pty. Ltd.
4.529% (BBSW3M + 0.800%) due 04/21/2026 ~	AUD	9,800	6,761

Vistra Operations Co. LLC
3.700% due 01/30/2027		$7,984	7,921
5.050% due 12/30/2026		40,168	40,311

Xcel Energy, Inc.
3.350% due 12/01/2026		934	929

			431,347

Total Corporate Bonds & Notes (Cost $5,481,296)			5,483,652

U.S. GOVERNMENT AGENCIES 19.9%

Federal Home Loan Mortgage Corp.
4.000% due 04/01/2048 - 09/01/2049		1,158	1,109
6.154% due 08/01/2035 •		1	1
6.202% due 05/01/2034 •		5	5
6.341% due 07/01/2033 •		3	3
6.477% due 09/01/2035 •		8	9
6.481% due 08/01/2035 •		3	3
6.637% due 08/01/2034 •		6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. REMICS
2.142% due 01/15/2038 ~(a)	$3,178	$151
2.500% due 10/25/2048	3,862	3,536
4.037% due 07/15/2034 •	2	2
4.187% due 06/15/2031 •	9	9
4.237% due 12/15/2031 - 09/15/2041 •	216	214
4.267% due 11/15/2036 •	8	8
4.287% due 07/15/2039 - 02/15/2041 •	490	488
4.337% due 06/15/2031 •	23	23
4.387% due 06/15/2031 - 12/15/2037 •	42	41
4.487% due 03/15/2032 •	35	35
4.562% due 09/25/2054 •(i)	41,623	41,838
4.562% due 09/25/2055 - 12/25/2055 •	9,923	9,972
4.602% due 11/25/2054 •(i)	103,984	104,667
4.612% due 10/25/2054 - 09/25/2055 •	97,246	98,055
4.662% due 10/25/2052 •(i)	46,804	47,519
4.662% due 02/25/2055 - 06/25/2055 •	70,372	70,904
4.682% due 06/25/2055 •	38,665	39,049
4.762% due 08/25/2054 - 07/25/2055 •	36,999	37,231
4.762% due 11/25/2054 •(i)	57,083	57,277
4.787% due 11/15/2033 - 10/15/2049 •	48	49
4.812% due 12/25/2054 - 08/25/2055 •	74,787	75,348
4.862% due 12/25/2054 - 08/25/2055 •	20,152	20,328
4.912% due 05/25/2055 •	8,094	8,139
4.962% due 03/25/2055 •	1,000	1,008
5.000% due 08/15/2035	317	321

Federal Home Loan Mortgage Corp. STRIPS
4.137% due 07/15/2036 •	82	81
4.812% due 05/25/2054 •	33,970	34,217

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 10/25/2044 - 02/25/2045 •	923	867
6.500% due 07/25/2043	80	82

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 12/25/2046	2,026	1,747
3.500% due 12/25/2046	4,603	4,058

Federal National Mortgage Association
4.359% due 05/01/2036 •	65	65
4.590% due 05/01/2036 •	2	2
5.113% due 06/01/2043 •	70	71
5.114% due 03/01/2044 - 10/01/2044 •	472	476
5.663% due 08/01/2035 •	3	3
5.788% due 01/01/2036 •	6	6
5.800% due 01/01/2036 •	11	11
5.838% due 08/01/2029 •	8	8
5.927% due 11/01/2035 •	23	23
5.992% due 12/01/2036 •	1	1
5.998% due 03/01/2036 •	12	12
6.040% due 06/01/2035 •	6	6
6.075% due 12/01/2036 •	2	2
6.119% due 12/01/2040 •	3	3
6.155% due 11/01/2035 •	5	5
6.163% due 10/01/2035 •	4	4
6.175% due 09/01/2034 •	26	27
6.232% due 11/01/2034 •	14	15
6.270% due 02/01/2034 •	4	4
6.300% due 09/01/2034 •	4	4
6.323% due 07/01/2034 •	1	1
6.359% due 05/01/2034 •	0	1
6.383% due 05/01/2038 •	342	356
6.395% due 07/01/2029 •	4	5
6.460% due 05/01/2035 •	6	6
6.485% due 09/01/2034 •	3	3
6.487% due 09/01/2035 •	4	4
6.529% due 07/01/2035 •	4	4
6.582% due 05/01/2035 •	33	33
6.811% due 06/01/2035 •	11	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association REMICS
3.000% due 05/25/2028 - 06/25/2028 (a)	$1,174	$12
3.842% due 12/25/2036 - 07/25/2037 •	76	74
3.902% due 03/25/2034 •	1	1
3.912% due 03/25/2036 •	9	9
3.932% due 08/25/2034 •	9	8
3.976% due 02/25/2037 •	180	177
4.096% due 06/25/2036 •	25	25
4.116% due 11/25/2036 •	28	28
4.126% due 04/25/2036 - 09/25/2036 •	22	23
4.146% due 03/25/2036 •	13	13
4.176% due 06/25/2032 - 09/25/2032 •	7	7
4.186% due 05/18/2032 •	3	3
4.187% due 03/17/2032 •	1	1
4.196% due 03/25/2049 •	301	299
4.206% due 07/25/2036 •	9	9
4.226% due 10/25/2030 - 09/25/2037 •	38	38
4.276% due 04/25/2042 •	65	65
4.286% due 07/18/2027 - 05/18/2032 •	5	5
4.316% due 07/25/2037 •	52	52
4.406% due 04/25/2031 •	17	16
4.461% due 12/25/2047 •	5,012	5,018
4.546% due 06/25/2037 •	38	38
4.562% due 12/25/2053 •	8,296	8,328
4.562% due 09/25/2054 - 03/25/2055 •(i)	159,203	159,888
4.572% due 03/25/2055 •	712	716
4.581% due 12/25/2050 •	3,827	3,812
4.612% due 11/25/2053 - 03/25/2055 •	17,410	17,519
4.662% due 05/25/2055 - 11/25/2055 •	20,821	20,943
4.672% due 03/25/2055 •	27,800	27,721
4.673% due 07/25/2055 •	50,000	49,854
4.676% due 04/25/2032 - 11/25/2049 •	5	5
4.712% due 10/25/2054 - 09/25/2055 •	25,994	26,178
4.750% due 04/25/2056 •	78,400	78,023
4.762% due 06/25/2054 - 07/25/2055 •	54,968	55,315
4.776% due 11/25/2049 •	4	4
4.812% due 01/25/2055 - 03/25/2055 •	54,112	54,536
4.822% due 03/25/2055 •	25,736	25,953
4.842% due 08/25/2055 •	2,084	2,103
4.862% due 10/25/2053 - 11/25/2055 •	39,197	39,558
4.862% due 07/25/2055 •(i)	50,780	51,235
4.912% due 11/25/2053 - 10/25/2055 •	51,324	51,815
4.996% due 10/25/2038 •	10	10

Federal National Mortgage Association REMICS Trust
4.978% due 10/25/2042 ~	72	73

Federal National Mortgage Association Trust
4.126% due 05/25/2042 - 03/25/2044 •	38	38
4.132% due 09/25/2042 •	90	90

Government National Mortgage Association
5.125% due 11/20/2026 - 12/20/2033 •	31	30
5.375% due 08/20/2027 - 08/20/2031 •	69	70
5.625% due 06/20/2027 - 05/20/2032 •	162	162
5.983% due 05/20/2071 •	4,504	4,631

Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049	2,812	2,502
4.283% due 11/20/2069 •	303	303
4.373% due 02/20/2074 •	2,154	2,164
4.433% due 02/20/2070 •	199	199
4.463% due 04/20/2074 •	5,952	6,004
4.491% due 12/20/2068 •	9,355	9,456

66	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.523% due 04/20/2054 - 05/20/2074 •		$8,069	$8,118
4.553% due 10/20/2066 •		375	376
4.573% due 06/20/2055 - 07/20/2074 •		45,211	45,762
4.583% due 01/20/2066 •		778	781
4.623% due 01/20/2054 - 10/20/2073 •		16,175	16,420
4.633% due 04/20/2066 - 11/20/2066 •		1,928	1,936
4.653% due 09/20/2073 •		8,755	8,891
4.673% due 06/20/2055 - 05/20/2073 •		24,019	24,419
4.733% due 12/20/2066 •		371	374
4.773% due 05/20/2073 - 11/20/2073 •		8,773	8,986
4.783% due 03/20/2066 •		1,906	1,918
4.787% due 08/16/2039 •		78	78
4.823% due 07/20/2055 •		476	481
5.077% due 11/20/2067 •		594	601
5.581% due 07/20/2067 •		1,076	1,092
5.592% due 04/20/2067 •		938	950

U.S. Small Business Administration
5.370% due 04/01/2028		8	8
5.490% due 03/01/2028		4	4

Uniform Mortgage-Backed Security, TBA
5.500% due 05/01/2056 - 06/01/2056		398,700	399,835
6.000% due 05/01/2056 - 07/01/2056		185,500	188,805

Total U.S. Government Agencies (Cost $2,067,778)			2,074,567

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Inflation Protected Securities (e)
2.125% due 04/15/2029 (k)(m)		30,943	31,777

Total U.S. Treasury Obligations (Cost $30,963)			31,777

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%

Adjustable Rate Mortgage Trust
5.362% due 02/25/2035 ~		11	11

American Home Mortgage Assets Trust
3.983% due 05/25/2046 •		534	478
4.173% due 09/25/2046 •		224	218

Angel Oak Mortgage Trust
5.637% due 02/25/2070 þ		4,401	4,425
5.855% due 04/25/2070 þ		15,093	15,216

Ashford Hospitality Trust
4.745% due 04/15/2035 •		2,087	2,087

Avon Finance
4.645% due 12/28/2049 •	GBP	32,318	42,811

BAMLL Commercial Mortgage Securities Trust
4.837% due 09/15/2038 •		$4,200	4,047

Banc of America Funding Trust
5.710% due 02/20/2036 ~		144	138

Banc of America Mortgage Trust
4.309% due 02/25/2036 ~		12	11

Bank of America Mortgage Trust
5.750% due 07/20/2032 ~		1	1

Barclays Mortgage Loan Trust
5.903% due 01/25/2064 þ		13,685	13,751

Bear Stearns ALT-A Trust
4.113% due 02/25/2034 •		119	113
4.330% due 11/25/2036 ~		878	481
4.718% due 09/25/2035 ~		803	421
5.042% due 01/25/2036 ~		271	260
5.158% due 05/25/2035 ~		29	28

Bear Stearns ARM Trust
3.975% due 11/25/2034 ~		2,647	2,366
4.065% due 05/25/2047 ~		229	208
4.509% due 08/25/2033 ~		259	241
4.690% due 11/25/2030 ~		9	9
4.717% due 07/25/2033 ~		291	272

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.991% due 01/25/2035 ~		$11	$11
5.714% due 01/25/2034 ~		12	12
6.183% due 11/25/2034 ~		62	60
6.185% due 01/25/2034 ~		42	41

Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/2046 ~		997	774
4.788% due 01/26/2036 ~		1,314	940

Beast Mortgage Trust
4.837% due 03/15/2036 •		2,300	2,050

BWAY Mortgage Trust
5.037% due 09/15/2036 •		9,200	9,055

Chase Home Lending Mortgage Trust
4.912% due 09/25/2055 •		5,587	5,601

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 08/25/2035 •		29	28

CHL Mortgage Pass-Through Trust
4.253% due 05/25/2035 •		65	58
4.373% due 04/25/2035 •		1	1
4.592% due 09/25/2047 ~		44	40
5.625% due 07/19/2031 ~		1	1

CHL Reperforming Loan REMICS Trust
4.133% due 06/25/2035 •		387	378
4.723% due 01/25/2034 ~		5	4

Citigroup Mortgage Loan Trust, Inc.
3.250% due 03/25/2061 ~		481	475
3.863% due 01/25/2037 •		74	66
4.451% due 09/25/2037 ~		449	427
4.512% due 05/25/2051 •		10,319	9,645
4.957% due 07/25/2046 ~		66	63
5.162% due 06/25/2055 •		6,546	6,584
5.387% due 08/25/2035 ~		75	72
5.840% due 09/25/2035 •		1	1
5.900% due 10/25/2035 •		14	14
6.033% due 03/25/2034 ~		12	11
6.490% due 05/25/2035 •		8	8

CLNY Trust
5.163% due 11/15/2038 •		5,393	5,341

COLT Mortgage Loan Trust
5.835% due 02/25/2069 þ		14,289	14,334

Countrywide Alternative Loan Trust
3.970% due 02/20/2047 •		1,303	1,066
3.985% due 12/20/2046 •		851	769
4.113% due 02/25/2047 •		46	43
4.153% due 05/25/2047 •		829	774
4.173% due 09/25/2046 •		235	233
4.210% due 07/20/2046 •		381	333
4.213% due 07/25/2046 •		87	81
4.474% due 02/25/2037 ~		210	189
4.859% due 12/25/2035 •		130	114
4.859% due 02/25/2036 •		103	96
6.000% due 04/25/2037		100	39
6.250% due 12/25/2033		42	43

Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~		11	11
4.941% due 11/25/2034 ~		77	75
6.495% due 11/25/2033 ~		27	26

CSMC Trust
3.904% due 04/25/2062 ~		2,341	2,242
4.151% due 12/27/2060 ~		8,125	8,102
4.462% due 07/25/2056 •		9,407	8,812

Ellington Financial Mortgage Trust
5.655% due 02/25/2060 þ		2,387	2,400
5.726% due 01/25/2060 þ		2,945	2,962

Eurohome U.K. Mortgages PLC
4.015% due 06/15/2044 •	GBP	37	49

First Horizon Mortgage Pass-Through Trust
5.994% due 08/25/2035 ~		$79	52

FirstKey Master Funding
3.000% due 05/27/2036 ~		1,235	1,169

FirstMac Mortgage Funding Trust No. 4
4.780% due 09/24/2052 •	AUD	10,035	6,894

GCAT Trust
1.091% due 05/25/2066 ~		$9,618	8,484
1.348% due 05/25/2066 ~		966	857
2.650% due 10/25/2068 ~		488	477
2.885% due 12/27/2066 ~		19,061	17,656

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMACM Mortgage Loan Trust
4.156% due 08/19/2034 ~		$161	$151

Government National Mortgage Association REMICS
4.453% due 10/20/2075 •		2,635	2,657

GreenPoint Mortgage Funding Trust
4.333% due 11/25/2045 •		93	90

GreenPoint MTA Trust
4.233% due 06/25/2045 •		46	41
4.253% due 06/25/2045 •		36	28

GS Mortgage Securities Corp. Trust
5.040% due 12/15/2036 •		6,320	6,313

GS Mortgage-Backed Securities Trust
4.517% due 12/25/2051 •		8,278	7,739
4.517% due 02/25/2052 •		21,754	20,335
5.011% due 11/25/2054 •		14,004	14,041

GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		51	50

GSR Mortgage Loan Trust
4.061% due 04/25/2036 ~		94	55
4.478% due 01/25/2036 ~		71	67
4.860% due 09/25/2035 ~		200	193

HarborView Mortgage Loan Trust
4.051% due 03/19/2037 •		276	259
4.231% due 05/19/2035 •		301	293
4.271% due 03/19/2036 •		909	857
5.460% due 04/19/2034 ~		4	4
5.498% due 08/19/2036 ~		4	4

Impac CMB Trust
4.433% due 03/25/2035 •		696	684

IndyMac IMSC Mortgage Loan Trust
4.153% due 07/25/2047 •		235	159

IndyMac INDX Mortgage Loan Trust
4.173% due 09/25/2046 •		432	405
4.193% due 06/25/2046 •		180	163
4.213% due 05/25/2046 •		61	57
4.273% due 07/25/2035 •		44	42
4.368% due 12/25/2034 ~		6	6

JP Morgan Chase Commercial Mortgage Securities Trust
4.128% due 07/05/2031		5,000	4,133
4.930% due 06/15/2035 •		4,555	3,029
5.170% due 12/15/2031 •		4,190	4,183

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,168	1,060
3.500% due 08/25/2050 ~		222	201
3.842% due 04/25/2035 ~		495	415
4.517% due 02/25/2052 •		8,791	8,215
5.591% due 06/25/2065 þ		5,559	5,586

Lanebrook Mortgage Transaction PLC
4.545% due 03/15/2061 •	GBP	8,913	11,795

Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ		$2,470	2,472
6.250% due 07/25/2067 þ		4,984	4,991

Luminent Mortgage Trust
4.133% due 12/25/2036 •		266	239
4.153% due 12/25/2036 •		27	27
4.193% due 10/25/2046 •		64	60

MASTR Adjustable Rate Mortgages Trust
4.003% due 04/25/2046 •		146	137
5.598% due 11/21/2034 ~		114	114

MASTR Alternative Loan Trust
6.000% due 08/25/2033		131	133

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.487% due 11/15/2031 •		77	76

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.227% due 12/15/2030 •		76	74
4.387% due 10/20/2029 •		69	67
4.647% due 08/15/2032 •		6	6

Merrill Lynch Mortgage Investors Trust
4.213% due 02/25/2036 •		569	564
4.293% due 11/25/2035 •		62	60
5.549% due 12/25/2032 •		1	1

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage-Backed Securities Trust
3.848% due 04/25/2037 ~		$120	$104

MFA Trust
1.131% due 07/25/2060 ~		981	900
2.479% due 03/25/2065 ~		475	464

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		4,757	4,602
2.750% due 08/25/2059 ~		5,102	4,979

Morgan Stanley Capital I Trust
4.787% due 05/15/2036 •		11,400	1,624

Morgan Stanley Mortgage Loan Trust
4.233% due 02/25/2047 •		614	144
5.634% due 06/25/2036 ~		16	16

Morgan Stanley Residential Mortgage Loan Trust
4.517% due 09/25/2051 •		9,869	9,227
4.963% due 09/25/2070 ~		6,993	6,984
5.530% due 05/25/2070 ~		15,237	15,290

MortgageIT Trust
4.533% due 12/25/2034 •		96	96

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,019	981
2.464% due 01/26/2060 ~		645	608
3.500% due 12/25/2057 ~		1,133	1,104
3.500% due 10/25/2059 ~		1,055	990
4.500% due 05/25/2058 ~		4,718	4,600

NYO Commercial Mortgage Trust
4.882% due 11/15/2038 •		55,900	55,814

OBX Trust
4.443% due 06/25/2057 •		387	383
4.562% due 10/25/2051 •		5,091	4,767
5.530% due 10/25/2064 þ		6,781	6,810
5.988% due 01/25/2064 þ		6,895	6,937
6.067% due 01/25/2064 þ		8,391	8,441
6.129% due 12/25/2063 þ		14,868	14,954
6.447% due 02/25/2064 þ		9,561	9,657

Oceanview Mortgage Trust
4.611% due 05/25/2055 •		8,856	8,880

PRKCM Trust
5.101% due 10/25/2060 ~		8,805	8,787
6.333% due 03/25/2059 þ		2,378	2,396

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	75,300	51,953

PRPM LLC
4.839% due 10/25/2055 þ		$3,689	3,652
4.942% due 12/25/2055 þ		3,428	3,400

PRPM Trust
5.674% due 12/26/2069 þ		2,571	2,582
6.265% due 12/25/2068 þ		2,430	2,445
6.327% due 06/25/2069 þ		3,251	3,282

RALI Trust
4.093% due 08/25/2035 •		246	168
4.213% due 04/25/2046 •		136	33
4.293% due 08/25/2037 •		71	70
5.219% due 09/25/2045 •		123	107

Residential Asset Securitization Trust
5.396% due 12/25/2034 ~		567	538
5.750% due 02/25/2036		80	28

RFMSI Trust
6.500% due 03/25/2032		3	4

Sequoia Mortgage Trust
3.928% due 01/20/2047 ~		41	28
4.190% due 05/20/2035 •		477	447
4.435% due 11/25/2063 ~		9,362	9,355
4.550% due 10/20/2027 •		2	2
6.609% due 04/20/2035 ~		7	7

Structured Adjustable Rate Mortgage Loan Trust
4.443% due 08/25/2035 ~		117	102
5.259% due 01/25/2035 •		17	16
5.939% due 02/25/2034 ~		8	9

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •		213	83
4.173% due 07/25/2046 •		721	514
4.233% due 05/25/2036 •		1,663	1,396
4.233% due 05/25/2046 •		587	186
4.253% due 05/25/2045 •		88	85
4.291% due 07/19/2035 •		22	21

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.353% due 02/25/2036 •		$6	$5
4.371% due 07/19/2034 •		1	1
4.491% due 03/19/2034 •		39	38
4.491% due 04/19/2035 •		236	233

Structured Asset Mortgage Investments Trust
4.451% due 09/19/2032 •		1	1

Thornburg Mortgage Securities Trust
5.266% due 04/25/2045 ~		17	17

Towd Point Mortgage Funding - Granite 6 PLC
4.669% due 07/20/2053 •	GBP	5,994	7,938

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$6,288	6,155
2.710% due 01/25/2060 ~		7,108	6,870
3.750% due 05/25/2058 ~		7,900	7,763
4.103% due 01/25/2066 ~		11,350	11,205
4.793% due 05/25/2058 •		3,333	3,394
4.793% due 10/25/2059 •		2,073	2,074

Triton Bond Trust
4.555% due 02/09/2053 •	AUD	6,654	4,589

Verus Securitization Trust
5.086% due 07/25/2067 ~		$10,795	10,769
5.402% due 05/25/2065 þ		15,699	15,752
5.712% due 01/25/2069 þ		10,258	10,287
5.811% due 05/25/2068 þ		3,125	3,120
6.218% due 06/25/2069 þ		4,832	4,875
6.338% due 04/25/2069 þ		1,873	1,890
6.443% due 08/25/2068 þ		2,244	2,247
6.476% due 06/25/2068 þ		6,078	6,080

WaMu Mortgage Pass-Through Certificates Trust
3.134% due 05/25/2037 ~		155	129
3.534% due 01/25/2037 ~		124	109
3.649% due 04/25/2037 ~		91	83
3.829% due 12/25/2046 •		612	548
3.871% due 12/25/2046 •		254	236
4.030% due 02/27/2034 •		6	6
4.089% due 02/25/2037 ~		469	427
4.125% due 02/25/2037 ~		160	144
4.205% due 02/25/2037 ~		178	167
4.260% due 12/25/2036 ~		86	80
4.313% due 11/25/2045 •		29	27
4.333% due 12/25/2045 •		28	29
4.373% due 10/25/2045 •		177	172
4.413% due 01/25/2045 •		16	16
4.445% due 09/25/2036 ~		118	105
4.513% due 10/25/2045 •		294	286
4.559% due 02/25/2047 •		163	153
4.573% due 01/25/2045 •		577	560
4.589% due 01/25/2047 •		91	89
4.599% due 01/25/2047 •		188	176
4.619% due 04/25/2047 •		287	265
4.859% due 02/25/2046 •		565	526
4.859% due 08/25/2046 •		2,085	1,970
4.907% due 07/25/2046 •		81	76
4.907% due 08/25/2046 •		1,000	881
5.059% due 11/25/2042 •		47	46
5.109% due 01/25/2047 •		69	63
5.259% due 06/25/2042 •		43	41
5.259% due 08/25/2042 •		53	52
5.298% due 06/25/2034 ~		215	206
5.302% due 09/25/2033 ~		236	234
5.359% due 09/25/2046 •		133	127
5.359% due 11/25/2046 •		62	52
5.364% due 03/25/2033 ~		11	10
5.686% due 09/25/2033 ~		39	38

Washington Mutual Mortgage Pass-Through Certificates Trust
4.829% due 05/25/2046 •		149	134

Wells Fargo Commercial Mortgage Trust
5.315% due 07/15/2037 •		7,100	7,094

Total Non-Agency Mortgage-Backed Securities (Cost $708,941)			691,779

ASSET-BACKED SECURITIES 15.7%

AUTOMOBILE ABS OTHER 0.7%

Chesapeake Funding II LLC
4.442% due 05/15/2036 •		3,593	3,597
4.922% due 05/15/2035 •		2,510	2,512

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Floorplan Master Owner Trust A
4.442% due 09/15/2029 •		$29,000	$29,165

GM Financial Automobile Leasing Trust
4.083% due 05/20/2027 •		10,112	10,116

Toyota Lease Owner Trust
4.003% due 02/22/2028 •		23,200	23,171

			68,561

AUTOMOBILE SEQUENTIAL 1.3%

Ally Auto Receivables Trust
5.080% due 12/15/2028		1,261	1,266

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	565	407

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028		$7,266	7,334

Carvana Auto Receivables Trust
4.100% due 06/11/2029		21,100	21,080
4.260% due 10/10/2029		19,644	19,646

Chesapeake Funding II LLC
5.520% due 05/15/2036		5,120	5,172

Citizens Auto Receivables Trust
5.840% due 01/18/2028		2,666	2,676

CPS Auto Receivables Trust
4.910% due 06/15/2028		407	407

Enterprise Fleet Financing LLC
5.740% due 12/20/2026		2,539	2,543
5.760% due 10/22/2029		909	910
6.400% due 03/20/2030		12,479	12,593

GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		5,740	5,755

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		19,200	19,238

Hyundai Auto Receivables Trust
4.530% due 09/15/2027		1,258	1,258

LAD Auto Receivables Trust
3.750% due 05/15/2029		5,950	5,931

Oscar U.S. Funding XV LLC
5.810% due 12/10/2027		4,984	4,996

PenFed Auto Receivables Owner Trust
4.030% due 07/15/2030		5,300	5,290

SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029		4,500	4,490

Westlake Automobile Receivables Trust
3.840% due 01/16/2029		7,500	7,485

World Omni Auto Receivables Trust
5.790% due 02/15/2029		970	980

			129,457

CMBS OTHER 0.7%

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •		6,600	6,596

AREIT Trust
5.920% due 06/17/2039 •		13,531	13,538

BDS LLC
4.959% due 10/17/2042 •		6,800	6,779

BRSP Ltd.
5.127% due 08/19/2043 •		11,000	10,980

FS Rialto Issuer LLC
0.000% due 01/19/2044 •		12,400	12,402

GPMT Ltd.
5.139% due 12/15/2036 •		7,587	7,577

MF1 Ltd.
4.874% due 10/16/2036 •		10,659	10,666

PFP Ltd.
5.501% due 09/17/2039 •		3,920	3,929

			72,467

CREDIT CARD BULLET 0.5%

Evergreen Credit Card Trust
4.231% due 10/15/2029 •		48,600	48,762

68	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CREDIT CARD OTHER 0.8%

Golden Credit Card Trust
1.970% due 01/15/2029	$35,000	$34,409

Synchrony Card Funding LLC
5.740% due 10/15/2029	5,000	5,045

Trillium Credit Card Trust II
4.225% due 09/26/2030 •	43,300	43,492

		82,946

HOME EQUITY OTHER 0.9%

ABFC Trust
4.493% due 06/25/2034 •	171	172
4.768% due 06/25/2033 •	309	309

Accredited Mortgage Loan Trust
4.053% due 09/25/2036 •	379	378

ACE Securities Corp. Home Equity Loan Trust
3.913% due 10/25/2036 •	7	3
4.573% due 04/25/2034 •	9,460	8,997
4.828% due 10/25/2034 •	1,196	1,184

Amortizing Residential Collateral Trust
4.493% due 10/25/2031 •	48	48

AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.733% due 06/25/2029 •	64	67

Asset-Backed Securities Corp. Home Equity Loan Trust
3.071% due 07/25/2036 •	143	142
3.873% due 05/25/2037 •	16	12

Bear Stearns Asset-Backed Securities I Trust
5.043% due 08/25/2037 •	11	11

Bear Stearns Asset-Backed Securities Trust
4.793% due 11/25/2042 •	5	5

C-BASS Trust
3.913% due 11/25/2036 •	31	14

Chase Funding Trust
4.433% due 08/25/2032 •	14	14

Citigroup Mortgage Loan Trust, Inc.
3.853% due 07/25/2045 •	171	121

Countrywide Asset-Backed Certificates
4.083% due 05/25/2047 •	109	105

Countrywide Asset-Backed Certificates Trust
4.333% due 12/25/2034 •	2,508	2,461
4.593% due 10/25/2047 •	965	897
4.693% due 05/25/2036 •	95	94

Credit-Based Asset Servicing & Securitization LLC
3.908% due 07/25/2037 •	168	112

CWHEQ Revolving Home Equity Loan Trust
3.927% due 01/15/2037 •	3	3

Delta Funding Home Equity Loan Trust
4.607% due 09/15/2029 •	11	11

EMC Mortgage Loan Trust
4.533% due 05/25/2040 •	12	12

Finance America Mortgage Loan Trust
4.618% due 08/25/2034 •	4,133	4,030

First NLC Trust
3.863% due 08/25/2037 •	292	148

Fremont Home Loan Trust
4.528% due 01/25/2035 •	46	46

GSAA Home Equity Trust
4.333% due 07/25/2037 •	79	78

GSAMP Trust
3.933% due 12/25/2036 •	231	114
4.313% due 06/25/2036 •	1,949	1,914

Home Equity Asset Trust
4.713% due 02/25/2033 •	1	1
4.738% due 06/25/2034 •	754	754

HSI Asset Loan Obligation Trust
3.913% due 12/25/2036 •	78	22

HSI Asset Securitization Corp. Trust
4.288% due 02/25/2036 •	1,208	1,186

JP Morgan Mortgage Acquisition Trust
4.198% due 07/25/2036 •	987	979
4.213% due 10/25/2036 •	365	365

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman ABS Mortgage Loan Trust
3.883% due 06/25/2037 •	$196	$131

Long Beach Mortgage Loan Trust
4.353% due 10/25/2034 •	294	288
4.493% due 03/25/2032 •	16	16
4.768% due 04/25/2035 •	356	355

MASTR Asset-Backed Securities Trust
3.893% due 11/25/2036 •	44	12
3.893% due 01/25/2037 •	241	67
4.493% due 09/25/2034 •	4,677	4,284
4.573% due 02/25/2034 •	641	687

Merrill Lynch Mortgage Investors Trust
3.953% due 09/25/2037 •	3	1
4.033% due 02/25/2037 •	236	65

Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 05/25/2037 •	68	63
3.993% due 09/25/2036 •	16	6
4.413% due 12/25/2035 •	184	182
4.693% due 05/25/2034 •	9,176	9,920

Morgan Stanley Home Equity Loan Trust
4.783% due 05/25/2035 •	217	216

Morgan Stanley IXIS Real Estate Capital Trust
3.843% due 11/25/2036 •	7	2

New Century Home Equity Loan Trust
4.153% due 05/25/2036 •	50	50
4.723% due 11/25/2034 •	1,370	1,372

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.093% due 07/25/2036 •	1,780	1,688

RAAC Trust
4.343% due 01/25/2046 •	915	916

RCKT Mortgage Trust
4.827% due 01/25/2056 þ	4,290	4,261
5.553% due 03/25/2055 þ	5,571	5,606
5.653% due 01/25/2045 þ	5,557	5,588
6.025% due 02/25/2044 ~	3,997	4,017

Renaissance Home Equity Loan Trust
3.723% due 08/25/2033 •	196	182
4.513% due 11/25/2034 •	95	84

Securitized Asset-Backed Receivables LLC Trust
4.463% due 08/25/2034 •	3,243	3,099
4.468% due 01/25/2035 •	356	327

Soundview Home Loan Trust
4.353% due 05/25/2036 •	4,318	4,249

Towd Point Mortgage Trust
5.278% due 08/25/2065 þ	8,385	8,382
5.348% due 07/25/2065 þ	4,278	4,281
5.848% due 01/25/2064 ~	4,066	4,076
6.125% due 02/25/2064 ~	835	839
6.290% due 05/25/2064 ~	4,272	4,310

Washington Mutual Asset-Backed Certificates Trust
3.913% due 10/25/2036 •	41	14

		94,445

WHOLE LOAN COLLATERAL 0.0%

Bear Stearns Asset-Backed Securities Trust
5.500% due 09/25/2033 þ	3,194	2,847

First Franklin Mortgage Loan Trust
3.953% due 11/25/2036 •	24	26

GSAMP Trust
4.543% due 01/25/2034 •	660	687

Specialty Underwriting & Residential Finance Trust
4.768% due 12/25/2035 •	100	100

		3,660

OTHER ABS 10.8%

AGL CLO 14 Ltd.
4.800% due 12/02/2034 •	7,900	7,908

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •	17,500	17,507

Apidos CLO XI
4.908% due 04/17/2034 •	11,900	11,915

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbour CLO XIII DAC
3.154% due 08/15/2038 •	EUR	8,500	$9,795

ARES LIX CLO Ltd.
4.960% due 04/25/2034 •		$600	601

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		27,750	27,759

ARES LXV CLO Ltd.
4.788% due 07/25/2034 •		4,300	4,301

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •		10,900	10,886

Bain Capital Credit CLO Ltd.
4.661% due 04/23/2035 •		6,600	6,602
4.728% due 07/24/2034 •		13,050	13,059
4.760% due 10/21/2034 •		4,300	4,303

Bain Capital Euro CLO DAC
2.766% due 01/20/2032 •	EUR	974	1,127
3.277% due 01/22/2038 •		24,400	28,189

BlueMountain CLO Ltd.
4.858% due 10/25/2030 •		$2,337	2,340

Canyon Capital CLO Ltd.
4.682% due 10/15/2034 •		12,100	12,083

Canyon CLO Ltd.
4.752% due 07/15/2034 •		4,200	4,204

Capital Four U.S. CLO I Ltd.
4.805% due 01/18/2035 •		21,700	21,667

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •	EUR	1,513	1,751
3.006% due 10/15/2035 •		7,370	8,516

Carlyle U.S. CLO Ltd.
4.748% due 01/25/2035 •		$3,550	3,543

CarVal CLO III Ltd.
4.658% due 07/20/2032 •		10,130	10,124

CCG Receivables Trust
4.480% due 10/14/2032		12,417	12,463

Cedar Funding VI CLO Ltd.
4.758% due 04/20/2034 •		15,700	15,711

CIFC Funding Ltd.
4.880% due 10/24/2030 •		371	371

College Avenue Student Loans LLC
5.443% due 11/26/2046 •		707	713

Commonbond Student Loan Trust
2.550% due 05/25/2041		462	444
3.560% due 09/25/2045		537	516

Dell Equipment Finance Trust
4.690% due 08/22/2030		4,020	4,025

Dryden 27 R Euro CLO DAC
2.676% due 04/15/2033 •	EUR	3,340	3,865

Dryden 54 Senior Loan Fund
4.818% due 10/19/2029 •		$142	142

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •		1,400	1,400

ECMC Group Student Loan Trust
4.526% due 02/27/2068 •		10,977	10,924
4.776% due 07/25/2069 •		5,734	5,734
4.826% due 05/25/2067 •		793	795

Elevation CLO Ltd.
4.798% due 07/25/2034 •		19,200	19,220

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		16,505	14,941

Euro-Galaxy III CLO DAC
2.650% due 04/24/2034 •	EUR	3,208	3,713

Fair Oaks Loan Funding V DAC
3.251% due 10/15/2036 •		6,200	7,162

Flatiron CLO 19 Ltd.
4.833% due 11/16/2034 •		$4,044	4,047

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •		3,414	3,416

Galaxy XXII CLO Ltd.
4.683% due 04/16/2034 •		700	700

Gallatin CLO VIII Ltd.
5.024% due 07/15/2031 •		7,497	7,505

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		5,400	5,402

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest CLO XXI DAC
2.776% due 07/15/2031 •	EUR	3,208	$3,712

ICG U.S. CLO Ltd.
4.818% due 10/20/2034 •		$17,200	17,221

Indigo Credit Management I DAC
3.276% due 10/15/2037 •	EUR	6,000	6,932

Invesco Euro CLO I DAC
2.666% due 07/15/2031 •		1,042	1,206

Invesco Euro CLO XI DAC
3.287% due 10/22/2036 •		12,200	14,093

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		$9,500	9,508

KKR CLO 42 Ltd.
4.818% due 07/20/2034 •		5,900	5,907

LCM 34 Ltd.
4.848% due 10/20/2034 •		1,550	1,552

Madison Park Funding XLIX Ltd.
4.718% due 10/19/2034 •		7,500	7,503

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		17,300	17,289

Margay CLO II DAC
3.244% due 07/15/2037 •	EUR	8,100	9,341

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •		$128	128

MMAF Equipment Finance LLC
5.200% due 09/13/2027		2,150	2,154

Navient Education Loan Trust
5.020% due 07/15/2055		5,698	5,714

Navient Private Education Loan Trust
2.460% due 11/15/2068		771	748
4.687% due 11/15/2068 •		1,115	1,113
5.237% due 07/16/2040 •		1,681	1,684

Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		381	346
1.170% due 09/16/2069		3,527	3,309
1.330% due 04/15/2069		4,375	4,017
1.690% due 05/15/2069		6,285	5,892
4.787% due 04/15/2069 •		4,564	4,544
5.387% due 11/15/2068 •		366	370

Navient Refinance Loan Trust
4.800% due 10/15/2055		19,963	19,878

Navient Student Loan Trust
4.576% due 07/26/2066 •		7,304	7,259
5.372% due 03/15/2072 •		11,447	11,516

Nelnet Student Loan Trust
4.376% due 02/27/2051 •		781	781
4.476% due 09/27/2038 •		1,644	1,640
4.480% due 04/20/2062 •		7,614	7,588
4.576% due 09/25/2065 •		916	917
4.593% due 08/25/2067 •		11,514	11,493
4.610% due 02/21/2061		13,331	13,169
4.626% due 02/25/2066 •		1,308	1,303
4.650% due 08/20/2054		20,996	20,754
4.676% due 06/27/2067 •		23,225	23,199
4.973% due 02/21/2061 •		4,124	4,146
5.022% due 05/17/2055 •		32,248	32,455
5.023% due 06/22/2065 •		36,410	36,718

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.718% due 07/17/2036 •		3,300	3,302

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.727% due 10/14/2036 •		3,100	3,102

Octagon 64 Ltd.
4.930% due 07/21/2035 •		25,500	25,511

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •		19,150	19,156

Pagaya AI Debt Grantor Trust
4.497% due 04/15/2033		10,899	10,864

Penta CLO 9 DAC
2.880% due 07/25/2036 •	EUR	9,900	11,414

Pikes Peak CLO 2
4.888% due 10/11/2034 •		$17,300	17,324

Pikes Peak CLO 4
4.882% due 07/15/2034 •		6,100	6,108

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Post CLO Ltd.
4.752% due 10/15/2034 •		$8,150	$8,158

Progress Residential Trust
1.692% due 08/17/2040		8,002	7,492
2.013% due 11/17/2040		4,337	4,071

Residential Asset Mortgage Products Trust
4.813% due 01/25/2034 •		211	223

Rockford Tower CLO Ltd.
4.868% due 07/20/2035 •		8,300	8,304

Rockford Tower Europe CLO DAC
3.271% due 08/29/2036 •	EUR	8,000	9,242

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		$11,450	11,462

Silver Rock CLO II Ltd.
4.708% due 01/20/2035 •		1,250	1,250

SLM Student Loan Trust
4.226% due 06/25/2043 •		5,300	5,189
4.426% due 12/27/2038 •		925	916
4.476% due 01/25/2029 •		2,170	2,121
4.899% due 04/25/2049 •		19	19
5.849% due 01/27/2027 •		956	960

SMB Private Education Loan Trust
0.000% due 03/15/2056 •(b)		15,300	15,199
1.340% due 03/17/2053		5,222	4,948
1.600% due 09/15/2054		4,496	4,252
4.517% due 01/15/2053 •		4,287	4,250
4.643% due 09/15/2054 •		16,419	16,360
4.772% due 06/17/2052 •		1,658	1,657
4.772% due 07/15/2053 •		13,845	13,838
4.872% due 03/17/2053 •		4,277	4,297
5.022% due 10/16/2056 •		4,428	4,470
5.090% due 10/16/2056		2,635	2,657
5.122% due 04/15/2054 •		18,716	18,956
5.122% due 02/16/2055 •		8,822	8,911
5.122% due 03/15/2056 •		4,081	4,121
5.222% due 11/15/2052 •		7,490	7,573
5.240% due 03/15/2056		7,794	7,871
5.322% due 09/15/2053 •		2,604	2,650
5.472% due 10/16/2056 •		4,283	4,374
5.500% due 06/17/2052		3,843	3,922
5.522% due 05/16/2050 •		2,736	2,781

SoFi Consumer Loan Program Trust
4.800% due 02/27/2034		867	869
4.820% due 06/25/2034		10,266	10,301

SoFi Professional Loan Program LLC
1.950% due 02/15/2046		5,851	5,513

Sound Point CLO XXVIII Ltd.
4.948% due 01/25/2032 •		5,854	5,851

Stonepeak ABS
2.301% due 02/28/2033		2,984	2,922

Symphony CLO XIX Ltd.
4.893% due 04/16/2031 •		470	470

Symphony CLO XXII Ltd.
4.848% due 04/18/2033 •		4,103	4,106

Symphony CLO XXIV Ltd.
4.801% due 10/23/2035 •		10,300	10,287

Symphony CLO XXIX Ltd.
4.822% due 10/15/2035 •		5,450	5,443

Symphony CLO XXXII Ltd.
4.821% due 10/23/2035		7,250	7,251

TCI-Symphony CLO Ltd.
4.933% due 10/13/2032 •		8,666	8,675

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •		23,000	23,030

Toro European CLO 2 DAC
3.020% due 07/25/2034 •	EUR	10,700	12,365

Toro European CLO 6 DAC
2.951% due 01/12/2032 •		5,472	6,331

Towd Point Asset Trust
4.490% due 11/20/2061 •		$4,696	4,688

Tralee CLO V Ltd.
4.748% due 10/20/2034 •		4,300	4,294

Trinitas CLO VII Ltd.
4.728% due 01/25/2035 •		5,300	5,302

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinitas CLO XIX Ltd.
4.778% due 10/20/2033 •		$14,200	$14,201

UPX HIL Issuer Trust
5.160% due 01/25/2047		1,248	1,244

Venture 33 CLO Ltd.
4.994% due 07/15/2031 •		992	993

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •		5,600	5,607

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •		5,953	5,959

Vibrant CLO XII Ltd.
4.818% due 04/20/2034 •		7,100	7,109

Volvo Financial Equipment LLC
4.560% due 05/17/2027		4,349	4,352

Voya CLO Ltd.
4.728% due 04/20/2034 •		7,900	7,906

Wind River CLO Ltd.
4.732% due 10/15/2034 •		7,460	7,464
4.778% due 07/20/2034 •		18,300	18,312

			1,128,608

Total Asset-Backed Securities (Cost $1,632,317)			1,628,906

SOVEREIGN ISSUES 4.1%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	13,210,000	13,915
5.000% due 10/01/2028		2,580,000	2,772
5.800% due 10/01/2029		7,075,000	7,778

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	5,300	1,023
0.000% due 07/01/2026 (d)		236,800	44,273
0.000% due 10/01/2026 (d)		706,500	127,778

Chile Government International Bonds
2.750% due 01/31/2027		$900	888

Eagle Funding Luxco SARL
5.500% due 08/17/2030		57,650	58,025

Korea Housing Finance Corp.
4.475% due 04/06/2026	AUD	1,000	690

KSA Sukuk Ltd.
5.250% due 06/04/2027		$59,800	60,292

Panama Government International Bonds
3.875% due 03/17/2028		6,700	6,598
8.875% due 09/30/2027		11,026	11,730

Republic of South Africa Government International Bonds
4.875% due 04/14/2026		33,328	33,352

Romania Government International Bonds
5.250% due 11/25/2027		4,600	4,596

Saudi Government International Bonds
0.750% due 07/09/2027	EUR	13,950	15,609
5.125% due 01/13/2028		$32,410	32,762

Total Sovereign Issues (Cost $423,816)			422,081

SHORT-TERM INSTRUMENTS 33.5%

COMMERCIAL PAPER 6.1%

AMETEK, Inc.
3.900% due 04/09/2026		8,800	8,791

Becton Dickinson & Co.
3.880% due 04/01/2026		39,200	39,196

Constellation Energy Generation LLC
3.870% due 04/01/2026		1,200	1,200
3.870% due 04/02/2026		1,300	1,300
4.100% due 04/06/2026		19,600	19,586
4.130% due 04/24/2026		17,100	17,049
4.130% due 04/28/2026		33,200	33,085

70	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
4.180% due 04/16/2026	$24,000	$23,955
4.200% due 04/14/2026	39,000	38,936
4.200% due 04/16/2026	22,900	22,857

Glencore Funding LLC
4.130% due 04/30/2026	73,100	72,856

HCA, Inc.
4.250% due 05/01/2026	3,600	3,587
4.250% due 05/13/2026	6,300	6,267

Jabil, Inc.
4.150% due 05/13/2026	80,100	79,660

JTI Financial Services North America LLC
3.880% due 05/04/2026	49,900	49,723

Keurig Dr. Pepper, Inc.
4.300% due 04/08/2026	28,300	28,274
4.300% due 04/13/2026	13,700	13,679
4.350% due 05/08/2026	50,900	50,668

Leidos, Inc.
4.180% due 04/28/2026	15,400	15,350

ONEOK, Inc.
4.150% due 04/10/2026	14,500	14,484

Phillips 66
4.050% due 04/01/2026	300	300
4.050% due 04/02/2026	400	400
4.100% due 04/08/2026	60,100	60,046
4.150% due 04/20/2026	10,600	10,576

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rogers Communications, Inc.
4.150% due 04/16/2026	$23,150	$23,108

		634,933

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (f)	1,256,820	1,257

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 0.3%
		35,300

U.S. TREASURY BILLS 27.1%
3.710% due 04/07/2026 - 10/01/2026 (c)(d)(m)	2,854,558	2,819,775

Total Short-Term Instruments (Cost $3,491,456)		3,491,265

Total Investments in Securities (Cost $13,836,567)		13,824,027

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.6%

SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%

PIMCO Short Asset Portfolio	48,770,417	$478,681

PIMCO Short-Term Floating NAV Portfolio III	1,509	15

Total Short-Term Instruments (Cost $478,507)		478,696

Total Investments in Affiliates (Cost $478,507)		478,696

Total Investments 137.4% (Cost $14,315,074)		$14,302,723

Financial Derivative Instruments (j)(l) 0.3% (Cost or Premiums, net $27,407)		35,077

Other Assets and Liabilities, net (37.7)%		(3,928,339)

Net Assets 100.0%		$10,409,461

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.360%	06/08/2029	01/16/2026	$7,600	$7,564	0.07%
Royal Bank of Scotland International Ltd.	4.660	12/16/2028	11/18/2025	25,000	24,679	0.24

				$32,600	$32,243	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	3.620%	03/31/2026	04/01/2026	$6,400	U.S. Treasury Bonds 4.625% due 11/15/2044	$(6,518)	$6,400	$6,401
SAL	3.720	03/31/2026	04/01/2026	28,900	U.S. Treasury Bills 0.000% due 04/28/2026	(29,491)	28,900	28,903

Total Repurchase Agreements						$(36,009)	$35,300	$35,304

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SAL	3.810%	03/31/2026	04/09/2026	$(437,975)	$(438,022)

Total Reverse Repurchase Agreements					$(438,022)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$6,401	$0	$0	$6,401	$(6,518)	$(117)
SAL	28,903	(438,022)	0	(409,119)	432,933	23,814

Total Borrowings and Other Financing Transactions	$35,304	$(438,022)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(438,022)	$0	$0	$(438,022)

Total Borrowings	$0	$(438,022)	$0	$0	$(438,022)

Payable for reverse repurchase agreements					$(438,022)

(i)	Securities with an aggregate market value of $462,423 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(151,723) at a weighted average interest rate of 4.365%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2026	3,621	$1,016,827	$(2,091)	$0	$0
3-Month SOFR Active Contract December Futures	03/2028	3,539	854,624	(1,373)	177	0
3-Month SONIA December Futures	03/2027	3,128	989,927	(4,997)	1,138	0
Australia Government 3-Year Bond June Futures	06/2026	7,649	547,031	(2,147)	2,458	0
U.S. Treasury 2-Year Note June Futures	06/2026	12,851	2,665,880	4,601	1,004	0
U.S. Treasury 5-Year Note June Futures	06/2026	508	54,955	(437)	71	0

				$(6,444)	$4,848	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2026	1,986	$(220,539)	$4,327	$0	$(465)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	3,065	(347,925)	4,346	0	(910)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	1,246	(145,237)	4,230	0	(273)

				$12,903	$0	$(1,648)

Total Futures Contracts				$6,459	$4,848	$(1,648)

72	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	153,220	$(3,964)	$(2,568)	$(6,532)	$488	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		86,330	(2,952)	(831)	(3,783)	259	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.650	Annual	09/11/2027		$640,500	1,030	(971)	59	0	(197)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		332,700	(685)	(1,312)	(1,997)	0	(313)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		650,129	2,033	4,419	6,452	0	(644)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		5,200	0	49	49	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		38,700	0	319	319	0	(39)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.376	Annual	08/31/2030		68,700	0	546	546	0	(68)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		7,700	0	52	52	0	(8)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		11,300	0	71	71	0	(11)
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028	CLP	2,969,800	0	36	36	0	(1)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		6,427,300	0	95	95	3	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		5,575,100	0	92	92	4	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		6,519,200	0	97	97	5	0

Total Swap Agreements							$(4,538)	$94	$(4,444)	$759	$(1,286)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$5,790	$759	$6,549	$0	$(1,648)	$(1,286)	$(2,934)

(k)

Securities with an aggregate market value of $30,885 and cash of $36,786 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $942 for closed futures is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	963		$703	$11	$0
	04/2026		$13,035	GBP	9,849	1	0
	05/2026	GBP	9,849		$13,035	0	(1)

BOA	04/2026	BRL	16,800		3,218	0	(26)
	04/2026	EUR	2,061		2,401	19	0
	04/2026		$3,203	BRL	16,800	40	0
	06/2026	ILS	3		$1	0	0
	06/2026		$431	BRL	2,288	5	0
	10/2026	BRL	17,900		$3,275	0	(38)

BPS	04/2026		144,137		25,945	0	(1,881)
	04/2026	CLP	2,768,955		3,089	100	0
	04/2026	GBP	3,044		4,037	8	0
	04/2026	ILS	8		3	0	0
	04/2026		$27,402	BRL	144,137	424	0
	04/2026		3,032	CLP	2,768,955	0	(42)
	06/2026	CLP	2,768,955		$3,032	40	0
	06/2026		$8,684	BRL	46,143	108	0
	07/2026	BRL	50,700		$9,458	0	(132)
	10/2026		95,300		17,340	0	(299)

BSH	04/2026		279,900		50,719	0	(3,318)
	04/2026		$53,854	BRL	279,900	182	0
	04/2026		72,655	GBP	54,579	0	(415)
	05/2026	GBP	54,579		$72,652	415	0
	10/2026	BRL	298,600		55,066	0	(199)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	04/2026	AUD	5,265		$3,694	$62	$0
	04/2026	EUR	2,394		2,746	0	(21)
	04/2026	GBP	2,286		3,061	35	0
	04/2026		$1,569	AUD	2,233	0	(28)
	04/2026		1,915	GBP	1,428	0	(25)
	05/2026		1,450	AUD	2,116	9	0
	06/2026	ILS	26		$8	0	0

DUB	04/2026		17		5	0	0
	04/2026		$71,095	AUD	103,637	409	0
	05/2026	AUD	103,637		$71,068	0	(410)

FAR	04/2026		41,536		29,437	779	0
	04/2026	CHF	215		269	1	0
	04/2026	GBP	42,727		57,740	1,187	0
	04/2026		$278	CHF	215	0	(10)
	05/2026		269		214	0	(1)

GLM	04/2026	BRL	542,669		$97,801	0	(6,964)
	04/2026	ILS	9		3	0	0
	04/2026		$103,113	BRL	542,669	1,652	0
	06/2026	BRL	213,365		$39,623	0	(1,029)
	06/2026		$1,291	BRL	6,867	18	0
	06/2026		121	MXN	2,155	0	(1)
	07/2026	BRL	108,300		$20,184	0	(301)
	07/2026		$28,599	BRL	153,791	492	0
	10/2026	BRL	241,000		$44,485	0	(119)

IND	04/2026	EUR	166,247		196,302	4,145	0

JPM	04/2026	BRL	125,700		24,083	0	(184)
	04/2026		$23,795	BRL	125,700	472	0
	05/2026	AUD	4,190		$2,872	0	(18)
	07/2026	BRL	77,800		14,381	0	(335)
	10/2026		53,700		9,778	0	(161)

MBC	04/2026	AUD	4,872		3,371	10	0
	04/2026	EUR	1,628		1,871	0	(11)
	04/2026	GBP	21,237		28,307	197	0
	04/2026		$8,964	AUD	12,787	0	(142)
	04/2026		4,603	GBP	3,438	0	(53)

SCX	04/2026		696	CAD	964	0	(3)
	05/2026	CAD	963		$696	3	0
	06/2026	CLP	13,374,321		15,055	606	0

SOG	04/2026		$198,869	EUR	172,330	319	0
	05/2026	EUR	172,330		$199,180	0	(311)

SSB	04/2026	AUD	66,984		47,667	1,452	0
	05/2026		$2,267	GBP	1,716	4	0

UAG	06/2026	CLP	7,169,373		$8,270	524	0
	06/2026	ILS	3		1	0	0

Total Forward Foreign Currency Contracts						$13,729	$(16,478)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	23,800	$11	$25

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	956,800	989	2,597

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	786,800	704	530
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	2,544,000	1,161	2,695

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	441,200	331	280
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	754,200	845	552

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	702,900	633	474
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	827,500	927	606
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	181,500	182	493

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	1,639,500	1,148	1,040
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	96,400	86	65
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	1,687,800	1,793	4,582

Total Purchased Options							$8,810	$13,939

74	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	71,050	$16,204	$(1,985)	$14,219	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		5,080	1,161	(145)	1,016	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		25,170	5,770	(733)	5,037	0

Total Swap Agreements							$23,135	$(2,863)	$20,272	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$12	$0	$0	$12	$(1)	$0	$0	$(1)	$11	$0	$11
BOA	64	0	14,219	14,283	(64)	0	0	(64)	14,219	(14,010)	209
BPS	680	25	1,016	1,721	(2,354)	0	0	(2,354)	(633)	365	(268)
BSH	597	0	0	597	(3,932)	0	0	(3,932)	(3,335)	2,636	(699)
CBK	106	0	0	106	(74)	0	0	(74)	32	0	32
DUB	409	2,597	0	3,006	(410)	0	0	(410)	2,596	(3,010)	(414)
FAR	1,967	3,225	0	5,192	(11)	0	0	(11)	5,181	(6,370)	(1,189)
GLM	2,162	832	0	2,994	(8,414)	0	0	(8,414)	(5,420)	4,143	(1,277)
IND	4,145	0	0	4,145	0	0	0	0	4,145	(5,680)	(1,535)
JPM	472	0	5,037	5,509	(698)	0	0	(698)	4,811	(5,120)	(309)
MBC	207	0	0	207	(206)	0	0	(206)	1	0	1
MYC	0	1,573	0	1,573	0	0	0	0	1,573	(2,020)	(447)
NGF	0	5,687	0	5,687	0	0	0	0	5,687	(6,617)	(930)
SCX	609	0	0	609	(3)	0	0	(3)	606	(450)	156
SOG	319	0	0	319	(311)	0	0	(311)	8	0	8
SSB	1,456	0	0	1,456	0	0	0	0	1,456	(1,770)	(314)
UAG	524	0	0	524	0	0	0	0	524	(340)	184

Total Over the Counter	$13,729	$13,939	$20,272	$47,940	$(16,478)	$0	$0	$(16,478)

(m)

Securities with an aggregate market value of $7,144 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,790	$5,790
Swap Agreements	0	0	0	0	759	759

	$0	$0	$0	$0	$6,549	$6,549

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,729	$0	$13,729
Purchased Options	0	0	0	0	13,939	13,939
Swap Agreements	0	20,272	0	0	0	20,272

	$0	$20,272	$0	$13,729	$13,939	$47,940

	$0	$20,272	$0	$13,729	$20,488	$54,489

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,648	$1,648
Swap Agreements	0	0	0	0	1,286	1,286

	$0	$0	$0	$0	$2,934	$2,934

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,478	$0	$16,478

	$0	$0	$0	$16,478	$2,934	$19,412

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33,696	$33,696
Swap Agreements	0	55	0	0	(28,897)	(28,842)

	$0	$55	$0	$0	$4,799	$4,854

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(60,289)	$0	$(60,289)
Purchased Options	0	0	0	0	(2,954)	(2,954)
Written Options	0	310	0	0	0	310
Swap Agreements	0	2,536	0	0	0	2,536

	$0	$2,846	$0	$(60,289)	$(2,954)	$(60,397)

	$0	$2,901	$0	$(60,289)	$1,845	$(55,543)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(15,648)	$(15,648)
Swap Agreements	0	27	0	0	19,890	19,917

	$0	$27	$0	$0	$4,242	$4,269

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,223	$0	$1,223
Purchased Options	0	0	0	0	3,851	3,851
Swap Agreements	0	(2,863)	0	0	0	(2,863)

	$0	$(2,863)	$0	$1,223	$3,851	$2,211

	$0	$(2,836)	$0	$1,223	$8,093	$6,480

76	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,491,487	$32,243	$3,523,730
Industrials	0	1,528,575	0	1,528,575
Utilities	0	431,347	0	431,347
U.S. Government Agencies	0	2,074,567	0	2,074,567
U.S. Treasury Obligations	0	31,777	0	31,777
Non-Agency Mortgage-Backed Securities	0	639,826	51,953	691,779
Asset-Backed Securities
Automobile ABS Other	0	68,561	0	68,561
Automobile Sequential	0	129,457	0	129,457
CMBS Other	0	72,467	0	72,467
Credit Card Bullet	0	48,762	0	48,762
Credit Card Other	0	82,946	0	82,946
Home Equity Other	0	94,445	0	94,445
Whole Loan Collateral	0	3,660	0	3,660
Other ABS	0	1,128,608	0	1,128,608
Sovereign Issues	0	422,081	0	422,081
Short-Term Instruments
Commercial Paper	0	634,933	0	634,933
Mutual Funds	1,257	0	0	1,257
Repurchase Agreements	0	35,300	0	35,300
U.S. Treasury Bills	0	2,819,775	0	2,819,775

	$1,257	$13,738,574	$84,196	$13,824,027

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$478,696	$0	$0	$478,696

Total Investments	$479,953	$13,738,574	$84,196	$14,302,723

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,596	2,011	0	5,607
Over the counter	0	47,940	0	47,940

	$3,596	$49,951	$0	$53,547

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,934)	0	(2,934)
Over the counter	0	(16,478)	0	(16,478)

	$0	$(19,412)	$0	$(19,412)

Total Financial Derivative Instruments	$3,596	$30,539	$0	$34,135

Totals	$483,549	$13,769,113	$84,196	$14,336,858

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	77

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

78	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2026

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets.

Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Government Money Market Fund	Daily	Monthly

PIMCO Low Duration Fund	Daily	Monthly

PIMCO Low Duration Fund II	Daily	Monthly

PIMCO Low Duration ESG Fund	Daily	Monthly

PIMCO Short Asset Investment Fund	Daily	Monthly

PIMCO Short-Term Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Notes to Financial Statements	(Cont.)

capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares, except for PIMCO Government Money Market Fund, are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). PIMCO Government Money Market Fund shares are valued as of 5:30 p.m., Eastern Time (or an earlier time if the Fund closes earlier) on each day the NYSE is open for trading. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

Except for the PIMCO Government Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic

80	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2026

equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

The PIMCO Government Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	81

Notes to Financial Statements	(Cont.)

holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

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Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price. The PIMCO Government Money Market Fund is an exception because this Fund values all holdings at amortized cost.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund (except the PIMCO Government Money Market Fund) may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Low Duration ESG Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund	$730,147	$26,784	$0	$0	$10,137	$767,068	$26,793	$0

PIMCO Low Duration Fund II	36,989	1,614	0	0	256	38,859	1,615	0

PIMCO Short Asset Investment Fund	86,520	103,805	0	0	284	190,609	6,394	0

PIMCO Short-Term Fund	8,316	514,233	(44,000)	(4)	136	478,681	10,180	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund	$173,012	$656,544	$(763,293)	$(6)	$43	$66,300	$3,215	$0

PIMCO Low Duration Fund II	5,468	138,303	(134,300)	0	1	9,472	202	0

PIMCO Short Asset Investment Fund	92	144,675	(144,766)	(1)	0	0	78	0

PIMCO Short-Term Fund	106	22,909	(23,000)	0	0	15	8	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Bank Obligations in which a Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against Funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable

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Notes to Financial Statements	(Cont.)

from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

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Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations,

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Notes to Financial Statements	(Cont.)

including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for

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temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange.

A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium

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which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to

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perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may

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Notes to Financial Statements	(Cont.)

include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	—	X	—	X	—	X

Market	X	X	X	X	X	X

Issuer	—	X	X	X	X	X

Liquidity	—	X	X	X	X	X

Derivatives	—	X	X	X	X	X

Equity	—	X	X	X	—	X

Mortgage-Related and Other Asset-Backed Securities	—	X	X	X	X	X

Collateralized Loan Obligations	—	X	—	—	—	X

Foreign (Non-U.S.) Investment	—	X	—	X	X	X

Emerging Markets	—	X	—	X	X	—

Sovereign Debt	—	X	—	X	—	—

Currency	—	X	—	X	—	X

Leveraging	—	X	X	X	X	X

Management	X	X	X	X	X	X

Reverse Repurchase Agreements and Other Borrowings	X	—	—	—	—	—

Short Exposure	—	X	X	X	X	X

Environmental, Social and Governance	—	—	—	X	—	—

Turnover	—	X	X	—	—	—

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Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

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Notes to Financial Statements	(Cont.)

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Reverse Repurchase Agreements and Other Borrowings Risk is the risk that reverse repurchase agreements or other borrowings may increase a Fund’s overall investment exposure and that the related transaction costs may detract from Fund performance.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because the Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

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Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

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Notes to Financial Statements	(Cont.)

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo

Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

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March 31, 2026

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class M	I-2	I-3		Administrative Class	Class A	Class C	Class C-2	Class R
PIMCO Government Money Market Fund	0.12%	0.06%	0.06%	0.16%	N/A		0.06%	0.21%	0.21%	N/A	N/A
PIMCO Low Duration Fund	0.25%	0.21%	N/A	0.31%	0.41%	(1)	0.21%	0.25%	0.30%	0.30%	0.30%
PIMCO Low Duration Fund II	0.25%	0.25%	N/A	N/A	N/A		0.25%	N/A	N/A	N/A	N/A
PIMCO Low Duration ESG Fund	0.25%	0.25%	N/A	0.35%	0.45%	*(1)	N/A	N/A	N/A	N/A	N/A
PIMCO Short Asset Investment Fund	0.20%	0.14%	0.14%	0.24%	0.34%	(1)	0.14%	0.24%	N/A	N/A	N/A
PIMCO Short-Term Fund	0.25%	0.20%	N/A	0.30%	0.40%	(1)	0.20%	0.20%	0.20%	N/A	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended March 31, 2026.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C, Class C-2 and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C, Class C-2 and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Low Duration Fund Class C shares and PIMCO Short-Term Fund Class C shares, the Distributor received distribution fees from the Trust of up to 0.30%), 0.50% for Class C-2 shares and 0.25% for Class R shares of the Funds (except for the

PIMCO Government Money Market Fund), and in connection with personal services rendered to Class A, Class C, Class C-2 and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C, Class C-2 and Class R shares of the Funds (except for the PIMCO Government Money Market Fund) (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution,

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Notes to Financial Statements	(Cont.)

administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to

0.25% of the average daily net assets attributable to the Administrative Class shares of the Funds (except for the PIMCO Government Money Market Fund).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

PIMCO Government Money Market Fund	—	0.10%	(1)

All other Funds	—	0.25%
Class C

PIMCO Government Money Market Fund	—	0.10%	(1)

PIMCO Low Duration Fund and PIMCO Short-Term Fund	0.30%	0.25%

All other Funds	0.75%	0.25%
Class C-2

PIMCO Low Duration Fund	0.50%	0.25%
Class R

PIMCO Low Duration Fund and PIMCO Short-Term Fund	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

PIMCO Government Money Market Fund	0.10%(1)

All other Funds	0.25%

(1)

With respect to the PIMCO Government Money Market Fund only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

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(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Low Duration Fund, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

To maintain certain net yields for the PIMCO Government Money Market Fund, PIMCO and the Distributor have entered into the Fee and Expense Limitation Agreement, pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the PIMCO Government Money Market Fund’s Supervisory and Administrative Fee, any distribution and/or service (12b-1) fees applicable to a class of such Fund, or the Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the PIMCO Government Money Market Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Fee and Expense Limitation Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee Fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit; ii) exceed the total Reimbursement Amount; iii) include any amounts previously reimbursed to PIMCO; or iv) cause any class of the Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or the Distributor for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield. As of March 31, 2026, there were no recoverable amounts.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Government Money Market Fund	$0

PIMCO Low Duration Fund	14

PIMCO Short Asset Investment Fund	13

PIMCO Short-Term Fund	45

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the PIMCO Low Duration ESG Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and

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Notes to Financial Statements	(Cont.)

administrative fees, service fees or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Fund and will not be waived under the contractual waiver described above. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Government Money Market Fund	$0	$0	$0	$0

PIMCO Low Duration Fund	20,709,330	21,962,878	387,416	652,777

PIMCO Low Duration Fund II	953,481	1,013,635	8,585	18,388

PIMCO Low Duration ESG Fund	260,609	314,394	22,917	58,535

PIMCO Short Asset Investment Fund	191,918	42,519	963,085	870,011

PIMCO Short-Term Fund	7,133,958	6,332,536	4,485,402	4,245,389

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund				PIMCO Low Duration Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,449,944	$5,449,945	4,719,768	$4,719,767	237,436	$2,213,724	327,095	$3,026,301

Class M	7,388,072	7,388,072	7,812,072	7,812,073	N/A	N/A	N/A	N/A

I-2	15,074	15,075	23,159	23,158	18,885	176,251	20,206	186,551

I-3	N/A	N/A	N/A	N/A	1,238	11,547	3,163	28,996

Administrative Class	160,157	160,156	131,413	131,414	450	4,191	587	5,417

Class A	3,221,815	3,221,816	3,031,462	3,031,461	9,385	87,575	9,492	87,561

Class C	26,561	26,561	49,250	49,250	311	2,900	280	2,590

Class C-2	N/A	N/A	N/A	N/A	21	194	60	551

Class R	N/A	N/A	N/A	N/A	994	9,267	1,022	9,449
Issued as reinvestment of distributions

Institutional Class	32,832	32,832	30,616	30,616	20,704	193,232	20,268	187,318

Class M	13,280	13,280	20,722	20,722	N/A	N/A	N/A	N/A

I-2	450	450	854	854	2,228	20,797	2,343	21,643

I-3	N/A	N/A	N/A	N/A	120	1,116	163	1,505

Administrative Class	2,499	2,499	2,313	2,313	78	728	84	776

Class A	107,223	107,223	92,608	92,608	1,890	17,646	2,071	19,135

Class C	1,953	1,953	2,662	2,662	69	647	83	763

Class C-2	N/A	N/A	N/A	N/A	4	35	4	37

Class R	N/A	N/A	N/A	N/A	283	2,645	301	2,777
Cost of shares redeemed

Institutional Class	(5,167,368)	(5,167,368)	(3,998,317)	(3,998,317)	(479,773)	(4,471,426)	(269,265)	(2,484,257)

Class M	(7,460,576)	(7,460,576)	(7,943,949)	(7,943,949)	N/A	N/A	N/A	N/A

I-2	(22,020)	(22,020)	(25,257)	(25,257)	(22,162)	(206,953)	(31,490)	(290,795)

I-3	N/A	N/A	N/A	N/A	(1,582)	(14,749)	(3,581)	(33,071)

Administrative Class	(201,049)	(201,049)	(81,620)	(81,620)	(675)	(6,281)	(720)	(6,651)

Class A	(2,882,809)	(2,882,809)	(2,024,655)	(2,024,655)	(15,472)	(144,411)	(18,343)	(169,304)

Class C	(40,929)	(40,929)	(55,017)	(55,017)	(641)	(5,985)	(872)	(8,057)

Class C-2	N/A	N/A	N/A	N/A	(26)	(240)	(39)	(357)

Class R	N/A	N/A	N/A	N/A	(1,806)	(16,832)	(2,161)	(19,918)

Net increase (decrease) resulting from Fund share transactions	645,109	$645,111	1,788,084	$1,788,083	(228,041)	$(2,124,382)	60,751	$568,960

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Notes to Financial Statements	(Cont.)

	PIMCO Low Duration Fund II				PIMCO Low Duration ESG Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,537	$42,405	3,204	$29,567	9,405	$86,907	6,206	$56,300

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	1,725	15,885	1,618	14,684

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	0	5	28	255	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,014	9,481	1,125	10,388	939	8,670	905	8,231

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	222	2,049	238	2,165

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	39	361	39	362	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(5,486)	(51,251)	(10,097)	(93,149)	(8,310)	(76,729)	(7,902)	(71,734)

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	(2,029)	(18,724)	(3,222)	(29,277)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	(20)	(185)	(10)	(90)	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	84	$816	(5,711)	$(52,667)	1,952	$18,058	(2,157)	$(19,631)

102	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2026

PIMCO Short Asset Investment Fund				PIMCO Short-Term Fund

Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

95,973	$956,962	138,733	$1,379,495	372,570	$3,603,933	347,850	$3,358,732

0	0	0	0	N/A	N/A	N/A	N/A

12,353	123,157	20,821	207,128	96,970	938,088	89,514	864,423

3,863	38,496	1,980	19,694	5,833	56,414	6,238	60,233

0	2	9	85	134	1,300	124	1,197

6,028	60,158	2,896	28,807	30,461	294,681	26,892	259,605

N/A	N/A	N/A	N/A	1,795	17,357	2,107	20,348

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	969	9,370	1,584	15,280

7,236	72,194	11,127	110,675	30,678	296,745	35,628	344,016

0	0	0	1	N/A	N/A	N/A	N/A

679	6,773	799	7,946	8,595	83,134	9,856	95,171

103	1,032	73	724	410	3,966	392	3,785

2	20	2	25	67	645	83	803

416	4,153	466	4,636	3,085	29,845	3,395	32,786

N/A	N/A	N/A	N/A	242	2,337	246	2,378

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	397	3,838	520	5,018

(84,811)	(845,549)	(198,209)	(1,971,571)	(361,963)	(3,499,816)	(459,353)	(4,434,306)

0	0	0	0	N/A	N/A	N/A	N/A

(20,162)	(200,926)	(14,935)	(148,550)	(87,209)	(843,587)	(109,359)	(1,056,142)

(2,565)	(25,553)	(1,575)	(15,666)	(4,222)	(40,817)	(4,164)	(40,193)

(16)	(164)	(4)	(35)	(308)	(2,980)	(426)	(4,114)

(4,218)	(42,098)	(3,803)	(37,817)	(30,096)	(291,083)	(34,191)	(329,977)

N/A	N/A	N/A	N/A	(1,968)	(19,038)	(2,017)	(19,475)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	(2,283)	(22,078)	(4,522)	(43,648)

14,881	$148,657	(41,620)	$(414,423)	64,157	$622,254	(89,603)	$(864,080)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Government Money Market Fund	4	0	69%	0%

PIMCO Low Duration Fund	0	1	0%	12%

PIMCO Low Duration Fund II	4	0	78%	0%

PIMCO Low Duration ESG Fund	3	0	72%	0%

PIMCO Short Asset Investment Fund	2	0	53%	0%

PIMCO Short-Term Fund	2	0	31%	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	103

Notes to Financial Statements	(Cont.)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Government Money Market Fund	$628	$0	$0	$(653)	$(113)	$0	$0	$(138)

PIMCO Low Duration Fund	0	0	(40,058)	(843)	(822,757)	0	(9,381)	(873,039)

PIMCO Low Duration Fund II	0	0	(1,404)	(52)	(24,099)	0	0	(25,555)

PIMCO Low Duration ESG Fund	0	0	(2,618)	(65)	(20,914)	0	(83)	(23,680)

PIMCO Short Asset Investment Fund	0	0	(3,265)	(60)	(55,414)	0	0	(58,739)

PIMCO Short-Term Fund	0	0	(20,852)	(1,752)	(383,147)	0	(7,035)	(412,786)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, interest accrued on defaulted securities, return of capital distributions from underlying funds, hyperinflationary investments, and short positions.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

104	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2026

As of March 31, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Government Money Market Fund	$113	$0

PIMCO Low Duration Fund	402,439	420,318

PIMCO Low Duration Fund II	11,186	12,913

PIMCO Low Duration ESG Fund	10,280	10,634

PIMCO Short Asset Investment Fund	15,364	40,050

PIMCO Short-Term Fund	131,786	251,361

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Government Money Market Fund	$7,423,500	$0	$0	$0

PIMCO Low Duration Fund	4,907,002	71,122	(107,970)	(36,848)

PIMCO Low Duration Fund II	342,349	2,534	(3,916)	(1,382)

PIMCO Low Duration ESG Fund	430,870	4,292	(6,696)	(2,404)

PIMCO Short Asset Investment Fund	2,209,995	6,891	(10,156)	(3,265)

PIMCO Short-Term Fund	14,353,460	80,517	(97,776)	(17,259)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, interest accrued on defaulted securities, return of capital distributions from underlying funds, hyperinflationary investments, and short positions.

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Government Money Market Fund	$174,512	$0	$0	$165,664	$0	$0

PIMCO Low Duration Fund	225,485	0	22,227	242,837	0	3,638

PIMCO Low Duration Fund II	10,492	0	0	11,572	0	0

PIMCO Low Duration ESG Fund	10,919	0	673	11,192	0	0

PIMCO Short Asset Investment Fund	85,258	0	0	125,421	0	0

PIMCO Short-Term Fund	410,967	0	32,454	458,175	0	53,633

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	105

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Government Money Market Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Government Money Market Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (six of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

106	PIMCO SHORT DURATION STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOO	BoA Securities, Inc (Repo Only)	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	ULO	UBS AG London

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIA	Sterling Overnight Interbank Average Rate

Bobl	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

Other Abbreviations:

ABS	Asset-Backed Security	CHILIBOR	Chile Interbank Offered Rate	EURIBOR	Euro Interbank Offered Rate

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

BBR	Bank Bill Rate	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	107

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Government Money Market Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0037	$0.0000	$0.0000	$0.0037

November 2025	$0.0030	$0.0000	$0.0000	$0.0030

December 2025	$0.0033	$0.0000	$0.0000	$0.0033

January 2026	$0.0030	$0.0000	$0.0000	$0.0030

February 2026	$0.0027	$0.0000	$0.0000	$0.0027

March 2026	$0.0029	$0.0000	$0.0000	$0.0029

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0037	$0.0000	$0.0000	$0.0037

November 2025	$0.0030	$0.0000	$0.0000	$0.0030

December 2025	$0.0033	$0.0000	$0.0000	$0.0033

January 2026	$0.0030	$0.0000	$0.0000	$0.0030

February 2026	$0.0027	$0.0000	$0.0000	$0.0027

March 2026	$0.0029	$0.0000	$0.0000	$0.0029

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0036	$0.0000	$0.0000	$0.0036

November 2025	$0.0029	$0.0000	$0.0000	$0.0029

December 2025	$0.0032	$0.0000	$0.0000	$0.0032

January 2026	$0.0029	$0.0000	$0.0000	$0.0029

February 2026	$0.0027	$0.0000	$0.0000	$0.0027

March 2026	$0.0028	$0.0000	$0.0000	$0.0028

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0037	$0.0000	$0.0000	$0.0037

November 2025	$0.0030	$0.0000	$0.0000	$0.0030

December 2025	$0.0033	$0.0000	$0.0000	$0.0033

January 2026	$0.0030	$0.0000	$0.0000	$0.0030

February 2026	$0.0027	$0.0000	$0.0000	$0.0027

March 2026	$0.0029	$0.0000	$0.0000	$0.0029

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0036	$0.0000	$0.0000	$0.0036

November 2025	$0.0029	$0.0000	$0.0000	$0.0029

December 2025	$0.0031	$0.0000	$0.0000	$0.0031

January 2026	$0.0029	$0.0000	$0.0000	$0.0029

February 2026	$0.0026	$0.0000	$0.0000	$0.0026

March 2026	$0.0028	$0.0000	$0.0000	$0.0028

108	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0036	$0.0000	$0.0000	$0.0036

November 2025	$0.0029	$0.0000	$0.0000	$0.0029

December 2025	$0.0031	$0.0000	$0.0000	$0.0031

January 2026	$0.0029	$0.0000	$0.0000	$0.0029

February 2026	$0.0026	$0.0000	$0.0000	$0.0026

March 2026	$0.0028	$0.0000	$0.0000	$0.0028

PIMCO Low Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0363	$0.0000	$0.0000	$0.0363

November 2025	$0.0308	$0.0000	$0.0000	$0.0308

December 2025	$0.0336	$0.0000	$0.0000	$0.0336

January 2026	$0.0307	$0.0000	$0.0000	$0.0307

February 2026	$0.0293	$0.0000	$0.0000	$0.0293

March 2026	$0.0308	$0.0000	$0.0000	$0.0308

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0355	$0.0000	$0.0000	$0.0355

November 2025	$0.0301	$0.0000	$0.0000	$0.0301

December 2025	$0.0328	$0.0000	$0.0000	$0.0328

January 2026	$0.0300	$0.0000	$0.0000	$0.0300

February 2026	$0.0286	$0.0000	$0.0000	$0.0286

March 2026	$0.0300	$0.0000	$0.0000	$0.0300

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0350	$0.0000	$0.0000	$0.0350

November 2025	$0.0297	$0.0000	$0.0000	$0.0297

December 2025	$0.0324	$0.0000	$0.0000	$0.0324

January 2026	$0.0296	$0.0000	$0.0000	$0.0296

February 2026	$0.0282	$0.0000	$0.0000	$0.0282

March 2026	$0.0297	$0.0000	$0.0000	$0.0297

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0342	$0.0000	$0.0000	$0.0342

November 2025	$0.0290	$0.0000	$0.0000	$0.0290

December 2025	$0.0315	$0.0000	$0.0000	$0.0315

January 2026	$0.0288	$0.0000	$0.0000	$0.0288

February 2026	$0.0275	$0.0000	$0.0000	$0.0275

March 2026	$0.0289	$0.0000	$0.0000	$0.0289

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0339	$0.0000	$0.0000	$0.0339

November 2025	$0.0287	$0.0000	$0.0000	$0.0287

December 2025	$0.0312	$0.0000	$0.0000	$0.0312

January 2026	$0.0284	$0.0000	$0.0000	$0.0284

February 2026	$0.0272	$0.0000	$0.0000	$0.0272

March 2026	$0.0286	$0.0000	$0.0000	$0.0286

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	109

Distribution Information	(Cont.)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0309	$0.0000	$0.0000	$0.0309

November 2025	$0.0262	$0.0000	$0.0000	$0.0262

December 2025	$0.0283	$0.0000	$0.0000	$0.0283

January 2026	$0.0257	$0.0000	$0.0000	$0.0257

February 2026	$0.0247	$0.0000	$0.0000	$0.0247

March 2026	$0.0259	$0.0000	$0.0000	$0.0259

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0292	$0.0000	$0.0000	$0.0292

November 2025	$0.0248	$0.0000	$0.0000	$0.0248

December 2025	$0.0267	$0.0000	$0.0000	$0.0267

January 2026	$0.0241	$0.0000	$0.0000	$0.0241

February 2026	$0.0233	$0.0000	$0.0000	$0.0233

March 2026	$0.0244	$0.0000	$0.0000	$0.0244

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0313	$0.0000	$0.0000	$0.0313

November 2025	$0.0265	$0.0000	$0.0000	$0.0265

December 2025	$0.0287	$0.0000	$0.0000	$0.0287

January 2026	$0.0261	$0.0000	$0.0000	$0.0261

February 2026	$0.0250	$0.0000	$0.0000	$0.0250

March 2026	$0.0263	$0.0000	$0.0000	$0.0263

PIMCO Low Duration Fund II

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0330	$0.0000	$0.0000	$0.0330

November 2025	$0.0280	$0.0000	$0.0000	$0.0280

December 2025	$0.0313	$0.0000	$0.0000	$0.0313

January 2026	$0.0284	$0.0000	$0.0000	$0.0284

February 2026	$0.0268	$0.0000	$0.0000	$0.0268

March 2026	$0.0279	$0.0000	$0.0000	$0.0279

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0308	$0.0000	$0.0000	$0.0308

November 2025	$0.0262	$0.0000	$0.0000	$0.0262

December 2025	$0.0293	$0.0000	$0.0000	$0.0293

January 2026	$0.0264	$0.0000	$0.0000	$0.0264

February 2026	$0.0249	$0.0000	$0.0000	$0.0249

March 2026	$0.0260	$0.0000	$0.0000	$0.0260

PIMCO Low Duration ESG Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0310	$0.0000	$0.0000	$0.0310

November 2025	$0.0267	$0.0000	$0.0000	$0.0267

December 2025	$0.0290	$0.0000	$0.0000	$0.0290

January 2026	$0.0265	$0.0000	$0.0000	$0.0265

February 2026	$0.0251	$0.0000	$0.0000	$0.0251

March 2026	$0.0264	$0.0000	$0.0000	$0.0264

110	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0301	$0.0000	$0.0000	$0.0301

November 2025	$0.0259	$0.0000	$0.0000	$0.0259

December 2025	$0.0282	$0.0000	$0.0000	$0.0282

January 2026	$0.0257	$0.0000	$0.0000	$0.0257

February 2026	$0.0244	$0.0000	$0.0000	$0.0244

March 2026	$0.0256	$0.0000	$0.0000	$0.0256

PIMCO Short Asset Investment Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0379	$0.0000	$0.0000	$0.0379

November 2025	$0.0318	$0.0000	$0.0000	$0.0318

December 2025	$0.0345	$0.0000	$0.0000	$0.0345

January 2026	$0.0297	$0.0000	$0.0000	$0.0297

February 2026	$0.0288	$0.0000	$0.0000	$0.0288

March 2026	$0.0309	$0.0000	$0.0000	$0.0309

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0382	$0.0000	$0.0000	$0.0382

November 2025	$0.0320	$0.0000	$0.0000	$0.0320

December 2025	$0.0347	$0.0000	$0.0000	$0.0347

January 2026	$0.0300	$0.0000	$0.0000	$0.0300

February 2026	$0.0291	$0.0000	$0.0000	$0.0291

March 2026	$0.0311	$0.0000	$0.0000	$0.0311

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0370	$0.0000	$0.0000	$0.0370

November 2025	$0.0310	$0.0000	$0.0000	$0.0310

December 2025	$0.0336	$0.0000	$0.0000	$0.0336

January 2026	$0.0289	$0.0000	$0.0000	$0.0289

February 2026	$0.0280	$0.0000	$0.0000	$0.0280

March 2026	$0.0301	$0.0000	$0.0000	$0.0301

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0366	$0.0000	$0.0000	$0.0366

November 2025	$0.0307	$0.0000	$0.0000	$0.0307

December 2025	$0.0332	$0.0000	$0.0000	$0.0332

January 2026	$0.0284	$0.0000	$0.0000	$0.0284

February 2026	$0.0276	$0.0000	$0.0000	$0.0276

March 2026	$0.0297	$0.0000	$0.0000	$0.0297

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0357	$0.0000	$0.0000	$0.0357

November 2025	$0.0299	$0.0000	$0.0000	$0.0299

December 2025	$0.0322	$0.0000	$0.0000	$0.0322

January 2026	$0.0276	$0.0000	$0.0000	$0.0276

February 2026	$0.0269	$0.0000	$0.0000	$0.0269

March 2026	$0.0288	$0.0000	$0.0000	$0.0288

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	111

Distribution Information	(Cont.)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0348	$0.0000	$0.0000	$0.0348

November 2025	$0.0291	$0.0000	$0.0000	$0.0291

December 2025	$0.0314	$0.0000	$0.0000	$0.0314

January 2026	$0.0268	$0.0000	$0.0000	$0.0268

February 2026	$0.0261	$0.0000	$0.0000	$0.0261

March 2026	$0.0280	$0.0000	$0.0000	$0.0280

PIMCO Short-Term Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0406	$0.0000	$0.0000	$0.0406

November 2025	$0.0336	$0.0000	$0.0000	$0.0336

December 2025	$0.0367	$0.0000	$0.0000	$0.0367

January 2026	$0.0318	$0.0000	$0.0000	$0.0318

February 2026	$0.0310	$0.0000	$0.0000	$0.0310

March 2026	$0.0331	$0.0000	$0.0000	$0.0331

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0397	$0.0000	$0.0000	$0.0397

November 2025	$0.0329	$0.0000	$0.0000	$0.0329

December 2025	$0.0359	$0.0000	$0.0000	$0.0359

January 2026	$0.0310	$0.0000	$0.0000	$0.0310

February 2026	$0.0303	$0.0000	$0.0000	$0.0303

March 2026	$0.0323	$0.0000	$0.0000	$0.0323

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0393	$0.0000	$0.0000	$0.0393

November 2025	$0.0325	$0.0000	$0.0000	$0.0325

December 2025	$0.0355	$0.0000	$0.0000	$0.0355

January 2026	$0.0306	$0.0000	$0.0000	$0.0306

February 2026	$0.0299	$0.0000	$0.0000	$0.0299

March 2026	$0.0319	$0.0000	$0.0000	$0.0319

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0384	$0.0000	$0.0000	$0.0384

November 2025	$0.0318	$0.0000	$0.0000	$0.0318

December 2025	$0.0346	$0.0000	$0.0000	$0.0346

January 2026	$0.0297	$0.0000	$0.0000	$0.0297

February 2026	$0.0292	$0.0000	$0.0000	$0.0292

March 2026	$0.0311	$0.0000	$0.0000	$0.0311

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0384	$0.0000	$0.0000	$0.0384

November 2025	$0.0318	$0.0000	$0.0000	$0.0318

December 2025	$0.0346	$0.0000	$0.0000	$0.0346

January 2026	$0.0298	$0.0000	$0.0000	$0.0298

February 2026	$0.0292	$0.0000	$0.0000	$0.0292

March 2026	$0.0311	$0.0000	$0.0000	$0.0311

112	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0358	$0.0000	$0.0000	$0.0358

November 2025	$0.0296	$0.0000	$0.0000	$0.0296

December 2025	$0.0321	$0.0000	$0.0000	$0.0321

January 2026	$0.0273	$0.0000	$0.0000	$0.0273

February 2026	$0.0270	$0.0000	$0.0000	$0.0270

March 2026	$0.0287	$0.0000	$0.0000	$0.0287

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0362	$0.0000	$0.0000	$0.0362

November 2025	$0.0299	$0.0000	$0.0000	$0.0299

December 2025	$0.0325	$0.0000	$0.0000	$0.0325

January 2026	$0.0277	$0.0000	$0.0000	$0.0277

February 2026	$0.0273	$0.0000	$0.0000	$0.0273

March 2026	$0.0291	$0.0000	$0.0000	$0.0291

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	113

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Government Money Market Fund	0.00%	0.00%	$160,778	$0

PIMCO Low Duration Fund	0.00%	0.00%	139,574	0

PIMCO Low Duration Fund II	0.00%	0.00%	7,891	0

PIMCO Low Duration ESG Fund	0.00%	0.00%	8,248	0

PIMCO Short Asset Investment Fund	0.00%	0.00%	54,154	0

PIMCO Short-Term Fund	0.00%	0.00%	225,720	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

114	PIMCO SHORT DURATION STRATEGY FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	115

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

116	PIMCO SHORT DURATION STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	117

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSSHDURFSTMAR_033126

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

Real Return Strategy Funds

PIMCO Long-Term Real Return Fund

PIMCO Real Return Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO Inflation Response Multi-Asset Fund

(1) Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term Real Return Fund, PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund (each, a “Fund” and collectively, the “Funds”).

The PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund® are each intended for long-term investors and an investment in the Funds should be no more than a small part of a typical diversified portfolio. Each Fund’s share price is expected to be more volatile than that of other funds. Each Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject each Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as, for PIMCO CommoditiesPLUS® Strategy Fund, the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (collectively, “Acquired Funds”). The cost of investing in the PIMCO Inflation Response Multi-Asset Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets

2	PIMCO REAL RETURN STRATEGY FUNDS

have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional,

European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Funds	(Cont.)

otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Long-Term Real Return Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	—	Diversified
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/27/18	04/28/00	01/29/97	01/29/97	12/31/02	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	04/27/18	—	10/30/03	10/30/03	—	Diversified
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	04/27/18	—	05/28/10	05/28/10	—	Diversified
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	04/27/18	02/14/03	11/29/02	11/29/02	03/12/10	Diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	09/15/22	—	08/31/11	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

4	PIMCO REAL RETURN STRATEGY FUNDS

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term Real Return Fund
Institutional Class

03/31/2026	$12.13	$0.57	$(0.87)	$(0.30)	$(0.53)	$0.00	$0.00	$(0.53)

03/31/2025	12.40	0.65	(0.30)	0.35	(0.62)	0.00	0.00	(0.62)

03/31/2024	13.87	0.64	(1.52)	(0.88)	(0.43)	0.00	(0.16)	(0.59)

03/31/2023(e)	19.83	0.88	(5.08)	(4.20)	(1.32)	(0.44)	0.00	(1.76)

03/31/2022(e)	21.84	1.47	0.21	1.68	(1.59)	(2.10)	0.00	(3.69)
I-2

03/31/2026	12.13	0.55	(0.87)	(0.32)	(0.51)	0.00	0.00	(0.51)

03/31/2025	12.40	0.67	(0.33)	0.34	(0.61)	0.00	0.00	(0.61)

03/31/2024	13.87	0.59	(1.49)	(0.90)	(0.41)	0.00	(0.16)	(0.57)

03/31/2023(e)	19.83	1.36	(5.57)	(4.21)	(1.31)	(0.44)	0.00	(1.75)

03/31/2022(e)	21.84	1.50	0.18	1.68	(1.59)	(2.10)	0.00	(3.69)

PIMCO Real Return Fund
Institutional Class

03/31/2026	$10.36	$0.33	$ (0.01)	$0.32	$(0.35)	$0.00	$0.00	$(0.35)

03/31/2025	10.03	0.36	0.33	0.69	(0.35)	0.00	(0.01)	(0.36)

03/31/2024	10.25	0.33	(0.23)	0.10	(0.25)	0.00	(0.07)	(0.32)

03/31/2023	11.78	0.66	(1.40)	(0.74)	(0.75)	(0.04)	0.00	(0.79)

03/31/2022	12.06	0.75	(0.28)	0.47	(0.75)	0.00	0.00	(0.75)
I-2

03/31/2026	10.36	0.32	(0.01)	0.31	(0.34)	0.00	0.00	(0.34)

03/31/2025	10.03	0.35	0.33	0.68	(0.34)	0.00	(0.01)	(0.35)

03/31/2024	10.25	0.33	(0.24)	0.09	(0.24)	0.00	(0.07)	(0.31)

03/31/2023	11.78	0.70	(1.45)	(0.75)	(0.74)	(0.04)	0.00	(0.78)

03/31/2022	12.06	0.74	(0.28)	0.46	(0.74)	0.00	0.00	(0.74)
I-3

03/31/2026	10.36	0.31	(0.01)	0.30	(0.33)	0.00	0.00	(0.33)

03/31/2025	10.03	0.35	0.33	0.68	(0.34)	0.00	(0.01)	(0.35)

03/31/2024	10.25	0.31	(0.23)	0.08	(0.23)	0.00	(0.07)	(0.30)

03/31/2023	11.78	0.67	(1.43)	(0.76)	(0.73)	(0.04)	0.00	(0.77)

03/31/2022	12.06	0.72	(0.27)	0.45	(0.73)	0.00	0.00	(0.73)
Administrative Class

03/31/2026	10.36	0.31	(0.02)	0.29	(0.32)	0.00	0.00	(0.32)

03/31/2025	10.03	0.33	0.34	0.67	(0.33)	0.00	(0.01)	(0.34)

03/31/2024	10.25	0.29	(0.22)	0.07	(0.22)	0.00	(0.07)	(0.29)

03/31/2023	11.78	0.65	(1.42)	(0.77)	(0.72)	(0.04)	0.00	(0.76)

03/31/2022	12.06	0.77	(0.33)	0.44	(0.72)	0.00	0.00	(0.72)
Class A

03/31/2026	10.36	0.30	(0.02)	0.28	(0.31)	0.00	0.00	(0.31)

03/31/2025	10.03	0.32	0.33	0.65	(0.31)	0.00	(0.01)	(0.32)

03/31/2024	10.25	0.29	(0.23)	0.06	(0.21)	0.00	(0.07)	(0.28)

03/31/2023	11.78	0.64	(1.43)	(0.79)	(0.70)	(0.04)	0.00	(0.74)

03/31/2022	12.06	0.70	(0.28)	0.42	(0.70)	0.00	0.00	(0.70)
Class C

03/31/2026	10.36	0.25	(0.02)	0.23	(0.26)	0.00	0.00	(0.26)

03/31/2025	10.03	0.28	0.32	0.60	(0.26)	0.00	(0.01)	(0.27)

03/31/2024	10.25	0.25	(0.24)	0.01	(0.16)	0.00	(0.07)	(0.23)

03/31/2023	11.78	0.59	(1.43)	(0.84)	(0.65)	(0.04)	0.00	(0.69)

03/31/2022	12.06	0.64	(0.28)	0.36	(0.64)	0.00	0.00	(0.64)
Class R

03/31/2026	10.36	0.27	(0.02)	0.25	(0.28)	0.00	0.00	(0.28)

03/31/2025	10.03	0.29	0.34	0.63	(0.29)	0.00	(0.01)	(0.30)

03/31/2024	10.25	0.26	(0.22)	0.04	(0.19)	0.00	(0.07)	(0.26)

03/31/2023	11.78	0.60	(1.41)	(0.81)	(0.68)	(0.04)	0.00	(0.72)

03/31/2022	12.06	0.67	(0.28)	0.39	(0.67)	0.00	0.00	(0.67)

6	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(h)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.30	(2.55)%	$190,559	2.01%	2.01%	0.50%	0.50%	4.90%	162%

12.13	2.99	403,632	2.33	2.33	0.50	0.50	5.33	188

12.40	(6.36)	386,532	2.28	2.28	0.50	0.50	5.06	141

13.87	(21.71)	705,990	1.48	1.48	0.50	0.50	6.10	103

19.83	6.84	406,108	0.54	0.54	0.50	0.50	6.53	127

11.30	(2.64)	6,171	2.11	2.11	0.60	0.60	4.73	162

12.13	2.89	6,667	2.43	2.43	0.60	0.60	5.56	188

12.40	(6.45)	9,121	2.38	2.38	0.60	0.60	4.72	141

13.87	(21.79)	11,424	1.58	1.58	0.60	0.60	8.94	103

19.83	6.73	18,022	0.64	0.64	0.60	0.60	6.70	127

$10.33	3.13%	$5,695,110	0.62%	0.62%	0.45%	0.45%	3.22%	201%

10.36	7.06	5,551,497	0.55	0.55	0.45	0.45	3.56	227

10.03	1.05	5,652,426	0.50	0.50	0.45	0.45	3.33	134

10.25	(6.38)	6,773,169	0.67	0.67	0.45	0.45	6.24	71

11.78	3.86	7,725,995	0.47	0.47	0.45	0.45	6.18	104

10.33	3.03	634,214	0.72	0.72	0.55	0.55	3.13	201

10.36	6.96	598,105	0.65	0.65	0.55	0.55	3.45	227

10.03	0.95	679,467	0.60	0.60	0.55	0.55	3.31	134

10.25	(6.48)	1,085,452	0.77	0.77	0.55	0.55	6.59	71

11.78	3.75	1,693,296	0.57	0.57	0.55	0.55	6.03	104

10.33	2.97	34,508	0.77	0.82	0.60	0.65	2.94	201

10.36	6.90	17,736	0.70	0.75	0.60	0.65	3.52	227

10.03	0.90	23,312	0.65	0.70	0.60	0.65	3.15	134

10.25	(6.52)	36,048	0.82	0.87	0.60	0.65	6.32	71

11.78	3.70	47,216	0.62	0.67	0.60	0.65	5.90	104

10.33	2.87	287,239	0.87	0.87	0.70	0.70	3.01	201

10.36	6.80	311,446	0.80	0.80	0.70	0.70	3.32	227

10.03	0.80	366,693	0.75	0.75	0.70	0.70	2.89	134

10.25	(6.62)	316,258	0.92	0.92	0.70	0.70	6.17	71

11.78	3.60	382,874	0.72	0.72	0.70	0.70	6.29	104

10.33	2.72	917,924	1.02	1.02	0.85	0.85	2.87	201

10.36	6.64	997,486	0.95	0.95	0.85	0.85	3.17	227

10.03	0.65	1,116,152	0.90	0.90	0.85	0.85	2.94	134

10.25	(6.76)	1,424,744	1.07	1.07	0.85	0.85	6.09	71

11.78	3.44	1,825,061	0.87	0.87	0.85	0.85	5.76	104

10.33	2.21	26,471	1.52	1.52	1.35	1.35	2.44	201

10.36	6.11	35,415	1.45	1.45	1.35	1.35	2.76	227

10.03	0.15	53,255	1.40	1.40	1.35	1.35	2.57	134

10.25	(7.23)	94,406	1.57	1.57	1.35	1.35	5.61	71

11.78	2.93	123,275	1.37	1.37	1.35	1.35	5.22	104

10.33	2.46	159,428	1.27	1.27	1.10	1.10	2.62	201

10.36	6.37	172,903	1.20	1.20	1.10	1.10	2.90	227

10.03	0.40	178,173	1.15	1.15	1.10	1.10	2.67	134

10.25	(6.99)	211,686	1.32	1.32	1.10	1.10	5.71	71

11.78	3.19	247,703	1.12	1.12	1.10	1.10	5.51	104

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class

03/31/2026	$26.63	$0.82	$0.91	$1.73	$(0.34)	$0.00	$0.00	$(0.34)

03/31/2025	24.88	0.70	1.65	2.35	(0.60)	0.00	0.00	(0.60)

03/31/2024	23.18	0.47	1.23	1.70	0.00	0.00	0.00	0.00

03/31/2023(f)	34.08	1.72	(9.37)	(7.65)	(1.64)	(1.61)	0.00	(3.25)

03/31/2022(f)	35.40	2.24	8.56	10.80	(9.56)	(2.56)	0.00	(12.12)
I-2

03/31/2026	25.46	0.77	0.86	1.63	(0.31)	0.00	0.00	(0.31)

03/31/2025	23.82	0.59	1.63	2.22	(0.58)	0.00	0.00	(0.58)

03/31/2024	22.22	0.44	1.16	1.60	0.00	0.00	0.00	0.00

03/31/2023(f)	32.84	1.80	(9.19)	(7.39)	(1.62)	(1.61)	0.00	(3.23)

03/31/2022(f)	34.44	2.16	8.36	10.52	(9.56)	(2.56)	0.00	(12.12)
I-3

03/31/2026	25.66	0.76	0.86	1.62	(0.30)	0.00	0.00	(0.30)

03/31/2025	23.98	0.62	1.62	2.24	(0.56)	0.00	0.00	(0.56)

03/31/2024	22.39	0.44	1.15	1.59	0.00	0.00	0.00	0.00

03/31/2023(f)	33.04	2.12	(9.56)	(7.44)	(1.60)	(1.61)	0.00	(3.21)

03/31/2022(f)	34.64	1.80	8.72	10.52	(9.56)	(2.56)	0.00	(12.12)
Class A

03/31/2026	21.30	0.56	0.74	1.30	(0.27)	0.00	0.00	(0.27)

03/31/2025	20.02	0.47	1.33	1.80	(0.52)	0.00	0.00	(0.52)

03/31/2024	18.73	0.29	1.00	1.29	0.00	0.00	0.00	0.00

03/31/2023(f)	28.36	1.32	(7.76)	(6.44)	(1.58)	(1.61)	0.00	(3.19)

03/31/2022(f)	31.08	1.84	7.48	9.32	(9.48)	(2.56)	0.00	(12.04)
Class C

03/31/2026	14.51	0.29	0.47	0.76	(0.19)	0.00	0.00	(0.19)

03/31/2025	13.83	0.21	0.92	1.13	(0.45)	0.00	0.00	(0.45)

03/31/2024	13.04	0.13	0.66	0.79	0.00	0.00	0.00	0.00

03/31/2023(f)	21.04	0.94	(5.82)	(4.88)	(1.51)	(1.61)	0.00	(3.12)

03/31/2022(f)	25.56	1.24	6.16	7.40	(9.36)	(2.56)	0.00	(11.92)

PIMCO CommoditiesPLUS® Strategy Fund® (Consolidated)
Institutional Class

03/31/2026	$6.84	$0.22	$1.95	$2.17	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2025	7.11	0.25	0.03	0.28	(0.55)	0.00	0.00	(0.55)

03/31/2024	6.60	0.26	0.42	0.68	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.27	0.18	(0.61)	(0.43)	(2.23)	(0.01)	0.00	(2.24)

03/31/2022	11.26	0.01	4.55	4.56	(6.55)	0.00	0.00	(6.55)
I-2

03/31/2026	6.72	0.21	1.92	2.13	(0.18)	0.00	0.00	(0.18)

03/31/2025	7.00	0.24	0.03	0.27	(0.55)	0.00	0.00	(0.55)

03/31/2024	6.50	0.25	0.41	0.66	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.16	0.16	(0.59)	(0.43)	(2.22)	(0.01)	0.00	(2.23)

03/31/2022	11.19	0.00	4.51	4.51	(6.54)	0.00	0.00	(6.54)
I-3

03/31/2026	6.69	0.20	1.92	2.12	(0.18)	0.00	0.00	(0.18)

03/31/2025	6.97	0.24	0.03	0.27	(0.55)	0.00	0.00	(0.55)

03/31/2024	6.48	0.25	0.40	0.65	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.13	0.15	(0.57)	(0.42)	(2.22)	(0.01)	0.00	(2.23)

03/31/2022	11.17	0.00	4.50	4.50	(6.54)	0.00	0.00	(6.54)
Class A

03/31/2026	6.46	0.18	1.84	2.02	(0.16)	0.00	0.00	(0.16)

03/31/2025	6.75	0.21	0.03	0.24	(0.53)	0.00	0.00	(0.53)

03/31/2024	6.28	0.22	0.39	0.61	(0.14)	0.00	0.00	(0.14)

03/31/2023	8.92	0.14	(0.57)	(0.43)	(2.20)	(0.01)	0.00	(2.21)

03/31/2022	11.06	(0.03)	4.41	4.38	(6.52)	0.00	0.00	(6.52)

8	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(h)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$28.02	6.51%	$404,127	4.13%		4.13%		0.74%		0.74%		3.02%	128%

26.63	9.49	390,808	5.49		5.49		0.74		0.74		2.70	165

24.88	7.33	403,131	6.09		6.09		0.74		0.74		2.05	112

23.18	(22.64)	518,027	3.11		3.11		0.74		0.74		6.41	84

34.08	31.78	984,649	0.79		0.79		0.74		0.74		6.05	148

26.78	6.42	10,040	4.23		4.23		0.84		0.84		2.99	128

25.46	9.38	14,552	5.59		5.59		0.84		0.84		2.37	165

23.82	7.20	17,019	6.14	(g)	6.14	(g)	0.84	(g)	0.84	(g)	2.02	112

22.22	(22.71)	47,894	3.14	(g)	3.14	(g)	0.84	(g)	0.84	(g)	6.90	84

32.84	31.80	75,810	0.89		0.89		0.84		0.84		5.97	148

26.98	6.32	824	4.28		4.33		0.89		0.94		2.91	128

25.66	9.39	1,127	5.64		5.69		0.89		0.94		2.46	165

23.98	7.10	1,596	6.19	(g)	6.24	(g)	0.89	(g)	0.94	(g)	2.00	112

22.39	(22.73)	3,198	2.88	(g)	2.93	(g)	0.89	(g)	0.94	(g)	7.88	84

33.04	31.63	10,131	0.94		0.99		0.89		0.94		5.17	148

22.33	6.11	86,113	4.53		4.53		1.14		1.14		2.59	128

21.30	9.08	90,568	5.89		5.89		1.14		1.14		2.22	165

20.02	6.89	103,478	6.49		6.49		1.14		1.14		1.58	112

18.73	(22.94)	129,480	3.63	(g)	3.63	(g)	1.14	(g)	1.14	(g)	5.98	84

28.36	31.30	196,578	1.19		1.19		1.14		1.14		5.77	148

15.08	5.24	2,098	5.28		5.28		1.89		1.89		1.99	128

14.51	8.28	3,227	6.64		6.64		1.89		1.89		1.47	165

13.83	6.06	4,962	7.24		7.24		1.89		1.89		1.04	112

13.04	(23.53)	9,171	4.19	(g)	4.19	(g)	1.89	(g)	1.89	(g)	5.78	84

21.04	30.36	20,310	1.94		1.94		1.89		1.89		4.95	148

$8.83	32.47%	$2,882,090	0.81%		1.00%		0.74%		0.93%		3.13%	194%

6.84	4.47	2,074,925	0.82		0.98		0.74		0.90		3.69	201

7.11	10.39	2,169,504	0.83		1.00		0.74		0.91		3.88	224

6.60	(6.32)	2,084,477	0.81		0.98		0.74		0.91		2.32	247

9.27	61.83	1,795,422	0.73		0.94		0.73		0.94		0.09	556

8.67	32.35	3,497,817	0.91		1.10		0.84		1.03		3.04	194

6.72	4.31	2,437,546	0.92		1.08		0.84		1.00		3.58	201

7.00	10.30	2,056,782	0.93		1.10		0.84		1.01		3.79	224

6.50	(6.39)	1,678,525	0.91		1.08		0.84		1.01		2.08	247

9.16	61.76	2,148,453	0.83		1.04		0.83		1.04		(0.01)	556

8.63	32.30	69,698	0.96		1.20		0.89		1.13		2.99	194

6.69	4.28	29,920	0.97		1.18		0.89		1.10		3.51	201

6.97	10.16	20,718	0.98		1.20		0.89		1.11		3.77	224

6.48	(6.37)	12,368	0.96		1.18		0.89		1.11		1.90	247

9.13	61.64	34,626	0.88		1.14		0.88		1.14		(0.04)	556

8.32	31.86	138,214	1.23	(i)	1.42	(i)	1.16	(i)	1.35	(i)	2.71	194

6.46	3.96	130,549	1.27		1.43		1.19		1.35		3.25	201

6.75	9.84	121,855	1.28		1.45		1.19		1.36		3.42	224

6.28	(6.61)	122,821	1.26		1.43		1.19		1.36		1.80	247

8.92	60.97	131,570	1.18		1.39		1.18		1.39		(0.36)	556

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated) (Cont.)
Class C

03/31/2026	$5.38	$0.11	$1.52	$1.63	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2025	5.72	0.14	0.01	0.15	(0.49)	0.00	0.00	(0.49)

03/31/2024	5.34	0.15	0.34	0.49	(0.11)	0.00	0.00	(0.11)

03/31/2023	7.93	0.07	(0.49)	(0.42)	(2.16)	(0.01)	0.00	(2.17)

03/31/2022	10.48	(0.08)	4.03	3.95	(6.50)	0.00	0.00	(6.50)

PIMCO CommodityRealReturn Strategy Fund® (Consolidated)
Institutional Class

03/31/2026	$14.48	$0.53	$3.63	$4.16	$(1.02)	$0.00	$0.00	$(1.02)

03/31/2025	13.16	0.60	1.11	1.71	(0.39)	0.00	0.00	(0.39)

03/31/2024	13.43	0.37	(0.53)	(0.16)	(0.11)	0.00	0.00	(0.11)

03/31/2023(e)	22.26	0.91	(3.79)	(2.88)	(5.95)	0.00	0.00	(5.95)

03/31/2022(e)	19.26	0.90	7.89	8.79	(5.79)	0.00	0.00	(5.79)
I-2

03/31/2026	14.35	0.50	3.61	4.11	(1.01)	0.00	0.00	(1.01)

03/31/2025	13.05	0.55	1.13	1.68	(0.38)	0.00	0.00	(0.38)

03/31/2024	13.32	0.36	(0.53)	(0.17)	(0.10)	0.00	0.00	(0.10)

03/31/2023(e)	22.14	0.93	(3.81)	(2.88)	(5.94)	0.00	0.00	(5.94)

03/31/2022(e)	19.17	0.87	7.86	8.73	(5.76)	0.00	0.00	(5.76)
I-3

03/31/2026	14.36	0.50	3.59	4.09	(1.00)	0.00	0.00	(1.00)

03/31/2025	13.05	0.53	1.15	1.68	(0.37)	0.00	0.00	(0.37)

03/31/2024	13.32	0.35	(0.52)	(0.17)	(0.10)	0.00	0.00	(0.10)

03/31/2023(e)	22.14	0.91	(3.80)	(2.89)	(5.93)	0.00	0.00	(5.93)

03/31/2022(e)	19.20	0.96	7.74	8.70	(5.76)	0.00	0.00	(5.76)
Administrative Class

03/31/2026	13.81	0.47	3.45	3.92	(1.00)	0.00	0.00	(1.00)

03/31/2025	12.57	0.50	1.10	1.60	(0.36)	0.00	0.00	(0.36)

03/31/2024	12.84	0.31	(0.49)	(0.18)	(0.09)	0.00	0.00	(0.09)

03/31/2023(e)	21.57	0.77	(3.58)	(2.81)	(5.92)	0.00	0.00	(5.92)

03/31/2022(e)	18.81	0.90	7.59	8.49	(5.73)	0.00	0.00	(5.73)
Class A

03/31/2026	13.63	0.44	3.40	3.84	(0.98)	0.00	0.00	(0.98)

03/31/2025	12.41	0.48	1.08	1.56	(0.34)	0.00	0.00	(0.34)

03/31/2024	12.69	0.29	(0.49)	(0.20)	(0.08)	0.00	0.00	(0.08)

03/31/2023(e)	21.39	0.79	(3.61)	(2.82)	(5.88)	0.00	0.00	(5.88)

03/31/2022(e)	18.72	0.78	7.59	8.37	(5.70)	0.00	0.00	(5.70)
Class C

03/31/2026	11.94	0.30	2.93	3.23	(0.92)	0.00	0.00	(0.92)

03/31/2025	10.92	0.34	0.94	1.28	(0.26)	0.00	0.00	(0.26)

03/31/2024	11.25	0.19	(0.46)	(0.27)	(0.06)	0.00	0.00	(0.06)

03/31/2023(e)	19.68	0.59	(3.24)	(2.65)	(5.78)	0.00	0.00	(5.78)

03/31/2022(e)	17.61	0.60	7.08	7.68	(5.61)	0.00	0.00	(5.61)
Class R

03/31/2026	12.89	0.38	3.19	3.57	(0.96)	0.00	0.00	(0.96)

03/31/2025	11.76	0.42	1.02	1.44	(0.31)	0.00	0.00	(0.31)

03/31/2024	12.05	0.26	(0.47)	(0.21)	(0.08)	0.00	0.00	(0.08)

03/31/2023(e)	20.64	0.67	(3.41)	(2.74)	(5.85)	0.00	0.00	(5.85)

03/31/2022(e)	18.24	0.72	7.35	8.07	(5.67)	0.00	0.00	(5.67)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class

03/31/2026	$8.66	$0.26	$0.92	$1.18	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2025	8.20	0.22	0.55	0.77	(0.31)	0.00	0.00	(0.31)

03/31/2024	7.65	0.17	0.40	0.57	(0.02)	0.00	0.00	(0.02)

03/31/2023	9.17	0.34	(0.94)	(0.60)	(0.88)	(0.04)	0.00	(0.92)

03/31/2022	8.98	0.32	1.03	1.35	(1.16)	0.00	0.00	(1.16)

10	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(h)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$6.88	30.82%	$13,295	1.98	%(i)	2.17	%(i)	1.91	%(i)	2.10	%(i)	1.96%	194%

5.38	3.14	11,209	2.02		2.18		1.94		2.10		2.50	201

5.72	9.25	12,851	2.03		2.20		1.94		2.11		2.67	224

5.34	(7.44)	14,296	2.01		2.18		1.94		2.11		1.04	247

7.93	59.80	15,780	1.93		2.14		1.93		2.14		(1.09)	556

$17.62	30.71%	$2,392,896	1.03%		1.16%		0.74%		0.87%		3.67%	224%

14.48	13.27	2,192,325	0.90		0.98		0.74		0.82		4.47	268

13.16	(1.16)	3,606,301	1.00		1.07		0.74		0.81		2.80	172

13.43	(16.05)	4,165,112	0.99		1.05		0.74		0.80		5.09	77

22.26	52.80	6,756,668	0.75		0.87		0.73		0.85		4.48	120

17.45	30.64	1,633,979	1.13		1.26		0.84		0.97		3.44	224

14.35	13.15	1,091,523	1.00		1.08		0.84		0.92		4.09	268

13.05	(1.28)	1,002,812	1.10		1.17		0.84		0.91		2.75	172

13.32	(16.17)	1,285,827	1.09		1.15		0.84		0.90		5.20	77

22.14	52.78	2,363,782	0.85		0.97		0.83		0.95		4.47	120

17.45	30.48	60,894	1.18		1.36		0.89		1.07		3.49	224

14.36	13.17	49,180	1.05		1.18		0.89		1.02		3.97	268

13.05	(1.30)	44,250	1.15		1.27		0.89		1.01		2.68	172

13.32	(16.24)	53,447	1.14		1.25		0.89		1.00		5.09	77

22.14	52.53	90,359	0.90		1.07		0.88		1.05		4.77	120

16.73	30.39	156,808	1.28		1.41		0.99		1.12		3.38	224

13.81	13.04	129,900	1.15		1.23		0.99		1.07		3.93	268

12.57	(1.39)	105,029	1.25		1.32		0.99		1.06		2.51	172

12.84	(16.31)	108,233	1.24		1.30		0.99		1.05		4.56	77

21.57	52.42	119,491	1.00		1.12		0.98		1.10		4.67	120

16.49	30.18	250,707	1.45	(i)	1.58	(i)	1.16	(i)	1.29	(i)	3.22	224

13.63	12.81	222,318	1.35		1.43		1.19		1.27		3.77	268

12.41	(1.57)	254,986	1.45		1.52		1.19		1.26		2.38	172

12.69	(16.47)	326,255	1.44		1.50		1.19		1.25		4.63	77

21.39	51.98	500,794	1.20		1.32		1.18		1.30		4.10	120

14.25	29.19	27,594	2.20	(i)	2.33	(i)	1.91	(i)	2.04	(i)	2.52	224

11.94	11.98	29,572	2.10		2.18		1.94		2.02		3.07	268

10.92	(2.35)	35,836	2.20		2.27		1.94		2.01		1.70	172

11.25	(17.10)	57,276	2.19		2.25		1.94		2.00		3.85	77

19.68	51.10	82,601	1.95		2.07		1.93		2.05		3.36	120

15.50	29.77	37,472	1.70	(i)	1.83	(i)	1.41	(i)	1.54	(i)	2.96	224

12.89	12.52	31,133	1.60		1.68		1.44		1.52		3.53	268

11.76	(1.77)	32,975	1.70		1.77		1.44		1.51		2.18	172

12.05	(16.70)	46,419	1.69		1.75		1.44		1.50		4.19	77

20.64	51.58	54,428	1.45		1.57		1.43		1.55		3.89	120

$9.60	13.81%	$2,129,130	2.06%		2.35%		0.61%		0.90%		2.84%	255%

8.66	9.65	1,724,056	1.84		2.10		0.63		0.89		2.64	322

8.20	7.39	1,672,893	1.89		2.11		0.64		0.86		2.24	219

7.65	(6.62)	1,799,484	0.78		0.94		0.66		0.82		4.11	130

9.17	15.64	2,253,027	0.65		0.82		0.64		0.81		3.48	211

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Inflation Response Multi-Asset Fund (Consolidated) (Cont.)
I-2

03/31/2026	$8.65	$0.25	$0.92	$1.17	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2025	8.19	0.22	0.54	0.76	(0.30)	0.00	0.00	(0.30)

03/31/2024	7.63	0.18	0.38	0.56	0.00	0.00	0.00	0.00

03/31/2023	9.16	0.35	(0.97)	(0.62)	(0.87)	(0.04)	0.00	(0.91)

03/31/2022	8.97	0.31	1.04	1.35	(1.16)	0.00	0.00	(1.16)
I-3

03/31/2026	8.64	0.24	0.92	1.16	(0.23)	0.00	0.00	(0.23)

03/31/2025	8.18	0.20	0.56	0.76	(0.30)	0.00	0.00	(0.30)

03/31/2024	7.64	0.11	0.45	0.56	(0.02)	0.00	0.00	(0.02)

09/15/2022 - 03/31/2023	7.99	0.11	(0.01)	0.10	(0.41)	(0.04)	0.00	(0.45)
Class A

03/31/2026	8.45	0.22	0.90	1.12	(0.21)	0.00	0.00	(0.21)

03/31/2025	8.01	0.19	0.52	0.71	(0.27)	0.00	0.00	(0.27)

03/31/2024	7.49	0.15	0.37	0.52	0.00	0.00	0.00	0.00

03/31/2023	9.01	0.31	(0.95)	(0.64)	(0.84)	(0.04)	0.00	(0.88)

03/31/2022	8.85	0.27	1.03	1.30	(1.14)	0.00	0.00	(1.14)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
(f)	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.
(g)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(h)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(i)	Effective September 2,2025, the Fund’s supervisory and administrative fee for the class was decreased by 0.05% to an annual rate of 0.40%.

12	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(i)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.59	13.75%	$63,643	2.16%		2.45%		0.71%		1.00%		2.79%		255%

8.65	9.53	51,849	1.94		2.20		0.73		0.99		2.70		322

8.19	7.38	79,872	1.93	(g)	2.15	(g)	0.74	(g)	0.96	(g)	2.37		219

7.63	(6.84)	188,597	0.88		1.04		0.76		0.92		4.27		130

9.16	15.63	300,570	0.75		0.92		0.74		0.91		3.38		211

9.57	13.62	26,492	2.21		2.55		0.76		1.10		2.64		255

8.64	9.55	16,701	1.99		2.30		0.78		1.09		2.36		322

8.18	7.31	7,087	2.18	(g)	2.45	(g)	0.79	(g)	1.06	(g)	1.35		219

7.64	1.32	399	1.20	(g)*	1.41	(g)*	0.81	(g)*	1.02	(g)*	2.76	*	130

9.36	13.45	33,502	2.48	(i)	2.77	(i)	1.03	(i)	1.32	(i)	2.42		255

8.45	9.14	27,222	2.29		2.55		1.08		1.34		2.28		322

8.01	6.94	37,440	2.34		2.56		1.09		1.31		1.92		219

7.49	(7.13)	66,937	1.23		1.39		1.11		1.27		3.84		130

9.01	15.21	92,252	1.10		1.27		1.09		1.26		3.02		211

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:

Investments, at value
Investments in securities	$308,087	$8,798,154	$950,795
Investments in Affiliates	21,023	133,772	6,522
Financial Derivative Instruments
Exchange-traded or centrally cleared	607	16,841	1,184
Over the counter	1,509	42,360	2,810
Cash	0	0	1
Deposits with counterparty	824	13,724	4,831
Foreign currency, at value	997	6,955	1,802
Receivable for investments sold	27,900	7,992	153,714
Receivable for investments sold on a delayed-delivery basis	832	7,635	808
Receivable for TBA investments sold	99,233	1,971,195	122,448
Receivable for Fund shares sold	23	4,420	122
Interest and/or dividends receivable	807	33,690	3,941
Dividends receivable from Affiliates	63	369	12
Reimbursement receivable from PIMCO	0	1	0
Total Assets	461,905	11,037,108	1,248,990

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$135,872	$80,019	$514,623
Payable for sale-buyback transactions	0	98,745	29,660
Financial Derivative Instruments
Exchange-traded or centrally cleared	511	11,445	879
Over the counter	1,371	35,599	3,514
Payable for investments purchased	10	108,243	16,805
Payable for investments in Affiliates purchased	65	386	12
Payable for TBA investments purchased	121,500	2,901,451	178,685
Deposits from counterparty	811	27,621	1,042
Payable for Fund shares redeemed	4,942	14,937	223
Distributions payable	0	337	0
Overdraft due to custodian	0	16	0
Accrued investment advisory fees	46	1,603	207
Accrued supervisory and administrative fees	47	1,478	118
Accrued distribution fees	0	104	1
Accrued servicing fees	0	229	19
Other liabilities	0	1	0
Total Liabilities	265,175	3,282,214	745,788

Commitments and Contingent Liabilities^

Net Assets	$196,730	$7,754,894	$503,202

Net Assets Consist of:

Paid in capital	$443,386	$9,040,131	$532,261
Distributable earnings (accumulated loss)	(246,656)	(1,285,237)	(29,059)

Net Assets	$196,730	$7,754,894	$503,202

Cost of investments in securities	$342,074	$9,360,955	$927,748
Cost of investments in Affiliates	$21,027	$133,761	$6,522
Cost of foreign currency held	$995	$6,963	$1,805
Cost or premiums of financial derivative instruments, net	$(430)	$832	$214

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:

Institutional Class	$190,559	$5,695,110	$404,127
I-2	6,171	634,214	10,040
I-3	N/A	34,508	824
Administrative Class	N/A	287,239	N/A
Class A	N/A	917,924	86,113
Class C	N/A	26,471	2,098
Class R	N/A	159,428	N/A

Shares Issued and Outstanding:

Institutional Class	16,861	551,297	14,420
I-2	546	61,393	375
I-3	N/A	3,340	31
Administrative Class	N/A	27,805	N/A
Class A	N/A	88,857	3,857
Class C	N/A	2,562	139
Class R	N/A	15,433	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.30	$10.33	$28.02
I-2	11.30	10.33	26.78
I-3	N/A	10.33	26.98
Administrative Class	N/A	10.33	N/A
Class A	N/A	10.33	22.33
Class C	N/A	10.33	15.08
Class R	N/A	10.33	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Consolidated Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Assets:

Investments, at value
Investments in securities*	$7,085,687	$6,440,497	$3,742,209
Investments in Affiliates	697,373	15,201	235,617
Financial Derivative Instruments
Exchange-traded or centrally cleared	30,793	18,953	20,815
Over the counter	238,960	126,455	18,947
Cash	61,286	879	21,496
Deposits with counterparty	60,001	19,891	60,065
Foreign currency, at value	3,740	8,001	7,568
Receivable for investments sold	106,417	174,471	151,888
Receivable for investments sold on a delayed-delivery basis	1,509	4,496	2,672
Receivable for TBA investments sold	727,983	1,033,671	1,086,302
Receivable for Fund shares sold	5,428	3,269	4,694
Interest and/or dividends receivable	11,564	17,080	8,455
Dividends receivable from Affiliates	1,653	41	1,023
Reimbursement receivable from PIMCO	1,053	840	547
Total Assets	9,033,447	7,863,745	5,362,298

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$1,259,571	$917,236
Payable for sale-buyback transactions	0	0	28,121
Payable for short sales	130,552	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	83,226	41,068	24,230
Over the counter	42,335	52,806	21,075
Payable for investments purchased	880,418	266,679	494,725
Payable for investments in Affiliates purchased	70,720	47	1,056
Payable for investments purchased on a delayed-delivery basis	626	318	136
Payable for TBA investments purchased	827,405	1,561,150	1,610,234
Deposits from counterparty	285,792	109,387	8,183
Payable for Fund shares redeemed	106,047	8,530	2,817
Accrued investment advisory fees	3,274	2,381	1,112
Accrued supervisory and administrative fees	1,900	1,334	599
Accrued distribution fees	8	56	0
Accrued servicing fees	30	64	7
Other liabilities	0	4	0
Total Liabilities	2,432,333	3,303,395	3,109,531

Commitments and Contingent Liabilities^

Net Assets	$6,601,114	$4,560,350	$2,252,767

Net Assets Consist of:

Paid in capital	$4,964,381	$4,678,242	$2,032,126
Distributable earnings (accumulated loss)	1,636,733	(117,892)	220,641

Net Assets	$6,601,114	$4,560,350	$2,252,767

Cost of investments in securities	$7,058,269	$6,488,989	$3,798,631
Cost of investments in Affiliates	$697,863	$15,199	$234,094
Cost of foreign currency held	$3,756	$7,978	$7,567
Proceeds received on short sales	$131,044	$0	$0
Cost or premiums of financial derivative instruments, net	$(10,800)	$(16,975)	$(5,825)

* Includes repurchase agreements of:	$4,384,381	$1,370,762	$1,115,300

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Net Assets:

Institutional Class	$2,882,090	$2,392,896	$2,129,130
I-2	3,497,817	1,633,979	63,643
I-3	69,698	60,894	26,492
Administrative Class	N/A	156,808	N/A
Class A	138,214	250,707	33,502
Class C	13,295	27,594	N/A
Class R	N/A	37,472	N/A

Shares Issued and Outstanding:

Institutional Class	326,466	135,770	221,853
I-2	403,651	93,639	6,638
I-3	8,075	3,489	2,768
Administrative Class	N/A	9,373	N/A
Class A	16,605	15,205	3,581
Class C	1,931	1,936	N/A
Class R	N/A	2,417	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.83	$17.62	$9.60
I-2	8.67	17.45	9.59
I-3	8.63	17.45	9.57
Administrative Class	N/A	16.73	N/A
Class A	8.32	16.49	9.36
Class C	6.88	14.25	N/A
Class R	N/A	15.50	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:

Interest, net of foreign taxes*	$23,646	$293,469	$29,102
Dividends	33	119	6,650
Dividends from Investments in Affiliates	178	2,640	106
Total Income	23,857	296,228	35,858

Expenses:

Investment advisory fees	866	19,228	2,459
Supervisory and administrative fees	872	17,799	1,402
Distribution and/or servicing fees - Administrative Class	N/A	759	N/A
Distribution and/or servicing fees - Class A	N/A	2,411	218
Distribution and/or servicing fees - Class C	N/A	235	26
Distribution and/or servicing fees - Class R	N/A	822	N/A
Trustee fees	2	49	3
Interest expense	5,202	13,030	17,012
Miscellaneous expense	0	1	0
Total Expenses	6,942	54,334	21,120
Waiver and/or Reimbursement by PIMCO	0	(14)	0
Net Expenses	6,942	54,320	21,120

Net Investment Income (Loss)	16,915	241,908	14,738

Net Realized Gain (Loss):

Investments in securities	(28,305)	(44,108)	(1,179)
Investments in Affiliates	(1)	(74)	(5)
Exchange-traded or centrally cleared financial derivative instruments	411	15,290	(1,704)
Over the counter financial derivative instruments	(2,042)	(24,860)	4,178
Short sales	0	(160)	0
Foreign currency	(249)	(7,310)	(495)

Net Realized Gain (Loss)	(30,186)	(61,222)	795

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	6,730	19,627	9,645
Investments in Affiliates	(4)	11	1
Exchange-traded or centrally cleared financial derivative instruments	782	28,621	3,880
Over the counter financial derivative instruments	1,391	4,145	2,321
Short sales	0	193	0
Foreign currency assets and liabilities	126	(4,732)	169

Net Change in Unrealized Appreciation (Depreciation)	9,025	47,865	16,016

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,246)	$228,551	$31,549

* Foreign tax withholdings	$0	$1	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Investment Income:

Interest, net of foreign taxes*	$179,141	$170,298	$82,195
Dividends, net of foreign taxes**	152	52	3,148
Dividends from Investments in Affiliates	11,823	2,413	12,879
Total Income	191,116	172,763	98,222

Expenses:

Investment advisory fees	30,159	21,676	11,790
Supervisory and administrative fees	17,633	12,479	6,374
Distribution and/or servicing fees - Administrative Class	0	336	0
Distribution and/or servicing fees - Class A	280	541	78
Distribution and/or servicing fees - Class C	100	263	0
Distribution and/or servicing fees - Class R	0	158	0
Trustee fees	30	23	12
Interest expense	3,328	10,717	29,101
Miscellaneous expense	0	2	0
Total Expenses	51,530	46,195	47,355
Waiver and/or Reimbursement by PIMCO	(9,104)	(4,949)	(5,741)
Net Expenses	42,426	41,246	41,614

Net Investment Income (Loss)	148,690	131,517	56,608

Net Realized Gain (Loss):

Investments in securities	753,608	37,381	299,493
Investments in Affiliates	(2,049)	(5)	(16)
Exchange-traded or centrally cleared financial derivative instruments	(504,569)	(39,144)	27,587
Over the counter financial derivative instruments	1,329,476	850,391	8,184
Foreign currency	(2,566)	11,451	(328)

Net Realized Gain (Loss)	1,573,900	860,074	334,920

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(289,754)	(4,046)	(179,467)
Investments in Affiliates	2,020	28	21,754
Exchange-traded or centrally cleared financial derivative instruments	10,199	31,303	22,197
Over the counter financial derivative instruments	116,071	16,174	922
Foreign currency assets and liabilities	(395)	18,306	(947)

Net Change in Unrealized Appreciation (Depreciation)	(161,859)	61,765	(135,541)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,560,731	$1,053,356	$255,987

* Foreign tax withholdings	$0	$1	$1
** Foreign tax withholdings - Dividends	$7	$0	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Statements of Changes in Net Assets

	PIMCO Long-Term Real Return Fund		PIMCO Real Return Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$16,915	$21,826	$241,908	$266,428	$14,738	$13,077
Net realized gain (loss)	(30,186)	(10,425)	(61,222)	(119,650)	795	29,607
Net change in unrealized appreciation (depreciation)	9,025	5,495	47,865	369,143	16,016	(927)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,246)	16,896	228,551	515,921	31,549	41,757

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(16,084)	(20,953)	(187,548)	(193,651)	(4,981)	(8,764)
I-2	(275)	(399)	(20,234)	(21,980)	(127)	(367)
I-3	N/A	N/A	(830)	(688)	(9)	(25)
Administrative Class	N/A	N/A	(9,585)	(11,106)	N/A	N/A
Class A	N/A	N/A	(29,054)	(32,862)	(1,063)	(2,240)
Class C	N/A	N/A	(811)	(1,198)	(31)	(104)
Class R	N/A	N/A	(4,532)	(5,017)	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	(3,507)	0	0
I-2	0	0	0	(411)	0	0
I-3	N/A	N/A	0	(13)	0	0
Administrative Class	N/A	N/A	0	(216)	N/A	N/A
Class A	N/A	N/A	0	(669)	0	0
Class C	N/A	N/A	0	(28)	0	0
Class R	N/A	N/A	0	(111)	N/A	N/A

Total Distributions	(16,359)	(21,352)	(252,594)	(271,457)	(6,211)	(11,500)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(192,964)	19,102	94,349	(629,354)	(22,418)	(60,161)

Total Increase (Decrease) in Net Assets	(213,569)	14,646	70,306	(384,890)	2,920	(29,904)

Net Assets:

Beginning of period	410,299	395,653	7,684,588	8,069,478	500,282	530,186
End of year	$196,730	$410,299	$7,754,894	$7,684,588	$503,202	$500,282

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Strategy Fund		PIMCO CommodityRealReturn Strategy Fund®		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$148,690	$162,788	$131,517	$173,494	$56,608	$46,291
Net realized gain (loss)	1,573,900	(161,987)	860,074	52,970	334,920	(69,300)
Net change in unrealized appreciation (depreciation)	(161,859)	179,588	61,765	204,635	(135,541)	185,707

Net Increase (Decrease) in Net Assets Resulting from Operations	1,560,731	180,389	1,053,356	431,099	255,987	162,698

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(54,946)	(171,760)	(141,978)	(72,611)	(49,595)	(61,502)
I-2	(69,034)	(178,161)	(81,018)	(28,879)	(1,608)	(2,165)
I-3	(1,166)	(1,951)	(3,382)	(1,554)	(501)	(446)
Administrative Class	N/A	N/A	(9,635)	(3,091)	N/A	N/A
Class A	(2,631)	(9,612)	(15,340)	(6,317)	(751)	(943)
Class C	(228)	(1,025)	(2,053)	(754)	N/A	N/A
Class R	N/A	N/A	(2,317)	(806)	N/A	N/A

Total Distributions(a)	(128,005)	(362,509)	(255,723)	(114,012)	(52,455)	(65,056)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	484,239	484,559	16,766	(1,653,325)	229,407	(75,106)

Total Increase (Decrease) in Net Assets	1,916,965	302,439	814,399	(1,336,238)	432,939	22,536

Net Assets:

Beginning of period	4,684,149	4,381,710	3,745,951	5,082,189	1,819,828	1,797,292
End of year	$6,601,114	$4,684,149	$4,560,350	$3,745,951	$2,252,767	$1,819,828

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Statements of Cash Flows

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(4,246)	$31,549

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(824,946)	(1,225,809)
Proceeds from sales of long-term securities	1,083,397	1,238,527
(Purchases) Proceeds from sales of short-term portfolio investments, net	(21,237)	(4,633)
(Increase) decrease in deposits with counterparty	626	643
(Increase) decrease in receivable for investments sold	(55,034)	(119,382)
(Increase) decrease in interest and/or dividends receivable	344	(525)
(Increase) decrease in dividends receivable from Affiliates	(61)	17
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	1,070	1,789
Proceeds from (Payments on) over the counter financial derivative instruments	(2,228)	3,940
Increase (decrease) in payable for investments purchased	5,170	28,719
Increase (decrease) in deposits from counterparty	20	(591)
Increase (decrease) in accrued investment advisory fees	(33)	15
Increase (decrease) in accrued supervisory and administrative fees	(33)	7
Increase (decrease) in accrued distribution fees	0	(1)
Increase (decrease) in accrued servicing fees	0	1
Proceeds from short sales transactions	89,840	77,174
Payments on short sales transactions	(89,840)	(77,174)
Proceeds from (Payments on) foreign currency transactions	(123)	(326)
Net Realized (Gain) Loss
Investments in securities	28,305	1,179
Investments in Affiliates	1	5
Exchange-traded or centrally cleared financial derivative instruments	(411)	1,704
Over the counter financial derivative instruments	2,042	(4,178)
Foreign currency	249	495
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(6,730)	(9,645)
Investments in Affiliates	4	(1)
Exchange-traded or centrally cleared financial derivative instruments	(782)	(3,880)
Over the counter financial derivative instruments	(1,391)	(2,321)
Foreign currency assets and liabilities	(126)	(169)
Net amortization (accretion) on investments	(2,494)	(3,034)

Net Cash Provided by (Used for) Operating Activities	201,353	(65,905)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	62,163	189,866
Payments on shares redeemed	(267,491)	(219,306)
Cash distributions paid*	(6)	(90)
Proceeds from reverse repurchase agreements	6,035,035	32,102,264
Payments on reverse repurchase agreements	(6,031,798)	(32,036,534)
Proceeds from sale-buyback transactions	18,662	49,790
Payments on sale-buyback transactions	(18,662)	(20,130)

Net Cash Received from (Used for) Financing Activities	(202,097)	65,860

Net Increase (Decrease) in Cash and Foreign Currency	(744)	(45)

Cash and Foreign Currency:

Beginning of year	1,741	1,848
End of year	$997	$1,803

*Reinvestment of distributions	$16,354	$6,121

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$5,173	$17,174

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$1,053,356	$255,987

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(9,606,526)	(7,006,391)
Proceeds from sales of long-term securities	9,114,430	7,009,998
(Purchases) Proceeds from sales of short-term portfolio investments, net	(961,590)	(1,109,557)
(Increase) decrease in deposits with counterparty	(10,618)	(50,938)
(Increase) decrease in receivable for investments sold	(444,384)	(538,877)
(Increase) decrease in interest and/or dividends receivable	(4,782)	(3,745)
(Increase) decrease in dividends receivable from Affiliates	639	(307)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	14,593	51,938
Proceeds from (Payments on) over the counter financial derivative instruments	846,386	4,314
(Increase) decrease in reimbursement receivable from PIMCO	(584)	(147)
Increase (decrease) in payable for investments purchased	432,439	1,090,678
Increase (decrease) in deposits from counterparty	58,103	(3,998)
Increase (decrease) in accrued investment advisory fees	770	280
Increase (decrease) in accrued supervisory and administrative fees	394	149
Increase (decrease) in accrued distribution fees	7	0
Increase (decrease) in accrued servicing fees	8	2
Proceeds from short sales transactions	191,235	268,371
Payments on short sales transactions	(191,235)	(294,014)
Proceeds from (Payments on) foreign currency transactions	9,734	(1,275)
Increase (decrease) in other liabilities	(1)	0
Net Realized (Gain) Loss
Investments in securities	(37,381)	(299,493)
Investments in Affiliates	5	16
Exchange-traded or centrally cleared financial derivative instruments	39,144	(27,587)
Over the counter financial derivative instruments	(850,391)	(8,184)
Foreign currency	(11,451)	328
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	4,046	179,467
Investments in Affiliates	(28)	(21,754)
Exchange-traded or centrally cleared financial derivative instruments	(31,303)	(22,197)
Over the counter financial derivative instruments	(16,174)	(922)
Foreign currency assets and liabilities	(18,306)	947
Net amortization (accretion) on investments	(27,386)	(6,427)

Net Cash Provided by (Used for) Operating Activities	(446,851)	(533,338)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	1,199,676	628,145
Payments on shares redeemed	(1,399,878)	(449,756)
Cash distributions paid*	(36,647)	(867)
Proceeds from reverse repurchase agreements	20,824,611	59,059,812
Payments on reverse repurchase agreements	(20,141,558)	(58,473,822)
Proceeds from sale-buyback transactions	78,753	694,954
Payments on sale-buyback transactions	(78,753)	(906,312)

Net Cash Received from (Used for) Financing Activities	446,204	552,154

Net Increase (Decrease) in Cash and Foreign Currency	(647)	18,816

Cash and Foreign Currency:

Beginning of year	9,527	10,248
End of year	$8,880	$29,064

*Reinvestment of distributions	$219,076	$51,588

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$10,538	$26,526

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Schedule of Investments	PIMCO Long-Term Real Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 156.6%

CORPORATE BONDS & NOTES 0.9%

BANKING & FINANCE 0.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6	$6

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	200	229

			235

INDUSTRIALS 0.8%

Beignet Investor LLC
6.581% due 05/30/2049		$1,300	1,338

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	200	229

			1,567

Total Corporate Bonds & Notes (Cost $1,778)			1,802

U.S. GOVERNMENT AGENCIES 20.5%

Federal Home Loan Mortgage Corp. REMICS
2.179% due 05/15/2035 •		$20	20
4.137% due 01/15/2047 •		733	718

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.056% due 09/25/2031 •		4	4

Federal National Mortgage Association
4.000% due 07/01/2049		276	265
6.000% due 03/01/2054		2,768	2,824

Government National Mortgage Association
3.500% due 12/20/2052 - 09/20/2055		6,242	5,753

Government National Mortgage Association REMICS
4.573% due 01/20/2073 •		6,568	6,657
4.833% due 11/20/2072 •		966	988
4.927% due 08/20/2068 •		1,179	1,188

Uniform Mortgage-Backed Security, TBA
4.000% due 06/01/2056		1,300	1,224
4.500% due 05/01/2056		12,100	11,667
5.500% due 05/01/2056		1,275	1,279
6.000% due 06/01/2056		4,900	4,988
6.500% due 06/01/2056		2,600	2,688

Total U.S. Government Agencies (Cost $40,216)			40,263

U.S. TREASURY OBLIGATIONS 104.4%

U.S. Treasury Bonds
4.875% due 08/15/2045		40	40

U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051		15,752	8,388
0.125% due 02/15/2052		18,926	9,837
0.250% due 02/15/2050		15,989	9,062
0.625% due 02/15/2043		16,479	12,154
0.750% due 02/15/2042 (d)		20,337	15,685
0.750% due 02/15/2045 (d)		23,947	17,223
0.875% due 02/15/2047		15,615	11,087
1.000% due 02/15/2046		11,735	8,713
1.000% due 02/15/2048		10,996	7,906
1.000% due 02/15/2049		10,068	7,135
1.375% due 02/15/2044 (d)		22,731	18,801
1.500% due 02/15/2053 (d)		25,820	19,814
2.125% due 02/15/2040		8,110	7,945
2.125% due 02/15/2041 (d)		12,959	12,551
2.125% due 02/15/2054 (d)		17,421	15,376
2.375% due 02/15/2055 (d)		16,902	15,726
0.625% due 07/15/2032		1,231	1,162
1.625% due 10/15/2029 (d)(f)		4,238	4,306
1.625% due 04/15/2030		306	310
1.750% due 01/15/2034		1,269	1,265
1.875% due 07/15/2034		311	313
2.125% due 01/15/2035 (d)		618	629

U.S. Treasury Notes
4.250% due 08/15/2035		64	64

Total U.S. Treasury Obligations (Cost $233,435)			205,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%

Adjustable Rate Mortgage Trust
4.070% due 01/25/2036 ~	$7	$7

Alliance Bancorp Trust
4.273% due 07/25/2037 •	101	91

Banc of America Funding Trust
2.372% due 03/20/2036 ~	28	27
4.343% due 01/20/2047 ~	1,248	1,086
4.373% due 07/25/2037 •	514	494

Banc of America Mortgage Trust
5.092% due 11/25/2035 ~	4	4

BCAP LLC Trust
4.233% due 05/25/2047 •	107	98

Bear Stearns ALT-A Trust
4.718% due 09/25/2035 ~	116	61

Bear Stearns ALT-A Trust II
4.164% due 09/25/2047 ~	1,587	742

Bear Stearns ARM Trust
4.203% due 07/25/2036 ~	9	8
4.335% due 02/25/2036 ~	4	4

CHL Mortgage Pass-Through Trust
6.000% due 03/25/2037	790	324
6.449% due 02/20/2036 •	25	23

CIM Trust
4.776% due 02/25/2049 •	10	10

Citigroup Mortgage Loan Trust, Inc.
4.152% due 12/25/2035 ~	125	77
4.492% due 03/25/2037 ~	93	81
5.840% due 09/25/2035 •	1	1
6.490% due 05/25/2035 •	1	1

Countrywide Alternative Loan Trust
4.474% due 02/25/2037 ~	41	37
4.859% due 12/25/2035 •	68	60

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~	467	262

DSLA Mortgage Loan Trust
4.311% due 08/19/2045 •	37	33

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	24	8

GMACM Mortgage Loan Trust
3.723% due 11/19/2035 ~	23	20

IndyMac INDA Mortgage Loan Trust
3.923% due 12/25/2036 ~	398	304

JP Morgan Chase Commercial Mortgage Securities Trust
5.170% due 12/15/2031 •	221	220

Merrill Lynch Mortgage Investors Trust
4.453% due 09/25/2029 •	5	5

MortgageIT Securities Corp. Mortgage Loan Trust
4.293% due 09/25/2037 •	273	207

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~	117	114

RALI Trust
4.153% due 06/25/2046 •	149	30
4.788% due 10/25/2037 ~	148	118

Residential Asset Securitization Trust
4.193% due 05/25/2035 •	152	87
5.750% due 02/25/2036	748	498
5.750% due 03/25/2037	105	30
6.500% due 06/25/2037	3,332	615

Structured Adjustable Rate Mortgage Loan Trust
4.638% due 07/25/2035 ~	32	29

Structured Asset Mortgage Investments II Trust
4.213% due 04/25/2036 •	2	2

Thornburg Mortgage Securities Trust
4.533% due 09/25/2034 •	39	37

Towd Point Mortgage Trust
4.793% due 05/25/2058 •	29	30

Wachovia Mortgage Loan Trust LLC
6.627% due 10/20/2035 ~	2	2

WaMu Mortgage Pass-Through Certificates Trust
4.257% due 11/25/2036 ~	282	268
4.266% due 08/25/2036 ~	20	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.333% due 12/25/2045 •	$29	$27
5.302% due 09/25/2033 ~	14	14

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037	2,291	1,794
6.500% due 08/25/2035	9	7

Wells Fargo Mortgage-Backed Securities Trust
5.715% due 04/25/2036 ~	572	570
5.865% due 11/25/2037 ~	23	22

Total Non-Agency Mortgage-Backed Securities (Cost $11,886)		8,607

ASSET-BACKED SECURITIES 10.5%

CMBS OTHER 2.3%

Arbor Realty Commercial Real Estate Notes Ltd.
5.137% due 11/15/2036 •	1,068	1,071

MF1 LLC
5.827% due 06/19/2037 •	1,755	1,755

MF1 Ltd.
4.874% due 10/16/2036 •	1,248	1,249

Starwood Ltd.
4.994% due 04/18/2038 •	352	353

		4,428

HOME EQUITY OTHER 4.9%

ACE Securities Corp. Home Equity Loan Trust
3.913% due 10/25/2036 •	20	8

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.105% due 06/25/2033 •	623	614

C-BASS Trust
3.913% due 11/25/2036 •	15	7

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	1,685	1,709

Citigroup Mortgage Loan Trust, Inc.
4.253% due 12/25/2036 •	65	45

Countrywide Asset-Backed Certificates
4.293% due 03/25/2037 •	57	57

Countrywide Asset-Backed Certificates Trust
3.983% due 11/25/2037 •	660	636
4.043% due 02/25/2036 •	1,053	1,030
4.073% due 05/25/2035 •	8	8
4.073% due 07/25/2037 •	10	9
4.533% due 08/25/2047 •	85	84

Credit-Based Asset Servicing & Securitization LLC
4.008% due 07/25/2037 •	384	257

Ellington Loan Acquisition Trust
4.893% due 05/25/2037 •	381	375

Fremont Home Loan Trust
4.063% due 10/25/2036 •	34	31

GSAA Trust
6.720% due 03/25/2046 þ	165	84

GSAMP Trust
4.768% due 03/25/2035 •	176	171

Home Equity Asset Trust
4.468% due 02/25/2036 •	877	867
4.648% due 08/25/2034 •	6	6

Home Equity Mortgage Loan Asset-Backed Trust
4.013% due 04/25/2037 •	64	51

JP Morgan Mortgage Acquisition Corp.
4.303% due 02/25/2036 •	326	324

JP Morgan Mortgage Acquisition Trust
4.213% due 10/25/2036 •	4	4

Long Beach Mortgage Loan Trust
4.033% due 08/25/2036 •	81	32

MASTR Specialized Loan Trust
5.593% due 07/25/2035 •	255	334

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 10/25/2036 •	69	62

Morgan Stanley Mortgage Loan Trust
5.299% due 11/25/2036 •	582	225

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Option One Mortgage Loan Trust
4.573% due 02/25/2035 •		$176	$170

Renaissance Home Equity Loan Trust
4.893% due 09/25/2037 •		375	147

Saxon Asset Securities Trust
4.228% due 09/25/2036 •		1,914	1,850

Soundview Home Loan Trust
3.913% due 11/25/2036 •		250	66
3.973% due 07/25/2037 •		117	108
3.993% due 06/25/2037 •		283	196
4.353% due 05/25/2036 •		45	44

			9,611

WHOLE LOAN COLLATERAL 0.4%

Citigroup Mortgage Loan Trust, Inc.
4.288% due 10/25/2036 •		285	282

IndyMac INDB Mortgage Loan Trust
3.933% due 07/25/2036 •		87	27

Lehman XS Trust
4.743% due 06/25/2036 þ		31	30
6.093% due 12/25/2037 •		453	463

			802

OTHER ABS 2.9%

Man GLG Euro CLO V DAC
2.840% due 12/15/2031 •	EUR	30	35

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •		$1,800	1,802

Symphony CLO XXV Ltd.
4.718% due 04/19/2034 •		1,800	1,801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tikehau CLO V DAC
3.216% due 10/15/2038 •	EUR	1,850	$2,137

			5,775

Total Asset-Backed Securities (Cost $21,098)			20,616

SOVEREIGN ISSUES 15.5%

Canada Government Real Return Bonds
4.250% due 12/01/2026 (a)	CAD	939	697

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)	EUR	248	283
0.650% due 05/15/2026 (a)		4,880	5,699
1.300% due 05/15/2028 (a)		5,365	6,377
1.800% due 05/15/2036 (a)		103	120

Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (a)	JPY	147,454	895
0.100% due 03/10/2028 (a)		196,782	1,244
0.100% due 03/10/2029 (a)		1,149,943	7,224

Japan Government Thirty Year Bonds
3.400% due 12/20/2055		170,000	1,024

U.K. Gilts
4.000% due 10/22/2031	GBP	5,400	6,971

Total Sovereign Issues (Cost $32,888)			30,534

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(b)		160,000	160

Total Preferred Securities (Cost $160)			160

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (c)	612,961	$613

Total Short-Term Instruments (Cost $613)		613

Total Investments in Securities (Cost $342,074)		308,087

INVESTMENTS IN AFFILIATES 10.7%

SHORT-TERM INSTRUMENTS 10.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.7%

PIMCO Short-Term Floating NAV Portfolio III	2,158,620	21,023

Total Short-Term Instruments (Cost $21,027)		21,023

Total Investments in Affiliates (Cost $21,027)		21,023

Total Investments 167.3% (Cost $363,101)		$329,110

Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(430))		234

Other Assets and Liabilities, net (67.4)%		(132,614)

Net Assets 100.0%		$196,730

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	3.770%	03/06/2026	04/06/2026	$(10,869)	$(10,898)
	3.770	03/09/2026	04/06/2026	(34,560)	(34,643)
	3.770	03/13/2026	04/06/2026	(38,159)	(38,234)
DEU	3.760	03/02/2026	04/06/2026	(1,419)	(1,424)
	3.770	03/03/2026	04/07/2026	(8,721)	(8,747)
JPS	3.760	03/09/2026	04/17/2026	(21,371)	(21,423)
	3.760	04/02/2026	04/17/2026	(20,502)	(20,503)

Total Reverse Repurchase Agreements					$(135,872)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$0	$(83,775)	$0	$(83,775)	$84,147	$372
DEU	0	(10,171)	0	(10,171)	9,779	(392)
JPS	0	(41,926)	0	(41,926)	21,442	(20,484)

Total Borrowings and Other Financing Transactions	$0	$(135,872)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(115,369)	$0	$0	$(115,369)

Total Borrowings	$0	$(115,369)	$0	$0	$(115,369)

Payable for reverse repurchase agreements(3)					$(115,369)

(d)	Securities with an aggregate market value of $115,368 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(121,672) at a weighted average interest rate of 4.197%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(20,503) is outstanding at period end.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee September Futures	09/2026	1	$	104	$0	$1	$0
Australia Government 10-Year Bond June Futures	06/2026	50		3,717	(23)	35	0
Brent Crude December Futures	10/2026	1		80	(5)	0	(4)
California Carbon Allowance Vintage December Futures	12/2026	35		1,010	(142)	0	(9)
Cocoa July Futures	07/2026	1		34	(1)	2	0
Euro-Bobl June Futures	06/2026	5		667	(10)	3	0
Euro-BTP Future June Futures	06/2026	47		6,317	(205)	76	0
Euro-Buxl 30-Year Bond June Futures	06/2026	33		4,206	(39)	78	0
Euro-Schatz June Futures	06/2026	49		5,989	5	8	0
Hard Red Winter Wheat September Futures	09/2026	1		33	3	0	0
Live Cattle June Futures	06/2026	2		195	8	2	0
LME Aluminum July Futures	07/2026	3		259	5	5	0
LME Aluminum May Futures	05/2026	4		350	32	0	0
LME Lead Futures May Futures	05/2026	7		330	(7)	0	0
LME Nickel May Futures	05/2026	3		306	(12)	0	0
LME Zinc July Futures	07/2026	1		81	(2)	0	(2)
LME Zinc May Futures	05/2026	2		162	(4)	0	0
RBOB Gasoline September Futures	08/2026	1		111	24	0	(4)
Soybean July Futures	07/2026	3		178	1	2	0
Soybean Meal December Futures	12/2026	2		62	(1)	1	0
Soybean Meal July Futures	07/2026	9		283	(2)	1	0
Soybean Meal May Futures	05/2026	1		32	1	0	0
Soybean November Futures	11/2026	3		174	5	2	0
U.S. Treasury 5-Year Note June Futures	06/2026	99		10,710	(75)	9	(1)

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	38	$	4,314	$(14)	$6	$(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	109		12,705	(351)	24	0
Wheat September Futures	09/2026	2		25	0	0	0
WTI Crude September Futures	08/2026	1		78	10	0	(5)

					$(799)	$255	$(26)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Cocoa September Futures	09/2026	1	$	(34)	$(3)	$0	$(1)
Corn July Futures	07/2026	13		(304)	(3)	0	(1)
Corn September Futures	09/2026	5		(118)	(6)	0	0
Cotton No. 2 December Futures	12/2026	2		(74)	(2)	1	0
Cotton No. 2 July Futures	07/2026	2		(72)	(2)	1	0
Euro-Bund June Futures	06/2026	88		(12,754)	172	0	(73)
Euro-Oat June Futures	06/2026	58		(7,957)	255	0	(83)
Hard Red Winter Wheat July Futures	07/2026	2		(65)	(2)	0	(1)
Iron Ore May Futures	05/2026	1		(11)	0	0	0
Japan Government 10-Year Bond June Futures	06/2026	4		(3,284)	26	1	(7)
Lean Hogs June Futures	06/2026	3		(126)	3	1	0
LME Aluminum July Futures	07/2026	1		(86)	(2)	0	0
LME Aluminum May Futures	05/2026	4		(350)	(23)	0	0
LME Lead Futures July Futures	07/2026	4		(191)	3	2	0
LME Lead Futures May Futures	05/2026	7		(330)	27	0	0
LME Nickel July Futures	07/2026	1		(103)	(1)	0	(1)
LME Nickel May Futures	05/2026	3		(306)	11	0	0
LME Zinc May Futures	05/2026	2		(162)	(5)	0	0
Long Guilt June Futures	06/2026	17		(1,975)	114	0	(15)
Natural Gas July Futures	06/2026	4		(129)	6	2	0
Natural Gas September Futures	08/2026	1		(33)	2	1	0
Soybean Oil July Futures	07/2026	1		(41)	(2)	0	0
Sugar No. 11 October Futures	09/2026	7		(126)	(15)	1	0
U.S. Treasury 2-Year Note June Futures	06/2026	159		(32,984)	152	0	(12)
U.S. Treasury 10-Year Note June Futures	06/2026	84		(9,328)	136	0	(18)
U.S. Treasury Long-Term Bond June Futures	06/2026	159		(18,106)	471	0	(60)
Wheat July Futures	07/2026	4		(125)	(4)	0	(1)
Wheat September Futures	09/2026	2		(64)	(6)	0	(1)

					$1,302	$10	$(274)

Total Futures Contracts					$503	$265	$(300)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-45 5-Year Index	(5.000)%	Quarterly	12/20/2030	$2,178	$(126)	$8	$(118)	$0	$(20)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	4,100	$(86)	$7	$(79)	$9	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		10,240	(46)	(391)	(437)	33	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	64,000	6	0	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		60,000	8	0	8	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		590,000	74	8	82	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		274,770	53	4	57	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		420,000	6	184	189	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	$	1,240	(16)	(28)	(44)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		9,100	(115)	(194)	(309)	4	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		6,460	21	43	64	0	(6)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		300	0	3	3	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	05/15/2032	$	9,792	$(7)	$(22)	$(29)	$0	$(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		2,700	(26)	(101)	(127)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	08/15/2035		1,300	0	6	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.801	Annual	08/15/2035		2,700	0	7	7	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,000	63	287	350	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		2,900	41	28	69	10	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		2,508	19	14	33	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,130	70	334	404	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		1,700	38	327	365	6	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	203	264	8	0
Receive	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027	EUR	3,500	0	(8)	(8)	0	(3)
Receive	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		5,500	0	(13)	(13)	0	(5)
Pay(4)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		23,340	(235)	(614)	(849)	206	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		2,100	130	1,187	1,317	0	(12)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		2,200	1	1,376	1,377	0	(13)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	2,172	2,413	0	(22)
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		1,510	71	(56)	15	0	(17)
Receive(4)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		3,720	60	34	94	0	(41)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	17	25	3	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		540	(5)	(124)	(129)	0	(1)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		340	0	10	10	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		1,600	(1)	24	23	1	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,800	(6)	36	30	2	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		40	0	(1)	(1)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	2	2	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	17	10	4	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	(2)	(2)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	65	65	4	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	89	94	5	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	34	34	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	$	4,110	1	421	422	9	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(360)	(358)	1	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	9	(1,607)	(1,598)	6	0
Receive	CPURNSA	2.312	Maturity	02/24/2031		3,700	3	472	475	0	(2)
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	430	430	0	(4)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	2,700	1	53	54	1	0
Pay	UKRPI	3.500	Maturity	08/15/2034		1,900	11	(31)	(20)	0	(12)
Pay	UKRPI	3.466	Maturity	09/15/2034		800	0	(13)	(13)	0	(6)

							$453	$4,330	$4,783	$335	$(178)

Total Swap Agreements							$327	$4,338	$4,665	$335	$(198)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$272	$335	$607	$0	$(313)	$(198)	$(511)

(f)

Securities with an aggregate market value of $2,307and cash of $824 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin asset of $7 and liability of $(13) for closed futures is outstanding at period end.

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	4,858		$3,546	$54	$0

BOA	04/2026	BRL	2		0	0	0
	04/2026	CNH	455		66	0	0
	04/2026	EUR	146		169	1	0
	04/2026	INR	60,011		652	18	0
	04/2026	KRW	87,495		60	2	0
	04/2026	PLN	390		106	0	0
	04/2026		$0	BRL	2	0	0
	04/2026		438	CAD	598	0	(8)
	04/2026		20	CNH	138	0	0
	04/2026		185	INR	17,397	0	0
	04/2026		687	JPY	109,548	4	0
	04/2026		48	MXN	885	1	0
	04/2026		525	SGD	666	0	(7)
	05/2026	JPY	109,218		$687	0	(4)
	06/2026	BRL	2		0	0	0
	06/2026	ILS	1,027		332	5	0
	06/2026	MXN	2,490		139	1	0
	06/2026		$326	ILS	1,019	0	(2)
	09/2026	COP	738,030		$187	0	(6)

BPS	04/2026	AUD	52		37	1	0
	04/2026	BRL	8,307		1,588	1	(16)
	04/2026	CNH	138		20	0	0
	04/2026	ILS	1,010		327	6	0
	04/2026	KRW	137,379		91	0	0
	04/2026	NZD	715		423	12	0
	04/2026	PLN	138		37	0	0
	04/2026	THB	19,031		588	11	0
	04/2026		$211	AUD	303	0	(2)
	04/2026		1,592	BRL	8,307	12	0
	04/2026		831	IDR	14,067,810	0	(3)
	04/2026		241	ILS	764	2	0
	04/2026		97	KRW	145,103	0	(1)
	04/2026		747	PLN	2,693	0	(22)
	04/2026		0	THB	3	0	0
	04/2026		485	TWD	15,507	0	(1)
	04/2026	ZAR	5,227		$309	0	0
	05/2026	ILS	763		241	0	(2)
	05/2026	INR	35,907		380	0	(2)
	05/2026	TWD	8,314		258	0	(1)
	05/2026		$150	BRL	787	1	0
	05/2026		190	IDR	3,236,578	0	0
	05/2026		36	THB	1,182	0	0
	06/2026	IDR	1,478,707		$88	1	0
	06/2026		$128	IDR	2,151,826	0	(1)

BRC	04/2026	TRY	44,831		$982	0	(14)
	04/2026		$109	CHF	85	0	(3)
	04/2026		391	PLN	1,407	0	(12)
	04/2026		249	SEK	2,263	0	(10)
	04/2026		469	SGD	599	0	(3)
	04/2026		3,550	TRY	158,029	6	0
	04/2026		319	ZAR	5,224	0	(11)
	05/2026	TRY	11,024		$236	0	(2)

BSH	04/2026		$6,395	GBP	4,804	0	(36)
	04/2026		3,793	JPY	605,504	22	0
	04/2026		1,441	NZD	2,496	0	(7)
	04/2026		219	PLN	793	0	(6)
	05/2026	GBP	4,804		$6,395	37	0
	05/2026	JPY	603,680		3,793	0	(22)
	05/2026	NZD	2,496		1,442	7	0

CBK	04/2026	CNH	172		25	0	0
	04/2026	EUR	1,754		2,033	6	0
	04/2026	INR	135,232		1,447	19	0
	04/2026	NOK	365		37	0	0
	04/2026	SEK	1,605		171	2	0
	04/2026	THB	31		1	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	TWD	1,249		$39	$0	$0
	04/2026		$719	AUD	1,022	0	(14)
	04/2026		442	CAD	602	0	(9)
	04/2026		75	CNH	515	0	0
	04/2026		4,718	INR	433,614	3	(131)
	06/2026	COP	862,026		$222	0	(9)
	06/2026	ILS	303		98	2	0
	06/2026		$90	IDR	1,515,972	0	(1)
	06/2026		268	ILS	829	0	(3)
	06/2026		422	MXN	7,460	0	(8)
	09/2026		353	COP	1,368,443	5	0
	09/2026		99	MXN	1,771	0	(2)

DUB	04/2026	CNH	115		$17	0	0
	04/2026	ILS	2,038		659	10	0
	04/2026	INR	55,686		592	5	(1)
	04/2026		$1,102	AUD	1,607	6	0
	04/2026		37	CNH	252	0	0
	04/2026		679	INR	63,884	4	(5)
	04/2026		2,454	SGD	3,134	0	(16)
	04/2026		172	THB	5,613	0	(1)
	05/2026	AUD	1,607		$1,102	0	(6)
	05/2026	SGD	3,127		2,454	16	0
	05/2026		$17	CNH	115	0	0
	06/2026	IDR	2,634,768		$155	0	0
	06/2026	THB	5,601		172	1	0

FAR	04/2026	AUD	1,338		949	25	0
	04/2026	CHF	512		663	23	0
	04/2026	GBP	4,741		6,407	132	0
	04/2026	JPY	212,236		1,358	21	0
	04/2026		$286	CHF	228	0	(1)
	04/2026		4,724	JPY	753,908	27	0
	04/2026		434	PLN	1,567	0	(12)
	04/2026		13	SGD	17	0	0
	05/2026	CHF	227		$285	1	0
	05/2026	ILS	1,268		401	0	(3)
	05/2026	JPY	751,631		4,724	0	(26)
	05/2026	SGD	17		13	0	0
	06/2026	ILS	731		237	4	0
	06/2026		$1,188	MXN	20,693	0	(41)
	09/2026		80		1,419	0	(2)

GLM	04/2026	BRL	25,907		$4,908	0	(94)
	04/2026	ILS	991		319	3	0
	04/2026	INR	2,721		30	1	0
	04/2026	PLN	686		190	6	0
	04/2026		$4,971	BRL	25,907	30	0
	04/2026		64	CNH	441	0	0
	04/2026		23	IDR	385,274	0	0
	04/2026		182	INR	16,574	0	(7)
	04/2026		407	MXN	7,512	12	0
	04/2026		95	THB	3,101	0	0
	06/2026	BRL	5		$1	0	0
	06/2026	IDR	1,846,733		110	1	0
	06/2026	MXN	31,673		1,777	21	0
	06/2026	THB	3,096		95	0	0
	06/2026		$2,509	BRL	13,509	65	0
	06/2026		197	IDR	3,340,136	0	(1)
	06/2026		32	ILS	101	0	0
	06/2026		238	MXN	4,132	0	(9)
	07/2026	BRL	5		$1	0	0

IND	04/2026	EUR	12,924		15,261	322	0

JPM	04/2026	CNH	466		67	0	0
	04/2026	INR	27,479		292	2	0
	04/2026	PLN	2,105		570	5	(1)
	04/2026	SGD	5,204		4,129	82	0
	04/2026		$822	EUR	700	0	(13)
	04/2026		292	INR	27,526	1	0
	04/2026		1,556	MXN	27,936	4	(3)
	04/2026		796	ZAR	13,285	0	(12)
	04/2026	ZAR	4,327		$255	0	(1)

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026		$18	CNH	121	$0	$0
	06/2026	ILS	711		$230	3	0
	06/2026	MXN	2,734		152	1	0

MBC	04/2026	GBP	63		84	1	0
	04/2026	INR	43,133		465	10	0
	04/2026	JPY	401,216		2,556	30	(2)
	04/2026	KRW	443,643		303	8	0
	04/2026	NOK	1,270		131	0	0
	04/2026	NZD	703		420	16	0
	04/2026	PLN	1,236		336	3	0
	04/2026	SEK	685		73	1	0
	04/2026	THB	7,063		221	6	0
	04/2026		$435	AUD	617	0	(9)
	04/2026		253	CHF	199	0	(4)
	04/2026		360	EUR	313	2	0
	04/2026		1,457	JPY	233,045	11	0
	04/2026		121	MXN	2,238	4	0
	04/2026		95	NOK	929	1	0
	04/2026		291	NZD	498	0	(5)
	05/2026	JPY	232,341		$1,457	0	(11)
	05/2026	NOK	781		80	0	(1)
	05/2026		$425	EUR	370	3	0
	06/2026	MXN	314		$17	0	0

MYI	04/2026	PLN	142		40	2	0
	06/2026		$455	ILS	1,398	0	(10)

NGF	04/2026		73	NOK	706	0	(1)

RBC	04/2026		619	SGD	788	0	(6)

SCX	04/2026	JPY	166,915		$1,070	18	0
	04/2026	NZD	3,036		1,815	70	0
	04/2026	THB	471		15	1	0
	04/2026		$2,329	CAD	3,225	0	(11)
	04/2026		564	INR	51,353	0	(22)
	04/2026		140	PLN	506	0	(4)
	04/2026		53	TWD	1,677	0	0
	05/2026	CAD	3,220		$2,329	11	0
	05/2026		$323	JPY	51,400	2	0
	06/2026		336	IDR	5,661,735	0	(3)

SOG	04/2026	EUR	697		$825	19	0
	04/2026	JPY	920,641		5,917	116	0
	04/2026		$16,743	EUR	14,508	27	0
	05/2026	EUR	14,508		$16,769	0	(26)
	06/2026	ILS	510		165	3	0

SSB	04/2026	AUD	2,158		1,536	47	0
	04/2026	INR	56,422		610	14	0
	04/2026	JPY	1,079		7	0	0
	04/2026		$319	CAD	437	0	(5)
	08/2026		356	COP	1,357,101	2	0

UAG	04/2026	PLN	376		$102	1	0
	04/2026		$865	NZD	1,460	0	(26)
	04/2026		660	PLN	2,389	0	(16)
	06/2026	COP	1,070,604		$276	0	(11)
	06/2026	ILS	832		269	4	0
	06/2026	MXN	401		22	0	0
	06/2026		$542	MXN	9,458	0	(17)

Total Forward Foreign Currency Contracts						$1,509	$(826)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	700	$(1)	$(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(409)	$(216)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(4)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(12)	(19)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,600	(114)	(33)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,600	(114)	(189)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,100	(47)	(18)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,100	(47)	(65)

							$(347)	$(328)

Total Written Options							$(757)	$(545)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$54	$0	$0	$54	$0	$0	$0	$0	$54	$0	$54
BOA	32	0	0	32	(27)	0	0	(27)	5	0	5
BPS	47	0	0	47	(51)	0	0	(51)	(4)	0	(4)
BRC	6	0	0	6	(55)	(23)	0	(78)	(72)	0	(72)
BSH	66	0	0	66	(71)	0	0	(71)	(5)	0	(5)
CBK	37	0	0	37	(177)	0	0	(177)	(140)	0	(140)
DUB	42	0	0	42	(29)	0	0	(29)	13	0	13
FAR	233	0	0	233	(85)	0	0	(85)	148	(50)	98
GLM	139	0	0	139	(111)	(521)	0	(632)	(493)	(430)	(923)
GST	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
IND	322	0	0	322	0	0	0	0	322	(290)	32
JPM	98	0	0	98	(30)	0	0	(30)	68	0	68
MBC	96	0	0	96	(32)	0	0	(32)	64	0	64
MYI	2	0	0	2	(10)	0	0	(10)	(8)	(38)	(46)
NGF	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
RBC	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
SCX	102	0	0	102	(40)	0	0	(40)	62	0	62
SOG	165	0	0	165	(26)	0	0	(26)	139	0	139
SSB	63	0	0	63	(5)	0	0	(5)	58	0	58
UAG	5	0	0	5	(70)	0	0	(70)	(65)	0	(65)

Total Over the Counter	$1,509	$0	$0	$1,509	$(826)	$(545)	$0	$(1,371)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$27	$0	$0	$0	$245	$272
Swap Agreements	0	0	0	0	335	335

	$27	$0	$0	$0	$580	$607

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,509	$0	$1,509

	$27	$0	$0	$1,509	$580	$2,116

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$33	$0	$0	$0	$280	$313
Swap Agreements	0	20	0	0	178	198

	$33	$20	$0	$0	$458	$511

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$826	$0	$826
Written Options	0	1	0	0	544	545

	$0	$1	$0	$826	$544	$1,371

	$33	$21	$0	$826	$1,002	$1,882

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(299)	$0	$0	$0	$(772)	$(1,071)
Swap Agreements	0	1	0	0	1,481	1,482

	$(299)	$1	$0	$0	$709	$411

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,108)	$0	$(2,108)
Written Options	0	0	0	0	66	66

	$0	$0	$0	$(2,108)	$66	$(2,042)

	$(299)	$1	$0	$(2,108)	$775	$(1,631)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(98)	$0	$0	$0	$801	$703
Swap Agreements	0	8	0	0	71	79

	$(98)	$8	$0	$0	$872	$782

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,332	$0	$1,332
Written Options	0	0	0	0	59	59

	$0	$0	$0	$1,332	$59	$1,391

	$(98)	$8	$0	$1,332	$931	$2,173

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$235	$0	$235
Industrials	0	1,567	0	1,567
U.S. Government Agencies	0	40,263	0	40,263
U.S. Treasury Obligations	0	205,492	0	205,492
Non-Agency Mortgage-Backed Securities	0	8,607	0	8,607
Asset-Backed Securities
CMBS Other	0	4,428	0	4,428
Home Equity Other	0	9,611	0	9,611
Whole Loan Collateral	0	802	0	802
Other ABS	0	5,775	0	5,775
Sovereign Issues	0	30,534	0	30,534
Preferred Securities
Banking & Finance	0	160	0	160
Short-Term Instruments
Mutual Funds	613	0	0	613

	$613	$307,474	$0	$308,087

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,023	$0	$0	$21,023

Total Investments	$21,636	$307,474	$0	$329,110

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	226	374	0	600
Over the counter	0	1,509	0	1,509

	$226	$1,883	$0	$2,109

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(208)	(290)	0	(498)
Over the counter	0	(1,371)	0	(1,371)

	$(208)	$(1,661)	$0	$(1,869)

Total Financial Derivative Instruments	$18	$222	$0	$240

Totals	$21,654	$307,696	$0	$329,350

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.5%

CORPORATE BONDS & NOTES 1.1%

BANKING & FINANCE 0.4%

Armor RE II Ltd.
12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~		$1,050	$1,113

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		63	61

Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	252

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	4,500	1,376

Gateway Re Ltd.
5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		$500	500

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	4,200	4,816

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	317	40
1.500% due 10/01/2053		97,514	11,692
2.500% due 10/01/2047		7	1

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		$250	250

Luca RE Ltd.
10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		550	567

MMIFS Re Ltd.
5.151% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	180

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	19,287	2,142
2.000% due 10/01/2053		8,881	1,141
2.500% due 10/01/2047		3	0

Nykredit Realkredit AS
1.500% due 10/01/2053		2,489	257
2.500% due 10/01/2047		18	3

Polestar Re Ltd.
10.661% (BRMMUSDF + 7.000%) due 01/08/2029 ~		$250	251

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	17,751	2,188
2.500% due 04/01/2047		8	1

UBS Group AG
0.650% due 01/14/2028 •	EUR	600	681
1.000% due 06/24/2027 •		500	576
2.125% due 11/15/2029 •	GBP	100	122
2.875% due 04/02/2032 •	EUR	100	111
7.000% due 09/30/2027 •	GBP	300	401

Veraison Re Ltd.
6.441% (GSMMUSTI + 2.900%) due 03/08/2029 ~		$300	300

Vitality Re XVII Ltd.
5.541% (GSMMUSTI + 2.000%) due 01/08/2031 ~		500	500
5.941% (GSMMUSTI + 2.400%) due 01/08/2031 ~		250	250
7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~		250	250

			30,022

INDUSTRIALS 0.7%

Beignet Investor LLC
6.581% due 05/30/2049		39,000	40,128

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	4,600	5,281
6.375% due 06/15/2051		5,800	6,658

			52,067

Total Corporate Bonds & Notes (Cost $86,404)			82,089

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 18.4%

Federal Home Loan Mortgage Corp.
4.000% due 03/01/2039 - 07/01/2049	$21,319	$20,431
4.500% due 07/01/2052 - 09/01/2052	1,292	1,254
5.930% due 01/01/2034 •	87	89
6.040% due 07/01/2036 •	20	20
6.181% due 10/01/2036 •	7	8
6.195% due 09/01/2036 •	7	7
6.487% due 01/01/2034 •	23	23
6.494% due 06/01/2033 •	14	14

Federal Home Loan Mortgage Corp. REMICS
4.137% due 01/15/2047 •	1,960	1,920
4.187% due 06/15/2047 - 08/15/2057 •	7,544	7,351
4.602% due 11/25/2054 •	32,748	32,963
4.662% due 08/25/2055 •	2,181	2,201
4.762% due 10/25/2055 •	3,735	3,758
4.812% due 02/25/2055 - 08/25/2055 •	9,617	9,689
4.862% due 02/25/2055 - 08/25/2055 •	5,954	6,013
4.912% due 05/25/2055 •	1,358	1,365
4.962% due 09/25/2054 - 05/25/2055 •	23,328	23,403
7.000% due 10/15/2030	4	4

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.053% due 08/25/2031 •	32	32
4.056% due 09/25/2031 •	55	55
5.059% due 02/25/2045 •	202	197
5.259% due 07/25/2044 •	39	38

Federal National Mortgage Association
4.000% due 08/01/2038 - 04/01/2050	4,420	4,237
4.500% due 09/01/2052 - 10/01/2052	1,975	1,916
4.714% due 12/01/2036 •	2	2
5.113% due 06/01/2043 •	5	5
5.114% due 09/01/2044 - 10/01/2044 •	185	187
5.140% due 04/01/2032 •	1	1
5.340% due 11/01/2033 •	11	11
5.510% due 09/01/2034 •	1	1
5.522% due 02/01/2034 •	3	3
5.525% due 02/01/2032 •	3	3
5.643% due 10/01/2033 •	2	2
5.687% due 04/01/2033 •	30	30

Federal National Mortgage Association REMICS
3.842% due 12/25/2036 - 07/25/2037 •	98	96
3.912% due 03/25/2036 •	32	31
4.126% due 07/25/2037 •	11	11
4.216% due 05/25/2036 •	16	16
4.221% due 02/25/2037 •	70	69
4.692% due 06/25/2055 •	33,356	33,697
4.750% due 04/25/2056 •	36,000	35,827
4.762% due 10/25/2055 - 11/25/2055 •	12,072	12,140
4.812% due 03/25/2055 •	1,344	1,354
4.842% due 08/25/2055 •	4,138	4,175
4.862% due 10/25/2053 - 07/25/2055 •	7,621	7,691
4.912% due 08/25/2055 - 10/25/2055 •	12,859	12,941
4.962% due 08/25/2054 •	6,749	6,794
5.062% due 12/25/2054 •	2,656	2,678
6.125% due 05/25/2035 ~	2	2

Federal National Mortgage Association REMICS Trust
6.500% due 06/25/2028	1	1

Federal National Mortgage Association Trust
4.126% due 05/25/2042 •	38	38

Government National Mortgage Association
3.500% due 03/20/2052 - 03/20/2056	219,020	201,904
5.125% due 12/20/2035 •	109	110
5.375% due 07/20/2035 •	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
4.123% due 01/20/2072 •	$223	$223
4.243% due 02/20/2067 •	169	169
4.473% due 08/20/2072 •	202	203
4.483% due 08/20/2066 •	2	2
4.491% due 12/20/2068 •	471	476
4.533% due 08/20/2066 •	27	27
4.573% due 08/20/2072 - 07/20/2073 •	19,494	19,672
4.607% due 01/20/2060 •	809	814
4.773% due 10/20/2055 - 05/20/2073 •	11,104	11,185
4.783% due 08/20/2069 •	1,056	1,071
4.833% due 11/20/2072 •	4,349	4,447
4.927% due 08/20/2068 •	8,018	8,081
5.023% due 07/20/2055 •	22,049	22,226

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2056 - 06/01/2056	103,700	97,722
4.500% due 05/01/2056 - 06/01/2056	515,300	496,583
5.500% due 06/01/2056	64,300	64,448
6.000% due 05/01/2056 - 07/01/2056	189,600	192,970
6.500% due 05/01/2056	63,600	65,747

Total U.S. Government Agencies (Cost $1,422,137)		1,422,878

U.S. TREASURY OBLIGATIONS 79.2%

U.S. Treasury Bonds
4.875% due 08/15/2045 (g)	787	785

U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051	62,838	33,462
0.125% due 02/15/2052 (k)	57,128	29,693
0.250% due 02/15/2050	104,573	59,270
0.625% due 02/15/2043	80,936	59,693
0.750% due 02/15/2042	216,712	167,140
0.750% due 02/15/2045	168,075	120,883
0.875% due 02/15/2047	190,656	135,372
1.000% due 02/15/2046	188,813	140,195
1.000% due 02/15/2048	66,719	47,972
1.000% due 02/15/2049	45,828	32,477
1.375% due 02/15/2044	203,673	168,457
1.500% due 02/15/2053 (k)	13,785	10,579
1.750% due 01/15/2028	296,591	300,925
2.125% due 02/15/2040	74,721	73,203
2.125% due 02/15/2041	55,167	53,433
2.125% due 02/15/2054	63,686	56,213
2.375% due 02/15/2055 (g)	80,389	74,796
2.500% due 01/15/2029 (i)	105,541	109,512
3.375% due 04/15/2032 (k)	14,291	15,774
3.625% due 04/15/2028	257,304	270,643
3.875% due 04/15/2029	283,083	305,475
0.125% due 01/15/2030	60,863	58,271
0.125% due 07/15/2030	153,582	146,239
0.125% due 01/15/2031	146,226	137,520
0.125% due 07/15/2031	248,721	232,462
0.125% due 01/15/2032	153,279	141,111
0.250% due 07/15/2029	169,366	164,771
0.375% due 07/15/2027 (i)	52,833	52,832
0.500% due 01/15/2028 (i)	57,052	56,625
0.625% due 07/15/2032 (g)	386,050	364,365
0.750% due 07/15/2028	64,032	63,862
0.875% due 01/15/2029	82,008	81,428
1.125% due 10/15/2030 (i)	208,419	206,617
1.125% due 01/15/2033	172,827	166,515
1.250% due 04/15/2028	82,185	82,528
1.375% due 07/15/2033	327,240	320,002
1.625% due 10/15/2027 (i)	74,105	75,279
1.625% due 10/15/2029	73,072	74,251
1.625% due 04/15/2030	155,390	156,996
1.750% due 01/15/2034	66,759	66,502
1.875% due 07/15/2034	326,703	328,434
1.875% due 07/15/2035 (g)	303,137	301,749
1.875% due 01/15/2036 (g)	113,498	112,167
2.125% due 04/15/2029	101,462	104,194
2.125% due 01/15/2035	346,145	352,102
2.375% due 10/15/2028 (i)(k)	28,349	29,358

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
4.250% due 08/15/2035 (g)(k)	$1,195	$1,191

Total U.S. Treasury Obligations (Cost $6,647,730)		6,143,323

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%

Adjustable Rate Mortgage Trust
4.760% due 10/25/2035 ~	30	28
6.542% due 08/25/2035 ~	51	51

Alliance Bancorp Trust
4.273% due 07/25/2037 •	2,679	2,409

American Home Mortgage Assets Trust
3.983% due 05/25/2046 •	183	164
4.003% due 10/25/2046 •	3,827	1,925

Banc of America Funding Trust
4.343% due 01/20/2047 ~	2,058	1,790
4.751% due 01/20/2047 ~	57	50
6.253% due 10/25/2036 þ	68	60
6.337% due 01/25/2037 þ	66	62
6.388% due 04/25/2037 þ	52	44

Banc of America Mortgage Trust
5.092% due 11/25/2035 ~	172	158
5.582% due 07/25/2035 ~	75	72

BCAP LLC Trust
4.133% due 01/25/2037 •	596	563
4.421% due 04/26/2036 ~	951	868

Bear Stearns ALT-A Trust
4.047% due 08/25/2036 ~	294	194
4.330% due 11/25/2036 ~	470	258
4.544% due 08/25/2036 ~	177	108
4.718% due 09/25/2035 ~	30	16
5.158% due 05/25/2035 ~	10	9

Bear Stearns ALT-A Trust II
4.164% due 09/25/2047 ~	2,559	1,196

Bear Stearns ARM Trust
4.065% due 05/25/2047 ~	300	272
4.203% due 07/25/2036 ~	362	312
4.335% due 02/25/2036 ~	60	56
4.690% due 11/25/2030 ~	18	18
5.561% due 02/25/2034 ~	150	142
5.703% due 11/25/2034 ~	17	16
5.714% due 01/25/2034 ~	60	57
5.930% due 10/25/2035 ~	120	121
6.185% due 01/25/2034 ~	183	178

Chase Mortgage Finance Trust
4.202% due 12/25/2035 ~	8	7
5.538% due 02/25/2037 ~	21	21
6.447% due 02/25/2037 ~	4	4

ChaseFlex Trust
4.293% due 06/25/2035 •	167	70

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.973% due 07/25/2036 •	102	94

CHL Mortgage Pass-Through Trust
4.135% due 02/25/2047 ~	79	73
4.147% due 03/25/2037 ~	67	58
4.336% due 11/25/2037 ~	786	747
4.373% due 04/25/2035 •	142	137
4.433% due 03/25/2035 •	4	4
4.595% due 10/20/2035 ~	6,939	6,609
4.787% due 11/25/2034 ~	3	3
5.500% due 11/25/2035	66	32
5.500% due 04/25/2038	58	60
6.000% due 04/25/2036	1,105	525
6.000% due 03/25/2037	3,353	1,373
6.616% due 01/20/2035 ~	5	5

CIM Trust
4.776% due 02/25/2049 •	57	55

Citigroup Global Markets Mortgage Securities VII, Inc.
6.500% due 09/25/2033	92	37

Citigroup Mortgage Loan Trust, Inc.
4.451% due 09/25/2037 ~	95	91
4.957% due 07/25/2046 ~	273	261
5.840% due 09/25/2035 •	6	6
6.033% due 03/25/2034 ~	29	27
6.490% due 05/25/2035 •	11	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
3.970% due 02/20/2047 •		$34	$28
3.985% due 12/20/2046 •		1,937	1,750
4.210% due 03/20/2046 •		81	77
4.210% due 07/20/2046 •		1,576	1,376
4.430% due 11/20/2035 •		143	138
4.474% due 02/25/2037 ~		826	743
4.493% due 10/25/2035 •		57	37
4.859% due 12/25/2035 •		288	253
5.000% due 07/25/2035		67	35
5.500% due 11/25/2035		12	10
5.750% due 05/25/2036		946	318
6.000% due 01/25/2037		2,771	1,345
6.000% due 02/25/2037		58	21
6.000% due 04/25/2037		954	804
6.500% due 08/25/2032		13	13

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		150	20

CSMC Mortgage-Backed Trust
6.079% due 04/25/2037 þ		333	91

CSMC Trust
2.841% due 10/25/2066 ~		5,946	5,426

First Horizon Alternative Mortgage Securities Trust
4.782% due 09/25/2034 ~		16	16
5.603% due 06/25/2034 ~		107	107
6.000% due 02/25/2037		640	222
6.250% due 08/25/2037		139	45

First Horizon Mortgage Pass-Through Trust
5.994% due 08/25/2035 ~		169	111

GreenPoint MTA Trust
4.233% due 06/25/2045 •		160	143

Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	43	48

GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~		$9	8
4.271% due 04/25/2035 ~		18	16
4.454% due 11/25/2035 ~		171	146
4.741% due 11/25/2035 ~		50	48
4.993% due 07/25/2035 ~		55	53

HarborView Mortgage Loan Trust
4.171% due 09/19/2037 •		102	90
4.231% due 05/19/2035 •		3	3
4.271% due 03/19/2036 •		301	283
4.291% due 01/19/2036 •		885	566
4.411% due 11/19/2035 •		196	124
4.411% due 08/19/2045 •		55	53
4.470% due 06/20/2035 •		104	98
4.956% due 01/19/2035 ~		79	75
5.460% due 04/19/2034 ~		32	32

HomeBanc Mortgage Trust
4.673% due 04/25/2037 ~		327	298

IndyMac INDA Mortgage Loan Trust
3.195% due 11/25/2035 ~		112	85
3.469% due 08/25/2036 ~		226	173
5.041% due 11/25/2035 ~		1	2

IndyMac INDB Mortgage Loan Trust
4.393% due 11/25/2035 •		105	61

IndyMac INDX Mortgage Loan Trust
3.250% due 01/25/2036 ~		18	17
3.417% due 06/25/2036 ~		124	108
3.606% due 10/25/2035 ~		75	60
3.626% due 08/25/2035 ~		150	110
4.033% due 07/25/2036 •		432	433
4.093% due 06/25/2037 •		252	78
4.193% due 06/25/2046 •		744	676
4.273% due 07/25/2035 •		164	155
4.353% due 07/25/2035 •		187	135
4.368% due 12/25/2034 ~		27	26
4.757% due 10/25/2034 ~		163	157

JP Morgan Alternative Loan Trust
4.253% due 03/25/2036 •		575	550
4.253% due 12/25/2036 •		7,808	7,336
6.000% due 12/27/2036		100	47

JP Morgan Chase Commercial Mortgage Securities Trust
5.170% due 12/15/2031 •		1,681	1,679

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
4.730% due 11/25/2035 ~		$74	$58
4.895% due 10/25/2035 ~		38	25
4.968% due 07/25/2035 ~		47	45
5.132% due 02/25/2035 ~		1	1
5.428% due 08/25/2035 ~		2	2
5.630% due 06/25/2036 ~		11	8
5.937% due 08/25/2035 ~		62	60
6.178% due 07/25/2035 ~		4	4
6.222% due 07/25/2035 ~		4	4

Lehman XS Trust
4.153% due 12/25/2036 •		546	554
4.293% due 08/25/2037 •		1,283	1,268

Luminent Mortgage Trust
4.153% due 12/25/2036 •		111	110

MASTR Adjustable Rate Mortgages Trust
4.003% due 04/25/2046 •		602	568
5.066% due 12/25/2033 ~		107	100
5.598% due 11/21/2034 ~		63	63

MASTR Alternative Loan Trust
4.193% due 03/25/2036 •		908	73

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.487% due 11/15/2031 •		10	10
4.527% due 09/15/2030 •		3	2

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.227% due 12/15/2030 •		18	18
4.267% due 06/15/2030 •		9	9
4.387% due 10/20/2029 •		10	9
4.647% due 08/15/2032 •		28	28

Merrill Lynch Mortgage Investors Trust
4.293% due 11/25/2035 •		76	74
4.680% due 03/25/2030 •		7	6
4.838% due 09/25/2035 ~		50	39
4.880% due 11/25/2029 •		1	1
4.987% due 12/25/2034 ~		75	71
5.028% due 06/25/2037 ~		93	90
5.135% due 02/25/2035 ~		84	77
5.844% due 02/25/2034 ~		247	236
5.875% due 05/25/2036 ~		2	2
5.900% due 02/25/2033 ~		160	151

Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ		161	51

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		9,776	9,484
4.500% due 05/25/2058 ~		1,615	1,575

New York Mortgage Trust
4.582% due 05/25/2036 ~		39	32

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~		4	0
6.320% due 03/25/2047 þ		134	126
6.638% due 03/25/2047 þ		124	116

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	109,900	75,826
5.713% due 12/30/2057 «(a)		3,700	2,553
5.863% due 12/30/2057 «(a)		2,600	1,794
6.163% due 12/30/2057 «(a)		1,300	897
6.563% due 12/30/2057 «(a)		1,000	690

RALI Trust
4.093% due 08/25/2035 •		$34	23
4.153% due 06/25/2046 •		2,476	500
4.353% due 12/25/2045 •		625	343
4.788% due 10/25/2037 ~		2,505	1,999
5.219% due 09/25/2045 •		57	50

Residential Asset Securitization Trust
4.193% due 05/25/2035 •		3,769	2,164
4.193% due 01/25/2046 •		55	15
5.500% due 06/25/2033		29	29
6.500% due 06/25/2037		1,791	330

Sequoia Mortgage Trust
4.190% due 07/20/2036 •		273	235
4.491% due 10/19/2026 •		5	5
4.590% due 10/20/2027 •		3	3
4.690% due 12/20/2032 •		10	9

Structured Adjustable Rate Mortgage Loan Trust
4.113% due 10/25/2035 •		200	194

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.243% due 09/25/2036 ~	$264	$178
4.348% due 11/25/2035 ~	22	21
4.443% due 08/25/2035 ~	33	29
4.676% due 09/25/2035 ~	86	77
5.259% due 01/25/2035 •	9	8
5.549% due 10/25/2037 •	118	108
5.939% due 02/25/2034 ~	44	43

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •	57	22
4.213% due 04/25/2036 •	124	115
4.213% due 05/25/2036 •	1,235	873
4.253% due 02/25/2036 •	111	93
4.291% due 07/19/2035 •	139	133
4.413% due 12/25/2035 •	78	66
4.451% due 10/19/2034 •	19	18
4.491% due 03/19/2034 •	39	37

Structured Asset Mortgage Investments Trust
4.451% due 09/19/2032 •	11	10

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.119% due 01/25/2034 ~	1	1
6.132% due 06/25/2033 ~	9	9

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	1,230	30

WaMu Mortgage Pass-Through Certificates Trust
3.134% due 05/25/2037 ~	642	533
3.534% due 01/25/2037 ~	515	452
3.649% due 04/25/2037 ~	378	345
3.829% due 12/25/2046 •	835	738
3.996% due 02/25/2037 ~	148	129
4.030% due 02/27/2034 •	125	122
4.125% due 02/25/2037 ~	664	598
4.253% due 04/25/2045 •	2	2
4.260% due 12/25/2036 ~	356	329
4.266% due 08/25/2036 ~	50	45
4.373% due 07/25/2045 •	147	142
4.373% due 10/25/2045 •	65	63
4.431% due 12/25/2035 ~	10	9
4.433% due 07/25/2045 •	6	6
4.453% due 01/25/2045 •	29	30
4.473% due 01/25/2045 •	271	264
4.477% due 09/25/2035 ~	83	80
4.559% due 03/25/2047 •	1,725	1,554
4.593% due 10/25/2044 •	89	86
4.616% due 03/25/2035 ~	21	20
4.629% due 05/25/2047 •	290	251
4.641% due 12/25/2035 ~	640	608
4.688% due 12/25/2035 ~	79	74
4.839% due 06/25/2046 •	31	30
4.859% due 02/25/2046 •	245	228
4.893% due 07/25/2044 •	333	324
5.059% due 11/25/2042 •	9	9
5.259% due 06/25/2042 •	19	18
5.364% due 03/25/2033 ~	2	2
5.600% due 03/25/2034 ~	16	16
5.718% due 06/25/2033 ~	85	85

Washington Mutual Mortgage Pass-Through Certificates Trust
4.829% due 05/25/2046 •	618	556
6.000% due 06/25/2037	3,690	2,889
6.500% due 08/25/2035	141	122

Wells Fargo Mortgage-Backed Securities Trust
5.715% due 04/25/2036 ~	207	207
6.024% due 12/28/2037 ~	852	777
6.771% due 10/25/2036 ~	6	6

Total Non-Agency Mortgage-Backed Securities (Cost $172,663)		164,894

ASSET-BACKED SECURITIES 6.6%

CMBS OTHER 0.2%

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •	1,966	1,970

LoanCore Issuer Ltd.
5.222% due 01/17/2037 •	1,983	1,980

MF1 LLC
5.827% due 06/19/2037 •	8,168	8,171

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Ltd.
4.874% due 10/16/2036 •	$393	$393

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	4,739	4,751

		17,265

HOME EQUITY OTHER 1.4%

ABFC Trust
4.493% due 06/25/2034 •	1,462	1,470
4.768% due 06/25/2033 •	92	92

ACE Securities Corp. Home Equity Loan Trust
4.573% due 04/25/2034 •	243	231
4.843% due 12/25/2033 •	390	400

Aegis Asset-Backed Securities Trust
4.438% due 12/25/2035 •	1,448	1,381

Argent Mortgage Loan Trust
4.273% due 05/25/2035 •	967	895

Argent Securities Trust
4.093% due 07/25/2036 •	2,197	2,013
4.113% due 05/25/2036 •	1,064	251

Bear Stearns Asset-Backed Securities Trust
4.768% due 06/25/2034 •	31	37

Carrington Mortgage Loan Trust
4.273% due 06/25/2036 •	2,422	2,373
4.393% due 01/25/2036 •	925	910

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	7,239	7,344

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
4.738% due 10/25/2034 •	55	54

Citigroup Mortgage Loan Trust, Inc.
4.253% due 12/25/2036 •	2,600	1,820

Countrywide Asset-Backed Certificates
4.293% due 03/25/2037 •	2,937	2,923
4.993% due 10/25/2035 •	54	54

Countrywide Asset-Backed Certificates Trust
3.933% due 08/25/2037 •	136	122
3.983% due 11/25/2037 •	5,148	4,968
4.043% due 02/25/2036 •	359	351
4.533% due 08/25/2047 •	467	460
4.573% due 11/25/2034 •	255	250
5.518% due 11/25/2034 •	2,533	2,315
5.805% due 04/25/2036 ~	206	194

Credit-Based Asset Servicing & Securitization LLC
3.823% due 06/25/2035 •	293	288

Fremont Home Loan Trust
4.063% due 10/25/2036 •	1,575	1,462

GSAA Trust
6.720% due 03/25/2046 þ	1,007	512

GSAMP Trust
4.073% due 12/25/2036 •	1,537	821
4.533% due 03/25/2047 •	2,726	2,017
4.768% due 03/25/2035 •	1,974	1,917

Home Equity Asset Trust
4.408% due 04/25/2036 •	245	244
4.468% due 02/25/2036 •	4,770	4,714
4.648% due 08/25/2034 •	315	314

HSI Asset Securitization Corp. Trust
4.333% due 02/25/2036 •	342	340

JP Morgan Mortgage Acquisition Trust
4.213% due 10/25/2036 •	32	32

Merrill Lynch Mortgage Investors Trust
3.953% due 09/25/2037 •	67	13
4.033% due 02/25/2037 •	98	27
4.093% due 11/25/2037 •	8,697	2,635

Morgan Stanley ABS Capital I, Inc. Trust
4.013% due 10/25/2036 •	1,409	615
4.023% due 10/25/2036 •	104	54
4.133% due 03/25/2037 •	390	158
4.453% due 01/25/2035 •	95	93
4.573% due 01/25/2035 •	137	140
4.708% due 07/25/2034 •	169	173
4.843% due 06/25/2035 •	6,500	6,123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.143% due 02/25/2033 •	$132	$144

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	92	43
6.000% due 02/25/2037 ~	71	40

New Century Home Equity Loan Trust
4.558% due 02/25/2035 •	692	683
5.143% due 03/25/2033 •	332	319

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.228% due 03/25/2036 •	86	86

NovaStar Mortgage Funding Trust
4.133% due 11/25/2036 •	1,173	355

Option One Mortgage Loan Trust
4.033% due 04/25/2037 •	6,069	3,011

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.528% due 09/25/2035 •	626	619
4.723% due 05/25/2035 •	8,002	7,673
4.843% due 10/25/2034 •	924	919
5.518% due 02/25/2035 •	1,636	1,533

Renaissance Home Equity Loan Trust
4.893% due 09/25/2037 •	29,404	11,582

Residential Asset Securities Corporation Trust
4.273% due 08/25/2036 •	3,156	2,834

Saxon Asset Securities Trust
2.405% due 05/25/2035 •	198	194
4.103% due 09/25/2037 •	45	44
4.228% due 09/25/2036 •	638	617
4.513% due 11/25/2037 •	1,915	1,687

Securitized Asset-Backed Receivables LLC Trust
4.113% due 07/25/2036 •	2,869	923

Soundview Home Loan Trust
3.973% due 07/25/2037 •	2,224	2,049

Structured Asset Investment Loan Trust
4.498% due 03/25/2034 •	90	96
4.513% due 04/25/2033 •	29	33

Structured Asset Securities Corp.
4.498% due 02/25/2035 •	184	184

Structured Asset Securities Corp. Mortgage Loan Trust
4.093% due 04/25/2036 •	16,550	14,151
4.363% due 10/25/2036 •	914	915

Wells Fargo Home Equity Asset-Backed Securities Trust
6.193% due 12/25/2034 •	150	151

		104,485

MANUFACTURING HOUSE ABS OTHER 0.0%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	3,571	3,414

WHOLE LOAN COLLATERAL 0.5%

Citigroup Mortgage Loan Trust, Inc.
4.288% due 10/25/2036 •	16,314	16,158
4.468% due 03/25/2037 •	982	978

First Franklin Mortgage Loan Trust
3.898% due 10/25/2036 •	1,064	996
4.498% due 11/25/2036 •	8,564	8,418

IndyMac INDB Mortgage Loan Trust
3.933% due 07/25/2036 •	3,573	1,116

Lehman XS Trust
4.113% due 05/25/2036 •	1,960	1,745
4.743% due 06/25/2036 þ	2,135	2,084
6.093% due 12/25/2037 •	6,731	6,867

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.593% due 04/25/2035 •	1,000	997

		39,359

OTHER ABS 4.5%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •	1,700	1,702

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

37 Capital CLO 4 Ltd.
4.762% due 04/15/2035 •		$2,300	$2,301

37 Capital CLO II Ltd.
4.962% due 07/15/2034 •		2,100	2,102

522 Funding CLO Ltd.
4.871% due 10/23/2034 •		1,750	1,752
4.969% due 10/20/2031 •		96	96

AlbaCore Euro CLO IV DAC
3.006% due 07/15/2035 •	EUR	1,000	1,157

Anchorage Capital CLO 20 Ltd.
4.768% due 01/20/2035 •		$500	500

Apidos CLO XXIV
4.879% due 10/20/2030 •		172	172

Arbour CLO VI DAC
3.134% due 11/15/2037 •	EUR	800	925

Arbour CLO VII DAC
3.330% due 12/15/2038 •		4,200	4,863

Arbour CLO XIII DAC
3.154% due 08/15/2038 •		4,200	4,840

ARES European CLO X DAC
2.796% due 10/15/2031 •		902	1,044

ARES LXV CLO Ltd.
4.788% due 07/25/2034 •		$2,600	2,601

ARES XLIV CLO Ltd.
4.802% due 04/15/2034 •		4,700	4,705

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •		4,800	4,806

Atlantic Avenue Ltd.
4.928% due 01/20/2035 •		4,750	4,753

Atlas Senior Loan Fund XV Ltd.
4.891% due 10/23/2032 •		1,200	1,202

Bain Capital Credit CLO Ltd.
4.821% due 10/23/2034 •		500	501
4.830% due 07/17/2035 •		1,600	1,600

Barings Euro CLO DAC
3.426% due 08/15/2039 •	EUR	2,300	2,653

BlackRock European CLO III DAC
2.906% due 07/19/2035 •		1,000	1,155

BlackRock European CLO VII DAC
2.636% due 10/15/2031 •		1,566	1,812

BlueMountain CLO Ltd.
4.858% due 10/25/2030 •		$808	809

BlueMountain CLO XXII Ltd.
5.014% due 07/15/2031 •		774	775

BlueMountain Fuji EUR CLO V DAC
2.926% due 01/15/2033 •	EUR	519	600

Bosphorus CLO V DAC
3.148% due 12/12/2032 •		375	434

Bosphorus CLO VI DAC
2.884% due 05/25/2034 •		15,781	18,238

Canyon CLO Ltd.
4.752% due 07/15/2034 •		$1,000	1,001

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		5,800	5,819

Capital Street Master Trust
5.022% due 10/16/2028 •		4,500	4,504

Carlyle U.S. CLO Ltd.
4.778% due 10/20/2034 •		1,500	1,500

CarVal CLO I Ltd.
4.901% due 07/16/2031 •		1,747	1,749

Cedar Funding VI CLO Ltd.
4.758% due 04/20/2034 •		3,400	3,402

CIFC Funding Ltd.
4.880% due 10/24/2030 •		142	142

Cumulus Static CLO DAC
3.184% due 11/15/2033 •	EUR	2,315	2,679

CVC Cordatus Loan Fund XXI DAC
3.068% due 09/22/2034 •		2,500	2,886

CVC Cordatus Opportunity Loan Fund-R DAC
2.824% due 08/15/2033 •		8,170	9,432

Dryden 27 R Euro CLO DAC
2.676% due 04/15/2033 •		5,259	6,086

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden 35 Euro CLO DAC
3.006% due 01/17/2033 •	EUR	360	$416

Dryden 44 Euro CLO DAC
2.896% due 04/15/2034 •		814	940

Dryden 52 Euro CLO DAC
2.844% due 05/15/2034 •		3,723	4,308

Dryden 54 Senior Loan Fund
4.818% due 10/19/2029 •		$72	72

Dryden 60 CLO Ltd.
4.984% due 07/15/2031 •		223	223

Dryden 64 CLO Ltd.
4.899% due 04/18/2031 •		467	468

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •		3,100	3,101

Elevation CLO Ltd.
4.798% due 07/25/2034 •		2,300	2,302

Euro-Galaxy III CLO DAC
2.650% due 04/24/2034 •	EUR	1,369	1,584

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •		$1,493	1,494

Gallatin CLO VIII Ltd.
5.024% due 07/15/2031 •		3,066	3,069

GoldenTree Loan Management U.S. CLO 8 Ltd.
4.818% due 10/20/2034 •		1,000	1,001

GreenSky Home Improvement Issuer Trust
4.930% due 06/25/2060		335	336

Greywolf CLO III Ltd.
4.899% due 04/22/2033 •		2,164	2,166

Harvest CLO XXI DAC
2.776% due 07/15/2031 •	EUR	675	781

Hayfin Emerald CLO V DAC
3.194% due 11/17/2037 •		4,000	4,625

Hayfin Emerald CLO XIV DAC
3.237% due 01/22/2039 •		5,700	6,588

Henley CLO VI DAC
3.030% due 06/10/2034 •		3,100	3,579

ICG U.S. CLO Ltd.
4.661% due 01/16/2033 •		$979	980

Indigo Credit Management I DAC
3.276% due 10/15/2037 •	EUR	3,000	3,466

Invesco Euro CLO I DAC
2.666% due 07/15/2031 •		417	482

Invesco Euro CLO III DAC
3.136% due 10/30/2038 •		4,700	5,430

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		$3,800	3,805

Jubilee CLO DAC
2.666% due 04/15/2031 •	EUR	3,486	4,034

KKR CLO 11 Ltd.
5.114% due 01/15/2031 •		$183	184

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		7,600	7,608

KKR CLO 27 Ltd.
4.782% due 01/15/2035 •		1,500	1,500

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •		4,700	4,706

LCM 35 Ltd.
4.752% due 10/15/2034 •		2,300	2,297

Madison Park Euro Funding IX DAC
2.896% due 07/15/2035 •	EUR	1,331	1,536

Madison Park Euro Funding VIII DAC
2.836% due 04/15/2032 •		11,810	13,632

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		$4,600	4,597

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		1,900	1,903

Man GLG Euro CLO V DAC
2.840% due 12/15/2031 •	EUR	185	214

Marble Point CLO XXII Ltd.
4.888% due 07/25/2034 •		$2,200	2,199

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •		2,600	2,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nelnet Student Loan Trust
4.610% due 02/21/2061		$10,358	$10,232

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.718% due 07/17/2036 •		2,700	2,701

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.727% due 10/14/2036 •		3,200	3,202

Northwoods Capital 25 Ltd.
4.788% due 07/20/2034 •		3,000	3,003

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		613	614

OCP Euro CLO DAC
3.266% due 07/20/2036 •	EUR	4,900	5,660

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •		$2,800	2,801

OZLM XXIV Ltd.
5.089% due 07/20/2032 •		951	952

Palmer Square European Loan Funding DAC
2.954% due 08/15/2033 •	EUR	2,384	2,758
2.974% due 05/15/2034 •		3,612	4,180
2.984% due 05/15/2034 •		1,611	1,864
3.047% due 07/15/2035 •		3,900	4,508

Penta CLO 9 DAC
2.880% due 07/25/2036 •		3,000	3,459

Pikes Peak CLO 2
4.888% due 10/11/2034 •		$4,200	4,206

PPM CLO 3 Ltd.
4.788% due 07/17/2034 •		2,300	2,302

Riserva CLO Ltd.
4.718% due 01/18/2034 •		2,700	2,702

Rockford Tower CLO Ltd.
4.868% due 07/20/2035 •		3,200	3,202

Rockford Tower Europe CLO DAC
3.271% due 08/29/2036 •	EUR	1,100	1,271

RRE 3 Loan Management DAC
3.306% due 12/15/2039 •		3,000	3,460

SMB Private Education Loan Trust
5.030% due 03/15/2056 (a)		$26,700	26,732

Sound Point CLO IX Ltd.
5.139% due 07/20/2032 •		3,634	3,633

Sounds Point CLO IV-R Ltd.
5.079% due 04/18/2031 •		559	559

St. Paul’s CLO II DAC
3.010% due 10/25/2035 •	EUR	900	1,039

St. Paul’s CLO IV DAC
2.860% due 04/25/2030 •		3,163	3,650

St. Paul’s CLO X DAC
2.827% due 04/22/2035 •		3,454	3,988

St. Pauls CLO
2.876% due 01/17/2032 •		3,037	3,510

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		$3,800	3,800

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •		6,700	6,709

Tralee CLO V Ltd.
4.748% due 10/20/2034 •		2,000	1,997

Trinitas CLO VI Ltd.
4.778% due 01/25/2034 •		2,000	2,002

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •		3,200	3,204

UPX HIL Issuer Trust
5.160% due 01/25/2047		2,341	2,333

Venture 33 CLO Ltd.
4.994% due 07/15/2031 •		137	137

Venture 44 CLO Ltd.
4.808% due 10/20/2034 •		2,500	2,503

Vibrant CLO XII Ltd.
4.818% due 04/20/2034 •		2,000	2,002

Voya CLO Ltd.
4.868% due 07/20/2032 •		289	288

Voya Euro CLO IV DAC
2.986% due 10/15/2034 •	EUR	2,500	2,884

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wellfleet CLO Ltd.
4.822% due 07/15/2034 •		$2,700	$2,703

Whetstone Park CLO Ltd.
4.738% due 01/20/2035 •		2,400	2,399

Wind River CLO Ltd.
4.778% due 07/20/2034 •		4,200	4,203

			348,876

Total Asset-Backed Securities (Cost $518,838)			513,399

SOVEREIGN ISSUES 6.0%

Canada Government Real Return Bonds
4.250% due 12/01/2026 (d)	CAD	39,453	29,287

French Republic Government Bonds OAT
0.100% due 07/25/2031 (d)	EUR	16,603	18,614
0.100% due 07/25/2038 (d)		120	115

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		20,560	23,534
1.800% due 05/15/2036 (d)		8,588	9,985

Japan Government CPI-Linked Bonds
0.005% due 03/10/2035 (d)	JPY	5,173,799	31,149
0.100% due 03/10/2028 (d)		10,139,294	64,111
0.100% due 03/10/2029 (d)		13,911,147	87,391

Japan Government Thirty Year Bonds
3.400% due 12/20/2055		6,370,000	38,351

Mexico Government International Bonds
5.850% due 07/02/2032		$1,800	1,809
6.625% due 01/29/2038		1,700	1,737

U.K. Gilts
4.000% due 10/22/2031	GBP	120,100	155,030

Total Sovereign Issues (Cost $502,713)			461,113

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(e)		6,580,000	$6,599

Total Preferred Securities (Cost $6,580)			6,599

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (f)		1,179,468	1,179

		PRINCIPAL AMOUNT (000S)
TURKEY TREASURY BILLS 0.0%
38.690% due 04/07/2026 (b)(c)	TRY	120,000	2,680

Total Short-Term Instruments (Cost $3,890)			3,859

Total Investments in Securities (Cost $9,360,955)			8,798,154

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%

PIMCO Short-Term Floating NAV Portfolio III	13,735,714	$133,772

Total Short-Term Instruments (Cost $133,761)		133,772

Total Investments in Affiliates (Cost $133,761)		133,772

Total Investments 115.2% (Cost $9,494,716)		$8,931,926

Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $832)		12,157

Other Assets and Liabilities, net (15.4)%		(1,189,189)

Net Assets 100.0%		$7,754,894

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BPS	0.760%	03/05/2026	06/04/2026	JPY	(9,598,260)	$(60,512)
DEU	3.760	03/30/2026	04/06/2026		$(5,698)	(5,700)
	3.770	03/31/2026	04/01/2026		(5,466)	(5,466)
JPS	3.750	03/27/2026	04/06/2026		(2,066)	(2,067)
	3.760	04/01/2026	04/07/2026		(5,459)	(5,459)
NOM	3.760	02/19/2026	04/02/2026		(811)	(815)

Total Reverse Repurchase Agreements						$(80,019)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	3.730%	03/27/2026	04/06/2026	$(98,694)	$(98,745)

Total Sale-Buyback Transactions					$(98,745)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(60,512)	$0	$(60,512)	$61,743	$1,231
DEU	0	(11,166)	0	(11,166)	11,177	11
JPS	0	(7,526)	0	(7,526)	2,077	(5,449)
NOM	0	(815)	0	(815)	785	(30)

Master Securities Forward Transaction Agreement
BCY	0	0	(98,745)	(98,745)	98,913	168

Total Borrowings and Other Financing Transactions	$0	$(80,019)	$(98,745)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(5,466)	$(8,582)	$(60,512)	$0	$(74,560)

Total	$(5,466)	$(8,582)	$(60,512)	$0	$(74,560)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(98,745)	0	0	(98,745)

Total	$0	$(98,745)	$0	$0	$(98,745)

Total Borrowings	$(5,466)	$(107,327)	$(60,512)	$0	$(173,305)

Payable for reverse repurchase agreements and sale-buyback financing transactions(4)					$(173,305)

(g)	Securities with an aggregate market value of $174,695 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(346,728) at a weighted average interest rate of 2.587%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(51) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(5,459) is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee September Futures	09/2026	17	$	1,773	$(6)	$13	$0
Australia Government 10-Year Bond June Futures	06/2026	1,333		99,102	(619)	933	0
Brent Crude December Futures	10/2026	27		2,150	130	0	(119)
California Carbon Allowance Vintage December Futures	12/2026	1,220		35,221	(4,539)	0	(317)

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Cocoa July Futures	07/2026	44	$	1,481	$26	$53	$0
Copper July Futures	07/2026	4		567	11	11	0
Euro-BTP Future June Futures	06/2026	2,178		292,728	(8,593)	3,524	0
Euro-Bund June Futures	06/2026	279		40,436	(865)	293	0
Euro-Buxl 30-Year Bond June Futures	06/2026	107		13,637	(163)	252	0
Euro-Schatz June Futures	06/2026	2,238		273,553	169	362	(13)
Gas Oil September Futures	09/2026	4		372	112	0	(6)
Hard Red Winter Wheat September Futures	09/2026	43		1,423	88	16	0
Live Cattle June Futures	06/2026	77		7,493	234	95	0
LME Aluminum July Futures	07/2026	54		4,658	145	148	(3)
LME Aluminum May Futures	05/2026	60		5,256	532	0	0
LME Lead Futures May Futures	05/2026	132		6,219	(76)	0	0
LME Nickel May Futures	05/2026	27		2,758	(28)	0	0
LME Zinc July Futures	07/2026	72		5,823	61	96	(36)
LME Zinc May Futures	05/2026	56		4,537	(86)	0	0
New York Harbor September Futures	08/2026	11		1,463	429	0	(52)
Palladium June Futures	06/2026	2		298	(49)	11	0
Platinum July Futures	07/2026	3		296	(29)	10	0
RBOB Gasoline September Futures	08/2026	37		4,115	893	0	(133)
Silver July Futures	07/2026	6		2,264	(47)	119	0
Soybean July Futures	07/2026	100		5,930	15	53	0
Soybean Meal July Futures	07/2026	335		10,529	(56)	42	0
Soybean Meal May Futures	05/2026	37		1,171	62	6	0
Soybean November Futures	11/2026	133		7,697	209	90	0
Soybean Oil July December Futures	12/2026	11		431	40	2	0
U.S. Treasury 5-Year Note June Futures	06/2026	2,713		293,491	(2,313)	382	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	2,009		228,053	(5,085)	596	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	1,700		198,156	(4,159)	372	0
Wheat September Futures	09/2026	75		934	17	12	0
WTI Crude September Futures	08/2026	19		1,482	289	0	(91)

					$(23,251)	$7,491	$(770)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee July Futures	07/2026	7	$	(763)	$4	$0	$(5)
Carbon Emissions December Futures	12/2026	8		(670)	(20)	0	(9)
Cocoa July Futures	07/2026	9		(299)	(13)	1	(13)
Cocoa September Futures	09/2026	60		(2,050)	41	0	(81)
Corn July Futures	07/2026	486		(11,378)	(50)	0	(30)
Corn September Futures	09/2026	183		(4,303)	(199)	0	0
Cotton No. 2 December Futures	12/2026	67		(2,490)	(141)	13	0
Cotton No. 2 July Futures	07/2026	62		(2,236)	(97)	13	0
Euro-Bobl June Futures	06/2026	918		(122,479)	1,993	0	(488)
Euro-Oat June Futures	06/2026	2,495		(342,284)	10,862	0	(3,172)
Hard Red Winter Wheat July Futures	07/2026	72		(2,336)	(102)	3	(24)
Iron Ore July Futures	07/2026	22		(228)	(5)	2	0
Iron Ore May Futures	05/2026	5		(53)	(5)	0	0
Japan Government 10-Year Bond June Futures	06/2026	175		(143,690)	1,277	33	(309)
Lean Hogs June Futures	06/2026	101		(4,244)	136	33	0
LME Aluminum May Futures	05/2026	60		(5,256)	(238)	0	0
LME Lead Futures July Futures	07/2026	138		(6,591)	76	82	(5)
LME Lead Futures May Futures	05/2026	132		(6,219)	553	0	0
LME Nickel July Futures	07/2026	23		(2,366)	19	22	(3)
LME Nickel May Futures	05/2026	27		(2,758)	127	0	0
LME Zinc May Futures	05/2026	56		(4,537)	(41)	0	0
Natural Gas July Futures	06/2026	155		(5,011)	254	92	0
Natural Gas June Futures	05/2026	15		(633)	4	42	(4)
Natural Gas June Futures	05/2026	7		(351)	16	30	(5)
Natural Gas September Futures	08/2026	23		(753)	45	18	0
Robusta Coffee July Futures	07/2026	2		(68)	(1)	0	(1)
Soybean Meal December Futures	12/2026	6		(187)	(1)	0	(2)
Soybean Oil July Futures	07/2026	26		(1,075)	(47)	0	(6)
Sugar No. 11 October Futures	09/2026	296		(5,321)	(654)	36	0
U.S. Treasury 2-Year Note June Futures	06/2026	7,164		(1,486,138)	8,540	0	(560)
U.S. Treasury 10-Year Note June Futures	06/2026	474		(52,636)	(205)	0	(111)
U.S. Treasury Long-Term Bond June Futures	06/2026	2,894		(329,554)	10,754	0	(1,085)
Wheat July Futures	07/2026	147		(4,605)	(173)	2	(48)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Wheat September Futures	09/2026	87	$	(2,776)	$(252)	$0	$(29)
White Sugar August Futures	07/2026	17		(384)	(27)	1	0

					$32,430	$423	$(5,990)

Total Futures Contracts					$9,179	$7,914	$(6,760)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	157,000	$(3,308)	$282	$(3,026)	$325	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		254,140	(6,575)	(4,259)	(10,834)	809	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	152	4	156	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		10,280,000	1,284	138	1,422	0	(51)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		2,225,400	429	34	463	0	(15)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		8,842,000	3,620	370	3,990	0	(117)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	$	328,400	(4,335)	(7,263)	(11,598)	144	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		36,820	(464)	(787)	(1,251)	16	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		327,419	1,069	2,178	3,247	0	(325)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		500	0	5	5	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		11,500	0	95	95	0	(11)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		2,200	0	15	15	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		368,632	(367)	(709)	(1,076)	0	(434)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		34,100	1,516	(7)	1,509	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.758	Annual	08/15/2035		55,300	0	333	333	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.768	Annual	08/15/2035		68,900	0	361	361	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	08/15/2035		74,600	0	338	338	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.801	Annual	08/15/2035		83,800	(8)	231	223	0	(74)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		42,700	2,682	12,263	14,945	145	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		1,200	0	32	32	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		35,900	502	351	853	127	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		2,700	0	66	66	10	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		32,341	240	182	422	114	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		32,700	2,030	9,670	11,700	111	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		144,900	2,987	28,096	31,083	493	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		46,700	1,244	4,111	5,355	159	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	EUR	10,500	0	159	159	60	0
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		112,100	0	1,998	1,998	639	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		478,250	(6,851)	(10,548)	(17,399)	4,224	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		31,090	1,925	17,566	19,491	0	(178)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		34,090	21	21,315	21,336	0	(196)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		54,400	3,377	30,630	34,007	0	(311)
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		38,770	1,768	(1,370)	398	0	(425)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		150,100	2,284	1,498	3,782	0	(1,675)
Receive	CPTFEMU	2.000	Maturity	02/15/2027		13,200	45	168	213	19	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		15,900	0	506	506	21	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		102,400	0	2,301	2,301	139	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		51,180	(295)	(11,892)	(12,187)	0	(115)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		61,900	(25)	933	908	53	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		30,600	(81)	591	510	29	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		50	0	(1)	(1)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	5	38	43	27	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	291	85	38	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	2	6	8	5	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	(125)	(125)	18	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		15,100	0	1,097	1,097	75	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		10,600	71	1,175	1,246	63	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		4,840	0	677	677	30	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		5,400	0	610	610	30	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		8,300	75	1,008	1,083	48	0
Pay	CPURNSA	3.323	Maturity	04/23/2026	$	22,100	0	202	202	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		45,200	0	4,409	4,409	51	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	1,789	1,789	23	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,310	5	2,081	2,086	46	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	2,129	2,129	59	0
Pay	CPURNSA	3.300	Maturity	06/04/2026		38,200	0	(11)	(11)	0	(92)
Pay	CPURNSA	3.434	Maturity	08/01/2026		76,400	0	(286)	(286)	98	0

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	3.434%	Maturity	08/27/2026	$	77,300	$0	$(198)	$(198)	$80	$0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(3,988)	(2,586)	14	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(2,625)	(1,669)	9	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	792	792	0	(4)
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	985	985	0	(6)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(5,686)	(4,620)	20	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(1,573)	(1,418)	5	0
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(13,317)	(14,316)	43	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(3,975)	(3,961)	15	0
Receive	CPURNSA	2.312	Maturity	02/24/2031		34,500	30	4,396	4,426	0	(23)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	200	52	(60)	(8)	0	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(1,167)	(775)	0	(14)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	48,300	22	949	971	17	0
Pay	UKRPI	3.500	Maturity	08/15/2034		35,000	198	(574)	(376)	0	(219)
Pay	UKRPI	3.466	Maturity	09/15/2034		13,800	0	(232)	(232)	0	(108)

Total Swap Agreements							$8,106	$88,803	$96,909	$8,455	$(4,607)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$8,386	$8,455	$16,841	$0	$(6,838)	$(4,607)	$(11,445)

(i)

Securities with an aggregate market value of $82,353 and cash of $13,724 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $472 and liability of $(78) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	129,073		$94,228	$1,439	$0
	04/2026	NZD	72,012		43,163	1,781	0
	04/2026	SGD	84		66	1	0

BOA	04/2026	BRL	15,930		3,043	0	(32)
	04/2026	CNH	18,082		2,621	0	(4)
	04/2026	INR	643,424		6,852	57	0
	04/2026	JPY	182		1	0	0
	04/2026	KRW	2,041,545		1,395	37	0
	04/2026	PLN	14,227		3,847	14	0
	04/2026	SGD	23		18	0	0
	04/2026		$3,052	BRL	15,930	23	0
	04/2026		17	CAD	23	0	0
	04/2026		920	CNH	6,341	1	0
	04/2026		99,474	EUR	84,165	0	(2,192)
	04/2026		6,852	INR	644,575	7	0
	04/2026		13,773	JPY	2,197,487	73	0
	04/2026		1,085	MXN	19,990	30	0
	05/2026	JPY	2,190,869		$13,773	0	(73)
	06/2026	ILS	25,094		8,123	124	0
	06/2026	MXN	92,862		5,180	31	0
	06/2026		$3,043	BRL	16,142	32	0
	06/2026		1,294	ILS	4,036	0	(8)

BPS	04/2026	AUD	1,791		$1,275	39	0
	04/2026	BRL	42,477		8,138	0	(62)
	04/2026	CNH	6,143		893	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	ILS	24,648		$7,983	$142	$0
	04/2026	KRW	4,930,053		3,282	11	(8)
	04/2026	NZD	27,479		16,253	462	0
	04/2026	PLN	5,489		1,475	0	(4)
	04/2026	THB	642,820		19,882	376	(9)
	04/2026		$10,138	AUD	14,419	0	(190)
	04/2026		8,138	BRL	42,477	62	0
	04/2026		31,782	IDR	537,771,924	2	(104)
	04/2026		5,881	ILS	18,628	44	0
	04/2026		1,314	JPY	209,600	6	0
	04/2026		3,689	KRW	5,509,382	8	(32)
	04/2026		17,538	PLN	63,212	0	(510)
	04/2026		6	THB	185	0	0
	04/2026		17,526	TWD	560,183	3	(44)
	04/2026	ZAR	86,547		$5,111	3	0
	05/2026	ILS	18,608		5,881	0	(44)
	05/2026	INR	1,392,995		14,722	0	(60)
	05/2026	TWD	319,782		9,924	0	(45)
	05/2026		$5,760	BRL	30,235	42	0
	05/2026		7,374	IDR	125,518,672	18	0
	05/2026		1,470	THB	48,258	0	(3)
	06/2026	IDR	57,516,444		$3,418	36	0
	06/2026		$2,948	IDR	49,673,501	0	(27)

BRC	04/2026	CAD	159		$115	0	0
	04/2026	GBP	99,383		134,414	2,870	0
	04/2026	TRY	659,784		14,326	0	(228)
	04/2026		$1,301	NZD	2,250	0	(8)
	04/2026		9,022	PLN	32,464	0	(277)
	04/2026		7,029	SEK	63,775	0	(292)
	04/2026		8	THB	248	0	0
	04/2026		73,895	TRY	3,289,811	132	0
	04/2026		9,879	ZAR	161,672	0	(338)
	05/2026	TRY	208,277		$4,467	0	(30)
	05/2026		$115	CAD	159	0	0
	05/2026		31	CHF	24	0	0
	06/2026	ILS	331		$108	2	0

BSH	04/2026		$124,084	GBP	93,212	0	(708)
	04/2026		77,437	JPY	12,362,092	456	0
	04/2026		53,892	NZD	93,351	0	(247)
	04/2026		6,953	PLN	25,150	0	(178)
	05/2026	GBP	93,212		$124,079	709	0
	05/2026	JPY	12,324,850		77,437	0	(454)
	05/2026	NZD	93,351		53,952	251	0

CBK	04/2026	AUD	1,359		957	20	0
	04/2026	CNH	6,165		893	0	(2)
	04/2026	DKK	112,793		17,850	404	0
	04/2026	EUR	55,910		64,768	145	0
	04/2026	GBP	5,633		7,532	76	0
	04/2026	INR	4,910,679		52,543	683	0
	04/2026	NOK	25,910		2,668	1	(10)
	04/2026	SEK	20,565		2,205	33	0
	04/2026	THB	583		19	1	0
	04/2026	TWD	29,031		911	3	0
	04/2026		$1,527	AUD	2,156	0	(40)
	04/2026		2,776	CNH	19,128	2	0
	04/2026		1,239	EUR	1,071	0	(1)
	04/2026		11,674	GBP	8,784	0	(48)
	04/2026		129,812	INR	11,962,180	106	(3,194)
	05/2026	JPY	3		$0	0	0
	05/2026	PEN	12,415		3,501	0	(59)
	06/2026	COP	29,677,769		7,643	0	(304)
	06/2026	IDR	333,608		20	0	0
	06/2026	ILS	6,175		2,003	35	0
	06/2026		$2,035	IDR	34,193,599	0	(25)
	06/2026		$21,229	MXN	372,831	0	(552)
	09/2026		7,755	COP	30,024,337	116	0
	09/2026		2,206	MXN	39,466	0	(35)

DUB	04/2026	CNH	3,390		$490	0	(2)
	04/2026	ILS	49,731		16,066	243	0
	04/2026	INR	1,967,911		20,895	140	(27)

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$37,411	AUD	54,535	$215	$0
	04/2026		999	CNH	6,847	0	(5)
	04/2026		23,004	INR	2,167,943	152	(114)
	04/2026		91,038	SGD	116,292	0	(588)
	04/2026		6,484	THB	211,783	0	(56)
	05/2026	AUD	54,535		$37,397	0	(216)
	05/2026	SGD	116,031		91,038	583	0
	05/2026		$490	CNH	3,382	2	0
	06/2026	THB	211,352		$6,484	36	0
	06/2026	TWD	12,103		380	4	0

FAR	04/2026	AUD	32,155		22,788	603	0
	04/2026	CHF	15,089		19,551	680	0
	04/2026	JPY	4,113,385		26,326	408	0
	04/2026	SGD	14		11	0	0
	04/2026		$97,361	JPY	15,538,742	549	0
	04/2026		10,020	PLN	36,158	0	(279)
	04/2026		491	SGD	628	0	(3)
	05/2026	ILS	30,947		$9,779	0	(76)
	05/2026	JPY	15,491,804		97,361	0	(545)
	05/2026	SGD	627		491	3	0
	06/2026	ILS	17,862		5,794	101	0
	06/2026		$23,747	MXN	413,511	0	(817)
	09/2026		1,791		31,620	0	(51)

GLM	04/2026	BRL	572,000		$109,015	0	(1,413)
	04/2026	ILS	24,217		7,790	84	0
	04/2026	INR	68,942		756	28	0
	04/2026		$101,821	BRL	572,000	8,606	0
	04/2026		2,482	CNH	17,044	0	(8)
	04/2026		851	IDR	14,383,626	0	(4)
	04/2026		9,179	MXN	169,265	259	0
	04/2026		3,607	THB	118,368	0	(14)
	06/2026	IDR	44,657,692		$2,649	23	0
	06/2026	MXN	19,130		1,074	13	0
	06/2026	THB	118,158		3,607	2	0
	06/2026		$80,347	BRL	427,156	1,038	0
	06/2026		4,581	IDR	77,530,742	0	(23)
	06/2026		11,079	MXN	192,908	0	(382)
	07/2026		18,232	BRL	97,963	298	0

IND	04/2026	EUR	267,080		$315,364	6,660	0
	04/2026		$17,349	DKK	112,739	89	0
	05/2026	DKK	112,564		$17,349	0	(89)

JPM	04/2026	CNH	15,578		2,254	0	(7)
	04/2026	INR	1,018,124		10,829	77	0
	04/2026	PLN	31,358		8,543	110	(14)
	04/2026	SGD	116,790		92,673	1,835	0
	04/2026		$17,153	EUR	14,614	0	(261)
	04/2026		10,829	INR	1,019,868	24	0
	04/2026		3,416	MXN	62,927	94	0
	04/2026		1,574	NOK	15,080	0	(16)
	04/2026		2,282	NZD	3,890	0	(47)
	04/2026		24,325	ZAR	406,187	0	(353)
	04/2026	ZAR	168,925		$9,945	6	(31)
	05/2026	AUD	1,540		1,055	0	(7)
	05/2026	JPY	1,641		10	0	0
	05/2026		$516	CNH	3,559	2	0
	05/2026		34,298	MXN	614,810	0	(126)
	06/2026	ILS	15,670		$5,072	78	0
	06/2026	MXN	101,900		5,680	30	0
	06/2026		$45	IDR	765,057	0	0
	06/2026		1,229	ILS	3,817	0	(12)

MBC	04/2026	AUD	1,780		$1,242	14	0
	04/2026	CHF	1,524		1,927	21	0
	04/2026	GBP	1,907		2,528	4	0
	04/2026	JPY	10,992,234		69,772	590	(80)
	04/2026	KRW	10,098,713		6,901	185	0
	04/2026	NOK	4,672		481	0	(2)
	04/2026	SEK	49,070		5,251	68	0
	04/2026	THB	197,708		6,200	197	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$12,504	AUD	17,829	$0	$(203)
	04/2026		4,936	CHF	3,882	0	(81)
	04/2026		6,403	EUR	5,546	15	(8)
	04/2026		5,426	GBP	4,060	0	(52)
	04/2026		4,863	INR	458,795	19	0
	04/2026		34,874	JPY	5,572,400	237	0
	04/2026		2,750	MXN	50,757	80	0
	04/2026		1,674	NOK	15,987	1	(24)
	05/2026	JPY	4,660,674		$29,234	0	(221)
	05/2026	NOK	967		99	0	(1)
	06/2026	MXN	11,938		661	0	(1)

MYI	04/2026	INR	1,799		19	0	0
	04/2026	JPY	2,017		13	0	0
	04/2026	PLN	3,010		851	40	0
	04/2026		$19	INR	1,791	0	0
	06/2026	IDR	654,897		$39	0	0

NGF	04/2026	NOK	486		51	0	0

RBC	04/2026		$61,170	JPY	9,598,260	0	(547)

SCX	04/2026	JPY	3,235,014		$20,737	354	0
	04/2026	SGD	9		7	0	0
	04/2026	THB	17,916		563	19	0
	04/2026		$93,326	CAD	129,209	0	(439)
	04/2026		1,157	GBP	867	0	(9)
	04/2026		13,438	INR	1,223,808	0	(514)
	04/2026		2,050	JPY	324,900	0	(3)
	04/2026		3,281	PLN	11,869	0	(83)
	05/2026	CAD	129,032		$93,326	436	0
	05/2026		$1,050	JPY	167,200	6	0
	06/2026		7,922	IDR	133,561,337	0	(69)

SOG	04/2026	EUR	9,951		$11,774	272	0
	04/2026	JPY	17,843,127		114,675	2,246	0
	04/2026		$16,000	CHF	12,756	34	(81)
	04/2026		262,586	EUR	227,545	421	0
	04/2026		614	SEK	5,870	6	0
	05/2026	CHF	10,890		$13,634	0	(34)
	05/2026	EUR	227,545		262,997	0	(411)
	05/2026	SEK	5,861		614	0	(6)
	06/2026	ILS	12,841		4,162	69	0

SSB	04/2026	AUD	51,855		36,901	1,124	0
	04/2026	JPY	20,915		134	3	0
	08/2026		$7,974	COP	30,414,578	54	0

UAG	04/2026	PLN	14,111		$3,835	34	0
	04/2026		$16,323	PLN	59,082	0	(408)
	06/2026	COP	28,867,518		$7,442	0	(288)
	06/2026	ILS	20,705		6,699	100	0
	06/2026	MXN	15,224		848	4	0

Total Forward Foreign Currency Contracts						$40,678	$(19,632)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	26,300	$(31)	$(21)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(1,109)

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	26,400	$(235)	$(82)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	26,400	(235)	(356)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	61,700	(560)	(160)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	61,700	(560)	(925)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	192,500	(1,765)	(694)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	192,500	(1,765)	(2,446)

							$(5,120)	$(4,663)

Total Written Options							$(7,248)	$(5,793)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	CBOT Soybean Meal December Futures	$310.350	Maturity	11/20/2026	6,400	$0	$7	$7	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$	12,300	$(26)	$66	$40	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.780% (SOFR plus a specified spread)	Maturity	04/17/2026	$500,000	$0	$(8)	$929	$(937)

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.800% (SOFR plus a specified spread)	Maturity	04/09/2026	700,000	0	(3,813)	0	(3,813)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.780% (SOFR plus a specified spread)	Maturity	04/20/2026	529,000	0	(2,791)	706	(3,497)

SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.765% (SOFR plus a specified spread)	Maturity	05/15/2026	425,000	0	(1,927)	0	(1,927)

								$0	$(8,539)	$1,635	$(10,174)

Total Swap Agreements								$(26)	$(8,466)	$1,682	$(10,174)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$3,221	$0	$0	$3,221	$0	$0	$0	$0	$3,221	$(3,120)	$101
BOA	429	0	0	429	(2,309)	0	0	(2,309)	(1,880)	2,748	868
BPS	1,255	0	936	2,191	(1,142)	0	(937)	(2,079)	112	8	120
BRC	3,004	0	0	3,004	(1,173)	(438)	0	(1,611)	1,393	(1,350)	43
BSH	1,416	0	0	1,416	(1,587)	0	0	(1,587)	(171)	0	(171)
CBK	1,625	0	0	1,625	(4,270)	0	0	(4,270)	(2,645)	3,060	415
DUB	1,375	0	0	1,375	(1,008)	0	0	(1,008)	367	(20)	347
FAR	2,344	0	0	2,344	(1,771)	0	0	(1,771)	573	(770)	(197)
GLM	10,351	0	0	10,351	(1,844)	(5,334)	0	(7,178)	3,173	(8,720)	(5,547)
GST	0	0	0	0	0	(21)	0	(21)	(21)	0	(21)
IND	6,749	0	0	6,749	(89)	0	0	(89)	6,660	(9,120)	(2,460)
JPM	2,256	0	0	2,256	(874)	0	0	(874)	1,382	(870)	512
MBC	1,431	0	0	1,431	(673)	0	0	(673)	758	(1,120)	(362)
MYC	0	0	706	706	0	0	(7,310)	(7,310)	(6,604)	7,162	558

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
MYI	$40	$0	$0	$40	$0	$0	$0	$0	$40	$0	$40
RBC	0	0	0	0	(547)	0	0	(547)	(547)	1,161	614
SAL	0	0	40	40	0	0	0	0	40	0	40
SCX	815	0	0	815	(1,117)	0	0	(1,117)	(302)	181	(121)
SOG	3,048	0	0	3,048	(532)	0	(1,927)	(2,459)	589	(1,320)	(731)
SSB	1,181	0	0	1,181	0	0	0	0	1,181	(1,170)	11
UAG	138	0	0	138	(696)	0	0	(696)	(558)	391	(167)

Total Over the Counter	$40,678	$0	$1,682	$42,360	$(19,632)	$(5,793)	$(10,174)	$(35,599)

(k)

Securities with an aggregate market value of $14,711 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$1,481	$0	$0	$0	$6,905	$8,386
Swap Agreements	0	0	0	0	8,455	8,455

	$1,481	$0	$0	$0	$15,360	$16,841

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$40,678	$0	$40,678
Swap Agreements	7	40	0	0	1,635	1,682

	$7	$40	$0	$40,678	$1,635	$42,360

	$1,488	$40	$0	$40,678	$16,995	$59,201

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$1,090	$0	$0	$0	$5,748	$6,838
Swap Agreements	0	0	0	0	4,607	4,607

	$1,090	$0	$0	$0	$10,355	$11,445

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,632	$0	$19,632
Written Options	0	21	0	0	5,772	5,793
Swap Agreements	0	0	0	0	10,174	10,174

	$0	$21	$0	$19,632	$15,946	$35,599

	$1,090	$21	$0	$19,632	$26,301	$47,044

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(2,133)	$0	$0	$0	$(7,766)	$(9,899)
Swap Agreements	0	0	0	0	25,189	25,189

	$(2,133)	$0	$0	$0	$17,423	$15,290

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(45,221)	$0	$(45,221)
Written Options	0	0	0	0	2,177	2,177
Swap Agreements	0	62	0	0	18,122	18,184

	$0	$62	$0	$(45,221)	$20,299	$(24,860)

	$(2,133)	$62	$0	$(45,221)	$37,722	$(9,570)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(2,266)	$0	$0	$0	$19,159	$16,893
Swap Agreements	0	0	0	0	11,728	11,728

	$(2,266)	$0	$0	$0	$30,887	$28,621

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,721	$0	$34,721
Written Options	0	9	0	0	(1,065)	(1,056)
Swap Agreements	7	54	0	0	(29,581)	(29,520)

	$7	$63	$0	$34,721	$(30,646)	$4,145

	$(2,259)	$63	$0	$34,721	$241	$32,766

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,022	$0	$30,022
Industrials	0	52,067	0	52,067
U.S. Government Agencies	0	1,422,878	0	1,422,878
U.S. Treasury Obligations	0	6,143,323	0	6,143,323
Non-Agency Mortgage-Backed Securities	0	83,134	81,760	164,894
Asset-Backed Securities
CMBS Other	0	17,265	0	17,265
Home Equity Other	0	104,485	0	104,485
Manufacturing House ABS Other	0	3,414	0	3,414
Whole Loan Collateral	0	39,359	0	39,359
Other ABS	0	348,876	0	348,876
Sovereign Issues	0	461,113	0	461,113
Preferred Securities
Banking & Finance	0	6,599	0	6,599
Short-Term Instruments
Mutual Funds	1,179	0	0	1,179
Turkey Treasury Bills	0	2,680	0	2,680

	$1,179	$8,715,215	$81,760	$8,798,154

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$133,772	$0	$0	$133,772

Total Investments	$134,951	$8,715,215	$81,760	$8,931,926

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$6,564	$9,805	$0	$16,369
Over the counter	0	42,360	0	42,360

	$6,564	$52,165	$0	$58,729

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(5,004)	$(6,363)	$0	$(11,367)
Over the counter	0	(35,599)	0	(35,599)

	$(5,004)	$(41,962)	$0	$(46,966)

Total Financial Derivative Instruments	$1,560	$10,203	$0	$11,763

Totals	$136,511	$8,725,418	$81,760	$8,943,689

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Schedule of Investments	PIMCO Real Return Fund	(Cont.)	March 31, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Asset-Backed Securities
Other ABS	$22,732	$0	$(5,549)	$0	$404	$1,191	$0	$(18,778)	$0	$0
Non-Agency Mortgage-Backed Securities	0	77,482	0	0	0	4,278	0	0	81,760	4,278

Totals	$22,732	$77,482	$(5,549)	$0	$404	$5,469	$0	$(18,778)	$81,760	$4,278

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$81,760	Recent Transaction	Purchase Price	100.000	—

Total	$81,760

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 188.9%

CORPORATE BONDS & NOTES 1.8%

BANKING & FINANCE 1.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$30	$29

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	300	344

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,126	1,429

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	41	5
1.500% due 10/01/2053		12,272	1,507
2.000% due 10/01/2053		5,016	643
2.500% due 10/01/2047		1	0

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		1,857	236
1.500% due 10/01/2053		1,345	142
2.500% due 10/01/2047		1	0

Realkredit Danmark AS
1.500% due 10/01/2053		9,391	1,146
2.500% due 04/01/2047		6	1

UBS Group AG
0.650% due 09/10/2029	EUR	200	210

			5,692

INDUSTRIALS 0.7%

Beignet Investor LLC
6.581% due 05/30/2049		$2,500	2,572

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	300	345
6.375% due 06/15/2051		400	459

			3,376

Total Corporate Bonds & Notes (Cost $10,253)			9,068

U.S. GOVERNMENT AGENCIES 14.7%

Federal Home Loan Mortgage Corp.
5.500% due 05/01/2054 - 08/01/2054		$2,069	2,081
6.040% due 07/01/2036 •		15	15
6.181% due 10/01/2036 •		6	6
6.195% due 09/01/2036 •		5	5

Federal Home Loan Mortgage Corp. REMICS
4.387% due 12/15/2037 •		25	25

Federal National Mortgage Association
4.000% due 09/01/2048 - 03/01/2049		55	53
5.114% due 09/01/2044 - 10/01/2044 •		4	4
6.000% due 03/01/2054		2,257	2,302

Government National Mortgage Association
3.500% due 05/20/2052 - 01/20/2056		14,412	13,291

Government National Mortgage Association REMICS
4.927% due 08/20/2068 •		1,012	1,020

Uniform Mortgage-Backed Security, TBA
4.000% due 06/01/2056		1,600	1,507
4.500% due 06/01/2056		40,200	38,737
6.000% due 06/01/2056		10,400	10,586
6.500% due 05/01/2056		4,300	4,445

Total U.S. Government Agencies (Cost $73,835)			74,077

U.S. TREASURY OBLIGATIONS 111.3%

U.S. Treasury Bonds
4.875% due 08/15/2045 (i)		79	79

U.S. Treasury Inflation Protected Securities (b)
0.250% due 02/15/2050 (i)		759	430
0.625% due 02/15/2043 (i)		487	359
0.750% due 02/15/2045 (i)		414	298
1.000% due 02/15/2046 (i)		1,784	1,325
1.375% due 02/15/2044 (i)		103	85

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028 (g)	$13,218	$13,412
2.125% due 02/15/2054 (i)	106	94
2.375% due 01/15/2027	13,724	13,966
3.875% due 04/15/2029 (e)	16,024	17,291
0.125% due 04/15/2027 (e)	31,790	31,613
0.125% due 01/15/2030 (e)	29,199	27,955
0.125% due 07/15/2030 (e)	19,280	18,358
0.125% due 01/15/2031 (i)	9,495	8,929
0.125% due 01/15/2032	13,257	12,205
0.250% due 07/15/2029 (e)	21,614	21,027
0.375% due 01/15/2027 (e)(i)	9,357	9,376
0.375% due 07/15/2027 (e)	28,588	28,587
0.500% due 01/15/2028 (e)	22,808	22,638
0.750% due 07/15/2028 (e)(i)	22,414	22,354
0.875% due 01/15/2029 (e)	21,509	21,357
1.125% due 10/15/2030 (e)	35,893	35,582
1.250% due 04/15/2028 (e)(i)	30,901	31,030
1.625% due 10/15/2027 (e)	28,819	29,275
1.625% due 10/15/2029 (e)	51,160	51,986
1.625% due 04/15/2030 (e)	61,502	62,137
1.750% due 01/15/2034 (i)	3,174	3,162
1.875% due 07/15/2034 (e)	7,255	7,294
1.875% due 07/15/2035 (e)	5,165	5,141
2.125% due 04/15/2029 (e)	30,071	30,880
2.125% due 01/15/2035 (i)	2,370	2,411
2.375% due 10/15/2028 (e)	28,455	29,468

U.S. Treasury Notes
4.250% due 08/15/2035 (i)	129	128

Total U.S. Treasury Obligations (Cost $555,137)		560,232

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Alliance Bancorp Trust
4.273% due 07/25/2037 •	1,170	1,052

BCAP LLC Trust
4.421% due 04/26/2036 ~	172	157

Bear Stearns ALT-A Trust
5.158% due 05/25/2035 ~	212	205

Bear Stearns ARM Trust
4.203% due 07/25/2036 ~	35	30
4.335% due 02/25/2036 ~	83	77
5.377% due 01/25/2035 ~	14	13

CHL Mortgage Pass-Through Trust
5.500% due 01/25/2035	54	55
6.000% due 04/25/2036	157	75

CHL Reperforming Loan REMICS Trust
4.133% due 06/25/2035 •	9	9

Citigroup Mortgage Loan Trust, Inc.
6.033% due 03/25/2034 ~	16	15

Countrywide Alternative Loan Trust
5.500% due 11/25/2035	28	23

CSFB Mortgage-Backed Pass-Through Certificates
4.493% due 10/25/2035 •	146	60

CSMC Trust
4.945% due 10/26/2036 ~	7	6

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	236	82

GSR Mortgage Loan Trust
4.478% due 01/25/2036 ~	21	20

HarborView Mortgage Loan Trust
4.231% due 05/19/2035 •	143	139

IndyMac INDX Mortgage Loan Trust
4.353% due 07/25/2035 •	1,248	901

Residential Asset Securitization Trust
4.193% due 05/25/2035 •	536	307
5.750% due 03/25/2037	205	60

Structured Adjustable Rate Mortgage Loan Trust
4.752% due 03/25/2036 ~	54	44

Structured Asset Mortgage Investments II Trust
4.213% due 04/25/2036 •	2	2

WaMu Mortgage Pass-Through Certificates Trust
4.266% due 08/25/2036 ~	3	3

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	34	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
6.771% due 10/25/2036 ~	$1	$1

Total Non-Agency Mortgage-Backed Securities (Cost $4,165)		3,366

ASSET-BACKED SECURITIES 11.1%

CMBS OTHER 0.1%

MF1 LLC
5.827% due 06/19/2037 •	484	484

HOME EQUITY OTHER 4.4%

ACE Securities Corp. Home Equity Loan Trust
4.918% due 04/25/2035 •	1,144	1,054

Argent Mortgage Loan Trust
4.273% due 05/25/2035 •	230	213

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	241	244

Citigroup Mortgage Loan Trust, Inc.
4.198% due 05/25/2037 •	3,400	3,182
4.253% due 12/25/2036 •	32	23

Countrywide Asset-Backed Certificates
4.293% due 03/25/2037 •	275	274

Countrywide Asset-Backed Certificates Trust
3.983% due 11/25/2037 •	2,951	2,848
4.073% due 05/25/2035 •	34	33
4.073% due 07/25/2037 •	223	207
4.193% due 09/25/2037 •	60	56
4.273% due 05/25/2036 •	2,604	2,209
5.805% due 04/25/2036 ~	165	155

Fremont Home Loan Trust
4.063% due 10/25/2036 •	344	319

GSAMP Trust
4.528% due 09/25/2035 •	14	14
4.768% due 03/25/2035 •	354	344

Home Equity Asset Trust
4.805% due 10/25/2035 •	959	960

Home Equity Mortgage Loan Asset-Backed Trust
4.013% due 04/25/2037 •	309	244

HSI Asset Securitization Corp. Trust
4.333% due 02/25/2036 •	60	60

Long Beach Mortgage Loan Trust
4.033% due 08/25/2036 •	275	109

MASTR Asset-Backed Securities Trust
4.133% due 06/25/2036 •	710	668

Merrill Lynch Mortgage Investors Trust
4.213% due 02/25/2037 •	5,157	1,430

Renaissance Home Equity Loan Trust
4.893% due 09/25/2037 •	2,982	1,175

Residential Asset Securities Corporation Trust
4.073% due 09/25/2036 •	1,166	1,161
4.273% due 08/25/2036 •	1,026	921

Securitized Asset-Backed Receivables LLC Trust
4.468% due 10/25/2035 •	1,805	1,767

Soundview Home Loan Trust
3.993% due 06/25/2037 •	2,543	1,762

Structured Asset Securities Corp. Mortgage Loan Trust
4.363% due 10/25/2036 •	455	456

Wells Fargo Home Equity Asset-Backed Securities Trust
6.193% due 12/25/2034 •	212	212

		22,100

MANUFACTURING HOUSE ABS OTHER 0.6%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	3,087	2,952

WHOLE LOAN COLLATERAL 1.8%

Citigroup Mortgage Loan Trust, Inc.
4.288% due 10/25/2036 •	993	983

First Franklin Mortgage Loan Trust
4.013% due 12/25/2037 •	893	868

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.498% due 11/25/2036 •		$1,336	$1,313
4.663% due 09/25/2035 •		121	121

IndyMac INDB Mortgage Loan Trust
3.933% due 07/25/2036 •		3,337	1,042

Lehman XS Trust
4.743% due 06/25/2036 þ		490	479

Securitized Asset-Backed Receivables LLC Trust
4.293% due 05/25/2036 •		3,193	1,714

Specialty Underwriting & Residential Finance Trust
4.113% due 09/25/2037 •		6,013	2,936

			9,456

OTHER ABS 4.2%

Apidos CLO XXIV
4.879% due 10/20/2030 •		208	208

Bain Capital Euro CLO DAC
2.766% due 01/20/2032 •	EUR	78	91

BlueMountain Fuji EUR CLO V DAC
2.926% due 01/15/2033 •		1,845	2,135

Capital Four CLO IV DAC
3.175% due 04/15/2038 •		2,600	2,996

CVC Cordatus Loan Fund XXI DAC
3.068% due 09/22/2034 •		1,100	1,270

Dryden 35 Euro CLO DAC
3.006% due 01/17/2033 •		556	643

Dryden Euro CLO
3.286% due 10/18/2039 •		2,600	3,004

GoldenTree Loan Management U.S. CLO 8 Ltd.
4.818% due 10/20/2034 •		$2,000	2,002

Harvest CLO XXI DAC
2.776% due 07/15/2031 •	EUR	270	313

Hayfin Emerald CLO V DAC
3.194% due 11/17/2037 •		1,100	1,272

KKR CLO 11 Ltd.
5.114% due 01/15/2031 •		$35	35

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		400	401

Nelnet Student Loan Trust
4.610% due 02/21/2061		1,247	1,232
4.973% due 02/21/2061 •		1,247	1,253

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		107	107

Symphony CLO XXII Ltd.
4.848% due 04/18/2033 •		1,273	1,274

Symphony CLO XXXII Ltd.
4.821% due 10/23/2035		1,300	1,300

TCI-Symphony CLO Ltd.
4.933% due 10/13/2032 •		839	840

Voya Euro CLO II DAC
2.976% due 07/15/2035 •	EUR	700	808

			21,184

Total Asset-Backed Securities (Cost $60,223)			56,176

SOVEREIGN ISSUES 6.5%

Canada Government Real Return Bonds
4.250% due 12/01/2026 (b)	CAD	5,136	3,813

French Republic Government Bonds OAT
0.100% due 07/25/2038 (b)	EUR	120	115

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (b)		1,238	1,417
1.800% due 05/15/2036 (b)		414	481

Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (b)	JPY	84,259	512
0.100% due 03/10/2028 (b)		729,460	4,612
0.100% due 03/10/2029 (b)		1,549,825	9,736

Japan Government Thirty Year Bonds
3.400% due 12/20/2055		430,000	2,589

U.K. Gilts
4.000% due 10/22/2031	GBP	7,200	9,294

Total Sovereign Issues (Cost $36,611)			32,569

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.4%

CONSUMER DISCRETIONARY 0.2%

Hilton Worldwide Holdings, Inc.	1,276	$388

Marriott International, Inc. Class A	1,182	387

		775

REAL ESTATE 0.2%

CBRE Group, Inc. Class A (a)	2,882	390

Cushman & Wakefield Ltd. (a)	28,481	349

Jones Lang LaSalle, Inc. (a)	1,367	416

		1,155

Total Common Stocks (Cost $2,123)		1,930

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Bank of America Corp.
5.875% due 03/15/2028 •(c)	917,000	920

Total Preferred Securities (Cost $917)		920

REAL ESTATE INVESTMENT TRUSTS 42.1%

REAL ESTATE 42.1%

Acadia Realty Trust	25,394	486

Agree Realty Corp.	19,886	1,499

Alexandria Real Estate Equities, Inc.	30,118	1,398

American Assets Trust, Inc.	820	15

American Healthcare REIT, Inc.	64,566	3,045

American Homes 4 Rent	51,337	1,433

Americold Realty Trust, Inc.	26,426	303

Apartment Investment & Management Co.	931	4

Apple Hospitality REIT, Inc.	42,674	491

AvalonBay Communities, Inc.	25,966	4,242

Brandywine Realty Trust	2,835	8

Brixmor Property Group, Inc.	49,899	1,437

Broadstone Net Lease, Inc.	51,629	943

BXP, Inc.	21,959	1,140

Camden Property Trust	20,255	1,978

CareTrust REIT, Inc.	58,308	2,137

Centerspace	3,222	185

Chiron Real Estate, Inc.	2,458	81

Community Healthcare Trust, Inc.	441	7

COPT Defense Properties	21,764	666

Cousins Properties, Inc.	32,145	726

CubeSmart	44,236	1,621

Curbline Properties Corp.	1,721	44

DiamondRock Hospitality Co.	38,768	363

Digital Realty Trust, Inc.	61,467	11,077

Diversified Healthcare Trust	113,264	752

Douglas Emmett, Inc.	2,840	27

Easterly Government Properties, Inc.	8,474	182

EastGroup Properties, Inc.	11,248	2,082

Elme Communities	16,546	33

Empire State Realty Trust, Inc.	2,391	12

EPR Properties	14,832	741

Equinix, Inc.	18,325	17,963

Equity LifeStyle Properties, Inc.	34,638	2,162

Equity Residential	63,545	3,759

Essential Properties Realty Trust, Inc.	32,156	976

Essex Property Trust, Inc.	9,637	2,332

Extra Space Storage, Inc.	41,717	5,470

Federal Realty Investment Trust	16,997	1,805

First Industrial Realty Trust, Inc.	31,797	1,839

	SHARES	MARKET VALUE (000S)

Four Corners Property Trust, Inc.	1,823	$43

Getty Realty Corp.	930	30

Gladstone Commercial Corp.	848	10

Global Net Lease, Inc.	38,562	361

Healthcare Realty Trust, Inc.	69,036	1,173

Healthpeak Properties, Inc.	136,063	2,236

Highwoods Properties, Inc.	12,853	275

Host Hotels & Resorts, Inc.	140,569	2,693

Hudson Pacific Properties, Inc.	1,075	6

Independence Realty Trust, Inc.	23,797	354

Innovative Industrial Properties, Inc.	5,332	267

Invitation Homes, Inc.	86,860	2,158

JBG SMITH Properties	1,007	15

Kilroy Realty Corp.	14,664	414

Kimco Realty Corp.	120,812	2,715

Kite Realty Group Trust	32,976	810

LXP Industrial Trust	11,362	526

Macerich Co.	59,765	1,130

Medical Properties Trust, Inc.	95,353	441

Mid-America Apartment Communities, Inc.	22,567	2,756

Millrose Properties, Inc.	27,756	777

National Health Investors, Inc.	9,158	741

National Storage Affiliates Trust	13,895	524

NET Lease Office Properties	180	2

NETSTREIT Corp.	1,540	29

NexPoint Residential Trust, Inc.	375	9

NNN REIT, Inc.	37,141	1,561

Omega Healthcare Investors, Inc.	68,484	3,001

Park Hotels & Resorts, Inc.	37,324	393

Pebblebrook Hotel Trust	21,823	276

Phillips Edison & Co., Inc.	19,091	714

Piedmont Realty Trust, Inc.	2,042	13

Prologis, Inc.	181,233	23,955

Public Storage	31,001	8,398

Realty Income Corp.	173,305	10,603

Regency Centers Corp.	29,425	2,226

Rexford Industrial Realty, Inc.	44,063	1,442

RLJ Lodging Trust	28,910	214

Ryman Hospitality Properties, Inc.	12,025	1,110

Sabra Health Care REIT, Inc.	44,452	855

Service Properties Trust	30,511	41

Sila Realty Trust, Inc.	966	23

Simon Property Group, Inc.	64,241	11,983

SITE Centers Corp.	905	5

SL Green Realty Corp.	9,658	357

Smartstop Self Storage REIT, Inc.	10,755	326

STAG Industrial, Inc.	36,190	1,305

Summit Hotel Properties, Inc.	1,764	8

Sun Communities, Inc.	22,247	2,802

Sunstone Hotel Investors, Inc.	35,701	322

Tanger, Inc.	22,325	759

Terreno Realty Corp.	20,027	1,230

UDR, Inc.	47,025	1,588

UMH Properties, Inc.	1,394	20

Universal Health Realty Income Trust	221	9

Urban Edge Properties	1,932	39

Ventas, Inc.	102,784	8,406

Veris Residential, Inc.	1,381	26

Vornado Realty Trust	19,907	517

Welltower, Inc.	141,667	28,009

WP Carey, Inc.	46,538	3,163

Xenia Hotels & Resorts, Inc.	18,163	269

Total Real Estate Investment Trusts (Cost $183,954)		211,927

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (d)	530,066	$530

Total Short-Term Instruments (Cost $530)		530

Total Investments in Securities (Cost $927,748)		950,795

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%

PIMCO Short-Term Floating NAV Portfolio III	669,674	$6,522

Total Short-Term Instruments (Cost $6,522)		6,522

Total Investments in Affiliates (Cost $6,522)		6,522

MARKET VALUE (000S)
Total Investments 190.2% (Cost $934,270)	$957,317

Financial Derivative Instruments (f)(h) (0.1)% (Cost or Premiums, net $214)	(399)

Other Assets and Liabilities, net (90.1)%	(453,716)

Net Assets 100.0%	$503,202

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security did not produce income within the last twelve months.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	3.770%	03/06/2026	04/06/2026	$(31,138)	$(31,223)
	3.780	03/11/2026	04/06/2026	(2,374)	(2,379)
BOO	3.740	04/01/2026	04/08/2026	(10,121)	(10,122)
	3.770	02/25/2026	04/01/2026	(1,150)	(1,154)
BSN	3.770	03/06/2026	04/06/2026	(33,158)	(33,248)
CTR	3.750	04/01/2026	04/02/2026	(96,970)	(96,970)
	3.790	03/31/2026	04/01/2026	(133,204)	(133,204)
DEU	3.760	03/02/2026	04/06/2026	(1,946)	(1,952)
	3.760	03/18/2026	04/08/2026	(9,638)	(9,652)
	3.760	03/25/2026	04/01/2026	(18,700)	(18,714)
	3.760	03/31/2026	04/07/2026	(1,302)	(1,302)
	3.770	03/04/2026	04/08/2026	(19,430)	(19,487)
	3.770	03/24/2026	04/07/2026	(6,266)	(6,271)
	3.780	03/26/2026	04/02/2026	(1,944)	(1,945)
JPS	3.760	03/09/2026	04/20/2026	(8,426)	(8,446)
	3.760	03/10/2026	04/21/2026	(14,109)	(14,141)
	3.760	03/13/2026	04/17/2026	(502)	(504)
	3.760	03/20/2026	04/13/2026	(4,528)	(4,534)
	3.770	03/04/2026	04/08/2026	(119,026)	(119,375)

Total Reverse Repurchase Agreements					$(514,623)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	3.740%	04/01/2026	04/08/2026	$(29,660)	$(29,660)

Total Sale-Buyback Transactions					$(29,660)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(33,602)	$0	$(33,602)	$33,211	$(391)
BOO	0	(11,276)	0	(11,276)	1,151	(10,125)
BSN	0	(33,248)	0	(33,248)	33,129	(119)
CTR	0	(230,174)	0	(230,174)	133,825	(96,349)
DEU	0	(59,323)	0	(59,323)	59,157	(166)
JPS	0	(147,000)	0	(147,000)	146,466	(534)

Master Securities Forward Transaction Agreement
BCY	0	0	(29,660)	(29,660)	29,602	(58)

Total Borrowings and Other Financing Transactions	$0	$(514,623)	$(29,660)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(153,072)	$(254,459)	$0	$0	$(407,531)

Total	$(153,072)	$(254,459)	$0	$0	$(407,531)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(29,660)	0	0	(29,660)

Total	$0	$(29,660)	$0	$0	$(29,660)

Total Borrowings	$(153,072)	$(284,119)	$0	$0	$(437,191)

Payable for reverse repurchase agreements and sale-buyback financing transactions(4)					$(437,191)

(e)	Securities with an aggregate market value of $436,541 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(398,020) at a weighted average interest rate of 4.181%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(22) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(107,092) is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	85	$	6,319	$(39)	$60	$0
Euro-Bobl June Futures	06/2026	5		667	(10)	3	0
Euro-BTP Future June Futures	06/2026	148		19,892	(559)	240	0
Euro-Buxl 30-Year Bond June Futures	06/2026	32		4,078	(49)	75	0
Euro-Schatz June Futures	06/2026	223		27,258	(91)	36	(1)
U.S. Treasury 5-Year Note June Futures	06/2026	144		15,578	(221)	20	0
U.S. Treasury 10-Year Note June Futures	06/2026	42		4,662	0	2	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	15		1,703	(38)	4	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	319		37,183	(1,071)	70	0

					$(2,078)	$510	$(1)

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund June Futures	06/2026	127	$	(18,406)	$219	$1	$(107)
Euro-Oat June Futures	06/2026	133		(18,246)	578	0	(169)
Japan Government 10-Year Bond June Futures	06/2026	9		(7,390)	59	2	(16)
U.S. Treasury 2-Year Note June Futures	06/2026	415		(86,090)	431	0	(30)
U.S. Treasury Long-Term Bond June Futures	06/2026	501		(57,051)	1,733	0	(188)

					$3,020	$3	$(510)

Total Futures Contracts					$942	$513	$(511)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	10,100	$(213)	$18	$(195)	$21	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		15,640	(69)	(598)	(667)	50	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	190,000	25	1	26	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,250,000	156	17	173	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		613,200	118	10	128	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		319,000	131	13	144	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	$	10,600	(2)	515	513	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		42,500	(561)	(940)	(1,501)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		5,700	(1)	276	275	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		20,800	(262)	(445)	(707)	9	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		33,902	110	226	336	0	(34)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		800	0	8	8	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		16,700	(31)	(18)	(49)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.758	Annual	08/15/2035		4,300	(15)	41	26	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.768	Annual	08/15/2035		3,700	0	19	19	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	08/15/2035		4,000	0	18	18	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.801	Annual	08/15/2035		4,500	0	12	12	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		2,200	1	(885)	(884)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		8,700	546	2,499	3,045	30	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		4,300	60	42	102	15	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		3,838	29	21	50	14	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,200	0	(500)	(500)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		4,200	261	1,242	1,503	14	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		5,300	118	1,019	1,137	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,100	83	272	355	11	0
Receive	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	EUR	12,700	0	(30)	(30)	0	(11)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		42,310	(563)	(976)	(1,539)	374	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	2,091	2,320	0	(21)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	2,439	2,441	0	(22)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	4,897	5,439	0	(50)
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		2,710	119	(91)	28	0	(30)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		7,030	108	69	177	0	(78)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	29	29	1	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		6,700	0	151	151	9	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	29	44	5	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		4,900	(34)	(1,133)	(1,167)	0	(11)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	153	207	6	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	7	(16)	2	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		200	0	5	5	0	0
Pay	CPTFEMU	2.363	Maturity	11/15/2033		1,100	0	23	23	0	(1)
Receive	CPTFEMU	2.488	Maturity	05/15/2037		540	14	(1)	13	0	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(275)	(275)	0	(2)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	1	1	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	18	5	2	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	4	5	3	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(10)	(10)	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	73	73	5	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	99	100	5	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		300	0	(29)	(29)	0	(2)
Pay	CPURNSA	3.323	Maturity	04/23/2026	$	500	0	5	5	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		3,000	0	293	293	3	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	55

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPURNSA	2.813%	Maturity	05/14/2026	$	2,100	$0	$200	$200	$3	$0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	443	444	10	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	10	10	0	0
Pay	CPURNSA	3.435	Maturity	08/01/2026		4,700	0	(18)	(18)	6	0
Pay	CPURNSA	3.434	Maturity	08/27/2026		5,300	0	(14)	(14)	6	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,628	1,628	0	(8)
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	773	773	0	(4)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(385)	(386)	2	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(1,091)	(1,091)	3	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(1,080)	(1,075)	4	0
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,222)	(1,222)	3	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	1,280	5	(53)	(48)	0	(2)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	3,300	2	64	66	1	0
Pay	UKRPI	3.500	Maturity	08/15/2034		2,300	13	(38)	(25)	0	(14)
Pay	UKRPI	3.466	Maturity	09/15/2034		1,000	0	(17)	(17)	0	(7)

Total Swap Agreements							$961	$9,930	$10,891	$656	$(366)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$528	$656	$1,184	$0	$(513)	$(366)	$(879)

(g)

Securities with an aggregate market value of $1,255 and cash of $4,831 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $15 and liability of $(2) for closed futures is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	11,246		$8,210	$125	$0

BOA	04/2026	BRL	5		1	0	0
	04/2026	CNH	1,159		168	0	0
	04/2026	INR	44,339		472	4	0
	04/2026	KRW	131,242		90	2	0
	04/2026	PLN	914		247	1	0
	04/2026	SGD	746		588	8	0
	04/2026		$1	BRL	5	0	0
	04/2026		60	CNH	413	0	0
	04/2026		472	INR	44,419	0	0
	04/2026		1,152	JPY	183,860	6	0
	04/2026		65	MXN	1,197	2	0
	05/2026	JPY	183,306		$1,152	0	(6)
	06/2026	BRL	5		1	0	0
	06/2026	ILS	1,517		491	8	0
	06/2026	MXN	5,942		331	2	0
	06/2026		$20	ILS	63	0	0

BPS	04/2026	BRL	2,781		$533	0	(4)
	04/2026	CNH	414		60	0	0
	04/2026	ILS	1,492		483	9	0
	04/2026	KRW	325,449		217	1	(1)
	04/2026	NZD	2,327		1,376	39	0
	04/2026	PLN	361		97	0	0
	04/2026	THB	42,626		1,318	25	(1)
	04/2026		$535	BRL	2,781	2	0

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$2,085	IDR	35,287,111	$0	$(7)
	04/2026		356	ILS	1,128	3	0
	04/2026		258	KRW	385,457	1	(2)
	04/2026		1,026	PLN	3,698	0	(30)
	04/2026		1	THB	23	0	0
	04/2026		1,148	TWD	36,707	0	(3)
	04/2026	ZAR	5,781		$341	0	0
	05/2026	ILS	1,126		356	0	(3)
	05/2026	INR	89,026		941	0	(4)
	05/2026	TWD	20,494		636	0	(3)
	05/2026		$370	BRL	1,942	3	0
	05/2026		469	IDR	7,990,310	1	0
	05/2026		96	THB	3,152	0	0
	06/2026		255	IDR	4,294,077	0	(2)

BRC	04/2026	TRY	36,926		$801	0	(13)
	04/2026		$508	PLN	1,828	0	(16)
	04/2026		344	SEK	3,121	0	(14)
	04/2026		4,750	TRY	211,468	9	0
	04/2026		637	ZAR	10,427	0	(22)
	05/2026	TRY	9,415		$202	0	(1)

BSH	04/2026		$8,931	GBP	6,709	0	(51)
	04/2026		6,366	JPY	1,016,251	38	0
	04/2026		3,899	NZD	6,755	0	(18)
	04/2026		574	PLN	2,076	0	(15)
	05/2026	GBP	6,709		$8,931	51	0
	05/2026	JPY	1,013,190		6,366	0	(37)
	05/2026	NZD	6,755		3,904	18	0

CBK	04/2026	CNH	413		60	0	0
	04/2026	EUR	3,540		4,100	9	0
	04/2026	INR	338,404		3,621	47	0
	04/2026	NOK	1,755		181	0	(1)
	04/2026	SEK	940		101	2	0
	04/2026	THB	25		1	0	0
	04/2026	TWD	1,873		59	0	0
	04/2026		$187	CNH	1,289	0	0
	04/2026		579	GBP	436	0	(2)
	04/2026		8,292	INR	764,765	7	(196)
	04/2026		7	THB	209	0	0
	06/2026	COP	1,817,244		$468	0	(19)
	06/2026	ILS	1,336		432	6	0
	06/2026		$130	IDR	2,189,738	0	(2)
	06/2026		573	MXN	10,123	0	(11)
	09/2026		519	COP	2,007,439	8	0
	09/2026		134	MXN	2,403	0	(2)

DUB	04/2026	CNH	1,152		$168	1	0
	04/2026	ILS	3,011		973	15	0
	04/2026	INR	134,921		1,432	9	(2)
	04/2026		$2,442	AUD	3,560	14	0
	04/2026		73	CNH	507	0	0
	04/2026		1,558	INR	146,877	10	(7)
	04/2026		6,221	SGD	7,947	0	(40)
	04/2026		429	THB	13,998	0	(4)
	05/2026	AUD	3,560		$2,441	0	(14)
	05/2026	CNH	505		73	0	0
	05/2026	SGD	7,929		6,221	40	0
	06/2026	THB	13,970		429	2	0

FAR	04/2026	AUD	1,935		1,372	36	0
	04/2026	CHF	687		890	31	0
	04/2026	GBP	7,145		9,656	199	0
	04/2026	JPY	336,453		2,153	33	0
	04/2026		$729	CHF	581	0	(3)
	04/2026		7,928	JPY	1,265,326	45	0
	04/2026		564	PLN	2,036	0	(16)
	04/2026		34	SGD	43	0	0
	05/2026	CHF	579		$729	3	0
	05/2026	ILS	1,873		592	0	(5)
	05/2026	JPY	1,261,504		7,928	0	(44)
	05/2026	SGD	43		34	0	0
	06/2026	ILS	1,080		350	6	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	57

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$1,504	MXN	26,185	$0	$(52)
	09/2026		109		1,926	0	(3)

GLM	04/2026	BRL	37,858		$7,122	0	(187)
	04/2026	ILS	1,464		471	5	0
	04/2026	INR	4,536		50	2	0
	04/2026		$7,264	BRL	37,858	44	0
	04/2026		168	CNH	1,155	0	(1)
	04/2026		57	IDR	969,030	0	0
	04/2026		284	INR	25,862	0	(11)
	04/2026		551	MXN	10,164	16	0
	04/2026		267	PLN	961	0	(8)
	04/2026		241	THB	7,901	0	(1)
	06/2026	BRL	14		$3	0	0
	06/2026	IDR	2,854,061		169	1	0
	06/2026	THB	7,887		241	0	0
	06/2026		$6,680	BRL	35,969	173	0
	06/2026		286	IDR	4,833,323	0	(1)
	06/2026		81	ILS	252	0	0
	06/2026		923	MXN	16,176	0	(26)
	07/2026	BRL	13		$2	0	0

IND	04/2026	EUR	10,367		12,241	259	0
	04/2026		$3,606	DKK	23,436	18	0
	05/2026	DKK	23,399		$3,606	0	(18)

JPM	04/2026	CNH	759		110	0	0
	04/2026	INR	70,161		746	5	0
	04/2026	PLN	2,003		545	7	(1)
	04/2026	SGD	7,243		5,748	114	0
	04/2026		$77	CNH	533	0	0
	04/2026		1,184	EUR	1,009	0	(18)
	04/2026		746	INR	70,281	2	0
	04/2026		2,431	MXN	43,639	6	(5)
	04/2026		1,564	ZAR	26,119	0	(23)
	04/2026	ZAR	10,832		$638	0	(2)
	05/2026	CNH	532		77	0	0
	06/2026	ILS	974		315	5	0
	06/2026	MXN	6,841		381	2	0

MBC	04/2026	AUD	107		75	1	0
	04/2026	DKK	23,447		3,706	79	0
	04/2026	JPY	794,463		5,049	48	(5)
	04/2026	KRW	904,390		618	17	0
	04/2026	NOK	18		2	0	0
	04/2026	SEK	2,240		239	2	0
	04/2026	THB	16,287		512	18	0
	04/2026		$1,123	AUD	1,603	0	(17)
	04/2026		267	CHF	210	0	(4)
	04/2026		368	EUR	319	1	0
	04/2026		2,446	JPY	391,132	19	0
	04/2026		165	MXN	3,037	5	0
	04/2026		190	NOK	1,858	2	0
	05/2026	JPY	389,950		$2,446	0	(18)
	05/2026	NOK	1,859		190	0	(2)
	06/2026	MXN	785		44	0	0

MYI	04/2026	PLN	177		50	2	0
	05/2026	BRL	1,802		343	0	(3)

NGF	04/2026	NOK	87		9	0	0

SCX	04/2026	CHF	104		134	4	0
	04/2026	JPY	264,607		1,696	29	0
	04/2026	NZD	4,428		2,647	103	0
	04/2026	THB	1,200		38	1	0
	04/2026		$8,132	CAD	11,259	0	(38)
	04/2026		1,313	INR	119,656	0	(49)
	04/2026		199	PLN	722	0	(5)
	04/2026		170	TWD	5,428	0	0
	05/2026	CAD	11,244		$8,132	38	0
	05/2026		$499	JPY	79,500	3	0
	06/2026		482	IDR	8,122,354	0	(4)

SOG	04/2026	EUR	3,586		$4,244	99	0
	04/2026	JPY	1,459,473		9,380	184	0
	04/2026		$18,654	EUR	16,165	30	0

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	EUR	16,165		$18,683	$0	$(29)
	06/2026	ILS	765		248	4	0

SSB	04/2026	AUD	3,121		2,221	68	0
	04/2026	JPY	1,711		11	0	0
	08/2026		$500	COP	1,907,697	3	0

UAG	04/2026	PLN	907		$247	2	0
	04/2026		$1,025	PLN	3,709	0	(26)
	06/2026	COP	2,249,820		$580	0	(22)
	06/2026	ILS	1,241		401	6	0
	06/2026	MXN	1,002		56	0	0
	06/2026		$712	MXN	12,425	0	(23)

Total Forward Foreign Currency Contracts						$2,308	$(1,223)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	1,800	$ (2)	$ (1)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(286)	$(152)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,700	$(15)	$(5)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,700	(15)	(23)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	13,400	(122)	(35)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	13,400	(122)	(201)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	10,100	(92)	(37)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	10,100	(93)	(128)

							$(459)	$(429)

Total Written Options							$(747)	$(582)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	MLPIREIL Index(4)	422,842	4.290% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$	40,457	$0	$394	$394	$0
	Pay	MLPIREIS Index(5)	430,837	4.140% (FEDL01 plus a specified spread)	Monthly	06/10/2026		40,135	0	108	108	0
CBK	Receive	DWRTFT Index	3,235	4.140% (SOFR plus a specified spread)	Monthly	05/06/2026		47,652	0	(173)	0	(173)
	Receive	DWRTFT Index	1,436	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026		21,153	0	(79)	0	(79)
	Receive	DWRTFT Index	8,298	4.30% (SOFR plus a specified spread)	Monthly	11/04/2026		122,232	0	(465)	0	(465)

JPM	Receive	DWRTFT Index	739	4.060% (SOFR plus a specified spread)	Monthly	04/01/2026		11,527	0	(676)	0	(676)

MYI	Receive	DWRTFT Index	5,801	4.190% (SOFR plus a specified spread)	Monthly	06/03/2026		85,451	0	(316)	0	(316)

Total Swap Agreements									$0	$(1,207)	$502	$(1,709)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	59

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$125	$0	$0	$125	$0	$0	$0	$0	$125	$0	$125
BOA	33	0	502	535	(6)	0	0	(6)	529	(320)	209
BPS	84	0	0	84	(60)	0	0	(60)	24	0	24
BRC	9	0	0	9	(66)	(28)	0	(94)	(85)	0	(85)
BSH	107	0	0	107	(121)	0	0	(121)	(14)	0	(14)
CBK	79	0	0	79	(233)	0	(717)	(950)	(871)	15,549	14,678
DUB	91	0	0	91	(67)	0	0	(67)	24	0	24
FAR	353	0	0	353	(123)	0	0	(123)	230	(110)	120
GLM	241	0	0	241	(235)	(553)	0	(788)	(547)	(60)	(607)
GST	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
IND	277	0	0	277	(18)	0	0	(18)	259	(290)	(31)
JPM	141	0	0	141	(49)	0	(676)	(725)	(584)	790	206
MBC	192	0	0	192	(46)	0	0	(46)	146	0	146
MYI	2	0	0	2	(3)	0	(316)	(319)	(317)	6,911	6,594
SCX	178	0	0	178	(96)	0	0	(96)	82	0	82
SOG	317	0	0	317	(29)	0	0	(29)	288	(260)	28
SSB	71	0	0	71	0	0	0	0	71	0	71
UAG	8	0	0	8	(71)	0	0	(71)	(63)	0	(63)

Total Over the Counter	$2,308	$0	$502	$2,810	$(1,223)	$(582)	$(1,709)	$(3,514)

(i)

Securities with an aggregate market value of $23,250 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2026:

Referenced Entity	% of Index	Value
Real Estate
American Homes 4 Rent	3.0%	$1,214
American Tower Corp.	7.0	2,832
Apple Hospitality REIT, Inc.	4.3	1,740
Avalonbay Communities, Inc.	3.4	1,376
Camden Property Trust	0.5	202
Crown Castle International Corp.	6.5	2,630
Cubesmart	0.9	364
DiamondRock Hospitality Company	1.4	566
Digital Realty Trust, Inc.	3.1	1,254
EPR Properties	0.2	81
Equinix, Inc.	3.6	1,456
Equity Lifestyle Properties, Inc.	3.8	1,537
Equity Residential	3.8	1,537
Essex Property Trust, Inc.	0.7	283
Extra Space Storage, Inc.	0.2	81
Federal Realty Investment Trust	0.6	243
Gaming and Leisure Properties, Inc.	5.1	2,063
Healthcare Realty Trust Incorporated	1.3	526
Healthpeak Properties, Inc.	3.0	1,214
Host Hotels & Resorts, Inc.	2.1	850
Invitation Homes, Inc.	5.6	2,266
Kimco Realty Corporation	3.6	1,456
Kite Realty Group Trust	4.3	1,740
NNN REIT, Inc.	1.6	647
Park Hotels & Resorts, Inc.	0.6	243
Phillips Edison & Company, Inc.	0.0	0
Public Storage	1.4	566
Ryman Hospitality Properties, Inc.	4.2	1,699

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Referenced Entity	% of Index	Value
SBA Communications Corporation	6.7%	$2,710
Simon Property Group, Inc.	4.5	1,821
Sun Communities, Inc.	1.5	607
The Macerich Co.	2.1	850
UDR, Inc.	3.1	1,254
VICI Properties, Inc.	5.5	2,225
Vornado Realty Trust	0.8	324

Total Real Estate		$40,457

Total Value		$40,457

(5)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2026:

Referenced Entity	% of Index	Value
Real Estate
Acadia Realty Trust	1.1%	$441
Agree Realty Corp.	4.7	1,886
American Assets Trust, Inc.	1.6	642
American Healhcare REIT, Inc.	6.8	2,730
Brixmor Property Group, Inc.	2.7	1,084
BXP, Inc.	1.7	682
Caretrust REIT, Inc.	7.3	2,930
Copt Defense Properties	6.1	2,448
Cousins Properties, Inc.	2.0	803
Curbline Properties Corp.	3.5	1,405
Douglas Emmett, Inc.	1.8	722
Eastgroup Properties, Inc.	2.8	1,124
Essential Properties Realty Trust, Inc.	5.3	2,127
First Industrial Realy Trust, Inc.	2.1	843
Highwoods Properties, Inc.	2.5	1,003
Independence Realty Trust, Inc.	1.9	763
JBG Smith Properties	1.7	682
Kilroy Realty Corporation	1.6	642
LXP Industrial Trust	3.2	1,284
Mid-America Apartment Communities, Inc.	0.2	80
Omega Healthcare Investors, Inc.	4.4	1,766
Pebblebrook Hotel Trust	1.7	682
Prologics, Inc.	2.9	1,164
Realty Income Corporation	1.7	682
Regency Centers Corporation	1.5	602
Rexford Industrial Realty, Inc.	0.5	201
Sabra Health Care REIT, Inc.	1.4	562
Stag Industrial, Inc.	3.0	1,204
Sunstone Hotel Investors, Inc.	1.8	722
Tanger, Inc.	1.4	562
Terreno Realty Corporation	3.7	1,485
Urban Edge Properties	1.0	401
Ventas, Inc.	6.3	2,530
Welltower, Inc.	7.1	2,850
WP Carey, Inc.	1.0	401

Total Real Estate		$40,135

Total Value		$40,135

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$528	$528
Swap Agreements	0	0	0	0	656	656

	$0	$0	$0	$0	$1,184	$1,184

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,308	$0	$2,308
Swap Agreements	0	0	502	0	0	502

	$0	$0	$502	$2,308	$0	$2,810

	$0	$0	$502	$2,308	$1,184	$3,994

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$513	$513
Swap Agreements	0	0	0	0	366	366

	$0	$0	$0	$0	$879	$879

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,223	$0	$1,223
Written Options	0	1	0	0	581	582
Swap Agreements	0	0	1,709	0	0	1,709

	$0	$1	$1,709	$1,223	$581	$3,514

	$0	$1	$1,709	$1,223	$1,460	$4,393

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(827)	$0	$0	$0	$(1,404)	$(2,231)
Swap Agreements	0	0	0	0	527	527

	$(827)	$0	$0	$0	$(877)	$(1,704)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,718)	$0	$(3,718)
Written Options	0	0	0	0	97	97
Swap Agreements	0	0	7,799	0	0	7,799

	$0	$0	$7,799	$(3,718)	$97	$4,178

	$(827)	$0	$7,799	$(3,718)	$(780)	$2,474

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$28	$0	$0	$0	$1,466	$1,494
Swap Agreements	0	0	0	0	2,386	2,386

	$28	$0	$0	$0	$3,852	$3,880

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,407	$0	$2,407
Written Options	0	1	0	0	49	50
Swap Agreements	0	0	(136)	0	0	(136)

	$0	$1	$(136)	$2,407	$49	$2,321

	$28	$1	$(136)	$2,407	$3,901	$6,201

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,692	$0	$5,692
Industrials	0	3,376	0	3,376
U.S. Government Agencies	0	74,077	0	74,077
U.S. Treasury Obligations	0	560,232	0	560,232
Non-Agency Mortgage-Backed Securities	0	3,366	0	3,366

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Asset-Backed Securities
CMBS Other	0	484	0	484
Home Equity Other	0	22,100	0	22,100
Manufacturing House ABS Other	0	2,952	0	2,952
Whole Loan Collateral	0	9,456	0	9,456
Other ABS	0	21,184	0	21,184
Sovereign Issues	0	32,569	0	32,569

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Asset-Backed Securities
CMBS Other	$0	$484	$0	$484
Home Equity Other	0	22,100	0	22,100
Manufacturing House ABS Other	0	2,952	0	2,952
Whole Loan Collateral	0	9,456	0	9,456
Other ABS	0	21,184	0	21,184
Sovereign Issues	0	32,569	0	32,569
Common Stocks
Consumer Discretionary	775	0	0	775
Real Estate	1,155	0	0	1,155
Preferred Securities
Banking & Finance	0	920	0	920
Real Estate Investment Trusts
Real Estate	211,927	0	0	211,927
Short-Term Instruments
Mutual Funds	530	0	0	530

	$214,387	$736,408	$0	$950,795

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,522	$0	$0	$6,522

Total Investments	$220,909	$736,408	$0	$957,317

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$417	$752	$0	$1,169
Over the counter	0	2,810	0	2,810

	$417	$3,562	$0	$3,979

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(292)	(585)	0	(877)
Over the counter	0	(3,514)	0	(3,514)

	$(292)	$(4,099)	$0	$(4,391)

Total Financial Derivative Instruments	$125	$(537)	$0	$(412)

Totals	$221,034	$735,871	$0	$956,905

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.3%

CORPORATE BONDS & NOTES 5.5%

BANKING & FINANCE 4.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.450% due 04/15/2027		$950	$968

American Express Co.
5.645% due 04/23/2027 •		24,900	24,926

Athene Global Funding
4.417% due 07/16/2026 •		8,000	8,005
4.950% due 01/07/2027		500	501
5.620% due 05/08/2026		12,900	12,911

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		89	86

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	500	614

Bank of America Corp.
4.979% due 01/24/2029 •		$13,900	14,013
5.202% due 04/25/2029 •		200	203
5.933% due 09/15/2027 •		5,400	5,438

Bank of Montreal
4.529% (SOFRINDX + 0.880%) due 09/10/2027 ~		4,000	4,003

Bank of Nova Scotia
5.400% due 06/04/2027		15,700	15,904

Barclays PLC
4.837% due 09/10/2028 •		2,600	2,611
5.674% due 03/12/2028 •		400	404

Citibank NA
4.929% due 08/06/2026		11,700	11,730
5.488% due 12/04/2026		6,100	6,149

Corebridge Global Funding
4.900% due 01/07/2028		1,000	1,007

Equitable Financial Life Global Funding
4.600% due 04/01/2027		15,800	15,822

Ford Motor Credit Co. LLC
4.271% due 01/09/2027		900	896
5.125% due 11/05/2026		2,000	2,004
5.800% due 03/05/2027		3,800	3,822

Goldman Sachs Bank USA
5.414% due 05/21/2027 •		1,400	1,402

Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		400	405

HPS Corporate Lending Fund
5.450% due 01/14/2028		11,900	11,816

Jackson National Life Global Funding
4.638% (SOFRRATE + 0.970%) due 01/14/2028 ~		1,300	1,298
4.900% due 01/13/2027		1,400	1,405
5.600% due 04/10/2026		850	850

JPMorgan Chase & Co.
2.069% due 06/01/2029 •		200	190
3.702% due 05/06/2030 •		407	397
4.979% due 07/22/2028 •		800	806
5.299% due 07/24/2029 •		300	306
6.070% due 10/22/2027 •		1,100	1,111

JPMorgan Chase Bank NA
5.110% due 12/08/2026		9,400	9,454

Morgan Stanley
2.475% due 01/21/2028 •		148	146
5.123% due 02/01/2029 •		100	101
5.652% due 04/13/2028 •		800	810

Morgan Stanley Bank NA
4.447% due 10/15/2027 •		2,650	2,652
4.952% due 01/14/2028 •		2,100	2,109
4.968% due 07/14/2028 •		300	302
5.504% due 05/26/2028 •		6,500	6,575
5.882% due 10/30/2026		3,700	3,735

Morgan Stanley Private Bank NA
4.466% due 07/06/2028 •		1,000	1,000

NatWest Markets PLC
4.789% due 03/21/2028		1,100	1,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PNC Bank NA
4.429% due 07/21/2028 •	$16,600	$16,598

Protective Life Global Funding
4.166% (SOFRRATE + 0.500%) due 07/22/2026 ~	11,900	11,903

RGA Global Funding
5.250% due 01/09/2030	2,100	2,137

Royal Bank of Canada
4.965% due 01/24/2029 •	6,600	6,664
5.069% due 07/23/2027 •	16,000	16,032

Societe Generale SA
2.797% due 01/19/2028 •	1,300	1,281

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027	2,000	2,006

Toronto-Dominion Bank
4.861% due 01/31/2028	10,800	10,891

UniCredit SpA
1.982% due 06/03/2027 •	900	896

VICI Properties LP
4.750% due 04/01/2028	350	350

Wells Fargo & Co.
3.526% due 03/24/2028 •	4,200	4,166
4.900% due 01/24/2028 •	3,700	3,714
5.707% due 04/22/2028 •	400	405

Wells Fargo Bank NA
5.254% due 12/11/2026	28,200	28,408

		285,445

INDUSTRIALS 0.7%

BMW U.S. Capital LLC
4.750% due 03/21/2028	1,600	1,609

Broadcom, Inc.
5.050% due 07/12/2027	5,798	5,859

Dell International LLC/EMC Corp.
4.750% due 04/01/2028	1,400	1,410

Diamondback Energy, Inc.
5.200% due 04/18/2027	400	403

Hyatt Hotels Corp.
5.050% due 03/30/2028	400	404

Hyundai Capital America
5.450% due 06/24/2026	2,100	2,104

International Business Machines Corp.
4.650% due 02/10/2028	23,400	23,557

Mars, Inc.
4.600% due 03/01/2028	3,900	3,925

NTT Finance Corp.
4.620% due 07/16/2028	600	603

Oracle Corp.
4.800% due 08/03/2028	2,100	2,101

Rio Tinto Finance USA PLC
4.500% due 03/14/2028	1,400	1,407

		43,382

UTILITIES 0.5%

DTE Energy Co.
4.950% due 07/01/2027	500	503

NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/2027	800	804
4.850% due 02/04/2028	11,600	11,712

NYSEG Storm Funding LLC
4.713% due 05/01/2029	10,913	10,989

Oncor Electric Delivery Co. LLC
4.500% due 03/20/2027	900	900

PacifiCorp
4.250% due 03/15/2029	1,000	989

Pinnacle West Capital Corp.
4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~	400	400

Southern California Edison Co.
3.650% due 03/01/2028	500	492
4.400% due 09/06/2026	200	200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.700% due 06/01/2027	$1,400	$1,402
4.875% due 02/01/2027	500	501
5.650% due 10/01/2028	200	205
5.850% due 11/01/2027	1,327	1,352
5.950% due 11/01/2032	400	421

Southern California Gas Co.
2.600% due 06/15/2026	700	698

Verizon Communications, Inc.
2.355% due 03/15/2032	379	331

		31,899

Total Corporate Bonds & Notes (Cost $358,972)		360,727

U.S. GOVERNMENT AGENCIES 7.6%

Federal Home Loan Mortgage Corp.
3.000% due 10/01/2026 - 11/01/2032	6,479	6,309
5.500% due 08/01/2054 - 01/01/2055	96,149	96,694

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	8,760	8,511
4.219% due 08/25/2027 •	950	949

Federal Home Loan Mortgage Corp. REMICS
4.167% due 07/15/2036 •	85	84
4.237% due 05/15/2032 •	548	545
4.387% due 12/15/2037 •	79	79
4.407% due 10/15/2037 •	247	247
4.562% due 11/25/2054 •	1,656	1,664
4.581% due 04/15/2049 - 12/15/2050 •	3,805	3,813
4.602% due 11/25/2054 •	30,329	30,528
4.612% due 10/25/2054 - 03/25/2055 •	15,505	15,653
4.681% due 08/15/2048 •	1,817	1,833
4.762% due 11/25/2054 - 07/25/2055 •	17,084	17,152
4.812% due 01/25/2055 - 08/25/2055 •	6,523	6,573
4.862% due 02/25/2055 - 08/25/2055 •	9,462	9,554
4.912% due 05/25/2054 •	3,329	3,366

Federal Home Loan Mortgage Corp. STRIPS
4.237% due 09/15/2042 •	7	7

Federal National Mortgage Association
1.630% due 05/01/2027	21,800	21,228
3.000% due 12/01/2026	39	39
3.500% due 02/01/2045 - 03/01/2048	1,040	968
6.383% due 05/01/2038 •	1,079	1,122

Federal National Mortgage Association REMICS
4.206% due 10/25/2036 •	7	7
4.226% due 08/25/2037 •	234	233
4.481% due 01/25/2051 •	1,973	1,981
4.562% due 09/25/2054 •	5,566	5,588
4.581% due 12/25/2050 •	1,614	1,608
4.612% due 11/25/2053 - 03/25/2055 •	6,082	6,122
4.712% due 01/25/2055 •	2,829	2,843
4.762% due 07/25/2055 •	3,146	3,164
4.842% due 08/25/2055 •	3,859	3,894
4.862% due 10/25/2053 - 07/25/2055 •	7,785	7,856

Government National Mortgage Association
0.000% due 10/16/2053 ~(a)	565	0
7.000% due 06/20/2055	1,194	1,217

Government National Mortgage Association REMICS
4.082% due 10/20/2043 •	1,428	1,384
4.323% due 05/20/2074 •	761	762
4.533% due 10/20/2063 •	58	58
4.683% due 09/20/2069 •	1,436	1,446
4.757% due 12/20/2069 •	3,352	3,387
4.927% due 08/20/2068 •	2,168	2,186

U.S. Small Business Administration
5.160% due 02/01/2028	5	5
5.310% due 05/01/2027	7	7

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.510% due 11/01/2027		$5	$5
5.820% due 06/01/2026		2	2
5.870% due 07/01/2028		3	4
6.020% due 08/01/2028		2	2
6.770% due 11/01/2028		10	10

Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 06/01/2056		242,700	228,743

Total U.S. Government Agencies (Cost $498,746)			499,432

U.S. TREASURY OBLIGATIONS 1.6%

U.S. Treasury Bonds
3.000% due 05/15/2045 (i)		2,010	1,530

U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2042		2,474	1,908
0.875% due 02/15/2047		2,242	1,592
1.000% due 02/15/2049		1,082	767
1.375% due 02/15/2044 (i)		4,270	3,532
1.375% due 02/15/2044		10,517	8,699
2.125% due 02/15/2040		1,566	1,534
2.125% due 02/15/2041		140	135
2.500% due 01/15/2029 (i)(k)		39,913	41,415
3.375% due 04/15/2032		1,332	1,470
3.875% due 04/15/2029		2,787	3,008
0.125% due 07/15/2026		5,592	5,673
0.250% due 07/15/2029 (i)(k)		1,270	1,236
0.375% due 01/15/2027 (k)		202	202
0.500% due 01/15/2028		8,036	7,976

U.S. Treasury Notes
1.625% due 05/15/2026		25,577	25,510

Total U.S. Treasury Obligations (Cost $111,273)			106,187

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Ashford Hospitality Trust
4.745% due 04/15/2035 •		119	119

Atrium Hotel Portfolio Trust
4.900% due 12/15/2036 •		1,672	1,652

Avon Finance
4.645% due 12/28/2049 •	GBP	10,118	13,403

Banc of America Funding Trust
4.322% due 05/20/2036 ~		$150	133

BBCMS Mortgage Trust
4.970% due 07/15/2037 •		4,300	4,186

Bear Stearns ALT-A Trust
4.686% due 07/25/2035 ~		373	225

Bear Stearns ARM Trust
6.470% due 01/25/2035 ~		47	48

Bear Stearns Structured Products, Inc. Trust
4.788% due 01/26/2036 ~		31	22

Chase Home Lending Mortgage Trust
4.912% due 05/25/2055 •		697	699

Chase Mortgage Finance Trust
5.538% due 02/25/2037 ~		47	46
6.447% due 02/25/2037 ~		18	18

ChaseFlex Trust
6.300% due 06/25/2036 ~		36	31

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.073% due 01/25/2035 •		1	1

CHL Mortgage Pass-Through Trust
4.551% due 08/20/2035 ~		556	529
4.656% due 11/20/2034 ~		62	60

Citigroup Mortgage Loan Trust, Inc.
5.012% due 07/25/2054 •		108	108
6.040% due 11/25/2035 •		15	15

CLNY Trust
5.163% due 11/15/2038 •		2,444	2,421

Countrywide Alternative Loan Trust
6.000% due 03/25/2037		5,229	1,659
6.500% due 09/25/2037		1,325	488

Eurosail-U.K. PLC
4.815% due 06/13/2045 •	GBP	230	304

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Alternative Mortgage Securities Trust
4.647% due 04/25/2035 ~		$83	$83

GSR Mortgage Loan Trust
4.741% due 11/25/2035 ~		27	26
4.860% due 09/25/2035 ~		3	3

HarborView Mortgage Loan Trust
4.051% due 03/19/2037 •		432	404
4.201% due 12/19/2036 •		5,977	5,030
4.411% due 11/19/2035 •		170	107
4.470% due 06/20/2035 •		220	209

IndyMac INDA Mortgage Loan Trust
3.195% due 11/25/2035 ~		100	76

IndyMac INDX Mortgage Loan Trust
4.213% due 07/25/2036 •		540	532

JP Morgan Alternative Loan Trust
6.810% due 08/25/2036 þ		578	571

Kinbane 2 DAC
3.019% due 01/24/2063 ~	EUR	1,584	1,832

MASTR Adjustable Rate Mortgages Trust
5.598% due 11/21/2034 ~		$47	46

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.527% due 09/15/2030 •		8	5

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.267% due 06/15/2030 •		1	1

Merrill Lynch Mortgage Investors Trust
4.796% due 06/25/2035 ~		58	57
4.987% due 12/25/2034 ~		20	19

Merrion Square Residential DAC
3.019% due 03/24/2081 •	EUR	2,221	2,575

MFA Trust
5.112% due 12/25/2066 ~		$2,373	2,342

MRCD Mortgage Trust
2.718% due 12/15/2036		7,500	6,716

New Orleans Hotel Trust
4.709% due 04/15/2032 •		1,674	1,658

Oceanview Mortgage Trust
4.462% due 11/25/2054 •		203	203

RALI Trust
4.153% due 06/25/2046 •		99	20
6.000% due 09/25/2036		368	295

Residential Asset Securitization Trust
6.500% due 09/25/2036		7,010	1,987

Structured Adjustable Rate Mortgage Loan Trust
4.732% due 11/25/2034 •		345	330

Structured Asset Mortgage Investments II Trust
4.213% due 05/25/2036 •		44	32
4.471% due 05/19/2035 •		18	17

Thornburg Mortgage Securities Trust
5.836% due 03/25/2037 •		1,131	804

Towd Point Mortgage Funding - Granite 6 PLC
4.669% due 07/20/2053 •	GBP	2,373	3,142

Trinity Square PLC
4.644% (SONIO/N + 0.900%) due 07/15/2059 ~		1,027	1,360

WaMu Mortgage Pass-Through Certificates Trust
4.533% due 11/25/2034 •		$83	82
4.533% due 01/25/2045 •		104	105
4.593% due 01/25/2045 •		117	114
4.923% due 01/25/2035 ~		18	18
5.298% due 06/25/2034 ~		15	15
5.902% due 10/25/2034 ~		12	11

Wells Fargo Mortgage-Backed Securities Trust
5.715% due 04/25/2036 ~		77	77

Total Non-Agency Mortgage-Backed Securities (Cost $63,752)			57,071

ASSET-BACKED SECURITIES 8.9%

AUTOMOBILE ABS OTHER 0.0%

Cars Alliance Auto Loans Germany V
2.478% due 01/18/2036 •	EUR	1,351	1,563

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GLS Auto Select Receivables Trust
4.500% due 11/15/2030		$1,000	$999

Nissan Auto Lease Trust
4.082% due 06/15/2027 •		517	517

Westlake Automobile Receivables Trust
4.242% due 09/15/2027 •		219	219

			3,298

AUTOMOBILE SEQUENTIAL 3.4%

Bank of America Auto Trust
5.530% due 02/15/2028		1,681	1,689

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028		137	137

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	88	64

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		$704	705
5.340% due 04/17/2028		39	39

CarMax Auto Owner Trust
3.950% due 03/15/2029		28,800	28,774
4.350% due 07/15/2030		10,700	10,731
4.750% due 10/15/2027		219	219
4.890% due 07/16/2029		500	503
5.340% due 08/16/2027		100	100
6.000% due 07/17/2028		667	674

Carvana Auto Receivables Trust
4.190% due 03/12/2029		3,834	3,833
4.530% due 01/10/2029		1,329	1,331
4.640% due 01/10/2030		1,948	1,954
5.330% due 07/10/2029		734	739

Chase Auto Owner Trust
4.940% due 07/25/2029		8,933	8,990

Citizens Auto Receivables Trust
5.840% due 01/18/2028		1,609	1,615

CPS Auto Receivables Trust
4.910% due 06/15/2028		63	63

Drive Auto Receivables Trust
4.500% due 09/15/2028		597	597

Enterprise Fleet Financing LLC
4.650% due 10/20/2027		720	722
4.820% due 02/20/2029		1,000	1,009

Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029		1,720	1,721

FCCU Auto Receivables Trust
4.870% due 01/16/2029		618	620

FHF Issuer Trust
5.890% due 06/15/2030		197	198

First Investors Auto Owner Trust
4.250% due 07/15/2030		7,400	7,402

Flagship Credit Auto Trust
4.880% due 11/15/2028		296	297
5.640% due 03/15/2028		71	71

Ford Credit Auto Owner Trust
4.650% due 02/15/2028		260	261

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		799	800
5.020% due 04/17/2028		390	390

GLS Auto Select Receivables Trust
4.430% due 12/17/2029		529	530
4.460% due 10/15/2030		862	863
5.590% due 10/15/2029		231	233
5.960% due 10/16/2028		3,108	3,127

GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029		1,100	1,103
4.470% due 02/16/2028		543	544

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		4,145	4,153

Hyundai Auto Lease Securitization Trust
4.830% due 01/18/2028		12,100	12,173

Hyundai Auto Receivables Trust
4.410% due 05/15/2029		1,800	1,807
4.990% due 02/15/2029		1,392	1,400

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LAD Auto Receivables Trust
4.690% due 07/16/2029	$15,200	$15,259

Lendbuzz Securitization Trust
5.100% due 10/15/2030	644	645

M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	19,300	19,454

Santander Drive Auto Receivables Trust
4.380% due 01/15/2030	16,900	16,932
4.620% due 11/15/2028	604	605
4.630% due 10/16/2028	1,023	1,025
4.670% due 08/15/2029	10,500	10,538
4.850% due 01/16/2029	1,141	1,143
5.630% due 01/16/2029	259	260

SCCU Auto Receivables Trust
4.570% due 01/15/2031	3,400	3,413
4.670% due 11/15/2028	1,108	1,110
4.680% due 09/15/2031	1,500	1,508
5.110% due 06/15/2029	444	446

SFS Auto Receivables Securitization Trust
4.440% due 12/20/2030	24,200	24,284
4.520% due 11/20/2028	2,884	2,888
4.750% due 07/22/2030	19,050	19,181

Toyota Auto Receivables Owner Trust
4.630% due 09/15/2027	306	306

Veros Auto Receivables Trust
5.310% due 09/15/2028	215	216
6.280% due 11/15/2027	20	20

Westlake Automobile Receivables Trust
4.820% due 09/15/2027	158	158

World Omni Auto Receivables Trust
5.610% due 02/15/2028	609	610

World Omni Select Auto Trust
4.980% due 02/15/2030	433	434

		222,616

CMBS OTHER 0.1%

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •	1,700	1,699

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •	129	129

AREIT Trust
5.920% due 06/17/2039 •	1,904	1,905

KREF Ltd.
5.127% due 02/17/2039 •	405	405

LoanCore Issuer Ltd.
5.087% due 11/15/2038 •	47	47

MF1 LLC
5.827% due 06/19/2037 •	1,513	1,513

MF1 Ltd.
5.027% due 02/19/2037 •	375	375

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	1,631	1,635

		7,708

CREDIT CARD BULLET 0.4%

Synchrony Card Funding LLC
4.930% due 07/15/2030	22,900	23,142

CREDIT CARD OTHER 0.2%

Golden Credit Card Trust
1.140% due 08/15/2028	4,500	4,451
1.970% due 01/15/2029	7,000	6,882

		11,333

HOME EQUITY OTHER 0.3%

ACE Securities Corp. Home Equity Loan Trust
4.693% due 12/25/2034 •	278	256

Asset-Backed Securities Corp. Home Equity Loan Trust
4.253% due 11/25/2036 •	2,392	2,358

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities I Trust
4.453% due 02/25/2036 •		$3,806	$3,781

Countrywide Asset-Backed Certificates Trust
4.573% due 11/25/2034 •		150	147
4.828% due 12/25/2035 •		2,085	2,060
5.518% due 11/25/2034 •		2,519	2,302

Fremont Home Loan Trust
4.073% due 01/25/2037 •		1,332	688
4.273% due 10/25/2036 •		4,966	1,960

GSAMP Trust
4.193% due 11/25/2036 •		630	291

Home Equity Mortgage Loan Asset-Backed Trust
4.843% due 11/25/2034 •		105	105

Morgan Stanley ABS Capital I, Inc. Trust
4.828% due 07/25/2035 •		2,515	2,482

Option One Mortgage Loan Trust
4.073% due 01/25/2037 •		1,418	927
4.073% due 03/25/2037 •		1,093	731

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		605	605
5.582% due 12/25/2044 þ		789	792

Saxon Asset Securities Trust
4.103% due 09/25/2037 •		299	291

Soundview Home Loan Trust
4.743% due 10/25/2037 •		632	500

			20,276

WHOLE LOAN COLLATERAL 0.0%

Bear Stearns Asset-Backed Securities Trust
4.793% due 09/25/2046 •		187	169

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.553% due 12/25/2035 •		2,183	2,172

			2,341

OTHER ABS 4.5%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •		3,500	3,505

ACHV ABS Trust
5.010% due 12/26/2031		345	347
5.070% due 10/27/2031		93	93
5.900% due 04/25/2031		36	36

Affirm Master Trust
4.670% due 07/15/2033		1,200	1,204

AlbaCore Euro CLO IV DAC
3.006% due 07/15/2035 •	EUR	1,000	1,157

AMMC CLO 27 Ltd.
4.748% due 01/20/2037 •		$1,100	1,100

Apidos CLO XI
4.908% due 04/17/2034 •		3,000	3,004

Arbour CLO VI DAC
3.134% due 11/15/2037 •	EUR	2,000	2,312

Arbour CLO XIII DAC
3.154% due 08/15/2038 •		2,000	2,305

ARES European CLO XIV DAC
3.063% due 10/21/2034 •		511	591

Ascent Education Funding Trust
6.140% due 10/25/2050		$311	318

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •		1,750	1,751

Atlas Senior Loan Fund XVII Ltd.
4.728% due 10/20/2034 •		3,000	3,000

Bain Capital Credit CLO Ltd.
4.760% due 10/21/2034 •		4,000	4,002
4.830% due 07/17/2035 •		1,650	1,650

Bain Capital Euro CLO DAC
3.046% due 07/17/2034 •	EUR	3,900	4,508

Barings Euro CLO DAC
3.426% due 08/15/2039 •		2,000	2,307

BHG Securitization Trust
4.820% due 04/17/2036		$567	569

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.840% due 09/17/2036		$789	$791
5.260% due 04/17/2036		809	814

BlackRock European CLO XI DAC
3.006% due 07/17/2034 •	EUR	11,304	13,064

BlueMountain CLO Ltd.
4.858% due 10/25/2030 •		$218	219

BlueMountain CLO XXII Ltd.
5.014% due 07/15/2031 •		88	88

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		1,500	1,500

BNPP AM Euro CLO DAC
2.847% due 07/22/2032 •	EUR	6,271	7,240

Bosphorus CLO IX DAC
0.000% due 04/15/2038 •(b)		2,000	2,312

Cairn CLO XI DAC
3.187% due 01/15/2040 •		2,000	2,310

Capital Street Master Trust
5.022% due 10/16/2028 •		$1,500	1,501

College Avenue Student Loans LLC
5.562% due 05/25/2055 •		920	937

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	1,000	1,155

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		2,000	2,309

DLLAA LLC
4.700% due 10/20/2027		$3,585	3,594

Dryden 60 CLO Ltd.
4.984% due 07/15/2031 •		241	241

Dryden 86 CLO Ltd.
4.798% due 07/17/2034 •		1,500	1,502

Elevation CLO Ltd.
4.968% due 01/25/2035 •		8,600	8,605

Fortress Credit BSL VII Ltd.
4.761% due 07/23/2032 •		694	695

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •		1,067	1,067

Galaxy XXII CLO Ltd.
4.683% due 04/16/2034 •		1,500	1,499

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		1,200	1,200

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		1,030	1,030
5.020% due 06/25/2060		1,500	1,518
5.150% due 10/27/2059		1,000	1,012
5.250% due 10/27/2059		60	60
5.880% due 06/25/2059		28	28

Greywolf CLO IV Ltd.
4.908% due 04/17/2034 •		1,600	1,602

Grosvenor Place CLO DAC
3.256% due 01/15/2039 •	EUR	2,000	2,313
3.383% due 08/15/2039 •		2,000	2,312

Harvest CLO XXII DAC
2.866% due 01/15/2032 •		3,292	3,806

Hayfin Emerald CLO II DAC
2.861% due 05/27/2034 •		26,673	30,829

ICG Euro CLO DAC
3.066% due 10/15/2034 •		8,000	9,250
3.320% (EUR003M + 1.290%) due 01/26/2038 ~		2,000	2,311

ICG U.S. CLO Ltd.
4.818% due 10/20/2034 •		$4,000	4,005

Indigo Credit Management I DAC
3.276% due 10/15/2037 •	EUR	2,000	2,311

Invesco Euro CLO XI DAC
3.287% due 10/22/2036 •		2,000	2,310

Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •		2,000	2,305

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		$3,500	3,505

KKR CLO 27 Ltd.
4.782% due 01/15/2035 •		1,000	1,000

KKR CLO 33 Ltd.
4.748% due 07/20/2034 •		850	851

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM 30 Ltd.
5.009% due 04/20/2031 •		$152	$152

LCM 31 Ltd.
4.948% due 07/20/2034 •		2,000	2,003

LCM 36 Ltd.
4.742% due 01/15/2034 •		3,000	3,001

LCM 39 Ltd.
4.703% due 10/15/2034 •		2,000	2,000

M&T Equipment Notes
4.990% due 08/18/2031		335	335

Madison Park Euro Funding XIV DAC
2.816% due 07/15/2032 •	EUR	1,485	1,714

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		$4,350	4,347

Marble Point CLO XXIV Ltd.
4.753% due 04/20/2035 •		2,100	2,101

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •		129	129

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •		1,450	1,450

Navient Private Education Loan Trust
5.237% due 07/16/2040 •		681	682

Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		4,821	4,402
1.170% due 09/16/2069		188	176
5.387% due 11/15/2068 •		705	712

Navient Student Loan Trust
4.767% due 12/15/2059 •		2,563	2,563

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		800	801

Ocean Trails CLO X
4.972% due 10/15/2034 •		3,000	3,003

OFSI BSL X Ltd.
4.938% due 04/20/2034 •		4,000	4,005

OneMain Financial Issuance Trust
4.432% due 06/16/2036 •		1,200	1,201

Oportun Funding Trust
4.960% due 08/16/2032		129	129

Pagaya AI Debt Grantor Trust
4.684% due 08/17/2026		154	154
5.065% due 03/15/2032		101	101
5.092% due 07/15/2032		152	152
5.156% due 07/15/2032		673	674
5.183% due 06/15/2032		131	132
5.331% due 01/15/2032		93	93
6.278% due 10/15/2031		97	97

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		115	115

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		113	113

Pagaya AI Debt Trust
6.258% due 10/15/2031		91	91

Palmer Square European Loan Funding DAC
0.000% due 10/15/2035 «•(b)	EUR	2,100	2,427
2.866% due 10/15/2034 •		2,503	2,891
2.974% due 05/15/2034 •		997	1,153
3.047% due 07/15/2035 •		1,500	1,734

Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •		$2,000	2,000
4.480% due 10/15/2032 •		2,000	2,000
4.489% due 01/15/2033 •		2,900	2,897

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		817	821

Penta CLO 9 DAC
2.880% due 07/25/2036 •	EUR	1,000	1,153

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		$654	656

Post CLO Ltd.
4.752% due 10/15/2034 •		3,200	3,203
4.762% due 04/20/2035 •		1,400	1,400

Post Road Equipment Finance LLC
4.900% due 05/15/2031		818	823

PPM CLO 3 Ltd.
4.788% due 07/17/2034 •		1,350	1,351

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Providus CLO II DAC
3.176% due 10/15/2038 •	EUR	1,000	$1,156

Providus CLO V DAC
3.214% due 11/15/2039 •		6,000	6,931

Providus CLO VII DAC
3.181% due 07/15/2038 •		1,500	1,729

Reach ABS Trust
4.930% due 08/18/2032		$295	296
4.960% due 08/16/2032		328	328
5.880% due 07/15/2031		56	56

Riserva CLO Ltd.
4.718% due 01/18/2034 •		1,550	1,551

Rockford Tower CLO Ltd.
4.868% due 07/20/2035 •		700	700

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		1,500	1,502

Romark CLO V Ltd.
4.862% due 01/15/2035 •		2,300	2,299

Shackleton CLO Ltd.
4.868% due 07/20/2034 •		850	851

SLM Private Education Loan Trust
8.537% due 10/15/2041 •		1,052	1,104

SMB Private Education Loan Trust
4.517% due 01/15/2053 •		1,223	1,213
4.587% due 02/15/2036 •		657	657
4.587% due 01/15/2053 •		9,014	8,958
4.643% due 09/15/2054 •		135	135
5.090% due 10/16/2056		775	782

SoFi Consumer Loan Program Trust
4.820% due 06/25/2034		1,289	1,293

Sounds Point CLO IV-R Ltd.
5.079% due 04/18/2031 •		342	342

St. Paul’s CLO XII DAC
2.936% due 04/15/2033 •	EUR	7,594	8,785

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		$2,050	2,050

Symphony CLO XXII Ltd.
4.848% due 04/18/2033 •		2,829	2,832

Thayer Park CLO Ltd.
4.668% due 04/20/2034 •		1,050	1,050

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •		2,650	2,654

Tikehau CLO IX DAC
3.246% due 01/20/2037 •	EUR	1,000	1,156

Tikehau CLO V DAC
3.216% due 10/15/2038 •		2,000	2,311

Toro European CLO 2 DAC
3.020% due 07/25/2034 •		2,000	2,311

Toro European CLO 3 DAC
3.006% due 07/15/2034 •		2,000	2,311

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •		$2,400	2,400

Trinitas CLO XX Ltd.
4.708% due 07/20/2035 •		2,900	2,901

Unity-Peace Park CLO Ltd.
4.723% due 04/20/2035 •		3,250	3,251

Upstart Securitization Trust
5.220% due 06/20/2035		920	923

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		61	61

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •		1,203	1,204

Whetstone Park CLO Ltd.
4.738% due 01/20/2035 •		2,050	2,049

Wind River CLO Ltd.
4.732% due 10/15/2034 •		3,979	3,981

			294,010

Total Asset-Backed Securities (Cost $570,627)			584,724

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.0%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	235,200	$43,974
0.000% due 10/01/2026 (d)		380,000	68,727

Saudi Government International Bonds
5.125% due 01/13/2028		$21,900	22,138

Total Sovereign Issues (Cost $133,708)			134,839

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

Banca Monte dei Paschi di Siena SpA		46,500	406

Total Common Stocks (Cost $91)			406

		OUNCES
COMMODITIES 0.8%

Gold Warehouse Receipts		536	1,562

Silver Warehouse Receipts		712,500	53,065

Total Commodities (Cost $21,157)			54,627

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 80.0%

COMMERCIAL PAPER 11.7%

AES Corp.
4.150% due 04/02/2026		$2,000	2,000
4.150% due 04/13/2026		1,200	1,198
4.150% due 04/17/2026		4,800	4,791
4.400% due 05/01/2026 (b)		8,300	8,269
4.400% due 05/05/2026 (b)		13,400	13,344

Air Lease Corp.
4.350% due 04/14/2026		6,950	6,939
4.400% due 04/14/2026		8,700	8,686
4.400% due 04/16/2026		8,900	8,883

Alimentation Couche-Tard, Inc.
3.930% due 04/01/2026		3,500	3,500
4.050% due 04/10/2026		7,100	7,092
4.100% due 04/16/2026		6,200	6,189

AMETEK, Inc.
3.900% due 04/09/2026		7,600	7,592
3.930% due 04/06/2026		1,600	1,599

Becton Dickinson & Co.
3.880% due 04/01/2026		6,600	6,599
3.880% due 04/17/2026		400	399

CBRE Services, Inc.
3.970% due 06/12/2026		15,100	14,975
4.100% due 04/08/2026		25,300	25,278

Constellation Energy Generation LLC
3.870% due 04/01/2026		11,400	11,399
3.870% due 04/02/2026		13,700	13,697
3.900% due 04/06/2026		7,000	6,995
4.030% due 04/24/2026		7,000	6,979

Crown Castle, Inc.
4.120% due 04/07/2026		1,200	1,199
4.120% due 04/09/2026		2,000	1,998
4.180% due 04/16/2026		19,600	19,563
4.200% due 04/14/2026		24,100	24,061
4.200% due 04/16/2026		18,700	18,665
4.300% due 04/21/2026		10,300	10,275

Edison International
4.380% due 04/27/2026		17,200	17,146

Electricite de France SA
3.900% due 04/01/2026		5,900	5,899

Elevance Health, Inc.
4.050% due 04/01/2026		6,000	5,999
4.050% due 04/13/2026		8,600	8,587

ERAC USA Finance LLC
3.980% due 04/10/2026		4,600	4,595
4.000% due 04/09/2026		7,600	7,592

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 04/17/2026	$5,100	$5,090
4.150% due 04/24/2026	5,100	5,086
4.170% due 04/20/2026	6,500	6,485
4.180% due 04/24/2026	3,100	3,091

Fidelity National Information Services, Inc.
4.170% due 04/24/2026	300	299

Glencore Funding LLC
4.130% due 04/30/2026	6,700	6,678
4.150% due 05/04/2026	22,600	22,514

Global Payments, Inc.
4.200% due 04/01/2026	4,700	4,699
4.200% due 04/02/2026	7,200	7,198
4.200% due 04/06/2026	7,400	7,395
4.220% due 04/02/2026	2,200	2,199
4.220% due 04/06/2026	6,100	6,096
4.220% due 04/07/2026	13,000	12,991
4.230% due 04/02/2026	1,000	1,000
4.230% due 04/07/2026	7,400	7,395
4.250% due 04/06/2026	8,000	7,994

Harley-Davidson Financial Services, Inc.
4.170% due 04/07/2026	2,800	2,798
4.170% due 04/08/2026	2,300	2,298

HCA, Inc.
4.150% due 04/16/2026	13,900	13,874
4.150% due 04/17/2026	7,400	7,385
4.150% due 04/22/2026	2,400	2,394
4.200% due 05/11/2026	30,800	30,647
4.200% due 05/13/2026	1,200	1,194
4.200% due 05/18/2026	1,200	1,193
4.250% due 05/13/2026	16,700	16,613
4.350% due 05/01/2026	3,300	3,288
4.380% due 04/23/2026	4,000	3,989

Jabil, Inc.
4.050% due 04/16/2026	1,400	1,397
4.120% due 04/08/2026	14,700	14,685
4.150% due 05/13/2026	14,400	14,321
4.200% due 04/02/2026	17,000	16,996

Jones Lang LaSalle Finance BV
4.030% due 04/09/2026	12,300	12,288

JTI Financial Services North America LLC
3.880% due 05/04/2026	7,500	7,473

Keurig Dr. Pepper, Inc.
3.880% due 04/07/2026	1,700	1,699
3.910% due 04/07/2026	1,200	1,199
3.910% due 04/23/2026	1,200	1,197
3.910% due 04/27/2026	1,400	1,395
3.920% due 04/27/2026	9,500	9,469
3.970% due 04/15/2026	1,400	1,398
4.100% due 04/09/2026	9,000	8,991
4.100% due 04/28/2026	900	897
4.250% due 04/17/2026 (b)	4,400	4,391
4.300% due 04/08/2026	6,500	6,494

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 04/13/2026	$4,700	$4,693
4.300% due 04/24/2026	1,700	1,695
4.300% due 05/01/2026	11,900	11,856
4.320% due 04/28/2026	700	698
4.350% due 04/20/2026	2,900	2,893
4.350% due 04/30/2026	1,400	1,395
4.350% due 05/08/2026	17,000	16,923
4.380% due 05/07/2026	10,050	10,005

Leidos, Inc.
4.180% due 04/23/2026	5,800	5,785
4.180% due 04/28/2026	12,400	12,360

NextEra Energy Capital Holdings, Inc.
3.910% due 04/21/2026	1,800	1,796
4.020% due 04/20/2026	4,900	4,889

ONEOK, Inc.
4.150% due 04/10/2026	3,300	3,296

Phillips 66
4.000% due 04/01/2026	5,000	4,999
4.000% due 04/02/2026	17,000	16,996
4.050% due 04/01/2026	300	300
4.050% due 04/02/2026	300	300
4.050% due 04/08/2026	27,800	27,776
4.150% due 04/20/2026	4,600	4,590
4.300% due 04/24/2026	7,900	7,879
4.330% due 04/27/2026	7,200	7,178
4.360% due 05/01/2026	4,200	4,185
4.370% due 05/01/2026	7,300	7,275
4.400% due 05/29/2026	7,100	7,053

Rogers Communications, Inc.
4.150% due 04/16/2026	7,700	7,686
4.200% due 04/09/2026	1,500	1,498

S&P Global, Inc.
4.100% due 04/01/2026	4,200	4,199

Targa Resources Corp.
3.950% due 05/01/2026	2,100	2,093
3.950% due 05/04/2026	2,700	2,690

		773,136

	SHARES
MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class,
3.720% (f)	14,339,242	14,339

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 66.4%
		4,384,381

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.0%

Pagaya AI Debt Grantor Trust
4.248% due 09/15/2026	$900	$900

U.S. TREASURY BILLS 1.7%
3.694% due 04/07/2026 - 07/21/2026 (c)(d)(i)(k)	115,709	114,919

Total Short-Term Instruments (Cost $5,299,943)		5,287,674

Total Investments in Securities (Cost $7,058,269)		7,085,687

	SHARES
INVESTMENTS IN AFFILIATES 10.6%

SHORT-TERM INSTRUMENTS 10.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.6%

PIMCO Short Asset Portfolio	9,579,803	94,026

PIMCO Short-Term Floating NAV Portfolio III	61,951,696	603,347

Total Short-Term Instruments (Cost $697,863)		697,373

Total Investments in Affiliates (Cost $697,863)		697,373

Total Investments 117.9% (Cost $7,756,132)		$7,783,060

Financial Derivative Instruments (h)(j) 2.2% (Cost or Premiums, net $(10,800))		144,192

Other Assets and Liabilities, net (20.1)%		(1,326,138)

Net Assets 100.0%		$6,601,114

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Coupon represents a 7-Day Yield.

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.580%	03/31/2026	04/01/2026		$54,900	U.S. Treasury Notes 3.500% due 09/30/2027	$(56,044)	$54,900	$54,905
	3.680	04/01/2026	04/02/2026		720,100	U.S. Treasury Notes 4.250% due 02/28/2029	(734,804)	720,100	720,100
	3.690	03/16/2026	04/01/2026		200,000	U.S. Treasury Notes 3.875% due 04/30/2030	(203,823)	200,000	200,328
	3.690	03/31/2026	04/01/2026		902,100	U.S. Treasury Notes 0.875% - 1.125% due 11/15/2030 - 02/15/2031	(920,916)	902,100	902,192
	3.690	03/10/2026	04/06/2026		100,000	U.S. Treasury Notes 3.500% due 09/30/2027	(100,157)	100,000	100,226
	3.690	03/17/2026	04/06/2026		200,000	U.S. Treasury Notes 0.875% due 11/15/2030	(203,218)	200,000	200,307
	3.690	03/13/2026	04/08/2026		350,000	U.S. Treasury Notes 4.125% due 11/30/2029	(357,325)	350,000	350,682
	3.690	03/23/2026	04/13/2026		100,000	U.S. Treasury Notes 1.375% due 10/31/2028	(102,441)	100,000	100,092
	3.690	03/23/2026	04/20/2026		300,000	U.S. Treasury Notes 4.000% due 02/28/2030	(307,196)	300,000	300,277
	3.710	03/31/2026	04/01/2026		611,700	U.S. Treasury Notes 3.500% - 4.250% due 02/28/2029 - 09/30/2029	(624,837)	611,700	611,763
BUS	2.240	03/19/2026	04/02/2026	CAD	430,000	Province of Alberta 3.100% due 06/01/2050	(73,734)	309,108	309,357
						Province of British Columbia 3.200% due 06/18/2044	(36,718)
						Province of Ontario 3.450% - 3.800% due 06/02/2033 - 06/02/2045	(133,292)
						Province of Ontario Canada 2.600% due 06/02/2027	(73,881)
CTR	3.690	04/01/2026	04/02/2026		$100	U.S. Treasury Notes 4.375% due 11/30/2028	(102)	100	100
GSC	3.720	03/31/2026	04/01/2026		125,500	Ginnie Mae 6.500% due 01/20/2056	(135,753)	125,500	125,513
SAL	3.690	03/31/2026	04/01/2026		5,800	U.S. Treasury Floating Rate Note 3.858% due 10/31/2026	(5,956)	5,800	5,801
TOR	2.230	03/11/2026	04/08/2026	CAD	290,000	Province of Alberta 3.100% due 06/01/2050	(14,637)	208,468	208,738
						Province of British Columbia 4.000% - 4.250% due 06/18/2034 - 12/18/2053	(127,491)
						Province of Manitoba 3.200% - 3.800% due 06/02/2033 - 03/05/2050	(25,626)
						Province of New Brunswick Canada 3.800% due 08/14/2045	(7,273)
						Province of Nova Scotia 2.705% - 4.750% due 05/09/2029 - 06/01/2074	(32,889)
						Province of Saskatchewan 2.800% due 12/02/2052	(7,415)
	2.230	03/17/2026	04/08/2026		10,000	Province of Alberta 3.100% due 06/01/2050	(7,362)	7,188	7,196
	2.230	03/12/2026	04/09/2026		160,000	Province of Alberta 3.050% - 3.900% due 12/01/2033 - 12/01/2048	(99,715)	115,017	115,159
						Province of New Brunswick Canada 3.100% due 08/14/2028	(18,347)
WAN	3.710	03/31/2026	04/01/2026		$74,400	U.S. Treasury Notes 3.500% due 10/31/2027	(75,962)	74,400	74,408

Total Repurchase Agreements							$(4,486,914)	$4,384,381	$4,387,144

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.0)%
Uniform Mortgage-Backed Security, TBA	3.500%	06/01/2056	$14,500	$(13,218)	$(13,264)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	116,900	(117,826)	(117,288)

Total Short Sales (2.0)%				$(131,044)	$(130,552)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOO	$0	$0	$0	$0	$(4,703)	$(4,703)
BOS	3,540,872	0	0	3,540,872	(3,610,761)	(69,889)
BUS	309,357	0	0	309,357	(319,376)	(10,019)
CTR	100	0	0	100	(102)	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
GSC	$125,513	$0	$0	$125,513	$(135,753)	$(10,240)
SAL	5,801	0	0	5,801	(5,956)	(155)
TOR	331,093	0	0	331,093	(341,905)	(10,812)
WAN	74,408	0	0	74,408	(75,962)	(1,554)

Total Borrowings and Other Financing Transactions	$4,387,144	$0	$0

(1)	Includes accrued interest.
((2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(887) at a weighted average interest rate of 4.203%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Oil June 2026 Futures	$56.000	05/14/2026	123	123	$243	$40

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	739	$739	$222	$55
Put - ICE Crude Oil June 2026 Futures	60.000	04/27/2026	202	202	404	20

					$626	$75

Total Purchased Options					$869	$115

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Silver December 2026 Futures	$65.000	11/24/2026	111	$555	$(5,231)	$(10,485)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	111	555	(5,198)	(4,038)
Call - CME Silver December 2026 Futures	85.000	11/24/2026	1	5	(92)	(56)
Put - CME Silver December 2026 Futures	85.000	11/24/2026	1	5	(88)	(96)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	56	280	(930)	(2,262)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	45	225	(470)	(1,264)
Put - CME Silver May 2026 Futures	80.000	04/27/2026	10	50	(200)	(416)
Call - CME Silver May 2026 Futures	4,900.000	04/27/2026	120	12	(617)	(980)
Call - NYMEX Crude Oil June 2026 Futures	72.000	05/14/2026	123	123	(241)	(2,823)
Call - NYMEX Crude Oil May 2026 Futures	71.000	04/16/2026	57	57	(88)	(1,749)
Call - NYMEX Crude Oil May 2026 Futures	72.000	04/16/2026	267	267	(430)	(7,941)
Call - NYMEX Crude Oil May 2026 Futures	75.000	04/16/2026	57	57	(67)	(1,534)

					$(13,652)	$(33,644)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE Crude Oil July 2026 Futures	$100.000	05/26/2026	110	$110	$(263)	$(1,239)
Call - ICE Crude Oil June 2026 Futures	79.000	04/27/2026	202	202	(403)	(5,305)
Call - ICE Crude Oil June 2026 Futures	98.000	04/27/2026	100	100	(274)	(1,357)

					$(940)	$(7,901)

Total Written Options					$(14,592)	$(41,545)

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude December Futures	10/2026	92	$7,325	$(279)	$0	$(404)
Brent Crude December Futures	10/2027	1,612	118,418	4,362	0	(4,900)
Brent Crude December Futures	10/2028	141	10,096	(513)	0	(351)
Brent Crude February Futures	12/2026	122	9,448	1,053	0	(494)
Brent Crude January Futures	11/2026	420	32,941	5,303	0	(1,781)
Brent Crude June Futures	04/2026	222	23,081	(187)	0	(759)
Brent Crude November Futures	09/2026	778	63,026	12,163	0	(3,633)
Brent Crude October Futures	08/2026	284	23,558	5,224	0	(1,369)
Brent Crude September Futures	07/2026	46	3,952	(72)	0	(72)
Brent Dubai Swap June Futures	06/2026	98	60	(60)	2	(3)
Brent Dubai Swap August Futures	08/2026	74	67	(22)	0	(3)
Brent Dubai Swap July Futures	07/2026	74	60	(22)	0	(4)
Brent Dubai Swap September Futures	09/2026	74	67	(22)	0	(1)
California Carbon Allowance Vintage December Futures	12/2026	5,014	144,754	(14,289)	0	(1,304)
Carbon Emissions December Futures	12/2026	57	4,777	(679)	49	(1)
Cocoa July Futures	07/2026	212	7,138	94	219	0
Copper July Futures	07/2026	20	2,833	(45)	36	0
Gas Oil September Futures	09/2026	43	3,996	1,166	0	(69)
Gold 100 oz. June Futures	06/2026	40	18,714	224	484	0
Hard Red Winter Wheat May Futures	05/2026	1,606	51,031	6,015	713	(7)
Hard Red Winter Wheat September Futures	09/2026	216	7,147	436	76	(2)
Henry Hub Natural Gas April Futures	03/2031	71	546	15	0	(1)
Henry Hub Natural Gas August Futures	07/2031	74	633	21	0	(1)
Henry Hub Natural Gas December Futures	11/2031	74	801	54	0	(1)
Henry Hub Natural Gas February Futures	01/2031	66	690	16	0	(1)
Henry Hub Natural Gas January Futures	12/2030	74	848	38	0	(2)
Henry Hub Natural Gas July Futures	06/2031	74	622	20	0	(1)
Henry Hub Natural Gas June Futures	05/2031	71	569	19	0	(1)
Henry Hub Natural Gas March Futures	02/2031	74	656	17	0	(2)
Henry Hub Natural Gas May Futures	04/2031	74	565	19	0	(1)
Henry Hub Natural Gas November Futures	10/2031	71	670	29	0	(1)
Henry Hub Natural Gas October Futures	09/2031	74	650	26	0	(1)
Henry Hub Natural Gas September Futures	08/2031	71	606	23	0	(1)
Iron Ore July Futures	07/2026	1,046	10,855	(39)	0	(84)
Iron Ore May Futures	05/2026	1,380	14,556	918	0	(104)
Live Cattle June Futures	06/2026	258	25,106	773	307	0
LME Aluminum July Futures	07/2026	10	863	22	0	(10)
LME Aluminum May Futures	05/2026	45	3,942	347	0	0
LME Lead Futures May Futures	05/2026	223	10,506	(108)	0	0
LME Nickel July Futures	07/2026	77	7,920	(69)	11	(80)
LME Nickel May Futures	05/2026	68	6,947	(426)	0	0
LME Zinc July Futures	07/2026	90	7,279	20	54	(34)
LME Zinc May Futures	05/2026	65	5,267	(82)	0	0
Long Guilt June Futures	06/2026	1	116	(7)	1	0
Mont Belvieu Ethane (OPIS) April Futures	04/2026	11	108	6	0	(1)
Natural Gas April Futures	03/2027	131	4,191	(296)	0	(93)
Natural Gas August Futures	07/2026	9	391	148	3	(34)
Natural Gas December Futures	11/2026	7	306	128	2	(28)
Natural Gas February Futures	01/2027	79	3,474	(37)	0	(125)
Natural Gas July Futures	06/2026	9	392	148	3	(33)
Natural Gas May Futures	04/2026	74	2,134	(22)	0	(22)
Natural Gas May Futures	04/2026	1	53	0	5	(3)
Natural Gas November Futures	10/2026	7	295	118	2	(27)
Natural Gas October Futures	09/2026	7	304	123	2	(28)
Natural Gas September Futures	08/2026	9	378	143	3	(34)
Natural Gas September Futures	08/2026	24	786	(74)	0	(19)
New York Harbor September Futures	08/2026	50	6,649	1,490	0	(234)
Palladium June Futures	06/2026	8	1,190	(276)	44	0
Platinum July Futures	07/2026	15	1,478	(144)	48	0
RBOB Gasoline September Futures	08/2026	72	8,007	1,306	0	(259)
RTDF Coal August Futures	08/2026	13	1,698	329	0	(50)
RTDF Coal July Futures	07/2026	13	1,674	305	0	(43)
RTDF Coal September Futures	09/2026	13	1,717	348	0	(45)
Silver December Futures	12/2026	77	29,573	(7,884)	1,714	0
SNG KEROS vs. SNG GA April Futures	04/2026	6	5	(8)	33	0
SNG KEROS vs. SNG GA December Futures	12/2026	27	124	117	14	0
SNG KEROS vs. SNG GA June Futures	06/2026	31	124	(15)	39	0
SNG KEROS vs. SNG GA May Futures	05/2026	31	109	93	307	0
SNG KEROS vs. SNG GA November Futures	11/2026	27	122	115	14	0
SNG KEROS vs. SNG GA October Futures	10/2026	27	122	115	14	0
Soybean July Futures	07/2026	244	14,469	130	122	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Soybean Meal July Futures	07/2026	1,509	$47,428	$(220)	$183	$(1)
Soybean Meal May Futures	05/2026	151	4,778	275	23	0
Soybean November Futures	11/2026	276	15,974	306	186	0
Soybean Oil July December Futures	12/2026	53	2,077	184	11	0
U.S. Treasury 5-Year Note June Futures	06/2026	345	37,322	(548)	49	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	96	10,898	(195)	28	0
Wheat September Futures	09/2026	86	2,744	84	26	0
WTI Crude December Futures	11/2026	2,845	206,177	17,246	0	(12,434)
WTI Crude December Futures	11/2029	141	9,126	(371)	0	(289)
WTI Crude February Futures	01/2027	356	25,258	2,289	0	(1,392)
WTI Crude January Futures	12/2026	228	16,327	2,214	0	(942)
WTI Crude May Futures	04/2026	347	35,179	7,897	0	(521)
WTI Crude November Futures	10/2026	647	47,626	8,031	0	(2,963)
WTI Crude September Futures	08/2026	43	3,353	(86)	0	(86)

				$55,008	$4,827	$(35,189)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Arabica Coffee July Futures	07/2026	80	$(8,724)	$7	$0	$(97)
Arabica Coffee September Futures	09/2026	34	(3,546)	(8)	0	(32)
Brent Crude April Futures	02/2027	296	(22,514)	(3,200)	1,089	0
Brent Crude August Futures	06/2026	526	(47,429)	(5,726)	2,420	0
Brent Crude December Futures	10/2029	141	(9,928)	485	293	0
Brent Crude July Futures	05/2026	240	(23,081)	(6,003)	989	0
Brent Crude June Futures	04/2027	761	(57,143)	(8,275)	2,619	0
Brent Crude March Futures	01/2027	510	(39,107)	(4,462)	1,969	0
Brent Crude March Futures	03/2027	210	(15,861)	(2,229)	748	0
Brent Dubai Swap May Futures	05/2026	124	(114)	438	36	0
Cocoa September Futures	09/2026	53	(1,811)	29	0	(73)
Corn December Futures	12/2026	2,265	(54,841)	194	0	(28)
Corn July Futures	07/2026	295	(6,907)	(59)	0	(59)
Corn September Futures	09/2026	486	(11,427)	(553)	0	0
Cotton No. 2 December Futures	12/2026	50	(1,859)	(123)	7	0
Hard Red Winter Wheat December Futures	12/2026	162	(5,492)	(2)	10	(22)
Hard Red Winter Wheat July Futures	07/2026	366	(11,872)	(841)	25	(109)
JET CIFNWEVSLSGO April Futures	04/2026	15	(5,880)	549	330	0
JET CIFNWEVSLSGO June Futures	06/2026	3	(816)	(121)	9	0
JET CIFNWEVSLSGO May Futures	05/2026	14	(4,998)	(1,122)	42	0
Lean Hogs June Futures	06/2026	482	(20,254)	631	159	0
LME Aluminum July Futures	07/2026	34	(2,933)	(32)	0	0
LME Aluminum May Futures	05/2026	45	(3,942)	(248)	0	0
LME Lead Futures July Futures	07/2026	268	(12,801)	142	154	(11)
LME Lead Futures May Futures	05/2026	223	(10,506)	895	0	0
LME Nickel May Futures	05/2026	68	(6,947)	59	0	0
LME Zinc May Futures	05/2026	65	(5,267)	(31)	0	0
Natural Gas January Futures	12/2026	79	(3,901)	27	133	0
Natural Gas July Futures	06/2026	311	(10,055)	454	182	0
Natural Gas June Futures	05/2026	9	(452)	20	28	0
Natural Gas June Futures	05/2026	80	(3,377)	42	164	(9)
Natural Gas March Futures	02/2027	131	(4,581)	61	117	0
Silver May Futures	05/2026	158	(59,186)	5,351	0	(3,438)
SNG KEROS vs. SNG GA August Futures	08/2026	46	(212)	338	23	0
SNG KEROS vs. SNG GA December Futures	12/2026	19	(87)	(113)	0	0
SNG KEROS vs. SNG GA July Futures	07/2026	46	(219)	332	23	0
SNG KEROS vs. SNG GA May Futures	05/2026	92	(322)	1,180	0	0
SNG KEROS vs. SNG GA November Futures	11/2026	19	(86)	(107)	0	0
SNG KEROS vs. SNG GA October Futures	10/2026	19	(86)	(107)	0	0
SNG KEROS vs. SNG GA September Futures	09/2026	46	(207)	343	21	0
Soybean Meal December Futures	12/2026	3	(93)	1	0	(1)
Soybean Oil July Futures	07/2026	125	(5,166)	(193)	0	(28)
Sugar No. 11 October Futures	09/2026	582	(10,462)	(1,265)	72	0
U.S. Treasury 10-Year Note June Futures	06/2026	1,332	(147,914)	1,254	0	(312)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	262	(30,539)	1,024	0	(57)
Wheat July Futures	07/2026	380	(11,904)	(282)	8	(108)
Wheat May Futures	05/2026	1,404	(43,261)	(5,043)	0	(649)
WTI Crude April Futures	03/2027	290	(20,349)	(2,587)	1,021	0
WTI Crude August Futures	07/2026	293	(23,918)	(5,594)	1,345	0
WTI Crude December Futures	11/2026	11	(797)	(47)	48	0
WTI Crude December Futures	11/2027	981	(67,100)	706	2,933	0

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
WTI Crude December Futures	11/2028	141	$(9,371)	$426	$347	$0
WTI Crude July Futures	06/2026	324	(28,036)	(7,918)	1,289	0
WTI Crude June Futures	05/2026	115	(10,713)	(1,581)	329	0
WTI Crude June Futures	05/2027	798	(55,613)	(5,669)	2,625	0
WTI Crude March Futures	02/2027	445	(31,368)	(2,852)	1,646	0
WTI Crude May Futures	04/2027	114	(7,972)	(975)	385	0
WTI Crude October Futures	09/2026	178	(13,398)	(1,543)	847	0
WTI Crude September Futures	08/2026	22	(1,716)	(232)	106	0

				$(54,155)	$24,591	$(5,033)

Total Futures Contracts				$853	$29,418	$(40,222)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.317%	$4,200	$55	$(33)	$22	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$2	$0	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	$	15,700	1,199	(1,006)	193	0	(1)
Pay	CPURNSA	2.243	Maturity	11/21/2026		39,000	2,165	(7,506)	(5,341)	53	0

							$3,366	$(8,512)	$(5,146)	$53	$(1)

Total Swap Agreements							$3,421	$(8,545)	$(5,124)	$53	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$115	$30,625	$53	$30,793	$(41,545)	$(41,680)	$(1)	$(83,226)

(i)

Securities with an aggregate market value of $48,432 and cash of $60,001 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)	Future styled option variation margin asset of $1,321 and liability of $(4) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $1,207 and liability of $(1,460) for closed futures is outstanding at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	56,616		$41,332	$631	$0

BOA	04/2026	BRL	15,317		2,936	0	(21)
	04/2026	JPY	673		4	0	0
	04/2026		$2,921	BRL	15,317	36	0
	04/2026		3,026	CAD	4,137	0	(52)
	06/2026		240	BRL	1,270	3	0
	10/2026	BRL	15,700		$2,873	0	(33)

BPS	04/2026		139,900		26,206	0	(803)
	04/2026	CAD	460,787		340,047	8,699	0
	04/2026		$26,601	BRL	139,900	407	0
	06/2026		4,833		25,683	60	0
	07/2026	BRL	43,300		$8,046	0	(145)
	07/2026		$13,854	BRL	74,427	224	0
	10/2026	BRL	104,600		$19,081	0	(278)

BRC	04/2026	CAD	61		44	0	0
	05/2026		$44	CAD	61	0	0

BSH	04/2026	BRL	215,700		$40,510	0	(1,132)
	04/2026		$41,534	BRL	215,700	108	0
	04/2026		37,504	GBP	28,173	0	(214)
	04/2026		834	JPY	133,126	5	0
	05/2026	GBP	28,173		$37,502	214	0
	05/2026	JPY	132,725		834	0	(5)
	10/2026	BRL	230,000		42,455	0	(113)

CBK	04/2026		$2,352	CAD	3,211	0	(44)
	04/2026		994	GBP	748	0	(4)

CIB	04/2026	CAD	2,461		$1,800	31	0

FAR	04/2026	GBP	44,052		59,348	1,041	0
	04/2026		$20,529	GBP	15,260	0	(330)
	04/2026		1,039	JPY	165,755	6	0
	05/2026	JPY	165,254		$1,039	0	(6)
	05/2026		$21,274	GBP	15,879	0	(258)

GLM	04/2026	BRL	274,957		$51,011	0	(2,071)
	04/2026		$51,933	BRL	274,957	1,149	0
	05/2026		24	GBP	18	0	0
	06/2026	BRL	132,399		$24,587	0	(638)
	06/2026		$717	BRL	3,813	10	0
	06/2026		161	MXN	2,867	0	(2)
	07/2026	BRL	148,800		$27,620	0	(527)
	07/2026		$649	BRL	3,489	11	0

IND	04/2026	CAD	430,369		$314,201	4,813	0
	04/2026	EUR	121,141		143,041	3,020	0

JPM	04/2026	BRL	395,400		67,079	0	(9,255)
	04/2026		$75,596	BRL	395,400	738	0
	04/2026		1,850	EUR	1,593	0	(9)
	07/2026	BRL	43,100		$7,967	0	(186)
	10/2026		29,700		5,408	0	(89)

MBC	04/2026	CAD	908		665	13	0
	04/2026	EUR	818		951	6	0
	04/2026	GBP	24		32	0	0
	04/2026	JPY	288,842		1,856	36	0
	04/2026		$17,668	EUR	15,315	49	(15)
	04/2026		462	JPY	73,869	3	0
	05/2026	JPY	73,647		$462	0	(3)
	05/2026		$148	GBP	112	0	0

MYI	04/2026	JPY	7,451		$48	1	0

SCX	04/2026		$35,970	CAD	49,801	0	(169)
	05/2026	CAD	49,732		$35,970	168	0

SOG	04/2026	EUR	1,467		1,736	40	0
	04/2026		$122,922	EUR	106,518	197	0
	05/2026	EUR	106,518		$123,114	0	(192)

SSB	04/2026	JPY	77,256		496	9	0

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received		Unrealized Appreciation/ (Depreciation)
					Asset	Liability
	04/2026	$1,906	CAD	2,602	$0	$(36)
	05/2026	1,320	GBP	999	2	0

Total Forward Foreign Currency Contracts					$21,730	$(16,630)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(262)

Total Written Options						$(496)	$(262)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	CBOT Soybean Meal December Futures	$310.350	Maturity	11/20/2026	29,100	$0	$33	$33	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$	39	$(2)	$2	$0	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	BACVWSAV Index «	352,732	-0.550%	Monthly	09/30/2026	$57,000	$0	$0	$0	$0

BPS	Receive	BCOMF1NTC Index	271,752	0.120	Monthly	03/15/2027	34,187	0	(474)	0	(474)
	Receive	CSIXTR Index	68,784	3.810% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/15/2027	651,822	0	22,520	22,520	0

CIB	Receive	CSIXTR Index	21,394	3.810% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	202,840	0	6,908	6,908	0
	Receive	PIMCODB Index(8)	404,359	0.000	Monthly	06/15/2026	106,069	0	2,857	2,857	0

GST	Receive	BCOMF1NTC Index(9)	198,480	3.820% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	68,468	0	(5,594)	0	(5,594)
	Receive	BCOMF1TC Index	44,060	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	23,417	0	188	188	0
	Receive	CMDSKEWLS Index(10)	111,625	0.250	Monthly	04/15/2026	76,898	0	577	577	0
	Receive	CSIXTR Index	76,405	3.790% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	724,416	0	24,670	24,670	0
	Pay	SPGCINP Index	60,852	-0.070	Monthly	01/15/2027	16,194	0	206	206	0

JPM	Receive	BCOMF1TC Index(11)	2,442,024	3.770% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	678,823	0	5,440	5,440	0
	Receive	CSIXTR Index	58,477	3.800% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	554,435	0	18,891	18,891	0
	Receive	JMABNIC5 Index(12)	704,592	0	Monthly	07/15/2026	171,269	0	967	967	0
	Receive	JMABNIC5 Index	5,678	0	Monthly	07/15/2026	1,378	0	8	8	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Pay	BCOMTR Index	2,100,289	3.540% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2027	$705,323	$0	$(15,490)	$0	$(15,490)
	Receive	JMABFNJ2 Index	90,192	0.000%	Monthly	01/29/2027	9,665	0	0	0	0

MAC	Receive	PIMCODBU Index	4,500	0.220%	Monthly	06/15/2026	986	0	27	27	0
	Receive	CSIXTR Index	8,686	3.800% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	82,356	0	2,805	2,805	0
	Receive	PIMCODB Index(13)	1,238,131	0.000%	Monthly	08/17/2026	305,123	0	5,537	5,537	0

MEI	Receive	CSIXTR Index	153,764	3.770% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	1,457,870	0	49,667	49,667	0

RBC	Receive	CSIXTR Index	58,058	3.780% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	550,463	0	18,752	18,752	0

SOG	Receive	CSIXTR Index	76,991	3.800% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2027	729,971	0	24,836	24,836	0

UAG	Receive	CSIXTR Index	90,441	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2027	857,488	0	29,219	29,219	0

								$0	$192,517	$214,075	$(21,558)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	GOLDLNPM Index(6)	4.368%	Maturity	10/18/2027	$20,810	$0	$(630)	$0	$(630)
JPM	Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	162,405	0	3,122	3,122	0
	Pay	GOLDLNPM Index(6)	3.285	Maturity	09/16/2026	29,000	0	(1,979)	0	(1,979)
	Pay	GOLDLNPM Index(6)	3.349	Maturity	09/25/2026	14,580	0	(894)	0	(894)
MYC	Pay	GOLDLNPM Index(6)	4.431	Maturity	10/18/2027	12,870	0	(382)	0	(382)

							$0	$(763)	$3,122	$(3,885)

Total Swap Agreements							$(2)	$191,789	$217,230	$(25,443)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$631	$0	$0	$631	$0	$0	$0	$0	$631	$(320)	$311
BOA	39	0	0	39	(106)	0	0	(106)	(67)	403	336
BPS	9,390	0	22,553	31,943	(1,226)	0	(1,104)	(2,330)	29,613	(38,673)	(9,060)
BSH	327	0	0	327	(1,464)	0	0	(1,464)	(1,137)	779	(358)
CBK	0	0	0	0	(48)	0	0	(48)	(48)	0	(48)
CIB	31	0	9,765	9,796	0	0	0	0	9,796	(11,890)	(2,094)
FAR	1,047	0	0	1,047	(594)	0	0	(594)	453	(648)	(195)
GLM	1,170	0	0	1,170	(3,238)	(262)	0	(3,500)	(2,330)	1,034	(1,296)
GST	0	0	25,641	25,641	0	0	(5,594)	(5,594)	20,047	(28,130)	(8,083)
IND	7,833	0	0	7,833	0	0	0	0	7,833	(9,150)	(1,317)
JPM	738	0	28,428	29,166	(9,539)	0	(18,363)	(27,902)	1,264	(12,019)	(10,755)
MAC	0	0	8,369	8,369	0	0	0	0	8,369	(10,150)	(1,781)
MBC	107	0	0	107	(18)	0	0	(18)	89	0	89
MEI	0	0	49,667	49,667	0	0	0	0	49,667	(64,620)	(14,953)
MYC	0	0	0	0	0	0	(382)	(382)	(382)	281	(101)
MYI	1	0	0	1	0	0	0	0	1	0	1
RBC	0	0	18,752	18,752	0	0	0	0	18,752	(23,800)	(5,048)
SCX	168	0	0	168	(169)	0	0	(169)	(1)	0	(1)
SOG	237	0	24,836	25,073	(192)	0	0	(192)	24,881	(32,370)	(7,489)

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
SSB	$11	$0	$0	$11	$(36)	$0	$0	$(36)	$(25)	$0	$(25)
UAG	0	0	29,219	29,219	0	0	0	0	29,219	(38,010)	(8,791)

Total Over the Counter	$21,730	$0	$217,230	$238,960	$(16,630)	$(262)	$(25,443)	$(42,335)

(k)

Securities with an aggregate market value of $11,438 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

(8)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	10.2%	$10,840
Aluminum September 2026 Futures	3.3	3,490
Arabica Coffee May 2026 Futures	2.7	2,896
Arabica Coffee September 2026 Futures	2.7	2,811
Brent Crude July 2026 Futures	2.1	2,185
Brent Crude September 2026 Futures	3.5	3,765
Copper May 2026 Futures	4.8	5,123
Copper September 2026 Futures	0.2	202
Corn May 2026 Futures	1.9	1,994
Corn September 2026 Futures	0.2	212
Cotton No. 02 December 2026 Futures	0.2	170
Gas Oil May 2026 Futures	2.0	2,090
Gas Oil September 2026 Futures	1.4	1,485
Gold 100 oz. August 2026 Futures	0.6	647
Gold 100 oz. June 2026 Futures	1.9	1,994
Hard Red Winter Wheat September 2026 Futures	2.4	2,577
Lead May 2026 Futures	0.5	583
Lean Hogs August 2026 Futures	4.0	4,211
Live Cattle August 2026 Futures	2.9	3,076
Live Cattle June 2026 Futures	3.8	3,978
New York Harbor ULSD May 2026 Futures	1.9	2,058
New York Harbor ULSD September 2026 Futures	4.0	4,243
Nickel May 2026 Futures	1.4	1,443
Nickel September 2026 Futures	2.5	2,641
NYMEX — Natural Gas September 2026 Futures	0.9	955
RBOB Gasoline May 2026 Futures	2.2	2,365
RBOB Gasoline September 2026 Futures	5.6	5,929
Silver May 2026 Futures	3.8	3,978
Silver September 2026 Futures	0.2	180
Soybean Meal December 2026 Futures	3.1	3,320
Soybean Meal May 2026 Futures	1.9	2,026
Soybean Oil December 2026 Futures	0.7	764
Soybean Oil May 2026 Futures	2.4	2,556
Soybeans May 2026 Futures	3.0	3,193
Soybeans November 2026 Futures	6.2	6,608
Sugar No. 11 October 2026 Futures	0.4	403
Wheat September 2026 Futures	2.1	2,280
WTI Crude May 2026 Futures	1.9	1,983

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	77

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
WTI Crude September 2026 Futures	3.5%	$3,670
Zinc May 2026 Futures	3.7	3,956
Zinc September 2026 Futures	1.4	1,506

Total Long Futures Contracts		$110,386

Cash	(4.1)%	$(4,317)

Total Notional Amount		$106,069

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Aluminum July 2026 Futures	23.9%	$16,397	Aluminum May 2026 Futures	(24.4)%	$(16,692)
Arabica Coffee July 2026 Futures	12.2	8,336	Arabica Coffee May 2026 Futures	(12.5)	(8,572)
Cocoa July 2026 Futures	5.3	3,599	Brent Crude July 2026 Futures	(0.2)	(122)
Copper July 2026 Futures	33.2	22,700	Cocoa May 2026 Futures	(5.2)	(3,540)
Corn July 2026 Futures	31.2	21,386	Copper May 2026 Futures	(32.9)	(22,550)
Cotton No. 02 July 2026 Futures	9.6	6,546	Corn May 2026 Futures	(30.6)	(20,957)
Gas Oil July 2026 Futures	26.4	18,054	Cotton No. 02 May 2026 Futures	(9.3)	(6,371)
Hard Red Winter Wheat July 2026 Futures	11.8	8,068	Gas Oil May 2026 Futures	(32.4)	(22,165)
Lead July 2026 Futures	4.8	3,262	Gold 100 oz. June 2026 Futures	(0.2)	(138)
New York Harbor ULSD July 2026 Futures	19.9	13,631	Hard Red Winter Wheat May 2026 Futures	(11.6)	(7,921)
Nickel July 2026 Futures	11.5	7,897	Lead May 2026 Futures	(4.7)	(3,224)
NYMEX — Natural Gas July 2026 Futures	43.1	29,486	Lean Hogs June 2026 Futures	(0.0)	(21)
RBOB Gasoline July 2026 Futures	19.6	13,448	Live Cattle June 2026 Futures	(0.1)	(36)
Silver July 2026 Futures	20.7	14,157	New York Harbor ULSD May 2026 Futures	(23.8)	(16,278)
Soybean Meal July 2026 Futures	16.3	11,145	Nickel May 2026 Futures	(11.5)	(7,864)
Soybean Oil July 2026 Futures	21.3	14,562	NYMEX — Natural Gas May 2026 Futures	(38.5)	(26,367)
Soybeans July 2026 Futures	32.1	21,972	RBOB Gasoline May 2026 Futures	(21.7)	(14,859)
Sugar No. 11 July 2026 Futures	16.7	11,401	Silver May 2026 Futures	(20.6)	(14,089)
Wheat July 2026 Futures	17.7	12,152	Soybean Meal May 2026 Futures	(16.4)	(11,244)
WTI Crude July 2026 Futures	55.4	37,940	Soybean Oil May 2026 Futures	(21.3)	(14,599)
Zinc July 2026 Futures	12.4	8,495	Soybeans May 2026 Futures	(31.8)	(21,745)
			Sugar No. 11 May 2026 Futures	(16.5)	(11,317)
			Wheat May 2026 Futures	(17.5)	(11,984)
			WTI Crude May 2026 Futures	(65.1)	(44,556)
			Zinc May 2026 Futures	(12.5)	(8,536)

Total Long Futures Contracts		$304,634	Total Short Futures Contracts		$(315,747)

U.S. Treasury Bills	103.0%	70,527

Cash	13.2	9,054

		$384,215

Total Notional Amount					$68,468

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(10)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	8.8%	$6,754	Cotton No. 02 May 2026 Futures	(15.4)%	$(11,855)
Arabica Coffee May 2026 Futures	10.5	8,061	New York Harbor ULSD May 2026 Futures	(3.8)	(2,932)
Copper May 2026 Futures	19.6	15,013	Nickel May 2026 Futures	(10.9)	(8,369)
Gold 100 oz. June 2026 Futures	3.9	3,022	NYMEX — Natural Gas May 2026 Futures	(29.5)	(22,678)
Lead May 2026 Futures	1.7	1,308	Soybeans May 2026 Futures	(7.6)	(5,807)
Live Cattle June 2026 Futures	15.4	11,872	Wheat May 2026 Futures	(15.6)	(11,960)
RBOB Gasoline May 2026 Futures	3.9	2,964
Silver May 2026 Futures	16.0	12,333
Zinc May 2026 Futures	4.5	3,449

Total Long Futures Contracts		$64,776	Total Short Futures Contracts		$(63,601)

Cash	98.5%	$75,723

		$140,499

Total Notional Amount					$76,898

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(11)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum July 2026 Futures	3.8%	$25,609
Arabica Coffee July 2026 Futures	1.9	13,013
Brent Crude July 2026 Futures	11.3	77,293
Cocoa July 2026 Futures	0.8	5,623
Copper July 2026 Futures	5.2	35,452
Corn July 2026 Futures	4.9	33,400
Cotton No. 02 July 2026 Futures	1.5	10,226
Gas Oil July 2026 Futures	4.2	28,197
Gold 100 oz. June 2026 Futures	13.2	90,022
Hard Red Winter Wheat July 2026 Futures	1.9	12,602
Lead July 2026 Futures	0.8	5,093
Lean Hogs June 2026 Futures	1.9	12,701
Live Cattle June 2026 Futures	3.4	23,069
New York Harbor ULSD July 2026 Futures	3.1	21,288
Nickel July 2026 Futures	1.8	12,333
NYMEX — Natural Gas July 2026 Futures	6.8	46,049
RBOB Gasoline July 2026 Futures	3.1	20,997
Silver July 2026 Futures	3.3	22,107
Soybean Meal July 2026 Futures	2.6	17,402
Soybean Oil July 2026 Futures	3.3	22,738
Soybeans July 2026 Futures	5.1	34,313
Sugar No. 11 July 2026 Futures	2.6	17,808
Wheat July 2026 Futures	2.8	18,975
WTI Crude July 2026 Futures	8.7	59,245
Zinc July 2026 Futures	2.0	13,268

Total Long Futures Contracts		$678,823

Total Notional Amount		$678,823

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(12)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude September 2026 Futures	24.2%	$41,458
Cotton No. 02 May 2026 Futures	1.6	2,754
Gas Oil August 2026 Futures	5.5	9,477
Gold 100 oz. June 2026 Futures	14.6	24,978
Live Cattle June 2026 Futures	5.8	9,998
LME — Copper May 2026 Futures	6.6	11,337
New York Harbor ULSD August 2026 Futures	5.1	8,778
Nickel May 2026 Futures	3.0	5,064
RBOB Gasoline August 2026 Futures	4.8	8,166
Silver May 2026 Futures	3.6	6,088
Soybean Meal May 2026 Futures	9.8	16,801
Soybeans May 2026 Futures	12.5	21,399
Sugar No. 11 May 2026 Futures	2.9	4,891

Total Long Futures Contracts		$171,189

Cash	0.0%	$80

Total Notional Amount		$171,269

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(13)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum June 2026 Futures	10.4%	$31,901
Aluminum September 2026 Futures	3.3	10,196
Arabica Coffee July 2026 Futures	2.8	8,464
Arabica Coffee September 2026 Futures	2.7	8,180
Brent Crude August 2026 Futures	2.0	5,993
Brent Crude November 2026 Futures	3.4	10,259
Copper July 2026 Futures	4.9	15,063
Copper September 2026 Futures	0.2	598
Corn July 2026 Futures	1.9	5,747
Corn September 2026 Futures	0.2	618
Cotton No. 02 December 2026 Futures	0.2	476
Gas Oil August 2026 Futures	2.0	5,956
Gas Oil November 2026 Futures	1.4	4,193

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Gold 100 oz. December 2026 Futures	0.6%	$1,925
Gold 100 oz. June 2026 Futures	1.9	5,891
Hard Red Winter Wheat September 2026 Futures	2.5	7,510
Lead June 2026 Futures	0.6	1,692
Lean Hogs October 2026 Futures	3.9	12,041
Live Cattle June 2026 Futures	3.8	11,623
Live Cattle October 2026 Futures	2.9	8,954
New York Harbor ULSD August 2026 Futures	1.9	5,736
New York Harbor ULSD November 2026 Futures	3.9	11,806
Nickel June 2026 Futures	1.4	4,139
Nickel September 2026 Futures	2.5	7,537
NYMEX — Natural Gas September 2026 Futures	0.9	2,682
RBOB Gasoline August 2026 Futures	2.2	6,629
RBOB Gasoline November 2026 Futures	5.3	16,406
Silver July 2026 Futures	4.0	12,184
Silver September 2026 Futures	0.2	557
Soybean Meal December 2026 Futures	3.2	9,666
Soybean Meal July 2026 Futures	1.9	5,876
Soybean Oil December 2026 Futures	0.7	2,204
Soybean Oil July 2026 Futures	2.4	7,412
Soybeans July 2026 Futures	3.0	9,297
Soybeans November 2026 Futures	6.2	19,280
Sugar No. 11 October 2026 Futures	0.4	1,147
Wheat September 2026 Futures	2.2	6,640
WTI Crude August 2026 Futures	1.8	5,406
WTI Crude November 2026 Futures	3.3	9,968
Zinc June 2026 Futures	3.8	11,560
Zinc September 2026 Futures	1.4	4,424

Total Long Futures Contracts		$317,836

Cash	(4.2)%	$(12,713)

Total Notional Amount		$305,123

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$115	$0	$0	$0	$0	$115
Futures	30,547	0	0	0	78	30,625
Swap Agreements	0	0	0	0	53	53

	$30,662	$0	$0	$0	$131	$30,793

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,730	$0	$21,730
Swap Agreements	217,230	0	0	0	0	217,230

	$217,230	$0	$0	$21,730	$0	$238,960

	$247,892	$0	$0	$21,730	$131	$269,753

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$41,545	$0	$0	$0	$0	$41,545
Futures	41,311	0	0	0	369	41,680
Swap Agreements	0	0	0	0	1	1

	$82,856	$0	$0	$0	$370	$83,226

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,630	$0	$16,630
Written Options	0	0	0	0	262	262
Swap Agreements	25,443	0	0	0	0	25,443

	$25,443	$0	$0	$16,630	$262	$42,335

	$108,299	$0	$0	$16,630	$632	$125,561

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(59)	$0	$0	$0	$0	$(59)
Written Options	13,547	0	0	0	0	13,547
Futures	(519,447)	0	0	0	984	(518,463)
Swap Agreements	0	(18)	0	0	424	406

	$(505,959)	$(18)	$0	$0	$1,408	$(504,569)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(33,368)	$0	$(33,368)
Swap Agreements	1,362,843	1	0	0	0	1,362,844

	$1,362,843	$1	$0	$(33,368)	$0	$1,329,476

	$856,884	$(17)	$0	$(33,368)	$1,408	$824,907

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(604)	$0	$0	$0	$0	$(604)
Written Options	(24,273)	0	0	0	0	(24,273)
Futures	34,621	0	0	0	986	35,607
Swap Agreements	0	(17)	0	0	(514)	(531)

	$9,744	$(17)	$0	$0	$472	$10,199

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,962	$0	$4,962
Written Options	0	0	0	0	62	62
Swap Agreements	111,214	0	0	0	(167)	111,047

	$111,214	$0	$0	$4,962	$(105)	$116,071

	$120,958	$(17)	$0	$4,962	$367	$126,270

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$285,445	$0	$285,445
Industrials	0	43,382	0	43,382
Utilities	0	31,899	0	31,899
U.S. Government Agencies	0	499,432	0	499,432
U.S. Treasury Obligations	0	106,187	0	106,187
Non-Agency Mortgage-Backed Securities	0	57,071	0	57,071
Asset-Backed Securities
Automobile ABS Other	0	3,298	0	3,298
Automobile Sequential	0	222,616	0	222,616
CMBS Other	0	7,708	0	7,708
Credit Card Bullet	0	23,142	0	23,142
Credit Card Other	0	11,333	0	11,333
Home Equity Other	0	20,276	0	20,276
Whole Loan Collateral	0	2,341	0	2,341
Other ABS	0	291,583	2,427	294,010
Sovereign Issues	0	134,839	0	134,839
Common Stocks
Financials	0	406	0	406
Commodities	0	54,627	0	54,627
Short-Term Instruments
Commercial Paper	0	773,136	0	773,136
Mutual Funds	14,339	0	0	14,339
Repurchase Agreements	0	4,384,381	0	4,384,381
Short-Term Notes	0	900	0	900
U.S. Treasury Bills	0	114,919	0	114,919

	$14,339	$7,068,921	$2,427	$7,085,687

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$697,373	$0	$0	$697,373

Total Investments	$711,712	$7,068,921	$2,427	$7,783,060

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(130,552)	0	(130,552)

	$0	$(130,552)	$0	$(130,552)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	29,456	130	0	29,586
Over the counter	0	238,960	0	238,960

	$29,456	$239,090	$0	$268,546

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(81,396)	(370)	0	(81,766)
Over the counter	0	(42,335)	0	(42,335)

	$(81,396)	$(42,705)	$0	$(124,101)

Total Financial Derivative Instruments	$(51,940)	$196,385	$0	$144,445

Totals	$659,772	$7,265,306	$2,427	$7,927,505

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	81

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.3%

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$234	$226

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,200	673

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	2,200	2,523

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5	1
1.500% due 10/01/2053		4,275	513
2.000% due 10/01/2053		10,229	1,312
2.500% due 10/01/2047		9	1

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		17,036	2,039
2.000% due 10/01/2053		5,089	654
2.500% due 10/01/2047		2	0

Nykredit Realkredit AS
1.500% due 10/01/2053		1,493	154
2.000% due 10/01/2053		19	2
2.500% due 10/01/2047		8	1

Realkredit Danmark AS
2.000% due 10/01/2053		4,278	504
2.500% due 04/01/2047		8	1

UBS Group AG
0.650% due 01/14/2028 •	EUR	400	454

			9,058

INDUSTRIALS 0.5%

Beignet Investor LLC
6.581% due 05/30/2049		$17,400	17,903

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	2,300	2,640
6.375% due 06/15/2051		3,100	3,559

			24,102

Total Corporate Bonds & Notes (Cost $34,027)			33,160

U.S. GOVERNMENT AGENCIES 15.7%

Federal Home Loan Mortgage Corp.
6.487% due 01/01/2034 •		$23	23
6.494% due 06/01/2033 •		14	14

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.776% due 06/25/2054 ~		3,190	3,109

Federal Home Loan Mortgage Corp. REMICS
4.512% due 10/25/2055 •		2,944	2,954
4.562% due 12/25/2055 •		5,855	5,876
4.602% due 11/25/2054 •		3,611	3,634
4.672% due 03/25/2055 •		15,200	15,123
4.762% due 07/25/2055 •		9,213	9,266
4.812% due 11/25/2054 •		2,048	2,057
4.862% due 12/25/2054 •		119	120

Federal National Mortgage Association
4.500% due 09/01/2052 - 11/01/2052		820	795

Federal National Mortgage Association REMICS
3.912% due 03/25/2036 •		26	26
4.221% due 02/25/2037 •		176	175
4.662% due 10/25/2054 - 11/25/2055 •		21,601	21,750
4.672% due 03/25/2055 •		9,788	9,760
4.673% due 07/25/2055 •		7,629	7,606
4.692% due 06/25/2055 •		2,308	2,331
4.712% due 09/25/2055 •		5,883	5,912
4.762% due 10/25/2055 •		9,656	9,716
4.772% due 04/25/2056 •		11,000	10,994

Government National Mortgage Association
3.500% due 05/20/2052 - 10/20/2052		57,506	53,202

Government National Mortgage Association REMICS
4.473% due 09/20/2055 •		2,894	2,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.673% due 10/20/2055 •	$2,856	$2,867
4.713% due 01/20/2055 •	2,717	2,731
4.823% due 06/20/2055 •	4,371	4,404
4.927% due 08/20/2068 •	4,206	4,239

Government National Mortgage Association, TBA
3.500% due 03/01/2056	14,000	12,848

Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 06/01/2056	82,700	77,934
4.500% due 05/01/2056 - 06/01/2056	260,000	250,580
5.500% due 05/01/2056	21,700	21,772
6.000% due 06/01/2056 - 07/01/2056	128,300	130,577
6.500% due 05/01/2056 - 06/01/2056	38,300	39,593

Total U.S. Government Agencies (Cost $713,967)		714,888

U.S. TREASURY OBLIGATIONS 73.1%

U.S. Treasury Bonds
4.750% due 02/15/2056 (h)(l)	1,600	1,561
4.875% due 08/15/2045 (l)	212	211

U.S. Treasury Inflation Protected Securities (d)
0.250% due 02/15/2050 (l)	632	359
0.625% due 02/15/2043 (l)	594	438
0.750% due 02/15/2042 (l)	7,628	5,883
0.750% due 02/15/2045 (l)	1,381	993
0.875% due 02/15/2047 (l)	674	478
1.000% due 02/15/2046 (l)	4,804	3,567
1.375% due 02/15/2044 (l)	4,884	4,040
1.375% due 02/15/2044 (j)	3,042	2,516
1.750% due 01/15/2028 (j)	61,984	62,890
2.125% due 02/15/2040 (l)	5,567	5,454
2.500% due 01/15/2029 (j)	56,061	58,170
3.875% due 04/15/2029 (j)(l)	16,125	17,400
0.125% due 10/15/2026	164,119	165,540
0.125% due 04/15/2027 (j)(l)	6,220	6,185
0.125% due 01/15/2030 (j)	129,057	123,560
0.125% due 07/15/2030	246,393	234,613
0.125% due 01/15/2031	80,330	75,548
0.125% due 07/15/2031	94,984	88,775
0.125% due 01/15/2032	93,744	86,302
0.250% due 07/15/2029	155,894	151,665
0.375% due 01/15/2027	274,109	274,666
0.375% due 07/15/2027	110,346	110,344
0.500% due 01/15/2028	119,326	118,433
0.750% due 07/15/2028	173,194	172,736
0.875% due 01/15/2029 (j)	242,529	240,811
1.125% due 10/15/2030	77,114	76,447
1.125% due 01/15/2033	19,434	18,724
1.250% due 04/15/2028	113,410	113,885
1.375% due 07/15/2033	34,908	34,136
1.625% due 10/15/2027	118,897	120,781
1.625% due 10/15/2029 (h)	269,343	273,688
1.625% due 04/15/2030	108,191	109,309
1.875% due 07/15/2034 (h)	46,536	46,782
1.875% due 07/15/2035 (h)	65,023	64,725
2.125% due 04/15/2029 (h)	300,817	308,918
2.125% due 01/15/2035 (l)	18,240	18,554
2.375% due 10/15/2028	131,129	135,794

U.S. Treasury Notes
4.250% due 08/15/2035 (l)	258	257

Total U.S. Treasury Obligations (Cost $3,319,001)		3,335,138

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%

Adjustable Rate Mortgage Trust
4.760% due 10/25/2035 ~	35	33
4.898% due 09/25/2035 ~	127	109

Alliance Bancorp Trust
4.273% due 07/25/2037 •	1,258	1,132

American Home Mortgage Assets Trust
3.983% due 05/25/2046 •	67	60
4.779% due 11/25/2046 •	4,581	1,075

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Trust
4.343% due 01/20/2047 ~	$2,526	$2,198
4.370% due 05/20/2035 •	48	46
4.547% due 05/20/2036 ~	72	64
4.751% due 01/20/2047 ~	51	44
5.243% due 05/25/2035 ~	6	6

Banc of America Mortgage Trust
5.092% due 11/25/2035 ~	92	85
5.582% due 07/25/2035 ~	80	77

BCAP LLC Trust
4.133% due 01/25/2037 •	438	414
4.421% due 04/26/2036 ~	437	399

Bear Stearns ALT-A Trust
4.113% due 02/25/2034 •	139	132
4.718% due 09/25/2035 ~	126	66
6.201% due 09/25/2034 ~	59	59

Bear Stearns ALT-A Trust II
4.164% due 09/25/2047 ~	2,479	1,159

Bear Stearns ARM Trust
4.203% due 07/25/2036 ~	216	187
4.335% due 02/25/2036 ~	77	71
5.930% due 10/25/2035 ~	120	121
6.236% due 05/25/2033 ~	5	5
7.250% due 07/25/2034 ~	18	18

Chase Mortgage Finance Trust
4.202% due 12/25/2035 ~	10	10
4.452% due 09/25/2036 ~	243	208
4.531% due 03/25/2037 ~	343	321

CHL Mortgage Pass-Through Trust
4.433% due 03/25/2035 •	20	19
4.592% due 09/25/2047 ~	182	166
5.500% due 11/25/2035	50	24
5.500% due 04/25/2038	58	60
6.000% due 04/25/2036	260	124

CIM Trust
1.951% due 06/25/2057 ~	1,687	1,570
4.776% due 02/25/2049 •	49	47

Citigroup Mortgage Loan Trust, Inc.
4.152% due 12/25/2035 ~	168	103
5.840% due 09/25/2035 •	4	4
6.050% due 03/25/2036 •	11	12
6.490% due 05/25/2035 •	8	8

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	114	104

Countrywide Alternative Loan Trust
3.970% due 02/20/2047 •	1,954	1,599
3.985% due 12/20/2046 •	149	134
4.153% due 05/25/2047 •	647	604
4.213% due 07/25/2046 •	57	53
4.645% due 11/25/2035 ~	111	105
4.859% due 12/25/2035 •	136	119
5.000% due 07/25/2035	578	301
5.500% due 07/25/2035	82	57
5.750% due 03/25/2037 •	172	85
6.000% due 03/25/2037	177	56
6.500% due 08/25/2032	13	13

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~	1,207	679

CSMC Trust
4.945% due 10/26/2036 ~	224	203

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	157	134

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.893% due 10/25/2036 •	40	33

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	1,565	542

GSR Mortgage Loan Trust
4.454% due 11/25/2035 ~	319	272
4.741% due 11/25/2035 ~	57	56
4.966% due 11/25/2035 ~	146	63

HarborView Mortgage Loan Trust
4.171% due 09/19/2037 •	37	33
4.231% due 05/19/2035 •	225	219
4.291% due 01/19/2036 •	885	566
5.498% due 08/19/2036 ~	17	16

82	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac IMSC Mortgage Loan Trust
4.153% due 07/25/2047 •		$973	$657

IndyMac INDX Mortgage Loan Trust
3.844% due 09/25/2035 ~		122	100
4.173% due 09/25/2046 •		1,786	1,675
4.193% due 11/25/2046 •		194	189
4.353% due 07/25/2035 •		148	107
4.512% due 06/25/2035 ~		46	45
4.757% due 10/25/2034 ~		163	157

JP Morgan Alternative Loan Trust
4.253% due 12/25/2036 •		1,764	1,657

JP Morgan Chase Commercial Mortgage Securities Trust
5.170% due 12/15/2031 •		276	275

JP Morgan Mortgage Trust
3.942% due 07/27/2037 ~		115	107
4.730% due 11/25/2035 ~		74	58
4.735% due 08/25/2036 ~		54	41
5.571% due 07/25/2035 ~		28	27
5.630% due 06/25/2036 ~		296	199

Luminent Mortgage Trust
4.193% due 10/25/2046 •		266	247

MASTR Adjustable Rate Mortgages Trust
4.273% due 05/25/2037 •		223	89

Merrill Lynch Alternative Note Asset Trust
4.385% due 06/25/2037 ~		199	86
4.393% due 03/25/2037 •		589	136

Merrill Lynch Mortgage Investors Trust
4.265% due 05/25/2034 ~		71	64
4.796% due 06/25/2035 ~		66	65
4.838% due 09/25/2035 ~		57	45
5.875% due 05/25/2036 ~		3	3

Merrill Lynch Mortgage-Backed Securities Trust
3.848% due 04/25/2037 ~		496	432

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		329	319
4.500% due 05/25/2058 ~		47	45

PMT Loan Trust
5.021% due 02/25/2057 •		2,700	2,707

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	56,500	38,982

RALI Trust
4.039% due 08/25/2035 ~		$388	133
4.093% due 08/25/2035 •		377	257
4.173% due 12/25/2036 •		540	495
5.787% due 02/25/2036 ~		196	170

Residential Asset Securitization Trust
4.193% due 05/25/2035 •		679	390
6.500% due 09/25/2036		627	178
6.500% due 06/25/2037		11,799	2,177

RFMSI Trust
5.398% due 09/25/2035 ~		769	476
6.000% due 06/25/2037		390	311
6.500% due 03/25/2032		75	76

Sequoia Mortgage Trust
3.928% due 01/20/2047 ~		171	117
4.491% due 10/19/2026 •		4	4
5.172% due 04/25/2056 •		8,500	8,521

Structured Adjustable Rate Mortgage Loan Trust
4.113% due 10/25/2035 •		282	273
4.600% due 02/25/2036 ~		181	95

Structured Asset Mortgage Investments II Trust
4.173% due 06/25/2036 •		44	43
4.213% due 04/25/2036 •		4	4
4.233% due 05/25/2046 •		2,430	771
4.291% due 07/19/2035 •		201	194

Towd Point Mortgage Trust
4.793% due 05/25/2058 •		1,943	1,979

Wachovia Mortgage Loan Trust LLC
3.713% due 08/20/2035 ~		29	27

WaMu Mortgage Pass-Through Certificates Trust
3.829% due 12/25/2046 •		375	338
3.996% due 02/25/2037 ~		69	60
4.266% due 08/25/2036 ~		41	37
4.445% due 09/25/2036 ~		481	426

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.599% due 01/25/2047 •	$779	$730
4.839% due 06/25/2046 •	63	60
4.859% due 08/25/2046 •	150	142
5.059% due 11/25/2042 •	33	32
5.359% due 11/25/2046 •	432	361
5.686% due 09/25/2033 ~	15	14

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	94	81

Wells Fargo Mortgage-Backed Securities Trust
5.715% due 04/25/2036 ~	122	122
6.771% due 10/25/2036 ~	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $92,850)		83,892

ASSET-BACKED SECURITIES 7.0%

CMBS OTHER 0.6%

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •	6,526	6,539

FS Rialto Issuer LLC
0.000% due 01/19/2044 •	9,100	9,102

GS REFT Issuer Ltd.
5.170% due 04/19/2043 •	4,200	4,210

LoanCore Issuer Ltd.
5.222% due 01/17/2037 •	1,282	1,280

PFP Ltd.
5.180% due 08/18/2043 •	1,500	1,502

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	3,210	3,219

		25,852

HOME EQUITY OTHER 1.9%

ABFC Trust
4.073% due 10/25/2036 •	2,642	2,494

ACE Securities Corp. Home Equity Loan Trust
3.913% due 10/25/2036 •	17	6

Argent Securities Trust
4.093% due 07/25/2036 •	3,540	3,243
4.113% due 05/25/2036 •	2,273	537

Bear Stearns Asset-Backed Securities I Trust
4.743% due 10/25/2037 •	1,146	1,117

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	2,648	2,686

Citigroup Mortgage Loan Trust, Inc.
3.953% due 01/25/2037 •	35	26
3.973% due 03/25/2037 •	7,922	6,959
4.143% due 03/25/2037 •	4,944	4,342
4.253% due 12/25/2036 •	872	610

Countrywide Asset-Backed Certificates
4.293% due 03/25/2037 •	1,625	1,618

Countrywide Asset-Backed Certificates Trust
4.073% due 07/25/2037 •	2,166	2,012
4.193% due 09/25/2037 •	1,148	1,077
5.518% due 11/25/2034 •	7,502	6,856

Fremont Home Loan Trust
4.063% due 10/25/2036 •	382	355

GSAA Home Equity Trust
4.393% due 03/25/2037 •	469	186

GSAMP Trust
4.313% due 02/25/2046 •	1,216	1,151
4.533% due 03/25/2047 •	2,271	1,681
4.768% due 03/25/2035 •	941	913

Home Equity Asset Trust
4.468% due 02/25/2036 •	1,298	1,283

Home Equity Mortgage Loan Asset-Backed Trust
4.013% due 04/25/2037 •	1,359	1,076

HSI Asset Securitization Corp. Trust
4.093% due 07/25/2036 •	6,656	2,840
4.333% due 02/25/2036 •	355	352

JP Morgan Mortgage Acquisition Trust
4.073% due 06/25/2037 •	4,500	4,054

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.093% due 07/25/2036 •	$11,608	$5,467
4.213% due 10/25/2036 •	16	16

MASTR Asset-Backed Securities Trust
4.093% due 10/25/2036 •	1,407	450

MASTR Specialized Loan Trust
4.533% due 01/25/2037 •	16,843	6,516

Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 05/25/2037 •	298	274

Morgan Stanley Mortgage Loan Trust
6.410% due 11/25/2036 þ	1,442	301

New Century Home Equity Loan Trust
4.558% due 02/25/2035 •	1,000	987

NovaStar Mortgage Funding Trust
4.133% due 11/25/2036 •	7,510	2,271

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.818% due 12/25/2034 •	3,100	3,045

Popular ABS Mortgage Pass-Through Trust
4.103% due 06/25/2047 •	1,593	1,504
4.663% due 02/25/2036 •	3,301	3,187

Renaissance Home Equity Loan Trust
4.893% due 09/25/2037 •	12,939	5,097

Residential Asset Securities Corporation Trust
4.093% due 09/25/2036 •	8,703	8,170
4.273% due 08/25/2036 •	537	482

Securitized Asset-Backed Receivables LLC Trust
4.053% due 12/25/2036 •	1,334	1,271

Soundview Home Loan Trust
3.913% due 11/25/2036 •	406	107

Structured Asset Investment Loan Trust
4.513% due 04/25/2033 •	262	300

Wells Fargo Home Equity Asset-Backed Securities Trust
6.193% due 12/25/2034 •	549	550

		87,469

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •	551	145

MANUFACTURING HOUSE ABS OTHER 0.0%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	2,025	1,937

WHOLE LOAN COLLATERAL 0.7%

Citigroup Mortgage Loan Trust
4.498% due 03/25/2037 •	3,200	3,131

Citigroup Mortgage Loan Trust, Inc.
4.288% due 10/25/2036 •	7,024	6,956
4.493% due 11/25/2046 •	11,000	9,468

IndyMac INDB Mortgage Loan Trust
3.933% due 07/25/2036 •	3,670	1,147

Lehman XS Trust
4.113% due 05/25/2036 •	920	819
4.743% due 06/25/2036 þ	1,830	1,786

Securitized Asset-Backed Receivables LLC Trust
4.233% due 10/25/2036 •	17,303	5,665
4.293% due 05/25/2036 •	3,485	1,870

		30,842

OTHER ABS 3.8%

522 Funding CLO Ltd.
4.969% due 10/20/2031 •	46	46

AGL CLO 14 Ltd.
4.800% due 12/02/2034 •	2,800	2,803

AMMC CLO 27 Ltd.
4.748% due 01/20/2037 •	2,000	2,000

Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042 (a)	5,300	5,300

Apidos CLO XI
4.908% due 04/17/2034 •	3,500	3,505

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	83

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES European CLO X DAC
2.796% due 10/15/2031 •	EUR	321	$372

ARES European CLO XII DAC
2.876% due 04/20/2032 •		3,233	3,736

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		$2,100	2,101

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •		3,600	3,602

Bain Capital Euro CLO DAC
2.766% due 01/20/2032 •	EUR	438	507
3.277% due 01/22/2038 •		5,000	5,776

Barings Euro CLO DAC
3.426% due 08/15/2039 •		2,200	2,538

Cairn CLO XI DAC
3.187% due 01/15/2040 •		4,600	5,314

Capital Four U.S. CLO I Ltd.
4.805% due 01/18/2035 •		$1,800	1,797

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •	EUR	1,135	1,313
3.194% due 08/15/2038 •		7,000	8,088

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		4,500	5,194

CVC Cordatus Loan Fund XXX DAC
3.229% due 05/15/2037 •		3,000	3,466

Euro-Galaxy III CLO DAC
2.650% due 04/24/2034 •		5,091	5,891

Fair Oaks Loan Funding V DAC
3.251% due 10/15/2036 •		3,000	3,466

Flatiron CLO 19 Ltd.
4.833% due 11/16/2034 •		$1,811	1,812

Galaxy XXII CLO Ltd.
4.683% due 04/16/2034 •		1,500	1,499

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	4,525	5,230

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		$1,300	1,301

Harvest CLO XVI DAC
3.336% due 10/15/2038 •	EUR	4,400	5,082

Invesco Euro CLO XI DAC
3.287% due 10/22/2036 •		4,000	4,621

Jubilee CLO DAC
2.666% due 04/15/2031 •		336	389

KKR CLO 33 Ltd.
4.748% due 07/20/2034 •		$1,400	1,401

LCM 29 Ltd.
5.004% due 04/15/2031 •		413	414

Madison Park Euro Funding XIV DAC
2.816% due 07/15/2032 •	EUR	3,168	3,657

Madison Park Funding XLIX Ltd.
4.718% due 10/19/2034 •		$1,600	1,601

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		1,100	1,099

Man GLG Euro CLO V DAC
2.840% due 12/15/2031 •	EUR	114	132

Marble Point CLO XXIV Ltd.
4.753% due 04/20/2035 •		$5,200	5,201

Margay CLO II DAC
3.244% due 07/15/2037 •	EUR	3,000	3,460

Ocean Trails CLO XI
4.698% due 07/20/2034 •		$4,700	4,701

OCP Euro CLO DAC
3.256% due 10/20/2039 •	EUR	8,300	9,590

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •		$700	700

OZLM XXIV Ltd.
5.089% due 07/20/2032 •		765	766

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square European Loan Funding DAC
0.000% due 10/15/2035 «•(a)	EUR	2,600	$3,005
2.954% due 08/15/2033 •		715	827

Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •		$4,000	3,999

Post CLO Ltd.
4.762% due 04/20/2035 •		4,000	4,001

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •		1,300	1,302

Rad CLO 10 Ltd.
5.103% due 04/23/2034 •		4,000	4,005

Rockford Tower Europe CLO DAC
3.271% due 08/29/2036 •	EUR	2,200	2,542

St. Paul’s CLO II DAC
3.010% due 10/25/2035 •		700	808

TCI-Symphony CLO Ltd.
4.933% due 10/13/2032 •		$1,230	1,231

Thayer Park CLO Ltd.
4.668% due 04/20/2034 •		2,000	1,999

Tikehau CLO V DAC
3.216% due 10/15/2038 •	EUR	1,300	1,502

Toro European CLO 6 DAC
2.951% due 01/12/2032 •		3,118	3,607

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •		$3,800	3,799

Trinitas CLO VII Ltd.
4.728% due 01/25/2035 •		2,600	2,601

Unity-Peace Park CLO Ltd.
4.723% due 04/20/2035 •		6,500	6,502

Venture 33 CLO Ltd.
4.994% due 07/15/2031 •		390	390

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •		3,018	3,022

Voya CLO Ltd.
5.029% due 07/14/2031 •		135	135

Voya Euro CLO IV DAC
2.986% due 10/15/2034 •	EUR	2,800	3,230

Wellfleet CLO Ltd.
4.848% due 04/20/2034 •		$1,200	1,201

Whetstone Park CLO Ltd.
4.738% due 01/20/2035 •		1,200	1,199

Wind River CLO Ltd.
4.732% due 10/15/2034 •		3,876	3,879

			174,257

Total Asset-Backed Securities (Cost $337,553)			320,502

SOVEREIGN ISSUES 8.7%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (c)	BRL	217,400	40,646
0.000% due 10/01/2026 (c)		351,100	63,500

Canada Government Real Return Bonds
4.250% due 12/01/2026 (d)	CAD	21,042	15,619

French Republic Government Bonds OAT
0.100% due 07/25/2031 (d)	EUR	52,739	59,127
0.100% due 07/25/2038 (d)		360	345

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		11,017	12,610
1.800% due 05/15/2036 (d)		4,139	4,812

Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (d)	JPY	126,389	767
0.005% due 03/10/2035 (d)		1,124,739	6,772
0.100% due 03/10/2028 (d)		3,848,857	24,337
0.100% due 03/10/2029 (d)		11,146,991	70,027

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government Thirty Year Bonds
3.400% due 12/20/2055	JPY	3,660,000	$22,035

Mexico Government International Bonds
5.850% due 07/02/2032		$900	904
6.625% due 01/29/2038		900	919

U.K. Gilts
4.000% due 10/22/2031	GBP	58,300	75,256

Total Sovereign Issues (Cost $424,503)			397,676

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(e)		3,840,000	3,852

Total Preferred Securities (Cost $3,840)			3,852

SHORT-TERM INSTRUMENTS 34.1%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (f)		1,039,480	1,039

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 30.1%
			1,370,762

U.S. TREASURY BILLS 4.0%
3.667% due 04/02/2026 - 06/30/2026 (b)(c)(j)(l)		$180,664	179,588

Total Short-Term Instruments (Cost $1,563,248)			1,551,389

Total Investments in Securities (Cost $6,488,989)			6,440,497

		SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III		1,560,816	15,201

Total Short-Term Instruments (Cost $15,199)			15,201

Total Investments in Affiliates (Cost $15,199)			15,201

Total Investments 141.6% (Cost $6,504,188)			$6,455,698

Financial Derivative Instruments (i)(k) 1.1% (Cost or Premiums, net $(16,975))			51,534

Other Assets and Liabilities, net (42.7)%			1,946,882

Net Assets 100.0%			$4,560,350

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

84	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOM	2.230%	03/11/2026	04/08/2026	CAD	290,000	Province of Ontario Canada 4.600% due 12/02/2055	$(54,303)	$208,468	$208,739
						Province of Quebec 4.200% due 12/01/2057	(157,532)
	2.240	03/06/2026	04/06/2026		50,000	Province of Quebec 4.400% due 12/01/2055	(36,290)	35,943	36,001
	2.250	03/04/2026	04/01/2026		170,000	Canada Government Bonds 2.000% - 2.750% due 12/01/2051 - 12/01/2057	(121,608)	122,205	122,419
BOS	3.580	03/31/2026	04/01/2026	$	22,000	U.S. Treasury Note/Bond 3.500% due 09/30/2027	(22,458)	22,000	22,002
	3.690	03/31/2026	04/01/2026		759,300	U.S. Treasury Notes 1.125% - 4.250% due 06/30/2029 - 02/15/2031	(775,735)	759,300	759,378
BUS	2.240	03/19/2026	04/02/2026	CAD	180,000	Province of British Columbia 3.200% due 06/18/2044	(58,738)	129,394	129,498
						Province of Ontario 3.450% due 06/02/2045	(74,103)
TOR	2.230	03/12/2026	04/09/2026		130,000	Province of Alberta 3.900% due 12/01/2033	(14,733)	93,452	93,567
						Province of New Brunswick Canada 3.950% due 08/14/2032	(14,693)
						Province of Saskatchewan 3.050% due 12/02/2028	(66,442)

Total Repurchase Agreements							$(1,396,635)	$1,370,762	$1,371,604

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)			Payable for Reverse Repurchase Agreements
BPS	0.760%	03/05/2026	06/04/2026		JPY	(158,782,521)	$(1,001,051)
JPS	3.700	04/01/2026	04/07/2026	$		(1,178)	(1,178)
	3.760	03/10/2026	04/21/2026			(4,213)	(4,222)
STR	3.730	04/01/2026	04/02/2026			(171,130)	(171,130)
	3.760	03/31/2026	04/01/2026			(81,990)	(81,990)

Total Reverse Repurchase Agreements							$(1,259,571)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	85

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$367,159	$0	$0	$367,159	$(376,517)	$(9,358)
BOS	781,380	0	0	781,380	(798,194)	(16,814)
BPS	0	(1,001,051)	0	(1,001,051)	1,012,324	11,273
BUS	129,498	0	0	129,498	(133,837)	(4,339)
JPS	0	(5,400)	0	(5,400)	4,134	(1,266)
STR	0	(253,120)	0	(253,120)	83,514	(169,606)
TOR	93,567	0	0	93,567	(96,228)	(2,661)

Total Borrowings and Other Financing Transactions	$1,371,604	$(1,259,571)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(81,990)	$(4,222)	$(1,001,051)	$0	$(1,087,263)

Total Borrowings	$(81,990)	$(4,222)	$(1,001,051)	$0	$(1,087,263)

Payable for reverse repurchase agreements(4)					$(1,087,263)

(h)	Securities with an aggregate market value of $1,110,045 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(641,152) at a weighted average interest rate of 0.916%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(172,308) is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - NYMEX Crude Oil June 2026	$56.000	05/14/2026	96	$	96	$190	$30

						$190	$30

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - ICE Crude Oil June 2026 Futures	$60.000	04/27/2026	159	$	159	$318	$16

						$318	$16

Total Purchased Options						$508	$46

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Call - CME Silver December 2026 Futures	$65.000	11/24/2026	87	$	435	$(4,105)	$(8,218)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	87		435	(4,072)	(3,165)
Call - CME Silver December 2026 Futures	85.000	11/24/2026	1		5	(93)	(56)

86	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CME Silver December 2026 Futures	$85.000	11/24/2026	1	$	5	$(88)	$(96)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	44		220	(730)	(1,778)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	35		175	(366)	(983)
Put - CME Silver May 2026 Futures	80.000	04/27/2026	8		40	(160)	(333)
Call - CME Silver May 2026 Futures	4,900.000	04/27/2026	20		2	(103)	(163)
Call - NYMEX Crude Oil June 2026 Futures	72.000	05/14/2026	96		96	(188)	(2,203)
Call - NYMEX Crude Oil May 2026 Futures	71.000	04/16/2026	8		8	(12)	(245)
Call - NYMEX Crude Oil May 2026 Futures	72.000	04/16/2026	38		38	(61)	(1,130)
Call - NYMEX Crude Oil May 2026 Futures	75.000	04/16/2026	8		8	(9)	(215)

						$(9,987)	$(18,585)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE Crude Oil July 2026 Futures	$100.000	05/26/2026	10	$10	$(24)	$(113)
Call - ICE Crude Oil June 2026 Futures	79.000	04/27/2026	159	159	(318)	(4,175)
Call - ICE Crude Oil June 2026 Futures	98.000	04/27/2026	10	10	(27)	(136)

					$(369)	$(4,424)

Total Written Options					$(10,356)	$(23,009)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Variation Margin
						Asset	Liability
Arabica Coffee September Futures	09/2026	24	$2,503	$	(14)	$18	$0
Australia Government 10-Year Bond June Futures	06/2026	683	50,777		(317)	478	0
Brent Crude December Futures	10/2026	14	1,115		(56)	0	(56)
Brent Crude December Futures	10/2027	407	29,898		1,730	0	(1,237)
Brent Crude February Futures	12/2026	21	1,626		176	0	(85)
Brent Crude January Futures	11/2026	56	4,392		707	0	(237)
Brent Crude November Futures	09/2026	101	8,182		1,571	0	(472)
Brent Crude October Futures	08/2026	12	995		216	0	(58)
Brent Crude September Futures	07/2026	30	2,577		(56)	0	(67)
Brent Dubai Swap August Futures	08/2026	10	9		(3)	0	0
Brent Dubai Swap July Futures	07/2026	10	8		(3)	0	0
Brent Dubai Swap June Futures	06/2026	15	9		(10)	0	0
Brent Dubai Swap September Futures	09/2026	10	9		(3)	0	0
California Carbon Allowance Vintage December Futures	12/2026	4,121	118,973		(11,616)	0	(1,071)
Carbon Emissions December Futures	12/2026	13	1,090		21	12	0
Cocoa July Futures	07/2026	87	2,929		43	97	0
Copper July Futures	07/2026	46	6,515		(72)	106	0
Copper September Futures	09/2026	2	286		(13)	6	0
Euro-BTP Future June Futures	06/2026	1,255	168,675		(4,424)	2,031	0
Euro-Buxl 30-Year Bond June Futures	06/2026	179	22,812		(273)	422	0
Euro-Schatz June Futures	06/2026	2,831	346,036		(1,153)	458	(16)
Gas Oil June Futures	06/2026	23	2,535		937	0	(1)
Gas Oil September Futures	09/2026	38	3,531		1,041	0	(60)
Gold 100 oz. December Futures	12/2026	2	956		(31)	20	0
Gold 100 oz. June Futures	06/2026	104	48,657		859	1,259	0
Hard Red Winter Wheat May Futures	05/2026	337	10,708		739	137	(6)
Hard Red Winter Wheat September Futures	09/2026	190	6,287		378	65	(3)
Henry Hub Natural Gas April Futures	03/2031	11	85		(8)	0	0
Henry Hub Natural Gas August Futures	07/2031	11	94		1	0	0
Henry Hub Natural Gas December Futures	11/2031	11	119		26	0	0
Henry Hub Natural Gas February Futures	01/2031	10	105		20	0	0
Henry Hub Natural Gas January Futures	12/2030	11	126		33	0	0
Henry Hub Natural Gas July Futures	06/2031	11	93		0	0	0
Henry Hub Natural Gas June Futures	05/2031	11	88		(5)	0	0
Henry Hub Natural Gas March Futures	02/2031	11	98		5	0	0
Henry Hub Natural Gas May Futures	04/2031	11	84		(9)	0	0
Henry Hub Natural Gas November Futures	10/2031	11	104		11	0	0
Henry Hub Natural Gas October Futures	09/2031	11	97		4	0	0
Henry Hub Natural Gas September Futures	08/2031	11	94		1	0	0
Iron Ore July Futures	07/2026	496	5,147		(53)	0	(40)
Iron Ore May Futures	05/2026	985	10,390		573	0	(74)
Lean Hogs October Futures	10/2026	132	4,823		(26)	0	(46)
Live Cattle June Futures	06/2026	157	15,278		488	190	0
Live Cattle October Futures	10/2026	40	3,774		88	26	0
LME Aluminum July Futures	07/2026	161	13,888		345	357	(11)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	87

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Variation Margin
						Asset	Liability
LME Aluminum September Futures	09/2026	51	$4,298	$	349	$349	$0
LME Nickel July Futures	07/2026	43	4,423		(43)	4	(48)
LME Nickel September Futures	09/2026	31	3,211		(67)	8	(74)
LME Zinc July Futures	07/2026	110	8,896		21	76	(55)
LME Zinc September Futures	09/2026	23	1,858		(11)	0	(11)
Mont Belvieu Ethane (OPIS) April Futures	04/2026	1	10		1	0	0
Natural Gas April Futures	03/2027	17	544		(38)	0	(12)
Natural Gas August Futures	07/2026	1	43		(1)	0	(4)
Natural Gas December Futures	11/2026	1	44		11	0	(4)
Natural Gas February Futures	01/2027	10	440		(3)	0	(16)
Natural Gas July Futures	06/2026	1	44		(1)	0	(4)
Natural Gas June Futures	05/2026	6	301		(15)	11	(25)
Natural Gas May Futures	04/2026	136	3,922		(168)	0	(13)
Natural Gas November Futures	10/2026	1	42		11	0	(4)
Natural Gas October Futures	09/2026	1	43		11	0	(4)
Natural Gas September Futures	08/2026	1	42		0	0	(4)
Natural Gas September Futures	08/2026	39	1,277		(101)	0	(31)
New York Harbor June Futures	05/2026	16	2,514		1,136	0	(46)
New York Harbor September Futures	08/2026	63	8,378		2,458	0	(295)
Palladium June Futures	06/2026	4	595		(129)	22	0
Platinum July Futures	07/2026	172	16,944		477	556	0
RBOB Gasoline June Futures	05/2026	22	2,823		420	0	(65)
RBOB Gasoline September Futures	08/2026	99	11,010		2,302	0	(357)
RTDF Coal August Futures	08/2026	5	653		124	0	(19)
RTDF Coal July Futures	07/2026	5	644		115	0	(17)
RTDF Coal September Futures	09/2026	5	660		131	0	(17)
Silver December Futures	12/2026	53	20,355		(6,113)	1,180	0
Silver July Futures	07/2026	14	5,284		(234)	257	0
Silver September Futures	09/2026	1	380		(63)	22	0
SNG KEROS vs SNG GA April Futures	04/2026	1	1		(1)	6	0
Soybean July Futures	07/2026	281	16,663		(31)	151	0
SNG KEROS vs SNG GA December Futures	12/2026	4	18		17	2	0
Soybean Meal July Futures	07/2026	693	21,781		(103)	85	0
SNG KEROS vs SNG GA June Futures	06/2026	4	16		(2)	5	0
SNG KEROS vs SNG GA May Futures	04/2026	4	14		12	37	0
Soybean Meal May Futures	05/2026	71	2,246		105	11	0
SNG KEROS vs SNG GA November Futures	11/2026	4	18		17	2	0
Soybean November Futures	11/2026	280	16,205		364	189	0
SNG KEROS vs SNG GA October Futures	10/2026	4	18		17	2	0
Soybean Oil July December Futures	12/2026	47	1,841		165	10	0
Soybean Oil July Futures	07/2026	25	1,033		33	6	0
U.S. Treasury 5-Year Note June Futures	06/2026	4,582	495,679		(6,833)	644	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	1,398	158,695		(3,594)	415	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	1,402	163,421		(3,956)	307	0
Wheat September Futures	09/2026	103	3,287		137	30	(1)
WTI Crude December Futures	11/2026	422	30,582		1,722	0	(1,844)
WTI Crude December Futures	11/2029	16	1,036		(42)	0	(33)
WTI Crude February Futures	01/2027	44	3,122		283	0	(172)
WTI Crude January Futures	12/2026	26	1,862		253	0	(107)
WTI Crude May Futures	04/2026	49	4,968		241	0	(74)
WTI Crude November Futures	10/2026	81	5,962		1,005	0	(371)
WTI Crude September Futures	08/2026	46	3,587		(57)	0	(168)

					$(17,800)	$10,069	$(7,435)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Variation Margin
						Asset	Liability
Brent Crude April Futures	02/2027	38	$(2,890)	$	(411)	$140	$0
Brent Crude August Futures	06/2026	53	(4,779)		(815)	244	0
Brent Crude December Futures	10/2028	17	(1,217)		(45)	42	0
Brent Crude December Futures	10/2029	16	(1,127)		55	33	0
Brent Crude July Futures	05/2026	35	(3,366)		(449)	144	0
Brent Crude June Futures	04/2026	64	(6,654)		(567)	219	0
Brent Crude June Futures	04/2027	97	(7,284)		(1,073)	334	0
Brent Crude March Futures	01/2027	67	(5,138)		(586)	259	0
Brent Crude March Futures	03/2027	28	(2,115)		(297)	100	0
Brent Dubai Swap May Futures	05/2026	15	(14)		53	4	0
Cocoa September Futures	09/2026	34	(1,162)		6	0	(46)
Corn December Futures	12/2026	271	(6,562)		25	0	(3)
Corn July Futures	07/2026	674	(15,780)		7	0	(57)
Corn September Futures	09/2026	221	(5,196)		(257)	0	0
Cotton No. 2 December Futures	12/2026	30	(1,115)		(75)	4	0
Euro-Bobl June Futures	06/2026	544	(72,580)		714	0	(289)
Euro-Bund June Futures	06/2026	322	(46,668)		508	0	(339)

88	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Oat June Futures	06/2026	1,603	$(219,912)	$5,626	$6	$(1,652)
Hard Red Winter Wheat December Futures	12/2026	31	(1,051)	0	2	(4)
Hard Red Winter Wheat July Futures	07/2026	145	(4,703)	(190)	8	(46)
Japan Government 10-Year Bond June Futures	06/2026	73	(59,939)	479	14	(129)
JET CIFNWEVSLSGO April Futures	04/2026	1	(392)	28	22	0
JET CIFNWEVSLSGO May Futures	05/2026	2	(714)	(134)	6	0
Lean Hogs June Futures	06/2026	198	(8,320)	282	65	0
LME Lead Futures July Futures	07/2026	123	(5,875)	69	74	(5)
Natural Gas January Futures	12/2026	10	(494)	2	17	0
Natural Gas July Futures	06/2026	128	(4,138)	203	75	0
Natural Gas June Futures	05/2026	35	(1,477)	54	58	(2)
Natural Gas March Futures	02/2027	17	(594)	8	15	0
Silver May Futures	05/2026	152	(56,938)	2,802	0	(3,035)
SNG KEROS vs. SNG GA August Futures	08/2026	6	(28)	38	3	0
SNG KEROS vs. SNG GA December Futures	12/2026	2	(9)	(17)	0	0
SNG KEROS vs. SNG GA July Futures	07/2026	6	(29)	37	3	0
SNG KEROS vs. SNG GA May Futures	05/2026	11	(39)	140	0	0
SNG KEROS vs. SNG GA November Futures	11/2026	2	(9)	(17)	0	0
SNG KEROS vs. SNG GA October Futures	10/2026	2	(9)	(17)	0	0
SNG KEROS vs. SNG GA September Futures	09/2026	6	(27)	39	3	0
Soybean Meal December Futures	12/2026	10	(312)	3	0	(2)
Sugar No. 11 October Futures	09/2026	268	(4,818)	(593)	33	0
U.S. Treasury 2-Year Note June Futures	06/2026	3,213	(666,522)	3,332	0	(251)
U.S. Treasury 10-Year Note June Futures	06/2026	1,984	(220,317)	4,237	0	(465)
U.S. Treasury Long-Term Bond June Futures	06/2026	2,506	(285,371)	9,000	0	(940)
Wheat July Futures	07/2026	151	(4,730)	(152)	3	(46)
Wheat May Futures	05/2026	184	(5,670)	(664)	0	(85)
WTI Crude April Futures	03/2027	38	(2,666)	(338)	134	0
WTI Crude August Futures	07/2026	39	(3,184)	(745)	179	0
WTI Crude December Futures	11/2026	1	(72)	(4)	4	0
WTI Crude December Futures	11/2027	126	(8,618)	97	377	0
WTI Crude December Futures	11/2028	16	(1,063)	48	39	0
WTI Crude July Futures	06/2026	40	(3,461)	(977)	159	0
WTI Crude June Futures	05/2026	45	(4,192)	(14)	129	0
WTI Crude June Futures	05/2027	90	(6,272)	(769)	296	0
WTI Crude March Futures	02/2027	56	(3,947)	(351)	207	0
WTI Crude May Futures	04/2027	13	(909)	(111)	44	0
WTI Crude October Futures	09/2026	22	(1,656)	(191)	105	0
WTI Crude September Futures	08/2026	3	(234)	(30)	14	0

				$18,003	$3,617	$(7,396)

Total Futures Contracts				$203	$13,686	$(14,831)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	88,700	$(1,869)	$159	$(1,710)	$184	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		179,920	(4,960)	(2,710)	(7,670)	404	(61)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	230	(3)	227	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		568,470	76	2	78	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		9,360,000	1,169	126	1,295	0	(46)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		4,681,000	68	2,044	2,112	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	$	201,300	(2,657)	(4,452)	(7,109)	88	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		22,580	(285)	(482)	(767)	10	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		134,740	440	896	1,336	0	(134)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		6,500	0	54	54	0	(6)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		1,300	0	9	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		227,657	(632)	(33)	(665)	0	(268)
Receive	1-Day USD-SOFR Compounded-OIS	3.758	Annual	08/15/2035		27,900	0	168	168	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.768	Annual	08/15/2035		34,500	0	181	181	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	08/15/2035		37,500	0	170	170	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.801	Annual	08/15/2035		58,100	(276)	430	154	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		26,200	1,645	7,525	9,170	89	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		900	0	24	24	3	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		1,400	0	34	34	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		12,600	176	124	300	44	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	89

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.075%	Annual	11/15/2053	$		11,373	$85	$63	$148	$40	$0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053			1,500	0	19	19	5	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053			1,900	0	24	24	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053			20,100	1,248	5,944	7,192	68	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054			88,500	1,835	17,149	18,984	301	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			29,500	786	2,597	3,383	101	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056			1,800	0	26	26	7	0
Receive	6-Month EUR-EURIBOR	1.830	Annual	09/17/2027		EUR	62,900	0	332	332	0	(53)
Receive	6-Month EUR-EURIBOR	2.465	Annual	12/08/2027			42,400	(550)	792	242	0	(23)
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036			335,620	(4,587)	(7,623)	(12,210)	2,964	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052			8,600	532	4,860	5,392	0	(49)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052			8,950	6	5,596	5,602	0	(51)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052			17,500	1,090	9,850	10,940	0	(100)
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056			24,010	1,038	(792)	246	0	(263)
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056			113,660	1,851	1,013	2,864	0	(1,268)
Receive	CPTFEMU	2.000	Maturity	02/15/2027			53,600	181	683	864	77	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031			21,840	(164)	(5,037)	(5,201)	0	(49)
Receive	CPTFEMU	2.600	Maturity	05/15/2032			2,800	2	81	83	3	0
Receive	CPTFEMU	2.567	Maturity	06/15/2032			8,000	0	98	98	6	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034			8,000	(8)	141	133	8	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037			120	0	(3)	(3)	0	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048			2,020	7	(362)	(355)	7	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052			4,100	2	29	31	19	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052			4,730	(123)	174	51	23	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052			3,000	4	17	21	14	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052			3,330	0	(94)	(94)	14	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052			9,000	0	654	654	44	0
Pay	CPURNSA	3.323	Maturity	04/23/2026	$		3,400	0	31	31	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026			10,000	0	975	975	11	0
Receive	CPURNSA	2.813	Maturity	05/14/2026			9,800	0	932	932	12	0
Receive	CPURNSA	2.703	Maturity	05/25/2026			9,590	2	983	985	22	0
Receive	CPURNSA	2.690	Maturity	06/01/2026			10,400	0	1,086	1,086	30	0
Pay	CPURNSA	3.300	Maturity	06/04/2026			17,400	0	(5)	(5)	0	(42)
Pay	CPURNSA	3.435	Maturity	08/01/2026			12,100	0	(46)	(46)	16	0
Pay	CPURNSA	3.438	Maturity	08/01/2026			23,800	0	(89)	(89)	31	0
Pay	CPURNSA	3.434	Maturity	08/27/2026			34,000	0	(87)	(87)	35	0
Receive	CPURNSA	1.794	Maturity	08/24/2027			90,200	0	16,538	16,538	0	(78)
Receive	CPURNSA	1.798	Maturity	08/25/2027			21,700	0	3,969	3,969	0	(19)
Receive	CPURNSA	1.890	Maturity	08/27/2027			40,100	0	7,047	7,047	0	(35)
Pay	CPURNSA	2.335	Maturity	02/05/2028			32,120	70	(3,972)	(3,902)	18	0
Pay	CPURNSA	2.353	Maturity	05/09/2028			10,270	0	(1,195)	(1,195)	5	0
Pay	CPURNSA	2.360	Maturity	05/09/2028			15,460	0	(1,786)	(1,786)	8	0
Pay	CPURNSA	2.364	Maturity	05/10/2028			15,760	0	(1,814)	(1,814)	8	0
Pay	CPURNSA	2.165	Maturity	04/16/2029			14,300	0	(2,039)	(2,039)	9	0
Pay	CPURNSA	1.998	Maturity	07/25/2029			22,400	18	(3,508)	(3,490)	12	0
Receive	CPURNSA	2.311	Maturity	02/24/2031			12,100	0	1,552	1,552	0	(8)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		EUR	5,600	16	(226)	(210)	0	(8)
Receive	UKRPI	3.365	Maturity	09/15/2027		GBP	22,100	10	434	444	8	0
Pay	UKRPI	3.500	Maturity	08/15/2034			15,800	89	(259)	(170)	0	(99)
Pay	UKRPI	3.466	Maturity	09/15/2034			6,600	0	(111)	(111)	0	(52)

Total Swap Agreements								$(3,435)	$58,907	$55,472	$4,760	$(2,920)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)			Market Value	Variation Margin Liability(3)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$46	$14,147	$4,760	$18,953	$(23,009)	$(15,139)	$(2,920)	$(41,068)

(j)

Securities with an aggregate market value of $102,150 and cash of $19,891 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)	Future styled option variation margin asset of $612 and liability of $(3) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $461 and liability of $(308) for closed futures is outstanding at period end.

90	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	71,880		$52,475	$801	$0
	04/2026	SGD	46		36	1	0
	04/2026		$937	CAD	1,284	0	(14)

BOA	04/2026	BRL	13,600		$2,602	0	(24)
	04/2026	CNH	10,096		1,463	0	(2)
	04/2026	GBP	1,282		1,724	27	0
	04/2026	INR	493,476		5,255	44	0
	04/2026	KRW	1,049,938		717	19	0
	04/2026	PLN	8,057		2,178	8	0
	04/2026		$2,593	BRL	13,600	33	0
	04/2026		540	CNH	3,722	1	0
	04/2026		21,789	EUR	18,436	0	(480)
	04/2026		5,255	INR	494,359	5	0
	04/2026		7,673	JPY	1,224,203	41	0
	04/2026		539	MXN	9,943	15	0
	04/2026		3,125	PLN	11,104	0	(134)
	05/2026	JPY	1,220,516		$7,673	0	(41)
	06/2026	ILS	21,913		7,058	74	0
	06/2026	MXN	52,690		2,939	17	0
	06/2026		$1,288	BRL	6,833	14	0
	06/2026		565	ILS	1,763	0	(4)
	10/2026	BRL	14,500		$2,653	0	(30)

BPS	04/2026		333,903		62,669	3	(1,796)
	04/2026	CAD	422,660		311,941	8,010	0
	04/2026	CNH	3,589		522	1	0
	04/2026	GBP	1,323		1,755	4	0
	04/2026	ILS	18,666		6,034	96	0
	04/2026	KRW	2,780,068		1,851	6	(4)
	04/2026	NZD	18,807		11,124	316	0
	04/2026	PLN	3,160		849	0	(2)
	04/2026	THB	364,000		11,258	213	(5)
	04/2026		$5,185	AUD	7,374	0	(97)
	04/2026		63,668	BRL	333,903	794	0
	04/2026		2,623	CAD	3,547	0	(73)
	04/2026		18,147	IDR	307,071,582	1	(59)
	04/2026		3,632	ILS	11,503	27	0
	04/2026		5,312	INR	490,522	0	(132)
	04/2026		1,532	JPY	244,400	7	0
	04/2026		2,123	KRW	3,171,507	4	(19)
	04/2026		8,675	PLN	31,268	0	(252)
	04/2026		5	THB	169	0	0
	04/2026		9,958	TWD	318,296	2	(25)
	04/2026		938	ZAR	15,879	0	(1)
	05/2026	ILS	11,491		$3,632	0	(27)
	05/2026	INR	819,932		8,666	0	(36)
	05/2026	TWD	188,312		5,844	0	(26)
	05/2026		$44,999	BRL	238,204	709	0
	05/2026		4,344	IDR	73,935,661	11	0
	05/2026		864	THB	28,364	0	(2)
	06/2026		3,893	BRL	20,686	48	0
	06/2026		1,501	IDR	25,293,033	0	(14)
	07/2026	BRL	40,000		$7,432	0	(134)
	10/2026		96,600		17,622	0	(257)

BRC	04/2026	CAD	95		68	0	0
	04/2026	SGD	6,560		5,132	30	0
	04/2026	TRY	207,118		4,492	0	(78)
	04/2026		$4,567	PLN	16,433	0	(140)
	04/2026		2,910	SEK	26,403	0	(121)
	04/2026		3	THB	114	0	0
	04/2026		33,779	TRY	1,505,466	90	0
	04/2026		4,944	ZAR	80,908	0	(169)
	05/2026	TRY	43,589		$935	0	(6)
	05/2026		$68	CAD	95	0	0
	05/2026		13	CHF	10	0	0
	06/2026	ILS	145		$47	1	0

BSH	04/2026	BRL	199,300		36,488	0	(1,988)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	91

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$38,376	BRL	199,300	$100	$0
	04/2026		61,887	GBP	46,490	0	(353)
	04/2026		43,150	JPY	6,888,500	254	0
	04/2026		30,353	NZD	52,578	0	(139)
	04/2026		2,444	PLN	8,840	0	(63)
	05/2026	GBP	46,490		$61,885	353	0
	05/2026	JPY	6,867,747		43,150	0	(253)
	05/2026	NZD	52,578		30,387	142	0
	10/2026	BRL	212,600		39,243	0	(105)

CBK	04/2026	CAD	188,925		138,219	2,408	0
	04/2026	CNH	3,582		519	0	(1)
	04/2026	EUR	29,020		33,611	68	0
	04/2026	GBP	2,859		3,831	47	0
	04/2026	INR	2,442,048		26,023	233	0
	04/2026	JPY	80,500		513	6	0
	04/2026	NOK	5,720		591	1	0
	04/2026	SEK	12,020		1,289	19	0
	04/2026	THB	215		7	0	0
	04/2026	TWD	14,984		470	2	0
	04/2026		$9,135	CAD	12,431	0	(199)
	04/2026		1,594	CNH	10,982	1	0
	04/2026		8,261	GBP	6,224	0	(23)
	04/2026		64,709	INR	5,972,494	81	(1,520)
	05/2026		1,814	CAD	2,520	0	0
	06/2026	COP	13,233,264		$3,408	0	(136)
	06/2026	ILS	3,155		1,023	18	0
	06/2026		$1,043	IDR	17,517,903	0	(13)
	06/2026		10,271	MXN	180,400	0	(266)
	09/2026		3,890	COP	15,060,064	58	0
	09/2026		1,083	MXN	19,375	0	(17)

CIB	04/2026	CAD	2,600		$1,900	31	0

DUB	04/2026	CNH	2,417		350	0	(1)
	04/2026	ILS	23,833		7,699	117	0
	04/2026	INR	1,473,666		15,634	92	(21)
	04/2026		$22,193	AUD	32,352	128	0
	04/2026		693	CNH	4,751	0	(4)
	04/2026		16,668	INR	1,572,818	116	(62)
	04/2026		54,796	SGD	69,996	0	(354)
	04/2026		3,759	THB	122,766	0	(32)
	05/2026	AUD	32,352		$22,185	0	(128)
	05/2026	SGD	69,840		54,796	351	0
	05/2026		$350	CNH	2,412	1	0
	06/2026	THB	122,516		$3,759	21	0

FAR	04/2026	AUD	15,631		11,078	293	0
	04/2026	CHF	6,914		8,958	312	0
	04/2026	GBP	56,365		76,108	1,503	0
	04/2026	JPY	2,322,369		14,864	230	0
	04/2026	SGD	8		6	0	0
	04/2026		$7,386	GBP	5,491	0	(119)
	04/2026		54,259	JPY	8,659,738	306	0
	04/2026		5,072	PLN	18,303	0	(141)
	04/2026		296	SGD	378	0	(2)
	05/2026	ILS	19,110		$6,039	0	(47)
	05/2026	JPY	8,633,580		54,259	0	(304)
	05/2026	SGD	377		296	2	0
	05/2026		$7,297	GBP	5,446	0	(88)
	06/2026	ILS	8,523		$2,765	48	0
	06/2026		$14,693	MXN	255,796	0	(509)
	09/2026		879		15,523	0	(25)

GLM	04/2026	BRL	424,399		$76,568	0	(5,364)
	04/2026	ILS	11,556		3,717	40	0
	04/2026	INR	34,471		378	14	0
	04/2026		$79,835	BRL	424,399	2,098	0
	04/2026		1,399	CNH	9,608	0	(4)
	04/2026		480	IDR	8,114,145	0	(2)
	04/2026		4,521	MXN	83,363	128	0
	04/2026		2,054	THB	67,410	0	(8)
	05/2026		8	GBP	6	0	0
	06/2026	BRL	5		$1	0	0

92	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	IDR	22,160,966		$1,314	$11	$0
	06/2026	THB	67,290		2,054	1	0
	06/2026		$3,854	BRL	20,509	53	0
	06/2026		2,298	IDR	38,898,764	0	(11)
	06/2026		14,093	MXN	248,241	0	(328)
	07/2026	BRL	137,700		$25,559	0	(487)
	07/2026		$3,492	BRL	18,766	58	0

IND	04/2026	CAD	180,155		$131,526	2,015	0
	04/2026	EUR	172,386		203,551	4,298	0
	04/2026		$5,026	DKK	32,660	26	0
	05/2026	DKK	32,609		$5,026	0	(26)

JPM	04/2026	BRL	91,000		15,355	0	(2,213)
	04/2026	CAD	52,978		38,743	652	0
	04/2026	CNH	9,378		1,357	0	(5)
	04/2026	INR	780,854		8,305	59	0
	04/2026	NOK	7,915		815	0	(3)
	04/2026	PLN	16,311		4,442	55	(7)
	04/2026	SEK	10,605		1,134	14	0
	04/2026	SGD	63,756		50,591	1,002	0
	04/2026		$17,288	BRL	91,000	280	0
	04/2026		8,186	CAD	11,227	0	(115)
	04/2026		18,381	EUR	15,660	0	(280)
	04/2026		8,305	INR	782,191	18	0
	04/2026		17,219	MXN	309,208	47	(33)
	04/2026		1,294	NZD	2,216	0	(21)
	04/2026		3,833	PLN	14,266	10	0
	04/2026		12,077	ZAR	201,665	0	(175)
	04/2026	ZAR	95,822		$5,641	3	(18)
	05/2026	AUD	790		541	0	(3)
	05/2026		$368	CNH	2,537	2	0
	06/2026	ILS	7,858		$2,543	39	0
	06/2026	MXN	58,049		3,236	17	0
	06/2026		$23	IDR	382,537	0	0
	06/2026		708	ILS	2,199	0	(7)
	07/2026	BRL	39,700		$7,338	0	(171)
	10/2026		27,400		4,989	0	(82)

MBC	04/2026	AUD	4,107		2,888	54	0
	04/2026	CAD	6,093		4,400	19	0
	04/2026	CHF	1,259		1,593	18	0
	04/2026	DKK	32,676		5,164	110	0
	04/2026	GBP	8		11	0	0
	04/2026	JPY	5,718,508		36,327	333	(39)
	04/2026	KRW	5,952,146		4,067	109	0
	04/2026	NOK	3,131		323	0	(1)
	04/2026	SEK	10,085		1,076	11	0
	04/2026	THB	124,685		3,921	136	0
	04/2026		$3,644	AUD	5,219	0	(44)
	04/2026		17,823	CAD	24,504	0	(207)
	04/2026		1,407	CHF	1,107	0	(23)
	04/2026		3,333	EUR	2,880	3	(7)
	04/2026		4,894	GBP	3,669	0	(38)
	04/2026		4,600	INR	426,696	0	(94)
	04/2026		18,872	JPY	3,015,894	131	0
	04/2026		1,342	MXN	24,779	39	0
	04/2026		1,958	NOK	18,706	1	(28)
	05/2026	JPY	2,596,424		$16,286	0	(123)
	05/2026	NOK	1,286		131	0	(1)
	05/2026		$1,556	CAD	2,166	4	0
	05/2026		51	GBP	38	0	0
	06/2026	MXN	6,911		$383	0	(1)

MYI	04/2026	CAD	3,392		2,494	56	0
	04/2026	INR	1,380		14	0	0
	04/2026	PLN	1,558		440	21	0
	04/2026		$14	INR	1,373	0	0
	05/2026	CAD	7,642		$5,487	0	(15)
	06/2026	IDR	324,980		19	0	0

NGF	04/2026	NOK	1,941		202	1	0

RBC	04/2026		$1,011,922	JPY	158,782,521	0	(9,045)

SCX	04/2026	JPY	1,826,451		$11,708	200	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	93

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	NZD	35,987		$21,515	$836	$0
	04/2026	SGD	5		4	0	0
	04/2026	THB	10,115		318	11	0
	04/2026		$55,728	CAD	77,155	0	(262)
	04/2026		6,683	INR	608,578	0	(256)
	04/2026		1,635	PLN	5,916	0	(42)
	04/2026		117	TWD	3,741	0	0
	05/2026	CAD	77,049		$55,728	260	0
	06/2026		$3,930	IDR	66,265,178	0	(34)

SOG	04/2026	EUR	8,345		$9,874	228	0
	04/2026	JPY	10,074,020		64,744	1,268	0
	04/2026		$6,958	CHF	5,541	14	(42)
	04/2026		199,382	EUR	172,775	320	0
	04/2026		661	SEK	6,318	6	0
	05/2026	CHF	4,573		$5,725	0	(14)
	05/2026	EUR	172,775		199,694	0	(312)
	05/2026	SEK	6,308		661	0	(6)
	06/2026	ILS	5,991		1,941	32	0

SSB	04/2026	AUD	25,207		17,938	546	0
	04/2026	CAD	5,349		3,909	64	0
	04/2026	JPY	11,808		76	1	0
	08/2026		$4,060	COP	15,486,464	27	0

UAG	04/2026	CAD	720		$530	12	0
	04/2026	PLN	7,886		2,143	19	0
	04/2026		$1,955	CHF	1,535	0	(35)
	04/2026		7,639	PLN	27,656	0	(190)
	06/2026	COP	16,357,743		$4,217	0	(163)
	06/2026	ILS	9,748		3,154	47	0
	06/2026	MXN	8,814		491	2	0

Total Forward Foreign Currency Contracts						$34,694	$(31,502)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	14,400	$(17)	$(12)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,428)	$(755)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	12,900	$(115)	$(40)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	12,900	(115)	(174)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	34,200	(310)	(89)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	34,200	(310)	(513)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	86,900	(797)	(313)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	86,900	(797)	(1,104)

							$(2,444)	$(2,233)

Total Written Options							$(3,889)	$(3,000)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	CBOT Soybean Meal December Futures	$310.350	Maturity	11/20/2026	26,000	$0	$30	$30	$0

94	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	BCOMTR2 Index(5)	1,351,922	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	$346,569	$0	$7,684	$7,684	$0
	Receive(2)	BACVWSAV Index «(6)	301,868	(0.550)%	Monthly	09/30/2026	48,780	0	0	0	0

BPS	Receive	BCOMTR Index	75,841	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	25,469	0	557	557	0
	Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	03/15/2027	20,019	0	(278)	0	(278)
	Receive	BCOMF1TC Index(7)	3,461,694	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/15/2027	496,564	0	3,985	3,985	0
	Receive	BCOMTR1 Index(8)	1,055,827	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/15/2027	135,153	0	2,956	2,956	0

CBK	Receive	CIXBSTR3 Index(9)	529,485	3.770% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	194,722	0	4,272	4,272	0

CIB	Receive	PIMCODB Index(10)	648,093	0.000%	Monthly	06/15/2026	170,004	0	4,579	4,579	0

GST	Receive	BCOMF1NTC Index	12,344	3.820% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	4,258	0	(348)	0	(348)
	Receive	BCOMF1TC Index(11)	307,379	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	163,366	0	1,311	1,311	0
	Receive	BCOMTR1 Index(12)	374,092	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	140,510	0	3,073	3,073	0
	Receive	BCOMTR2 Index(13)	302,690	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	103,825	0	2,247	2,247	0
	Pay	BCOMTR Index	1,595,096	3.750% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2027	535,668	(1,123)	(10,593)	0	(11,716)
	Pay	SPGCINP Index	47,036	(0.070)%	Monthly	01/15/2027	12,517	0	160	160	0
	Receive	BCOMF1TC Index(14)	705,858	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	375,149	0	3,010	3,010	0
	Receive	BCOMTR Index	1,709,269	3.750% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	574,010	0	12,555	12,555	0
	Receive	BCOMTR1 Index(15)	708,060	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	265,951	0	5,816	5,816	0
	Receive	BCOMTR2 Index(16)	572,918	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	196,515	0	4,323	4,323	0
	Receive	CMDSKEWLS Index(17)	124,170	(0.250)%	Monthly	08/16/2032	85,540	0	641	641	0

JPM	Receive	JMABNIC5 Index	5,678	0.000%	Monthly	07/15/2026	1,378	0	8	8	0
	Receive	BCOMTR Index	23,991	3.750% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	8,057	0	176	176	0
	Receive	JMABNIC5 Index(18)	619,738	0.000%	Monthly	08/17/2026	150,643	0	851	851	0

MAA	Receive	BCOMTR Index	165,968	3.710% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2027	55,736	0	1,220	1,220	0

MAC	Receive	PIMCODB Index(19)	523,789	0.000%	Monthly	08/17/2026	129,082	0	2,342	2,342	0

MEI	Receive	BCOMTR Index	469,182	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	157,562	1,320	2,127	3,447	0
	Receive	BCOMTR1 Index(20)	538,095	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	147,744	0	3,231	3,231	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	95

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYI	Receive	BCOMTR Index	74,201	3.730% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2027	$24,919	$0	$545	$545	$0
	Receive	BCOMTR1 Index(21)	305,679	3.770% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2027	299,036	0	6,536	6,536	0

RBC	Receive	RBCAEC0T Index(22)	1,355,021	3.720% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2027	154,711	0	3,388	3,388	0
	Receive	RBCAECR1 Index(23)	743,042	3.730% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2027	116,185	0	549	549	0
	Receive	RBCAECT0 Index	3,202,387	3.720% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2027	357,968	0	7,840	7,840	0

SOG	Receive	BCOMTR Index	242,287	3.720% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/15/2026	81,365	0	1,781	1,781	0
	Receive	BCOMF1TC Index	9,107	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2027	1,221	0	10	10	0

UAG	Receive	BCOMTR Index	36,914	3.750% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2027	12,397	0	271	271	0

								$197	$76,825	$89,364	$(12,342)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.780% (SOFR plus a specified spread)	Maturity	04/17/2026	$750,000	$0	$(577)	$1,080	$(1,657)

SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.765% (SOFR plus a specified spread)	Maturity	05/15/2026	450,000	0	(1,502)	0	(1,502)

								$0	$(2,079)	$1,080	$(3,159)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	GOLDLNPM Index(3)	4.368%	Maturity	10/18/2027	$15,400	$0	$(466)	$0	$(466)
JPM	Pay	GOLDLNPM Index(3)	6.325	Maturity	04/10/2026	66,938	0	1,287	1,287	0
	Pay	GOLDLNPM Index(3)	3.285	Maturity	09/16/2026	20,800	0	(1,420)	0	(1,420)
	Pay	GOLDLNPM Index(3)	3.349	Maturity	09/25/2026	10,340	0	(634)	0	(634)
MYC	Pay	GOLDLNPM Index(3)	4.431	Maturity	10/18/2027	9,530	0	(283)	0	(283)

							$0	$(1,516)	$1,287	$(2,803)

Total Swap Agreements							$197	$73,260	$91,761	$(18,304)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$802	$0	$0	$802	$(14)	$0	$0	$(14)	$788	$(580)	$208
BOA	298	0	7,684	7,982	(715)	0	0	(715)	7,267	(5,991)	1,276
BPS	10,252	0	8,608	18,860	(2,961)	0	(2,401)	(5,362)	13,498	(14,507)	(1,009)
BRC	121	0	0	121	(514)	(214)	0	(728)	(607)	776	169
BSH	849	0	0	849	(2,901)	0	0	(2,901)	(2,052)	1,713	(339)

96	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
CBK	$2,942	$0	$4,272	$7,214	$(2,175)	$0	$0	$(2,175)	$5,039	$(4,408)	$631
CIB	31	0	4,579	4,610	0	0	0	0	4,610	(4,630)	(20)
DUB	826	0	0	826	(602)	0	0	(602)	224	0	224
FAR	2,694	0	0	2,694	(1,235)	0	0	(1,235)	1,459	(1,860)	(401)
GLM	2,403	0	0	2,403	(6,204)	(2,774)	0	(8,978)	(6,575)	2,910	(3,665)
GST	0	0	33,136	33,136	0	(12)	(12,064)	(12,076)	21,060	(20,920)	140
IND	6,339	0	0	6,339	(26)	0	0	(26)	6,313	(7,980)	(1,667)
JPM	2,198	0	2,322	4,520	(3,133)	0	(2,054)	(5,187)	(667)	(193)	(860)
MAA	0	0	1,220	1,220	0	0	0	0	1,220	(1,130)	90
MAC	0	0	2,342	2,342	0	0	0	0	2,342	(2,740)	(398)
MBC	968	0	0	968	(606)	0	0	(606)	362	(790)	(428)
MEI	0	0	6,678	6,678	0	0	0	0	6,678	(4,890)	1,788
MYC	0	0	0	0	0	0	(283)	(283)	(283)	310	27
MYI	77	0	7,081	7,158	(15)	0	0	(15)	7,143	4,689	11,832
NGF	1	0	0	1	0	0	0	0	1	0	1
RBC	0	0	11,777	11,777	(9,045)	0	0	(9,045)	2,732	5,106	7,838
SCX	1,307	0	0	1,307	(594)	0	0	(594)	713	(730)	(17)
SOG	1,868	0	1,791	3,659	(374)	0	(1,502)	(1,876)	1,783	(2,140)	(357)
SSB	638	0	0	638	0	0	0	0	638	(700)	(62)
UAG	80	0	271	351	(388)	0	0	(388)	(37)	19	(18)

Total Over the Counter	$34,694	$0	$91,761	$126,455	$(31,502)	$(3,000)	$(18,304)	$(52,806)

(l)

Securities with an aggregate market value of $32,252 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	3.7%	$12,978
Arabica Coffee May 2026 Futures	1.9	6,662
Brent Crude July 2026 Futures	11.1	38,573
Cocoa May 2026 Futures	0.8	2,750
Copper May 2026 Futures	5.1	17,531
Corn May 2026 Futures	4.7	16,294
Cotton No. 02 May 2026 Futures	1.4	4,953
Gas Oil May 2026 Futures	5.0	17,232
Gold 100 oz. June 2026 Futures	13.0	44,926
Hard Red Winter Wheat May 2026 Futures	1.8	6,161
Lead May 2026 Futures	0.7	2,507
Lean Hogs June 2026 Futures	1.8	6,338
Live Cattle June 2026 Futures	3.3	11,512
New York Harbor ULSD May 2026 Futures	3.7	12,655
Nickel May 2026 Futures	1.8	6,113
NYMEX—Natural Gas May 2026 Futures	5.9	20,500
RBOB Gasoline May 2026 Futures	3.3	11,552
Silver May 2026 Futures	3.2	10,951
Soybean Meal May 2026 Futures	2.5	8,743
Soybean Oil May 2026 Futures	3.3	11,347
Soybeans May 2026 Futures	4.9	16,907
Sugar No. 11 May 2026 Futures	2.5	8,796
Wheat May 2026 Futures	2.7	9,314
WTI Crude May 2026 Futures	10.0	34,641
Zinc May 2026 Futures	1.9	6,633

Total Long Futures Contracts		$346,569

Total Notional Amount		$346,569

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	97

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

(6)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
WTI Crude August 2026 Futures	3.3%	$1,628	WTI Crude August 2026 Futures Call @ 79	(0.2)%	$(96)
WTI Crude July 2026 Futures	27.5	13,409	WTI Crude August 2026 Futures Call @ 80	(0.2)	(92)
WTI Crude June 2026 Futures	44.9	21,936	WTI Crude August 2026 Futures Call @ 82	(0.2)	(105)
WTI Crude May 2026 Futures	49.8	24,351	WTI Crude August 2026 Futures Call @ 83	(0.2)	(99)
			WTI Crude August 2026 Futures Call @ 84	(0.5)	(243)
			WTI Crude August 2026 Futures Call @ 85	(0.3)	(167)
			WTI Crude August 2026 Futures Call @ 86	(0.4)	(173)
			WTI Crude August 2026 Futures Call @ 87	(0.3)	(129)
			WTI Crude August 2026 Futures Put @ 79	(0.1)	(67)
			WTI Crude August 2026 Futures Put @ 80	(0.1)	(71)
			WTI Crude August 2026 Futures Put @ 82	(0.2)	(74)
			WTI Crude August 2026 Futures Put @ 83	(0.2)	(75)
			WTI Crude August 2026 Futures Put @ 84	(0.6)	(289)
			WTI Crude August 2026 Futures Put @ 85	(0.4)	(176)
			WTI Crude August 2026 Futures Put @ 86	(0.3)	(158)
			WTI Crude August 2026 Futures Put @ 87	(0.4)	(198)
			WTI Crude July 2026 Futures Call @ 62	(0.7)	(357)
			WTI Crude July 2026 Futures Call @ 63	(0.2)	(109)
			WTI Crude July 2026 Futures Call @ 64	(0.4)	(202)
			WTI Crude July 2026 Futures Call @ 65	(1.1)	(557)
			WTI Crude July 2026 Futures Call @ 66	(0.2)	(100)
			WTI Crude July 2026 Futures Call @ 69	(0.2)	(80)
			WTI Crude July 2026 Futures Call @ 70	(0.4)	(194)
			WTI Crude July 2026 Futures Call @ 73	(0.3)	(139)
			WTI Crude July 2026 Futures Call @ 77	(0.3)	(154)
			WTI Crude July 2026 Futures Call @ 78	(0.2)	(84)
			WTI Crude July 2026 Futures Call @ 82	(0.2)	(97)
			WTI Crude July 2026 Futures Put @ 62	(0.2)	(115)
			WTI Crude July 2026 Futures Put @ 63	(0.1)	(42)
			WTI Crude July 2026 Futures Put @ 64	(0.2)	(92)
			WTI Crude July 2026 Futures Put @ 65	(0.6)	(299)
			WTI Crude July 2026 Futures Put @ 66	(0.1)	(52)
			WTI Crude July 2026 Futures Put @ 69	(0.1)	(66)
			WTI Crude July 2026 Futures Put @ 70	(0.3)	(131)
			WTI Crude July 2026 Futures Put @ 73	(0.1)	(51)
			WTI Crude July 2026 Futures Put @ 77	(0.1)	(67)
			WTI Crude July 2026 Futures Put @ 78	(0.2)	(94)
			WTI Crude July 2026 Futures Put @ 82	(0.2)	(105)
			WTI Crude June 2026 Futures Call @ 57	(0.4)	(179)
			WTI Crude June 2026 Futures Call @ 59	(1.6)	(760)
			WTI Crude June 2026 Futures Call @ 60	(1.4)	(702)
			WTI Crude June 2026 Futures Call @ 61	(0.5)	(258)
			WTI Crude June 2026 Futures Call @ 62	(1.0)	(476)
			WTI Crude June 2026 Futures Call @ 63	(0.2)	(110)
			WTI Crude June 2026 Futures Call @ 64	(0.8)	(405)
			WTI Crude June 2026 Futures Put @ 57	(0.0)	(7)
			WTI Crude June 2026 Futures Put @ 59	(0.2)	(99)
			WTI Crude June 2026 Futures Put @ 60	(0.2)	(113)
			WTI Crude June 2026 Futures Put @ 61	(0.1)	(52)
			WTI Crude June 2026 Futures Put @ 62	(0.2)	(117)
			WTI Crude June 2026 Futures Put @ 63	(0.1)	(33)
			WTI Crude June 2026 Futures Put @ 64	(0.3)	(147)
			WTI Crude May 2026 Futures Call @ 55	(0.4)	(214)
			WTI Crude May 2026 Futures Call @ 56	(2.0)	(997)
			WTI Crude May 2026 Futures Call@ 57	(2.3)	(1,112)
			WTI Crude May 2026 Futures Call@ 58	(2.5)	(1,197)
			WTI Crude May 2026 Futures Put @ 55	(0.0)	(6)
			WTI Crude May 2026 Futures Put @ 56	(0.1)	(36)
			WTI Crude May 2026 Futures Put @ 57	(0.1)	(52)
			WTI Crude May 2026 Futures Put @ 58	(0.1)	(73)

Total Long Futures Contracts		$61,324	Total Short Futures Contracts		$(12,544)

Total Notional Amount					$48,780

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

98	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(7)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum July 2026 Futures	3.8%	$18,733
Arabica Coffee July 2026 Futures	1.9	9,519
Brent Crude July 2026 Futures	11.3	56,540
Cocoa July 2026 Futures	0.8	4,113
Copper July 2026 Futures	5.2	25,934
Corn July 2026 Futures	4.9	24,432
Cotton No. 02 July 2026 Futures	1.5	7,480
Gas Oil July 2026 Futures	4.2	20,627
Gold 100 oz. June 2026 Futures	13.2	65,851
Hard Red Winter Wheat July 2026 Futures	1.9	9,219
Lead July 2026 Futures	0.8	3,726
Lean Hogs June 2026 Futures	1.9	9,291
Live Cattle June 2026 Futures	3.4	16,875
New York Harbor ULSD July 2026 Futures	3.1	15,572
Nickel July 2026 Futures	1.8	9,022
NYMEX—Natural Gas July 2026 Futures	6.8	33,685
RBOB Gasoline July 2026 Futures	3.1	15,359
Silver July 2026 Futures	3.3	16,172
Soybean Meal July 2026 Futures	2.6	12,730
Soybean Oil July 2026 Futures	3.3	16,633
Soybeans July 2026 Futures	5.1	25,100
Sugar No. 11 July 2026 Futures	2.6	13,027
Wheat July 2026 Futures	2.8	13,880
WTI Crude July 2026 Futures	8.7	43,339
Zinc July 2026 Futures	2.0	9,705

Total Long Futures Contracts		$496,564

Total Notional Amount		$496,564

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(8)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	3.7%	$5,061
Arabica Coffee May 2026 Futures	1.9	2,598
Brent Crude July 2026 Futures	11.1	15,042
Cocoa May 2026 Futures	0.8	1,073
Copper May 2026 Futures	5.1	6,837
Corn May 2026 Futures	4.7	6,354
Cotton No. 02 May 2026 Futures	1.4	1,931
Gas Oil May 2026 Futures	5.0	6,720
Gold 100 oz. June 2026 Futures	13.0	17,521
Hard Red Winter Wheat May 2026 Futures	1.8	2,403
Lead May 2026 Futures	0.7	978
Lean Hogs June 2026 Futures	1.8	2,472
Live Cattle June 2026 Futures	3.3	4,489
New York Harbor ULSD May 2026 Futures	3.7	4,935
Nickel May 2026 Futures	1.8	2,384
NYMEX—Natural Gas May 2026 Futures	5.9	7,994
RBOB Gasoline May 2026 Futures	3.3	4,505
Silver May 2026 Futures	3.2	4,271
Soybean Meal May 2026 Futures	2.5	3,409
Soybean Oil May 2026 Futures	3.3	4,425
Soybeans May 2026 Futures	4.9	6,593
Sugar No. 11 May 2026 Futures	2.5	3,430
Wheat May 2026 Futures	2.7	3,632
WTI Crude May 2026 Futures	10.0	13,509
Zinc May 2026 Futures	1.9	2,587

Total Long Futures Contracts		$135,153

Total Notional Amount		$135,153

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	99

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

(9)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	3.7%	$7,292
Arabica Coffee May 2026 Futures	1.9	3,743
Brent Crude July 2026 Futures	11.1	21,673
Cocoa May 2026 Futures	0.8	1,545
Copper May 2026 Futures	5.1	9,850
Corn May 2026 Futures	4.7	9,155
Cotton No. 02 May 2026 Futures	1.4	2,783
Gas Oil May 2026 Futures	5.0	9,682
Gold 100 oz. June 2026 Futures	13.0	25,242
Hard Red Winter Wheat May 2026 Futures	1.8	3,461
Lead May 2026 Futures	0.7	1,409
Lean Hogs June 2026 Futures	1.8	3,561
Live Cattle June 2026 Futures	3.3	6,468
New York Harbor ULSD May 2026 Futures	3.7	7,110
Nickel May 2026 Futures	1.8	3,435
NYMEX—Natural Gas May 2026 Futures	5.9	11,518
RBOB Gasoline May 2026 Futures	3.3	6,491
Silver May 2026 Futures	3.2	6,153
Soybean Meal May 2026 Futures	2.5	4,912
Soybean Oil May 2026 Futures	3.3	6,375
Soybeans May 2026 Futures	4.9	9,499
Sugar No. 11 May 2026 Futures	2.5	4,942
Wheat May 2026 Futures	2.7	5,233
WTI Crude May 2026 Futures	10.0	19,463
Zinc May 2026 Futures	1.9	3,727

Total Long Futures Contracts		$194,722

Total Notional Amount		$194,722

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(10)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	10.2%	$17,375
Aluminum September 2026 Futures	3.3	5,593
Arabica Coffee May 2026 Futures	2.7	4,641
Arabica Coffee September 2026 Futures	2.7	4,505
Brent Crude July 2026 Futures	2.1	3,502
Brent Crude September 2026 Futures	3.5	6,035
Copper May 2026 Futures	4.8	8,211
Copper September 2026 Futures	0.2	323
Corn May 2026 Futures	1.9	3,196
Corn September 2026 Futures	0.2	340
Cotton No. 02 December 2026 Futures	0.2	272
Gas Oil May 2026 Futures	2.0	3,349
Gas Oil September 2026 Futures	1.4	2,380
Gold 100 oz. August 2026 Futures	0.6	1,037
Gold 100 oz. June 2026 Futures	1.9	3,196
Hard Red Winter Wheat September 2026 Futures	2.4	4,131
Lead May 2026 Futures	0.6	935
Lean Hogs August 2026 Futures	4.0	6,749
Live Cattle August 2026 Futures	2.9	4,930
Live Cattle June 2026 Futures	3.7	6,375
New York Harbor ULSD May 2026 Futures	1.9	3,298
New York Harbor ULSD September 2026 Futures	4.0	6,801
Nickel May 2026 Futures	1.4	2,312
Nickel September 2026 Futures	2.5	4,233
NYMEX—Natural Gas September 2026 Futures	0.9	1,530
RBOB Gasoline May 2026 Futures	2.2	3,791
RBOB Gasoline September 2026 Futures	5.6	9,503
Silver May 2026 Futures	3.8	6,376
Silver September 2026 Futures	0.2	289
Soybean Meal December 2026 Futures	3.1	5,321
Soybean Meal May 2026 Futures	1.9	3,247
Soybean Oil December 2026 Futures	0.7	1,224
Soybean Oil May 2026 Futures	2.4	4,097
Soybeans May 2026 Futures	3.0	5,117
Soybeans November 2026 Futures	6.2	10,592
Sugar No. 11 October 2026 Futures	0.4	646
Wheat September 2026 Futures	2.1	3,655

100	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
WTI Crude May 2026 Futures	1.9%	$3,179
WTI Crude September 2026 Futures	3.5	5,882
Zinc May 2026 Futures	3.7	6,341
Zinc September 2026 Futures	1.4	2,414

Total Long Futures Contracts		$176,923

Cash	(4.1)%	$(6,919)

Total Notional Amount		$170,004

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum July 2026 Futures	3.8%	$6,163
Arabica Coffee July 2026 Futures	1.9	3,132
Brent Crude July 2026 Futures	11.3	18,601
Cocoa July 2026 Futures	0.8	1,353
Copper July 2026 Futures	5.2	8,532
Corn July 2026 Futures	4.9	8,038
Cotton No. 02 July 2026 Futures	1.5	2,461
Gas Oil July 2026 Futures	4.2	6,786
Gold 100 oz. June 2026 Futures	13.2	21,664
Hard Red Winter Wheat July 2026 Futures	1.9	3,033
Lead July 2026 Futures	0.8	1,226
Lean Hogs June 2026 Futures	1.9	3,057
Live Cattle June 2026 Futures	3.4	5,552
New York Harbor ULSD July 2026 Futures	3.1	5,123
Nickel July 2026 Futures	1.8	2,968
NYMEX — Natural Gas July 2026 Futures	6.8	11,082
RBOB Gasoline July 2026 Futures	3.1	5,053
Silver July 2026 Futures	3.3	5,320
Soybean Meal July 2026 Futures	2.6	4,188
Soybean Oil July 2026 Futures	3.3	5,472
Soybeans July 2026 Futures	5.1	8,258
Sugar No. 11 July 2026 Futures	2.6	4,286
Wheat July 2026 Futures	2.8	4,567
WTI Crude July 2026 Futures	8.7	14,258
Zinc July 2026 Futures	2.0	3,193

Total Long Futures Contracts		$163,366

Total Notional Amount		$163,366

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(12)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	3.7%	$5,262
Arabica Coffee May 2026 Futures	1.9	2,701
Brent Crude July 2026 Futures	11.1	15,639
Cocoa May 2026 Futures	0.8	1,115
Copper May 2026 Futures	5.1	7,108
Corn May 2026 Futures	4.7	6,606
Cotton No. 02 May 2026 Futures	1.4	2,008
Gas Oil May 2026 Futures	5.0	6,986
Gold 100 oz. June 2026 Futures	13.0	18,213
Hard Red Winter Wheat May 2026 Futures	1.8	2,498
Lead May 2026 Futures	0.7	1,016
Lean Hogs June 2026 Futures	1.8	2,570
Live Cattle June 2026 Futures	3.3	4,667
New York Harbor ULSD May 2026 Futures	3.7	5,131
Nickel May 2026 Futures	1.8	2,478
NYMEX — Natural Gas May 2026 Futures	5.9	8,311
RBOB Gasoline May 2026 Futures	3.3	4,684
Silver May 2026 Futures	3.2	4,440
Soybean Meal May 2026 Futures	2.5	3,545
Soybean Oil May 2026 Futures	3.3	4,601
Soybeans May 2026 Futures	4.9	6,855
Sugar No. 11 May 2026 Futures	2.5	3,566
Wheat May 2026 Futures	2.7	3,776
WTI Crude May 2026 Futures	10.0	14,045
Zinc May 2026 Futures	1.9	2,689

Total Long Futures Contracts		$140,510

Total Notional Amount		$140,510

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	101

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

(13)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	3.7%	$3,888
Arabica Coffee May 2026 Futures	1.9	1,996
Brent Crude July 2026 Futures	11.1	11,556
Cocoa May 2026 Futures	0.8	824
Copper May 2026 Futures	5.1	5,252
Corn May 2026 Futures	4.7	4,881
Cotton No. 02 May 2026 Futures	1.4	1,484
Gas Oil May 2026 Futures	5.0	5,162
Gold 100 oz. June 2026 Futures	13.0	13,459
Hard Red Winter Wheat May 2026 Futures	1.8	1,846
Lead May 2026 Futures	0.7	751
Lean Hogs June 2026 Futures	1.8	1,899
Live Cattle June 2026 Futures	3.3	3,449
New York Harbor ULSD May 2026 Futures	3.7	3,791
Nickel May 2026 Futures	1.8	1,831
NYMEX — Natural Gas May 2026 Futures	5.9	6,141
RBOB Gasoline May 2026 Futures	3.3	3,461
Silver May 2026 Futures	3.2	3,281
Soybean Meal May 2026 Futures	2.5	2,619
Soybean Oil May 2026 Futures	3.3	3,399
Soybeans May 2026 Futures	4.9	5,065
Sugar No. 11 May 2026 Futures	2.5	2,635
Wheat May 2026 Futures	2.7	2,790
WTI Crude May 2026 Futures	10.0	10,378
Zinc May 2026 Futures	1.9	1,987

Total Long Futures Contracts		$103,825

Total Notional Amount		$103,825

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(14)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum July 2026 Futures	3.8%	$14,153
Arabica Coffee July 2026 Futures	1.9	7,191
Brent Crude July 2026 Futures	11.3	42,716
Cocoa July 2026 Futures	0.8	3,108
Copper July 2026 Futures	5.2	19,593
Corn July 2026 Futures	4.9	18,458
Cotton No. 02 July 2026 Futures	1.5	5,651
Gas Oil July 2026 Futures	4.2	15,583
Gold 100 oz. June 2026 Futures	13.2	49,749
Hard Red Winter Wheat July 2026 Futures	1.9	6,965
Lead July 2026 Futures	0.8	2,815
Lean Hogs June 2026 Futures	1.9	7,019
Live Cattle June 2026 Futures	3.4	12,749
New York Harbor ULSD July 2026 Futures	3.1	11,765
Nickel July 2026 Futures	1.8	6,816
NYMEX — Natural Gas July 2026 Futures	6.8	25,449
RBOB Gasoline July 2026 Futures	3.1	11,604
Silver July 2026 Futures	3.3	12,218
Soybean Meal July 2026 Futures	2.6	9,617
Soybean Oil July 2026 Futures	3.3	12,566
Soybeans July 2026 Futures	5.1	18,963
Sugar No. 11 July 2026 Futures	2.6	9,841
Wheat July 2026 Futures	2.8	10,486
WTI Crude July 2026 Futures	8.7	32,742
Zinc July 2026 Futures	2.0	7,332

Total Long Futures Contracts		$375,149

Total Notional Amount		$375,149

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

102	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(15)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	3.7%	$9,959
Arabica Coffee May 2026 Futures	1.9	5,113
Brent Crude July 2026 Futures	11.1	29,600
Cocoa May 2026 Futures	0.8	2,111
Copper May 2026 Futures	5.1	13,453
Corn May 2026 Futures	4.7	12,504
Cotton No. 02 May 2026 Futures	1.4	3,801
Gas Oil May 2026 Futures	5.0	13,223
Gold 100 oz. June 2026 Futures	13.0	34,474
Hard Red Winter Wheat May 2026 Futures	1.8	4,728
Lead May 2026 Futures	0.7	1,924
Lean Hogs June 2026 Futures	1.8	4,864
Live Cattle June 2026 Futures	3.3	8,834
New York Harbor ULSD May 2026 Futures	3.7	9,711
Nickel May 2026 Futures	1.8	4,691
NYMEX — Natural Gas May 2026 Futures	5.9	15,731
RBOB Gasoline May 2026 Futures	3.3	8,865
Silver May 2026 Futures	3.2	8,403
Soybean Meal May 2026 Futures	2.5	6,709
Soybean Oil May 2026 Futures	3.3	8,708
Soybeans May 2026 Futures	4.9	12,974
Sugar No. 11 May 2026 Futures	2.5	6,750
Wheat May 2026 Futures	2.7	7,148
WTI Crude May 2026 Futures	10.0	26,583
Zinc May 2026 Futures	1.9	5,090

Total Long Futures Contracts		$265,951

Total Notional Amount		$265,951

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(16)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	3.7%	$7,359
Arabica Coffee May 2026 Futures	1.9	3,778
Brent Crude July 2026 Futures	11.1	21,872
Cocoa May 2026 Futures	0.8	1,560
Copper May 2026 Futures	5.1	9,941
Corn May 2026 Futures	4.7	9,239
Cotton No. 02 May 2026 Futures	1.4	2,808
Gas Oil May 2026 Futures	5.0	9,771
Gold 100 oz. June 2026 Futures	13.0	25,474
Hard Red Winter Wheat May 2026 Futures	1.8	3,493
Lead May 2026 Futures	0.7	1,422
Lean Hogs June 2026 Futures	1.8	3,594
Live Cattle June 2026 Futures	3.3	6,528
New York Harbor ULSD May 2026 Futures	3.7	7,176
Nickel May 2026 Futures	1.8	3,466
NYMEX — Natural Gas May 2026 Futures	5.9	11,624
RBOB Gasoline May 2026 Futures	3.3	6,550
Silver May 2026 Futures	3.2	6,209
Soybean Meal May 2026 Futures	2.5	4,957
Soybean Oil May 2026 Futures	3.3	6,434
Soybeans May 2026 Futures	4.9	9,587
Sugar No. 11 May 2026 Futures	2.5	4,988
Wheat May 2026 Futures	2.7	5,282
WTI Crude May 2026 Futures	10.0	19,642
Zinc May 2026 Futures	1.9	3,761

Total Long Futures Contracts		$196,515

Total Notional Amount		$196,515

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	103

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

(17)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	8.8%	$7,513	Cotton No. 02 May 2026 Futures	(15.4)%	$(13,187)
Arabica Coffee May 2026 Futures	10.5	8,967	New York Harbor ULSD May 2026 Futures	(3.8)	(3,261)
Copper May 2026 Futures	19.6	16,700	Nickel May 2026 Futures	(10.9)	(9,309)
Gold 100 oz. June 2026 Futures	3.9	3,362	NYMEX — Natural Gas May 2026 Futures	(29.5)	(25,227)
Lead May 2026 Futures	1.7	1,455	Soybeans May 2026 Futures	(7.6)	(6,459)
Live Cattle June 2026 Futures	15.4	13,206	Wheat May 2026 Futures	(15.6)	(13,304)
RBOB Gasoline May 2026 Futures	3.9	3,297
Silver May 2026 Futures	16.0	13,719
Zinc May 2026 Futures	4.5	3,836

Total Long Futures Contracts		$72,055	Total Short Futures Contracts		$(70,747)

Cash	98.5%	$84,232

		$156,287

Total Notional Amount					$85,540

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(18)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude September 2026 Futures	24.2%	$36,465
Cotton No. 02 May 2026 Futures	1.6	2,422
Gas Oil August 2026 Futures	5.5	8,336
Gold 100 oz. June 2026 Futures	14.6	21,969
Live Cattle June 2026 Futures	5.8	8,794
LME — Copper May 2026 Futures	6.6	9,972
New York Harbor ULSD August 2026 Futures	5.1	7,721
Nickel May 2026 Futures	3.0	4,454
RBOB Gasoline August 2026 Futures	4.8	7,183
Silver May 2026 Futures	3.6	5,355
Soybean Meal May 2026 Futures	9.8	14,778
Soybeans May 2026 Futures	12.5	18,822
Sugar No. 11 May 2026 Futures	2.9	4,302

Total Long Futures Contracts		$150,573

Cash	0.0%	$70

Total Notional Amount		$150,643

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(19)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum June 2026 Futures	10.4%	$13,495
Aluminum September 2026 Futures	3.3	4,313
Arabica Coffee July 2026 Futures	2.8	3,581
Arabica Coffee September 2026 Futures	2.7	3,461
Brent Crude August 2026 Futures	2.0	2,535
Brent Crude November 2026 Futures	3.4	4,340
Copper July 2026 Futures	4.8	6,373
Copper September 2026 Futures	0.2	253
Corn July 2026 Futures	1.9	2,431
Corn September 2026 Futures	0.2	262
Cotton No. 02 December 2026 Futures	0.2	202
Gas Oil August 2026 Futures	2.0	2,520
Gas Oil November 2026 Futures	1.4	1,774
Gold 100 oz. December 2026 Futures	0.6	814
Gold 100 oz. June 2026 Futures	1.9	2,492
Hard Red Winter Wheat September 2026 Futures	2.5	3,177
Lead June 2026 Futures	0.6	716
Lean Hogs October 2026 Futures	3.9	5,094
Live Cattle June 2026 Futures	3.8	4,917
Live Cattle October 2026 Futures	2.9	3,788
New York Harbor ULSD August 2026 Futures	1.9	2,426
New York Harbor ULSD November 2026 Futures	3.9	4,994
Nickel June 2026 Futures	1.4	1,751
Nickel September 2026 Futures	2.5	3,188
NYMEX — Natural Gas September 2026 Futures	0.9	1,135
RBOB Gasoline August 2026 Futures	2.2	2,805
RBOB Gasoline November 2026 Futures	5.3	6,941

104	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Silver July 2026 Futures	4.0%	$5,154
Silver September 2026 Futures	0.2	236
Soybean Meal December 2026 Futures	3.2	4,089
Soybean Meal July 2026 Futures	1.9	2,486
Soybean Oil December 2026 Futures	0.7	932
Soybean Oil July 2026 Futures	2.4	3,136
Soybeans July 2026 Futures	3.0	3,933
Soybeans November 2026 Futures	6.2	8,156
Sugar No. 11 October 2026 Futures	0.4	485
Wheat September 2026 Futures	2.2	2,809
WTI Crude August 2026 Futures	1.8	2,287
WTI Crude November 2026 Futures	3.3	4,217
Zinc June 2026 Futures	3.8	4,890
Zinc September 2026 Futures	1.5	1,872

Total Long Futures Contracts		$134,460

Cash	(4.2)%	$(5,378)

Total Notional Amount		$129,082

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(20)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	3.7%	$5,533
Arabica Coffee May 2026 Futures	1.9	2,840
Brent Crude July 2026 Futures	11.1	16,444
Cocoa May 2026 Futures	0.8	1,172
Copper May 2026 Futures	5.1	7,474
Corn May 2026 Futures	4.7	6,946
Cotton No. 02 May 2026 Futures	1.4	2,111
Gas Oil May 2026 Futures	5.0	7,346
Gold 100 oz. June 2026 Futures	13.0	19,152
Hard Red Winter Wheat May 2026 Futures	1.8	2,626
Lead May 2026 Futures	0.7	1,069
Lean Hogs June 2026 Futures	1.8	2,702
Live Cattle June 2026 Futures	3.3	4,908
New York Harbor ULSD May 2026 Futures	3.7	5,395
Nickel May 2026 Futures	1.8	2,606
NYMEX — Natural Gas May 2026 Futures	5.9	8,739
RBOB Gasoline May 2026 Futures	3.3	4,925
Silver May 2026 Futures	3.2	4,668
Soybean Meal May 2026 Futures	2.5	3,727
Soybean Oil May 2026 Futures	3.3	4,837
Soybeans May 2026 Futures	4.9	7,208
Sugar No. 11 May 2026 Futures	2.5	3,750
Wheat May 2026 Futures	2.7	3,971
WTI Crude May 2026 Futures	10.0	14,767
Zinc May 2026 Futures	1.9	2,828

Total Long Futures Contracts		$147,744

Total Notional Amount		$147,744

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(21)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	3.7%	$11,198
Arabica Coffee May 2026 Futures	1.9	5,749
Brent Crude July 2026 Futures	11.1	33,282
Cocoa May 2026 Futures	0.8	2,373
Copper May 2026 Futures	5.1	15,127
Corn May 2026 Futures	4.7	14,059
Cotton No. 02 May 2026 Futures	1.4	4,273
Gas Oil May 2026 Futures	5.0	14,868
Gold 100 oz. June 2026 Futures	13.0	38,764
Hard Red Winter Wheat May 2026 Futures	1.8	5,316
Lead May 2026 Futures	0.7	2,163
Lean Hogs June 2026 Futures	1.8	5,469
Live Cattle June 2026 Futures	3.3	9,933

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	105

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
New York Harbor ULSD May 2026 Futures	3.7%	$10,919
Nickel May 2026 Futures	1.8	5,275
NYMEX — Natural Gas May 2026 Futures	5.9	17,688
RBOB Gasoline May 2026 Futures	3.3	9,968
Silver May 2026 Futures	3.2	9,449
Soybean Meal May 2026 Futures	2.5	7,543
Soybean Oil May 2026 Futures	3.3	9,791
Soybeans May 2026 Futures	4.9	14,588
Sugar No. 11 May 2026 Futures	2.5	7,590
Wheat May 2026 Futures	2.7	8,037
WTI Crude May 2026 Futures	10.0	29,890
Zinc May 2026 Futures	1.9	5,724

Total Long Futures Contracts		$299,036

Total Notional Amount		$299,036

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(22)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	3.7%	$5,794
Arabica Coffee May 2026 Futures	1.9	2,974
Brent Crude July 2026 Futures	11.1	17,219
Cocoa May 2026 Futures	0.8	1,228
Copper May 2026 Futures	5.1	7,826
Corn May 2026 Futures	4.7	7,274
Cotton No. 02 May 2026 Futures	1.4	2,211
Gas Oil May 2026 Futures	5.0	7,692
Gold 100 oz. June 2026 Futures	13.0	20,056
Hard Red Winter Wheat May 2026 Futures	1.8	2,750
Lead May 2026 Futures	0.7	1,119
Lean Hogs June 2026 Futures	1.8	2,829
Live Cattle June 2026 Futures	3.3	5,139
New York Harbor ULSD May 2026 Futures	3.7	5,649
Nickel May 2026 Futures	1.8	2,729
NYMEX — Natural Gas May 2026 Futures	5.9	9,151
RBOB Gasoline May 2026 Futures	3.3	5,157
Silver May 2026 Futures	3.2	4,888
Soybean Meal May 2026 Futures	2.5	3,903
Soybean Oil May 2026 Futures	3.3	5,065
Soybeans May 2026 Futures	4.9	7,547
Sugar No. 11 May 2026 Futures	2.5	3,927
Wheat May 2026 Futures	2.7	4,158
WTI Crude May 2026 Futures	10.0	15,465
Zinc May 2026 Futures	1.9	2,961

Total Long Futures Contracts		$154,711

Total Notional Amount		$154,711

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(23)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum July 2026 Futures	3.8%	$4,433
Arabica Coffee July 2026 Futures	1.9	2,253
Brent Crude September 2026 Futures	10.3	11,951
Cocoa July 2026 Futures	0.8	973
Copper July 2026 Futures	5.3	6,137
Corn July 2026 Futures	5.0	5,782
Cotton No. 02 July 2026 Futures	1.5	1,770
Gas Oil July 2026 Futures	4.2	4,881
Gold 100 oz. August 2026 Futures	13.5	15,699
Hard Red Winter Wheat July 2026 Futures	1.9	2,182
Lead July 2026 Futures	0.8	882
Lean Hogs July 2026 Futures	1.9	2,244
Live Cattle August 2026 Futures	3.4	3,936
New York Harbor ULSD July 2026 Futures	3.2	3,685
Nickel July 2026 Futures	1.8	2,135
NYMEX — Natural Gas July 2026 Futures	6.9	7,971
RBOB Gasoline July 2026 Futures	3.1	3,635

106	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Silver July 2026 Futures	3.3%	$3,827
Soybean Meal July 2026 Futures	2.6	3,012
Soybean Oil July 2026 Futures	3.4	3,936
Soybeans July 2026 Futures	5.1	5,940
Sugar No. 11 July 2026 Futures	2.7	3,083
Wheat July 2026 Futures	2.8	3,285
WTI Crude July 2026 Futures	8.8	10,256
Zinc July 2026 Futures	2.0	2,297

Total Long Futures Contracts		$116,185

Total Notional Amount		$116,185

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$46	$0	$0	$0	$0	$46
Futures	9,272	0	0	0	4,875	14,147
Swap Agreements	0	0	0	0	4,760	4,760

	$9,318	$0	$0	$0	$9,635	$18,953

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,694	$0	$34,694
Swap Agreements	90,681	0	0	0	1,080	91,761

	$90,681	$0	$0	$34,694	$1,080	$126,455

	$99,999	$0	$0	$34,694	$10,715	$145,408

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$23,009	$0	$0	$0	$0	$23,009
Futures	11,046	0	0	0	4,093	15,139
Swap Agreements	0	0	0	0	2,920	2,920

	$34,055	$0	$0	$0	$7,013	$41,068

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,502	$0	$31,502
Written Options	0	12	0	0	2,988	3,000
Swap Agreements	15,145	0	0	0	3,159	18,304

	$15,145	$12	$0	$31,502	$6,147	$52,806

	$49,200	$12	$0	$31,502	$13,160	$93,874

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$180	$0	$0	$0	$0	$180
Written Options	3,946	0	0	0	0	3,946
Futures	(32,550)	0	0	0	(6,583)	(39,133)
Swap Agreements	0	0	0	0	(4,137)	(4,137)

	$(28,424)	$0	$0	$0	$(10,720)	$(39,144)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(76,066)	$0	$(76,066)
Written Options	0	0	0	0	1,158	1,158
Swap Agreements	917,231	0	0	0	8,068	925,299

	$917,231	$0	$0	$(76,066)	$9,226	$850,391

	$888,807	$0	$0	$(76,066)	$(1,494)	$811,247

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	107

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(254)	$0	$0	$0	$0	$(254)
Written Options	(12,486)	0	0	0	0	(12,486)
Futures	15,278	0	0	0	4,168	19,446
Swap Agreements	0	0	0	0	24,597	24,597

	$2,538	$0	$0	$0	$28,765	$31,303

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,121)	$0	$(1,121)
Written Options	0	5	0	0	(714)	(709)
Swap Agreements	33,287	0	0	0	(15,283)	18,004

	$33,287	$5	$0	$(1,121)	$(15,997)	$16,174

	$35,825	$5	$0	$(1,121)	$12,768	$47,477

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,058	$0	$9,058
Industrials	0	24,102	0	24,102
U.S. Government Agencies	0	714,888	0	714,888
U.S. Treasury Obligations	0	3,335,138	0	3,335,138
Non-Agency Mortgage-Backed Securities	0	44,910	38,982	83,892
Asset-Backed Securities
CMBS Other	0	25,852	0	25,852
Home Equity Other	0	87,469	0	87,469
Home Equity Sequential	0	145	0	145
Manufacturing House ABS Other	0	1,937	0	1,937
Whole Loan Collateral	0	30,842	0	30,842
Other ABS	0	171,252	3,005	174,257
Sovereign Issues	0	397,676	0	397,676
Preferred Securities
Banking & Finance	0	3,852	0	3,852
Short-Term Instruments
Mutual Funds	1,039	0	0	1,039
Repurchase Agreements	0	1,370,762	0	1,370,762
U.S. Treasury Bills	0	179,588	0	179,588

	$1,039	$6,397,471	$41,987	$6,440,497

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,201	$0	$0	$15,201

Total Investments	$16,240	$6,397,471	$41,987	$6,455,698

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12,366	6,126	0	18,492
Over the counter	0	126,455	0	126,455

	$12,366	$132,581	$0	$144,947

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36,184)	(4,576)	0	(40,760)
Over the counter	0	(52,806)	0	(52,806)

	$(36,184)	$(57,382)	$0	$(93,566)

Total Financial Derivative Instruments	$(23,818)	$75,199	$0	$51,381

Totals	$(7,578)	$6,472,670	$41,987	$6,507,079

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

108	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 166.1%

CORPORATE BONDS & NOTES 2.5%

BANKING & FINANCE 1.3%

Ambac Assurance Corp.
5.100% due 12/31/2099 (g)		$28	$37

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,300	703

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	2,300	2,637

Jyske Realkredit AS
1.500% due 10/01/2050	DKK	74,833	9,210
1.500% due 10/01/2053		26,406	3,166
2.000% due 10/01/2053		787	101
2.500% due 10/01/2047		1	0

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		5,564	612
2.000% due 10/01/2053		2,994	384

Nykredit Realkredit AS
1.500% due 10/01/2053		896	93
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		27,479	3,969

Realkredit Danmark AS
1.500% due 10/01/2053		30,061	3,705
2.000% due 10/01/2053		508	61
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		37,309	5,392

			30,071

INDUSTRIALS 1.2%

Beignet Investor LLC
6.581% due 05/30/2049		$19,100	19,653

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	2,500	2,870
6.375% due 06/15/2051		3,400	3,903

			26,426

UTILITIES 0.0%

Petrobras Global Finance BV
7.250% due 03/17/2044		$424	430

Total Corporate Bonds & Notes (Cost $61,088)			56,927

U.S. GOVERNMENT AGENCIES 33.5%

Federal Home Loan Mortgage Corp.
4.500% due 09/01/2052		662	643
5.500% due 08/01/2054		23,446	23,585
6.000% due 03/01/2054 - 08/01/2054		69,192	70,576

Federal Home Loan Mortgage Corp. REMICS
4.481% due 03/15/2050 •		1,863	1,841
4.602% due 11/25/2054 •		6,355	6,396
4.612% due 08/25/2055 •		10,731	10,759
4.662% due 02/25/2055 •		966	975
4.812% due 03/25/2055 •		1,241	1,250
4.912% due 06/25/2055 •		13,183	13,328

Federal National Mortgage Association
4.000% due 08/01/2052		836	789
4.500% due 09/01/2052 - 11/01/2052		1,809	1,753

Federal National Mortgage Association REMICS
4.612% due 11/25/2053 - 03/25/2055 •		3,407	3,430
4.692% due 06/25/2055 •		7,988	8,070
4.812% due 03/25/2055 •		1,627	1,639
4.822% due 03/25/2055 •		2,621	2,643

Government National Mortgage Association
3.500% due 06/20/2052 - 03/20/2056		87,329	80,753

Government National Mortgage Association REMICS
4.323% due 02/20/2074 •		528	528
4.843% due 09/20/2055 •		8,525	8,568

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.927% due 08/20/2068 •	$786	$792

Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 06/01/2056	111,100	104,719
4.500% due 05/01/2056 - 06/01/2056	320,200	308,565
6.000% due 05/01/2056 - 07/01/2056	74,200	75,530
6.500% due 05/01/2056 - 06/01/2056	26,400	27,291

Total U.S. Government Agencies (Cost $753,709)		754,423

U.S. TREASURY OBLIGATIONS 57.3%

U.S. Treasury Bonds
4.750% due 02/15/2056 (o)	4,700	4,585
4.875% due 08/15/2045 (k)	795	792

U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051 (k)(o)	6,221	3,313
0.250% due 02/15/2050 (k)(o)	7,716	4,373
0.625% due 02/15/2043 (o)	9,873	7,282
0.750% due 02/15/2042	24,410	18,826
0.750% due 02/15/2045	28,118	20,223
0.875% due 02/15/2047	21,071	14,961
1.000% due 02/15/2046	15,866	11,781
1.000% due 02/15/2048	17,675	12,708
1.000% due 02/15/2049	14,604	10,349
1.375% due 02/15/2044	25,843	21,375
2.125% due 02/15/2040 (k)(o)	5,372	5,262
2.125% due 02/15/2041 (o)	4,010	3,884
2.125% due 02/15/2054	18,650	16,462
2.375% due 02/15/2055 (k)	16,078	14,959
2.375% due 02/15/2056 (o)	2,609	2,426
2.500% due 01/15/2029 (m)(o)	6,271	6,507
3.375% due 04/15/2032 (o)	55	61
0.125% due 07/15/2026 (m)(o)	9,321	9,456
0.125% due 10/15/2026 (k)	55,579	56,060
0.125% due 04/15/2027	11,979	11,912
0.125% due 01/15/2030 (m)(o)	25,281	24,204
0.125% due 07/15/2030	27,284	25,980
0.125% due 01/15/2031 (m)(o)	3,048	2,867
0.125% due 07/15/2031 (k)	130,015	121,516
0.125% due 01/15/2032 (k)	31,442	28,946
0.250% due 07/15/2029	17,785	17,303
0.375% due 01/15/2027 (m)(o)	15,321	15,352
0.375% due 07/15/2027	18,054	18,054
0.500% due 01/15/2028 (k)	51,947	51,558
0.625% due 07/15/2032 (k)	54,510	51,448
0.750% due 07/15/2028 (k)	38,816	38,713
0.875% due 01/15/2029	21,721	21,568
1.125% due 10/15/2030 (k)	42,629	42,260
1.125% due 01/15/2033 (k)	41,706	40,182
1.250% due 04/15/2028 (k)	35,237	35,385
1.375% due 07/15/2033 (k)	43,154	42,199
1.625% due 10/15/2027 (m)	24,702	25,093
1.625% due 10/15/2029 (k)	84,751	86,118
1.625% due 04/15/2030 (k)	31,160	31,482
1.750% due 01/15/2034	21,689	21,605
1.875% due 07/15/2034 (k)	56,382	56,680
1.875% due 07/15/2035 (k)	100,269	99,810
2.125% due 04/15/2029 (m)	27,547	28,289
2.125% due 01/15/2035 (k)	68,425	69,603
2.375% due 10/15/2028 (k)(m)	35,038	36,285

U.S. Treasury Notes
4.250% due 08/15/2035 (k)	1,195	1,191

Total U.S. Treasury Obligations (Cost $1,342,969)		1,291,248

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%

Alliance Bancorp Trust
4.273% due 07/25/2037 •	390	351

Banc of America Alternative Loan Trust
4.443% due 12/25/2035 •	276	234
6.000% due 06/25/2046	205	179

Banc of America Mortgage Trust
5.092% due 11/25/2035 ~	35	32
5.270% due 08/25/2035 ~	32	31

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.296% due 06/25/2035 ~		$25	$22

BCAP LLC Trust
4.421% due 04/26/2036 ~		172	157

Bear Stearns ARM Trust
4.203% due 07/25/2036 ~		71	62

CHL Mortgage Pass-Through Trust
4.373% due 04/25/2035 •		121	117
6.000% due 03/25/2037		460	188
6.000% due 05/25/2037		322	125
6.000% due 07/25/2037		937	397

Citigroup Mortgage Loan Trust, Inc.
5.500% due 08/25/2034		580	574

Countrywide Alternative Loan Trust
3.985% due 12/20/2046 •		106	96
4.615% due 10/25/2035 ~		7	6
5.500% due 11/25/2035		19	16
5.500% due 01/25/2036		133	70
6.000% due 08/25/2036 •		70	38
6.000% due 04/25/2037		688	491
6.250% due 11/25/2036		57	41

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 þ		311	76

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.093% due 04/25/2037 •		306	217
6.800% due 07/25/2036 þ		132	115

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		49	17

Government National Mortgage Association REMICS
4.443% due 09/20/2075 •		12,101	12,215
4.453% due 10/20/2075 •		7,748	7,813

Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	94	107

GSR Mortgage Loan Trust
4.860% due 09/25/2035 ~		$4	4
6.000% due 11/25/2035		308	94

IndyMac IMSC Mortgage Loan Trust
4.153% due 07/25/2047 •		287	194

Lehman Mortgage Trust
5.081% due 01/25/2036 ~		77	74

MASTR Alternative Loan Trust
4.193% due 03/25/2036 •		411	33

Morgan Stanley Mortgage Loan Trust
5.699% due 06/25/2036 ~		13	13

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~		1,305	1,273

New York Mortgage Trust
4.582% due 05/25/2036 ~		31	26

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	31,600	21,802

Residential Asset Securitization Trust
4.193% due 05/25/2035 •		$310	178
4.193% due 01/25/2046 •		879	233
5.750% due 02/25/2036		172	61
6.250% due 11/25/2036		168	57
6.500% due 06/25/2037		11,538	2,129

Sequoia Mortgage Trust
4.190% due 07/20/2036 •		360	310

Structured Asset Mortgage Investments II Trust
4.213% due 05/25/2036 •		169	120
4.233% due 05/25/2036 •		223	187
4.353% due 02/25/2036 •		176	151

Towd Point Mortgage Trust
2.750% due 10/25/2057 ~		580	573

WaMu Mortgage Pass-Through Certificates Trust
3.988% due 11/25/2036 ~		186	169
3.996% due 02/25/2037 ~		30	26
4.483% due 10/25/2035 ~		396	365
5.686% due 09/25/2033 ~		2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036		232	166

Total Non-Agency Mortgage-Backed Securities (Cost $56,691)			52,027

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	109

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 5.7%

CMBS OTHER 0.2%

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •	$1,611	$1,615

LoanCore Issuer Ltd.
5.222% due 01/17/2037 •	376	376

MF1 LLC
5.827% due 06/19/2037 •	1,513	1,513

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	866	868

		4,372

HOME EQUITY OTHER 0.9%

Argent Securities Trust
4.113% due 05/25/2036 •	1,383	326

Citigroup Mortgage Loan Trust, Inc.
3.953% due 01/25/2037 •	195	146

Countrywide Asset-Backed Certificates
4.293% due 03/25/2037 •	627	624
4.993% due 10/25/2035 •	487	486

Countrywide Asset-Backed Certificates Trust
4.073% due 07/25/2037 •	198	184
4.193% due 09/25/2037 •	53	50
4.253% due 05/25/2037 •	703	660
5.805% due 04/25/2036 ~	23	21

Fremont Home Loan Trust
4.063% due 10/25/2036 •	146	136
4.093% due 10/25/2036 •	3,924	1,549
4.273% due 10/25/2036 •	2,157	851

Home Equity Asset Trust
4.468% due 02/25/2036 •	1,719	1,699

Home Equity Mortgage Loan Asset-Backed Trust
4.013% due 04/25/2037 •	240	190

HSI Asset Securitization Corp. Trust
4.093% due 07/25/2036 •	4,647	1,983

JP Morgan Mortgage Acquisition Trust
4.213% due 10/25/2036 •	8	8

Long Beach Mortgage Loan Trust
4.393% due 01/25/2036 •	957	878

MASTR Asset-Backed Securities Trust
4.273% due 06/25/2036 •	195	64
4.363% due 01/25/2036 •	1,048	1,056

Morgan Stanley ABS Capital I, Inc. Trust
3.863% due 10/25/2036 •	1,379	602
3.903% due 10/25/2036 •	16	8
3.923% due 10/25/2036 •	695	629
4.013% due 10/25/2036 •	1,701	742
4.093% due 06/25/2036 •	1,048	517

Morgan Stanley Mortgage Loan Trust
6.226% due 10/25/2036 þ	172	45

NovaStar Mortgage Funding Trust
4.133% due 11/25/2036 •	141	42

Renaissance Home Equity Loan Trust
4.893% due 09/25/2037 •	4,962	1,954

Residential Asset Securities Corporation Trust
4.043% due 11/25/2036 •	2,770	2,404
4.273% due 08/25/2036 •	403	362

Securitized Asset-Backed Receivables LLC Trust
4.113% due 07/25/2036 •	1,846	594

Soundview Home Loan Trust
3.913% due 11/25/2036 •	112	30
4.198% due 12/25/2036 •	869	856
4.353% due 05/25/2036 •	112	110

Structured Asset Investment Loan Trust
4.513% due 10/25/2035 •	860	850

		20,656

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.253% due 02/25/2037 •	142	27

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.5%

Citigroup Mortgage Loan Trust, Inc.
4.288% due 10/25/2036 •		$2,183	$2,162

First Franklin Mortgage Loan Trust
4.498% due 11/25/2036 •		1,489	1,464

IndyMac INDB Mortgage Loan Trust
3.933% due 07/25/2036 •		697	218

Lehman XS Trust
4.113% due 05/25/2036 •		507	451
4.743% due 06/25/2036 þ		366	357

Securitized Asset-Backed Receivables LLC Trust
4.233% due 10/25/2036 •		9,645	3,158
4.293% due 05/25/2036 •		662	355

Specialty Underwriting & Residential Finance Trust
4.113% due 09/25/2037 •		7,854	3,835

			12,000

OTHER ABS 4.1%

522 Funding CLO Ltd.
4.969% due 10/20/2031 •		6	6

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •		800	800

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		3,400	3,401

Bain Capital Credit CLO Ltd.
4.760% due 10/21/2034 •		1,800	1,801

Barings Euro CLO DAC
3.269% due 10/21/2038 •	EUR	3,900	4,505

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		$900	900

Canyon CLO Ltd.
4.752% due 07/15/2034 •		1,000	1,001

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		1,200	1,204

CIFC Funding Ltd.
4.880% due 10/24/2030 •		3	3

CVC Cordatus Loan Fund XXI DAC
3.068% due 09/22/2034 •	EUR	2,300	2,655

Dryden 35 Euro CLO DAC
3.006% due 01/17/2033 •		327	378

Dryden 64 CLO Ltd.
4.899% due 04/18/2031 •		$123	123

Dryden 69 Euro CLO DAC
3.006% due 10/18/2034 •	EUR	6,800	7,854

Dryden Euro CLO
3.286% due 10/18/2039 •		1,500	1,733

Dunedin Park CLO DAC
2.986% due 11/20/2034 •		700	809

Hayfin Emerald CLO X DAC
3.286% due 10/18/2039 •		1,900	2,195

ICG U.S. CLO Ltd.
4.818% due 10/20/2034 •		$4,700	4,706

Invesco CLO Ltd.
4.818% due 07/20/2035 •		2,050	2,051

KKR CLO 11 Ltd.
5.114% due 01/15/2031 •		113	113

Madison Park Euro Funding XIV DAC
2.816% due 07/15/2032 •	EUR	5,544	6,400

Madison Park Funding XLIX Ltd.
4.718% due 10/19/2034 •		$1,100	1,101

OCP Euro CLO DAC
3.256% due 10/20/2039 •	EUR	1,400	1,618

Palmer Square European Loan Funding DAC
2.974% due 05/15/2034 •		2,304	2,667

Post CLO Ltd.
4.752% due 10/15/2034 •		$3,850	3,854

Providus CLO II DAC
3.176% due 10/15/2038 •	EUR	1,500	1,734

Providus CLO IV DAC
2.846% due 04/20/2034 •		3,158	3,646

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rockford Tower Europe CLO DAC
3.271% due 08/29/2036 •	EUR	2,700	$3,119

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		$1,300	1,301

Romark Credit Funding Ltd.
5.423% due 07/29/2043		1,200	1,207

Silver Rock CLO II Ltd.
4.708% due 01/20/2035 •		1,300	1,300

Sounds Point CLO IV-R Ltd.
5.079% due 04/18/2031 •		391	391

St. Paul’s CLO X DAC
2.827% due 04/22/2035 •	EUR	749	865

Symphony CLO XXIX Ltd.
4.822% due 10/15/2035 •		$800	799

Symphony CLO XXXII Ltd.
4.821% due 10/23/2035		1,500	1,500

Tikehau CLO V DAC
3.216% due 10/15/2038 •	EUR	600	693

Toro European CLO 6 DAC
2.951% due 01/12/2032 •		2,418	2,797

Toro European CLO 7 DAC
2.794% due 02/15/2034 •		4,365	5,039

Trinitas CLO VI Ltd.
4.778% due 01/25/2034 •		$1,700	1,701

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •		1,800	1,802

Trysail CLO Ltd.
4.907% due 10/20/2033 •		600	601

Vibrant CLO XII Ltd.
4.818% due 04/20/2034 •		1,400	1,402

Voya CLO Ltd.
4.728% due 04/20/2034 •		6,300	6,305
4.868% due 07/20/2032 •		289	288
5.029% due 07/14/2031 •		38	38

Voya Euro CLO II DAC
2.976% due 07/15/2035 •	EUR	2,800	3,232

			91,638

Total Asset-Backed Securities (Cost $134,680)			128,693

SOVEREIGN ISSUES 10.3%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	85,800	16,041
0.000% due 10/01/2026 (d)		138,700	25,085

French Republic Government Bonds OAT
0.100% due 07/25/2031 (f)	EUR	13,917	15,603
0.100% due 07/25/2038 (f)		120	115

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		3,342	3,826
1.800% due 05/15/2036 (f)		1,242	1,444

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	2,108,869	13,335
0.100% due 03/10/2029 (f)		7,907,270	49,674

Japan Government Thirty Year Bonds
3.400% due 12/20/2055		3,800,000	22,878

Mexico Government International Bonds
5.850% due 07/02/2032		$900	904
6.625% due 01/29/2038		900	919

Peru Government Bonds
6.150% due 08/12/2032	PEN	1,000	301

U.K. Gilts
4.000% due 10/22/2031	GBP	64,100	82,743

Total Sovereign Issues (Cost $251,636)			232,868

		SHARES
COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.1%

Warner Bros Discovery, Inc. (b)		21,000	577

110	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.0%

Hilton Worldwide Holdings, Inc.	564	$171

Marriott International, Inc. Class A	523	171

Udemy, Inc. (b)	20,500	95

		437

CONSUMER STAPLES 0.0%

Kenvue, Inc.	31,600	545

FINANCIALS 0.0%

Brighthouse Financial, Inc. (b)	2,700	162

HEALTH CARE 0.0%

Amicus Therapeutics, Inc. (b)	17,300	250

INDUSTRIALS 0.1%

CSG Systems International, Inc.	3,100	248

Norfolk Southern Corp.	1,700	488

Qube Holdings Ltd.	67,563	228

Sun Country Airlines Holdings, Inc. (b)	5,900	97

UniFirst Corp.	700	176

		1,237

INFORMATION TECHNOLOGY 0.0%

SEMrush Holdings, Inc. Class A (b)	7,200	86

Silicon Laboratories, Inc. (b)	1,400	291

		377

MATERIALS 0.0%

Allied Gold Corp. (b)	5,349	166

REAL ESTATE 0.0%

CBRE Group, Inc. Class A (b)	1,277	173

Cushman & Wakefield Ltd. (b)	12,584	154

Jones Lang LaSalle, Inc. (b)	606	185

		512

UTILITIES 0.0%

AES Corp.	33,800	476

Total Common Stocks (Cost $4,877)		4,739

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(g)	670,000	672

Total Preferred Securities (Cost $670)		672

REAL ESTATE INVESTMENT TRUSTS 4.0%

REAL ESTATE 4.0%

Acadia Realty Trust	10,637	203

Agree Realty Corp.	8,267	623

Alexandria Real Estate Equities, Inc.	12,616	586

American Assets Trust, Inc.	142	3

American Healthcare REIT, Inc.	27,772	1,310

American Homes 4 Rent	21,204	592

Americold Realty Trust, Inc.	10,377	119

Apartment Investment & Management Co.	773	3

	SHARES	MARKET VALUE (000S)

Apple Hospitality REIT, Inc.	17,881	$206

AvalonBay Communities, Inc.	10,855	1,773

Brandywine Realty Trust	487	1

Brixmor Property Group, Inc.	20,693	596

Broadstone Net Lease, Inc.	22,010	402

BXP, Inc.	9,065	470

Camden Property Trust	8,485	829

CareTrust REIT, Inc.	24,791	909

Centerspace	1,350	78

Chiron Real Estate, Inc.	1,030	34

Community Healthcare Trust, Inc.	77	1

COPT Defense Properties	9,118	279

Cousins Properties, Inc.	13,465	304

CubeSmart	18,527	679

Curbline Properties Corp.	298	8

DiamondRock Hospitality Co.	16,243	152

Digital Realty Trust, Inc.	25,747	4,640

Diversified Healthcare Trust	49,119	326

Douglas Emmett, Inc.	489	5

Easterly Government Properties, Inc.	3,550	76

EastGroup Properties, Inc.	4,737	877

Elme Communities	6,929	14

Empire State Realty Trust, Inc.	414	2

EPR Properties	6,214	310

Equinix, Inc.	7,680	7,528

Equity LifeStyle Properties, Inc.	14,435	901

Equity Residential	26,552	1,571

Essential Properties Realty Trust, Inc.	13,327	405

Essex Property Trust, Inc.	3,983	964

Extra Space Storage, Inc.	17,471	2,291

Federal Realty Investment Trust	7,165	761

First Industrial Realty Trust, Inc.	13,472	779

Four Corners Property Trust, Inc.	315	7

Getty Realty Corp.	161	5

Gladstone Commercial Corp.	146	2

Global Net Lease, Inc.	16,153	151

Healthcare Realty Trust, Inc.	28,920	491

Healthpeak Properties, Inc.	56,972	936

Highwoods Properties, Inc.	5,183	111

Host Hotels & Resorts, Inc.	59,373	1,138

Hudson Pacific Properties, Inc.	231	1

Independence Realty Trust, Inc.	9,450	141

Innovative Industrial Properties, Inc.	2,234	112

Invitation Homes, Inc.	35,780	889

JBG SMITH Properties	175	3

Kilroy Realty Corp.	6,001	169

Kimco Realty Corp.	50,357	1,132

Kite Realty Group Trust	13,629	335

LXP Industrial Trust	4,760	220

Macerich Co.	25,284	478

Medical Properties Trust, Inc.	39,929	185

Mid-America Apartment Communities, Inc.	9,453	1,154

Millrose Properties, Inc.	12,289	344

National Health Investors, Inc.	3,836	310

National Storage Affiliates Trust	5,819	220

NET Lease Office Properties	30	0

NETSTREIT Corp.	288	5

NexPoint Residential Trust, Inc.	65	2

NNN REIT, Inc.	15,558	654

Omega Healthcare Investors, Inc.	28,948	1,268

Park Hotels & Resorts, Inc.	15,641	165

Pebblebrook Hotel Trust	9,139	115

Phillips Edison & Co., Inc.	7,865	294

		SHARES	MARKET VALUE (000S)

Piedmont Realty Trust, Inc.		327	$2

Prologis, Inc.		75,952	10,039

Public Storage		12,985	3,517

Realty Income Corp.		72,448	4,432

Regency Centers Corp.		12,261	928

Rexford Industrial Realty, Inc.		18,459	604

RLJ Lodging Trust		12,097	90

Ryman Hospitality Properties, Inc.		5,038	465

Sabra Health Care REIT, Inc.		19,707	379

Service Properties Trust		12,753	17

Sila Realty Trust, Inc.		167	4

Simon Property Group, Inc.		26,933	5,024

SITE Centers Corp.		156	1

SL Green Realty Corp.		3,953	146

Smartstop Self Storage REIT, Inc.		4,503	136

STAG Industrial, Inc.		15,159	547

Summit Hotel Properties, Inc.		307	1

Sun Communities, Inc.		9,319	1,174

Sunstone Hotel Investors, Inc.		14,960	135

Tanger, Inc.		9,349	318

Terreno Realty Corp.		8,389	515

UDR, Inc.		19,456	657

UMH Properties, Inc.		241	3

Universal Health Realty Income Trust		38	2

Urban Edge Properties		277	6

Ventas, Inc.		43,328	3,543

Veris Residential, Inc.		254	5

Vornado Realty Trust		8,072	210

Welltower, Inc.		59,527	11,769

WP Carey, Inc.		19,597	1,332

Xenia Hotels & Resorts, Inc.		7,612	113

Total Real Estate Investment Trusts (Cost $68,380)			88,761

		OUNCES
COMMODITIES 0.6%

Gold Warehouse Receipts		2,665	12,351

Total Commodities (Cost $4,417)			12,351

		SHARES
SHORT-TERM INSTRUMENTS 49.7%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (i)		576,677	576

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (j) 49.5%
			1,115,300

TURKEY TREASURY BILLS 0.1%
38.690% due 04/07/2026 (c)(d)(e)	TRY	57,000	1,273

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	111

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
3.686% due 05/26/2026 - 07/21/2026 (c)(d)(o)	$2,372	$2,351

Total Short-Term Instruments (Cost $1,119,514)		1,119,500

Total Investments in Securities (Cost $3,798,631)		3,742,209

	SHARES
INVESTMENTS IN AFFILIATES 10.5%

MUTUAL FUNDS 10.3%

PIMCO Commodity Strategy Active Exchange-Traded Fund	2,977,136	96,072

PIMCO Emerging Markets Currency and Short-Term Investments Fund (h)	17,841,264	134,702

Total Mutual Funds (Cost $229,252)		230,774

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	497,274	$4,843

Total Short-Term Instruments (Cost $4,842)		4,843

Total Investments in Affiliates (Cost $234,094)		235,617

Total Investments 176.6% (Cost $4,032,725)		$3,977,826

Financial Derivative Instruments (l)(n) (0.2)% (Cost or Premiums, net $(5,825))		(5,543)

Other Assets and Liabilities, net (76.4)%		(1,719,516)

Net Assets 100.0%		$2,252,767

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Institutional Class Shares of each Fund.

(i)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$445,600	U.S. Treasury Notes 3.875% due 07/31/2030	$(454,593)	$445,600	$445,600
	3.690	03/13/2026	04/07/2026	50,000	U.S. Treasury Notes 0.375% due 09/30/2027	(50,943)	50,000	50,098
	3.690	03/23/2026	04/13/2026	75,000	U.S. Treasury Notes 1.375% due 10/31/2028	(76,831)	75,000	75,069
	3.710	03/31/2026	04/01/2026	444,600	U.S. Treasury Notes 3.500% - 3.875% due 09/30/2029 -07/31/2030	(454,141)	444,600	444,646
	3.720	03/31/2026	04/01/2026	78,900	U.S. Treasury Notes 4.125% due 10/31/2029	(80,521)	78,900	78,908
	3.740	03/31/2026	04/01/2026	100	U.S. Treasury Notes 0.625% due 05/15/2030	(102)	100	100
WAN	3.710	03/31/2026	04/01/2026	21,100	U.S. Treasury Notes 3.500% due 10/31/2027	(21,544)	21,100	21,102

Total Repurchase Agreements						$(1,138,675)	$1,115,300	$1,115,523

112	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	3.770%	03/06/2026	04/06/2026	$(133,177)	$(133,540)
BOO	3.770	02/25/2026	04/01/2026	(13,844)	(13,895)
BSN	3.770	03/06/2026	04/06/2026	(142,177)	(142,564)
CTR	3.750	04/01/2026	04/02/2026	(136,296)	(136,296)
	3.790	03/31/2026	04/01/2026	(125,654)	(125,654)
DEU	3.760	03/02/2026	04/06/2026	(10,034)	(10,066)
	3.760	03/25/2026	04/01/2026	(14,266)	(14,276)
	3.760	03/30/2026	04/06/2026	(10,725)	(10,727)
	3.770	03/03/2026	04/07/2026	(2,606)	(2,614)
	3.770	03/04/2026	04/08/2026	(9,177)	(9,204)
JPS	3.760	03/09/2026	04/20/2026	(9,696)	(9,719)
	3.760	03/10/2026	04/21/2026	(14,198)	(14,231)
	3.760	03/17/2026	04/21/2026	(16,188)	(16,213)
	3.770	02/27/2026	04/06/2026	(3,705)	(3,718)
	3.770	03/04/2026	04/08/2026	(159,099)	(159,566)
RCY	3.770	02/06/2026	04/20/2026	(114,307)	(114,953)

Total Reverse Repurchase Agreements					$(917,236)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	3.740%	04/01/2026	04/08/2026	$(14,577)	$(14,577)
	3.770	03/27/2026	04/06/2026	(13,537)	(13,544)

Total Sale-Buyback Transactions					$(28,121)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(133,540)	$0	$(133,540)	$132,815	$(725)
BOO	0	(13,895)	0	(13,895)	13,699	(196)
BOS	1,094,421	0	0	1,094,421	(1,117,131)	(22,710)
BSN	0	(142,564)	0	(142,564)	142,464	(100)
CTR	0	(261,950)	0	(261,950)	126,774	(135,176)
DEU	0	(46,887)	0	(46,887)	46,430	(457)
JPS	0	(203,447)	0	(203,447)	203,220	(227)
RCY	0	(114,953)	0	(114,953)	114,612	(341)
WAN	21,102	0	0	21,102	(21,544)	(442)

Master Securities Forward Transaction Agreement
BCY	0	0	(28,121)	(28,121)	28,060	(61)

Total Borrowings and Other Financing Transactions	$1,115,523	$(917,236)	$(28,121)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(13,895)	$0	$0	$0	$(13,895)
U.S. Treasury Obligations	(139,930)	(627,115)	0	0	(767,045)

Total	$(153,825)	$(627,115)	$0	$0	$(780,940)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	113

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(28,121)	$0	$0	$(28,121)

Total	$0	$(28,121)	$0	$0	$(28,121)

Total Borrowings	$(153,825)	$(655,236)	$0	$0	$(809,061)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(809,061)

(k)	Securities with an aggregate market value of $808,120 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(662,684) at a weighted average interest rate of 4.151%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(18) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(136,296) is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Oil June 2026 Futures	$56.000	05/14/2026	54	$54	$107	$17

					$107	$17

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put – ICE Crude Oil June 2026 Futures	$60.00	04/27/2026	68	$68	$136	$7
					$136	$7

Total Purchased Options					$243	$24

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Silver December 2026 Futures	$65.000	11/24/2026	49	$245	$(2,309)	$(4,628)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	49	245	(2,295)	(1,783)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	24	120	(398)	(970)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	20	100	(209)	(562)
Put - CME Silver May 2026 Futures	80.000	04/27/2026	4	20	(80)	(166)
Call - NYMEX Crude Oil June 2026 Futures	72.000	05/14/2026	54	54	(106)	(1,239)

					$(5,397)	$(9,348)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call – ICE Crude Oil June 2026 Futures	$79.00	04/27/2026	68	$68	$(136)	$(1,785)

					$(136)	$(1,785)

Total Written Options					$(5,533)	$(11,133)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Arabica Coffee July Futures	07/2026	61	$6,652	$69	$90	$0
Arabica Coffee September Futures	09/2026	61	6,362	(21)	56	0

114	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	741	$55,089	$(332)	$518	$0
Brent Crude August Futures	06/2026	41	3,697	436	0	(189)
Brent Crude December Futures	10/2026	357	28,424	1,791	0	(1,565)
Brent Crude July Futures	05/2026	13	1,250	120	0	(54)
Brent Crude September Futures	07/2026	54	4,639	1,079	0	(261)
California Carbon Allowance Vintage December Futures	12/2026	1,834	52,948	(5,239)	0	(477)
Carbon Emissions December Futures	12/2026	23	1,928	(59)	23	0
Copper July Futures	07/2026	110	15,580	(153)	274	0
Copper September Futures	09/2026	3	429	(16)	8	0
Corn July Futures	07/2026	192	4,495	31	21	0
Corn September Futures	09/2026	21	494	1	2	0
Cotton No. 2 December Futures	12/2026	10	372	8	0	(1)
Cotton No. 2 July Futures	07/2026	26	938	40	0	(5)
Euro-BTP Future June Futures	06/2026	1,371	184,266	(4,982)	2,219	0
Euro-Bund June Futures	06/2026	909	131,743	(764)	1,501	0
Euro-Schatz June Futures	06/2026	1,891	231,139	(446)	306	(11)
Gas Oil June Futures	06/2026	43	4,739	1,751	0	(1)
Gas Oil September Futures	09/2026	69	6,412	1,967	0	(110)
Gold 100 oz. December Futures	12/2026	3	1,434	(115)	37	0
Gold 100 oz. June Futures	06/2026	524	245,159	(4,434)	5,619	(1)
Hard Red Winter Wheat May Futures	05/2026	244	7,753	896	109	(2)
Hard Red Winter Wheat September Futures	09/2026	177	5,856	386	64	0
Henry Hub Natural Gas April Futures	03/2031	3	23	(2)	0	0
Henry Hub Natural Gas August Futures	07/2031	3	26	1	0	0
Henry Hub Natural Gas December Futures	11/2031	3	32	7	0	0
Henry Hub Natural Gas February Futures	01/2031	3	31	6	0	0
Henry Hub Natural Gas January Futures	12/2030	3	34	9	0	0
Henry Hub Natural Gas July Futures	06/2031	3	25	0	0	0
Henry Hub Natural Gas June Futures	05/2031	3	24	(1)	0	0
Henry Hub Natural Gas March Futures	02/2031	3	27	2	0	0
Henry Hub Natural Gas May Futures	04/2031	3	23	(2)	0	0
Henry Hub Natural Gas November Futures	10/2031	3	28	3	0	0
Henry Hub Natural Gas October Futures	09/2031	3	26	1	0	0
Henry Hub Natural Gas September Futures	08/2031	3	26	1	0	0
Iron Ore July Futures	07/2026	395	4,099	5	0	(32)
Iron Ore May Futures	05/2026	98	1,034	18	0	(7)
Lean Hogs October Futures	10/2026	248	9,062	(40)	0	(85)
Live Cattle June Futures	06/2026	128	12,456	392	157	0
Live Cattle October Futures	10/2026	74	6,982	174	51	0
LME Aluminum July Futures	07/2026	415	35,798	1,744	709	(20)
LME Aluminum May Futures	05/2026	399	34,953	4,378	0	0
LME Aluminum September Futures	09/2026	123	10,365	862	677	0
LME Lead Futures July Futures	07/2026	28	1,337	(10)	2	(12)
LME Lead Futures May Futures	05/2026	11	518	(21)	0	0
LME Nickel July Futures	07/2026	123	12,652	662	4	(55)
LME Nickel May Futures	05/2026	161	16,448	191	0	0
LME Nickel September Futures	09/2026	69	7,147	(164)	17	(149)
LME Zinc July Futures	07/2026	198	16,013	348	84	(66)
LME Zinc May Futures	05/2026	217	17,582	267	0	0
LME Zinc September Futures	09/2026	53	4,280	(50)	0	(22)
Natural Gas June Futures	05/2026	12	602	(32)	15	(51)
Natural Gas May Futures	04/2026	95	2,740	(183)	0	(3)
Natural Gas September Futures	08/2026	64	2,096	(127)	0	(51)
New York Harbor June Futures	05/2026	29	4,556	835	0	(83)
New York Harbor September Futures	08/2026	92	12,234	3,557	0	(430)
RBOB Gasoline June Futures	05/2026	41	5,262	1,342	0	(121)
RBOB Gasoline September Futures	08/2026	141	15,680	3,444	0	(508)
Silver December Futures	12/2026	30	11,522	(3,154)	668	0
Silver July Futures	07/2026	30	11,322	(552)	608	0
Silver September Futures	09/2026	1	380	(32)	22	0
Soybean July Futures	07/2026	244	14,469	(66)	134	0
Soybean Meal July Futures	07/2026	265	8,329	(60)	32	0
Soybean Meal May Futures	05/2026	25	791	42	4	0
Soybean November Futures	11/2026	260	15,048	298	175	0
Soybean Oil July December Futures	12/2026	44	1,724	163	9	0
Soybean Oil July Futures	07/2026	140	5,786	219	34	0
Sugar No. 11 July Futures	06/2026	93	1,633	86	0	(8)
Sugar No. 11 October Futures	09/2026	50	899	(5)	0	(5)
U.S. Treasury 5-Year Note June Futures	06/2026	2,149	232,478	(2,990)	302	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	688	78,099	(1,742)	204	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	676	78,796	(2,464)	148	0
Wheat September Futures	09/2026	163	5,202	369	55	0
WTI Crude December Futures	11/2026	297	21,524	(433)	0	(1,298)
WTI Crude June Futures	05/2026	111	10,341	164	0	(318)
WTI Crude September Futures	08/2026	81	6,316	1,251	0	(389)

				$725	$14,958	$(6,390)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	115

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude June Futures	04/2026	33	$(3,431)	$(48)	$113	$0
Euro-Bobl June Futures	06/2026	656	(87,523)	1,168	0	(349)
Euro-Buxl 30-Year Bond June Futures	06/2026	457	(58,242)	485	0	(1,078)
Euro-Oat June Futures	06/2026	1,361	(186,713)	5,141	2	(1,505)
Hard Red Winter Wheat December Futures	12/2026	22	(746)	0	1	(3)
Hard Red Winter Wheat July Futures	07/2026	4	(130)	(12)	0	(2)
Japan Government 10-Year Bond June Futures	06/2026	74	(60,760)	486	14	(130)
LME Aluminum July Futures	07/2026	126	(10,869)	(1,145)	0	0
LME Aluminum May Futures	05/2026	399	(34,953)	(4,285)	0	0
LME Aluminum September Futures	09/2026	28	(2,359)	19	0	0
LME Lead Futures May Futures	05/2026	11	(518)	2	0	0
LME Nickel July Futures	07/2026	75	(7,715)	214	0	0
LME Nickel May Futures	05/2026	161	(16,448)	(616)	0	0
LME Nickel September Futures	09/2026	12	(1,243)	16	0	0
LME Zinc July Futures	07/2026	86	(6,955)	14	0	0
LME Zinc May Futures	05/2026	217	(17,582)	(410)	0	0
LME Zinc September Futures	09/2026	10	(808)	21	0	0
Natural Gas June Futures	05/2026	1	(42)	0	5	0
New York Harbor August Futures	07/2026	41	(5,642)	(815)	188	0
Silver May Futures	05/2026	47	(17,606)	865	0	(948)
Soybean Meal December Futures	12/2026	16	(498)	4	0	(4)
U.S. Treasury 2-Year Note June Futures	06/2026	1,554	(322,370)	1,420	0	(121)
U.S. Treasury 10-Year Note June Futures	06/2026	1,192	(132,368)	417	0	(77)
U.S. Treasury Long-Term Bond June Futures	06/2026	802	(91,328)	2,508	0	(301)
Wheat July Futures	07/2026	2	(63)	(3)	0	(1)
Wheat May Futures	05/2026	126	(3,882)	(468)	0	(58)
WTI Crude December Futures	11/2026	27	(1,957)	(116)	118	0

				$4,862	$441	$(4,577)

Total Futures Contracts				$5,587	$15,399	$(10,967)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	90,600	$(1,909)	$163	$(1,746)	$188	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		28,700	(288)	(692)	(980)	88	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		139,480	(3,460)	(2,486)	(5,946)	365	(28)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	13,680	2	0	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		6,260,000	782	84	866	0	(31)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		385,260	74	6	80	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,933,000	1,201	123	1,324	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	$	37,700	(498)	(834)	(1,332)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		12,450	(157)	(266)	(423)	5	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		300,164	980	1,997	2,977	0	(298)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		6,800	0	56	56	0	(7)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		1,400	0	9	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,312	(6)	(12)	(18)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		30	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		13,000	579	(4)	575	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		2,300	5	30	35	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		2,300	(2)	26	24	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		3,902	10	27	37	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.758	Annual	08/15/2035		34,400	0	207	207	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.768	Annual	08/15/2035		42,600	0	223	223	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	08/15/2035		46,400	0	210	210	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.801	Annual	08/15/2035		52,200	(5)	144	139	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		14,330	900	4,116	5,016	49	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		700	0	18	18	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		41,500	580	407	987	146	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		1,500	0	37	37	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		37,357	278	210	488	132	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		2,800	0	36	36	10	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		500	0	6	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		11,000	683	3,253	3,936	37	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		50,900	1,074	9,845	10,919	173	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,200	511	1,691	2,202	66	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		3,400	0	48	48	13	0
Receive	6-Month EUR-EURIBOR	2.465	Annual	12/08/2027	EUR	26,800	(347)	500	153	0	(14)
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		199,830	(3,322)	(3,948)	(7,270)	1,765	0

116	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	0.190%	Annual	11/04/2052	EUR	3,600	$223	$2,034	$2,257	$0	$(21)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	2,314	2,316	0	(21)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	3,940	4,376	0	(40)
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		24,930	1,095	(839)	256	0	(273)
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		64,480	979	646	1,625	0	(720)
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	478	478	15	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	396	401	13	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	131	131	5	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		37,600	0	845	845	51	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		9,810	(89)	(2,247)	(2,336)	0	(22)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		18,500	(7)	278	271	16	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,600	(33)	260	227	13	0
Receive	CPTFEMU	2.488	Maturity	05/15/2037		50	1	0	1	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	11	12	8	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	85	25	11	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		900	1	5	6	4	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		950	0	(27)	(27)	4	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,900	0	211	211	14	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		4,200	4	462	466	25	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		3,700	25	410	435	22	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		6,600	18	905	923	40	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		2,100	0	237	237	12	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		3,400	31	413	444	20	0
Receive	CPURNSA	2.768	Maturity	05/13/2026	$	11,500	0	1,122	1,122	13	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	523	523	7	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	1,051	1,051	23	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	63	63	2	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(978)	(573)	3	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		1,820	167	(379)	(212)	1	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(570)	(317)	1	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(1,163)	(644)	3	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	103	103	0	(1)
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(1,453)	(998)	4	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(267)	(212)	1	0
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(153)	(885)	(1,038)	2	0
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	28,200	13	554	567	10	0
Pay	UKRPI	3.500	Maturity	08/15/2034		15,600	88	(256)	(168)	0	(98)
Pay	UKRPI	3.466	Maturity	09/15/2034		12,800	(2)	(213)	(215)	0	(100)

Total Swap Agreements							$2,097	$23,429	$25,526	$3,406	$(1,897)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)			Market Value	Variation Margin Liability(3)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$24	$17,385	$3,406	$20,815	$(11,134)	$(11,199)	$(1,897)	$(24,230)

(m)

Securities with an aggregate market value of $43,869 and cash of $60,065 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)	Future styled option variation margin asset of $237 and liablity of $(1) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $1,986 and liability of $(232) for closed futures is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	47,614		$34,760	$531	$0
	04/2026	SGD	34		27	0	0
	04/2026		$2,180	GBP	1,647	0	0
	05/2026	GBP	1,647		$2,180	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	117

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026	BRL	9,782		$1,869	$0	$(20)
	04/2026	CAD	2,387		1,750	34	0
	04/2026	CNH	10,345		1,500	0	(3)
	04/2026	GBP	1,406		1,890	29	0
	04/2026	INR	542,831		5,781	48	0
	04/2026	JPY	391		3	0	0
	04/2026	KRW	1,137,432		777	21	0
	04/2026	PLN	8,273		2,237	8	0
	04/2026	SGD	1,462		1,153	16	0
	04/2026		$1,869	BRL	9,782	19	0
	04/2026		550	CNH	3,790	1	0
	04/2026		24,219	EUR	20,492	0	(534)
	04/2026		5,781	INR	543,802	6	0
	04/2026		5,273	JPY	841,230	28	0
	04/2026		588	MXN	10,828	16	0
	04/2026		856	RON	3,690	0	(20)
	04/2026		4,361	THB	136,170	0	(227)
	05/2026	JPY	838,697		$5,273	0	(28)
	05/2026		$16,513	CNY	114,687	141	0
	05/2026		123	RON	535	0	(2)
	06/2026	ILS	12,519		$4,052	62	0
	06/2026	MXN	122,038		6,819	52	0
	06/2026		$1,869	BRL	9,912	20	0
	06/2026		768	ILS	2,394	0	(5)
	10/2026	BRL	5,800		$1,061	0	(12)

BPS	04/2026		70,512		13,143	0	(470)
	04/2026	CNH	3,658		532	1	0
	04/2026	ILS	12,406		4,018	72	0
	04/2026	KRW	2,857,489		1,902	6	(5)
	04/2026	NZD	16,320		9,653	275	0
	04/2026	PLN	3,271		879	0	(2)
	04/2026	SGD	830		644	0	(1)
	04/2026	THB	426,359		13,185	246	(5)
	04/2026		$7,762	AUD	11,085	0	(114)
	04/2026		13,374	BRL	70,512	238	0
	04/2026		18,663	IDR	315,806,837	1	(61)
	04/2026		2,960	ILS	9,376	22	0
	04/2026		1,908	INR	176,189	0	(47)
	04/2026		1,349	JPY	215,100	7	0
	04/2026		2,201	KRW	3,287,186	4	(19)
	04/2026		3,045	PHP	180,865	0	(61)
	04/2026		10,180	PLN	36,691	0	(296)
	04/2026		710	RON	3,066	0	(16)
	04/2026		1,644	THB	50,863	0	(99)
	04/2026		10,250	TWD	327,625	2	(26)
	04/2026	ZAR	25,139		$1,484	1	0
	05/2026	CNY	452		65	0	(1)
	05/2026	ILS	9,366		2,960	0	(22)
	05/2026	INR	802,730		8,484	0	(35)
	05/2026	TWD	184,445		5,724	0	(26)
	05/2026		$3,320	BRL	17,427	24	0
	05/2026		4,254	IDR	72,418,507	10	0
	05/2026		644	SGD	828	1	0
	05/2026		846	THB	27,773	0	(2)
	06/2026		9,639	IDR	162,270,038	0	(98)
	07/2026	BRL	15,900		$2,954	0	(53)
	10/2026		38,200		6,968	0	(102)

BRC	04/2026	CAD	62		44	0	0
	04/2026	SGD	1,942		1,519	9	0
	04/2026	TRY	256,911		5,579	0	(88)
	04/2026		$121	HKD	949	0	0
	04/2026		5,562	PLN	20,015	0	(171)
	04/2026		3,399	SEK	30,840	0	(141)
	04/2026		3	THB	107	0	0
	04/2026		41,990	TRY	1,869,624	77	0
	04/2026		6,329	ZAR	103,577	0	(216)
	05/2026	TRY	114,542		$2,460	0	(13)
	05/2026		$44	CAD	61	0	0
	05/2026		16	CHF	13	0	0
	05/2026		615	TRY	28,558	1	0

118	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	ILS	143		$47	$1	$0

BSH	04/2026	BRL	78,700		14,470	0	(724)
	04/2026		$15,154	BRL	78,700	40	0
	04/2026		59,544	GBP	44,730	0	(340)
	04/2026		29,904	JPY	4,773,869	176	0
	04/2026		32,201	NZD	55,778	0	(148)
	04/2026		8,690	PLN	31,432	0	(223)
	05/2026	GBP	44,730		$59,541	340	0
	05/2026	JPY	4,759,487		29,904	0	(175)
	05/2026	NZD	55,778		32,237	150	0
	06/2026		$1,661	COP	6,215,793	3	0
	10/2026	BRL	83,900		$15,487	0	(41)

CBK	04/2026	AUD	929		652	11	0
	04/2026	CNH	3,685		534	0	(1)
	04/2026	DKK	177,304		28,059	634	0
	04/2026	EUR	23,353		27,049	56	0
	04/2026	GBP	1,941		2,599	30	0
	04/2026	INR	4,117,041		44,049	570	0
	04/2026	NOK	14,300		1,472	1	(6)
	04/2026	PHP	36,129		598	2	0
	04/2026	SEK	12,205		1,309	19	0
	04/2026	THB	65		2	0	0
	04/2026	TWD	16,545		519	2	0
	04/2026		$3,180	CNH	21,886	1	(4)
	04/2026		1,463	CZK	31,149	4	0
	04/2026		8,251	GBP	6,217	0	(22)
	04/2026		102,920	INR	9,490,166	89	(2,455)
	04/2026		8	THB	238	0	0
	06/2026	COP	11,979,055		$3,085	0	(123)
	06/2026	ILS	3,468		1,125	20	0
	06/2026		$1,188	IDR	19,968,575	0	(14)
	06/2026		11,399	MXN	200,208	0	(296)
	06/2026		598	PHP	36,276	0	(2)
	09/2026		3,557	CLP	3,088,238	0	(221)
	09/2026		4,334	COP	16,777,121	65	0
	09/2026		1,192	MXN	21,314	0	(19)

DUB	04/2026	CNH	11,366		$1,644	0	(7)
	04/2026	ILS	25,031		8,086	123	0
	04/2026	INR	1,618,194		17,166	100	(23)
	04/2026		$20,883	AUD	30,441	120	0
	04/2026		1,770	CNH	12,129	0	(9)
	04/2026		2,212	CZK	46,706	0	(12)
	04/2026		589	HKD	4,604	0	(1)
	04/2026		1,294	HUF	434,778	12	0
	04/2026		18,327	INR	1,729,387	128	(68)
	04/2026		40,018	SGD	51,119	0	(258)
	04/2026		3,870	THB	126,396	0	(33)
	05/2026	AUD	30,441		$20,875	0	(120)
	05/2026	SGD	51,004		40,018	256	0
	05/2026		$1,644	CNH	11,339	7	0
	06/2026	CNY	311		$45	0	0
	06/2026	THB	126,139		3,870	22	0
	06/2026	TWD	1,831		58	1	0
	06/2026		$1,442	IDR	24,511,837	0	(1)

FAR	04/2026	AUD	17,526		$12,421	329	0
	04/2026	CHF	8,106		10,503	365	0
	04/2026	GBP	49,497		66,889	1,376	0
	04/2026	JPY	1,408,683		9,016	140	0
	04/2026	SGD	6		5	0	0
	04/2026		$37,771	JPY	6,028,311	213	0
	04/2026		6,177	PLN	22,293	0	(172)
	04/2026		216	SGD	276	0	(1)
	04/2026		1,278	TWD	41,064	5	0
	05/2026	ILS	15,576		$4,922	0	(38)
	05/2026	JPY	6,010,102		37,771	0	(211)
	05/2026	SGD	275		216	1	0
	06/2026	ILS	8,911		2,891	51	0
	06/2026		$13,006	MXN	226,472	0	(448)
	09/2026		967		17,077	0	(28)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	119

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	04/2026	BRL	433,356		$80,820	$0	$(2,842)
	04/2026	ILS	12,082		3,886	42	0
	04/2026	INR	37,192		408	15	0
	04/2026		$81,165	BRL	433,356	2,496	0
	04/2026		1,473	CNH	10,114	0	(5)
	04/2026		766	HUF	262,057	21	0
	04/2026		507	IDR	8,557,791	0	(2)
	04/2026		4,959	MXN	91,444	140	0
	04/2026		10,060	MYR	39,511	0	(295)
	04/2026		2,872	PLN	10,343	0	(86)
	04/2026		2,147	THB	70,469	0	(8)
	06/2026	IDR	24,343,475		$1,444	13	0
	06/2026	THB	70,344		2,147	1	0
	06/2026		$50,354	BRL	267,704	650	0
	06/2026		2,518	IDR	42,618,090	0	(12)
	06/2026		16,111	MXN	284,441	0	(339)
	07/2026	BRL	54,200		$10,060	0	(192)
	07/2026		$11,524	BRL	61,920	189	0

IND	04/2026	EUR	82,769		$97,733	2,064	0
	04/2026	PLN	2		1	0	0
	04/2026		$305	EUR	259	0	(6)

JPM	04/2026	BRL	44,700		$7,542	0	(1,087)
	04/2026	CNH	18,861		2,728	0	(11)
	04/2026	INR	858,951		9,136	65	0
	04/2026	PLN	17,056		4,647	60	(8)
	04/2026	SGD	49,016		38,875	753	(3)
	04/2026	TRY	10,960		243	0	(3)
	04/2026		$8,506	BRL	44,700	123	0
	04/2026		1,327	CZK	28,296	6	0
	04/2026		9,631	EUR	8,205	0	(147)
	04/2026		687	HKD	5,373	0	(1)
	04/2026		3,832	HUF	1,278,197	8	0
	04/2026		9,136	INR	860,421	20	0
	04/2026		143	KRW	210,492	0	(3)
	04/2026		1,848	MXN	34,039	51	0
	04/2026		1,352	NZD	2,320	0	(19)
	04/2026		2,189	PLN	8,148	6	0
	04/2026		243	TRY	10,970	3	0
	04/2026		15,654	ZAR	261,397	0	(227)
	04/2026	ZAR	98,140		$5,778	3	(18)
	05/2026	AUD	854		585	0	(4)
	05/2026	DKK	176,275		27,193	0	(114)
	05/2026		$1,728	CNH	11,930	8	0
	05/2026		35,305	MXN	632,860	0	(130)
	05/2026		829	SGD	1,067	3	0
	06/2026	ILS	8,673		$2,807	43	0
	06/2026	MXN	60,659		3,381	18	0
	06/2026		$25	IDR	415,896	0	0
	06/2026		732	ILS	2,275	0	(7)
	07/2026	BRL	15,700		$2,902	0	(68)
	10/2026		10,800		1,967	0	(32)

MBC	04/2026	AUD	876		611	7	0
	04/2026	CHF	1,285		1,626	19	0
	04/2026	EUR	3,180		3,656	0	(20)
	04/2026	GBP	1,647		2,191	11	0
	04/2026	JPY	5,450,251		34,515	220	(47)
	04/2026	NOK	3,259		335	0	(1)
	04/2026	SEK	21,155		2,255	21	0
	04/2026	SGD	811		631	0	0
	04/2026		$3,122	AUD	4,474	0	(35)
	04/2026		3,488	CHF	2,743	0	(57)
	04/2026		2,858	EUR	2,464	0	(10)
	04/2026		2,716	GBP	2,034	0	(24)
	04/2026		6,539	INR	609,835	8	(91)
	04/2026		14,197	JPY	2,267,881	93	0
	04/2026		2,259	KRW	3,444,704	32	0
	04/2026		1,481	MXN	27,337	43	0
	04/2026		1,887	NOK	17,995	0	(29)
	04/2026		2,117	SGD	2,709	0	(10)
	05/2026	JPY	1,784,174		$11,191	0	(85)

120	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026		$46	NOK	448	$1	$0
	05/2026		631	SGD	809	0	0
	06/2026	IDR	23,401,626		$1,380	4	0
	06/2026	MXN	7,068		391	0	(1)

MYI	04/2026	INR	311,950		3,313	0	(7)
	04/2026	JPY	4,329		28	1	0
	04/2026	PLN	1,700		480	22	0
	04/2026		$16	INR	1,511	0	0
	04/2026		76	MYR	299	0	(2)
	06/2026	IDR	356,996		$21	0	0

NGF	04/2026	NOK	436		45	0	0
	04/2026		$1,621	TRY	74,316	51	0
	05/2026		4,079		188,537	0	(6)

SCX	04/2026	GBP	137		$183	1	0
	04/2026	JPY	1,107,873		7,102	121	0
	04/2026	KRW	1,787,194		1,195	7	0
	04/2026	NZD	41,778		24,978	970	0
	04/2026	SGD	4		3	0	0
	04/2026	THB	10,658		335	11	0
	04/2026		$36,160	CAD	50,063	0	(170)
	04/2026		11,296	INR	1,028,245	0	(437)
	04/2026		1,688	KRW	2,527,223	0	(7)
	04/2026		1,794	PLN	6,492	0	(46)
	04/2026		12,871	TWD	410,741	0	(36)
	05/2026	CAD	49,994		$36,160	169	0
	06/2026		$4,309	IDR	72,641,825	0	(38)

SOG	04/2026	EUR	8,515		$10,072	231	0
	04/2026	JPY	6,110,613		39,272	769	0
	04/2026		$8,359	CHF	6,661	18	(46)
	04/2026		99,702	EUR	86,397	160	0
	04/2026		1,176	RON	5,091	0	(23)
	04/2026		264	SEK	2,524	2	0
	05/2026	CHF	5,603		$7,015	0	(18)
	05/2026	EUR	86,397		99,858	0	(156)
	05/2026	SEK	2,520		264	0	(2)
	05/2026		$94	EUR	82	0	0
	06/2026	ILS	6,178		$2,002	32	0

SSB	04/2026	AUD	26,670		18,979	578	0
	04/2026	JPY	44,885		288	5	0
	08/2026		$3,317	COP	12,653,375	22	0

UAG	04/2026	PLN	15,631		$4,248	37	0
	04/2026		$2,723	CZK	57,180	0	(29)
	04/2026		12,782	KRW	18,831,353	0	(259)
	04/2026		12,615	PLN	45,640	0	(321)
	04/2026		1,836	THB	59,799	0	(20)
	06/2026	COP	14,806,143		$3,817	0	(148)
	06/2026	ILS	10,110		3,270	48	0
	06/2026	MXN	9,015		502	2	0

Total Forward Foreign Currency Contracts						$18,009	$(17,135)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	15,200	$ (18)	$ (12)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(46)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	121

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	6,200	$(55)	$(19)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	6,200	(55)	(84)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	33,700	(306)	(87)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	33,700	(306)	(505)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	85,100	(780)	(307)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	85,100	(780)	(1,081)

							$(2,282)	$(2,083)

Total Written Options							$(2,386)	$(2,141)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	CBOT Soybean Meal December Futures	$310.350	Maturity	11/20/2026	25,700	$0	$29	$29	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	3,134	$(93)	$97	$4	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		33	(1)	1	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		59	(4)	4	0	0

MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		13,023	0	18	18	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		5,092	(148)	155	7	0

							$(246)	$275	$29	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$	1,900	$0	$(366)	$0	$(366)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		900	0	(170)	0	(170)

								$0	$(536)	$0	$(536)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	DWRTFT Index	1,924	4.070% (SOFR plus a specified spread)	Monthly	04/22/2026	$28,341	$0	$(39)	$0	$(39)
	Receive	DWRTFT Index	2,425	4.140% (SOFR plus a specified spread)	Monthly	05/06/2026	35,730	0	(91)	0	(91)
	Receive	DWRTFT Index	688	4.170% (SOFR plus a specified spread)	Monthly	07/15/2026	10,135	0	(37)	0	(37)
	Receive	DWRTFT Index	434	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026	6,393	0	(24)	0	(24)

CIB	Receive	PIMCODB Index	39,395	0	Monthly	06/15/2026	10,334	0	278	278	0

JPM	Receive	DWRTFT Index	132	4.060% (SOFR plus a specified spread)	Monthly	04/01/2026	2,056	0	(118)	0	(118)

MAC	Receive	PIMCODB Index	84,310	0	Monthly	08/17/2026	20,777	0	377	377	0

MYI	Receive	DWRTFT Index	1,761	4.190% (SOFR plus a specified spread)	Monthly	06/03/2026	25,940	0	(96)	0	(96)
	Receive	DWRTFT Index	1,273	4.140% (SOFR plus a specified spread)	Monthly	07/08/2026	18,752	0	(69)	0	(69)
	Receive	DWRTFT Index	628	4.340% (SOFR plus a specified spread)	Monthly	11/04/2026	9,251	0	(36)	0	(36)

								$0	$145	$655	$(510)

122	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	MLPIREIL Index	188,476	4.290% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$	18,033	$0	$176	$176	$0
	Pay	MLPIREIS Index	192,040	4.140% (FEDL01 plus a specified spread)	Monthly	06/10/2026		17,890	0	48	48	0
CBK	Pay	Coursera, Inc.	16,400	3.850% (SOFR plus a specified spread)	Monthly	12/18/2026		95	0	1	1	0
FAR	Pay	Allegiant Travel Co.	919	3.550% (SOFR less a specified spread)	Monthly	01/12/2027		75	0	0	0	0
RBC	Pay	Kimberly - Clark Corp.	4,622	3.800% (SOFR plus a specified spread)	Monthly	11/06/2026		445	0	(6)	0	(6)
	Pay	Cintas Corp.	540	3.750% (SOFR plus a specified spread)	Monthly	03/12/2027		91	0	0	0	0
	Pay	Union Pacific Corp.	1,700	3.800% (SOFR plus a specified spread)	Monthly	03/24/2027		413	0	0	0	0

									$0	$219	$225	$(6)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	GOLDLNPM Index(6)	4.951%	Maturity	11/15/2027	$22,472	$0	$(579)	$0	$(579)
MYC	Pay	GOLDLNPM Index(6)	4.431	Maturity	10/18/2027	5,650	0	(168)	0	(168)

							$0	$(747)	$0	$(747)

Total Swap Agreements							$(246)	$(615)	$938	$(1,799)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$531	$0	$0	$531	$0	$0	$0	$0	$531	$(300)	$231
BOA	501	0	224	725	(851)	0	0	(851)	(126)	182	56
BPS	910	0	29	939	(1,561)	0	0	(1,561)	(622)	635	13
BRC	88	0	0	88	(629)	(103)	0	(732)	(644)	821	177
BSH	709	0	0	709	(1,651)	0	0	(1,651)	(942)	708	(234)
CBK	1,504	0	1	1,505	(3,163)	0	(770)	(3,933)	(2,428)	6,868	4,440
CIB	0	0	278	278	0	0	0	0	278	(400)	(122)
DUB	769	0	0	769	(532)	0	0	(532)	237	0	237
FAR	2,480	0	0	2,480	(898)	0	0	(898)	1,582	(1,840)	(258)
GLM	3,567	0	0	3,567	(3,781)	(2,026)	0	(5,807)	(2,240)	876	(1,364)
GST	0	0	4	4	0	(12)	0	(12)	(8)	0	(8)
IND	2,064	0	0	2,064	(6)	0	0	(6)	2,058	(2,830)	(772)
JPM	1,170	0	0	1,170	(1,882)	0	(118)	(2,000)	(830)	1,376	546
MAC	0	0	377	377	0	0	0	0	377	(280)	97
MBC	459	0	0	459	(410)	0	0	(410)	49	(40)	9
MYC	0	0	0	0	0	0	(704)	(704)	(704)	473	(231)
MYI	23	0	18	41	(9)	0	(201)	(210)	(169)	4,508	4,339
NGF	51	0	0	51	(6)	0	0	(6)	45	0	45
RBC	0	0	0	0	0	0	(6)	(6)	(6)	0	(6)
SCX	1,279	0	0	1,279	(734)	0	0	(734)	545	(650)	(105)
SOG	1,212	0	0	1,212	(245)	0	0	(245)	967	(1,104)	(137)
SSB	605	0	0	605	0	0	0	0	605	(680)	(75)
UAG	87	0	7	94	(777)	0	0	(777)	(683)	699	16

Total Over the Counter	$18,009	$0	$938	$18,947	$(17,135)	$(2,141)	$(1,799)	$(21,075)

(o)

Securities with an aggregate market value of $17,144 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	123

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$24	$0	$0	$0	$0	$24
Futures	10,683	0	1,144	0	5,558	17,385
Swap Agreements	0	0	0	0	3,406	3,406

	$10,707	$0	$1,144	$0	$8,964	$20,815

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,009	$0	$18,009
Swap Agreements	684	29	225	0	0	938

	$684	$29	$225	$18,009	$0	$18,947

	$11,391	$29	$1,369	$18,009	$8,964	$39,762

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$11,134	$0	$0	$0	$0	$11,134
Futures	7,628	0	0	0	3,571	11,199
Swap Agreements	0	0	0	0	1,897	1,897

	$18,762	$0	$0	$0	$5,468	$24,230

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,135	$0	$17,135
Written Options	0	12	0	0	2,129	2,141
Swap Agreements	747	0	516	0	536	1,799

	$747	$12	$516	$17,135	$2,665	$21,075

	$19,509	$12	$516	$17,135	$8,133	$45,305

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(55)	$0	$0	$0	$0	$(55)
Written Options	871	0	0	0	0	871
Futures	14,138	0	2,190	0	2,962	19,290
Swap Agreements	0	0	0	0	7,481	7,481

	$14,954	$0	$2,190	$0	$10,443	$27,587

124	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,877)	$0	$(4,877)
Written Options	0	0	0	0	968	968
Swap Agreements	7,378	695	4,020	0	0	12,093

	$7,378	$695	$4,020	$(4,877)	$968	$8,184

	$22,332	$695	$6,210	$(4,877)	$11,411	$35,771

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(105)	$0	$0	$0	$0	$(105)
Written Options	(5,730)	0	0	0	0	(5,730)
Futures	20,783	0	0	0	(532)	20,251
Swap Agreements	0	0	0	0	7,781	7,781

	$14,948	$0	$0	$0	$7,249	$22,197

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,209	$0	$3,209
Written Options	0	6	0	0	(537)	(531)
Swap Agreements	(1,846)	(571)	687	0	(26)	(1,756)

	$(1,846)	$(565)	$687	$3,209	$(563)	$922

	$13,102	$(565)	$687	$3,209	$6,686	$23,119

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,071	$0	$30,071
Industrials	0	26,426	0	26,426
Utilities	0	430	0	430
U.S. Government Agencies	0	754,423	0	754,423
U.S. Treasury Obligations	0	1,291,248	0	1,291,248
Non-Agency Mortgage-Backed Securities	0	30,225	21,802	52,027
Asset-Backed Securities
CMBS Other	0	4,372	0	4,372
Home Equity Other	0	20,656	0	20,656
Home Equity Sequential	0	27	0	27
Whole Loan Collateral	0	12,000	0	12,000
Other ABS	0	91,638	0	91,638
Sovereign Issues	0	232,868	0	232,868
Common Stocks
Communication Services	577	0	0	577
Consumer Discretionary	437	0	0	437
Consumer Staples	545	0	0	545
Financials	162	0	0	162
Health Care	250	0	0	250
Industrials	1,009	228	0	1,237
Information Technology	377	0	0	377
Materials	166	0	0	166
Real Estate	512	0	0	512
Utilities	476	0	0	476
Preferred Securities
Banking & Finance	0	672	0	672
Real Estate Investment Trusts
Real Estate	88,761	0	0	88,761
Commodities	0	12,351	0	12,351
Short-Term Instruments
Mutual Funds	576	0	0	576

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Repurchase Agreements	$0	$1,115,300	$0	$1,115,300
Turkey Treasury Bills	0	1,273	0	1,273
U.S. Treasury Bills	0	2,351	0	2,351

	$93,848	$3,626,559	$21,802	$3,742,209

Investments in Affiliates, at Value
Mutual Funds	230,774	0	0	230,774
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,843	0	0	4,843

	$235,617	$0	$0	$235,617

Total Investments	$329,465	$3,626,559	$21,802	$3,977,826

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14,769	4,060	0	18,829
Over the counter	0	18,947	0	18,947

	$14,769	$23,007	$0	$37,776

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21,602)	(2,396)	0	(23,998)
Over the counter	0	(21,075)	0	(21,075)

	$(21,602)	$(23,471)	$0	$(45,073)

Total Financial Derivative Instruments	$(6,833)	$(464)	$0	$(7,297)

Totals	$322,632	$3,626,095	$21,802	$3,970,529

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	125

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund have respectively established the PIMCO Cayman Commodity Fund III Ltd, PIMCO Cayman Commodity Fund I Ltd and PIMCO Cayman Commodity Fund VII Ltd, each a Cayman Islands exempted company (each, a “Commodity Subsidiary” and collectively, the “Commodity Subsidiaries”), which is wholly-owned and controlled by each respective Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiaries.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such

126	PIMCO REAL RETURN STRATEGY FUNDS

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security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Long-Term Real Return Fund	Daily	Monthly

PIMCO Real Return Fund	Daily	Monthly

PIMCO RealEstateRealReturn Strategy Fund	Quarterly	Quarterly

PIMCO CommoditiesPLUS® Strategy Fund	Quarterly	Quarterly

PIMCO CommodityRealReturn Strategy Fund®	Quarterly	Quarterly

PIMCO Inflation Response Multi-Asset Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	127

Notes to Financial Statements	(Cont.)

Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”)

adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Consolidated Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that

128	PIMCO REAL RETURN STRATEGY FUNDS

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day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the

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Notes to Financial Statements	(Cont.)

NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

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Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or

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Notes to Financial Statements	(Cont.)

Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The IRMA Fund may invest substantially all or a significant portion of its assets in Institutional Class or Class M shares of any Underlying PIMCO Funds and may also invest in other Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended March 31, 2026 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Commodity Strategy Active Exchange-Traded Fund	$60,100	$20,055	$0	$0	$15,917	$96,072	$2,047	$0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	118,250	10,615	0	0	5,837	134,702	10,605	0

PIMCO Short-Term Floating NAV Portfolio III	1,934	704,125	(701,200)	(16)	0	4,843	227	0

Totals	$180,284	$734,795	$(701,200)	$(16)	$21,754	$235,617	$12,879	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO CommoditiesPLUS® Strategy Fund	$172,697	$4,443	$(83,116)	$(2,023)	$2,025	$94,026	$4,455	$0

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Long-Term Real Return Fund	$47	$237,381	$(216,400)	$(1)	$(4)	$21,023	$178	$0

PIMCO Real Return Fund	11,409	3,583,526	(3,461,100)	(74)	11	133,772	2,640	0

PIMCO RealEstateRealReturn Strategy Fund	2,022	342,704	(338,200)	(5)	1	6,522	106	0

PIMCO CommoditiesPLUS® Strategy Fund	75,163	1,286,215	(758,000)	(26)	(5)	603,347	7,368	0

PIMCO CommodityRealReturn Strategy Fund®	302,588	1,547,090	(1,834,500)	(5)	28	15,201	2,413	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

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Notes to Financial Statements	(Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a

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government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO Inflation Response Multi-Asset Fund and the PIMCO CommoditiesPLUS® Strategy Fund each may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities.

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Notes to Financial Statements	(Cont.)

Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation

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(depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an

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Notes to Financial Statements	(Cont.)

option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that

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amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes

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Notes to Financial Statements	(Cont.)

periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed

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upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for more detailed description of the risks of investing in a Fund.

	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Allocation	—	—	—	—	—	X

Acquired Fund	—	—	—	—	—	X

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	X	X	—

High Yield and Distressed Company	—	—	—	—	—	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Model	—	—	X	X	X	X

Commodity	X	—	—	X	X	X

Equity	X	X	X	—	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X

Real Estate	—	—	X	—	—	X

Emerging Markets	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X

Currency	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X

Inflation-Indexed Security	X	X	X	—	X	X

Tax	—	—	—	X	X	X

Subsidiary	—	—	—	X	X	X

Value Investing	—	—	—	—	—	X

Arbitrage	—	—	—	—	—	X

Convertible Securities	—	—	—	—	—	X

Small-Cap and Mid-Cap Company	—	—	—	—	—	X

Gold-Related	—	—	—	—	X	X

Oil-Related	—	—	—	X	X	—

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Notes to Financial Statements	(Cont.)

	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Exchange-Traded Fund	—	—	—	—	—	X

Collateralized Loan Obligations	—	X	X	—	X	—

Turnover	X	X	X	X	X	X

Allocation Risk is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. There is no guarantee that a Fund’s asset allocation strategy will be successful or that the markets in which the Fund invests will perform as expected.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

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Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws,

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Notes to Financial Statements	(Cont.)

regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the actual or anticipated effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though a Fund will not receive the principal until maturity.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in a Fund’s subsidiary, a Fund is indirectly exposed to the risks associated with a Fund’s subsidiary’s investments. Fund subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Value Investing Risk is the risk that value stocks may decrease in price or may not increase in price as anticipated by PIMCO if they continue to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected. In addition, disruptions in market conditions or limitations on the Fund’s ability to access certain markets or securities may reduce the effectiveness of arbitrage strategies.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may fluctuate, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

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Gold-Related Risk is the risk that investments in, or tied to the price of, gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates, inflation expectations, currency values or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Oil-Related Risk is the risk that investments in, or tied to the price of, oil may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other things, national and international political changes, currency values, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries. Supply and demand dynamics, technological changes in energy production and market speculation may also affect the volatility of a Fund’s oil-related investments.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and

(vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

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Notes to Financial Statements	(Cont.)

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage;

reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements	(Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class		Class A		Class C		Class R
PIMCO Long-Term Real Return Fund	0.25%	0.25%	0.35%	N/A		0.25%	*	N/A		N/A		N/A
PIMCO Real Return Fund	0.25%	0.20%	0.30%	0.40%	(1)	0.20%		0.35%		0.35%		0.35%
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.40%		0.40%		N/A
PIMCO CommoditiesPLUS® Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	N/A		0.40%	(2)	0.40%	(3)	N/A
PIMCO CommodityRealReturn Strategy Fund®	0.49%	0.25%	0.35%	0.45%	(1)	0.25%		0.40%	(2)	0.40%	(3)	0.40%	(4)
PIMCO Inflation Response Multi-Asset Fund	0.44%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.40%	(2)	N/A		N/A

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
(2)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class A was reduced by 0.05% to 0.40% per annum.
(3)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class C was reduced by 0.05% to 0.40% per annum.
(4)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class R was reduced by 0.05% to 0.40% per annum.
*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended March 31, 2026.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Real Return Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%) and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Real Return Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees

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of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation Response Multi-Asset Fund, PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Real Return Fund	$14

PIMCO RealEstateRealReturn Strategy Fund	0

PIMCO CommoditiesPLUS® Strategy Fund	23

PIMCO CommodityRealReturn Strategy Fund®	24

PIMCO Inflation Response Multi-Asset Fund	10

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the IRMA Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2026, to waive first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees

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Notes to Financial Statements	(Cont.)

of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the IRMA Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $1,529,522.

PIMCO Cayman Commodity Fund III, Ltd. (the “Commodity Subsidiary III”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary III’s portfolio pursuant to which the Commodity Subsidiary III pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the PIMCO CommoditiesPLUS® Strategy Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary III to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary III is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $9,081,377. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary III.

PIMCO Cayman Commodity Fund I, Ltd. (the “Commodity Subsidiary I”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary I’s portfolio pursuant to which the Commodity Subsidiary I pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the PIMCO CommodityRealReturn Strategy Fund®’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary I to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary I is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $4,924,899. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary I.

PIMCO Cayman Commodity Fund VII, Ltd. (the “Commodity Subsidiary VII”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary VII’s portfolio pursuant to which the Commodity Subsidiary VII pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the IRMA Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary VII to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary VII is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/ or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $4,201,304. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary VII.

PIMCO has contractually agreed, through July 31, 2026, for the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund to waive their Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the respective Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

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11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Long-Term Real Return Fund	$792,918	$1,040,057	$17,884	$21,177

PIMCO Real Return Fund	17,249,184	17,625,846	527,691	541,497

PIMCO RealEstateRealReturn Strategy Fund	1,097,048	1,101,143	112,095	131,157

PIMCO CommoditiesPLUS® Strategy Fund	4,483,915	4,480,042	307,712	1,623,592

PIMCO CommodityRealReturn Strategy Fund®	9,196,682	8,750,825	323,738	223,870

PIMCO Inflation Response Multi-Asset Fund	6,697,679	6,299,045	270,898	660,395

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Long-Term Real Return Fund				PIMCO Real Return Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,212	$59,989	11,469	$136,297	124,022	$1,285,251	117,432	$1,184,562

I-2	182	2,154	376	4,602	18,193	188,391	18,586	187,030

I-3	N/A	N/A	N/A	N/A	5,414	56,203	186	1,873

Administrative Class	N/A	N/A	N/A	N/A	7,027	72,862	8,681	87,703

Class A	N/A	N/A	N/A	N/A	12,417	128,390	12,338	124,729

Class C	N/A	N/A	N/A	N/A	197	2,032	164	1,649

Class R	N/A	N/A	N/A	N/A	2,275	23,547	2,604	26,326
Issued as reinvestment of distributions

Institutional Class	1,383	16,079	1,740	20,949	17,238	178,564	18,686	187,845

I-2	24	275	33	399	1,563	16,194	1,739	17,484

I-3	N/A	N/A	N/A	N/A	80	830	70	701

Administrative Class	N/A	N/A	N/A	N/A	920	9,524	1,113	11,178

Class A	N/A	N/A	N/A	N/A	2,351	24,341	2,809	28,205

Class C	N/A	N/A	N/A	N/A	69	714	107	1,070

Class R	N/A	N/A	N/A	N/A	437	4,522	510	5,117
Cost of shares redeemed

Institutional Class	(23,011)	(269,027)	(11,092)	(135,896)	(125,871)	(1,302,174)	(163,857)	(1,648,619)

I-2	(210)	(2,434)	(594)	(7,249)	(16,101)	(166,699)	(30,341)	(306,159)

I-3	N/A	N/A	N/A	N/A	(3,866)	(39,995)	(869)	(8,751)

Administrative Class	N/A	N/A	N/A	N/A	(10,207)	(105,816)	(16,295)	(163,756)

Class A	N/A	N/A	N/A	N/A	(22,202)	(229,743)	(30,156)	(303,493)

Class C	N/A	N/A	N/A	N/A	(1,123)	(11,611)	(2,162)	(21,772)

Class R	N/A	N/A	N/A	N/A	(3,970)	(40,978)	(4,190)	(42,276)

Net increase (decrease) resulting from Fund share transactions	(16,420)	$(192,964)	1,932	$19,102	8,863	$94,349	(62,845)	$(629,354)

152	PIMCO REAL RETURN STRATEGY FUNDS

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	PIMCO RealEstateRealReturn Strategy Fund				PIMCO CommoditiesPLUS® Strategy Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	6,856	$182,448	5,499	$147,419	92,128	$694,659	95,206	$655,248

I-2	37	957	508	12,675	137,893	919,779	122,153	824,188

I-3	0	10	1	35	5,209	34,792	2,363	15,834

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	291	6,301	201	4,189	5,676	36,995	9,879	64,093

Class C	17	248	8	119	692	3,891	605	3,266

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	178	4,942	333	8,703	7,068	50,235	23,726	158,006

I-2	5	125	14	362	9,535	66,476	25,951	169,531

I-3	0	9	1	25	166	1,166	300	1,951

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	46	1,014	102	2,137	289	1,926	1,184	7,466

Class C	2	31	7	104	31	173	151	800

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(7,288)	(194,782)	(7,362)	(191,021)	(76,237)	(535,037)	(120,440)	(816,528)

I-2	(239)	(6,065)	(665)	(16,768)	(106,771)	(712,989)	(79,034)	(529,149)

I-3	(13)	(359)	(25)	(609)	(1,772)	(12,169)	(1,162)	(7,774)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(732)	(15,805)	(1,219)	(25,357)	(9,576)	(60,866)	(8,895)	(57,375)

Class C	(102)	(1,492)	(152)	(2,174)	(877)	(4,792)	(919)	(4,998)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(942)	$(22,418)	(2,749)	$(60,161)	63,454	$484,239	71,068	$484,559

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Notes to Financial Statements	(Cont.)

PIMCO CommodityRealReturn Strategy Fund®				PIMCO Inflation Response Multi-Asset Fund

Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

36,737	$544,722	38,187	$512,856	61,856	$567,754	40,629	$339,187

38,473	555,593	26,563	353,800	3,927	35,866	2,221	18,469

839	12,773	2,081	27,684	1,474	13,373	1,711	14,172

2,498	34,508	3,114	39,960	N/A	N/A	N/A	N/A

3,085	42,424	3,462	43,671	1,273	11,112	542	4,433

178	2,155	223	2,475	N/A	N/A	N/A	N/A

631	8,268	322	3,863	N/A	N/A	N/A	N/A

8,367	117,555	4,607	61,428	5,453	49,409	7,461	61,316

5,044	70,511	1,891	24,954	107	968	158	1,296

243	3,382	118	1,554	55	501	54	446

720	9,621	243	3,087	N/A	N/A	N/A	N/A

1,053	13,879	435	5,454	80	710	111	889

158	1,813	60	660	N/A	N/A	N/A	N/A

186	2,315	68	806	N/A	N/A	N/A	N/A

(60,718)	(870,844)	(165,480)	(2,165,030)	(44,629)	(404,341)	(52,984)	(441,350)

(25,918)	(378,605)	(29,262)	(388,587)	(3,390)	(31,102)	(6,139)	(51,189)

(1,019)	(14,747)	(2,164)	(28,601)	(695)	(6,123)	(697)	(5,797)

(3,252)	(45,190)	(2,305)	(29,499)	N/A	N/A	N/A	N/A

(5,245)	(72,135)	(8,132)	(102,645)	(992)	(8,720)	(2,105)	(16,978)

(877)	(10,495)	(1,086)	(11,934)	N/A	N/A	N/A	N/A

(816)	(10,737)	(779)	(9,281)	N/A	N/A	N/A	N/A

367	$16,766	(127,834)	$(1,653,325)	24,519	$229,407	(9,038)	$(75,106)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Long-Term Real Return Fund	0	4	0%	69%

PIMCO Real Return Fund	2	0	37%	0%

PIMCO RealEstateRealReturn Strategy Fund	0	2	0%	50%

PIMCO CommoditiesPLUS® Strategy Fund	2	0	72%	0%

PIMCO CommodityRealReturn Strategy Fund®	2	0	37%	0%

PIMCO Inflation Response Multi-Asset Fund	1	0	56%	0%

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiaries, each a Cayman Islands exempted company, were incorporated as wholly-owned subsidiaries acting as investment vehicles for the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset

154	PIMCO REAL RETURN STRATEGY FUNDS

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Fund, respectively (each, a “Fund” and collectively, the “Funds”) in order to effect certain investments for each Fund consistent with each Fund’s investment objectives and policies as specified in each Fund’s prospectus and statement of additional information. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of each Fund and its respective Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Funds and the Commodity Subsidiaries, comprising the entire issued share capital of the respective Commodity Subsidiary, with the intent that each Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by the each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Fund.

Fund Name	Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†

PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III Ltd.	04/14/2010	26.7%

PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I Ltd.	07/21/2006	35.0%

PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.3%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income.

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Notes to Financial Statements	(Cont.)

Based on the reasoning in such rulings, a Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. Each Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, a Fund with a Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Funds’ recognition of its Commodity Subsidiary’s “subpart F income” will increase the Funds’ tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Funds’ tax basis in its Commodity Subsidiary. “Subpart F income” is generally treated by a Fund as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by Commodity Subsidiary, such loss is not generally available to offset the income earned by such Commodity Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to a

Fund or if the Funds’ income from in the subsidiary is derived with respect to the Funds’ business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of a Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of a Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If a Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of a Fund’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Long-Term Real Return Fund	$1,777	$0	$(34,074)	$0	$(214,359)	$0	$0	$(246,656)

PIMCO Real Return Fund	6,320	0	(527,360)	(337)	(763,860)	0	0	(1,285,237)

PIMCO RealEstateRealReturn Strategy Fund	11,714	0	22,883	0	(63,656)	0	0	(29,059)

PIMCO CommoditiesPLUS® Strategy Fund	1,756,044	0	17,742	0	(137,053)	0	0	1,636,733

PIMCO CommodityRealReturn Strategy Fund®	968,552	0	(3,888)	0	(1,082,556)	0	0	(117,892)

PIMCO Inflation Response Multi-Asset Fund	371,367	0	(67,078)	0	(83,648)	0	0	220,641

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, hyperinflationary investments, and controlled foreign corporation (CFC) transactions.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

156	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2026

As of March 31, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Long-Term Real Return Fund*	$98,548	$115,811

PIMCO Real Return Fund	439,620	324,240

PIMCO RealEstateRealReturn Strategy Fund	60,089	3,567

PIMCO CommoditiesPLUS® Strategy Fund*	63,228	73,825

PIMCO CommodityRealReturn Strategy Fund®	420,158	662,398

PIMCO Inflation Response Multi-Asset Fund	67,080	16,568

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Long-Term Real Return Fund	$368,576	$11,956	$(46,117)	$(34,161)

PIMCO Real Return Fund	9,570,171	306,216	(831,612)	(525,396)

PIMCO RealEstateRealReturn Strategy Fund	945,640	96,037	(73,232)	22,805

PIMCO CommoditiesPLUS® Strategy Fund	7,785,653	226,117	(207,237)	18,880

PIMCO CommodityRealReturn Strategy Fund®	6,571,909	313,290	(322,994)	(9,704)

PIMCO Inflation Response Multi-Asset Fund	4,061,959	185,197	(251,455)	(66,258)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, hyperinflationary investments, and controlled foreign corporation (CFC) transactions.

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Long-Term Real Return Fund	$16,359	$0	$0	$21,352	$0	$0

PIMCO Real Return Fund	252,594	0	0	266,502	0	4,955

PIMCO RealEstateRealReturn Strategy Fund	6,211	0	0	11,500	0	0

PIMCO CommoditiesPLUS® Strategy Fund	128,005	0	0	362,509	0	0

PIMCO CommodityRealReturn Strategy Fund®	255,723	0	0	114,012	0	0

PIMCO Inflation Response Multi-Asset Fund	52,455	0	0	65,056	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	157

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Long-Term Real Return Fund,

PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS Strategy Fund,

PIMCO CommodityRealReturn Strategy Fund and PIMCO Inflation Response Multi-Asset Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations, of changes in net assets and, for the funds indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations, the changes in each of their net assets and, for the funds indicated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO Long-Term Real Return Fund (1)

PIMCO Real Return Fund (2)

PIMCO RealEstateRealReturn Strategy Fund (1)

PIMCO CommoditiesPLUS Strategy Fund (2)*

PIMCO CommodityRealReturn Strategy Fund (1)*

PIMCO Inflation Response Multi-Asset Fund (1)*

(1)	Statement of operations and statement of cash flows for the year ended March 31, 2026, and statement of changes in net assets for the years ended March 31, 2026 and 2025
(2)	Statement of operations for the year ended March 31, 2026, and statement of changes in net assets for the years ended March 31, 2026 and 2025
*	The financial statements for PIMCO CommoditiesPLUS Strategy Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO Inflation Response Multi-Asset Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

158	PIMCO REAL RETURN STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RCY	Royal Bank of Canada

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	STR	State Street FICC Repo

BUS	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	WAN	Wells Fargo Bank, N.A. - FICC Rep

CTR	Citigroup Global Markets, Inc. - FICC Rep	MYC	Morgan Stanley Bank, N.A.

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira

CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

CBOT	Chicago Board of Trade	LME	London Metal Exchange	OTC	Over the Counter

CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:

BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MLPIREIS	Merrill Lynch Custom Equity Index

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	OPIS	Oil Price Information Service

BCOMTR	Bloomberg Commodity Index Total Return	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	PIMCODB	PIMCO Custom Commodity Basket

BCOMTR1	Bloomberg Custom Commodity Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	PIMCODBU	PIMCO Custom Commodity Basket

BCOMTR2	Bloomberg Custom Commodity Index	EUR003M	3 Month EUR Swap Rate	RBCAEC0T	Custom Commodity Forward Index

Bobl	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	RBCAECR1	Custom Commodity Forward Index

Brent	Brent Crude	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCAECT0	Custom Commodity Forward Index

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	SNG GA	Singapore Gasoil (Platts)

CAONINDX	Bloomberg CORRA Compounded Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	SNG KEROS	Singapore Jet Kerosene (Platts)

CDX.HY	Credit Derivatives Index - High Yield	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index - Investment Grade	JMABFNJ2	J.P. Morgan Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index

CIXBSTR3	Custom Commodity Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate

CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER

CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	MLPIREIL	Merrill Lynch Custom Equity Index	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	REMIC	Real Estate Mortgage Investment Conduit

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBA	To-Be-Announced

CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce	WTI	West Texas Intermediate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	159

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Long-Term Real Return Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0619	$0.0000	$0.0000	$0.0619

November 2025	$0.0503	$0.0000	$0.0000	$0.0503

December 2025	$0.0554	$0.0000	$0.0000	$0.0554

January 2026	$0.0010	$0.0000	$0.0000	$0.0010

February 2026	$0.0009	$0.0000	$0.0000	$0.0009

March 2026	$0.0017	$0.0000	$0.0000	$0.0017

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0609	$0.0000	$0.0000	$0.0609

November 2025	$0.0493	$0.0000	$0.0000	$0.0493

December 2025	$0.0544	$0.0000	$0.0000	$0.0544

January 2026	$0.0000	$0.0000	$0.0000	$0.0000

February 2026	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0008	$0.0000	$0.0000	$0.0008

PIMCO Real Return Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0389	$0.0000	$0.0000	$0.0389

November 2025	$0.0325	$0.0000	$0.0000	$0.0325

December 2025	$0.0362	$0.0000	$0.0000	$0.0362

January 2026	$0.0080	$0.0000	$0.0000	$0.0080

February 2026	$0.0072	$0.0000	$0.0000	$0.0072

March 2026	$0.0077	$0.0000	$0.0000	$0.0077

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0380	$0.0000	$0.0000	$0.0380

November 2025	$0.0317	$0.0000	$0.0000	$0.0317

December 2025	$0.0352	$0.0000	$0.0000	$0.0352

January 2026	$0.0071	$0.0000	$0.0000	$0.0071

February 2026	$0.0064	$0.0000	$0.0000	$0.0064

March 2026	$0.0068	$0.0000	$0.0000	$0.0068

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0375	$0.0000	$0.0000	$0.0375

November 2025	$0.0313	$0.0000	$0.0000	$0.0313

December 2025	$0.0346	$0.0000	$0.0000	$0.0346

January 2026	$0.0067	$0.0000	$0.0000	$0.0067

February 2026	$0.0060	$0.0000	$0.0000	$0.0060

March 2026	$0.0064	$0.0000	$0.0000	$0.0064

160	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0365	$0.0000	$0.0000	$0.0365

November 2025	$0.0305	$0.0000	$0.0000	$0.0305

December 2025	$0.0339	$0.0000	$0.0000	$0.0339

January 2026	$0.0057	$0.0000	$0.0000	$0.0057

February 2026	$0.0052	$0.0000	$0.0000	$0.0052

March 2026	$0.0056	$0.0000	$0.0000	$0.0056

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0351	$0.0000	$0.0000	$0.0351

November 2025	$0.0293	$0.0000	$0.0000	$0.0293

December 2025	$0.0325	$0.0000	$0.0000	$0.0325

January 2026	$0.0044	$0.0000	$0.0000	$0.0044

February 2026	$0.0040	$0.0000	$0.0000	$0.0040

March 2026	$0.0043	$0.0000	$0.0000	$0.0043

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0304	$0.0000	$0.0000	$0.0304

November 2025	$0.0253	$0.0000	$0.0000	$0.0253

December 2025	$0.0279	$0.0000	$0.0000	$0.0279

January 2026	$0.0000	$0.0000	$0.0000	$0.0000

February 2026	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0328	$0.0000	$0.0000	$0.0328

November 2025	$0.0273	$0.0000	$0.0000	$0.0273

December 2025	$0.0302	$0.0000	$0.0000	$0.0302

January 2026	$0.0022	$0.0000	$0.0000	$0.0022

February 2026	$0.0020	$0.0000	$0.0000	$0.0020

March 2026	$0.0021	$0.0000	$0.0000	$0.0021

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0994	$0.0000	$0.0000	$0.0994

March 2026	$0.0837	$0.0000	$0.0000	$0.0837

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0931	$0.0000	$0.0000	$0.0931

March 2026	$0.0774	$0.0000	$0.0000	$0.0774

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0888	$0.0000	$0.0000	$0.0888

March 2026	$0.0744	$0.0000	$0.0000	$0.0744

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	161

Distribution Information	(Cont.)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0797	$0.0000	$0.0000	$0.0797

March 2026	$0.0659	$0.0000	$0.0000	$0.0659

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0550	$0.0000	$0.0000	$0.0550

March 2026	$0.0520	$0.0000	$0.0000	$0.0520

PIMCO CommoditiesPLUS® Strategy Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0561	$0.0000	$0.0000	$0.0561

March 2026	$0.0373	$0.0000	$0.0000	$0.0373

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0544	$0.0000	$0.0000	$0.0544

March 2026	$0.0357	$0.0000	$0.0000	$0.0357

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0534	$0.0000	$0.0000	$0.0534

March 2026	$0.0350	$0.0000	$0.0000	$0.0350

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0489	$0.0000	$0.0000	$0.0489

March 2026	$0.0312	$0.0000	$0.0000	$0.0312

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0388	$0.0000	$0.0000	$0.0388

March 2026	$0.0248	$0.0000	$0.0000	$0.0248

PIMCO CommodityRealReturn Strategy Fund®
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2818	$0.0000	$0.0000	$0.2818

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2789	$0.0000	$0.0000	$0.2789

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2757	$0.0000	$0.0000	$0.2757

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

162	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2720	$0.0000	$0.0000	$0.2720

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2669	$0.0000	$0.0000	$0.2669

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2436	$0.0000	$0.0000	$0.2436

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2594	$0.0000	$0.0000	$0.2594

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO Inflation Response Multi-Asset Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1090	$0.0000	$0.0000	$0.1090

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1065	$0.0000	$0.0000	$0.1065

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1057	$0.0000	$0.0000	$0.1057

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0991	$0.0000	$0.0000	$0.0991

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	163

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Long-Term Real Return Fund	0.00%	0.00%	$14,951	$0

PIMCO Real Return Fund	0.00%	0.00%	216,291	0

PIMCO RealEstateRealReturn Strategy Fund	1.00%	2.83%	6,211	0

PIMCO CommoditiesPLUS® Strategy Fund	0.00%	0.00%	128,005	0

PIMCO CommodityRealReturn Strategy Fund®	0.00%	0.00%	146,995	0

PIMCO Inflation Response Multi-Asset Fund	0.00%	0.00%	52,455	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

164	PIMCO REAL RETURN STRATEGY FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	165

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

166	PIMCO REAL RETURN STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	167

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSREALRTNFSTMAR_033126

PIMCO FUNDS

Annual

Financial and Other Information

March 31, 2026

PIMCO TRENDS Managed Futures Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Fund, issuers in which it invests and other market participants and Fund service providers. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status
PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	04/27/18	12/31/13	05/26/23	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the

Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights	PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended ^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

03/31/2026	$9.97	$0.19	$0.95	$1.14	$0.00	$0.00	$0.00	$0.00

03/31/2025	11.14	0.25	(1.42)	(1.17)	0.00	0.00	0.00	0.00

03/31/2024	10.50	0.16	0.48	0.64	0.00	0.00	0.00	0.00

03/31/2023	12.48	0.08	(0.50)	(0.42)	(1.42)	(0.14)	0.00	(1.56)

03/31/2022	10.61	(0.13)	2.38	2.25	(0.25)	(0.13)	0.00	(0.38)
I-2

03/31/2026	9.90	0.18	0.94	1.12	0.00	0.00	0.00	0.00

03/31/2025	11.08	0.24	(1.42)	(1.18)	0.00	0.00	0.00	0.00

03/31/2024	10.45	0.15	0.48	0.63	0.00	0.00	0.00	0.00

03/31/2023	12.44	0.06	(0.50)	(0.44)	(1.41)	(0.14)	0.00	(1.55)

03/31/2022	10.58	(0.14)	2.37	2.23	(0.24)	(0.13)	0.00	(0.37)
I-3

03/31/2026	9.92	0.17	0.94	1.11	0.00	0.00	0.00	0.00

03/31/2025	11.10	0.24	(1.42)	(1.18)	0.00	0.00	0.00	0.00

03/31/2024	10.47	0.14	0.49	0.63	0.00	0.00	0.00	0.00

03/31/2023	12.46	0.05	(0.49)	(0.44)	(1.41)	(0.14)	0.00	(1.55)

03/31/2022	10.60	(0.16)	2.39	2.23	(0.24)	(0.13)	0.00	(0.37)
Class A

03/31/2026	9.74	0.14	0.93	1.07	0.00	0.00	0.00	0.00

03/31/2025	10.93	0.21	(1.40)	(1.19)	0.00	0.00	0.00	0.00

03/31/2024	10.34	0.12	0.47	0.59	0.00	0.00	0.00	0.00

03/31/2023	12.33	0.01	(0.48)	(0.47)	(1.38)	(0.14)	0.00	(1.52)

03/31/2022	10.49	(0.18)	2.36	2.18	(0.21)	(0.13)	0.00	(0.34)
Class C

03/31/2026	9.76	0.06	0.93	0.99	0.00	0.00	0.00	0.00

03/31/2025	11.03	0.12	(1.39)	(1.27)	0.00	0.00	0.00	0.00

05/26/2023 - 03/31/2024	11.13	0.04	(0.14)	(0.10)	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$11.11	11.43%	$1,533,659	1.51%		1.74%		1.40%		1.63%		1.85%	1,004%

9.97	(10.50)	1,716,208	1.54		1.76		1.40		1.62		2.43	919

11.14	6.10	2,420,423	2.36		2.57		1.40		1.61		1.53	637

10.50	(4.25)	3,088,384	1.90		2.08		1.41		1.59		0.64	433

12.48	21.48	2,211,453	1.46		1.70		1.40		1.64		(1.15)	35

11.02	11.31	169,413	1.61		1.84		1.50		1.73		1.74	1,004

9.90	(10.65)	244,407	1.64		1.86		1.50		1.72		2.34	919

11.08	6.03	370,453	2.51	(e)	2.72	(e)	1.50	(e)	1.71	(e)	1.43	637

10.45	(4.42)	722,203	2.00		2.18		1.51		1.69		0.51	433

12.44	21.37	395,122	1.56		1.80		1.50		1.74		(1.24)	35

11.03	11.19	10,042	1.66		1.94		1.55		1.83		1.72	1,004

9.92	(10.63)	24,400	1.69		1.96		1.55		1.82		2.30	919

11.10	6.02	37,044	2.56	(e)	2.82	(e)	1.55	(e)	1.81	(e)	1.35	637

10.47	(4.46)	72,830	2.05		2.28		1.56		1.79		0.38	433

12.46	21.27	67,409	1.61		1.90		1.55		1.84		(1.35)	35

10.81	10.99	17,277	1.91		2.14		1.80		2.03		1.45	1,004

9.74	(10.89)	24,228	1.94		2.16		1.80		2.02		2.04	919

10.93	5.71	48,632	2.76		2.97		1.80		2.01		1.13	637

10.34	(4.68)	101,476	2.30		2.48		1.81		1.99		0.11	433

12.33	21.04	84,948	1.86		2.10		1.80		2.04		(1.56)	35

10.75	10.14	151	2.66		2.89		2.55		2.78		0.62	1,004

9.76	(11.51)	90	2.64	(e)	2.86	(e)	2.55	(e)	2.77	(e)	1.23	919

11.03	(0.90)	28	3.33	(e)*	3.54	(e)*	2.55	(e)*	2.76	(e)*	0.46 *	637

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Consolidated Statement of Assets and Liabilities	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,119,524
Investments in Affiliates	674,568
Financial Derivative Instruments
Exchange-traded or centrally cleared	22,203
Over the counter	41,953
Cash	2,878
Deposits with counterparty	148,448
Foreign currency, at value	22,222
Receivable for investments sold	705
Receivable for TBA investments sold	914,212
Receivable for Fund shares sold	1,229
Interest and/or dividends receivable	1,337
Dividends receivable from Affiliates	1,978
Reimbursement receivable from PIMCO	253
Total Assets	2,951,510

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$60,121
Payable for short sales	189,931

Financial Derivative Instruments
Exchange-traded or centrally cleared	34,764
Over the counter	35,079
Payable for investments purchased	21,562
Payable for investments in Affiliates purchased	2,055
Payable for TBA investments purchased	848,767
Deposits from counterparty	23,654
Payable for Fund shares redeemed	2,947
Accrued investment advisory fees	1,669
Accrued supervisory and administrative fees	415
Accrued servicing fees	4
Total Liabilities	1,220,968

Commitments and Contingent Liabilities^

Net Assets	$1,730,542

Net Assets Consist of:

Paid in capital	$1,643,366
Distributable earnings (accumulated loss)	87,176

Net Assets	$1,730,542

Cost of investments in securities	$964,122
Cost of investments in Affiliates	$666,286
Cost of foreign currency held	$22,198
Proceeds received on short sales	$189,271
Cost or premiums of financial derivative instruments, net	$31,539

* Includes repurchase agreements of:	$535,100

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2026

Net Assets:

Institutional Class	$1,533,659
I-2	169,413
I-3	10,042
Class A	17,277
Class C	151

Shares Issued and Outstanding:

Institutional Class	138,096
I-2	15,367
I-3	910
Class A	1,598
Class C	14

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.11
I-2	11.02
I-3	11.03
Class A	10.81
Class C	10.75

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Consolidated Statement of Operations	PIMCO TRENDS Managed Futures Strategy Fund

Year Ended March 31, 2026
(Amounts in thousands†)

Investment Income:

Interest	$26,522
Dividends from Investments in Affiliates	25,797
Total Income	52,319

Expenses:

Investment advisory fees	20,466
Supervisory and administrative fees	5,209
Distribution and/or servicing fees - Class A	48
Distribution and/or servicing fees - Class C	1
Trustee fees	12
Interest expense	1,769
Total Expenses	27,505
Waiver and/or Reimbursement by PIMCO	(3,646)
Net Expenses	23,859

Net Investment Income (Loss)	28,460

Net Realized Gain (Loss):

Investments in securities	197,809
Investments in Affiliates	5,160
Exchange-traded or centrally cleared financial derivative instruments	(209,543)
Over the counter financial derivative instruments	(54,409)
Foreign currency	4,454

Net Realized Gain (Loss)	(56,529)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(58,560)
Investments in Affiliates	(1,944)
Exchange-traded or centrally cleared financial derivative instruments	146,437
Over the counter financial derivative instruments	63,798
Foreign currency assets and liabilities	(252)

Net Change in Unrealized Appreciation (Depreciation)	149,479

Net Increase (Decrease) in Net Assets Resulting from Operations	$121,410

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$28,460	$63,136
Net realized gain (loss)	(56,529)	(240,332)
Net change in unrealized appreciation (depreciation)	149,479	(117,619)

Net Increase (Decrease) in Net Assets Resulting from Operations	121,410	(294,815)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(400,201)	(572,432)

Total Increase (Decrease) in Net Assets	(278,791)	(867,247)

Net Assets:

Beginning of year	2,009,333	2,876,580
End of year	$1,730,542	$2,009,333

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 64.7%

CORPORATE BONDS & NOTES 2.1%

BANKING & FINANCE 1.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026 (e)	$200	$198

American Honda Finance Corp.
4.900% due 03/12/2027	9,440	9,475

American Tower Corp.
1.450% due 09/15/2026 (e)	400	395

Ford Motor Credit Co. LLC
4.125% due 08/17/2027 (e)	600	592
4.271% due 01/09/2027 (e)	9,200	9,160
4.950% due 05/28/2027 (e)	1,300	1,300
5.800% due 03/05/2027 (e)	1,845	1,856
5.850% due 05/17/2027 (e)	200	201

Morgan Stanley Private Bank NA
4.439% (SOFRRATE + 0.770%) due 07/06/2028 ~(e)	2,300	2,297

		25,474

INDUSTRIALS 0.2%

Hyundai Capital America
4.590% (SOFRRATE + 0.920%) due 01/07/2028 ~(e)	3,840	3,819

NPC Ukrenergo
6.875% due 11/09/2028	200	185

		4,004

UTILITIES 0.4%

Emera U.S. Finance LP
3.550% due 06/15/2026 (e)	400	399

ENEL Finance International NV
1.625% due 07/12/2026 (e)	6,600	6,551

		6,950

Total Corporate Bonds & Notes (Cost $36,379)		36,428

U.S. GOVERNMENT AGENCIES 8.6%

Federal Home Loan Mortgage Corp. REMICS
4.146% due 03/15/2037 - 08/15/2042 •(e)	1,671	1,636
4.187% due 11/15/2043 •(e)	415	411
4.337% due 01/15/2042 •(e)	115	115
4.581% due 04/15/2049 - 12/15/2050 •(e)	2,927	2,930
4.632% due 08/25/2054 •(e)	3,011	3,032
4.662% due 08/25/2055 •(e)	404	408
4.681% due 08/15/2048 •(e)	1,158	1,168
4.812% due 12/25/2054 •(e)	1,821	1,835

Federal National Mortgage Association REMICS
4.146% due 12/25/2044 •(e)	482	477
4.196% due 03/25/2049 •(e)	376	373
4.226% due 07/25/2049 •(e)	1,320	1,296
4.246% due 07/25/2046 - 09/25/2046 •(e)	1,183	1,175
4.461% due 12/25/2047 •(e)	643	643
4.481% due 01/25/2051 •(e)	1,315	1,321
4.581% due 12/25/2050 •(e)	1,022	1,018
4.612% due 01/25/2055 •(e)	478	481
4.632% due 08/25/2054 •(e)	521	524

Government National Mortgage Association REMICS
4.133% due 05/20/2059 •	8	8
4.283% due 03/20/2061 - 11/20/2069 •	66	66
4.323% due 02/20/2074 - 05/20/2074 •(e)	1,563	1,564
4.373% due 02/20/2074 •(e)	359	361
4.413% due 03/20/2065 •	83	83
4.433% due 02/20/2070 •	23	23
4.443% due 12/20/2065 •	56	56
4.463% due 04/20/2074 •(e)	930	938

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.491% due 12/20/2068 •(e)		$719	$727
4.523% due 05/20/2074 •(e)		955	967
4.533% due 02/20/2067 •(e)		265	266
4.573% due 07/20/2074 •(e)		1,333	1,353
4.683% due 09/20/2069 •(e)		957	964

Government National Mortgage Association, TBA
5.500% due 06/01/2040 - 05/01/2056		73,300	73,564

Uniform Mortgage-Backed Security, TBA
5.000% due 04/01/2041 - 05/01/2041		42,300	42,582
5.500% due 05/01/2056		5,700	5,719

Total U.S. Government Agencies (Cost $147,822)			148,084

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

OBX Trust
2.305% due 11/25/2061 ~		5,140	4,663

Polaris PLC
4.464% due 06/27/2070 •	GBP	5,200	6,866

Sequoia Mortgage Trust
4.435% due 11/25/2063 ~		$620	620

Total Non-Agency Mortgage-Backed Securities (Cost $12,929)			12,149

ASSET-BACKED SECURITIES 6.1%

AUTOMOBILE SEQUENTIAL 0.8%

Carvana Auto Receivables Trust
5.330% due 07/10/2029		367	369

Enterprise Fleet Financing LLC
4.000% due 10/20/2028 (e)		5,700	5,688

Flagship Credit Auto Trust
5.640% due 03/15/2028		101	101

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		136	136

SBNA Auto Lease Trust
4.560% due 02/22/2028		2,493	2,496

SCCU Auto Receivables Trust
4.670% due 11/15/2028		369	370

Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027		3,410	3,416

Toyota Lease Owner Trust
4.580% due 07/20/2027		1,114	1,116

			13,692

CREDIT CARD BULLET 0.5%

Evergreen Credit Card Trust
4.231% due 10/15/2029 •		8,900	8,930

CREDIT CARD OTHER 0.1%

Trillium Credit Card Trust II
4.225% due 09/26/2030 •		2,000	2,009

HOME EQUITY OTHER 0.0%

RCKT Mortgage Trust
5.582% due 12/25/2044 þ		358	360

OTHER ABS 4.7%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •		1,000	1,001

522 Funding CLO Ltd.
4.871% due 10/23/2034 •		300	300

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •		1,000	1,000

AMMC CLO 27 Ltd.
4.748% due 01/20/2037 •		2,200	2,200

Anchorage Capital CLO 20 Ltd.
4.768% due 01/20/2035 •		1,000	1,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Apidos CLO XI
4.908% due 04/17/2034 •		$1,000	$1,001

ARES European CLO X DAC
2.796% due 10/15/2031 •	EUR	38	44

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •		$1,000	1,001

Atlantic Avenue Ltd.
4.928% due 01/20/2035 •		900	901

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •		1,000	999

Bain Capital Credit CLO Ltd.
4.760% due 10/21/2034 •		1,000	1,001
4.821% due 10/23/2034 •		1,000	1,001

Bosphorus CLO IX DAC
0.000% due 04/15/2038 •(a)	EUR	4,400	5,086

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •		$2,400	2,401

Canyon CLO Ltd.
4.772% due 10/15/2034 •		500	500

Crown Point CLO 7 Ltd.
4.898% due 10/20/2031 •		29	29

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •		1,100	1,100

Elevation CLO Ltd.
4.968% due 01/25/2035 •		1,000	1,001

Elmwood CLO 15 Ltd.
4.819% due 04/22/2035 •		300	300

Fortress Credit BSL VII Ltd.
4.761% due 07/23/2032 •		198	199

GoldenTree Loan Management U.S. CLO 8 Ltd.
4.818% due 10/20/2034 •		1,000	1,001

Greywolf CLO III Ltd.
4.899% due 04/22/2033 •		656	656

Greywolf CLO IV Ltd.
4.908% due 04/17/2034 •		1,700	1,702

ICG Euro CLO DAC
3.320% (EUR003M + 1.290%) due 01/26/2038 ~	EUR	4,700	5,431

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		$1,000	1,001

KKR CLO 27 Ltd.
4.782% due 01/15/2035 •		1,600	1,600

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •		1,200	1,202

KKR CLO 42 Ltd.
4.818% due 07/20/2034 •		1,000	1,001

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		1,000	1,001

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		1,000	1,001

Navient Student Loan Trust
4.767% due 12/15/2059 •		180	180

Nelnet Student Loan Trust
5.022% due 05/17/2055 •		2,379	2,394
5.023% due 06/22/2065 •		3,318	3,346

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.718% due 07/17/2036 •		1,000	1,001

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.727% due 10/14/2036 •		1,000	1,001

Northwoods Capital 25 Ltd.
4.788% due 07/20/2034 •		1,000	1,001

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		267	267

Palmer Square European Loan Funding DAC
0.000% due 10/15/2035 «•(a)	EUR	5,600	6,473

Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •		$4,400	4,399
4.480% due 10/15/2032 •		1,000	1,000
4.489% due 01/15/2033 •(e)		5,600	5,594

Pikes Peak CLO 2
4.888% due 10/11/2034 •		1,000	1,001

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pikes Peak CLO 4
4.882% due 07/15/2034 •	$1,000	$1,001

Riserva CLO Ltd.
4.718% due 01/18/2034 •	3,000	3,002

SLM Private Credit Student Loan Trust
4.176% due 12/16/2041 •	183	181
4.226% due 06/15/2039 •	371	362
4.246% due 12/15/2038 •	199	197
4.266% due 06/15/2039 •	349	342

SLM Student Loan Trust
4.226% due 06/25/2043 •	364	357

SoFi Professional Loan Program LLC
2.540% due 05/15/2046	106	103

Symphony CLO XXII Ltd.
4.848% due 04/18/2033 •	707	708

Tralee CLO V Ltd.
4.748% due 10/20/2034 •	1,000	999

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •	4,200	4,199

Trinitas CLO XIX Ltd.
4.778% due 10/20/2033 •	724	725

Venture 44 CLO Ltd.
4.808% due 10/20/2034 •	1,000	1,001

Wellfleet CLO Ltd.
4.848% due 04/20/2034 •	500	501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wind River CLO Ltd.
4.778% due 07/20/2034 •	$1,100	$1,101

		80,097

Total Asset-Backed Securities (Cost $105,052)		105,088

	OUNCES
COMMODITIES 14.0%
Gold Warehouse Receipts	52,270	242,241

Total Commodities (Cost $86,406)		242,241

SHORT-TERM INSTRUMENTS 33.2%

REPURCHASE AGREEMENTS (d) 30.9%
		535,100

U.S. TREASURY BILLS 2.3%
3.672% due 04/07/2026 - 07/23/2026 (b)(c)(g)(i)	40,681	40,434

Total Short-Term Instruments (Cost $575,534)		575,534

Total Investments in Securities (Cost $964,122)		1,119,524

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 39.0%

SHORT-TERM INSTRUMENTS 39.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 39.0%

PIMCO Short Asset Portfolio	61,993,302	$608,464

PIMCO Short-Term Floating NAV Portfolio III	6,787,491	66,104

Total Short-Term Instruments (Cost $666,286)		674,568

Total Investments in Affiliates (Cost $666,286)		674,568

Total Investments 103.7% (Cost $1,630,408)		$1,794,092

Financial Derivative Instruments (f)(h) (0.3)% (Cost or Premiums, net $31,539)		(5,687)

Other Assets and Liabilities, net (3.4)%		(57,863)

Net Assets 100.0%		$1,730,542

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	3.620%	03/31/2026	04/01/2026	$4,300	U.S. Treasury Bonds 4.625% due 11/15/2044	$(4,379)	$4,300	$4,300
	3.720	03/31/2026	04/02/2026	319,800	U.S. Treasury Bonds 2.250% due 05/15/2041	(327,066)	319,800	319,833
				132,900	U.S. Treasury Bonds 4.750% due 02/15/2045	(135,820)	132,900	132,914
FICC STR	3.660	03/31/2026	04/01/2026	23,500	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2056	(23,970)	23,500	23,502
TDM	3.720	03/31/2026	04/01/2026	54,600	U.S. Treasury Notes 3.500% due 10/31/2027	(55,746)	54,600	54,606

Total Repurchase Agreements						$(546,981)	$535,100	$535,155

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	4.220%	03/12/2026	04/10/2026		$(10,170)	$(10,194)
DEU	3.780	03/12/2026	04/02/2026		(25,752)	(25,806)
SOG	3.950	03/12/2026	TBD	(3)	(12,807)	(12,835)
	4.030	03/12/2026	TBD	(3)	(11,260)	(11,286)

Total Reverse Repurchase Agreements						$(60,121)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (11.0)%
Uniform Mortgage-Backed Security, TBA	5.000%	05/01/2041	$99,200	$(99,469)	$(99,847)
Uniform Mortgage-Backed Security, TBA	5.500	04/01/2056	800	(807)	(804)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	34,100	(34,157)	(34,213)
Uniform Mortgage-Backed Security, TBA	6.000	06/01/2056	54,100	(54,838)	(55,067)

Total Short Sales (11.0)%				$(189,271)	$(189,931)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(10,194)	$0	$(10,194)	$11,282	$1,088
DEU	457,047	(25,806)	0	431,241	(440,742)	(9,501)
FICC STR	23,502	0	0	23,502	(23,970)	(468)
SOG	0	(24,121)	0	(24,121)	26,769	2,648
TDM	54,606	0	0	54,606	(55,746)	(1,140)

Total Borrowings and Other Financing Transactions	$535,155	$(60,121)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(408)	$0	$(24,121)	$(24,529)
U.S. Government Agencies	0	(25,398)	0	0	(25,398)
Asset-Backed Securities	0	(10,194)	0	0	(10,194)

Total Borrowings	$0	$(36,000)	$0	$(24,121)	$(60,121)

Payable for reverse repurchase agreements					$(60,121)

(e)	Securities with an aggregate market value of $64,033 and cash of $540 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(19,813) at a weighted average interest rate of 4.407%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SONIA December Futures	03/2027	463	$146,527	$(740)	$169	$0
Brent Crude June Futures	04/2026	131	13,620	4,757	0	(448)
Canada Government 10-Year Bond June Futures	06/2026	128	11,043	(206)	44	0
Cotton No. 2 July Futures	07/2026	117	4,220	(77)	0	(77)
Euro STOXX June Futures	06/2026	1,281	17,298	(180)	196	(22)
FTSE China Index April Futures	04/2026	3,733	54,263	(85)	0	(131)
FTSE Taiwan Index April Futures	04/2026	337	34,819	(2,038)	0	(819)
FTSE/JSE Index June Futures	06/2026	457	28,867	(139)	618	0

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2026

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
FTSE/MIB Index June Futures	06/2026	63	$15,866	$86	$335	$0
Gas Oil May Futures	05/2026	198	24,537	11,187	0	(45)
Hard Red Winter Wheat July Futures	07/2026	1,100	35,681	1,406	392	(27)
IBEX 35 Energy Index Futures April Futures	04/2026	107	20,983	108	262	0
Live Cattle June Futures	06/2026	125	12,164	192	108	0
LME Aluminum May Futures	05/2026	765	67,015	6,419	5,478	0
LME Nickel May Futures	05/2026	336	34,326	(63)	49	(31)
LME Zinc Futures April Futures	04/2026	236	19,046	(263)	0	0
LME Zinc May Futures	05/2026	156	12,640	(377)	0	(23)
MSCI Singapore Index April Futures	04/2026	1,215	41,259	106	80	(66)
Natural Gas July Futures	06/2026	14	453	(12)	0	(8)
Natural Gas July Futures	06/2026	135	5,879	(367)	47	(500)
Natural Gas May Futures	04/2026	155	8,147	61	119	(659)
New York Harbor May Futures	04/2026	201	34,729	15,069	0	(776)
OMX Stockholm 30 Index April Futures	04/2026	1,430	44,109	(844)	967	0
Palladium June Futures	06/2026	50	7,438	(1,120)	275	0
Phelix De Base July Futures	06/2026	44	11,142	(358)	0	(484)
Platinum July Futures	07/2026	74	7,290	(440)	239	0
RBOB Gasoline June Futures	05/2026	247	31,699	6,474	0	(727)
RTDF Coal August Futures	08/2026	35	4,571	10	0	(135)
RTDF Coal July Futures	07/2026	35	4,506	(55)	0	(116)
RTDF Coal September Futures	09/2026	35	4,622	61	0	(121)
Soybean July Futures	07/2026	1,023	60,664	585	563	0
Soybean Meal July Futures	07/2026	1,086	34,133	(723)	141	0
Soybean Oil July Futures	07/2026	435	17,978	860	104	0
Topix Index June Futures	06/2026	49	10,819	(90)	0	(296)
U.S. Treasury 2-Year Note June Futures	06/2026	762	158,073	(1,175)	60	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	284	32,238	(719)	84	0
Volatility S&P 500 Index April Futures	04/2026	275	6,881	(392)	0	(684)
VSTOXX Mini April Futures	04/2026	333	1,089	(56)	5	(62)
Wheat July Futures	07/2026	814	25,499	999	315	0
Wheat May Futures	05/2026	2,319	27,441	292	201	0
WIG20 Index June Futures	06/2026	1,263	22,612	303	463	0
WTI Crude July Futures	06/2026	178	15,402	3,245	0	(708)

				$41,701	$11,314	$(6,965)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2027	1,359	$(381,822)	$213	$0	$(491)
3-Month SOFR Active Contract June Futures	09/2027	2,028	(488,976)	(332)	0	(101)
3-Month SONIA June Futures	09/2027	498	(157,694)	(49)	0	(198)
Arabica Coffee July Futures	07/2026	284	(30,970)	(990)	0	(419)
Australia Government 3-Year Bond June Futures	06/2026	2,233	(159,697)	453	0	(718)
Australia Government 10-Year Bond June Futures	06/2026	565	(42,005)	77	0	(395)
BIST 30 Index April Futures	04/2026	1,070	(3,563)	(2)	4	(5)
CAC 40 Index April Futures	04/2026	64	(5,788)	87	0	(89)
Carbon Emissions December Futures	12/2026	496	(41,570)	(1,152)	0	(482)
CME Bitcoin April Futures	04/2026	43	(14,628)	631	0	(292)
Cocoa July Futures	07/2026	86	(2,896)	(234)	0	(127)
Cocoa May Futures	05/2026	159	(5,234)	245	25	(271)
Copper July Futures	07/2026	155	(21,954)	(824)	0	(430)
Corn July Futures	07/2026	1,549	(36,266)	374	0	(58)
DAX Index June Futures	06/2026	12	(7,919)	316	0	(116)
E-Mini Russell 2000 Index June Futures	06/2026	38	(4,773)	29	0	(160)
E-Mini S&P 100 Index June Futures	06/2026	68	(32,524)	45	0	(1,006)
E-Mini S&P 500 Index June Futures	06/2026	20	(6,571)	(77)	0	(183)
Euro-BTP Future June Futures	06/2026	246	(33,063)	131	0	(294)
Euro-Oat June Futures	06/2026	70	(9,603)	(25)	0	(89)
FTSE 100 Index June Futures	06/2026	26	(3,510)	(74)	0	(77)
Gold 100 oz. April Futures	04/2026	538	(250,041)	17,218	0	(6,542)
Gold 100 oz. June Futures	06/2026	3	(1,404)	(73)	0	(36)
Hang Seng Index April Futures	04/2026	116	(18,311)	352	64	(8)
HSCEI April Futures	04/2026	467	(24,886)	666	161	0
IFSC Nifty 50 Index April Futures	04/2026	1,233	(55,439)	2,271	0	(121)
Iron Ore May Futures	05/2026	2,158	(22,763)	294	162	0
Lean Hogs June Futures	06/2026	141	(5,925)	(50)	46	0
LME Aluminum May Futures	05/2026	89	(7,796)	(925)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
LME Lead Futures May Futures	05/2026	720	$(33,921)	$1,155	$1,158	$0
LME Nickel May Futures	05/2026	70	(7,151)	181	0	0
LME Zinc April Futures	04/2026	236	(19,046)	(444)	0	0
LME Zinc May Futures	05/2026	162	(13,126)	(194)	0	0
New York Harbor June Futures	05/2026	59	(9,270)	(1,072)	169	0
Nikkei 225 Index June Futures	06/2026	6	(970)	37	29	0
Robusta Coffee May Futures	05/2026	129	(4,506)	(72)	0	(95)
S&P 60 Index June Futures	06/2026	25	(6,857)	(186)	0	(155)
Short Euro-BTP Italy Government Bond June Futures	06/2026	1,007	(123,203)	627	0	(314)
Silver May Futures	05/2026	2	(749)	(46)	0	(44)
SPI 200 Index June Futures	06/2026	144	(21,145)	136	156	(60)
Sugar No. 11 July Futures	06/2026	834	(14,646)	224	84	0
U.S. Treasury 5-Year Note June Futures	06/2026	417	(45,111)	635	0	(59)
White Sugar August Futures	07/2026	152	(3,435)	31	12	0

				$19,607	$2,070	$(13,435)

Total Futures Contracts				$61,308	$13,384	$(20,400)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Morgan Stanley	1.000%	Quarterly	06/20/2026	0.303%	$2,100	$8	$(4)	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-44 5-Year Index	(1.000)%	Quarterly	12/20/2030	$	117,420	$2,145	$136	$2,281	$0	$(537)
CDX.HY-46 5-Year Index	(5.000)	Quarterly	06/20/2031		51,700	(2,186)	(377)	(2,563)	0	(311)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		328,100	(4,993)	(780)	(5,773)	0	(711)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	247,360	(3,757)	(261)	(4,018)	0	(133)
CDX.IT-RAXX XOV45	(5.000)	Quarterly	06/20/2031		9,000	(657)	(13)	(670)	10	0
CDX.iTraxx Crossover 44 5-Year Index	(5.000)	Quarterly	12/20/2030		32,670	(3,546)	743	(2,803)	0	(194)

						$(12,994)	$(552)	$(13,546)	$10	$(1,886)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/16/2028	GBP	13,100	$47	$212	$259	$0	$(29)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		133,700	5,941	1,056	6,997	0	(534)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		7,900	(176)	(368)	(544)	36	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/16/2031	INR	10,392,200	355	2,067	2,422	0	(178)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	9,537,200	1,054	339	1,393	10	(120)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.750	Annual	09/16/2056		1,192,700	320	186	506	2	0
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	112,200	(98)	(1,543)	(1,641)	691	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		180,900	995	(7)	988	0	(717)
Pay(6)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	191,600	25	(119)	(94)	12	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.650	Annual	09/11/2027		$102,700	165	(156)	9	0	(32)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/16/2028		1,295,500	5,743	8,010	13,753	0	(609)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	09/16/2031		24,800	309	119	428	0	(26)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		146,500	(308)	(1,458)	(1,766)	98	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	09/16/2056		52,097	(257)	(983)	(1,240)	0	(206)
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031	BRL	327,900	(30)	(1,523)	(1,553)	442	0
Receive	1-Year BRL-CDI	12.975	Maturity	01/02/2031		961,700	2,844	458	3,302	0	(1,291)
Pay	1-Year BRL-CDI	13.000	Maturity	01/02/2031		86,000	0	(325)	(325)	116	0
Pay	1-Year BRL-CDI	13.230	Maturity	01/02/2031		328,900	0	(989)	(989)	441	0
Receive	1-Year BRL-CDI	13.328	Maturity	01/02/2031		168,200	0	332	332	0	(225)
Pay	1-Year BRL-CDI	13.370	Maturity	01/02/2031		15,600	25	(52)	(27)	21	0
Receive	1-Year BRL-CDI	13.380	Maturity	01/02/2031		86,800	58	129	187	0	(116)
Pay	1-Year BRL-CDI	13.385	Maturity	01/02/2031		169,000	255	(615)	(360)	226	0
Receive	1-Year BRL-CDI	13.470	Maturity	01/02/2031		81,700	0	138	138	0	(109)

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	3-Month AUD-BBR-BBSW	4.250%	Quarterly	09/16/2028	AUD	488,000	$(39)	$3,017	$2,978	$0	$(1,474)
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036		109,900	256	(794)	(538)	1,089	0
Receive(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	215,700	225	(33)	192	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	9.110	Quarterly	12/17/2030	COP	114,526,600	0	2,734	2,734	0	(80)
Receive	3-Month COP-IBR Compounded-OIS	10.670	Quarterly	03/18/2031		58,306,900	500	(12)	488	0	(49)
Receive(6)	3-Month COP-IBR Compounded-OIS	11.720	Quarterly	06/17/2031		226,129,200	(545)	48	(497)	0	(219)
Pay(6)	3-Month HKD-HIBOR	2.750	Quarterly	09/16/2031	HKD	974,200	629	(1,430)	(801)	1,016	0
Receive(6)	3-Month ILS-TELBOR	3.250	Annual	06/17/2031	ILS	203,600	2,060	(323)	1,737	0	(343)
Receive(6)	3-Month KRW-KORIBOR	3.500	Quarterly	09/16/2031	KRW	62,334,900	(306)	956	650	9	0
Receive(6)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2031	MYR	764,400	99	545	644	223	0
Pay	3-Month PLN-WIBOR	3.952	Annual	07/29/2030	PLN	26,635	(14)	(3)	(17)	4	0
Pay	3-Month PLN-WIBOR	4.195	Annual	09/29/2030		505,600	1,861	(950)	911	41	0
Receive(6)	3-Month PLN-WIBOR	3.750	Annual	06/17/2031		884,800	5,802	3,258	9,060	4	0
Receive(6)	3-Month TWD-TAIBOR	2.250	Quarterly	09/16/2031	TWD	1,506,800	(44)	329	285	0	(65)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030	ZAR	3,260,800	4,614	(5,035)	(421)	1,226	0
Receive	3-Month ZAR-JIBAR	7.180	Quarterly	12/04/2030		130,100	(125)	262	137	0	(50)
Receive	3-Month ZAR-JIBAR	6.522	Quarterly	01/29/2031		3,116,800	8,343	203	8,546	0	(1,220)
Pay	6-Month CLP-CHILIBOR	4.650	Semi-Annual	06/18/2030	CLP	177,131,200	(22)	(2,782)	(2,804)	0	(147)
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	11/17/2030		35,619,000	(96)	560	464	23	0
Receive	6-Month CLP-CHILIBOR	5.060	Semi-Annual	03/18/2031		1,649,500	0	1	1	1	0
Receive(6)	6-Month CLP-CHILIBOR	5.000	Semi-Annual	06/17/2031		80,353,900	403	25	428	67	0
Receive(6)	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/17/2031		135,477,900	(57)	(199)	(256)	113	0
Receive	6-Month CZK-PRIBOR	3.705	Annual	08/12/2030	CZK	1,556,000	390	57	447	0	(123)
Pay	6-Month CZK-PRIBOR	3.963	Annual	11/27/2030		1,267,000	423	(1,363)	(940)	94	0
Pay	6-Month CZK-PRIBOR	4.130	Annual	10/01/2035		311,900	321	(713)	(392)	0	0
Receive(6)	6-Month CZK-PRIBOR	4.000	Annual	06/17/2036		1,015,400	885	1,236	2,121	4	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	378,900	1,718	3,947	5,665	0	(787)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		19,200	16	(715)	(699)	170	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		200	6	(1)	5	0	(1)
Receive	6-Month HUF-BBR	6.418	Annual	11/19/2030	HUF	41,212,370	72	3,663	3,735	0	(721)
Receive	6-Month HUF-BBR	6.110	Annual	12/30/2030		76,064,900	5,170	4,641	9,811	0	(1,300)
Pay(6)	6-Month HUF-BBR	5.750	Annual	06/17/2031		73,710,200	(13,463)	551	(12,912)	799	0
Pay	28-Day MXN-TIIE	7.300	Lunar	12/11/2030	MXN	884,600	(167)	(1,377)	(1,544)	204	0
Receive	28-Day MXN-TIIE	7.350	Lunar	01/31/2031		287,900	146	342	488	0	(68)
Pay	28-Day MXN-TIIE	7.623	Lunar	03/12/2031		291,300	221	(548)	(327)	71	0
Receive	28-Day MXN-TIIE	7.750	Lunar	03/12/2031		94,400	(46)	124	78	0	(23)
Receive	28-Day MXN-TIIE	8.000	Lunar	03/12/2031		300,600	102	(29)	73	0	(74)
Receive	28-Day MXN-TIIE	8.150	Lunar	03/12/2031		1,067,400	0	(114)	(114)	0	(263)
Pay	28-Day MXN-TIIE	8.071	Lunar	09/05/2035		1,061,900	1,147	(2,587)	(1,440)	245	0
Receive	28-Day MXN-TIIE	8.250	Lunar	03/05/2036		1,006,400	375	474	849	0	(235)
Receive(6)	CAONREPO	2.500	Semi-Annual	09/16/2028	CAD	206,800	1,107	(22)	1,085	0	(168)
Receive(6)	CAONREPO	2.750	Semi-Annual	09/16/2031		110,200	771	88	859	0	(163)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036		231,500	(1,044)	(3,082)	(4,126)	450	0
Receive(6)	CAONREPO	3.250	Semi-Annual	09/16/2056		136,000	4,121	1,444	5,565	0	(58)
Pay	CPURNSA	2.500	Maturity	03/29/2033		$86,600	(258)	(347)	(605)	66	0
Receive	CPURNSA	2.520	Maturity	06/07/2033		21,100	121	(51)	70	0	(15)
Receive	CPURNSA	2.595	Maturity	07/12/2033		65,500	0	(295)	(295)	0	(42)
Receive	CPURNSA	2.598	Maturity	04/10/2034		10,000	(30)	(74)	(104)	0	(6)

							$42,915	$10,534	$53,449	$8,014	$(11,898)

Total Swap Agreements							$29,929	$9,978	$39,907	$8,024	$(13,784)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$13,396	$8,807	$22,203	$0	$(20,485)	$(14,279)	$(34,764)

(g)

Securities with an aggregate market value of $20,894 and cash of $147,908 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)

Unsettled variation margin asset of $12 and liability of $(85) for closed futures and unsettled variation margin asset of $783 and liability of $(495) for closed swap agreements is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	SGD	24		$19	$0	$0
	04/2026		$6,529	CAD	8,943	0	(100)
	04/2026		26,079	NZD	45,617	135	0
	05/2026	NZD	45,617		$26,108	0	(133)

BOA	04/2026	BRL	464,191		88,927	0	(687)
	04/2026	INR	5,060		54	0	0
	04/2026	JPY	171		1	0	0
	04/2026	KRW	14,780,852		10,108	278	0
	04/2026		$88,114	BRL	464,191	1,501	0
	04/2026		1,008	HUF	344,204	26	0
	04/2026		54	INR	5,069	0	0
	04/2026		56,617	JPY	9,033,214	301	0
	04/2026		30,924	MXN	562,670	433	0
	04/2026		156	RON	670	0	(4)
	05/2026	JPY	9,006,009		$56,617	0	(299)
	05/2026		$22	RON	97	0	0
	06/2026	BRL	37,127		$7,000	0	(48)
	06/2026	CAD	55,534		40,000	0	(54)
	06/2026	CHF	38,907		50,000	936	0
	06/2026	CZK	265,546		12,482	0	(34)
	06/2026	IDR	14,126,057		834	4	0
	06/2026	ILS	100,605		32,336	267	0
	06/2026	JPY	3,726,597		23,563	0	(68)
	06/2026	MXN	9,289		518	3	0
	06/2026	PEN	16,010		4,692	109	0
	06/2026	THB	11,295		349	4	0
	06/2026		$2,904	BRL	15,405	31	0
	06/2026		7,176	CLP	6,335,611	0	(332)
	06/2026		83,965	CNH	574,743	0	(79)
	06/2026		3,027	COP	11,381,591	21	0
	06/2026		20,000	ILS	62,352	0	(125)
	06/2026		206	MXN	3,742	1	0
	06/2026	ZAR	58,872		$3,497	38	0
	09/2026	COP	4,826,979		1,224	0	(42)

BPS	04/2026	BRL	151,447		28,963	0	(275)
	04/2026	TRY	17,912		396	0	(5)
	04/2026		$29,016	BRL	151,447	222	0
	04/2026		116	GBP	86	0	(2)
	04/2026		23,793	PLN	85,717	0	(703)
	04/2026		396	TRY	17,929	5	0
	06/2026	AUD	153,300		$105,691	244	(205)
	06/2026	BRL	71,587		13,500	0	(90)
	06/2026	CAD	283,802		206,500	1,835	(27)
	06/2026	CHF	34,710		44,000	244	(14)
	06/2026	CNH	647,989		94,100	0	(477)
	06/2026	CZK	1,316,540		61,810	0	(244)
	06/2026	EUR	32,375		37,352	0	(199)

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	GBP	15,578		$20,637	$23	$0
	06/2026	HUF	11,496,460		33,600	0	(792)
	06/2026	IDR	607,026,712		35,706	36	(10)
	06/2026	ILS	7,359		2,364	18	0
	06/2026	JPY	7,441,884		47,037	0	(154)
	06/2026	KRW	25,079,699		16,900	192	0
	06/2026	NOK	439,242		45,470	133	0
	06/2026	NZD	113,850		66,308	850	(141)
	06/2026	PEN	427		123	1	0
	06/2026	PHP	1,800,636		30,000	427	0
	06/2026	PLN	154,587		41,700	92	(24)
	06/2026	SEK	551,926		59,000	506	(32)
	06/2026	SGD	76,073		59,700	309	(93)
	06/2026	THB	1,971,249		61,173	1,044	(11)
	06/2026	TWD	94,527		2,971	30	0
	06/2026		$13,955	AUD	19,800	0	(310)
	06/2026		50,363	BRL	267,932	607	0
	06/2026		22,100	CAD	30,117	0	(378)
	06/2026		23,400	CNH	160,204	0	(18)
	06/2026		1,557	COP	5,837,826	6	0
	06/2026		1,455	GBP	1,097	0	(3)
	06/2026		6,800	ILS	21,191	0	(45)
	06/2026		14,000	NOK	135,793	16	0
	06/2026		1,274	SGD	1,625	0	(4)
	06/2026	ZAR	576,256		$34,500	640	0

BRC	04/2026	NOK	2,959		309	3	0
	04/2026	PLN	101,023		27,255	41	0
	04/2026	TRY	85,655		1,903	0	(13)
	04/2026	TWD	5,719		178	0	0
	04/2026		$113	HKD	881	0	0
	04/2026		39	MYR	153	0	(1)
	04/2026		25,763	PLN	92,705	0	(790)
	04/2026		532	TRY	24,391	14	0
	05/2026	CHF	42,191		$52,932	0	(20)
	06/2026	CLP	9,926,982		10,835	110	0
	06/2026	EUR	1,305		1,518	4	0
	06/2026	GBP	26,538		35,313	196	0
	06/2026	SGD	5,030		3,954	21	0
	06/2026		$1,079	AUD	1,568	1	0
	06/2026		73,165	CHF	57,021	0	(1,258)
	06/2026		4,200	ILS	12,926	0	(80)
	06/2026		69,684	JPY	11,003,200	89	0
	06/2026		40,716	NZD	69,500	0	(671)
	06/2026		5,247	SGD	6,678	0	(25)
	07/2026		1,071	COP	4,065,642	8	0

CBK	04/2026	INR	9,414,144		$102,602	2,897	0
	04/2026	PHP	1,593,105		26,758	480	0
	04/2026	PLN	199,521		55,352	1,605	0
	04/2026		$573	HUF	195,991	16	0
	04/2026		76,434	INR	7,086,770	0	(1,307)
	04/2026		5,267	PHP	318,232	0	(17)
	04/2026		300	PLN	1,075	0	(10)
	05/2026	JPY	13		$0	0	0
	05/2026		$34,130	PEN	121,701	749	0
	06/2026	AUD	2,160		$1,495	7	0
	06/2026	COP	95,814,055		25,410	0	(247)
	06/2026	IDR	706,037,625		41,964	451	0
	06/2026	MXN	442,731		24,700	150	0
	06/2026	PEN	12,507		3,619	38	0
	06/2026	PHP	319,528		5,267	19	0
	06/2026	THB	242,489		7,528	130	0
	06/2026		$89,264	COP	336,206,987	765	0
	06/2026		809	GBP	609	0	(3)
	06/2026		683	ZAR	11,692	4	0
	08/2026	INR	3,588,313		$38,280	726	0
	09/2026	COP	2,549,128		642	0	(26)
	09/2026		$49,724	CLP	43,167,711	0	(3,095)
	09/2026		7,200	COP	27,960,066	130	0
	11/2026		21,709	PEN	74,257	0	(629)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

DUB	04/2026	AUD	58,128		$40,230	$125	$0
	04/2026	CNH	140,268		20,283	0	(83)
	04/2026	INR	15,964		171	2	0
	04/2026	PLN	36,450		10,034	215	0
	04/2026		$42,010	CNH	287,828	0	(221)
	04/2026		17,868	CZK	377,255	0	(99)
	04/2026		547	HKD	4,275	0	(1)
	04/2026		4,343	HUF	1,459,285	41	0
	04/2026		26,167	SGD	33,426	0	(169)
	05/2026	SGD	33,351		$26,167	168	0
	05/2026		$40,216	AUD	58,128	0	(125)
	05/2026		20,283	CNH	139,928	84	0
	06/2026	PEN	24,518		$7,116	97	0
	06/2026	TWD	2,379,761		74,769	718	0
	06/2026		$44,670	MXN	781,312	0	(1,345)
	06/2026		16,731	PHP	993,612	0	(413)
	08/2026		171	INR	16,122	0	(3)

FAR	04/2026	CHF	42,351		$54,873	1,908	0
	04/2026	JPY	3,860,499		24,708	383	0
	04/2026	SGD	4		3	0	0
	04/2026		$40,524	AUD	57,504	0	(849)
	04/2026		66,785	INR	6,155,614	0	(1,777)
	04/2026		77,478	JPY	12,365,550	437	0
	04/2026		29,703	PLN	107,191	0	(828)
	04/2026		141	SGD	180	0	(1)
	05/2026	JPY	12,328,198		$77,478	0	(434)
	05/2026	SGD	180		141	1	0
	06/2026	THB	965,700		30,000	538	0
	06/2026	TWD	827,068		25,800	64	0
	06/2026		$14,700	BRL	78,326	169	0
	06/2026		17,027	MXN	297,224	0	(546)

GLM	04/2026	BRL	347,286		$66,191	0	(854)
	04/2026		$66,234	BRL	347,286	812	0
	04/2026		3,193	HUF	1,092,591	90	0
	04/2026		43,311	MYR	170,104	0	(1,270)
	06/2026	CAD	33,162		$24,300	382	0
	06/2026	EUR	13,875		16,160	67	0
	06/2026	JPY	3,881,902		24,600	0	(16)
	06/2026	MXN	1,186,259		66,571	791	0
	06/2026	NZD	23,900		14,194	424	0
	06/2026	THB	488,279		14,845	0	(52)
	06/2026		$66,191	BRL	351,906	856	0
	06/2026		12,700	CLP	11,553,825	0	(218)
	06/2026		6,100	HUF	2,063,748	74	0
	06/2026		1,506	ILS	4,692	0	(10)
	06/2026		3,994	PHP	238,633	0	(75)
	06/2026		7,800	PLN	28,751	0	(57)

IND	04/2026		17,001	EUR	14,397	0	(359)
	06/2026		15,200	MYR	59,508	0	(469)

JPM	04/2026	CNH	147,589		$21,329	0	(99)
	04/2026	INR	3,109,304		33,614	778	0
	04/2026	SGD	33,578		26,644	528	0
	04/2026		$32	AUD	45	0	(1)
	04/2026		11,044	CZK	235,498	48	0
	04/2026		638	HKD	4,989	0	(1)
	04/2026		12,147	ZAR	202,838	0	(176)
	04/2026	ZAR	15,484		$911	0	(3)
	05/2026	JPY	6,744		43	0	0
	05/2026		$21,329	CNH	147,228	100	0
	06/2026	CHF	27,087		$34,300	141	0
	06/2026	CZK	95,990		4,507	0	(17)
	06/2026	EUR	50,048		57,858	0	(191)
	06/2026	GBP	81,693		108,866	761	0
	06/2026	IDR	187,610,066		11,014	0	(14)
	06/2026	MXN	37,289		2,078	10	0
	06/2026	NOK	303,792		31,430	74	0
	06/2026	NZD	7,450		4,378	85	0
	06/2026	SEK	108,120		11,670	206	0
	06/2026	THB	401,561		12,205	0	(46)

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$56,259	AUD	79,600	$0	$(1,400)
	06/2026		76,218	CAD	103,976	0	(1,225)
	06/2026		15,770	EUR	13,624	40	(7)
	06/2026		16,204	GBP	12,148	0	(129)
	06/2026		5,524	ILS	17,158	0	(55)
	06/2026		94,232	NOK	908,140	0	(497)
	06/2026		52,972	THB	1,672,945	0	(1,933)

MBC	04/2026	JPY	4,253,035		$27,353	554	0
	04/2026	KRW	39,989,437		27,326	733	0
	04/2026	NOK	17,344		1,808	17	0
	04/2026		$408	AUD	579	0	(8)
	04/2026		40,723	JPY	6,511,951	309	0
	05/2026	JPY	6,492,274		$40,723	0	(307)
	06/2026	CNH	136,343		19,800	0	(100)
	06/2026	COP	2,686,762		713	0	(6)
	06/2026	KRW	23,332,555		15,700	156	0
	06/2026	PEN	5,745		1,666	21	0
	06/2026		$16,500	INR	1,553,432	0	(118)
	09/2026	PEN	5,765		$1,666	23	0

MYI	04/2026	JPY	1,893		12	0	0
	04/2026		$529	CZK	11,260	2	0
	04/2026		327	MYR	1,286	0	(10)
	05/2026	NOK	102,769		$10,548	0	(64)
	06/2026	CLP	12,414,818		13,535	122	0
	06/2026	ILS	3,159		1,000	0	(7)
	06/2026	JPY	1,430,737		9,100	27	0
	06/2026	MYR	82,779		20,700	208	0
	06/2026		$17,685	PHP	1,049,213	0	(453)
	06/2026		324	PLN	1,208	2	0

NGF	04/2026	NOK	82,952		$8,629	62	0
	04/2026		$355	TRY	16,248	4	0

RBC	06/2026	HKD	15,165		$1,945	3	0

RYL	06/2026		$1,031	SGD	1,308	0	(8)

SCX	04/2026	CAD	8,954		$6,467	30	0
	04/2026	INR	697,072		7,693	332	0
	04/2026	JPY	3,036,129		19,462	332	0
	04/2026	NZD	45,617		27,273	1,059	0
	04/2026		$805	GBP	597	0	(14)
	05/2026		6,467	CAD	8,942	0	(30)

SOG	04/2026	EUR	14,397		$16,614	0	(26)
	04/2026	JPY	16,746,153		107,625	2,108	0
	04/2026		$20	CHF	15	0	(1)
	04/2026		12	CNH	80	0	0
	04/2026		250	CZK	5,335	1	0
	04/2026		213	RON	924	0	(4)
	05/2026		16,641	EUR	14,397	26	0
	06/2026	PEN	50,628		$15,027	533	0
	06/2026		$36,962	ILS	113,035	0	(931)

SSB	04/2026	GBP	683		$914	10	0
	04/2026	JPY	19,629		126	2	0
	05/2026		$914	GBP	683	0	(10)
	06/2026	COP	6,138,886		$1,588	0	(56)
	06/2026	EUR	3,902		4,513	5	(18)

UAG	04/2026	KRW	32,399		22	0	0
	04/2026	PLN	134,857		37,341	1,014	0
	04/2026		$36,446	PLN	132,013	0	(885)
	06/2026	COP	21,601,814		$5,613	0	(172)
	06/2026		$3,961	COP	14,850,167	16	0
	06/2026		35,530	ILS	108,905	0	(820)
	09/2026	COP	73,909,073		$19,205	0	(171)

Total Forward Foreign Currency Contracts						$39,150	$(34,740)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	2,900	$1	$3

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	153,500	159	417

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	354,000	161	375

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	25,700	26	70

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	268,300	285	728

Total Purchased Options							$632	$1,593

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	4,300	$978	$(117)	$861	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MEI	Receive	Bovespa Index	689	N/A	Maturity	04/15/2026	BRL	130,540	$0	$(123)	$0	$(123)
	Receive	Thailand Equity Index	1,189,600	N/A	Maturity	06/29/2026	THB	1,132,162	0	349	349	0

									$0	$226	$349	$(123)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MEI	Receive	KOSPI2 Index	20,750,000	0.000% (SOFR less a specified spread)	Maturity	06/11/2026	KRW	15,878,253	$0	$(216)	$0	$(216)

Total Swap Agreements									$978	$(107)	$1,210	$(339)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$135	$0	$0	$135	$(233)	$0	$0	$(233)	$(98)	$0	$(98)
BOA	3,953	0	861	4,814	(1,772)	0	0	(1,772)	3,042	(2,379)	663
BPS	7,480	3	0	7,483	(4,256)	0	0	(4,256)	3,227	(8,050)	(4,823)
BRC	487	0	0	487	(2,858)	0	0	(2,858)	(2,371)	2,732	361
CBK	8,167	0	0	8,167	(5,334)	0	0	(5,334)	2,833	(3,973)	(1,140)
DUB	1,450	417	0	1,867	(2,459)	0	0	(2,459)	(592)	1,312	720
FAR	3,500	375	0	3,875	(4,435)	0	0	(4,435)	(560)	866	306
GLM	3,496	0	0	3,496	(2,552)	0	0	(2,552)	944	(1,330)	(386)
IND	0	0	0	0	(828)	0	0	(828)	(828)	645	(183)
JPM	2,771	0	0	2,771	(5,794)	0	0	(5,794)	(3,023)	3,058	35
MBC	1,813	0	0	1,813	(539)	0	0	(539)	1,274	(1,770)	(496)
MEI	0	0	349	349	0	0	(339)	(339)	10	292	302
MYC	0	70	0	70	0	0	0	0	70	0	70
MYI	361	0	0	361	(534)	0	0	(534)	(173)	333	160
NGF	66	728	0	794	0	0	0	0	794	(1,060)	(266)
RBC	3	0	0	3	0	0	0	0	3	0	3
RYL	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
SCX	1,753	0	0	1,753	(44)	0	0	(44)	1,709	(1,960)	(251)

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2026

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
SOG	$2,668	$0	$0	$2,668	$(962)	$0	$0	$(962)	$1,706	$(2,094)	$(388)
SSB	17	0	0	17	(84)	0	0	(84)	(67)	0	(67)
UAG	1,030	0	0	1,030	(2,048)	0	0	(2,048)	(1,018)	1,298	280

Total Over the Counter	$39,150	$1,593	$1,210	$41,953	$(34,740)	$0	$(339)	$(35,079)

(i)

Securities with an aggregate market value of $10,537 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal and Other Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$9,687	$0	$3,352	$0	$357	$13,396
Swap Agreements	0	10	0	0	8,797	8,807

	$9,687	$10	$3,352	$0	$9,154	$22,203

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$39,150	$0	$39,150
Purchased Options	0	0	0	0	1,593	1,593
Swap Agreements	0	861	349	0	0	1,210

	$0	$861	$349	$39,150	$1,593	$41,953

	$9,687	$871	$3,701	$39,150	$10,747	$64,156

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$13,474	$0	$4,060	$292	$2,659	$20,485
Swap Agreements	0	2,325	0	0	11,954	14,279

	$13,474	$2,325	$4,060	$292	$14,613	$34,764

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,740	$0	$34,740
Swap Agreements	0	0	339	0	0	339

	$0	$0	$339	$34,740	$0	$35,079

	$13,474	$2,325	$4,399	$35,032	$14,613	$69,843

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)	March 31, 2026

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(177,404)	$0	$31,216	$2,413	$(11,456)	$(155,231)
Swap Agreements	0	17,040	0	0	(71,352)	(54,312)

	$(177,404)	$17,040	$31,216	$2,413	$(82,808)	$(209,543)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(74,968)	$0	$(74,968)
Purchased Options	0	0	0	0	(476)	(476)
Swap Agreements	0	111	18,830	0	2,094	21,035

	$0	$111	$18,830	$(74,968)	$1,618	$(54,409)

	$(177,404)	$17,151	$50,046	$(72,555)	$(81,190)	$(263,952)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$88,466	$0	$3,238	$407	$(1,381)	$90,730
Swap Agreements	0	(6,110)	0	0	61,817	55,707

	$88,466	$(6,110)	$3,238	$407	$60,436	$146,437

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$62,931	$0	$62,931
Purchased Options	0	0	0	0	628	628
Swap Agreements	0	(117)	268	0	88	239

	$0	$(117)	$268	$62,931	$716	$63,798

	$88,466	$(6,227)	$3,506	$63,338	$61,152	$210,235

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$25,474	$0	$25,474
Industrials	0	4,004	0	4,004
Utilities	0	6,950	0	6,950
U.S. Government Agencies	0	148,084	0	148,084
Non-Agency Mortgage-Backed Securities	0	12,149	0	12,149
Asset-Backed Securities
Automobile Sequential	0	13,692	0	13,692
Credit Card Bullet	0	8,930	0	8,930
Credit Card Other	0	2,009	0	2,009
Home Equity Other	0	360	0	360
Other ABS	0	73,624	6,473	80,097
Commodities	0	242,241	0	242,241
Short-Term Instruments
Repurchase Agreements	0	535,100	0	535,100
U.S. Treasury Bills	0	40,434	0	40,434

	$0	$1,113,051	$6,473	$1,119,524

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$674,568	$0	$0	$674,568

Total Investments	$674,568	$1,113,051	$6,473	$1,794,092

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(189,931)	$0	$(189,931)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13,240	8,168	0	21,408
Over the counter	0	41,953	0	41,953

	$13,240	$50,121	$0	$63,361

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20,240)	(13,944)	0	(34,184)
Over the counter	0	(35,079)	0	(35,079)

	$(20,240)	$(49,023)	$0	$(69,263)

Total Financial Derivative Instruments	$(7,000)	$1,098	$0	$(5,902)

Totals	$667,568	$924,218	$6,473	$1,598,259

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Notes to Financial Statements	March 31, 2026

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established PIMCO Cayman Commodity Fund VIII, Ltd., a Cayman Islands exempted company (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

The Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Notes to Financial Statements	(Cont.)

has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2026

determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Consolidated Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Notes to Financial Statements	(Cont.)

Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2026

in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

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Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$744,058	$201,429	$(340,201)	$5,113	$(1,935)	$608,464	$23,759	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$102,261	$410,936	$(447,131)	$47	$(9)	$66,104	$2,038	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the

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Notes to Financial Statements	(Cont.)

characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative

seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

(c) The Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation

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(collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms

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Notes to Financial Statements	(Cont.)

and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets, commodities and other assets and/or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

The Fund may invest in cash-settled futures contracts based on price movements of Bitcoin that are traded on an exchange regulated by the U.S. Commodity Futures Trading Commission (e.g., Chicago Mercantile Exchange) (“Bitcoin Futures”). Bitcoin Futures are subject to the risk that the value of Bitcoin (and therefore, the price of Bitcoin Futures), is not backed by any government, corporation, or other identified body. Because Bitcoin is a new technological innovation with a limited history and is a highly speculative asset, future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of any Fund exposure to Bitcoin through investments in Bitcoin Futures.

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(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value),

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Notes to Financial Statements	(Cont.)

but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

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Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

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Notes to Financial Statements	(Cont.)

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose the Fund to leverage risk, liquidity risk, market volatility, and margin requirements.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into

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account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Fund.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Commodity Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign(non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the

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Notes to Financial Statements	(Cont.)

short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Fund is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including

PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

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Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Fund may adversely affect PIMCO or the Fund, including by causing losses or impairing PIMCO’s or the Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

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Notes to Financial Statements	(Cont.)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3		Class A	Class C
1.15%	0.25%	0.35%	0.45%	(1)	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C

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shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses;

(vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Notes to Financial Statements	(Cont.)

for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the amount waived and/or reimbursed was $8,319.

(g) Acquired Fund Fees and Expenses The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $3,637,970. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights. Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$8,724,764	$9,395,633	$174,162	$639,487

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	71,351	$743,612	98,276	$1,031,085

I-2	9,896	99,818	12,634	130,749

I-3	682	6,796	1,705	17,946

Class A	338	3,413	2,659	27,533

Class C	7	63	10	106

44	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2026

	Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Cost of shares redeemed

Institutional Class	(105,471)	$(1,024,112)	(143,395)	$(1,485,866)

I-2	(19,211)	(195,215)	(21,395)	(220,605)

I-3	(2,233)	(22,503)	(2,582)	(26,578)

Class A	(1,227)	(12,053)	(4,623)	(46,764)

Class C	(2)	(20)	(4)	(38)

Net increase (decrease) resulting from Fund share transactions	(45,870)	$(400,201)	(56,715)	$(572,432)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, four persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares comprising 80% of the Fund. One of the shareholders is a related party of the Fund and comprises 24% of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on September 6, 2013, as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 26.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. For the annual period covered by this report, the fund did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Notes to Financial Statements	(Cont.)

Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income.

Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Fund with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of its Commodity Subsidiary’s “subpart F income” will increase the Fund’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in its Commodity Subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by Commodity Subsidiary, such loss is not generally available to offset the income earned by such Commodity Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If the Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Fund’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in this prospectus.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO TRENDS Managed Futures Strategy Fund	$68,115	$0	$171,635	$0	$(152,574)	$0	$0	$87,176

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, constructive sales, straddle loss deferrals, hyperinflationary investments, and controlled foreign corporation (CFC) transactions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.

46	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2026

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO TRENDS Managed Futures Strategy Fund	$152,574	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO TRENDS Managed Futures Strategy Fund	$1,540,940	$258,183	$(86,873)	$171,310

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, constructive sales, straddle loss deferrals, hyperinflationary investments, and controlled foreign corporation (CFC) transactions.

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO TRENDS Managed Futures Strategy Fund	$0	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO TRENDS Managed Futures Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO TRENDS Managed Futures Strategy Fund and its subsidiary (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2026, the related consolidated statement of operations for the year ended March 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights (consolidated) for each of the periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

48	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.	TDM	TD Securities (USA) LLC

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira

CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

BIST	Borsa Instanbul Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

CME	Chicago Mercantile Exchange	LME	London Metal Exchange

Index/Spread Abbreviations:

Brent	Brent Crude	FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	S&P 500	Standard & Poor’s 500 Index

CAC	Cotation Assistée en Continu	FTSE/JSE	South African Performance Index	SIBCSORA	Singapore Overnight Rate Average

CAONREPO	Canadian Overnight Repo Rate Average	HSCEI	Hang Seng China Enterprises Index	SOFR	Secured Overnight Financing Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	IBEX 35	Spanish Continuous Exchange Index	SONIA	Sterling Overnight Interbank Average Rate

CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	IFSC	National Stock Exchange of India	SPI 200	Australian Equity Futures Index

CNREPOFIX	China Fixing Repo Rates 7-Day	KOSPI2	Korea Stock Exchange KOSPI 200 Index	THOR	Thai Overnight Baht Repurchase Rate

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	VSTOXX	Euro Stoxx 50 Volatility Index

DAX	Deutscher Aktien Index 30	OMX	Stockholm 30 Index	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange

EUR003M	3 Month EUR Swap Rate

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TAIBOR	Taipei Interbank Offered Rate

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined

CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	TELBOR	Tel Aviv Inter-Bank Offered Rate

CLO	Collateralized Loan Obligation	Oat	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate	oz.	Ounce	WTI	West Texas Intermediate

HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO TRENDS Managed Futures Strategy Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund net income, yield, earnings or investment performance.

50	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as ‘’qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Fund intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Fund intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO TRENDS Managed Futures Strategy Fund	0.00%	0.00%	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

52	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS10789FSTMAR_033126

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)  Exhibit99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)  Notapplicable for open-end investment companies.

(a)(3)  Exhibit99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Notapplicable to the Registrant.

(a)(5)  Therewas no change in the Registrant’s independent public accountant for the period covered by the report.

(b)     Exhibit99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner President (Principal Executive Officer)

Date:	June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner President (Principal Executive Officer)

Date:	June 1, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh Treasurer (Principal Financial & Accounting Officer)

Date:	June 1, 2026